Schedule of Investments
California Municipal Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.97% Shares Held Value (000's)
Exchange-Traded Funds - 0.97%
iShares California Muni Bond ETF 99,731 $ 6,279
TOTAL INVESTMENT COMPANIES $ 6,279
MUNICIPAL BONDS - 100.17%
Principal
Amount (000's) Value (000's)
California - 98.70%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,655
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,163
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 7,969
5.00%, 10/01/2036 6,250 7,277
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,169
Alum Rock Union Elementary School District
5.25%, 08/01/2043 240 269
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2045 750 876
5.00%, 10/01/2050 1,000 1,164
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,205
5.00%, 10/01/2045 1,000 1,191
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 3,332
5.00%, 08/15/2033 1,750 2,104
5.00%, 08/15/2034 2,000 2,442
5.00%, 02/01/2035 2,000 2,295
5.00%, 11/15/2046
(b)
4,504 5,281
5.00%, 11/15/2048 2,785 3,383
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,166
California Housing Finance
4.25%, 01/15/2035 8,869 9,905
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,768
5.00%, 08/01/2036 2,250 2,910
5.00%, 08/01/2037 1,000 1,289
5.00%, 08/01/2038 1,175 1,508
5.00%, 08/01/2039 1,130 1,447
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,341
4.00%, 07/15/2029 11,500 11,534
4.00%, 10/01/2039 2,150 2,330
5.00%, 05/15/2033 1,000 1,176
5.00%, 05/15/2034 1,000 1,170
5.00%, 12/31/2034 7,550 9,000
5.00%, 12/31/2036 3,000 3,550
5.00%, 05/15/2038 2,000 2,307
5.00%, 12/31/2038 5,500 6,470
5.00%, 10/01/2044 1,000 1,149
5.25%, 11/01/2036 4,000 4,565
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 710
5.00%, 05/15/2044
(a)
5,000 5,907
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 12,159
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
3.00%, 11/01/2025 $ 10,500 $ 11,519
3.25%, 12/01/2027
(c)
2,000 2,175
4.30%, 07/01/2040 3,400 3,859
5.00%, 07/01/2029
(d)
1,000 1,211
5.00%, 07/01/2030
(d)
2,000 2,113
5.00%, 07/01/2037
(d)
10,000 10,450
5.00%, 07/01/2039
(d)
4,250 4,995
5.00%, 11/21/2045
(d)
1,500 1,746
California Public Finance Authority
0.11%, 08/01/2052
(c)
1,745 1,745
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,167
5.00%, 08/01/2038
(d)
1,000 1,163
California State Public Works Board
5.00%, 11/01/2037 1,375 1,499
5.00%, 10/01/2039 4,500 5,197
California State University
5.00%, 11/01/2037 2,000 2,501
California Statewide Communities Development
Authority
0.13%, 07/15/2040
(c)
5,500 5,500
3.00%, 06/01/2029
(d)
750 702
4.00%, 02/01/2022 830 842
4.00%, 02/01/2025 940 971
4.00%, 09/02/2029 1,000 1,107
4.00%, 07/01/2048 1,800 2,024
4.00%, 09/02/2050 850 872
5.00%, 10/01/2028 1,875 2,109
5.00%, 02/01/2030 2,775 2,832
5.00%, 11/01/2032
(d)
1,135 1,220
5.00%, 05/15/2034 4,855 5,443
5.00%, 06/01/2034
(d)
375 393
5.00%, 09/02/2034 1,000 1,173
5.00%, 12/01/2036
(d)
5,000 5,555
5.00%, 04/01/2038
(c)
10,000 13,536
5.00%, 09/02/2038 3,000 3,521
5.00%, 06/01/2039
(d)
475 490
5.00%, 09/02/2039 500 577
5.00%, 09/02/2039 745 858
5.00%, 09/02/2039 900 1,037
5.00%, 09/02/2039 1,000 1,181
5.00%, 05/15/2040 3,500 3,865
5.00%, 09/02/2040 1,000 1,152
5.00%, 12/01/2041
(d)
1,000 1,102
5.00%, 09/02/2044 1,425 1,620
5.00%, 12/01/2046
(d)
1,620 1,773
5.00%, 09/02/2048 1,000 1,164
5.00%, 09/02/2049 600 683
5.00%, 06/01/2051
(d)
1,950 1,978
5.25%, 12/01/2034 3,500 3,853
5.25%, 12/01/2038
(d)
1,000 1,116
5.25%, 12/01/2043
(d)
3,825 4,236
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,067
6.00%, 05/01/2043 1,550 1,563
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,492
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,191
5.00%, 09/01/2049 2,000 2,187
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,405

Schedule of Investments
California Municipal Fund
July 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2026 $ 1,000 $ 1,191
5.00%, 05/15/2026 3,500 4,312
5.00%, 05/15/2028 3,175 4,091
5.00%, 05/15/2031 295 324
5.00%, 05/15/2032 535 622
5.00%, 05/15/2035 5,425 6,907
5.00%, 05/15/2036 1,500 1,727
5.00%, 05/15/2037
(b)
3,463 4,377
5.00%, 05/15/2038 1,155 1,456
5.00%, 05/15/2039
(b)
2,416 3,037
5.00%, 05/15/2042
(b)
966 1,134
5.00%, 05/15/2044
(b)
6,644 7,995
5.00%, 05/15/2044
(b)
2,980 3,700
5.00%, 05/15/2044
(b)
443 537
5.00%, 05/15/2047
(b)
2,819 3,343
5.25%, 05/15/2048
(b)
1,611 1,985
City of Oroville CA
5.25%, 04/01/2049 2,500 2,686
5.25%, 04/01/2054 3,000 3,191
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,802
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,251
5.00%, 11/01/2036 2,010 2,132
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,603
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 7,956
County of Riverside CA
4.00%, 06/30/2021 5,000 5,176
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,585
5.00%, 07/01/2037 2,000 2,434
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,297
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 597
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,573
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,222
5.00%, 06/01/2028 7,000 8,660
5.25%, 06/01/2047 7,500 7,692
5.30%, 06/01/2037 9,000 9,300
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,379
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,125
La Verne Public Financing Authority
7.25%, 09/01/2026 590 592
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,671
5.50%, 11/15/2030 1,010 1,371
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 $ 2,000 $ 2,403
5.00%, 08/01/2042 1,400 1,506
5.00%, 12/01/2045
(b)
5,500 6,470
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,478
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,451
5.25%, 07/01/2042 6,500 8,226
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,196
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,801
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,860
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,232
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,752
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,139
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,075
5.00%, 03/01/2047 1,500 1,798
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,946
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,398
4.00%, 08/01/2037
(a)
1,505 1,750
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,237
5.00%, 09/01/2029
(a)
1,000 1,230
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,339
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,083
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,080
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,995
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 2,923
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,476
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,241
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,500
5.00%, 11/01/2036
(a)
3,330 4,217

Schedule of Investments
California Municipal Fund
July 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
$ 855 $ 492
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 148
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,184
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,793
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,502
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,829
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,877
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,779
5.00%, 07/01/2037 2,300 2,721
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,408
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,655
4.00%, 07/01/2038 2,000 2,349
4.00%, 07/01/2044 1,000 1,122
5.00%, 07/01/2042 5,000 5,929
5.00%, 07/01/2044 2,000 2,511
5.00%, 07/01/2049 1,500 1,825
San Diego County Water Authority
5.00%, 05/01/2031
(f)
1,000 1,397
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,223
5.00%, 08/01/2030 1,000 1,417
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,563
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,597
4.00%, 07/01/2037 2,500 2,956
San Francisco City & County Airport Comm -San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,224
5.00%, 05/01/2034 1,000 1,261
5.00%, 05/01/2042 1,500 1,778
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,803
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,047
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,203
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,539
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,996
4.00%, 08/01/2038 2,975 3,506
4.00%, 08/01/2039 1,510 1,776
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
South Placer Wastewater Authority/CA
5.00%, 11/01/2035 $ 500 $ 739
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,740
5.00%, 11/01/2029 2,725 3,524
5.25%, 07/01/2029 695 726
5.25%, 07/01/2031 695 725
State of California
0.12%, 05/01/2034
(c)
2,000 2,000
0.14%, 05/01/2034
(c)
5,800 5,800
2.45%, 12/01/2031 380 387
4.00%, 09/01/2033 1,580 1,871
5.00%, 09/01/2034 5,000 6,230
5.00%, 02/01/2038 1,450 1,593
5.00%, 04/01/2043 3,380 3,722
5.25%, 11/01/2040 1,500 1,516
6.00%, 03/01/2033 670 673
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,713
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,281
5.00%, 06/01/2035 500 637
5.00%, 06/01/2036 2,000 2,537
5.00%, 06/01/2048 5,000 6,059
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 528
5.00%, 10/01/2035 500 643
5.00%, 10/01/2037 700 894
5.00%, 10/01/2038 1,000 1,273
5.00%, 10/01/2045 1,500 1,888
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,207
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,142
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,032
University of California
5.00%, 05/15/2044 1,000 1,142
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 6,036
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,814
$ 634,779
Guam - 1.47%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,883
5.00%, 01/01/2050 4,390 5,410
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,138
$ 9,431
TOTAL MUNICIPAL BONDS $ 644,210
Total Investments $ 650,489
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.99)%
Notes with interest rates of 0.20% - 0.24% at July
31, 2020 and contractual maturities of collateral
of 2023-2025.
(g)
$ (19,231) (19,231)
Total Net Investments $ 631,258
Other Assets and Liabilities -  1.85% 11,871
TOTAL NET ASSETS - 100.00% $ 643,129

Schedule of Investments
California Municipal Fund
July 31, 2020 (unaudited)
See accompanying notes.

(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,366 or 7.83% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 72.31%
General Obligation Unlimited 11.53%
Insured 9.32%
Special Assessment 2.90%
Prerefunded 1.75%
Tax Allocation 1.22%
Investment Companies 0.97%
Revenue Notes 0.80%
Special Tax 0.34%
Liability For Floating Rate Notes Issued (2.99)%
Other Assets and Liabilities
1.85%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.78% Shares Held Value (000's)
Money Market Funds - 2.78%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
1,134,215 $ 1,134
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
233,986,059 233,986
$ 235,120
TOTAL INVESTMENT COMPANIES $ 235,120
COMMON STOCKS - 0.21% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
(d),(e),(f)
658,740 $ —
Transportation - 0.21%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 17,786
TOTAL COMMON STOCKS $ 17,786
BONDS - 65.05%
Principal
Amount (000's) Value (000's)
Airlines - 0.54%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(h)
$ 30,000 $ 31,084
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 7,008 6,547
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 9,000 8,249
$ 45,880
Apparel - 0.16%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,773
Automobile Floor Plan Asset Backed Securities - 1.28%
Ford Credit Floorplan Master Owner Trust A
0.57%, 10/15/2023 1,000 997
1.00 x 1 Month USD LIBOR + 0.40%
0.77%, 09/15/2024 40,000 39,889
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
0.80%, 09/25/2023
(h)
6,750 6,748
1.00 x 1 Month USD LIBOR + 0.63%
0.81%, 05/25/2024
(h)
14,000 13,949
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
0.60%, 11/15/2023 20,000 19,986
1.00 x 1 Month USD LIBOR + 0.43%
0.73%, 02/15/2024 26,845 26,829
1.00 x 1 Month USD LIBOR + 0.56%
$ 108,398
Automobile Manufacturers - 0.80%
American Honda Finance Corp
1.95%, 05/20/2022 48,000 49,303
2.30%, 09/09/2026 7,000 7,531
3.80%, 09/20/2021
(h)
10,000 10,347
$ 67,181
Banks - 12.60%
Bank of America Corp
2.46%, 10/22/2025
(i)
35,000 37,142
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,567
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,934
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 11,440
3.97%, 02/07/2030
(i)
8,000 9,417
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,682
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 50,000 53,131
2.20%, 08/16/2023 9,500 9,978
2.80%, 05/04/2026 8,000 8,962
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
(continued)
3.00%, 10/30/2028 $ 9,000 $ 10,174
Citigroup Inc
2.98%, 11/05/2030
(i)
51,000 55,855
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 25,578
4.45%, 09/29/2027 8,000 9,314
4.50%, 01/14/2022 4,900 5,180
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,179
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 62,636
2.60%, 06/15/2022 10,000 10,367
3.65%, 01/25/2024 14,000 15,349
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 21,000 23,430
3.63%, 01/22/2023 7,000 7,519
3.81%, 04/23/2029
(i)
13,000 15,017
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 26,830
5.25%, 07/27/2021 13,000 13,618
JPMorgan Chase & Co
2.74%, 10/15/2030
(i)
47,000 51,407
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,303
3.63%, 05/13/2024 15,900 17,648
3.74%, 12/31/2049
(k)
3,911 3,747
3 Month USD LIBOR + 3.47%
3.90%, 07/15/2025 8,000 9,112
KeyCorp
2.25%, 04/06/2027 30,000 32,030
2.55%, 10/01/2029 50,000 53,864
Morgan Stanley
2.70%, 01/22/2031
(i)
38,000 41,431
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,839
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 11,433
4.00%, 07/23/2025 5,000 5,764
4.88%, 11/01/2022 2,000 2,177
5.50%, 07/28/2021 5,900 6,194
6.25%, 08/09/2026 4,000 5,177
PNC Bank NA
2.70%, 10/22/2029 53,000 58,160
2.95%, 02/23/2025 10,000 10,991
3.10%, 10/25/2027 4,750 5,440
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(i),(k)
19,800 20,146
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 53,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 22,243
3.30%, 05/15/2026 5,000 5,594
Truist Financial Corp
2.70%, 01/27/2022 9,500 9,806
US Bancorp
2.95%, 07/15/2022 5,000 5,245
3.00%, 03/15/2022 2,000 2,083
3.00%, 07/30/2029 6,000 6,692
3.15%, 04/27/2027 3,800 4,338
3.60%, 09/11/2024 12,000 13,412

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.90%, 04/26/2028 $ 5,000 $ 6,069
4.13%, 05/24/2021 3,000 3,084
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 36,347
2.80%, 01/27/2025 7,000 7,658
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 33,674
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 34,742
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,564
$ 1,063,799
Beverages - 0.45%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 14,000 17,175
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 2,578 2,678
4.90%, 01/23/2031 14,000 17,969
$ 37,822
Biotechnology - 2.39%
Amgen Inc
2.20%, 02/21/2027 11,500 12,274
2.45%, 02/21/2030 26,000 28,031
3.63%, 05/15/2022 8,000 8,410
3.88%, 11/15/2021 38,529 39,919
Biogen Inc
2.25%, 05/01/2030 65,000 67,856
Gilead Sciences Inc
3.50%, 02/01/2025 10,000 11,206
3.65%, 03/01/2026 21,000 24,203
4.40%, 12/01/2021 9,900 10,343
$ 202,242
Chemicals - 1.08%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
24,000 25,557
Airgas Inc
3.65%, 07/15/2024 12,750 14,080
Westlake Chemical Corp
3.38%, 06/15/2030 4,500 4,776
3.60%, 08/15/2026 43,000 47,043
$ 91,456
Commercial Services - 0.37%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,299
4.50%, 08/16/2021
(h)
6,000 6,213
7.00%, 10/15/2037
(h)
13,000 17,915
$ 31,427
Computers - 1.04%
Apple Inc
1.13%, 05/11/2025 10,000 10,276
2.05%, 09/11/2026 30,000 32,345
2.40%, 05/03/2023 14,650 15,490
3.20%, 05/11/2027 13,000 14,891
3.25%, 02/23/2026 13,000 14,754
$ 87,756
Credit Card Asset Backed Securities - 0.41%
American Express Credit Account Master Trust
0.41%, 04/15/2024 35,000 35,049
1.00 x 1 Month USD LIBOR + 0.24%
Diversified Financial Services - 0.45%
Jefferies Group LLC
5.13%, 01/20/2023 1,500 1,636
6.25%, 01/15/2036 10,325 12,957
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 $ 19,000 $ 21,407
4.85%, 01/15/2027 1,750 1,995
$ 37,995
Electric - 10.15%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 28,081
Alabama Power Co
3.45%, 10/01/2049 42,000 51,456
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(h)
10,000 11,503
Black Hills Corp
2.50%, 06/15/2030 15,000 15,875
3.05%, 10/15/2029 39,500 43,512
3.15%, 01/15/2027 7,500 8,072
4.35%, 05/01/2033 8,000 9,540
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 11,477
Entergy Louisiana LLC
2.90%, 03/15/2051 7,000 7,991
3.25%, 04/01/2028 12,000 13,540
4.20%, 09/01/2048 31,000 42,469
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,232
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,303
3.15%, 10/01/2049 25,000 30,762
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(f)
9,300 —
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 10,041
3.50%, 09/30/2049 66,000 79,053
LG&E and KU Energy LLC
3.75%, 11/15/2020 5,000 5,005
4.38%, 10/01/2021 5,900 6,090
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,343
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,488
4.30%, 01/15/2029
(h)
14,000 16,322
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,635
Nevada Power Co
2.40%, 05/01/2030 20,500 22,454
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 56,960
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 21,521
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025 7,000 7,680
3.10%, 09/15/2049 33,500 39,904
4.10%, 11/15/2048 5,000 6,790
5.75%, 03/15/2029 21,000 28,233
PacifiCorp
5.25%, 06/15/2035 5,750 8,291
6.25%, 10/15/2037 2,500 3,846
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 19,585
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 18,266
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,038 6,127
5.38%, 06/30/2035
(h)
21,236 24,510
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 10,795
3.55%, 02/15/2022 12,900 13,340
3.85%, 02/01/2048 7,900 9,310

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC
4.60%, 12/15/2021 $ 11,750 $ 10,387
TransAlta Corp
4.50%, 11/15/2022 19,650 19,846
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,165
3.85%, 03/15/2023 19,900 21,308
4.85%, 12/01/2048 7,000 9,759
5.15%, 11/15/2021 3,000 3,134
Xcel Energy Inc
2.60%, 12/01/2029 32,000 35,129
3.50%, 12/01/2049 24,000 29,297
$ 857,427
Electronics - 0.46%
Keysight Technologies Inc
3.00%, 10/30/2029 35,000 39,196
Environmental Control - 0.64%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,452
Republic Services Inc
2.30%, 03/01/2030 16,500 17,747
3.20%, 03/15/2025 13,000 14,419
3.55%, 06/01/2022 9,000 9,446
$ 54,064
Food - 0.46%
Kraft Heinz Foods Co
3.75%, 04/01/2030
(h)
21,000 22,758
3.95%, 07/15/2025 15,000 16,489
$ 39,247
Gas - 0.63%
NiSource Inc
2.95%, 09/01/2029 29,000 32,364
3.60%, 05/01/2030 14,000 16,459
3.85%, 02/15/2023 4,000 4,290
$ 53,113
Healthcare - Services - 0.83%
HCA Inc
4.13%, 06/15/2029 14,000 16,386
5.63%, 09/01/2028 2,000 2,385
5.88%, 05/01/2023 4,500 4,939
7.50%, 11/06/2033 1,950 2,628
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 9,594
2.88%, 08/15/2029 15,000 17,119
3.50%, 08/15/2039 14,000 17,167
$ 70,218
Insurance - 2.64%
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 8,000 8,493
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,555
3.75%, 08/15/2021 5,000 5,176
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 34,669
4.50%, 08/15/2028 39,500 44,758
5.50%, 09/01/2022 5,000 5,390
First American Financial Corp
4.00%, 05/15/2030 28,000 30,271
4.30%, 02/01/2023 21,800 22,936
4.60%, 11/15/2024 5,000 5,397
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 17,369
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 24,614
3.88%, 03/27/2028 7,000 8,332
4.50%, 11/16/2021 7,000 7,367
$ 223,327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 1.10%
Amazon.com Inc
2.80%, 08/22/2024 $ 44,000 $ 47,941
4.05%, 08/22/2047 32,650 44,962
$ 92,903
Iron & Steel - 0.18%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 15,530
Lodging - 0.65%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 43,076
3.70%, 01/15/2031 11,000 11,408
$ 54,484
Media - 2.63%
Comcast Corp
2.65%, 02/01/2030 33,000 36,538
2.85%, 01/15/2023 13,000 13,892
3.13%, 07/15/2022 2,000 2,109
3.30%, 02/01/2027 10,000 11,352
3.95%, 10/15/2025 15,000 17,378
4.25%, 10/15/2030 4,500 5,645
6.45%, 03/15/2037 1,800 2,814
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,986
4.13%, 05/15/2029 22,000 25,394
5.30%, 05/15/2049 13,000 16,811
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 10,242
6.75%, 06/15/2039 6,000 8,421
7.30%, 07/01/2038 7,750 11,266
Walt Disney Co/The
2.00%, 09/01/2029 28,000 29,129
4.50%, 02/15/2021 7,000 7,152
6.40%, 12/15/2035 8,900 13,713
$ 221,842
Oil & Gas - 2.76%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,430
3.12%, 05/04/2026 10,000 11,152
3.41%, 02/11/2026 13,000 14,548
3.94%, 09/21/2028 13,000 15,309
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,309
3.56%, 11/01/2021 17,000 17,663
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 9,153
3.80%, 04/15/2024 35,000 37,699
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,800
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 10,047
5.38%, 10/01/2022 11,000 11,052
Nabors Industries Inc
5.10%, 09/15/2023 5,000 2,694
Phillips 66
4.30%, 04/01/2022 28,000 29,703
Suncor Energy Inc
2.80%, 05/15/2023 8,000 8,412
3.60%, 12/01/2024 18,000 19,732
4.00%, 11/15/2047 4,500 4,990
9.25%, 10/15/2021 9,475 10,328
Valaris plc
4.88%, 06/01/2022 8,650 627
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 4,500
Whiting Petroleum Corp
0.00%, 03/15/2021
(d)
19,150 3,255
$ 233,403

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.56%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h),(j)
$ 10,000 $ 10,378
4.00%, 12/21/2025
(h)
33,000 36,624
$ 47,002
Other Asset Backed Securities - 1.26%
Drug Royalty III LP 1
1.87%, 10/15/2031
(h)
2,441 2,399
1.00 x 3 Month USD LIBOR + 1.60%
2.77%, 04/15/2027
(h)
1,076 1,075
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(h)
1,020 1,024
4.27%, 10/15/2031
(h)
3,139 3,237
PFS Financing Corp
0.72%, 09/15/2023
(h)
40,000 39,834
1.00 x 1 Month USD LIBOR + 0.55%
0.72%, 04/15/2024
(h)
13,000 12,964
1.00 x 1 Month USD LIBOR + 0.55%
Verizon Owner Trust 2017-3
0.46%, 04/20/2022
(h)
2,920 2,921
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
0.61%, 04/22/2024 42,500 42,624
1.00 x 1 Month USD LIBOR + 0.42%
$ 106,078
Packaging & Containers - 0.13%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,210
6.88%, 07/15/2033
(h)
6,900 8,383
$ 10,593
Pharmaceuticals - 2.37%
AbbVie Inc
2.15%, 11/19/2021
(h)
33,000 33,694
2.30%, 11/21/2022
(h)
18,000 18,696
2.90%, 11/06/2022 14,650 15,405
Bristol-Myers Squibb Co
3.20%, 06/15/2026 20,000 22,715
3.40%, 07/26/2029 27,000 31,794
3.45%, 11/15/2027 9,000 10,461
3.90%, 02/20/2028 10,500 12,549
CVS Health Corp
3.00%, 08/15/2026 7,000 7,741
4.30%, 03/25/2028 13,000 15,444
5.05%, 03/25/2048 23,000 31,682
$ 200,181
Pipelines - 1.74%
ANR Pipeline Co
9.63%, 11/01/2021 900 1,004
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,421
4.15%, 07/01/2023 10,000 10,050
4.35%, 10/15/2024 8,000 8,020
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,870
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,657
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
22,000 24,340
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,527
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 14,506
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,879
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,738
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
6.10%, 06/01/2040 $ 7,000 $ 10,024
7.25%, 08/15/2038 10,000 15,617
$ 146,653
REITs - 9.76%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033
(l)
13,000 13,050
2.75%, 12/15/2029 14,500 15,851
3.38%, 08/15/2031 30,000 34,681
4.30%, 01/15/2026 9,900 11,537
4.90%, 12/15/2030 4,250 5,435
American Tower Corp
2.10%, 06/15/2030 3,000 3,120
2.40%, 03/15/2025 7,000 7,490
2.75%, 01/15/2027 53,000 57,897
3.38%, 10/15/2026 5,000 5,666
CBL & Associates LP
5.95%, 12/15/2026 13,750 3,197
Crown Castle International Corp
2.25%, 01/15/2031 13,000 13,488
3.10%, 11/15/2029 8,000 8,923
4.00%, 11/15/2049 17,000 20,794
4.30%, 02/15/2029 13,000 15,613
CubeSmart LP
3.00%, 02/15/2030 18,000 19,638
4.00%, 11/15/2025 5,000 5,603
4.38%, 12/15/2023 8,000 8,821
4.38%, 02/15/2029 2,000 2,368
4.80%, 07/15/2022 16,800 17,804
Duke Realty LP
2.88%, 11/15/2029 12,500 14,066
3.25%, 06/30/2026 5,000 5,529
3.38%, 12/15/2027 25,000 28,390
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 8,895
3.63%, 01/15/2028 3,500 3,778
3.88%, 05/01/2025 5,000 5,362
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 7,427
3.00%, 01/15/2030 50,000 53,907
Omega Healthcare Investors Inc
3.63%, 10/01/2029 32,000 32,201
4.75%, 01/15/2028 7,000 7,674
5.25%, 01/15/2026 8,000 8,638
Physicians Realty LP
4.30%, 03/15/2027 17,900 19,008
SBA Tower Trust
2.33%, 07/15/2052
(h)
10,000 10,170
2.84%, 01/15/2050
(h)
30,000 31,308
Service Properties Trust
4.35%, 10/01/2024 12,000 10,742
4.50%, 06/15/2023 5,000 4,750
4.65%, 03/15/2024 5,650 5,170
4.95%, 02/15/2027 5,900 5,341
5.00%, 08/15/2022 14,650 14,464
Simon Property Group LP
2.00%, 09/13/2024 32,000 33,050
2.75%, 02/01/2023 7,000 7,291
STORE Capital Corp
4.63%, 03/15/2029 33,500 36,008
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,137
3.85%, 04/01/2027 21,000 22,688
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,951

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Welltower Inc
2.70%, 02/15/2027 $ 12,000 $ 12,740
2.75%, 01/15/2031 7,000 7,145
3.10%, 01/15/2030 23,000 24,136
3.75%, 03/15/2023 3,000 3,182
4.13%, 03/15/2029 6,000 6,758
4.25%, 04/15/2028 4,000 4,582
4.50%, 01/15/2024 5,000 5,522
Weyerhaeuser Co
3.25%, 03/15/2023 5,000 5,280
7.38%, 03/15/2032 40,000 57,667
WP Carey Inc
3.85%, 07/15/2029 30,000 32,446
$ 824,379
Savings & Loans - 0.08%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 7,035
Semiconductors - 0.37%
NVIDIA Corp
2.85%, 04/01/2030 14,000 15,679
3.50%, 04/01/2040 13,000 15,615
$ 31,294
Software - 0.77%
Oracle Corp
2.50%, 05/15/2022 35,000 36,232
2.95%, 05/15/2025 25,900 28,588
$ 64,820
Telecommunications - 1.80%
Corning Inc
2.90%, 05/15/2022 5,000 5,183
4.75%, 03/15/2042 4,650 5,887
5.45%, 11/15/2079 35,000 45,480
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
16,000 18,166
Qwest Corp
6.75%, 12/01/2021 20,800 22,197
Sprint Corp
7.88%, 09/15/2023 7,750 8,990
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
12,031 12,182
5.15%, 03/20/2028
(h)
16,500 19,316
T-Mobile USA Inc
6.38%, 03/01/2025 14,000 14,372
$ 151,773
Transportation - 0.97%
Ryder System Inc
2.90%, 12/01/2026 51,000 54,426
3.35%, 09/01/2025 25,000 27,134
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(f)
14,000 —
$ 81,560
Trucking & Leasing - 0.54%
Penske Truck Leasing Co Lp / PTL Finance Corp
2.70%, 11/01/2024
(h)
28,000 29,484
3.45%, 07/01/2024
(h)
9,000 9,804
4.88%, 07/11/2022
(h)
5,500 5,911
$ 45,199
TOTAL BONDS $ 5,494,099
SENIOR FLOATING RATE INTERESTS
- 0.23%
Principal
Amount (000's) Value (000's)
Pipelines - 0.10%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(m)
$ 9,554 $ 8,591
3 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.13%
Ivanti Software Inc
10.00%, 01/20/2025
(m)
$ 12,250 $ 10,902
3 Month USD LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 19,493
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 31.39%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.36%
3.00%, 10/01/2042 $ 8,102 $ 8,748
3.00%, 10/01/2042 7,762 8,352
3.00%, 11/01/2042 8,236 8,861
3.00%, 06/01/2043 9,367 10,074
3.00%, 12/01/2046 15,241 16,322
3.00%, 07/01/2047 16,560 17,535
3.50%, 04/01/2042 5,844 6,330
3.50%, 04/01/2045 7,704 8,469
3.50%, 03/01/2048 17,128 18,726
4.00%, 02/01/2046 10,000 10,925
9.00%, 01/01/2025 2 2
$ 114,344
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.73%
3.00%, 03/01/2042 6,188 6,654
3.00%, 03/01/2042 6,694 7,197
3.00%, 05/01/2042 7,007 7,530
3.00%, 06/01/2042 6,296 6,770
3.00%, 06/01/2042 6,739 7,248
3.00%, 08/01/2049 43,439 46,215
3.00%, 09/01/2049 41,122 43,608
3.00%, 10/01/2049 41,857 44,450
3.00%, 10/01/2049 45,595 48,481
3.00%, 10/01/2049 44,171 46,792
3.00%, 11/01/2049 45,017 48,023
3.00%, 11/01/2049 55,523 58,784
3.00%, 11/01/2049 45,820 48,783
3.00%, 03/01/2050 45,187 48,170
3.50%, 12/01/2040 4,471 4,848
3.50%, 01/01/2042 4,410 4,840
3.50%, 02/01/2043 7,855 8,637
3.50%, 03/01/2045 8,351 9,179
3.50%, 06/01/2045 11,781 12,835
3.50%, 07/01/2045 9,143 9,961
3.50%, 11/01/2045 11,021 11,933
3.50%, 06/01/2046 43,491 46,840
3.50%, 08/01/2047 34,983 37,032
3.50%, 11/01/2047 17,230 18,229
3.50%, 12/01/2047 37,851 40,048
3.50%, 09/01/2048 12,890 13,615
3.50%, 06/01/2049 32,729 34,523
3.50%, 07/01/2049 38,860 40,994
3.50%, 09/01/2049 35,422 37,323
3.50%, 09/01/2049 39,733 41,885
3.50%, 11/01/2049 43,551 46,277
3.50%, 11/01/2049 34,437 36,291
3.50%, 12/01/2049 37,429 39,443
4.00%, 09/01/2040 4,521 4,997
4.00%, 08/01/2043 7,033 7,788
4.00%, 08/01/2043 6,162 6,779
4.00%, 11/01/2043 8,358 9,341
4.00%, 11/01/2043 6,025 6,614
4.00%, 02/01/2044 8,127 9,004
4.00%, 07/01/2044 4,344 4,698
4.00%, 11/01/2044 6,515 7,098
4.00%, 09/01/2045 14,161 15,795
4.00%, 06/01/2046 30,713 33,767
4.00%, 08/01/2046 10,001 10,907
4.00%, 01/01/2047 9,302 9,956
4.00%, 08/01/2047 11,241 12,024
4.00%, 09/01/2048 27,229 28,911

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2048 $ 13,155 $ 13,963
4.00%, 07/01/2049 29,663 31,485
4.00%, 09/01/2049 26,231 28,037
4.00%, 10/01/2049 42,033 45,379
4.50%, 12/01/2040 4,584 5,104
4.50%, 06/01/2046 37,481 41,684
4.50%, 05/01/2047 9,067 9,808
4.50%, 05/01/2047 8,872 9,580
4.50%, 02/01/2049 11,787 12,655
6.50%, 04/01/2032 4 4
$ 1,328,816
Government National Mortgage Association (GNMA) - 0.48%
3.00%, 02/20/2046 37,938 40,286
U.S. Treasury - 13.82%
1.50%, 08/15/2026 40,000 42,812
1.63%, 11/15/2022 40,000 41,375
1.63%, 08/15/2029 40,000 43,992
1.75%, 05/15/2022 40,000 41,153
2.00%, 02/28/2021 40,000 40,434
2.00%, 11/15/2026 40,000 44,120
2.13%, 05/15/2025 40,000 43,639
2.25%, 11/15/2024 40,000 43,519
2.25%, 08/15/2027 40,000 45,166
2.25%, 11/15/2027 40,000 45,295
2.25%, 08/15/2046 35,000 43,421
2.25%, 08/15/2049 35,000 44,112
2.38%, 02/29/2024 30,000 32,384
2.63%, 11/15/2020 40,000 40,283
2.63%, 02/28/2023 40,000 42,578
2.63%, 02/15/2029 40,000 47,188
2.75%, 11/15/2023 40,000 43,422
2.75%, 02/15/2028 40,000 46,911
2.75%, 08/15/2047 35,000 47,780
2.88%, 08/15/2028 40,000 47,652
2.88%, 05/15/2049 35,000 49,510
3.00%, 09/30/2025 40,000 45,653
3.00%, 11/15/2045 35,000 49,157
3.13%, 05/15/2021 40,000 40,938
3.63%, 02/15/2044 35,000 53,229
3.75%, 11/15/2043 40,000 61,773
$ 1,167,496
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,650,942
Total Investments $ 8,417,440
Other Assets and Liabilities -  0.34% 28,416
TOTAL NET ASSETS - 100.00% $ 8,445,856
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,504 or 0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $17,786 or
0.21% of net assets.
(g) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $599,402 or 7.10% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security purchased on a when-issued basis.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.53%
Mortgage Securities 17.57%
Government 13.82%
Utilities 10.78%
Consumer, Non-cyclical 6.87%
Communications 5.53%
Energy 5.16%
Industrial 2.95%
Asset Backed Securities 2.95%
Money Market Funds 2.78%
Technology 2.31%
Consumer, Cyclical 2.15%
Basic Materials 1.26%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,067,368 $ 2,661,517 $ 3,494,899 $ 233,986
$ 1,067,368 $ 2,661,517 $ 3,494,899 $ 233,986
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,798 $ — $ — $ —
$ 2,798 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Fixed Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012 - 05/28/2019 $ 21,314 $ 17,786 0.21%
Total $ 17,786 0.21%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.55% Shares Held Value (000's)
Exchange-Traded Funds - 3.48%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
99,000 $ 13,697
SPDR Bloomberg Barclays High Yield Bond ETF 85,000 9,018
$ 22,715
Money Market Funds - 5.07%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
1,818,438 1,819
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
31,353,032 31,353
$ 33,172
TOTAL INVESTMENT COMPANIES $ 55,887
COMMON STOCKS - 0.01% Shares Held Value (000's)
Retail - 0.01%
Claire's Holdings LLC
(d)
232 $ 61
TOTAL COMMON STOCKS $ 61
PREFERRED STOCKS - 0.56% Shares Held Value (000's)
Sovereign - 0.56%
CoBank ACB 6.20%, 01/01/2025
(e)
35,000 $ 3,693
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,693
BONDS - 58.01%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.67%
Air 2 US
8.63%, 10/01/2020
(f)
$ 1 $ 1
Boeing Co/The
2.70%, 02/01/2027 1,965 1,898
2.80%, 03/01/2024 845 862
3.20%, 03/01/2029 500 496
3.50%, 03/01/2039 740 684
3.75%, 02/01/2050 70 64
3.90%, 05/01/2049 120 113
4.88%, 05/01/2025 845 914
5.04%, 05/01/2027 220 238
Lockheed Martin Corp
1.85%, 06/15/2030 240 254
4.09%, 09/15/2052 210 293
Raytheon Technologies Corp
3.50%, 03/15/2027
(f)
505 574
3.95%, 08/16/2025 985 1,141
4.45%, 11/16/2038 715 924
4.50%, 06/01/2042 710 949
5.40%, 05/01/2035 215 300
SSL Robotics LLC
9.75%, 12/31/2023
(f)
215 239
TransDigm Inc
6.25%, 03/15/2026
(f)
115 121
7.50%, 03/15/2027 485 491
Triumph Group Inc
6.25%, 09/15/2024
(f)
185 163
7.75%, 08/15/2025
(g)
285 185
$ 10,904
Agriculture - 0.60%
Altria Group Inc
5.80%, 02/14/2039 380 498
BAT Capital Corp
2.76%, 08/15/2022 1,035 1,076
3.22%, 08/15/2024 505 546
3.56%, 08/15/2027 670 738
4.54%, 08/15/2047 25 28
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
200 215
Reynolds American Inc
5.70%, 08/15/2035 635 810
$ 3,911
Airlines - 1.12%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(f)
102 87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 $ 545 $ 442
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 723 604
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,260 1,206
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 1,167 1,095
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(f)
115 119
Southwest Airlines Co
4.75%, 05/04/2023 435 457
5.13%, 06/15/2027 530 557
5.25%, 05/04/2025 880 937
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 917 847
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 746 619
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 397 372
$ 7,342
Automobile Asset Backed Securities - 1.66%
CarMax Auto Owner Trust 2020-3
0.41%, 06/15/2023 780 780
1.00 x 1 Month USD LIBOR + 0.25%
Drive Auto Receivables Trust 2020-2
0.70%, 07/17/2023 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2020-B
0.44%, 12/15/2022 1,520 1,520
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 815 815
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 1,500 1,501
Santander Drive Auto Receivables Trust 2020-2
0.53%, 05/15/2023 1,400 1,400
1.00 x 1 Month USD LIBOR + 0.35%
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(f)
1,685 1,699
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(f)
1,595 1,613
World Omni Auto Receivables Trust
1.05%, 03/15/2021 540 541
$ 10,870
Automobile Manufacturers - 0.95%
BMW US Capital LLC
3.80%, 04/06/2023
(f)
695 749
3.90%, 04/09/2025
(f)
1,250 1,403
Ford Motor Co
8.50%, 04/21/2023 255 283
9.00%, 04/22/2025 250 295
9.63%, 04/22/2030
(g)
45 59
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 503
4.14%, 02/15/2023 450 458
General Motors Co
6.25%, 10/02/2043 525 625
General Motors Financial Co Inc
3.45%, 01/14/2022 730 749
3.95%, 04/13/2024 670 715

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Navistar International Corp
6.63%, 11/01/2025
(f)
$ 243 $ 249
9.50%, 05/01/2025
(f)
100 114
$ 6,202
Automobile Parts & Equipment - 0.04%
American Axle & Manufacturing Inc
6.88%, 07/01/2028 100 102
Dana Inc
5.38%, 11/15/2027 90 95
5.63%, 06/15/2028 65 68
$ 265
Banks - 9.84%
ANZ New Zealand Int'l Ltd/London
2.55%, 02/13/2030
(f)
700 773
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 12/31/2049
(e),(f),(h)
375 379
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(f)
205 227
Banco Santander SA
2.75%, 05/28/2025 3,800 4,014
Bancolombia SA
3.00%, 01/29/2025 200 199
Bank of America Corp
2.68%, 06/19/2041
(h)
1,635 1,741
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(h)
425 467
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(h)
440 491
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(h)
260 284
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 1,585 1,776
4.25%, 10/22/2026 915 1,054
4.30%, 12/31/2099
(e),(h)
400 378
3 Month USD LIBOR + 2.66%
Bank of Montreal
3.80%, 12/15/2032
(h)
455 506
USD Swap Semi-Annual 5 Year + 1.43%
Barclays PLC
2.85%, 05/07/2026
(h)
1,100 1,166
3 Month USD LIBOR + 2.45%
5.09%, 06/20/2030
(h)
400 470
3 Month USD LIBOR + 3.05%
5.20%, 05/12/2026 500 568
BNP Paribas SA
2.22%, 06/09/2026
(f),(h)
2,200 2,291
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 12/31/2049
(e),(f),(h)
710 661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 190 196
5.80%, 12/31/2049
(e),(h)
310 240
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(h)
1,125 1,223
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(h)
95 107
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 185 260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.70%, 12/31/2049
(e),(h)
$ 175 $ 168
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 820 872
Credicorp Ltd
2.75%, 06/17/2025
(f)
200 201
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,235 2,452
Credit Suisse Group AG
2.19%, 06/05/2026
(f),(h)
2,500 2,571
United States Secured Overnight Financing
Rate + 2.04%
4.19%, 04/01/2031
(f),(h)
250 292
United States Secured Overnight Financing
Rate + 3.73%
5.10%, 12/31/2049
(e),(f),(g),(h)
400 395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Credit Suisse Group Funding Guernsey Ltd
4.88%, 05/15/2045 375 528
Danske Bank A/S
3.00%, 09/20/2022
(f),(h)
2,250 2,295
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(h)
375 366
USD Swap Semi-Annual 5 Year + 2.25%
Discover Bank
2.70%, 02/06/2030 250 259
First Republic Bank/CA
4.38%, 08/01/2046 500 615
4.63%, 02/13/2047 1,200 1,544
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 405 443
3.85%, 01/26/2027 1,153 1,312
5.75%, 01/24/2022 750 807
6.75%, 10/01/2037 465 699
HSBC Holdings PLC
2.63%, 11/07/2025
(h)
500 523
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 917
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
1,435 1,507
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(h)
105 136
3 Month USD LIBOR + 1.38%
4.60%, 12/31/2049
(e),(h)
1,680 1,626
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 335 486
5.50%, 10/15/2040 345 517
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
1,900 2,093
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
2.19%, 04/28/2026
(h)
335 353
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(h)
380 445
United States Secured Overnight Financing
Rate + 3.12%
4.08%, 12/31/2049
(e)
1,401 1,345
3 Month USD LIBOR + 3.81%
5.00%, 11/24/2025 995 1,186
6.38%, 07/24/2042 130 217

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Natwest Group PLC
5.13%, 05/28/2024 $ 3,164 $ 3,497
6.00%, 12/31/2049
(e),(h)
1,020 1,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.50%, 12/31/2049
(e),(h)
1,291 1,291
USD Swap Semi-Annual 5 Year + 5.80%
NatWest Markets PLC
2.38%, 05/21/2023
(f)
475 491
Popular Inc
6.13%, 09/14/2023 145 154
Santander UK PLC
5.00%, 11/07/2023
(f)
594 652
Standard Chartered PLC
2.82%, 01/30/2026
(f),(h)
1,020 1,052
3 Month USD LIBOR + 1.21%
6.00%, 12/31/2099
(e),(f),(h)
1,620 1,641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,415 1,458
UBS Group AG
1.01%, 07/30/2024
(f),(h)
710 714
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
1.36%, 01/30/2027
(f),(h)
460 464
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
6.88%, 12/31/2049
(e),(h)
1,115 1,132
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 195
Wells Fargo & Co
2.39%, 06/02/2028
(h)
1,500 1,571
United States Secured Overnight Financing
Rate + 2.10%
3.07%, 04/30/2041
(h)
240 262
United States Secured Overnight Financing
Rate + 2.53%
3.75%, 01/24/2024 360 395
4.40%, 06/14/2046 465 582
Westpac Banking Corp
4.11%, 07/24/2034
(h)
125 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 760 962
$ 64,367
Beverages - 1.06%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 970
4.90%, 02/01/2046 1,320 1,686
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,516
Central American Bottling Corp
5.75%, 01/31/2027
(f)
210 220
Constellation Brands Inc
2.88%, 05/01/2030 200 218
3.15%, 08/01/2029 975 1,079
3.70%, 12/06/2026 390 450
4.40%, 11/15/2025 660 776
Corp Lindley SA
6.75%, 11/23/2021
(f)
11 11
6.75%, 11/23/2021 11 11
$ 6,937
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.06%
Amgen Inc
2.20%, 02/21/2027 $ 390 $ 416
Building Materials - 0.24%
Boise Cascade Co
4.88%, 07/01/2030
(f)
85 90
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
145 152
6.75%, 06/01/2027
(f)
242 266
Carrier Global Corp
2.24%, 02/15/2025
(f)
630 658
Martin Marietta Materials Inc
2.50%, 03/15/2030 255 268
Norbord Inc
5.75%, 07/15/2027
(f)
100 107
$ 1,541
Chemicals - 0.73%
Aruba Investments Inc
8.75%, 02/15/2023
(f)
445 457
Avient Corp
5.75%, 05/15/2025
(f)
50 54
Blue Cube Spinco LLC
9.75%, 10/15/2023 125 130
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
250 232
CF Industries Inc
4.95%, 06/01/2043 310 363
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 374
Consolidated Energy Finance SA
4.06%, 06/15/2022
(f)
250 230
3 Month USD LIBOR + 3.75%
6.88%, 06/15/2025
(f)
390 369
DuPont de Nemours Inc
5.32%, 11/15/2038 525 699
5.42%, 11/15/2048 100 141
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 293
2.30%, 07/15/2030 80 85
Equate Petrochemical BV
3.00%, 03/03/2022 375 381
LYB International Finance III LLC
2.88%, 05/01/2025 575 622
NOVA Chemicals Corp
5.25%, 08/01/2023
(f)
130 130
Valvoline Inc
4.25%, 02/15/2030
(f)
70 74
4.38%, 08/15/2025
(f)
30 31
Westlake Chemical Corp
3.38%, 06/15/2030 90 96
$ 4,761
Commercial Mortgage Backed Securities - 1.89%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,128
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(f),( i )
500 358
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
( i ),(j)
640 9
GS Mortgage Securities Trust 2012-GCJ7
2.16%, 05/10/2045
( i ),(j)
10,600 184
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
( i )
800 759
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(f),( i )
800 781
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.50%, 12/15/2047
( i ),(j)
10,052 275

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.81%, 02/15/2047
( i )
$ 2,700 $ 2,519
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.75%, 04/15/2047
( i ),(j)
23,696 417
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.92%, 11/15/2047
( i ),(j)
7,646 193
3.91%, 11/15/2047
(f),( i )
1,000 803
LB-UBS Commercial Mortgage Trust 2005-C3
0.63%, 07/15/2040
(f),( i ),(j)
1,221 —
LB-UBS Commercial Mortgage Trust 2007-C1
0.21%, 02/15/2040
( i ),(j)
253 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.30%, 08/15/2046
( i ),(j)
18,624 128
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
( i ),(j)
20,097 567
4.77%, 06/15/2047
( i )
4,250 3,333
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.05%, 10/15/2030
(f),( i ),(j)
21,678 383
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.61%, 12/10/2045
(f),( i ),(j)
18,956 516
$ 12,353
Commercial Services - 0.49%
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
360 160
Brink's Co/The
5.50%, 07/15/2025
(f)
260 276
CoStar Group Inc
2.80%, 07/15/2030
(f)
340 359
Garda World Security Corp
9.50%, 11/01/2027
(f)
233 254
Global Payments Inc
2.65%, 02/15/2025 500 536
PayPal Holdings Inc
2.65%, 10/01/2026 330 365
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f)
180 188
Refinitiv US Holdings Inc
8.25%, 11/15/2026
(f)
335 370
Tms International Holding Corp
7.25%, 08/15/2025
(f)
335 278
United Rentals North America Inc
3.88%, 02/15/2031
(k),(l)
70 70
4.63%, 10/15/2025 175 180
4.88%, 01/15/2028 55 59
5.88%, 09/15/2026 95 101
$ 3,196
Computers - 0.62%
Apple Inc
4.65%, 02/23/2046 555 805
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(f)
529 544
4.90%, 10/01/2026
(f)
615 694
5.45%, 06/15/2023
(f)
920 1,014
NetApp Inc
1.88%, 06/22/2025 690 715
Seagate HDD Cayman
4.13%, 01/15/2031
(f)
235 252
$ 4,024
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 0.96%
Barclays Dryrock Issuance Trust
0.50%, 07/15/2024 $ 3,250 $ 3,253
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.37%, 04/17/2023 1,247 1,248
1.00 x 1 Month USD LIBOR + 0.20%
0.72%, 06/15/2023 1,750 1,756
1.00 x 1 Month USD LIBOR + 0.55%
$ 6,257
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(f)
110 114
5.88%, 05/15/2026
(f)
305 323
$ 437
Diversified Financial Services - 1.64%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
340 261
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.50%, 09/15/2023 1,670 1,698
Air Lease Corp
3.38%, 07/01/2025 890 904
Ally Financial Inc
4.63%, 03/30/2025 650 720
5.80%, 05/01/2025 750 869
Avation Capital SA
6.50%, 05/15/2021
(f)
200 147
Blackstone Holdings Finance Co LLC
3.50%, 09/10/2049
(f)
85 96
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,244
Brookfield Finance LLC
3.45%, 04/15/2050 800 833
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
155 158
6.63%, 03/15/2026 360 376
GE Capital Funding LLC
4.40%, 05/15/2030
(f)
430 453
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 500 516
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(f),( i ),(m)
165 103
ILFC E-Capital Trust II
3.27%, 12/21/2065
(f),( i )
155 82
Navient Corp
5.00%, 03/15/2027 10 10
6.63%, 07/26/2021 175 179
6.75%, 06/15/2026 250 260
Nuveen Finance LLC
4.13%, 11/01/2024
(f)
505 574
OneMain Finance Corp
5.63%, 03/15/2023 190 201
6.63%, 01/15/2028 290 332
6.88%, 03/15/2025 340 380
8.88%, 06/01/2025 55 62
Visa Inc
1.90%, 04/15/2027 220 235
$ 10,693
Electric - 2.95%
Alabama Power Co
3.45%, 10/01/2049 655 802
Avangrid Inc
3.20%, 04/15/2025 1,115 1,235
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(f)
200 199

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.00%, 05/15/2026 $ 275 $ 300
4.70%, 03/31/2043 110 141
Commonwealth Edison Co
4.00%, 03/01/2049 405 540
Dominion Energy Inc
4.25%, 06/01/2028 475 570
DTE Electric Co
3.95%, 03/01/2049 100 133
DTE Energy Co
3.40%, 06/15/2029 700 778
6.38%, 04/15/2033 81 113
Duke Energy Florida LLC
3.80%, 07/15/2028 855 1,019
Elwood Energy LLC
8.16%, 07/05/2026 93 101
Enel Chile SA
4.88%, 06/12/2028 260 307
Evergy Inc
2.90%, 09/15/2029 1,085 1,200
Exelon Corp
3.50%, 06/01/2022 465 487
FirstEnergy Corp
1.60%, 01/15/2026 345 340
2.25%, 09/01/2030 115 114
3.40%, 03/01/2050 550 564
Fortis Inc /Canada
3.06%, 10/04/2026 174 191
Georgia Power Co
3.70%, 01/30/2050 105 126
4.30%, 03/15/2043 130 164
Indiantown Cogeneration LP
9.77%, 12/15/2020 56 56
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 240
MidAmerican Energy Co
3.15%, 04/15/2050 130 158
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(h)
355 357
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 05/01/2025 845 924
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
270 288
NRG Energy Inc
5.25%, 06/15/2029
(f)
390 431
7.25%, 05/15/2026 180 194
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,766
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
70 74
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(f)
2,660 2,716
Southern California Edison Co
4.20%, 03/01/2029 460 543
4.88%, 03/01/2049 500 661
Southern Co/The
5.50%, 03/15/2057
(h)
180 185
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 280
Tucson Electric Power Co
4.85%, 12/01/2048 100 139
Virginia Electric and Power Co
3.80%, 04/01/2028 200 238
4.60%, 12/01/2048 95 138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
5.00%, 07/31/2027
(f)
$ 200 $ 213
5.63%, 02/15/2027
(f)
230 247
$ 19,272
Electrical Components & Equipment - 0.12%
Energizer Holdings Inc
4.75%, 06/15/2028
(f)
285 306
6.38%, 07/15/2026
(f)
70 74
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
270 296
7.25%, 06/15/2028
(f)
105 115
$ 791
Engineering & Construction - 0.06%
MasTec Inc
4.50%, 08/15/2028
(f),(k)
255 267
4.88%, 03/15/2023 130 131
$ 398
Entertainment - 0.38%
Boyne USA Inc
7.25%, 05/01/2025
(f)
365 390
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
205 185
CCM Merger Inc
6.00%, 03/15/2022
(f)
195 191
Colt Merger Sub Inc
6.25%, 07/01/2025
(f)
300 313
8.13%, 07/01/2027
(f)
305 311
Enterprise Development Authority/The
12.00%, 07/15/2024
(f)
175 173
International Game Technology PLC
5.25%, 01/15/2029
(f)
380 388
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
190 189
Scientific Games International Inc
8.63%, 07/01/2025
(f)
125 126
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
7.75%, 04/15/2025
(f)
240 252
$ 2,518
Environmental Control - 0.05%
Republic Services Inc
2.30%, 03/01/2030 315 339
Food - 0.54%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(f)
120 123
4.63%, 01/15/2027
(f)
140 148
5.75%, 03/15/2025 55 57
5.88%, 02/15/2028
(f)
75 82
6.63%, 06/15/2024 125 130
7.50%, 03/15/2026
(f)
235 264
Ingles Markets Inc
5.75%, 06/15/2023 109 111
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(f)
475 488
Kraft Heinz Foods Co
4.38%, 06/01/2046 275 289
Mars Inc
2.38%, 07/16/2040
(f)
815 840
McCormick & Co Inc /MD
3.15%, 08/15/2024 250 274
Post Holdings Inc
4.63%, 04/15/2030
(f)
180 189
5.00%, 08/15/2026
(f)
410 430
TreeHouse Foods Inc
4.88%, 03/15/2022 135 135
$ 3,560

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.25%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 $ 200 $ 223
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 615 718
Southern California Gas Co
2.55%, 02/01/2030 300 332
Southern Co Gas Capital Corp
4.40%, 05/30/2047 295 379
$ 1,652
Healthcare - Products - 0.37%
Abbott Laboratories
4.90%, 11/30/2046 200 304
Boston Scientific Corp
3.45%, 03/01/2024 785 856
4.55%, 03/01/2039 605 791
4.70%, 03/01/2049 335 473
$ 2,424
Healthcare - Services - 0.83%
Centene Corp
3.38%, 02/15/2030 340 360
4.25%, 12/15/2027 35 37
4.63%, 12/15/2029 230 257
4.75%, 05/15/2022 130 132
5.25%, 04/01/2025
(f)
500 521
5.38%, 06/01/2026
(f)
420 449
CHS/Community Health Systems Inc
6.25%, 03/31/2023 420 423
8.00%, 03/15/2026
(f)
255 261
DaVita Inc
4.63%, 06/01/2030
(f)
250 266
HCA Inc
5.88%, 05/01/2023 330 362
5.88%, 02/01/2029 640 779
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
110 113
4.63%, 06/15/2028
(f)
90 95
5.13%, 11/01/2027
(f)
300 319
7.50%, 04/01/2025
(f)
190 210
8.13%, 04/01/2022 70 76
UnitedHealth Group Inc
2.75%, 05/15/2040 530 594
3.50%, 08/15/2039 150 184
$ 5,438
Home Builders - 0.24%
Forestar Group Inc
5.00%, 03/01/2028
(f)
120 120
8.00%, 04/15/2024
(f)
560 601
KB Home
7.63%, 05/15/2023 110 121
Lennar Corp
4.88%, 12/15/2023 125 134
LGI Homes Inc
6.88%, 07/15/2026
(f)
325 346
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
220 234
$ 1,556
Home Equity Asset Backed Securities - 0.11%
First NLC Trust 2005-1
0.67%, 05/25/2035 222 204
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
0.32%, 08/25/2036 29 29
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
1.87%, 03/25/2035 264 174
1.00 x 1 Month USD LIBOR + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.94%, 02/25/2035 $ 303 $ 283
1.00 x 1 Month USD LIBOR + 0.77%
$ 690
Insurance - 2.61%
American International Group Inc
3.90%, 04/01/2026 500 576
4.50%, 07/16/2044 478 590
Arch Capital Finance LLC
5.03%, 12/15/2046 105 142
Arch Capital Group Ltd
3.64%, 06/30/2050 900 1,023
Markel Corp
3.35%, 09/17/2029 65 71
4.30%, 11/01/2047 350 424
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
240 266
New York Life Insurance Co
3.75%, 05/15/2050
(f)
270 328
Pricoa Global Funding I
3.45%, 09/01/2023
(f)
1,275 1,389
Progressive Corp/The
3.95%, 03/26/2050 185 253
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(h)
200 226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(h)
935 971
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 6,080 6,861
5.50%, 03/31/2045 2,770 3,968
$ 17,088
Internet - 0.59%
Alibaba Group Holding Ltd
3.60%, 11/28/2024 250 277
Amazon.com Inc
2.50%, 06/03/2050 300 327
2.70%, 06/03/2060 265 293
Baidu Inc
3.08%, 04/07/2025 300 320
4.38%, 05/14/2024 375 415
Expedia Group Inc
3.60%, 12/15/2023
(f)
495 501
4.63%, 08/01/2027
(f)
565 581
Netflix Inc
4.38%, 11/15/2026 455 505
Prosus NV
3.68%, 01/21/2030
(f)
325 348
Tencent Holdings Ltd
3.80%, 02/11/2025
(f)
250 277
$ 3,844
Investment Companies - 0.13%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 105 107
6.25%, 02/01/2022 130 133
6.25%, 05/15/2026 580 613
$ 853
Iron & Steel - 0.72%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(f)
125 121
6.38%, 10/15/2025
(f)
85 69
6.75%, 03/15/2026
(f)
50 50
CSN Islands XI Corp
6.75%, 01/28/2028
(f)
235 217

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Evraz PLC
5.25%, 04/02/2024
(f)
$ 350 $ 381
Nucor Corp
2.00%, 06/01/2025 320 337
2.70%, 06/01/2030 75 81
Steel Dynamics Inc
2.40%, 06/15/2025 530 557
2.80%, 12/15/2024 1,550 1,648
3.25%, 01/15/2031 120 131
3.45%, 04/15/2030 225 252
Vale Overseas Ltd
3.75%, 07/08/2030 645 693
6.88%, 11/21/2036 129 176
$ 4,713
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(f)
85 56
Lodging - 0.04%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(f)
25 26
5.75%, 05/01/2028
(f)
23 25
MGM Resorts International
6.00%, 03/15/2023 150 157
Wyndham Destinations Inc
6.63%, 07/31/2026
(f)
60 62
$ 270
Machinery - Diversified - 0.13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
475 465
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 371
$ 836
Media - 2.79%
Altice Financing SA
5.00%, 01/15/2028
(f)
200 205
7.50%, 05/15/2026
(f)
285 307
AMC Networks Inc
4.75%, 12/15/2022 86 87
4.75%, 08/01/2025 305 313
Cable Onda SA
4.50%, 01/30/2030
(f)
200 210
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
355 376
5.38%, 06/01/2029
(f)
320 350
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 415 435
3.75%, 02/15/2028 290 325
4.46%, 07/23/2022 695 741
4.80%, 03/01/2050 440 533
4.91%, 07/23/2025 485 563
6.48%, 10/23/2045 200 279
Comcast Corp
1.95%, 01/15/2031 300 313
3.75%, 04/01/2040 380 474
3.97%, 11/01/2047 580 743
4.60%, 10/15/2038 1,240 1,677
4.60%, 08/15/2045 630 880
CSC Holdings LLC
6.50%, 02/01/2029
(f)
420 481
6.63%, 10/15/2025
(f)
235 246
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
185 143
Discovery Communications LLC
5.00%, 09/20/2037 645 791
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.88%, 07/15/2022 $ 85 $ 90
6.75%, 06/01/2021 85 88
7.38%, 07/01/2028
(f)
425 450
7.75%, 07/01/2026 120 135
Fox Corp
3.05%, 04/07/2025 235 258
5.48%, 01/25/2039 200 276
5.58%, 01/25/2049 285 416
Meredith Corp
6.88%, 02/01/2026 440 382
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(f)
95 97
Time Warner Cable LLC
5.50%, 09/01/2041 735 920
5.88%, 11/15/2040 780 1,013
UPC Holding BV
5.50%, 01/15/2028
(f)
505 513
ViacomCBS Inc
2.90%, 01/15/2027 810 873
4.38%, 03/15/2043 120 132
4.75%, 05/15/2025 490 564
4.95%, 05/19/2050 270 326
Walt Disney Co/The
2.65%, 01/13/2031 65 71
3.50%, 05/13/2040 660 758
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
150 159
Ziggo BV
5.50%, 01/15/2027
(f)
220 232
$ 18,225
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(f)
210 216
Park-Ohio Industries Inc
6.63%, 04/15/2027 225 198
$ 414
Mining - 1.08%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(f),(h)
385 455
USD Swap Semi-Annual 5 Year + 5.09%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(f)
200 201
7.50%, 04/01/2025
(f)
390 394
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(f)
130 136
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 183
4.63%, 08/01/2030 110 118
Glencore Funding LLC
3.00%, 10/27/2022
(f)
800 824
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(f)
300 351
Hudbay Minerals Inc
7.25%, 01/15/2023
(f)
130 132
7.63%, 01/15/2025
(f)
225 228
IAMGOLD Corp
7.00%, 04/15/2025
(f)
265 276
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(f)
300 370
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
75 82
New Gold Inc
7.50%, 07/15/2027
(f)
280 304
Newmont Corp
2.25%, 10/01/2030 590 623
Novelis Corp
4.75%, 01/30/2030
(f)
370 386

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Taseko Mines Ltd
8.75%, 06/15/2022
(f)
$ 215 $ 183
Teck Resources Ltd
3.90%, 07/15/2030
(f)
400 414
5.40%, 02/01/2043 690 716
6.13%, 10/01/2035 580 679
$ 7,055
Miscellaneous Manufacturers - 0.20%
General Electric Co
3.45%, 05/01/2027 190 200
5.55%, 01/05/2026 535 621
5.88%, 01/14/2038 215 256
6.88%, 01/10/2039 200 260
$ 1,337
Mortgage Backed Securities - 3.55%
Fannie Mae REMIC Trust 2005-W2
0.37%, 05/25/2035 125 125
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 73 76
3.00%, 04/25/2027
(j)
1,911 118
3.50%, 09/25/2027
(j)
3,090 231
3.50%, 11/25/2027
(j)
810 56
3.50%, 05/25/2028
(j)
1,031 63
3.50%, 03/25/2031
(j)
1,750 65
4.00%, 04/25/2043
(j)
488 49
6.33%, 12/25/2021
(j)
34 1
(1.00) x 1 Month USD LIBOR + 6.50%
6.33%, 03/25/2022
(j)
55 2
(1.00) x 1 Month USD LIBOR + 6.50%
38.28%, 08/25/2035
(j)
1 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
0.62%, 05/15/2049 5,398 5,415
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 354 364
3.00%, 09/15/2025
(j)
173 —
3.00%, 05/15/2027
(j)
1,871 104
3.00%, 10/15/2027
(j)
505 33
3.00%, 02/15/2029
(j)
3,024 168
3.50%, 02/15/2028
(j)
1,853 126
3.50%, 01/15/2040
(j)
2,547 132
3.50%, 03/15/2041
(j)
3,439 289
4.00%, 04/15/2025
(j)
446 3
6.48%, 05/15/2026
(j)
1,279 117
(1.00) x 1 Month USD LIBOR + 6.65%
6.58%, 09/15/2034
(j)
149 6
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.02%, 04/25/2028 54 54
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 45 45
3.50%, 02/20/2040
(j)
2,025 87
3.50%, 01/20/2043
(j)
3,733 567
4.00%, 03/16/2039
(j)
1,666 99
4.00%, 09/20/2040
(j)
2,122 218
4.50%, 05/16/2043
(j)
1,653 259
5.86%, 11/20/2040
(j)
2,314 497
(1.00) x 1 Month USD LIBOR + 6.05%
5.86%, 05/20/2046
(j)
594 131
(1.00) x 1 Month USD LIBOR + 6.05%
5.92%, 07/16/2042
(j)
5,521 1,260
(1.00) x 1 Month USD LIBOR + 6.10%
5.96%, 08/20/2044
(j)
2,158 502
(1.00) x 1 Month USD LIBOR + 6.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
5.96%, 03/20/2047
(j)
$ 3,247 $ 684
(1.00) x 1 Month USD LIBOR + 6.15%
6.01%, 08/20/2042
(j)
2,390 412
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 08/20/2047
(j)
2,952 658
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 08/20/2047
(j)
6,056 1,917
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 08/20/2047
(j)
1,183 266
(1.00) x 1 Month USD LIBOR + 6.20%
6.06%, 10/20/2047
(j)
2,572 631
(1.00) x 1 Month USD LIBOR + 6.25%
6.41%, 07/20/2042
(j)
6,184 1,739
(1.00) x 1 Month USD LIBOR + 6.60%
6.47%, 04/16/2042
(j)
2,711 658
(1.00) x 1 Month USD LIBOR + 6.65%
6.89%, 04/20/2041
(j)
1,199 286
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.82%, 06/25/2046
(f),( i )
4,470 4,626
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.52%, 08/25/2036 50 49
1.00 x 1 Month USD LIBOR + 0.35%
$ 23,188
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 120 123
Oil & Gas - 2.92%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
165 106
10.00%, 04/01/2022
(f)
191 158
BP Capital Markets America Inc
2.94%, 04/06/2023 1,800 1,910
3.19%, 04/06/2025 1,250 1,370
3.59%, 04/14/2027 435 493
4.23%, 11/06/2028 85 102
Canadian Natural Resources Ltd
4.95%, 06/01/2047
(g)
210 254
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(l),(n)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,100 1,155
Comstock Resources Inc
7.50%, 05/15/2025
(f)
120 113
9.75%, 08/15/2026 395 395
Continental Resources Inc /OK
3.80%, 06/01/2024 1,278 1,237
Ecopetrol SA
6.88%, 04/29/2030 355 428
Endeavor Energy Resources LP / EER Finance
Inc
6.63%, 07/15/2025
(f)
190 200
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(f)
800 214
Exxon Mobil Corp
2.44%, 08/16/2029 255 279
3.00%, 08/16/2039 160 177
Laredo Petroleum Inc
9.50%, 01/15/2025 135 98
10.13%, 01/15/2028 205 145
Marathon Oil Corp
4.40%, 07/15/2027 370 375
6.60%, 10/01/2037 555 582

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
6.50%, 01/15/2025
(f)
$ 30 $ 29
7.00%, 03/31/2024
(f)
255 243
7.13%, 02/01/2027
(f)
135 120
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 1
Nabors Industries Inc
5.75%, 02/01/2025 390 154
Oasis Petroleum Inc
6.25%, 05/01/2026
(f)
305 54
6.88%, 01/15/2023 210 40
Occidental Petroleum Corp
2.60%, 08/13/2021 840 829
2.70%, 08/15/2022 280 270
2.90%, 08/15/2024 475 447
3.20%, 08/15/2026 535 487
3.40%, 04/15/2026 75 68
4.30%, 08/15/2039 315 255
4.40%, 04/15/2046 325 265
8.00%, 07/15/2025
(g)
210 229
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(f)
135 141
Petrobras Global Finance BV
5.09%, 01/15/2030
(f)
200 206
5.30%, 01/27/2025 300 324
Petroleos Mexicanos
6.50%, 01/23/2029 860 795
Petronas Capital Ltd
3.50%, 04/21/2030
(f)
200 227
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(f)
165 63
Shell International Finance BV
3.13%, 11/07/2049 500 555
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(f),(g)
500 513
SM Energy Co
5.00%, 01/15/2024 190 104
6.63%, 01/15/2027 120 59
Southwestern Energy Co
7.75%, 10/01/2027
(g)
370 348
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 180 183
5.50%, 02/15/2026 80 82
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(f)
275 294
Total Capital International SA
2.83%, 01/10/2030 280 315
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,276
WPX Energy Inc
4.50%, 01/15/2030 130 121
5.25%, 09/15/2024 20 21
5.25%, 10/15/2027 60 59
5.75%, 06/01/2026 40 41
5.88%, 06/15/2028 65 67
$ 19,076
Other Asset Backed Securities - 0.51%
Chase Funding Trust Series 2003-5
0.77%, 07/25/2033 612 567
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.63%, 12/25/2033 22 20
1.00 x 1 Month USD LIBOR + 0.46%
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 1,000 1,000
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 1,735 1,771
$ 3,358
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.46%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
$ 390 $ 405
6.00%, 02/15/2025
(f)
200 209
Bemis Co Inc
2.63%, 06/19/2030 430 457
Cascades Inc /Cascades USA Inc
5.38%, 01/15/2028
(f)
185 191
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 655
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
140 142
7.88%, 07/15/2026
(f)
95 99
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
365 350
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(f)
90 91
Sealed Air Corp
4.88%, 12/01/2022
(f)
190 199
WRKCo Inc
3.00%, 06/15/2033 175 191
$ 2,989
Pharmaceuticals - 2.42%
AbbVie Inc
2.30%, 11/21/2022
(f)
500 519
2.60%, 11/21/2024
(f)
380 406
4.05%, 11/21/2039
(f)
110 135
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
300 334
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
80 80
Bayer US Finance II LLC
3.38%, 07/15/2024
(f)
300 325
3.88%, 12/15/2023
(f)
1,770 1,936
4.25%, 12/15/2025
(f)
1,015 1,164
4.38%, 12/15/2028
(f)
1,195 1,413
Becton Dickinson and Co
3.36%, 06/06/2024 690 751
3.70%, 06/06/2027 504 577
4.67%, 06/06/2047 275 368
4.69%, 12/15/2044 553 732
Bristol-Myers Squibb Co
4.13%, 06/15/2039 650 870
4.25%, 10/26/2049 445 638
Cigna Corp
3.75%, 07/15/2023 160 174
4.13%, 11/15/2025 225 261
4.38%, 10/15/2028 340 412
4.80%, 08/15/2038 395 523
4.90%, 12/15/2048 165 232
CVS Health Corp
3.63%, 04/01/2027 350 401
4.30%, 03/25/2028 445 529
4.88%, 07/20/2035 570 741
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(f)
25 19
Pfizer Inc
2.55%, 05/28/2040 290 319
Upjohn Inc
1.65%, 06/22/2025
(f)
175 180
2.30%, 06/22/2027
(f)
260 273
Zoetis Inc
3.25%, 02/01/2023 545 577
4.45%, 08/20/2048 685 951
$ 15,840

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2.13%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(f)
$ 300 $ 347
Buckeye Partners LP
3.95%, 12/01/2026 205 203
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
185 173
Energy Transfer Operating LP
3.75%, 05/15/2030 840 831
4.50%, 04/15/2024 1,075 1,145
5.15%, 03/15/2045 355 344
6.25%, 04/15/2049 300 322
Enterprise Products Operating LLC
3.13%, 07/31/2029 355 390
3.95%, 01/31/2060 185 203
4.20%, 01/31/2050 335 389
5.38%, 02/15/2078
(h)
460 405
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
505 524
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 245 280
MPLX LP
4.00%, 03/15/2028 140 153
4.88%, 12/01/2024 200 225
5.50%, 02/15/2049 315 377
NuStar Logistics LP
6.00%, 06/01/2026 190 195
6.75%, 02/01/2021 130 132
Rattler Midstream LP
5.63%, 07/15/2025
(f)
65 69
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 512
4.50%, 05/15/2030
(f)
185 213
5.00%, 03/15/2027 275 315
5.75%, 05/15/2024 3,250 3,703
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 391 418
Western Midstream Operating LP
3.10%, 02/01/2025 705 700
Williams Cos Inc /The
4.55%, 06/24/2024 1,225 1,363
$ 13,931
Real Estate - 0.02%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(f)
155 166
REITs - 0.95%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 520 584
4.70%, 07/01/2030 395 498
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 980 1,060
American Tower Corp
1.30%, 09/15/2025 445 453
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 670 724
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 630
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025
(f)
125 134
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 211
Healthpeak Properties Inc
2.88%, 01/15/2031 395 419
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
5.00%, 07/15/2028
(f)
$ 105 $ 109
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(f)
110 117
Prologis LP
3.00%, 04/15/2050 235 271
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 101
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(f)
130 132
Welltower Inc
2.75%, 01/15/2031 775 791
$ 6,234
Retail - 0.26%
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(l),(n)
400 —
Home Depot Inc /The
3.30%, 04/15/2040 150 180
5.88%, 12/16/2036 300 465
IRB Holding Corp
6.75%, 02/15/2026
(f)
140 141
7.00%, 06/15/2025
(f)
30 33
L Brands Inc
6.88%, 07/01/2025
(f)
90 97
9.38%, 07/01/2025
(f)
80 89
Nordstrom Inc
8.75%, 05/15/2025
(f)
35 38
PetSmart Inc
5.88%, 06/01/2025
(f)
370 379
7.13%, 03/15/2023
(f)
125 126
Yum! Brands Inc
7.75%, 04/01/2025
(f)
115 129
$ 1,677
Semiconductors - 1.57%
Analog Devices Inc
2.95%, 04/01/2025 680 747
Applied Materials Inc
1.75%, 06/01/2030 1,000 1,056
2.75%, 06/01/2050 295 331
Broadcom Inc
3.15%, 11/15/2025
(f)
600 647
4.70%, 04/15/2025
(f)
1,445 1,653
Lam Research Corp
1.90%, 06/15/2030 35 37
Microchip Technology Inc
4.25%, 09/01/2025
(f)
65 68
Micron Technology Inc
2.50%, 04/24/2023 605 632
4.19%, 02/15/2027 945 1,085
NVIDIA Corp
3.50%, 04/01/2040 595 715
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(f)
745 796
4.63%, 06/01/2023
(f)
500 550
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
135 145
3.15%, 05/01/2027
(f)
140 152
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(f)
475 500
Xilinx Inc
2.38%, 06/01/2030 875 948
2.95%, 06/01/2024 205 223
$ 10,285
Software - 0.76%
Adobe Inc
2.30%, 02/01/2030 170 187

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Epicor Software Corp
7.56%, 06/30/2023
(f)
$ 110 $ 110
3 Month USD LIBOR + 7.25%
Fiserv Inc
4.40%, 07/01/2049 925 1,242
Intuit Inc
1.35%, 07/15/2027 505 517
Microsoft Corp
2.53%, 06/01/2050 715 785
Open Text Corp
3.88%, 02/15/2028
(f)
275 286
5.88%, 06/01/2026
(f)
195 207
Oracle Corp
2.50%, 04/01/2025 270 292
2.80%, 04/01/2027 525 583
4.00%, 11/15/2047 110 138
salesforce.com Inc
3.70%, 04/11/2028 505 600
$ 4,947
Sovereign - 1.56%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(f)
450 471
CoBank ACB
6.25%, 12/31/2049
(e),(h)
670 683
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 375 386
Dominican Republic International Bond
4.50%, 01/30/2030
(f)
250 242
Egypt Government International Bond
5.58%, 02/21/2023
(f)
200 205
Guatemala Government Bond
5.38%, 04/24/2032
(f)
200 229
Honduras Government International Bond
7.50%, 03/15/2024 350 383
Hungary Government International Bond
5.38%, 02/21/2023 176 194
Indonesia Government International Bond
5.38%, 10/17/2023
(f)
800 899
Israel Government International Bond
2.75%, 07/03/2030 425 470
Mexico Government International Bond
4.15%, 03/28/2027 665 731
5.00%, 04/27/2051 335 392
Morocco Government International Bond
4.25%, 12/11/2022 390 409
Panama Government International Bond
3.88%, 03/17/2028 200 232
Qatar Government International Bond
3.25%, 06/02/2026 600 666
4.40%, 04/16/2050
(f)
400 543
Republic of Belarus Ministry of Finance
6.38%, 02/24/2031
(f)
200 192
Romanian Government International Bond
4.88%, 01/22/2024 170 188
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(f)
600 750
Saudi Government International Bond
4.00%, 04/17/2025
(f)
725 811
Turkey Government International Bond
6.35%, 08/10/2024 700 683
Ukraine Government International Bond
9.75%, 11/01/2028
(f)
375 418
$ 10,177
Student Loan Asset Backed Securities - 0.27%
SMB Private Education Loan Trust 2020-A
0.47%, 03/15/2027
(f)
1,778 1,769
1.00 x 1 Month USD LIBOR + 0.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 2.45%
Altice France Holding SA
10.50%, 05/15/2027
(f)
$ 265 $ 303
AT&T Inc
2.30%, 06/01/2027 545 577
2.75%, 06/01/2031 315 337
3.10%, 02/01/2043
(k)
370 381
3.50%, 06/01/2041 500 543
3.50%, 02/01/2061
(k)
465 482
3.60%, 07/15/2025 335 377
4.05%, 12/15/2023 785 879
5.35%, 09/01/2040 1,205 1,594
5.45%, 03/01/2047 240 324
Axtel SAB de CV
6.38%, 11/14/2024 200 209
CenturyLink Inc
4.00%, 02/15/2027
(f)
75 78
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030
(f)
400 411
CommScope Inc
8.25%, 03/01/2027
(f)
450 485
Embarq Corp
8.00%, 06/01/2036 210 246
Level 3 Financing Inc
4.25%, 07/01/2028
(f)
255 266
5.13%, 05/01/2023 135 136
Rogers Communications Inc
3.70%, 11/15/2049 305 362
Sprint Communications Inc
6.00%, 11/15/2022 150 162
Sprint Corp
7.13%, 06/15/2024 350 408
7.25%, 09/15/2021 40 42
7.63%, 03/01/2026 240 300
7.88%, 09/15/2023 125 145
Telecom Italia Capital SA
6.38%, 11/15/2033 185 226
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(f)
235 263
T-Mobile USA Inc
2.05%, 02/15/2028
(f)
515 529
3.50%, 04/15/2025
(f)
715 789
3.88%, 04/15/2030
(f)
285 326
4.00%, 04/15/2022 260 272
4.50%, 02/01/2026 225 232
5.13%, 04/15/2025 185 190
6.50%, 01/15/2026 330 348
Verizon Communications Inc
3.88%, 02/08/2029 1,290 1,555
5.25%, 03/16/2037 795 1,122
Vodafone Group PLC
4.88%, 06/19/2049 350 457
VTR Comunicaciones SpA
5.13%, 01/15/2028
(f)
310 329
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
185 185
6.13%, 03/01/2028
(f)
115 119
$ 15,989
Textiles - 0.02%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(d),(f)
1,000 112
Transportation - 0.18%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 120
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(l),(n)
1,749 332

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(f)
$ 365 $ 221
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(f)
130 53
11.25%, 08/15/2022
(f)
110 77
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
125 134
Union Pacific Corp
4.38%, 11/15/2065 35 48
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
210 224
$ 1,209
Trucking & Leasing - 0.06%
DAE Funding LLC
4.50%, 08/01/2022
(f)
130 127
5.75%, 11/15/2023
(f)
295 290
$ 417
TOTAL BONDS $ 379,292
SENIOR FLOATING RATE INTERESTS
- 0.84%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
3.69%, 11/06/2024
(o)
$ 356 $ 343
3 Month USD LIBOR + 3.00%
Commercial Services - 0.06%
Garda World Security Corp
4.93%, 10/23/2026
(o)
141 139
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.41%, 10/01/2025
(o)
254 252
3 Month USD LIBOR + 3.00%
$ 391
Computers - 0.07%
McAfee LLC
9.50%, 09/29/2025
(o)
476 482
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.07%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(o)
438 431
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
2.43%, 12/17/2025
(o)
66 65
1 Month USD LIBOR + 4.50%
Entertainment - 0.02%
Lions Gate Capital Holdings LLC
2.41%, 03/24/2025
(o)
124 119
3 Month USD LIBOR + 2.00%
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
127 127
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
178 171
1 Month USD LIBOR + 6.50%
Insurance - 0.10%
AssuredPartners Inc
5.50%, 02/12/2027
(o)
244 242
1 Month USD LIBOR + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC
3.16%, 11/03/2023
(o)
$ 201 $ 197
1 Month USD LIBOR + 7.25%
6.66%, 08/04/2025
(o)
230 232
3 Month USD LIBOR + 3.25%
$ 671
Lodging - 0.08%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
441 367
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
159 147
1 Month USD LIBOR + 9.00%
$ 514
Media - 0.03%
CSC Holdings LLC
2.67%, 04/15/2027
(o)
193 186
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.00%
Mesquite Energy Inc
8.25%, 05/15/2020
(l),(n),(o)
15 11
1 Month USD LIBOR + 8.00%
12.00%, 05/20/2020
(o)
16 16
1 Month USD LIBOR + 8.00%
$ 27
Pharmaceuticals - 0.17%
Bausch Health Americas Inc
3.18%, 05/19/2025
(o)
601 591
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
515 491
3 Month USD LIBOR + 4.00%
$ 1,082
Pipelines - 0.03%
Buckeye Partners LP
2.92%, 11/01/2026
(o)
185 180
1 Month USD LIBOR + 2.75%
Retail - 0.03%
IRB Holding Corp
3.75%, 02/05/2025
(o)
205 192
1 Month USD LIBOR + 2.75%
Telecommunications - 0.07%
Level 3 Financing Inc
1.88%, 03/01/2027
(o)
30 29
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.91%, 10/05/2024
(o)
280 269
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.16%, 02/19/2027
(o)
195 189
1 Month USD LIBOR + 3.00%
$ 487
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,468
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.14%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.41%
3.00%, 01/01/2043 $ 2,448 $ 2,676
3.00%, 02/01/2043 961 1,045
3.00%, 03/01/2043 429 472
3.99%, 01/01/2034 39 39
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.00%, 02/01/2046 8,498 9,188
4.50%, 04/01/2031 601 659
4.50%, 04/01/2041 3,930 4,372
5.00%, 06/01/2031 452 507
5.50%, 08/01/2023 124 129

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 05/01/2033 $ 42 $ 49
5.50%, 10/01/2033 40 44
5.50%, 12/01/2033 568 659
5.50%, 11/01/2036 456 517
5.50%, 04/01/2038 152 174
5.50%, 08/01/2038 319 372
6.00%, 03/01/2022 3 4
6.00%, 07/01/2023 54 60
6.00%, 06/01/2028 2 2
6.00%, 12/01/2031 20 23
6.00%, 12/01/2032 20 24
6.00%, 02/01/2033 95 106
6.00%, 12/01/2033 26 30
6.00%, 10/01/2036 160 189
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 645 738
6.50%, 03/01/2029 3 4
6.50%, 05/01/2029 5 6
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 7 8
6.50%, 04/01/2035 60 72
6.50%, 10/01/2035 43 51
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 10 12
7.00%, 12/01/2030 3 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 3
8.00%, 09/01/2030 43 45
$ 22,316
Federal National Mortgage Association (FNMA) - 0.44%
2.66%, 10/01/2034 30 31
1.00 x 6 Month USD LIBOR + 1.08%
3.05%, 07/01/2033 420 436
1.00 x 12 Month USD LIBOR + 1.54%
3.53%, 04/01/2036 18 18
1.00 x 12 Month USD LIBOR + 1.54%
3.61%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
3.76%, 01/01/2033 43 43
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
3.88%, 04/01/2033 68 69
1.00 x 6 Month USD LIBOR + 2.26%
4.36%, 08/01/2035 88 89
1.00 x 12 Month USD LIBOR + 1.74%
5.00%, 07/01/2044 1,969 2,201
$ 2,891
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.46%
2.00%, 08/01/2035
(p)
2,500 2,601
2.00%, 09/01/2050
(p)
4,000 4,138
2.50%, 04/01/2028 1,720 1,828
2.50%, 06/01/2028 125 132
2.50%, 09/01/2029 489 521
2.50%, 08/01/2035
(p)
5,800 6,088
2.50%, 09/01/2050
(p)
14,600 15,317
3.00%, 10/01/2029 81 86
3.00%, 09/01/2032 158 169
3.00%, 08/01/2035
(p)
2,000 2,099
3.00%, 12/01/2040 171 184
3.00%, 04/01/2043 484 520
3.00%, 05/01/2043 633 692
3.00%, 08/01/2043 3,093 3,325
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 03/01/2048 $ 5,894 $ 6,241
3.00%, 12/01/2048 175 185
3.00%, 09/01/2050
(p)
17,000 17,944
3.50%, 02/01/2033 33 35
3.50%, 05/01/2034 1,648 1,776
3.50%, 01/01/2041 207 224
3.50%, 01/01/2044 1,232 1,362
3.50%, 11/01/2044 3,393 3,713
3.50%, 08/01/2045 5,074 5,558
3.50%, 11/01/2046 10,455 11,632
3.50%, 04/01/2047 185 205
3.50%, 10/01/2047 73 80
3.50%, 11/01/2047 4,834 5,311
3.50%, 03/01/2048 70 74
4.00%, 08/01/2020 1 1
4.00%, 02/01/2031 222 239
4.00%, 03/01/2034 608 669
4.00%, 05/01/2047 7,769 8,325
4.00%, 06/01/2048 31 32
4.50%, 04/01/2024 507 533
4.50%, 06/01/2044 772 865
5.00%, 06/01/2048 1,590 1,799
5.50%, 09/01/2020 9 9
5.50%, 02/01/2023 11 13
5.50%, 06/01/2023 38 42
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 91 106
5.50%, 09/01/2033 125 146
5.50%, 05/01/2040 445 507
6.00%, 02/01/2023 5 5
6.00%, 02/01/2038 327 366
6.00%, 05/01/2038 31 35
6.00%, 08/01/2038 212 237
6.00%, 08/01/2038 140 156
6.50%, 05/01/2022 2 2
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 1 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 5 6
6.50%, 07/01/2037 120 136
6.50%, 07/01/2037 251 303
6.50%, 12/01/2037 197 236
6.50%, 02/01/2038 296 347
6.50%, 03/01/2038 66 76
6.50%, 09/01/2038 310 362
7.00%, 03/01/2032 19 22
7.50%, 08/01/2032 5 5
$ 107,634
Government National Mortgage Association (GNMA) - 6.11%
2.50%, 08/01/2050 6,500 6,868
3.00%, 06/20/2043 2,353 2,512
3.00%, 01/20/2045 1,111 1,183
3.00%, 06/20/2046 601 637
3.00%, 07/20/2046 2,587 2,748
3.00%, 08/01/2050 5,000 5,287
3.50%, 03/15/2042 1,025 1,122
3.50%, 04/15/2042 1,018 1,103
3.50%, 09/20/2044 74 84
3.50%, 09/20/2047 1,484 1,638
3.50%, 06/20/2048 2,883 3,060
4.00%, 01/20/2048 5,164 5,663
4.50%, 06/20/2025 1,406 1,500
4.50%, 09/15/2039 298 340
4.50%, 03/15/2040 1,603 1,766
5.00%, 11/15/2033 1,327 1,522
5.00%, 06/15/2034 24 28

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 10/20/2039 $ 105 $ 119
5.00%, 07/20/2040 159 173
5.00%, 02/15/2042 964 1,106
5.50%, 10/15/2033 506 592
5.50%, 05/20/2035 50 58
5.50%, 02/15/2038 462 541
6.00%, 07/20/2028 20 22
6.00%, 11/20/2028 18 20
6.00%, 01/20/2029 20 22
6.00%, 07/20/2029 4 5
6.00%, 08/15/2031 17 19
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 9 10
6.00%, 02/15/2033 28 32
6.00%, 12/15/2033 30 34
6.50%, 03/20/2028 4 5
6.50%, 05/20/2029 4 4
6.50%, 10/15/2032 13 15
6.50%, 12/15/2032 45 50
7.00%, 06/15/2031 8 9
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 45 51
8.00%, 01/20/2031 3 4
$ 39,956
U.S. Treasury - 9.98%
0.50%, 06/30/2027 7,000 7,053
1.63%, 08/15/2029 6,000 6,599
3.13%, 05/15/2048 20,000 29,268
3.88%, 08/15/2040 14,545 22,302
$ 65,222
U.S. Treasury Bill - 4.74%
0.11%, 10/15/2020
(q)
13,500 13,497
0.12%, 09/17/2020
(q)
17,510 17,508
$ 31,005
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 269,024
Total Investments $ 713,425
Other Assets and Liabilities -  (9.11)% (59,594)
TOTAL NET ASSETS - 100.00% $ 653,831
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,819 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $98,515 or 15.07% of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Security purchased on a when-issued basis.
(l) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $413 or 0.06%
of net assets.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) The value of these investments was determined using significant unobservable inputs.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 31.86%
Government 16.84%
Financial 15.36%
Consumer, Non-cyclical 6.62%
Communications 5.93%
Energy 5.08%
Money Market Funds 5.07%
Asset Backed Securities 3.51%
Investment Companies 3.48%
Consumer, Cyclical 3.32%
Industrial 3.24%
Utilities 3.20%
Technology 3.04%
Basic Materials 2.56%
Other Assets and Liabilities
(9.11)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 61,205 $ 551,426 $ 581,278 $ 31,353
$ 61,205 $ 551,426 $ 581,278 $ 31,353
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 153 $ — $ — $ —
$ 153 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2020 Long 134 $ 18,770 $ 166
US 10 Year Ultra Note; September 2020 Short 17 2,707 (42)
US 2 Year Note; September 2020 Long 50 11,049 9
US 5 Year Note; September 2020 Long 37 4,667 10
US Long Bond; September 2020 Long 37 6,744 100
Total $ 243
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.32 N/A (1.00)% Quarterly 12/20/2024 $ 13,485 $ 800 $ (373) $ 427
Total $ 800 $ (373) $ 427
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.23% Shares Held Value (000's)
Money Market Funds - 1.23%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
2,643,872 $ 2,644
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
155,773,841 155,774
$ 158,418
TOTAL INVESTMENT COMPANIES $ 158,418
COMMON STOCKS - 98.42% Shares Held Value (000's)
Apparel - 1.40%
Adidas AG
(d)
234,221 $ 64,593
boohoo Group PLC
(d)
45,144 153
LVMH Moet Hennessy Louis Vuitton SE 267,054 116,127
$ 180,873
Automobile Manufacturers - 3.50%
Ferrari NV 531,012 94,953
Honda Motor Co Ltd 1,853,700 45,193
Kia Motors Corp 1,083,260 36,870
Maruti Suzuki India Ltd 584,500 48,853
Toyota Motor Corp 3,032,600 180,027
Volvo AB - B Shares
(d)
2,705,002 46,747
$ 452,643
Automobile Parts & Equipment - 0.54%
Toyota Industries Corp 1,366,200 69,407
Banks - 5.73%
Bank Leumi Le-Israel BM 8,234,193 41,742
Canadian Imperial Bank of Commerce 763,200 52,836
Credicorp Ltd 501,714 63,803
DBS Group Holdings Ltd 6,405,800 92,536
DNB ASA
(d)
4,639,893 71,266
Erste Group Bank AG
(d)
1,687,925 37,781
Grupo Financiero Banorte SAB de CV
(d)
10,606,030 37,987
HDFC Bank Ltd ADR
(d)
888,459 41,536
ICICI Bank Ltd ADR
(d)
3,073,212 28,858
Kotak Mahindra Bank Ltd
(d)
1,356,463 24,721
Mediobanca Banca di Credito Finanziario SpA 6,718,526 54,259
PT Bank Central Asia Tbk 32,324,300 69,238
Toronto-Dominion Bank/The 2,103,000 93,057
United Overseas Bank Ltd 2,231,000 31,411
$ 741,031
Beverages - 0.67%
Carlsberg AS 588,965 86,984
Biotechnology - 1.22%
CSL Ltd 812,730 158,078
Building Materials - 1.89%
Anhui Conch Cement Co Ltd 3,751,125 33,017
China Lesso Group Holdings Ltd 16,080,000 31,110
Cie de Saint-Gobain
(d)
1,651,308 61,090
CRH PLC 2,770,951 100,887
HeidelbergCement AG 336,005 18,647
$ 244,751
Chemicals - 1.55%
BASF SE 915,361 50,497
Evonik Industries AG 1,449,819 39,169
Koninklijke DSM NV
(e)
514,098 78,691
Nutrien Ltd 1,004,000 32,696
$ 201,053
Commercial Services - 1.71%
Adecco Group AG 686,220 32,427
Adyen NV
(d),(f)
61,926 103,913
Aggreko PLC 678,394 3,404
Dai Nippon Printing Co Ltd 1,443,100 31,352
New Oriental Education & Technology Group Inc
ADR
(d)
353,646 49,581
$ 220,677
Computers - 2.69%
Capgemini SE 602,584 78,152
Logitech International SA 2,157,609 157,394
Nomura Research Institute Ltd 2,109,100 55,666
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Obic Co Ltd 318,100 $ 57,045
$ 348,257
Consumer Products - 0.45%
Hindustan Unilever Ltd 1,974,490 58,246
Cosmetics & Personal Care - 0.44%
Unilever NV 954,927 56,427
Distribution & Wholesale - 1.91%
Bunzl PLC 1,464,392 41,949
Ferguson PLC 1,212,016 106,844
ITOCHU Corp 4,501,700 98,706
$ 247,499
Diversified Financial Services - 2.02%
B3 SA - Brasil Bolsa Balcao 5,218,400 63,782
Housing Development Finance Corp Ltd 2,514,917 59,811
KB Financial Group Inc 1,332,847 39,446
London Stock Exchange Group PLC 412,548 45,570
ORIX Corp 3,406,718 36,844
Tisco Financial Group PCL 7,614,500 15,912
$ 261,365
Electric - 2.49%
Enel SpA 14,752,220 135,139
Iberdrola SA 11,846,852 153,124
Northland Power Inc 1,226,303 33,600
$ 321,863
Electrical Components & Equipment - 0.46%
Delta Electronics Inc 8,812,000 60,234
Electronics - 1.61%
Halma PLC 1,784,343 50,683
Hoya Corp 1,596,704 157,466
$ 208,149
Energy - Alternate Sources - 0.82%
Vestas Wind Systems A/S 828,031 106,141
Entertainment - 0.38%
Flutter Entertainment PLC 324,000 49,092
Food - 3.54%
Dino Polska SA
(d),(f)
514,183 28,466
Koninklijke Ahold Delhaize NV 1,515,222 43,640
Nestle India Ltd 148,648 32,740
Nestle SA 2,678,722 318,558
Seven & i Holdings Co Ltd 1,128,900 34,115
$ 457,519
Forest Products & Paper - 0.15%
Mondi PLC 1,083,841 19,198
Hand & Machine Tools - 1.06%
Techtronic Industries Co Ltd 13,175,000 137,798
Healthcare - Products - 1.96%
Ambu A/S 970,244 33,875
Carl Zeiss Meditec AG 207,121 21,677
GN Store Nord A/S 465,697 28,638
Koninklijke Philips NV
(d)
2,266,902 117,133
Sartorius Stedim Biotech 165,286 51,699
$ 253,022
Healthcare - Services - 2.00%
ICON PLC
(d)
526,654 97,673
Lonza Group AG 257,238 160,860
$ 258,533
Holding Companies - Diversified - 0.00%
Swire Pacific Ltd 21,000 103
Home Builders - 0.92%
Persimmon PLC 2,328,928 72,710
Taylor Wimpey PLC 30,094,367 46,421
$ 119,131
Home Furnishings - 1.53%
Howden Joinery Group PLC 7,581,862 48,383
Sony Corp 1,919,000 149,097
$ 197,480

Schedule of Investments
Diversified International Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 5.52%
AIA Group Ltd 9,978,400 $ 89,975
ASR Nederland NV 1,125,420 36,359
AXA SA
(e)
3,582,931 71,887
Fairfax Financial Holdings Ltd 126,000 39,479
Hannover Rueck SE 499,252 84,459
ICICI Lombard General Insurance Co Ltd
(f)
1,537,926 26,760
Legal & General Group PLC 27,427,807 75,928
NN Group NV 1,238,036 45,315
PICC Property & Casualty Co Ltd 32,320,000 25,540
Prudential PLC 4,249,075 60,723
Sompo Holdings Inc 1,447,800 47,711
Tokio Marine Holdings Inc 1,960,500 82,782
Unipol Gruppo SpA
(d)
6,465,546 27,163
$ 714,081
Internet - 8.28%
Alibaba Group Holding Ltd
(d)
10,601,944 332,647
MercadoLibre Inc
(d)
35,738 40,192
Naspers Ltd 427,149 77,720
NCSoft Corp 56,889 38,764
Shopify Inc
(d)
152,095 155,745
Tencent Holdings Ltd 4,907,632 336,655
Vipshop Holdings Ltd ADR
(d)
3,922,445 89,314
$ 1,071,037
Investment Companies - 0.40%
Kinnevik AB 1,480,841 52,126
Machinery - Construction & Mining - 0.37%
Komatsu Ltd 2,421,100 47,567
Machinery - Diversified - 1.90%
Daifuku Co Ltd 524,100 47,759
Ebara Corp 1,148,600 27,285
Keyence Corp 263,100 110,946
Miura Co Ltd 536,500 20,400
Valmet Oyj 1,421,292 39,819
$ 246,209
Metal Fabrication & Hardware - 0.91%
NSK Ltd 3,391,800 22,832
SKF AB 5,102,916 94,470
$ 117,302
Mining - 3.15%
Anglo American PLC 2,178,198 52,730
Antofagasta PLC 3,089,383 41,076
Barrick Gold Corp 1,498,645 43,311
Franco-Nevada Corp
(e)
789,357 126,179
Rio Tinto Ltd 1,964,051 143,746
$ 407,042
Miscellaneous Manufacturers - 1.62%
JSR Corp 2,124,600 46,328
Pidilite Industries Ltd 1,487,617 26,924
Siemens AG 796,026 101,443
Trelleborg AB
(d)
2,281,631 35,435
$ 210,130
Oil & Gas - 3.00%
LUKOIL PJSC ADR 764,410 51,854
Neste Oyj 3,315,883 152,304
Parkland Corp/Canada 1,129,400 29,739
Petrobras Distribuidora SA 5,805,700 25,375
Reliance Industries Ltd 3,289,233 90,966
Suncor Energy Inc 2,381,400 37,460
$ 387,698
Pharmaceuticals - 5.11%
Galapagos NV
(d)
159,692 29,658
Merck KGaA 2,805 358
Novartis AG 1,830,384 150,764
Novo Nordisk A/S 2,404,702 157,779
Recordati SpA 538,608 28,929
Roche Holding AG 846,348 293,138
$ 660,626
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 1.35%
Pembina Pipeline Corp 3,626,100 $ 88,118
TC Energy Corp 1,911,100 87,105
$ 175,223
Private Equity - 2.43%
3i Group PLC 11,346,555 130,605
Brookfield Asset Management Inc 4,366,053 141,010
Intermediate Capital Group PLC 2,430,640 42,546
$ 314,161
Real Estate - 1.39%
CK Asset Holdings Ltd 8,248,500 45,801
PSP Swiss Property AG 4,348 483
Sun Hung Kai Properties Ltd 3,032,000 36,875
Tokyo Tatemono Co Ltd
(e)
1,898,700 20,293
Vonovia SE 1,189,601 76,891
$ 180,343
Retail - 4.43%
Alimentation Couche-Tard Inc 4,725,792 164,236
ANTA Sports Products Ltd 3,327,000 31,583
Hennes & Mauritz AB 2,064,139 32,175
Home Product Center PCL 80,150,200 40,109
JD Sports Fashion PLC 5,904,283 46,676
Li Ning Co Ltd 13,076,500 42,148
Lojas Renner SA 1,021,500 8,042
Magazine Luiza SA 3,169,300 48,822
Pan Pacific International Holdings Corp 4,492,100 101,814
Wal-Mart de Mexico SAB de CV 24,511,178 57,690
$ 573,295
Semiconductors - 8.39%
ASM International NV 201,489 30,822
ASML Holding NV 560,358 199,229
MediaTek Inc 2,735,000 65,306
NXP Semiconductors NV 528,517 62,117
Samsung Electronics Co Ltd 5,118,545 250,163
SK Hynix Inc 1,228,793 86,035
Taiwan Semiconductor Manufacturing Co Ltd 26,920,544 391,791
$ 1,085,463
Software - 1.61%
Capcom Co Ltd 1,437,400 56,491
Dassault Systemes SE 425,002 77,390
Nemetschek SE 412,796 30,261
NetEase Inc 2,415,600 43,884
$ 208,026
Telecommunications - 3.92%
Deutsche Telekom AG 4,358,208 72,760
Nice Ltd ADR
(d)
508,543 104,373
Nippon Telegraph & Telephone Corp 5,227,900 121,347
Orange SA 2,938,791 34,445
SoftBank Group Corp 2,772,400 174,864
$ 507,789
Toys, Games & Hobbies - 0.99%
Nintendo Co Ltd 290,200 127,633
Transportation - 1.01%
Canadian National Railway Co 1,340,048 130,898
TOTAL COMMON STOCKS $ 12,732,203
PREFERRED STOCKS - 0.44% Shares Held Value (000's)
Investment Companies - 0.24%
Itausa SA 0.08% 14,949,589 $ 30,578
Telecommunications - 0.20%
Telefonica Brasil SA 2.68% 2,573,600 26,167
TOTAL PREFERRED STOCKS $ 56,745
Total Investments $ 12,947,366
Other Assets and Liabilities -  (0.09)% (11,247)
TOTAL NET ASSETS - 100.00% $ 12,936,119

Schedule of Investments
Diversified International Fund
July 31, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,904 or 0.21% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $159,139 or 1.23% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 15.26%
Canada 9.70%
Switzerland 8.61%
United Kingdom 8.09%
China 7.84%
Netherlands 5.56%
Germany 4.31%
Taiwan 3.99%
France 3.79%
Korea, Republic Of 3.50%
India 3.39%
Denmark 3.19%
Italy 2.63%
Hong Kong 2.39%
Sweden 2.01%
Ireland 1.92%
Brazil 1.57%
Finland 1.49%
United States 1.23%
Australia 1.22%
Spain 1.18%
Israel 1.13%
Singapore 0.96%
Mexico 0.75%
South Africa 0.60%
Norway 0.55%
Indonesia 0.54%
Peru 0.49%
Thailand 0.43%
Russian Federation 0.40%
Chile 0.32%
Argentina 0.31%
Austria 0.29%
Belgium 0.23%
Poland 0.22%
Other Assets and Liabilities
(0.09)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 120,902 $ 3,480,611 $ 3,445,739 $ 155,774
$ 120,902 $ 3,480,611 $ 3,445,739 $ 155,774
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,420 $ — $ — $ —
$ 1,420 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.89% Shares Held Value (000's)
Money Market Funds - 4.89%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
6,580,421 $ 6,580
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
376,704,591 376,705
$ 383,285
TOTAL INVESTMENT COMPANIES $ 383,285
COMMON STOCKS - 97.26% Shares Held Value (000's)
Apparel - 1.46%
NIKE Inc 1,173,880 $ 114,582
Automobile Manufacturers - 2.66%
PACCAR Inc 2,451,014 208,532
Automobile Parts & Equipment - 1.66%
Magna International Inc 2,817,624 130,090
Banks - 8.02%
First Republic Bank/CA 1,211,104 136,225
JPMorgan Chase & Co 1,953,793 188,815
Morgan Stanley 1,885,525 92,164
PNC Financial Services Group Inc /The 1,230,825 131,292
Truist Financial Corp 1,064,333 39,870
US Bancorp 1,068,821 39,375
$ 627,741
Beverages - 1.84%
Coca-Cola Co/The 3,054,947 144,316
Biotechnology - 1.27%
Corteva Inc 3,470,695 99,123
Chemicals - 2.80%
Air Products and Chemicals Inc 456,695 130,903
PPG Industries Inc 822,759 88,570
$ 219,473
Computers - 1.98%
Apple Inc 364,472 154,915
Diversified Financial Services - 4.15%
BlackRock Inc 372,571 214,232
Discover Financial Services 2,241,312 110,788
$ 325,020
Electric - 6.70%
Eversource Energy 1,126,789 101,490
NextEra Energy Inc 451,474 126,729
Sempra Energy 542,932 67,573
WEC Energy Group Inc 1,239,913 118,114
Xcel Energy Inc 1,601,484 110,567
$ 524,473
Electronics - 0.77%
Honeywell International Inc 403,364 60,250
Food - 3.84%
Hormel Foods Corp 3,471,954 176,583
Tyson Foods Inc 2,019,880 124,122
$ 300,705
Healthcare - Products - 4.68%
Abbott Laboratories 2,050,437 206,356
Medtronic PLC 1,663,603 160,504
$ 366,860
Insurance - 4.33%
Allstate Corp/The 341,062 32,193
Chubb Ltd 1,024,148 130,312
Fidelity National Financial Inc 3,079,604 99,656
Swiss Re AG ADR
(e)
3,916,562 76,569
$ 338,730
Machinery - Construction & Mining - 0.19%
Caterpillar Inc 114,075 15,158
Machinery - Diversified - 2.68%
Deere & Co 1,192,200 210,197
Media - 2.46%
Walt Disney Co/The 1,644,149 192,267
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3.19%
3M Co 179,415 $ 26,997
Parker-Hannifin Corp 936,829 167,617
Trane Technologies PLC 493,372 55,194
$ 249,808
Oil & Gas - 4.17%
Chevron Corp 1,162,280 97,562
EOG Resources Inc 1,867,770 87,505
Exxon Mobil Corp 441,045 18,559
Marathon Petroleum Corp 2,675,884 102,219
Royal Dutch Shell PLC - B shares ADR 732,457 20,728
$ 326,573
Pharmaceuticals - 9.68%
Becton Dickinson and Co 573,156 161,252
Merck & Co Inc 2,180,036 174,926
Novartis AG ADR 1,397,619 114,800
Pfizer Inc 2,999,351 115,415
Roche Holding AG ADR 4,454,050 191,970
$ 758,363
Pipelines - 1.21%
Enterprise Products Partners LP 5,363,523 94,398
Private Equity - 2.35%
KKR & Co Inc 5,205,912 184,133
REITs - 5.28%
Alexandria Real Estate Equities Inc 850,394 150,987
Digital Realty Trust Inc 1,060,525 170,257
Realty Income Corp 1,530,633 91,915
$ 413,159
Retail - 3.68%
Costco Wholesale Corp 624,519 203,300
Starbucks Corp 1,111,467 85,060
$ 288,360
Semiconductors - 3.52%
Microchip Technology Inc 1,316,808 133,959
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,797,390 141,796
$ 275,755
Software - 4.00%
Fidelity National Information Services Inc 749,581 109,671
Microsoft Corp 438,500 89,897
SAP SE ADR
(e)
715,608 113,939
$ 313,507
Telecommunications - 4.97%
BCE Inc 4,301,311 180,354
Verizon Communications Inc 3,632,864 208,817
$ 389,171
Toys, Games & Hobbies - 1.68%
Hasbro Inc 1,810,838 131,757
Transportation - 2.04%
Union Pacific Corp 923,447 160,080
TOTAL COMMON STOCKS $ 7,617,496
Total Investments $ 8,000,781
Other Assets and Liabilities -  (2.15)% (168,586)
TOTAL NET ASSETS - 100.00% $ 7,832,195
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $67,230 or 0.86% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24.13%
Consumer, Non-cyclical 21.31%
Consumer, Cyclical 11.14%
Technology 9.50%
Industrial 8.87%
Communications 7.43%
Utilities 6.70%
Energy 5.38%
Money Market Funds 4.89%
Basic Materials 2.80%
Other Assets and Liabilities
(2.15)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 189,995 $ 1,961,231 $ 1,774,521 $ 376,705
$ 189,995 $ 1,961,231 $ 1,774,521 $ 376,705
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,197 $ — $ — $ —
$ 1,197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.10% Shares Held Value (000's)
Money Market Funds - 4.10%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
9,269,772 $ 9,270
TOTAL INVESTMENT COMPANIES $ 9,270
BONDS - 86.98%
Principal
Amount (000's) Value (000's)
Agriculture - 0.91%
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
$ 1,925 $ 2,069
Banks - 1.34%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,350 3,024
Chemicals - 2.43%
MEGlobal Canada ULC
5.00%, 05/18/2025
(d)
2,675 2,923
5.88%, 05/18/2030 2,175 2,567
$ 5,490
Commercial Services - 1.09%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(d),(e)
2,450 2,457
Diversified Financial Services - 1.70%
Power Finance Corp Ltd
5.25%, 08/10/2028 3,610 3,849
Electric - 1.64%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(d)
2,700 2,667
3.95%, 02/12/2030 1,050 1,037
$ 3,704
Food - 1.85%
MARB BondCo PLC
7.00%, 03/15/2024 4,025 4,188
Iron & Steel - 0.14%
Metinvest BV
8.50%, 04/23/2026 325 318
Metal Fabrication & Hardware - 1.14%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(d)
2,500 2,580
Mining - 2.17%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(d)
3,175 3,489
4.75%, 05/15/2025 1,300 1,428
$ 4,917
Oil & Gas - 9.78%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,698 1,528
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 832 724
Petrobras Global Finance BV
5.09%, 01/15/2030 1,625 1,674
6.00%, 01/27/2028 2,925 3,221
Petroleos Mexicanos
6.50%, 03/13/2027 2,700 2,572
6.84%, 01/23/2030
(d)
2,050 1,907
6.84%, 01/23/2030 200 186
Petronas Capital Ltd
3.50%, 04/21/2030
(d)
1,625 1,844
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(d)
3,200 3,225
3.25%, 08/15/2030
(d)
2,025 2,053
Tullow Oil PLC
6.25%, 04/15/2022 1,575 1,103
7.00%, 03/01/2025 3,500 2,083
$ 22,120
Real Estate - 5.35%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(d)
2,150 1,911
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 1,175 1,197
4.75%, 09/28/2023 1,050 1,067
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 $ 2,198 $ 2,201
Sunac China Holdings Ltd
7.25%, 06/14/2022 325 332
7.88%, 02/15/2022 2,325 2,389
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 750 755
8.50%, 02/04/2023 2,150 2,266
$ 12,118
Sovereign - 53.89%
1MDB Global Investments Ltd
4.40%, 03/09/2023 3,900 3,829
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(d)
1,250 1,331
3.13%, 04/16/2030
(d)
1,900 2,140
3.88%, 04/16/2050
(d)
1,900 2,406
Argentine Republic Government International
Bond
0.00%, 04/22/2026
(b)
1,400 602
0.00%, 07/06/2036
(b)
2,400 1,020
0.00%, 04/22/2046
(b)
1,850 786
Brazilian Government International Bond
2.88%, 06/06/2025 1,675 1,697
Colombia Government International Bond
3.88%, 04/25/2027 3,800 4,127
4.50%, 03/15/2029 575 653
Dominican Republic International Bond
5.50%, 01/27/2025 2,225 2,311
5.95%, 01/25/2027 1,175 1,247
Ghana Government International Bond
8.13%, 01/18/2026 2,175 2,185
Hungary Government International Bond
6.38%, 03/29/2021 5,000 5,185
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 110,950,000 7,698
Israel Government International Bond
2.75%, 07/03/2030 $ 3,700 4,088
3.88%, 07/03/2050 1,975 2,458
4.50%, 04/03/2120 1,325 1,927
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,950 2,120
Malaysia Government Bond
4.07%, 06/15/2050 MYR 5,900 1,520
Mexican Bonos
5.75%, 03/05/2026 MXN 47,900 2,211
7.75%, 11/13/2042 46,300 2,318
Mexico Government International Bond
4.75%, 04/27/2032 $ 2,900 3,323
Peru Government Bond
6.15%, 08/12/2032
(d)
PEN 15,150 5,087
Peruvian Government International Bond
6.35%, 08/12/2028 16,700 5,801
Qatar Government International Bond
3.40%, 04/16/2025
(d)
$ 2,250 2,481
3.75%, 04/16/2030
(d)
1,875 2,203
4.40%, 04/16/2050
(d)
1,500 2,036
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(d)
1,225 1,185
Republic of Poland Government International
Bond
5.13%, 04/21/2021 5,000 5,176
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 121,700 6,089
Romanian Government International Bond
2.00%, 01/28/2032 EUR 2,875 3,230
2.12%, 07/16/2031 1,900 2,183
3.62%, 05/26/2030
(d)
1,200 1,563
3.88%, 10/29/2035 1,575 2,055

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
7.25%, 05/10/2034 RUB 375,500 $ 5,609
Serbia International Bond
3.13%, 05/15/2027
(d)
EUR 3,425 4,292
Sri Lanka Government International Bond
6.85%, 11/03/2025 $ 3,975 3,041
Ukraine Government International Bond
0.00%, 05/31/2040
(b),(f)
3,670 3,219
4.38%, 01/27/2030
(d)
EUR 1,150 1,136
7.25%, 03/15/2033
(d)
$ 2,350 2,268
7.75%, 09/01/2023 2,800 2,905
Zambia Government International Bond
5.38%, 09/20/2022 1,475 826
8.50%, 04/14/2024 2,750 1,539
8.97%, 07/30/2027 1,475 834
$ 121,940
Supranational Bank - 0.65%
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 1,450 1,465
Telecommunications - 2.90%
C&W Senior Financing DAC
7.50%, 10/15/2026
(d)
900 958
7.50%, 10/15/2026 1,425 1,518
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 3,995 4,082
$ 6,558
TOTAL BONDS $ 196,797
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.24%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.24%
1.13%, 02/28/2022 $ 5,000 $ 5,079
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,079
Total Investments $ 211,146
Other Assets and Liabilities -  6.68% 15,123
TOTAL NET ASSETS - 100.00% $ 226,269
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,211 or 24.84% of net assets.
(e) Security purchased on a when-issued basis.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
Cayman Islands 6.35%
United States 6.34%
Indonesia 5.57%
Mexico 5.53%
Peru 4.81%
India 4.43%
Ukraine 4.20%
Romania 3.99%
Israel 3.75%
United Kingdom 3.26%
Qatar 2.97%
Mauritius 2.95%
South Africa 2.69%
United Arab Emirates 2.60%
Russian Federation 2.48%
Canada 2.43%
Bermuda 2.34%
Netherlands 2.30%
Poland 2.29%
Hungary 2.29%
Colombia 2.11%
Serbia 1.90%
Virgin Islands, British 1.69%
Dominican Republic 1.57%
Malaysia 1.48%
Zambia 1.42%
Azerbaijan 1.34%
Sri Lanka 1.34%
Ireland 1.09%
Argentina 1.07%
Ghana 0.97%
Cote d'Ivoire 0.94%
Austria 0.91%
Brazil 0.75%
Supranational 0.65%
Belarus 0.52%
Other Assets and Liabilities
6.68%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ 124,396 $ 115,126 $ 9,270
$ — $ 124,396 $ 115,126 $ 9,270
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/17/2020 $ 53 EUR 46 $ — $ (1)
HSBC Securities Inc 08/14/2020 BRL 36,150 $ 6,717 210 —
HSBC Securities Inc 08/14/2020 $ 4,532 BRL 23,400 48 —
HSBC Securities Inc 08/14/2020 $ 4,468 CLP 3,550,000 — (222)
HSBC Securities Inc 08/14/2020 CLP 3,550,000 $ 4,526 164 —
HSBC Securities Inc 08/14/2020 PEN 19,250 $ 5,490 — (42)
HSBC Securities Inc 08/14/2020 $ 5,421 PEN 19,250 — (27)
HSBC Securities Inc 08/14/2020 RUB 612,700 $ 8,511 — (267)
HSBC Securities Inc 08/14/2020 $ 17,571 RUB 1,273,500 436 —
HSBC Securities Inc 08/14/2020 $ 2,301 ZAR 38,200 68 —
HSBC Securities Inc 08/14/2020 $ 4,218 TRY 29,500 33 —
HSBC Securities Inc 08/17/2020 $ 9,519 EUR 8,359 — (330)
JPMorgan Chase 08/14/2020 $ 2,271 BRL 11,900 — (9)
JPMorgan Chase 08/14/2020 BRL 11,700 $ 2,270 — (28)
JPMorgan Chase 08/14/2020 BRL 12,100 $ 2,304 15 —
JPMorgan Chase 08/14/2020 CZK 104,400 $ 4,504 184 —
JPMorgan Chase 08/14/2020 MXN 101,500 $ 4,532 23 —
JPMorgan Chase 08/14/2020 $ 4,641 MXN 102,600 36 —
JPMorgan Chase 08/14/2020 $ 4,484 MXN 101,500 — (71)
JPMorgan Chase 08/14/2020 PLN 17,400 $ 4,478 169 —
JPMorgan Chase 08/14/2020 RUB 238,600 $ 3,359 — (149)
JPMorgan Chase 08/14/2020 $ 8,957 ZAR 154,132 — (51)
JPMorgan Chase 08/14/2020 $ 2,293 ZAR 38,500 43 —
JPMorgan Chase 08/14/2020 ZAR 47,100 $ 2,856 — (103)
JPMorgan Chase 08/14/2020 TRY 2,500 $ 364 — (9)
JPMorgan Chase 08/14/2020 $ 4,444 TRY 31,100 32 —
JPMorgan Chase 08/17/2020 EUR 1,837 $ 2,159 5 —
Total $ 1,466 $ (1,309)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
July 31, 2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 $ 998 $ 96 $ (54) $ 42 $ —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 618 60 (34) 26 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 95 10 (6) 4 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 4,370 323 (138) 185 —
Barclays Bank PLC Republic of South Africa,
5.87%, 09/16/2025
3.10% (1.00)% Quarterly 06/20/2025 3,750 311 45 356 —
Citigroup Inc CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 2,803 282 (163) 119 —
JPMorgan Chase Republic of South Africa,
5.87%, 09/16/2025
3.10% (1.00)% Quarterly 06/20/2025 1,700 143 19 162 —
JPMorgan Chase Republic of South Africa,
5.87%, 09/16/2025
3.10% (1.00)% Quarterly 06/20/2025 750 73 (2) 71 —
Total $ 1,298 $ (333) $ 965 $ —
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.03% Annual Annual N/A 01/03/2022 BRL 321,000 $ (351) $ — $ — $ (351)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 5.46% Annual Annual N/A 01/02/2025 128,500 487 — 487 —
Total $ 136 $ — $ 487 $ (351)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 PLN 243,050 $ 1,477 $ 106 $ 1,583
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 51,650 (1,469) (107) (1,576)
6 Month Warsaw Interbank Offered Rate Receive 1.85% Annual Semiannual N/A 01/28/2022 19,000 (113) (11) (124)
6 Month Warsaw Interbank Offered Rate Pay 2.02% Semiannual Annual N/A 01/28/2030 4,000 111 11 122
6 Month Warsaw Interbank Offered Rate Receive 1.85% Annual Semiannual N/A 01/28/2022 110,000 (687) (29) (716)
6 Month Warsaw Interbank Offered Rate Pay 2.02% Semiannual Annual N/A 01/28/2030 24,000 762 (30) 732
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.26% Annual Annual N/A 06/11/2025 $ 150,000 (249) 1 (248)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.26% Annual Annual N/A 06/11/2025 77,000 29 (180) (151)
Total $ (139) $ (239) $ (378)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/06/2020
33,450,000 Receive 3 Month USD
LIBOR + 0.90%
Annual 10/07/2020 $ 2,038 $ — $ 9 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/13/2020
33,450,000 Receive 3 Month USD
LIBOR + 0.90%
Quarterly 10/14/2020 2,033 — 7 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/13/2020
50,150,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 10/14/2020 3,055 — 4 —
Total $ — $ 20 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.76% Shares Held Value (000's)
Exchange-Traded Funds - 0.19%
Invesco Preferred ETF 81,179 $ 1,195
iShares Preferred & Income Securities ETF
(a)
47,641 1,724
SPDR Bloomberg Barclays High Yield Bond ETF 23,650 2,509
WisdomTree Trust - WisdomTree International
High Dividend Fund ETP
96,390 3,201
WisdomTree US High Dividend Fund ETP 27,776 1,767
$ 10,396
Money Market Funds - 2.57%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(b),(c)
3,538,332 3,538
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
133,958,984 133,959
$ 137,497
TOTAL INVESTMENT COMPANIES $ 147,893
COMMON STOCKS - 19.69% Shares Held Value (000's)
Advertising - 0.06%
Interpublic Group of Cos Inc /The 109,438 $ 1,975
Publicis Groupe SA 38,353 1,227
$ 3,202
Aerospace & Defense - 0.08%
CAE Inc 50,500 754
Elbit Systems Ltd 347 49
HEICO Corp 8,719 837
HEICO Corp - Class A 987 76
Hexcel Corp 8,203 306
Meggitt PLC 289,317 1,011
MTU Aero Engines AG 1,305 226
Spirit AeroSystems Holdings Inc 8,925 175
TransDigm Group Inc 1,936 836
$ 4,270
Agriculture - 0.06%
Imperial Brands PLC 117,408 1,956
Japan Tobacco Inc 63,900 1,092
$ 3,048
Airlines - 0.06%
Alaska Air Group Inc 29,094 1,002
Delta Air Lines Inc 38,062 951
Japan Airlines Co Ltd 29,100 471
Qantas Airways Ltd 209,091 479
Southwest Airlines Co 17,052 527
$ 3,430
Apparel - 0.11%
Adidas AG
(e)
1,192 329
Carter's Inc 12,423 978
Gildan Activewear Inc 31,900 566
Hanesbrands Inc 178,030 2,515
Ralph Lauren Corp 19,224 1,371
Tapestry Inc 30,181 403
$ 6,162
Automobile Manufacturers - 0.10%
Cummins Inc 11,532 2,229
Fiat Chrysler Automobiles NV
(e)
113,849 1,157
Peugeot SA
(e)
56,347 906
Volvo AB - B Shares
(e)
67,968 1,174
$ 5,466
Automobile Parts & Equipment - 0.24%
Allison Transmission Holdings Inc 18,920 707
BorgWarner Inc 35,411 1,296
Cie Generale des Etablissements Michelin SCA 8,852 917
Continental AG 10,188 984
Denso Corp 26,500 980
Faurecia SE
(e)
16,559 640
Goodyear Tire & Rubber Co/The 354,902 3,198
Koito Manufacturing Co Ltd 10,900 427
Lear Corp 12,701 1,402
Magna International Inc 24,800 1,146
Toyota Industries Corp 9,300 472
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Yokohama Rubber Co Ltd/The 39,400 $ 504
$ 12,673
Banks - 1.04%
AIB Group PLC
(a)
854,965 1,072
Associated Banc-Corp 127,023 1,631
Bank Hapoalim BM 15,503 94
Bank Leumi Le-Israel BM 20,213 102
Bank of America Corp 42,255 1,051
Bank of Ireland Group PLC
(e)
314,465 653
Bank of New York Mellon Corp/The 39,520 1,417
Bank OZK 79,060 1,901
Bankinter SA 185,169 963
BankUnited Inc 49,521 997
Cathay General Bancorp 30,585 740
Chiba Bank Ltd/The 107,300 492
Citizens Financial Group Inc 113,332 2,811
Comerica Inc 66,016 2,543
Credicorp Ltd 5,509 701
Credit Agricole SA
(e)
130,707 1,258
Cullen/Frost Bankers Inc 17,923 1,291
DBS Group Holdings Ltd 25,600 370
DNB ASA
(e)
19,593 301
East West Bancorp Inc 38,111 1,321
First Citizens BancShares Inc /NC 406 173
First Horizon National Corp 163,920 1,520
Fukuoka Financial Group Inc 59,800 870
Goldman Sachs Group Inc /The 5,935 1,175
ICICI Bank Ltd ADR
(e)
79,961 751
ING Groep NV 203,102 1,416
Israel Discount Bank Ltd 15,896 49
KeyCorp 138,149 1,659
M&T Bank Corp 11,087 1,175
Macquarie Group Ltd 5,524 485
Mediobanca Banca di Credito Finanziario SpA 126,137 1,019
Mizrahi Tefahot Bank Ltd 1,985 42
Morgan Stanley 34,619 1,692
Northern Trust Corp 17,544 1,375
Oversea-Chinese Banking Corp Ltd 42,500 266
PacWest Bancorp 21,219 388
Paragon Banking Group PLC 266,465 1,092
Pinnacle Financial Partners Inc 12,005 476
PNC Financial Services Group Inc /The 14,321 1,528
PT Bank Central Asia Tbk 244,500 524
Regions Financial Corp 280,139 3,042
Resona Holdings Inc 279,700 917
Signature Bank/New York NY 7,444 763
State Street Corp 22,190 1,415
Synovus Financial Corp 74,110 1,493
TCF Financial Corp 41,388 1,138
Toronto-Dominion Bank/The 29,400 1,301
UBS Group AG
(e)
263,106 3,100
United Overseas Bank Ltd 20,900 294
Western Alliance Bancorp 18,391 661
Zions Bancorp NA 64,371 2,090
$ 55,598
Beverages - 0.05%
Asahi Group Holdings Ltd 11,100 362
Carlsberg AS 4,229 625
Coca-Cola Amatil Ltd 90,970 531
Coca-Cola European Partners PLC 4,119 170
Kirin Holdings Co Ltd 28,300 545
Treasury Wine Estates Ltd 79,883 613
$ 2,846
Biotechnology - 0.02%
Mirati Therapeutics Inc
(e)
9,095 1,103
Building Materials - 0.19%
AGC Inc /Japan 23,800 669
Buzzi Unicem SpA 62,243 1,416
China Lesso Group Holdings Ltd 490,000 948

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Fletcher Building Ltd 11,698 $ 26
Ibstock PLC
(f)
332,483 688
Lennox International Inc 2,949 791
Martin Marietta Materials Inc 5,976 1,238
Masco Corp 44,097 2,521
Vulcan Materials Co 10,795 1,268
Xinyi Glass Holdings Ltd 358,000 525
$ 10,090
Chemicals - 0.33%
Arkema SA 20,381 2,121
BASF SE 25,147 1,387
Brenntag AG 16,274 1,004
Celanese Corp 14,667 1,426
CF Industries Holdings Inc 45,930 1,439
Denka Co Ltd 36,100 868
Eastman Chemical Co 34,628 2,584
EMS- Chemie Holding AG 2,633 2,274
ICL Group Ltd 9,934 31
Lintec Corp 60,200 1,405
Nissan Chemical Corp 7,700 408
PPG Industries Inc 9,571 1,030
Showa Denko KK 45,500 943
Sumitomo Bakelite Co Ltd 26,800 650
$ 17,570
Commercial Services - 0.40%
Adecco Group AG 39,999 1,890
ADT Inc 178,347 1,536
Ashtead Group PLC 56,260 1,792
ATD New Holdings Inc
(e),(g),(h)
385,347 6,304
Cengage Learning Holdings II Inc
(e)
34,465 86
Global Payments Inc 350 62
H&R Block Inc 121,735 1,765
ManpowerGroup Inc 19,652 1,352
Persol Holdings Co Ltd 27,600 349
QinetiQ Group PLC 277,616 1,111
Randstad NV 23,031 1,109
Robert Half International Inc 25,979 1,322
Sabre Corp 157,136 1,188
SGS SA 576 1,509
Sohgo Security Services Co Ltd 5,300 250
$ 21,625
Computers - 0.16%
Appen Ltd 18,878 481
Atos SE
(e)
8,315 711
DXC Technology Co 73,359 1,314
Fujitsu Ltd 2,400 321
HP Inc 79,039 1,389
NetApp Inc 43,837 1,942
Nomura Research Institute Ltd 10,300 272
Obic Co Ltd 8,000 1,435
Wiwynn Corp 36,000 965
$ 8,830
Consumer Products - 0.01%
Henkel AG & Co KGaA 6,863 596
Cosmetics & Personal Care - 0.01%
Kao Corp 4,000 290
Distribution & Wholesale - 0.12%
Bunzl PLC 19,842 569
Fastenal Co 36,348 1,710
ITOCHU Corp 27,700 607
Marubeni Corp 127,900 589
Mitsubishi Corp 33,600 677
Seven Group Holdings Ltd
(a)
54,311 657
Toromont Industries Ltd 16,200 883
Toyota Tsusho Corp 19,600 497
$ 6,189
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.38%
Alliance Data Systems Corp 17,757 $ 788
Ameriprise Financial Inc 10,111 1,553
Charles Schwab Corp/The 21,604 716
Discover Financial Services 20,789 1,028
Eaton Vance Corp 43,523 1,573
Evercore Inc - Class A 27,177 1,503
Hana Financial Group Inc 20,823 517
Jefferies Financial Group Inc 70,288 1,139
Mastercard Inc 858 265
Mebuki Financial Group Inc 819,400 1,823
Navient Corp 263,972 2,101
Nomura Holdings Inc 149,100 702
Omni Bridgeway Ltd 309,272 1,012
OneMain Holdings Inc 41,581 1,193
ORIX Corp 50,900 550
Raymond James Financial Inc 10,327 717
SBI Holdings Inc /Japan 40,100 844
Synchrony Financial 53,428 1,182
Tisco Financial Group PCL 268,000 560
Visa Inc 1,736 331
$ 20,097
Electric - 3.73%
AGL Energy Ltd 77,500 918
Alliant Energy Corp 333,206 17,943
Ameren Corp 11,767 944
CMS Energy Corp 287,209 18,433
Duke Energy Corp 76,000 6,440
Edison International 317,738 17,689
Emera Inc
(a)
184,000 7,658
Enel SpA 675,000 6,183
Entergy Corp 12,530 1,317
Eversource Energy 206,320 18,583
FirstEnergy Corp 18,108 525
Fortis Inc /Canada 441,500 17,980
Hera SpA 220,004 846
Mercury NZ Ltd 9,331 29
Meridian Energy Ltd 17,003 55
NextEra Energy Inc 64,350 18,063
Orsted A/S
(f)
38,000 5,434
PG&E Corp
(e)
350,000 3,273
PNM Resources Inc 24,154 1,020
Portland General Electric Co 20,528 906
Public Service Enterprise Group Inc 379,952 21,255
Sempra Energy 54,800 6,821
WEC Energy Group Inc 149,090 14,202
Xcel Energy Inc 196,520 13,568
$ 200,085
Electrical Components & Equipment - 0.03%
Acuity Brands Inc 2,546 253
AMETEK Inc 10,126 944
Brother Industries Ltd 30,900 481
$ 1,678
Electronics - 0.20%
Assa Abloy AB 11,405 252
Avnet Inc 45,300 1,210
FLEXium Interconnect Inc 195,000 944
FLIR Systems Inc 19,596 816
Gentex Corp 95,678 2,583
ITEQ Corp 161,063 735
Mycronic AB 69,699 1,327
Roper Technologies Inc 2,086 902
Taiwan Union Technology Corp 189,000 876
Yageo Corp 64,000 850
$ 10,495
Engineering & Construction - 0.19%
ACS Actividades de Construccion y Servicios SA 84,975 1,971
Auckland International Airport Ltd 150,945 644
CIMIC Group Ltd 70,654 1,087
Eiffage SA
(e)
8,259 722

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Frontken Corp Bhd 1,110,600 $ 927
Grupo Aeroportuario del Pacifico SAB de CV 123,100 829
HOCHTIEF AG 13,939 1,138
Kyowa Exeo Corp 20,700 489
SATS Ltd 233,300 468
SPIE SA 67,870 1,105
Sydney Airport 147,730 553
$ 9,933
Entertainment - 0.06%
Aristocrat Leisure Ltd 13,068 245
Genting Singapore Ltd 527,000 283
GVC Holdings PLC 215,636 1,866
Vail Resorts Inc 4,778 917
$ 3,311
Food - 0.09%
Calbee Inc 12,000 381
Dairy Farm International Holdings Ltd 5,962 26
Empire Co Ltd 24,800 637
Jardine Strategic Holdings Ltd 3,798 76
Koninklijke Ahold Delhaize NV 49,351 1,421
METRO AG 140,949 1,286
Seven & i Holdings Co Ltd 13,300 402
Sonae SGPS SA 761,997 533
$ 4,762
Forest Products & Paper - 0.15%
Domtar Corp 113,109 2,374
International Paper Co 76,619 2,666
Oji Holdings Corp 93,400 392
Stora Enso Oyj 96,493 1,210
West Fraser Timber Co Ltd 25,800 1,277
$ 7,919
Gas - 1.47%
Atmos Energy Corp 198,323 21,020
Naturgy Energy Group SA 54,206 1,009
New Jersey Resources Corp 488,988 15,188
NiSource Inc 1,002,447 24,510
Southwest Gas Holdings Inc 247,442 17,232
$ 78,959
Hand & Machine Tools - 0.08%
Amada Co Ltd 91,700 616
Lincoln Electric Holdings Inc 14,727 1,331
Snap-on Inc 10,078 1,470
Techtronic Industries Co Ltd 97,000 1,015
$ 4,432
Healthcare - Products - 0.04%
Carl Zeiss Meditec AG 10,746 1,125
Fisher & Paykel Healthcare Corp Ltd 7,619 183
Olympus Corp 3,300 59
STERIS PLC 6,397 1,021
$ 2,388
Healthcare - Services - 0.09%
Encompass Health Corp 16,539 1,126
Fresenius SE & Co KGaA 9,848 491
Humana Inc 1,121 440
NMC Health PLC
(e),(g),(h)
9,858 —
Quest Diagnostics Inc 10,943 1,390
Ryman Healthcare Ltd 5,389 48
UnitedHealth Group Inc 3,316 1,004
Universal Health Services Inc 2,380 262
$ 4,761
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 80,000 522
Jardine Matheson Holdings Ltd 3,805 156
Swire Pacific Ltd 73,000 359
$ 1,037
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0.13%
Daiwa House Industry Co Ltd 25,500 $ 563
DR Horton Inc 11,900 787
Persimmon PLC 49,495 1,545
PulteGroup Inc 55,510 2,420
Sekisui Chemical Co Ltd 34,000 463
Taylor Wimpey PLC 256,738 396
Toll Brothers Inc 22,484 859
$ 7,033
Home Furnishings - 0.02%
Hoshizaki Corp 2,500 190
SEB SA 3,347 553
Sony Corp 1,800 140
Targus Group International Inc
(e),(g),(h)
75,880 4
$ 887
Insurance - 0.62%
Ageas SA/NV 19,440 728
Allstate Corp/The 9,583 905
American Financial Group Inc /OH 14,463 879
Arthur J Gallagher & Co 16,084 1,729
ASR Nederland NV 44,899 1,451
Assurant Inc 8,692 934
Aviva PLC 337,732 1,161
Dai-ichi Life Holdings Inc 50,800 599
Fidelity National Financial Inc 49,983 1,617
First American Financial Corp 26,789 1,367
Hannover Rueck SE 5,375 909
Hanover Insurance Group Inc /The 9,432 961
Hartford Financial Services Group Inc /The 25,523 1,080
iA Financial Corp Inc 21,300 748
Manulife Financial Corp 95,200 1,276
Mercury General Corp 69,658 2,989
MGIC Investment Corp 64,686 535
NN Group NV 71,169 2,605
Power Corp of Canada 85,500 1,517
Primerica Inc 5,960 713
Progressive Corp/The 3,878 350
Prudential Financial Inc 37,450 2,373
Reinsurance Group of America Inc 9,429 804
Swiss Life Holding AG 2,451 896
T&D Holdings Inc 73,900 608
Travelers Cos Inc /The 11,703 1,339
Unum Group 104,338 1,798
Voya Financial Inc 8,622 426
$ 33,297
Internet - 0.08%
CDW Corp/DE 5,392 627
E*TRADE Financial Corp 13,883 705
Expedia Group Inc 7,049 571
Kakaku.com Inc 13,300 321
TD Ameritrade Holding Corp 35,569 1,276
VeriSign Inc
(e)
3,816 808
$ 4,308
Investment Companies - 0.01%
EXOR NV 2,325 131
Wendel SE 5,064 475
$ 606
Iron & Steel - 0.43%
ArcelorMittal SA
(e)
20,384 226
BlueScope Steel Ltd 25,628 205
Fortescue Metals Group Ltd 286,980 3,572
Nucor Corp 48,736 2,044
Reliance Steel & Aluminum Co 24,680 2,425
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 11,849
Steel Dynamics Inc 91,330 2,504
$ 22,825
Leisure Products & Services - 0.02%
Yamaha Motor Co Ltd 57,500 838

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.03%
Choice Hotels International Inc 4,566 $ 384
City Developments Ltd 113,400 679
Melco Resorts & Entertainment Ltd ADR 3,741 61
NagaCorp Ltd 430,000 460
$ 1,584
Machinery - Construction & Mining - 0.04%
Hitachi Ltd 12,700 380
Mitsubishi Electric Corp 40,200 525
Oshkosh Corp 11,380 896
Sandvik AB
(e)
25,491 476
$ 2,277
Machinery - Diversified - 0.14%
AGCO Corp 8,960 588
ANDRITZ AG 33,676 1,131
Dover Corp 16,016 1,649
GrafTech International Ltd 265,601 1,612
IDEX Corp 4,756 784
KION Group AG 11,441 874
Sumitomo Heavy Industries Ltd 40,500 789
$ 7,427
Media - 0.65%
Altice USA Inc
(e)
570,022 15,385
Charter Communications Inc
(e)
2,923 1,695
Cogeco Communications Inc 196,700 14,994
Fox Corp - B Shares 25,791 665
Quebecor Inc 18,600 424
Sinclair Broadcast Group Inc
(a)
77,232 1,591
Telenet Group Holding NV 7,432 288
$ 35,042
Metal Fabrication & Hardware - 0.01%
NSK Ltd 111,100 748
Mining - 0.51%
Alumina Ltd 821,338 890
Anglo American PLC 38,676 936
Antofagasta PLC 90,740 1,206
BHP Group Ltd 43,454 1,144
BHP Group PLC 71,902 1,555
Glencore PLC
(e)
579,678 1,327
Impala Platinum Holdings Ltd 115,934 1,035
Kirkland Lake Gold Ltd 5,600 306
Lundin Mining Corp 180,400 1,010
Newcrest Mining Ltd 12,092 308
OZ Minerals Ltd 131,550 1,277
Polymetal International PLC 42,645 1,055
Real Alloy Holding Inc
(e),(g),(h)
362 12,259
Rio Tinto Ltd 15,790 1,156
Rio Tinto PLC 27,372 1,666
$ 27,130
Miscellaneous Manufacturers - 0.06%
A O Smith Corp 30,583 1,473
Carlisle Cos Inc 4,688 558
Elite Material Co Ltd 140,000 846
ITT Inc 8,440 487
$ 3,364
Office & Business Equipment - 0.02%
FUJIFILM Holdings Corp 6,000 268
Sato Holdings Corp 35,000 727
$ 995
Oil & Gas - 0.55%
Aker BP ASA 55,985 1,066
BP PLC 283,602 1,027
Cabot Oil & Gas Corp 101,848 1,905
Canadian Natural Resources Ltd 59,300 1,046
ConocoPhillips 32,156 1,202
DCC PLC 14,826 1,318
ENEOS Holdings Inc 222,400 780
Eni SpA 149,351 1,330
EOG Resources Inc 14,052 658
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Frontera Energy Corp 71,984 $ 151
Galp Energia SGPS SA 97,467 1,021
Helmerich & Payne Inc 23,370 417
HollyFrontier Corp 62,356 1,715
Imperial Oil Ltd 46,300 724
Inpex Corp 65,300 373
Kosmos Energy Ltd 1,011,019 1,628
Lundin Energy AB 28,946 675
Marathon Oil Corp 107,621 591
Marathon Petroleum Corp 50,181 1,917
Milagro Oil & Gas Inc
(e),(g),(h)
1,874 191
OMV AG 27,041 854
Patterson-UTI Energy Inc 253,488 982
Phillips 66 33,400 2,071
PTT Exploration & Production PCL 273,900 803
Royal Dutch Shell PLC - A Shares 72,861 1,065
Royal Dutch Shell PLC - B Shares 73,033 1,025
Santos Ltd 169,764 634
Suncor Energy Inc 57,900 911
TOTAL SE 39,074 1,479
$ 29,559
Packaging & Containers - 0.07%
DS Smith PLC 116,331 393
Graphic Packaging Holding Co 41,470 578
Packaging Corp of America 20,004 1,923
Westrock Co 41,537 1,116
$ 4,010
Pharmaceuticals - 0.16%
AbbVie Inc 31,073 2,949
Alfresa Holdings Corp 25,900 530
Ipsen SA 6,452 619
Kyowa Kirin Co Ltd 12,100 299
Medipal Holdings Corp 19,600 359
Nippon Shinyaku Co Ltd 2,500 193
Novartis AG 18,241 1,503
Ono Pharmaceutical Co Ltd 17,400 489
Reata Pharmaceuticals Inc
(e)
4,618 682
Shionogi & Co Ltd 5,600 333
Ship Healthcare Holdings Inc 19,000 818
$ 8,774
Pipelines - 0.02%
ONEOK Inc 28,861 806
Private Equity - 0.05%
Intermediate Capital Group PLC 63,140 1,105
KKR & Co Inc 48,123 1,702
$ 2,807
Real Estate - 0.62%
A-Living Services Co Ltd
(f)
153,500 867
Azrieli Group Ltd 605 29
CA Immobilien Anlagen AG 30,652 961
Castellum AB 90,641 1,949
CBRE Group Inc
(e)
18,095 793
CK Asset Holdings Ltd 94,000 522
Daito Trust Construction Co Ltd 9,700 761
Echo Investment SA
(a)
163,424 164
Entra ASA
(f)
49,365 697
ESR Cayman Ltd
(e),(f)
76,800 189
Fabege AB 53,377 685
Hongkong Land Holdings Ltd 20,697 79
Kerry Properties Ltd 317,000 754
LEG Immobilien AG 11,329 1,580
Midea Real Estate Holding Ltd
(f)
737,200 1,886
Mitsubishi Estate Co Ltd 169,900 2,441
Mitsui Fudosan Co Ltd 52,370 819
New World Development Co Ltd 789,395 3,854
Nomura Real Estate Holdings Inc 27,300 451
Sino Land Co Ltd 566,000 686
Sun Hung Kai Properties Ltd 248,000 3,016
Swire Properties Ltd 186,000 430

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
TAG Immobilien AG
(e)
76,124 $ 2,002
UOL Group Ltd 201,700 977
Vonovia SE 72,900 4,712
Wihlborgs Fastigheter AB 45,578 768
Zhongliang Holdings Group Co Ltd 1,945,000 1,383
$ 33,455
REITs - 3.49%
AIMS APAC REIT 1,330,890 1,171
Alexandria Real Estate Equities Inc 18,976 3,369
American Assets Trust Inc 13,851 374
American Homes 4 Rent 117,388 3,404
American Tower Corp 8,710 2,277
Americold Realty Trust 36,406 1,469
Apartment Investment and Management Co 81,584 3,167
Apple Hospitality REIT Inc 365,338 3,222
Arena REIT 568,005 911
Assura PLC 643,177 663
AvalonBay Communities Inc 24,778 3,794
Big Yellow Group PLC 54,637 728
Blackstone Mortgage Trust Inc 53,344 1,284
Brandywine Realty Trust 316,481 3,427
British Land Co PLC/The 172,238 822
Camden Property Trust 30,263 2,748
CareTrust REIT Inc 66,289 1,195
Centuria Industrial REIT 162,214 379
Centuria Office REIT 96,669 129
Charter Hall Group 65,101 485
City Office REIT Inc 41,631 360
CoreSite Realty Corp 78,578 10,140
Cousins Properties Inc 22,969 706
Covivio 11,082 796
Cromwell European Real Estate Investment Trust 1,575,500 802
Crown Castle International Corp 2,305 384
CubeSmart 80,914 2,401
CyrusOne Inc 19,580 1,633
Daiwa Office Investment Corp 185 970
Dexus 164,129 996
Dream Industrial Real Estate Investment Trust 310,530 2,550
Duke Realty Corp 41,743 1,678
Equinix Inc 6,661 5,232
Essential Properties Realty Trust Inc 34,572 557
Essex Property Trust Inc 9,447 2,085
Far East Hospitality Trust 900,030 323
First Industrial Realty Trust Inc 34,383 1,510
Gecina SA 7,365 955
GLP J- Reit
(e)
697 1,163
Goodman Group 322,682 3,923
Granite Real Estate Investment Trust 17,400 1,012
Healthcare Trust of America Inc 86,701 2,394
Healthpeak Properties Inc 118,958 3,247
Highwoods Properties Inc 13,280 509
Host Hotels & Resorts Inc 198,460 2,139
Independence Realty Trust Inc 429,199 4,936
Industrial & Infrastructure Fund Investment Corp 932 1,753
Industrial Logistics Properties Trust 220,946 4,664
Ingenia Communities Group 320,452 1,083
Inmobiliaria Colonial Socimi SA 89,459 767
Investec Australia Property Fund 489,868 425
Invitation Homes Inc 184,924 5,514
Irish Residential Properties REIT PLC 587,495 1,003
Japan Hotel REIT Investment Corp 1,566 568
Kenedix Office Investment Corp 116 631
Keppel DC REIT 461,400 1,003
Kilroy Realty Corp 16,915 986
Klepierre SA 63,674 1,103
Land Securities Group PLC 91,029 686
Lendlease Global Commercial REIT 569,700 260
Link REIT 274,100 2,127
Mapletree Industrial Trust 362,700 867
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Logistics Trust 1,404,230 $ 2,188
MCUBS MidCity Investment Corp 2,946 1,920
Merlin Properties Socimi SA 125,207 1,036
MGM Growth Properties LLC 77,837 2,128
Minto Apartment Real Estate Investment Trust 71,416 994
Mitsui Fudosan Logistics Park Inc 450 2,456
Mori Hills REIT Investment Corp 462 599
New Residential Investment Corp 137,016 1,087
NewRiver REIT PLC 333,343 266
NexPoint Residential Trust Inc 35,484 1,357
Nippon Accommodations Fund Inc 191 1,233
Nomura Real Estate Master Fund Inc 1,719 2,132
Northview Apartment Real Estate Investment
Trust
38,100 997
NSI NV 32,140 1,144
Park Hotels & Resorts Inc 103,312 854
Physicians Realty Trust 46,467 838
Primary Health Properties PLC 316,619 638
Prologis Inc 116,996 12,334
Rexford Industrial Realty Inc 32,872 1,543
Sabra Health Care REIT Inc 91,706 1,352
Segro PLC 211,083 2,673
Sekisui House Reit Inc 2,643 1,729
Simon Property Group Inc 37,677 2,349
STAG Industrial Inc 51,711 1,686
STORE Capital Corp 182,851 4,332
Summit Industrial Income REIT 129,049 1,161
Sun Communities Inc 25,060 3,757
Taubman Centers Inc 7,110 275
Terreno Realty Corp 18,137 1,102
Tritax Big Box REIT PLC 807,243 1,596
UNITE Group PLC/The 92,763 1,139
United Urban Investment Corp 1,717 1,670
Ventas Inc 38,189 1,465
VICI Properties Inc 141,655 3,075
Vicinity Centres 423,793 391
Welltower Inc 60,219 3,225
Weyerhaeuser Co 43,937 1,222
WPT Industrial Real Estate Investment Trust 369,998 5,013
$ 186,815
Retail - 0.38%
Alimentation Couche-Tard Inc 7,300 254
Best Buy Co Inc 31,904 3,178
Canadian Tire Corp Ltd
(a)
11,500 1,060
China Meidong Auto Holdings Ltd 216,000 604
Darden Restaurants Inc 5,479 416
Dufry AG
(e)
34,258 875
FamilyMart Co Ltd 13,200 296
Foot Locker Inc 60,160 1,768
Home Depot Inc /The 5,962 1,583
J Front Retailing Co Ltd 51,800 300
Kohl's Corp 90,939 1,731
Magazine Luiza SA 52,500 809
Moncler SpA
(e)
7,140 276
Pandora A/S 36,086 2,295
Penske Automotive Group Inc 39,778 1,783
Ross Stores Inc 4,477 401
Tractor Supply Co 9,299 1,327
Tsuruha Holdings Inc 6,400 887
USS Co Ltd 33,800 501
$ 20,344
Savings & Loans - 0.01%
Sterling Bancorp/DE 52,966 596
Semiconductors - 0.28%
Applied Materials Inc 12,922 831
ASPEED Technology Inc 9,000 359
Broadcom Inc 7,836 2,482
Cabot Microelectronics Corp 9,535 1,437
Entegris Inc 24,502 1,762

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Intel Corp 21,507 $ 1,027
Lam Research Corp 2,720 1,026
Microchip Technology Inc 15,253 1,552
NXP Semiconductors NV 4,970 584
Powertech Technology Inc 338,000 1,129
SiTime Corp
(e)
16,388 871
Texas Instruments Inc 13,336 1,701
$ 14,761
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd 560,700 376
Software - 0.08%
Micro Focus International PLC 385,762 1,389
Oracle Corp 20,401 1,131
Synopsys Inc
(e)
7,546 1,503
WiseTech Global Ltd 3,926 58
$ 4,081
Storage & Warehousing - 0.03%
Safestore Holdings PLC 147,380 1,482
Telecommunications - 0.94%
Accton Technology Corp 152,000 1,191
BCE Inc 154,975 6,498
Cisco Systems Inc 45,657 2,150
KDDI Corp 22,400 712
Millicom International Cellular SA 19,654 592
Motorola Solutions Inc 10,194 1,425
NTT DOCOMO Inc 25,500 702
Softbank Corp 76,500 1,024
Spark New Zealand Ltd 24,366 80
Tele2 AB 34,051 483
TELUS Corp 1,160,500 20,127
T-Mobile US Inc
(e)
138,675 14,891
Ubiquiti Inc 3,110 576
$ 50,451
Toys, Games & Hobbies - 0.04%
Hasbro Inc 23,696 1,724
Nintendo Co Ltd 1,300 572
$ 2,296
Transportation - 0.26%
AP Moller - Maersk A/S - A 682 810
Aurizon Holdings Ltd 260,932 832
Canadian Pacific Railway Ltd 1,300 358
CH Robinson Worldwide Inc 22,012 2,063
CSX Corp 10,259 732
Deutsche Post AG 34,614 1,405
Expeditors International of Washington Inc 10,473 885
Kamigumi Co Ltd 20,400 372
Kuehne + Nagel International AG 12,839 2,213
Landstar System Inc 3,676 448
Norfolk Southern Corp 5,761 1,107
Poste Italiane SpA
(f)
60,022 552
Sankyu Inc 29,300 1,010
SITC International Holdings Co Ltd 659,000 661
Yamato Holdings Co Ltd 19,000 490
$ 13,938
Water - 0.36%
American Water Works Co Inc 125,400 18,468
Pennon Group PLC 44,744 618
$ 19,086
TOTAL COMMON STOCKS $ 1,054,843
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
( i )
1,100 $ 1,487
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,487
PREFERRED STOCKS - 1.32% Shares Held Value (000's)
Banks - 0.39%
AgriBank FCB 6.88%, 01/01/2024
( i )
33,000 $ 3,465
3 Month USD LIBOR + 4.23%
Bank of America Corp 6.00%, 04/25/2021
( i )
64,419 1,681
Citigroup Inc 6.88%, 11/15/2023
( i )
1,531 43
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
( i )
2,569 69
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
( i )
66,578 1,826
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc /The 5.50%,
05/10/2023
(a),( i )
32,200 867
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc /OH 6.25%,
04/15/2021
( i )
62,796 1,604
KeyCorp 6.13%, 12/15/2026
( i )
40,000 1,127
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(a),( i )
60,000 1,717
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(a),( i )
3,727 101
PNC Financial Services Group Inc /The 6.13%,
05/01/2022
( i )
26,986 732
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
( i )
37,100 981
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
( i )
3,704 105
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
( i )
65,000 1,780
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
( i )
7,437 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
( i )
3,000 80
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
( i )
119,724 3,291
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
( i )
8,227 213
Wells Fargo & Co 5.85%, 09/15/2023
( i )
26,786 676
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
( i )
14,460 387
3 Month USD LIBOR + 3.69%
$ 20,926
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 5,855 576
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 139
Charles Schwab Corp/The 6.00%, 12/01/2020
( i )
55,283 1,424
$ 1,563
Electric - 0.34%
Alabama Power Co 5.00%, 10/01/2022
( i )
70,493 1,880
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,353
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 190,290 5,248
Dominion Energy Inc 5.25%, 07/30/2076 76,841 2,000
DTE Energy Co 5.25%, 12/01/2077 35,000 931
Duke Energy Corp 5.75%, 06/15/2024
( i )
6,645 190
Entergy Louisiana LLC 4.70%, 06/01/2063 89,253 2,281
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,271 169
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
114,700 3,193
Southern Co/The 5.25%, 12/01/2077 30,863 832
$ 18,077
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),( i )
10,000 880

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052
(a)
14,194 $ 364
Insurance - 0.09%
Arch Capital Group Ltd 5.25%, 09/29/2021
( i )
30,800 785
Hartford Financial Services Group Inc /The
7.88%, 04/15/2042
68,767 1,966
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
( i )
1,795 46
Reinsurance Group of America Inc 5.75%,
06/15/2056
2,147 59
3 Month USD LIBOR + 4.04%
Voya Financial Inc 5.35%, 09/15/2029
( i )
77,800 2,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 629 17
$ 5,066
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 931
3 Month USD LIBOR + 3.59%
REITs - 0.17%
Equity Residential 8.29%, 12/10/2026
( i )
20,702 1,315
Kimco Realty Corp 5.25%, 12/20/2022
( i )
20,619 505
Prologis Inc 8.54%, 11/13/2026
( i )
86,965 6,417
Public Storage 5.60%, 03/11/2024
( i )
40,000 1,141
$ 9,378
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
( i )
21,629 576
3 Month USD LIBOR + 4.02%
Sovereign - 0.20%
CoBank ACB 1.45%, 07/10/2022
(f),( i )
8,000 4,880
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
( i )
7,000 739
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
( i )
51,000 5,227
3 Month USD LIBOR + 4.56%
$ 10,846
Telecommunications - 0.03%
Telephone and Data Systems Inc 6.88%,
11/15/2059
5,409 137
Telephone and Data Systems Inc 7.00%,
03/15/2060
52,304 1,322
$ 1,459
TOTAL PREFERRED STOCKS $ 70,642
BONDS - 67.86%
Principal
Amount (000's) Value (000's)
Advertising - 0.22%
Lamar Media Corp
4.88%, 01/15/2029
(f)
$ 6,175 $ 6,468
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
475 444
5.00%, 08/15/2027
(f)
4,725 4,627
$ 11,539
Aerospace & Defense - 0.61%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 661
TransDigm Inc
5.50%, 11/15/2027 $ 13,650 12,950
6.25%, 03/15/2026
(f)
6,475 6,831
6.38%, 06/15/2026 8,370 8,206
7.50%, 03/15/2027 2,950 2,987
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,025 1,022
$ 32,657
Agriculture - 0.28%
Cargill Inc
1.38%, 07/23/2023
(f)
2,350 2,404
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
JBS Investments II GmbH
7.00%, 01/15/2026 $ 4,567 $ 4,910
Kernel Holding SA
8.75%, 01/31/2022 1,145 1,179
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,379
Reynolds American Inc
4.00%, 06/12/2022 1,800 1,907
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 658
Vector Group Ltd
6.13%, 02/01/2025
(f)
$ 1,500 1,491
$ 14,928
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 239
Automobile Manufacturers - 1.13%
Ford Motor Co
7.45%, 07/16/2031 $ 8,740 10,360
9.00%, 04/22/2025 3,320 3,911
9.63%, 04/22/2030
(a)
14,650 19,301
Ford Motor Credit Co LLC
3.09%, 01/09/2023 200 199
3.81%, 01/09/2024 850 857
3.82%, 11/02/2027 500 491
4.06%, 11/01/2024 5,975 6,108
4.13%, 08/04/2025 600 615
4.27%, 01/09/2027 1,600 1,624
4.38%, 08/06/2023 1,183 1,224
4.54%, 08/01/2026 7,250 7,468
4.69%, 06/09/2025 300 313
5.11%, 05/03/2029 925 989
5.13%, 06/16/2025 2,800 2,985
5.58%, 03/18/2024 3,150 3,347
Tesla Inc
5.30%, 08/15/2025
(f)
600 621
$ 60,413
Automobile Parts & Equipment - 0.39%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,800 2,461
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
$ 5,325 5,698
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 500
LKQ European Holdings BV
3.63%, 04/01/2026 EUR 600 717
Truck Hero Inc
8.50%, 04/21/2024
(f)
$ 5,440 5,685
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
( i ),(j)
3,100 3,133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
ZF North America Capital Inc
4.75%, 04/29/2025
(f)
2,400 2,532
$ 20,726
Banks - 7.47%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),( i ),(j)
2,600 2,907
USD Swap Rate NY 5 Year + 5.17%
Banco BPM SpA
1.63%, 02/18/2025 EUR 1,000 1,103
Banco de Credito del Peru
3.13%, 07/01/2030
(f),(j)
$ 475 471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
EUR 1,700 $ 2,022
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/31/2049
(f),( i ),(j)
$ 900 844
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
6.25%, 12/31/2049
( i ),(j)
6,050 5,672
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(f),( i ),(j)
2,150 2,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
( i ),(j)
3,000 2,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.88%, 12/31/2049
(f),( i ),(j)
430 414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.04%
7.50%, 12/31/2099
(f),( i ),(j)
1,115 1,063
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander SA
2.75%, 05/28/2025 2,200 2,324
Banco Votorantim SA
4.38%, 07/29/2025
(f)
570 572
Bancolombia SA
4.63%, 12/18/2029
(j)
3,831 3,639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
4.25%, 07/31/2027
(f)
1,250 1,240
Bank of America Corp
6.30%, 12/31/2049
( i ),(j)
12,800 14,718
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.61%, 10/28/2021 CAD 825 624
Bank of New York Mellon Corp/The
4.70%, 12/31/2049
( i ),(j)
$ 7,150 7,742
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 5,850 6,284
Barclays Bank PLC
6.28%, 12/31/2049
( i ),(j)
$ 9,500 10,377
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
( i ),(j)
5,500 5,640
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(j)
850 835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 12/31/2049
(f),( i ),(j)
13,000 14,446
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),( i ),(j)
5,600 5,727
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 4,600 4,653
CaixaBank SA
3.50%, 02/15/2027
(j)
EUR 1,500 1,812
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 3,325 2,757
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
CIT Group Inc
5.00%, 08/15/2022 $ 1,125 $ 1,162
6.13%, 03/09/2028 720 813
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,698
Citigroup Inc
5.90%, 12/31/2049
( i ),(j)
5,043 5,283
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
( i ),(j)
13,000 13,512
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
( i ),(j)
2,500 2,669
3 Month USD LIBOR + 3.91%
Citizens Financial Group Inc
4.26%, 12/31/2049
( i )
10,000 9,100
3 Month USD LIBOR + 3.96%
6.38%, 12/31/2049
(a),( i ),(j)
10,930 10,540
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(f),( i ),(j)
6,000 6,584
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(f),( i ),(j)
4,300 5,009
USD Swap Semi-Annual 5 Year + 6.19%
Credit Bank of Moscow Via CBOM Finance PLC
8.88%, 12/31/2049
( i ),(j)
600 557
USD Swap Semi-Annual 5 Year + 6.94%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,200 2,413
Credit Suisse Group AG
6.25%, 12/31/2049
(f),( i ),(j)
6,600 7,029
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),( i ),(j)
500 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(f),( i ),(j)
8,300 9,099
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
( i ),(j)
3,000 3,289
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
( i ),(j)
3,000 3,094
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,600 2,705
Emirates Development Bank PJSC
3.52%, 03/06/2024 4,000 4,245
Fifth Third Bancorp
5.10%, 12/31/2049
( i ),(j)
2,492 2,298
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,520
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
550 566
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc /The
4.22%, 05/01/2029
(j)
1,750 2,071
3 Month USD LIBOR + 1.30%
4.95%, 12/31/2049
( i ),(j)
16,889 16,941
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(a),( i ),(j)
1,000 1,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HBOS Capital Funding LP
6.85%, 12/31/2049
( i )
3,000 3,039
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
( i ),(j)
4,300 6,849
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 2,031

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc /OH
5.63%, 12/31/2049
( i ),(j)
$ 1,400 $ 1,545
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
2.95%, 04/11/2028
(j)
EUR 1,000 1,243
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
( i ),(j)
$ 2,500 2,598
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
( i ),(j)
5,000 5,227
USD Swap Semi-Annual 5 Year + 5.12%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 6,132 5,535
Itau Unibanco Holding SA/Cayman Island
4.63%, 12/31/2099
(f),( i ),(j)
770 656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
6.13%, 12/31/2049
( i ),(j)
2,750 2,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(f),( i ),(j)
2,500 2,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 2,000 2,436
3 Month Euro Interbank Offered Rate +
0.76%
4.49%, 12/31/2099
( i )
$ 7,745 7,646
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
( i ),(j)
6,200 6,872
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,044
Lloyds Bank PLC
12.00%, 12/31/2049
(f),( i ),(j)
4,100 4,770
3 Month USD LIBOR + 11.76%
13.00%, 12/31/2049
( i ),(j)
GBP 400 898
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 1,600 1,889
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 545
6.41%, 12/31/2049
(f),( i ),(j)
$ 3,500 3,911
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(f),( i ),(j)
2,700 3,078
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
( i ),(j)
5,000 5,312
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
( i ),(j)
2,710 2,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
6.45%, 12/31/2049
( i ),(j)
535 572
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,700 2,428
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 2,000 2,186
Natwest Group PLC
7.50%, 12/31/2049
( i ),(j)
4,400 4,400
USD Swap Semi-Annual 5 Year + 5.80%
8.62%, 12/31/2049
( i ),(j)
6,000 6,269
USD Swap Semi-Annual 5 Year + 7.60%
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 741
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 $ 1,212
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
$ 13,130 12,539
QNB Finansbank AS
4.88%, 05/19/2022
(f)
990 972
4.88%, 05/19/2022 2,000 1,965
6.88%, 09/07/2024
(f)
800 810
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,600 1,794
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(a),(f),( i ),(j)
6,000 6,382
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
4.25%, 01/20/2023
(f),(j)
5,000 5,197
3 Month USD LIBOR + 1.15%
5.70%, 03/26/2044
(f)
1,500 1,916
7.75%, 12/31/2049
(f),( i ),(j)
8,000 8,440
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
( i ),(j)
8,000 8,160
USD Swap Semi-Annual 5 Year + 4.11%
Truist Financial Corp
4.80%, 12/31/2099
( i ),(j)
12,300 12,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
( i ),(j)
1,900 2,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.25%, 09/03/2021 EUR 1,500 1,795
UBS Group AG
6.88%, 12/31/2049
( i ),(j)
$ 3,000 3,225
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
United Bank for Africa PLC
7.75%, 06/08/2022 2,800 2,772
Wachovia Capital Trust III
5.57%, 12/31/2049
( i )
5,400 5,372
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
( i ),(j)
7,100 7,686
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,500 2,280
$ 400,039
Beverages - 0.15%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 887
2.00%, 03/17/2028 1,000 1,305
Constellation Brands Inc
3.75%, 05/01/2050 $ 1,750 2,065
Diageo Capital PLC
1.38%, 09/29/2025 1,000 1,034
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 800 897
Molson Coors Beverage Co
2.10%, 07/15/2021 1,900 1,924
$ 8,112
Building Materials - 0.09%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 1,007
7.38%, 06/05/2027
(f)
800 853
HeidelbergCement AG
2.25%, 03/30/2023 EUR 1,600 1,964

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc /NJ
4.75%, 01/15/2028
(f)
$ 1,015 $ 1,084
$ 4,908
Chemicals - 0.75%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 470
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
$ 7,650 6,732
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
1,700 1,575
5.88%, 01/31/2050
(f)
450 406
8.50%, 01/23/2081
(f),(j)
875 886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.22%
CF Industries Inc
5.15%, 03/15/2034 1,640 1,886
Cornerstone Chemical Co
6.75%, 08/15/2024
(f)
6,632 6,101
DuPont de Nemours Inc
4.21%, 11/15/2023 700 773
ICL Group Ltd
6.38%, 05/31/2038
(f)
800 973
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,285
Kronos International Inc
3.75%, 09/15/2025 200 228
MEGlobal Canada ULC
5.00%, 05/18/2025
(f)
$ 3,875 4,234
5.88%, 05/18/2030
(f)
815 962
OCI NV
5.00%, 04/15/2023 EUR 400 481
6.63%, 04/15/2023
(f)
$ 800 830
OCP SA
5.63%, 04/25/2024 2,200 2,366
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 580
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,775
Sasol Financing International Ltd
4.50%, 11/14/2022 775 735
Sasol Financing USA LLC
5.88%, 03/27/2024 3,000 2,805
6.50%, 09/27/2028 850 767
Sociedad Quimica y Minera de Chile SA
4.25%, 01/22/2050
(f)
935 956
Solvay Finance SACA
5.87%, 12/31/2049
( i ),(j)
EUR 400 525
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 700 623
$ 39,954
Coal - 0.04%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(a),(f)
3,085 2,144
Commercial Mortgage Backed Securities - 15.13%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.48%, 11/10/2042
(k)
2,336 2,287
BANK 2017-BNK4
0.81%, 05/15/2050
(k),(l)
13,843 695
BANK 2017-BNK5
1.18%, 06/15/2060
(f),(k),(l)
42,403 2,920
3.08%, 06/15/2060
(f),(k)
18,288 13,920
4.25%, 06/15/2060
(f),(k)
8,356 4,476
BANK 2017-BNK9
1.42%, 11/15/2054
(f),(k),(l)
15,200 1,352
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2018-BNK10
1.74%, 02/15/2061
(f),(k),(l)
$ 31,334 $ 3,560
BANK 2018-BNK12
1.42%, 05/15/2061
(f),(k),(l)
18,728 1,742
3.00%, 05/15/2061
(f)
6,000 3,676
BANK 2018-BNK13
1.55%, 08/15/2061
(f),(k),(l)
41,485 4,471
BANK 2018-BNK14
1.60%, 09/15/2060
(f),(k),(l)
11,466 1,230
BANK 2019-BNK16
1.83%, 02/15/2052
(f),(k),(l)
13,120 1,682
BANK 2019-BNK17
1.60%, 04/15/2052
(f),(k),(l)
11,541 1,306
BANK 2019-BNK18
1.35%, 05/15/2062
(f),(k),(l)
17,647 1,739
Bank 2019-BNK19
1.03%, 08/15/2061
(f),(k),(l)
17,014 1,297
BANK 2019-BNK20
1.21%, 09/15/2062
(f),(k)
15,674 1,402
BANK 2019-BNK22
0.96%, 11/15/2062
(f),(k),(l)
18,082 1,319
1.50%, 11/15/2062
(f),(k),(l)
11,840 1,263
1.96%, 11/15/2062
(f),(k)
7,340 2,816
2.50%, 11/15/2062
(f)
5,000 3,774
BANK 2019-BNK23
1.01%, 12/15/2052
(f),(k),(l)
9,170 703
2.50%, 12/15/2052
(f)
1,500 1,004
BANK 2019-BNK24
1.13%, 11/15/2062
(f),(k),(l)
26,932 2,105
2.50%, 11/15/2062
(f)
5,000 3,917
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(k),(l)
9,704 686
1.50%, 01/15/2063
(f),(k),(l)
10,561 1,144
1.92%, 01/15/2063
(f),(k)
10,561 4,406
2.50%, 01/15/2063
(f)
1,250 850
Barclays Commercial Mortgage Trust 2019-C3
1.79%, 05/15/2052
(f),(k),(l)
6,117 786
Barclays Commercial Mortgage Trust 2019-C4
1.17%, 08/15/2052
(f),(k),(l)
13,091 1,112
3.25%, 08/15/2052
(f)
4,090 3,085
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(f),(k),(l)
14,866 1,464
2.50%, 11/15/2052
(f)
5,000 3,744
2.60%, 11/15/2052
(f),(k)
7,386 3,025
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(k),(l)
7,424 679
2.40%, 02/15/2053
(f)
3,000 1,718
Benchmark 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(f),(k),(l)
12,667 912
1.37%, 01/15/2051
(f),(k),(l)
30,260 2,715
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(k),(l)
5,520 527
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(k),(l)
96,759 2,890
3.11%, 07/15/2051
(f),(k)
4,500 2,952
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(k),(l)
37,790 3,710
3.12%, 10/10/2051
(f),(k)
3,801 2,243
3.12%, 10/10/2051
(f),(k)
11,720 7,880
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(f),(k)
16,962 2,194
3.00%, 05/15/2053
(f),(k)
5,000 3,650
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(f),(k),(l)
6,900 878
3.00%, 01/15/2052
(f)
9,250 5,960

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B10 Mortgage Trust
1.23%, 03/15/2062
(k),(l)
$ 47,857 $ 3,896
1.87%, 03/15/2062
(f),(k),(l)
12,985 1,728
3.00%, 03/15/2062
(f)
3,250 2,819
3.00%, 03/15/2062
(f)
5,236 3,645
3.62%, 03/15/2062
(f),(k)
2,500 1,209
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(f),(k),(l)
13,924 1,508
3.00%, 05/15/2052
(f)
2,000 1,543
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(f),(k),(l)
13,870 1,136
3.00%, 08/15/2052
(f)
12,000 9,370
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(f),(k),(l)
6,500 474
1.27%, 08/15/2057
(k),(l)
57,851 4,462
1.64%, 08/15/2057
(f),(k),(l)
4,000 441
2.50%, 08/15/2057
(f)
7,500 5,353
2.50%, 08/15/2057
(f)
4,000 2,544
3.00%, 08/15/2057
(f)
6,500 2,598
Benchmark 2019-B14 Mortgage Trust
1.28%, 12/15/2062
(f),(k),(l)
14,908 1,439
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(f),(k),(l)
24,552 1,806
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(f),(k),(l)
11,550 1,603
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(f),(k),(l)
7,615 642
2.50%, 02/15/2053
(f)
2,000 1,570
2.50%, 02/15/2053
(f)
1,583 1,062
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(f),(k),(l)
12,580 1,320
2.25%, 03/15/2053
(f)
6,752 5,194
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(f),(k),(l)
10,105 981
2.50%, 11/15/2052
(f)
5,000 3,710
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(f),(k),(l)
11,514 973
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(f)
7,000 4,303
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(k),(l)
20,444 2,294
CFCRE Commercial Mortgage Trust 2016-C6
1.13%, 11/10/2049
(k),(l)
43,469 2,424
Citigroup Commercial Mortgage Trust 2012-GC8
4.88%, 09/10/2045
(f),(k)
1,875 1,465
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(f),(k)
16,492 12,133
5.21%, 09/10/2046
(f),(k)
7,700 6,993
Citigroup Commercial Mortgage Trust 2016-C1
1.87%, 05/10/2049
(k),(l)
35,991 3,019
Citigroup Commercial Mortgage Trust
2016-GC37
1.74%, 04/10/2049
(k),(l)
14,641 1,099
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(k),(l)
13,247 1,212
3.17%, 03/10/2051
(f),(k)
2,500 1,620
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(f),(k)
1,000 723
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(f),(k),(l)
15,766 1,439
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(f),(k),(l)
13,007 799
3.00%, 08/10/2056
(f)
15,500 12,858
3.00%, 08/10/2056
(f)
4,000 2,425
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2019-
GC41   (continued)
3.00%, 08/10/2056
(f)
$ 9,330 $ 3,992
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(f),(k),(l)
11,280 536
0.62%, 11/10/2052
(f),(k),(l)
2,528 120
0.62%, 11/10/2052
(f),(k),(l)
1,750 82
3.00%, 11/10/2052
(f)
5,000 3,091
3.00%, 11/10/2052
(f)
3,787 1,989
3.00%, 11/10/2052
(f),(k)
2,528 1,013
3.00%, 11/10/2052
(f),(k)
1,750 615
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(f),(k),(l)
21,133 1,765
2.60%, 02/15/2053
(f)
6,000 4,668
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 7,211
5.32%, 05/15/2045
(f),(k)
8,889 5,860
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(f),(k)
5,000 1,478
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(f),(k)
3,475 3,092
4.32%, 12/10/2045
(f),(k)
7,500 4,923
Comm 2013-CCRE13 Mortgage Trust
4.89%, 11/10/2046
(f),(k)
6,421 4,361
4.89%, 11/10/2046
(f),(k)
4,110 2,361
COMM 2013-CCRE6 Mortgage Trust
1.02%, 03/10/2046
(k),(l)
45,763 826
4.09%, 03/10/2046
(f),(k)
13,215 9,457
4.09%, 03/10/2046
(f),(k)
13,750 7,925
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(f),(k)
3,500 3,239
COMM 2014-CCRE15 Mortgage Trust
4.24%, 02/10/2047
(f),(k)
5,414 3,971
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(k),(l)
44,717 463
4.85%, 05/10/2047
(f),(k)
12,469 8,640
Comm 2014-UBS2 Mortgage Trust
5.00%, 03/10/2047
(f),(k)
13,690 10,929
COMM 2014-UBS3 Mortgage Trust
4.77%, 06/10/2047
(f),(k)
11,861 10,181
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
6,500 3,356
COMM 2015-LC19 Mortgage Trust
4.24%, 02/10/2048
(f),(k)
8,000 5,227
COMM 2016-COR1 Mortgage Trust
1.42%, 10/10/2049
(k),(l)
44,225 2,651
COMM 2017-COR2 Mortgage Trust
1.17%, 09/10/2050
(k),(l)
75,526 4,890
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(k),(l)
15,800 1,732
2.81%, 05/10/2051
(f),(k)
8,500 5,587
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(f),(k),(l)
5,500 431
2.50%, 08/15/2057
(f)
5,000 3,370
2.50%, 08/15/2057
(f)
5,000 2,838
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(k),(l)
8,985 866
3.27%, 08/15/2051
(f),(k)
3,500 2,337
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(k),(l)
55,844 3,766
1.98%, 03/15/2052
(f),(k),(l)
3,981 550
CSAIL 2019-C17 Commercial Mortgage Trust
1.37%, 09/15/2052
(k),(l)
29,901 2,833
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(f),(k),(l)
9,496 1,087

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBUBS 2011-LC1 Mortgage Trust
0.30%, 11/10/2046
(f),(k),(l)
$ 142,384 $ 89
DBUBS 2011-LC2 Mortgage Trust
1.01%, 07/10/2044
(f),(k),(l)
8,286 34
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(k),(l)
79,054 4,640
1.63%, 11/25/2042
(k),(l)
83,688 1,262
1.65%, 11/25/2040
(k),(l)
16,936 533
1.66%, 06/25/2041
(k),(l)
20,000 819
1.66%, 10/25/2041
(k),(l)
43,000 1,963
1.77%, 01/25/2048
(k),(l)
38,129 3,534
1.97%, 11/25/2044
(k),(l)
16,293 1,187
2.01%, 09/25/2047
(k),(l)
41,400 4,257
2.02%, 02/25/2041
(k),(l)
33,968 432
2.03%, 02/25/2045
(k),(l)
27,900 2,170
2.17%, 07/25/2026
(k),(l)
39,161 4,038
2.17%, 05/25/2046
(k),(l)
75,770 7,003
2.19%, 01/25/2026
(k),(l)
70,234 6,719
2.20%, 12/25/2039
(k),(l)
25,654 606
2.21%, 10/25/2028
(k),(l)
17,800 2,528
2.27%, 08/25/2045
(k),(l)
37,838 5,477
3.61%, 06/25/2041
(k),(l)
4,400 91
4.57%, 11/25/2044
(k),(l)
1,800 23
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(f),(k),(l)
8,017 790
GS Mortgage Securities Trust 2010-C2
5.18%, 12/10/2043
(f),(k)
5,000 4,942
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044
(f),(k)
3,660 2,650
GS Mortgage Securities Trust 2012-GCJ7
5.70%, 05/10/2045
(f),(k)
7,429 6,368
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(f),(k)
5,000 4,394
4.74%, 11/10/2045
(f),(k)
8,500 6,101
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,553
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(f),(k)
10,460 7,774
4.74%, 08/10/2046
(f),(k)
7,742 4,630
4.74%, 08/10/2046
(f),(k)
2,500 1,382
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(f),(k),(l)
29,811 1,357
GS Mortgage Securities Trust 2017-GS7
1.13%, 08/10/2050
(k),(l)
28,823 1,683
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(f),(k),(l)
8,353 727
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(f)
2,500 1,698
GS Mortgage Securities Trust 2019-GC39
1.63%, 05/10/2052
(f),(k),(l)
16,430 1,918
3.00%, 05/10/2052
(f)
4,864 3,285
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(f),(k),(l)
4,941 439
1.16%, 07/10/2052
(f),(k),(l)
16,500 1,383
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(k),(l)
13,000 942
2.80%, 09/01/2052
(f)
8,500 6,090
2.80%, 09/01/2052
(f)
3,500 1,990
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(f),(k),(l)
21,600 1,658
2.80%, 11/10/2052
(f)
5,000 3,605
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(k),(l)
25,009 1,334
2.85%, 02/13/2053
(f),(k)
5,000 4,169
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(k)
8,919 6,227
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 $ 764 $ 652
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(f),(k)
6,000 4,624
5.42%, 08/15/2046
(f),(k)
4,844 3,966
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(k)
3,750 1,128
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(f),(k)
8,553 4,227
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(f),(k)
10,000 7,062
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(k)
7,286 6,211
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(f)
9,191 6,510
5.20%, 11/15/2045
(f),(k)
5,250 4,620
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.83%, 02/15/2047
(k),(l)
43,984 1,024
4.81%, 02/15/2047
(f),(k)
7,850 3,614
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.68%, 04/15/2047
(f),(k)
1,359 1,134
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.00%, 08/15/2047
(k),(l)
38,002 1,167
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(f),(k)
20,500 16,465
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(k),(l)
54,005 1,075
0.97%, 10/15/2048
(k),(l)
47,373 1,677
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.71%, 05/15/2048
(k)
5,270 3,475
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.51%, 07/15/2048
(k),(l)
71,149 1,543
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(k),(l)
42,377 893
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.14%, 07/15/2050
(k),(l)
19,819 1,024
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.40%, 09/15/2050
(f),(k)
14,734 12,008
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(k),(l)
34,292 2,622
2.01%, 03/10/2052
(f),(k),(l)
18,869 2,644
3.00%, 03/10/2052
(f)
7,000 4,516
3.00%, 03/10/2052
(f)
1,000 553
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(f),(k),(l)
8,500 1,084
LB Commercial Mortgage Trust 2007-C3
5.91%, 07/15/2044
(k)
242 239
5.91%, 07/15/2044
(k)
6,369 6,146

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 $ 10,449 $ 5,728
LB-UBS Commercial Mortgage Trust 2007-C6
6.28%, 07/15/2040
(k)
13,250 12,707
6.28%, 07/15/2040
(k)
8,841 7,515
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(k)
2,797 1,617
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.68%, 08/15/2045
(f),(k)
3,037 2,652
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.06%, 12/15/2048
(f),(k)
10,000 7,984
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
4.95%, 02/15/2047
(f),(k)
5,331 3,928
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(f),(k)
17,104 8,844
4.77%, 06/15/2047
(f),(k)
10,598 6,888
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.31%, 02/15/2048
(k),(l)
47,831 1,981
1.39%, 02/15/2048
(f),(k),(l)
41,500 2,254
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.88%, 03/15/2048
(k),(l)
30,641 989
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(f)
2,185 1,665
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.58%, 05/15/2049
(k),(l)
41,234 2,659
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.31%, 11/15/2049
(f),(k),(l)
21,213 1,394
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.72%, 12/15/2049
(k),(l)
74,074 2,630
Morgan Stanley Capital I Trust 2011-C3
0.62%, 07/15/2049
(f),(k),(l)
13,379 50
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(f),(k),(l)
7,682 922
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(f)
5,000 3,247
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(f),(k),(l)
4,693 522
3.00%, 06/15/2052
(f)
2,122 1,448
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(k),(l)
15,090 1,311
2.50%, 11/15/2052
(f),(k)
1,300 659
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(k),(l)
13,626 1,237
2.50%, 02/15/2053
(f)
3,000 1,903
2.50%, 02/15/2053
(f)
2,250 1,098
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(k),(l)
17,960 886
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(f),(k),(l)
12,767 1,666
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(f),(k)
8,000 2,729
UBS Commercial Mortgage Trust 2019-C18
1.45%, 12/15/2052
(f),(k)
11,574 1,220
2.50%, 12/15/2052
(f)
2,500 1,640
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(k)
$ 20,994 $ 17,207
5.03%, 08/10/2049
(f),(k)
15,827 14,465
Wells Fargo Commercial Mortgage Trust 2010-C1
0.58%, 11/15/2043
(f),(k),(l)
13,501 3
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.04%, 12/15/2047
(k),(l)
72,064 2,560
Wells Fargo Commercial Mortgage Trust
2015-C28
4.10%, 05/15/2048
(k)
5,000 3,661
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.41%, 05/15/2048
(k),(l)
24,936 538
4.16%, 05/15/2048
(k)
3,580 2,857
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.06%, 09/15/2057
(k),(l)
20,946 754
Wells Fargo Commercial Mortgage Trust
2016-C34
2.11%, 06/15/2049
(k),(l)
34,575 2,688
Wells Fargo Commercial Mortgage Trust
2016-C35
1.94%, 07/15/2048
(k),(l)
37,925 3,213
Wells Fargo Commercial Mortgage Trust
2016-C36
4.18%, 11/15/2059
(k)
4,000 3,231
Wells Fargo Commercial Mortgage Trust
2016-NXS5
4.97%, 01/15/2059
(k)
4,254 3,202
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(k)
5,000 4,474
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(f),(k),(l)
20,343 1,930
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(f),(k),(l)
6,614 683
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(f),(k),(l)
8,022 938
3.00%, 05/15/2051
(f)
5,000 3,766
Wells Fargo Commercial Mortgage Trust
2018-C45
1.88%, 06/15/2051
(f),(k),(l)
2,647 326
3.00%, 06/15/2051
(f)
1,250 825
Wells Fargo Commercial Mortgage Trust
2018-C47
1.94%, 09/15/2061
(f),(k),(l)
14,133 1,852
Wells Fargo Commercial Mortgage Trust
2018-C48
0.95%, 01/15/2052
(k),(l)
68,458 4,278
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(f),(k),(l)
4,336 645
3.00%, 03/15/2052
(f)
2,500 1,617
Wells Fargo Commercial Mortgage Trust
2019-C50
2.01%, 05/15/2052
(f),(k),(l)
14,851 2,123
Wells Fargo Commercial Mortgage Trust
2019-C53
1.44%, 10/15/2052
(f),(k),(l)
8,777 955
2.50%, 10/15/2052
(f)
3,000 2,335
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(f),(k),(l)
6,363 667

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(k),(l)
$ 14,583 $ 1,591
2.50%, 02/15/2053
(f)
5,000 3,513
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
8,600 4,872
4.51%, 05/15/2047
(k)
1,000 871
WFRBS Commercial Mortgage Trust 2014-C22
3.90%, 09/15/2057
(f),(k)
10,000 7,502
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(f)
3,047 1,552
3.93%, 11/15/2047 2,370 2,550
$ 810,621
Commercial Services - 0.80%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f),(m)
725 727
4.38%, 07/03/2029
(f)
1,605 1,612
ASGN Inc
4.63%, 05/15/2028
(f)
6,975 7,132
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(f)
800 776
Loxam SAS
6.00%, 04/15/2025 EUR 500 544
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(f)
$ 9,900 10,160
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(f)
4,875 4,896
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(f)
7,375 7,974
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(f)
2,025 2,086
Sotheby's
7.38%, 10/15/2027
(a),(f)
7,075 7,146
$ 43,053
Computers - 0.07%
International Business Machines Corp
5.60%, 11/30/2039 800 1,193
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
2,225 2,270
$ 3,463
Consumer Products - 0.03%
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031
(f)
1,540 1,561
Cosmetics & Personal Care - 0.12%
High Ridge Brands Co
0.00%, 03/15/2025
(e),(f)
15,607 468
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 750 923
Walnut Bidco PLC
9.13%, 08/01/2024
(f)
$ 4,700 4,756
$ 6,147
Distribution & Wholesale - 0.27%
IAA Inc
5.50%, 06/15/2027
(f)
4,364 4,653
Performance Food Group Inc
5.50%, 06/01/2024
(f)
400 403
5.50%, 10/15/2027
(f)
5,650 5,834
6.88%, 05/01/2025
(f)
3,375 3,637
$ 14,527
Diversified Financial Services - 3.35%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.50%, 07/15/2025 1,100 1,180
Aircastle Ltd
4.25%, 06/15/2026 1,200 1,128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
$ 8,750 $ 8,094
Ally Financial Inc
5.75%, 11/20/2025 2,115 2,388
8.00%, 11/01/2031 3,575 4,945
8.00%, 11/01/2031 700 943
Capital One Financial Corp
4.15%, 12/31/2049
( i )
16,366 14,238
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12/31/2049
( i ),(j)
4,198 4,471
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 12/31/2049
( i ),(j)
4,600 4,694
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,900 1,983
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(f)
EUR 4,000 4,021
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
$ 2,000 1,595
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 2,100 2,547
Intrum AB
2.75%, 07/15/2022 EUR 850 1,000
Lincoln Financing SARL
3.63%, 04/01/2024
(f)
4,900 5,668
Mastercard Inc
3.35%, 03/26/2030 $ 2,000 2,390
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(f)
1,620 1,444
Muthoot Finance Ltd
4.40%, 09/02/2023
(f)
265 260
6.13%, 10/31/2022
(f)
790 807
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(f)
5,650 5,763
8.13%, 07/15/2023
(f)
9,680 10,065
NFP Corp
6.88%, 07/15/2025
(f)
12,043 12,438
6.88%, 08/15/2028
(f),(m)
28,170 28,205
8.00%, 07/15/2025
(f)
2,000 2,087
OneMain Finance Corp
6.63%, 01/15/2028 10,675 12,233
6.88%, 03/15/2025 1,795 2,006
7.13%, 03/15/2026 2,900 3,400
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
5,375 4,999
Power Finance Corp Ltd
4.50%, 06/18/2029 5,550 5,658
Quicken Loans LLC
5.25%, 01/15/2028
(f)
7,750 8,371
5.75%, 05/01/2025
(f)
4,764 4,911
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 22,530 4,956
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 5,650 4,280
Vertex Capital Investment Ltd
4.75%, 04/03/2024 3,600 3,743
Visa Inc
3.15%, 12/14/2025 2,000 2,256
$ 179,167
Electric - 1.45%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
840 937

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
$ 8,023 $ 7,924
Bi Hai Co Ltd
6.25%, 03/05/2022 2,800 2,860
Cometa Energia SA de CV
6.38%, 04/24/2035 5,415 5,710
Dominion Energy Inc
4.65%, 12/31/2099
( i ),(j)
14,597 14,866
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,233
4.88%, 12/31/2099
( i ),(j)
6,850 7,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 1,700 2,029
Emera US Finance LP
4.75%, 06/15/2046 $ 800 1,039
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031
(f)
630 644
Enel Chile SA
4.88%, 06/12/2028 2,000 2,362
Enel SpA
8.75%, 09/24/2073
(f),(j)
2,500 2,900
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 31,500 1,779
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,794
Fortis Inc /Canada
3.06%, 10/04/2026 1,239 1,358
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,399
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
1,384 1,578
Minejesa Capital BV
4.63%, 08/10/2030
(f)
790 831
4.63%, 08/10/2030 600 631
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
1,750 1,755
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(j)
500 540
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.37%, 12/31/2049
( i ),(j)
EUR 300 362
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(f)
$ 1,750 1,864
Pampa Energia SA
7.50%, 01/24/2027
(f)
1,800 1,544
7.50%, 01/24/2027 3,000 2,572
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13%, 05/15/2027 1,800 1,962
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 620
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 1,800 1,912
5.50%, 03/15/2057
(j)
2,500 2,570
3 Month USD LIBOR + 3.63%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,814 1,946
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
$ 890 $ 938
$ 77,532
Electrical Components & Equipment - 0.08%
Belden Inc
2.88%, 09/15/2025 EUR 500 567
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 666
Energizer Holdings Inc
6.38%, 07/15/2026
(f)
$ 610 650
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
2,100 2,304
$ 4,187
Energy - Alternate Sources - 0.13%
Azure Power Energy Ltd
5.50%, 11/03/2022 551 561
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
800 816
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
4,375 4,714
Greenko Solar Mauritius Ltd
5.55%, 01/29/2025
(a)
900 907
$ 6,998
Engineering & Construction - 0.22%
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(e),(f)
1,471 1,057
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
5,850 5,924
8.00%, 09/18/2027
(f)
1,580 1,608
MasTec Inc
4.88%, 03/15/2023 1,220 1,231
Mexico City Airport Trust
5.50%, 07/31/2047
(f)
990 831
Tutor Perini Corp
6.88%, 05/01/2025
(f)
1,240 1,237
$ 11,888
Entertainment - 0.70%
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
8,004 7,216
Cinemark USA Inc
4.88%, 06/01/2023 5,575 4,739
8.75%, 05/01/2025
(f)
2,700 2,788
Colt Merger Sub Inc
5.75%, 07/01/2025
(f)
2,625 2,730
International Game Technology PLC
6.50%, 02/15/2025
(f)
2,365 2,548
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
1,315 1,312
Live Nation Entertainment Inc
5.63%, 03/15/2026
(f)
1,550 1,473
6.50%, 05/15/2027
(f)
6,000 6,450
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,482
Sisal Group SpA
7.00%, 07/31/2023 EUR 344 410
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 5,500 5,005
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,200 1,295
$ 37,448
Environmental Control - 0.30%
Covanta Holding Corp
5.88%, 07/01/2025 4,425 4,580
6.00%, 01/01/2027 6,750 6,986

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
GFL Environmental Inc
5.13%, 12/15/2026
(f)
$ 875 $ 929
7.00%, 06/01/2026
(f)
2,544 2,697
8.50%, 05/01/2027
(f)
890 997
$ 16,189
Food - 0.59%
Alicorp SAA
6.88%, 04/17/2027
(f)
PEN 5,949 1,892
BRF SA
4.88%, 01/24/2030
(f)
$ 785 785
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,700 1,677
Grupo Bimbo SAB de CV
5.95%, 12/31/2099
(f),( i ),(j)
$ 1,290 1,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 1,506 1,528
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 1,992
MARB BondCo PLC
6.88%, 01/19/2025 480 502
6.88%, 01/19/2025
(f)
3,850 4,023
Minerva Luxembourg SA
5.88%, 01/19/2028
(f)
950 990
Mondelez International Inc
2.13%, 04/13/2023 1,300 1,354
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
1,600 2,245
Post Holdings Inc
5.00%, 08/15/2026
(f)
4,460 4,674
Simmons Foods Inc
5.75%, 11/01/2024
(f)
3,670 3,688
US Foods Inc
5.88%, 06/15/2024
(f)
5,018 5,009
$ 31,714
Food Service - 0.16%
Aramark Services Inc
5.00%, 02/01/2028
(f)
5,585 5,620
6.38%, 05/01/2025
(f)
2,850 3,007
$ 8,627
Forest Products & Paper - 0.01%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(f)
600 631
Gas - 0.13%
NiSource Inc
5.65%, 12/31/2049
( i ),(j)
7,000 6,825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.37%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f)
17,280 13,824
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
5,566 5,796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 19,620
Healthcare - Products - 0.07%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
3,000 3,170
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 500 626
$ 3,796
Healthcare - Services - 2.72%
Acadia Healthcare Co Inc
5.50%, 07/01/2028
(f)
$ 2,050 2,160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Anthem Inc
3.65%, 12/01/2027 $ 1,700 $ 1,960
Centene Corp
5.25%, 04/01/2025
(f)
1,210 1,262
Encompass Health Corp
4.50%, 02/01/2028 3,400 3,553
5.75%, 09/15/2025 1,550 1,604
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
15,900 6,360
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 800 941
IQVIA Inc
3.25%, 03/15/2025 700 836
LifePoint Health Inc
4.38%, 02/15/2027
(f)
$ 2,375 2,427
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 2,115
One Call Corp
8.25%, PIK 11.50%, 07/01/2024
(f),(k),(n)
77,900 70,110
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(a),(f),(k),(n)
7,025 7,148
Radiology Partners Inc
9.25%, 02/01/2028
(f)
6,275 6,291
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
6,488 6,277
10.00%, 04/15/2027
(f)
9,637 10,218
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,696
4.63%, 09/01/2024
(f)
2,550 2,607
5.13%, 05/01/2025 5,800 5,967
5.13%, 11/01/2027
(f)
200 212
8.13%, 04/01/2022 4,375 4,714
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 2,070
West Street Merger Sub Inc
6.38%, 09/01/2025
(f)
4,350 4,415
$ 145,943
Holding Companies - Diversified - 0.08%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,100 2,520
ProGroup AG
3.00%, 03/31/2026 1,550 1,792
$ 4,312
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 1,755 1,869
Insurance - 3.29%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
19,032 19,224
8.13%, 02/15/2024
(f)
4,110 4,367
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,562
Allstate Corp/The
5.75%, 08/15/2053
(j)
4,808 5,114
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(j)
7,232 8,948
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(j)
1,350 1,480
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(j)
3,850 5,313
3 Month USD LIBOR + 4.20%
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
9,500 10,533
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,098
3 Month USD LIBOR + 3.59%

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
$ 2,000 $ 2,243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
7.00%, 08/15/2025
(f)
14,223 14,436
AXA SA
6.38%, 12/31/2049
(f),( i ),(j)
3,000 3,982
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,490
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
( i ),(j)
EUR 1,500 1,979
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(j)
$ 2,700 2,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(j)
2,000 2,296
3 Month USD LIBOR + 4.92%
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
4,790 5,053
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
( i ),(j)
600 595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
Liberty Mutual Group Inc
3.95%, 10/15/2050
(f)
1,500 1,746
7.80%, 03/07/2087
(f)
7,361 8,850
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,606
Lincoln National Corp
2.31%, 04/20/2067 5,584 3,797
3 Month USD LIBOR + 2.04%
2.74%, 05/17/2066 600 420
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(j)
3,200 3,728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,600 2,036
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 2,300 2,550
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(j)
1,850 2,104
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
9.25%, 04/08/2068
(f)
8,000 11,880
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,477
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(f),(j)
7,500 8,100
3 Month USD LIBOR + 5.90%
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(j)
5,000 5,650
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042 2,879 3,085
3 Month USD LIBOR + 8.35%
QBE Insurance Group Ltd
6.75%, 12/02/2044
(j)
6,000 6,632
USD Swap Semi-Annual 10 Year + 4.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(j)
EUR 800 $ 938
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(j)
$ 6,985 7,937
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(j)
1,200 1,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 200 245
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
5.65%, 05/15/2053
(j)
$ 3,300 3,429
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
( i ),(j)
1,500 1,551
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 176,475
Internet - 0.35%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 2,273
Alphabet Inc
2.00%, 08/15/2026 2,200 2,382
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,352
JD.com Inc
4.13%, 01/14/2050 1,340 1,589
Netflix Inc
3.63%, 05/15/2027 EUR 500 638
4.38%, 11/15/2026 $ 1,885 2,093
Prosus NV
4.03%, 08/03/2050
(f),(m)
770 802
Tencent Holdings Ltd
2.39%, 06/03/2030
(f)
1,455 1,512
3.98%, 04/11/2029
(f)
3,940 4,589
Uber Technologies Inc
8.00%, 11/01/2026
(f)
1,500 1,574
$ 18,804
Investment Companies - 0.02%
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
( i ),(j)
600 610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
PTT Treasury Center Co Ltd
3.70%, 07/16/2070
(f)
625 694
$ 1,304
Iron & Steel - 2.30%
Allegheny Technologies Inc
5.88%, 12/01/2027 3,380 3,203
7.88%, 08/15/2023 1,820 1,916
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
18,230 18,920
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(f)
6,098 6,155
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(f)
3,560 3,578
CSN Islands XI Corp
6.75%, 01/28/2028
(f)
5,760 5,328
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
1,800 2,259
GTL Trade Finance Inc / Gerdau Holdings Inc
5.89%, 04/29/2024
(f)
385 419

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
JSW Steel Ltd
5.25%, 04/13/2022 $ 2,850 $ 2,840
Material Sciences Corp
0.00%, PIK 9.75%, 01/09/2024
(e),(g),(h),(k),(n),(o)
22,692 22,465
Metinvest BV
5.63%, 06/17/2025
(f)
EUR 4,950 5,236
7.75%, 04/23/2023 $ 4,213 4,143
Samarco Mineracao SA
0.00%, 11/01/2022
(e),(f)
2,300 1,196
Specialty Steel
10.68%, 11/15/2022
(g),(h),(k),(o)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 890 955
6.25%, 08/10/2026 270 325
6.88%, 11/10/2039 325 447
Vale SA
3.75%, 01/10/2023 EUR 1,600 1,978
$ 122,927
Lodging - 0.65%
Boyd Gaming Corp
4.75%, 12/01/2027
(f)
$ 4,975 4,782
6.00%, 08/15/2026 3,675 3,704
Gohl Capital Ltd
4.25%, 01/24/2027 4,000 4,071
Melco Resorts Finance Ltd
4.88%, 06/06/2025 4,500 4,557
Station Casinos LLC
5.00%, 10/01/2025
(f)
12,023 11,377
Studio City Finance Ltd
7.25%, 02/11/2024 4,500 4,791
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,639
$ 34,921
Machinery - Diversified - 0.39%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
17,080 14,347
Mueller Water Products Inc
5.50%, 06/15/2026
(f)
1,175 1,235
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
5,440 5,372
$ 20,954
Media - 2.35%
Altice Finco SA
4.75%, 01/15/2028 EUR 300 328
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,096
5.00%, 04/01/2024 3,875 3,938
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
5,675 6,015
4.50%, 05/01/2032
(f)
2,975 3,139
4.75%, 03/01/2030
(f)
1,925 2,049
5.38%, 06/01/2029
(f)
4,800 5,256
5.50%, 05/01/2026
(f)
2,105 2,227
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 524
4.46%, 07/23/2022 1,450 1,545
Comcast Corp
4.15%, 10/15/2028 2,000 2,458
CSC Holdings LLC
4.63%, 12/01/2030
(f)
1,850 1,942
5.25%, 06/01/2024 4,615 5,076
5.38%, 02/01/2028
(f)
4,676 5,062
5.75%, 01/15/2030
(f)
4,700 5,210
7.50%, 04/01/2028
(f)
2,150 2,473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
$ 6,000 $ 4,620
6.63%, 08/15/2027
(f)
11,250 6,159
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,632
7.75%, 07/01/2026 610 688
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,617
Meredith Corp
6.88%, 02/01/2026 1,130 982
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
3,414 3,544
Nexstar Broadcasting Inc
5.63%, 07/15/2027
(f)
7,850 8,402
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,199
Sinclair Television Group Inc
5.50%, 03/01/2030
(f)
$ 4,175 4,174
SportsNet New York
10.25%, 01/15/2025
(g),(h),(o)
20,090 20,944
UPC Holding BV
3.88%, 06/15/2029 EUR 500 561
Urban One Inc
7.38%, 04/15/2022
(f)
$ 2,960 2,627
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
4,500 4,702
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(f)
1,350 1,434
VTR Finance NV
6.38%, 07/15/2028
(f)
575 613
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
4,900 5,194
Ziggo BV
5.50%, 01/15/2027
(f)
7,025 7,411
$ 125,841
Metal Fabrication & Hardware - 0.30%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(f)
515 531
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(f)
29,884 14,942
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 777
$ 16,250
Mining - 1.37%
Arconic Corp
6.13%, 02/15/2028
(f)
8,375 8,909
Century Aluminum Co
12.00%, 07/01/2025
(f)
8,850 9,116
Constellium SE
5.63%, 06/15/2028
(f)
850 892
First Quantum Minerals Ltd
6.88%, 03/01/2026
(f)
750 752
Hudbay Minerals Inc
7.63%, 01/15/2025
(f)
955 967
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(f)
2,950 3,241
Industrias Penoles SAB de CV
4.15%, 09/12/2029 2,800 3,010
4.75%, 08/06/2050
(f),(m)
675 699
5.65%, 09/12/2049
(f)
790 920
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
7,230 7,875
Kaiser Aluminum Corp
6.50%, 05/01/2025
(f)
2,000 2,120

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Newmont Corp
4.88%, 03/15/2042 $ 1,000 $ 1,382
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(f)
19,888 249
Novelis Corp
4.75%, 01/30/2030
(f)
9,325 9,728
5.88%, 09/30/2026
(f)
700 747
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,574
Real Alloy Holding Inc
0.00%, PIK 13.00%, 11/30/2023
(e),(g),(h),(k),(n),(o)
19,795 19,795
Rusal Capital DAC
5.13%, 02/02/2022 1,600 1,610
$ 73,586
Miscellaneous Manufacturers - 0.02%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,313
Oil & Gas - 3.29%
BP Capital Markets America Inc
3.00%, 02/24/2050 1,500 1,616
Cenovus Energy Inc
5.38%, 07/15/2025 5,440 5,441
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 2,500 2,710
Cosan Luxembourg SA
7.00%, 01/20/2027
(a)
1,800 1,928
Ecopetrol SA
6.88%, 04/29/2030 1,280 1,542
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
4,775 4,900
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(f)
4,270 3,587
Exxon Mobil Corp
4.23%, 03/19/2040 1,000 1,283
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
1,285 606
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(f)
8,391 7,956
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,646
Jagged Peak Energy LLC
5.88%, 05/01/2026 7,730 7,885
KazMunayGas National Co JSC
4.75%, 04/19/2027 335 375
Kosmos Energy Ltd
7.13%, 04/04/2026
(f)
650 579
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
1,590 1,448
MEG Energy Corp
6.50%, 01/15/2025
(f)
1,050 1,032
7.13%, 02/01/2027
(f)
8,525 7,587
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
700 408
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 4,000 4,599
Nexen Inc
5.88%, 03/10/2035 $ 500 722
Occidental Petroleum Corp
2.90%, 08/15/2024 3,225 3,035
3.00%, 02/15/2027 3,450 3,045
3.20%, 08/15/2026 4,556 4,147
3.40%, 04/15/2026 7,956 7,200
3.50%, 08/15/2029 1,650 1,466
4.10%, 02/15/2047 700 549
5.55%, 03/15/2026 400 401
6.45%, 09/15/2036 2,300 2,314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
8.88%, 07/15/2030 $ 3,470 $ 3,904
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 4,138 3,724
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 4,293 3,735
Oil India Ltd
5.13%, 02/04/2029 2,200 2,362
PDC Energy Inc
5.75%, 05/15/2026 7,575 7,592
Pertamina Persero PT
5.63%, 05/20/2043
(f)
1,190 1,492
Petroamazonas EP
4.63%, 12/06/2021 117 90
4.63%, 12/06/2021
(f)
1,899 1,472
Petrobras Global Finance BV
5.09%, 01/15/2030
(f)
5,300 5,459
5.60%, 01/03/2031 490 516
6.75%, 06/03/2050 785 854
7.25%, 03/17/2044 1,500 1,725
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 103
0.00%, 11/17/2021
(e)
17,250 431
0.00%, 05/16/2024
(e)
38,002 950
0.00%, 11/15/2026
(e)
12,045 301
0.00%, 04/12/2027
(e)
425 11
0.00%, 05/17/2035
(e)
536 13
0.00%, 04/12/2037
(e)
12,840 321
Petroleos Mexicanos
5.95%, 01/28/2031
(f)
1,095 942
5.95%, 01/28/2031 340 292
6.50%, 03/13/2027 5,950 5,667
6.84%, 01/23/2030
(f)
6,150 5,719
7.19%, 09/12/2024 MXN 46,500 1,813
7.69%, 01/23/2050
(f)
$ 1,425 1,253
9.50%, 09/15/2027 1,204 1,265
Petron Corp
4.60%, 12/31/2049
( i ),(j)
750 709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Petronas Capital Ltd
4.55%, 04/21/2050
(f)
510 698
Phillips 66
3.85%, 04/09/2025 1,200 1,346
Repsol International Finance BV
4.50%, 03/25/2075
(j)
EUR 300 368
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(e),(g),(h)
$ 3,450 —
Saudi Arabian Oil Co
4.38%, 04/16/2049
(f)
1,500 1,882
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(f)
890 897
Southwestern Energy Co
7.75%, 10/01/2027 1,030 968
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 3,020 3,069
5.50%, 02/15/2026 4,845 4,966
5.88%, 03/15/2028 1,200 1,254
6.00%, 04/15/2027 4,450 4,695
Tecpetrol SA
4.88%, 12/12/2022 800 778
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(f)
800 811

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TOTAL SE
2.63%, 12/31/2049
( i ),(j)
EUR 2,000 $ 2,436
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(f)
$ 11,380 5,576
Tullow Oil PLC
7.00%, 03/01/2025 8,000 4,760
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,848
Valero Energy Corp
6.63%, 06/15/2037 900 1,243
W&T Offshore Inc
9.75%, 11/01/2023
(f)
2,500 1,667
WPX Energy Inc
5.25%, 10/15/2027 1,500 1,479
5.75%, 06/01/2026 2,925 2,965
$ 176,428
Oil & Gas Services - 0.02%
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,209
Packaging & Containers - 1.16%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,161 1,213
Ball Corp
4.38%, 12/15/2023 EUR 800 1,030
Berry Global Inc
4.50%, 02/15/2026
(f)
$ 2,575 2,640
4.88%, 07/15/2026
(f)
2,400 2,535
5.63%, 07/15/2027
(f)
5,050 5,404
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 339
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,634
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 374
Klabin Austria GmbH
7.00%, 04/03/2049 $ 250 274
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
6,248 6,240
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(f)
8,500 8,630
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 716
4.13%, 02/01/2028 $ 1,125 1,153
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 1,700 1,965
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 11,936 11,727
9.25%, 08/01/2024
(f)
8,420 8,936
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
7,100 7,564
$ 62,374
Pharmaceuticals - 0.48%
AbbVie Inc
3.85%, 06/15/2024
(f)
1,800 1,991
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,406
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
2,330 2,592
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
$ 1,800 $ 1,809
5.25%, 01/30/2030
(f)
3,875 3,957
5.88%, 05/15/2023
(f)
160 160
7.00%, 01/15/2028
(f)
3,450 3,752
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,600 1,984
Bristol-Myers Squibb Co
4.63%, 05/15/2044 $ 1,700 2,410
Eli Lilly and Co
1.70%, 11/01/2049 EUR 425 558
Mylan NV
3.95%, 06/15/2026 $ 1,775 2,024
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 920
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 1,100 1,003
7.13%, 01/31/2025
(f)
790 867
$ 25,433
Pipelines - 1.07%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,240 6,568
5.75%, 03/01/2027
(f)
950 830
5.75%, 01/15/2028
(f)
1,550 1,322
Buckeye Partners LP
4.13%, 03/01/2025
(f)
1,800 1,809
4.50%, 03/01/2028
(f)
4,600 4,577
Enbridge Inc
6.25%, 03/01/2078
(j)
5,600 5,544
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(j)
11,000 10,313
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
6.50%, 07/01/2027
(f)
1,800 1,985
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
3,810 3,952
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
5,800 5,731
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,409
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
1,900 1,798
4.95%, 07/15/2029
(f)
325 317
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030
(f)
4,625 4,879
Transcanada Trust
5.87%, 08/15/2076
(j)
4,230 4,552
3 Month USD LIBOR + 4.64%
Williams Cos Inc /The
3.60%, 03/15/2022 1,000 1,041
6.30%, 04/15/2040 700 899
$ 57,526
Real Estate - 0.66%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(f)
3,784 3,364
China Evergrande Group
9.50%, 04/11/2022 6,850 6,602
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 4,950 5,095
8.00%, 01/27/2024 2,600 2,822
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 1,293
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 6,100 6,390

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
MAF Global Securities Ltd
6.37%, 12/31/2049
( i ),(j)
$ 5,610 $ 5,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 1,197
Shimao Group Holdings Ltd
6.13%, 02/21/2024 1,500 1,588
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,468
$ 35,204
REITs - 0.53%
CoreCivic Inc
4.63%, 05/01/2023 8,000 7,780
ESH Hospitality Inc
5.25%, 05/01/2025
(f)
7,640 7,804
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,273
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.75%, 02/01/2027 2,300 2,490
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 1,775 1,656
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,100 3,123
4.13%, 08/15/2030
(f)
1,300 1,316
Welltower Inc
4.00%, 06/01/2025 1,800 2,013
$ 28,455
Retail - 0.70%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(f)
6,800 7,073
5.00%, 10/15/2025
(f)
7,068 7,227
Carvana Co
8.88%, 10/01/2023
(f)
1,300 1,352
Dollar Tree Inc
4.20%, 05/15/2028 1,700 2,023
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(f)
7,063 6,856
IRB Holding Corp
7.00%, 06/15/2025
(f)
5,225 5,694
L Brands Inc
6.75%, 07/01/2036 1,095 1,057
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(f)
855 870
Staples Inc
10.75%, 04/15/2027
(f)
1,700 1,079
Walmart Inc
5.63%, 03/27/2034 GBP 500 1,038
Yum! Brands Inc
7.75%, 04/01/2025
(f)
$ 2,900 3,255
$ 37,524
Semiconductors - 0.07%
Micron Technology Inc
2.50%, 04/24/2023 2,000 2,088
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
1,500 1,608
$ 3,696
Software - 1.43%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,425 3,570
Ascend Learning LLC
6.88%, 08/01/2025
(f)
10,873 11,199
6.88%, 08/01/2025
(f)
1,375 1,409
Camelot Finance SA
4.50%, 11/01/2026
(f)
3,000 3,105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
$ 12,944 $ 13,235
Genesys Telecommunications Laboratories
Inc / Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(f)
16,945 18,089
Microsoft Corp
3.13%, 12/06/2028 EUR 1,550 2,312
Open Text Corp
3.88%, 02/15/2028
(f)
$ 1,300 1,352
Oracle Corp
4.13%, 05/15/2045 1,400 1,776
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(f)
6,875 6,927
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
12,625 13,556
$ 76,530
Sovereign - 5.77%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,600 6,479
Abu Dhabi Government International Bond
2.50%, 04/16/2025
(f)
890 948
3.13%, 10/11/2027
(f)
500 559
3.13%, 10/11/2027 600 671
3.13%, 09/30/2049
(f)
2,900 3,246
Angolan Government International Bond
8.00%, 11/26/2029
(f)
3,700 3,080
9.50%, 11/12/2025 790 719
Argentina Bonar Bonds
0.00%, 05/07/2024
(e)
1,458 562
Argentine Republic Government International
Bond
0.00%, 04/22/2021
(e)
2,370 1,064
0.00%, 04/22/2026
(e)
2,365 1,017
0.00%, 01/15/2027
(e)
EUR 3,570 1,671
0.00%, 01/26/2027
(e)
$ 400 169
0.00%, 12/31/2033
(e)
329 167
0.00%, 12/31/2033
(e)
2,426 1,220
0.00%, 12/15/2035
(e)
23,615 26
0.00%, 07/06/2036
(e)
1,275 542
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 5,410 1,232
10.00%, 01/01/2031 15,074 3,593
Chile Government International Bond
2.45%, 01/31/2031 $ 1,000 1,074
3.24%, 02/06/2028 3,600 4,041
Colombia Government International Bond
4.00%, 02/26/2024 970 1,034
4.13%, 05/15/2051 755 840
Colombian TES
6.00%, 04/28/2028 COP 3,652,400 1,024
6.25%, 11/26/2025 5,703,900 1,683
7.25%, 10/18/2034 4,514,600 1,279
Costa Rica Government International Bond
6.13%, 02/19/2031
(f)
$ 6,100 5,530
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
1,020 974
5.95%, 01/25/2027 6,250 6,631
6.40%, 06/05/2049
(f)
4,500 4,545
6.50%, 02/15/2048 1,400 1,426
6.88%, 01/29/2026
(f)
200 220
Egypt Government International Bond
5.75%, 05/29/2024
(a),(f)
800 806
6.13%, 01/31/2022 1,700 1,744
6.38%, 04/11/2031 EUR 7,150 7,794
8.88%, 05/29/2050
(f)
$ 1,750 1,750

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
El Salvador Government International Bond
5.88%, 01/30/2025 $ 840 $ 759
7.75%, 01/24/2023 530 519
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,368
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 99,100 1,335
8.00%, 05/15/2024
(f)
IDR 25,800,000 1,812
Finance Department Government of Sharjah
4.00%, 07/28/2050
(f)
$ 2,480 2,606
Gabon Government International Bond
6.38%, 12/12/2024
(f)
440 431
6.95%, 06/16/2025
(f)
775 760
6.95%, 06/16/2025 5,178 5,075
Ghana Government International Bond
8.13%, 03/26/2032 2,000 1,868
8.63%, 06/16/2049 5,150 4,558
8.75%, 03/11/2061
(f)
630 557
Guatemala Government Bond
6.13%, 06/01/2050 900 1,096
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,894
Indonesia Government International Bond
3.50%, 01/11/2028 830 911
4.35%, 01/08/2027
(f)
500 574
4.45%, 04/15/2070 400 498
4.63%, 04/15/2043
(f)
990 1,215
4.75%, 07/18/2047
(f)
725 916
4.75%, 07/18/2047 400 506
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 13,935,000 967
7.50%, 08/15/2032 17,835,000 1,240
8.38%, 03/15/2034 53,405,000 3,966
Israel Government International Bond
4.50%, 01/30/2043 $ 3,050 4,056
Ivory Coast Government International Bond
5.75%, 12/31/2032
(k)
7,470 7,218
6.88%, 10/17/2040
(f)
EUR 2,190 2,393
Jordan Government International Bond
5.85%, 07/07/2030
(f)
$ 980 980
Kenya Government International Bond
7.00%, 05/22/2027
(f)
3,217 3,165
8.00%, 05/22/2032 4,409 4,347
8.25%, 02/28/2048 2,000 1,956
Malaysia Government Bond
3.76%, 05/22/2040 MYR 6,184 1,579
3.83%, 07/05/2034 5,973 1,544
Mexican Bonos
7.50%, 06/03/2027 MXN 20,398 1,026
7.75%, 05/29/2031 61,540 3,165
8.00%, 11/07/2047 19,017 973
8.50%, 05/31/2029 50,258 2,695
10.00%, 12/05/2024 15,868 854
10.00%, 11/20/2036 34,490 2,115
Mexico Government International Bond
4.75%, 04/27/2032 $ 1,105 1,266
4.75%, 03/08/2044 2,350 2,670
Mongolia Government International Bond
5.13%, 12/05/2022 885 887
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,470
Mozambique International Bond
5.00%, 09/15/2031
(f)
6,450 5,478
Nigeria Government International Bond
6.50%, 11/28/2027 9,400 8,940
7.14%, 02/23/2030
(f)
1,040 997
7.63%, 11/21/2025
(f)
890 917
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Oman Government International Bond
6.75%, 01/17/2048 $ 2,375 $ 2,102
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,088
Panama Government International Bond
4.50%, 04/01/2056 615 830
Peru Government Bond
5.94%, 02/12/2029
(f)
PEN 24,020 8,154
6.15%, 08/12/2032
(f)
24,200 8,127
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 $ 1,150 1,308
Peruvian Government International Bond
2.39%, 01/23/2026 860 914
2.78%, 01/23/2031 1,315 1,464
5.63%, 11/18/2050 1,200 2,046
6.35%, 08/12/2028
(f)
PEN 4,689 1,629
6.90%, 08/12/2037
(f)
3,933 1,378
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 745 822
3.75%, 04/16/2030
(f)
2,125 2,497
4.40%, 04/16/2050
(f)
725 984
Republic of Belarus International Bond
6.88%, 02/28/2023 1,600 1,616
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(f)
4,675 4,521
Republic of Poland Government International
Bond
3.25%, 04/06/2026 3,500 3,946
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 83,940 4,533
Romania Government Bond
3.65%, 09/24/2031 RON 9,650 2,207
5.00%, 02/12/2029 6,085 1,586
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 5,750 6,460
3.00%, 02/14/2031
(a),(f)
$ 930 946
3.62%, 05/26/2030
(f)
EUR 815 1,061
5.13%, 06/15/2048 $ 2,500 3,094
Russian Federal Bond - OFZ
6.90%, 05/23/2029 RUB 120,733 1,753
7.07%, 01/19/2028 615,967 9,043
7.10%, 10/16/2024 120,143 1,754
7.40%, 12/07/2022 122,298 1,755
7.65%, 04/10/2030 91,758 1,398
7.70%, 03/23/2033 174,167 2,685
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 3,400 3,897
4.50%, 04/04/2022 200 212
4.75%, 05/27/2026 800 923
5.25%, 06/23/2047 400 546
Saudi Government International Bond
3.25%, 10/26/2026
(f)
1,200 1,317
3.25%, 10/22/2030
(f)
1,290 1,426
4.50%, 10/26/2046 3,000 3,795
Senegal Government International Bond
4.75%, 03/13/2028 EUR 6,100 6,901
Serbia International Bond
3.13%, 05/15/2027
(f)
560 702
Sri Lanka Government International Bond
7.55%, 03/28/2030 $ 5,900 4,337
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(a)
1,700 1,738
Turkey Government International Bond
5.25%, 03/13/2030 1,090 938
5.75%, 05/11/2047 1,595 1,262

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government Bond
16.00%, 08/11/2021 UAH 86,000 $ 3,232
17.00%, 05/11/2022 101,000 3,894
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(k)
$ 3,245 2,846
4.38%, 01/27/2030
(f)
EUR 7,905 7,807
6.75%, 06/20/2026 1,200 1,419
7.25%, 03/15/2033
(f)
$ 1,275 1,230
7.75%, 09/01/2026 5,000 5,113
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 1,240 1,273
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,076
0.00%, 05/07/2023
(e)
9,395 644
0.00%, 09/15/2027
(e)
6,190 424
0.00%, 08/05/2031
(e)
6,825 468
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,547
Zambia Government International Bond
8.50%, 04/14/2024 1,640 918
$ 309,068
Supranational Bank - 0.30%
African Export-Import Bank/The
3.99%, 09/21/2029
(f)
6,185 6,270
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(f)
1,430 1,452
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 7,269 7,346
5.38%, 03/14/2022 1,140 1,154
$ 16,222
Telecommunications - 3.06%
Altice France SA/France
7.38%, 05/01/2026
(f)
5,950 6,347
AT&T Inc
2.45%, 03/15/2035 EUR 250 326
4.38%, 09/14/2029 GBP 850 1,357
7.00%, 04/30/2040 200 439
Axtel SAB de CV
6.38%, 11/14/2024 $ 9,400 9,824
6.38%, 11/14/2024
(f)
400 418
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
8,565 9,146
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030
(f)
680 699
CommScope Inc
6.00%, 03/01/2026
(f)
6,750 7,201
8.25%, 03/01/2027
(f)
3,250 3,505
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
2,150 2,077
6.00%, 06/15/2025
(f)
9,110 9,308
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024
(f)
790 810
6.88%, 02/06/2024 6,950 7,124
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
5,185 5,316
Digicel Group 0.5 Ltd
10.00%, PIK 0.00%, 04/01/2024
(k),(n)
2,512 1,897
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(f)
450 453
8.75%, 05/25/2024
(f)
1,000 1,006
8.75%, 05/25/2024 5,175 5,207
Digicel Ltd
6.75%, 03/01/2023
(f)
2,600 1,768
Embarq Corp
8.00%, 06/01/2036 755 885
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
GTT Communications Inc
7.88%, 12/31/2024
(f)
$ 27,763 $ 15,686
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
800 816
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,200 2,007
7.00%, 03/28/2073
(f),(j)
$ 400 438
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 5,300 5,322
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,090 7,191
Nokia Oyj
2.00%, 03/15/2024 EUR 400 484
Oi SA
8.00%, PIK 4.00%, 07/27/2025
(k),(n)
$ 1,165 1,126
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,743
Sprint Corp
7.13%, 06/15/2024 6,100 7,116
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(f)
1,815 2,028
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027
(f)
700 741
Telefonica Europe BV
3.75%, 12/31/2049
( i ),(j)
EUR 1,000 1,190
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
5.13%, 04/15/2025 $ 1,575 1,614
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,170
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 2,000 1,953
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 789
4.86%, 08/21/2046 $ 400 573
ViaSat Inc
5.63%, 09/15/2025
(f)
11,775 11,863
5.63%, 04/15/2027
(f)
4,100 4,345
6.50%, 07/15/2028
(f)
3,400 3,492
Vodafone Group PLC
5.00%, 05/30/2038 950 1,232
VTR Comunicaciones SpA
5.13%, 01/15/2028
(f)
325 345
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
12,325 12,352
6.13%, 03/01/2028
(f)
2,950 3,046
$ 163,775
Transportation - 0.26%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
3,510 3,852
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 950 1,262
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030
(f)
600 664
4.70%, 05/07/2050
(f)
615 770
JSL Europe SA
7.75%, 07/26/2024 1,900 1,905
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
1,500 1,656
MV24 Capital BV
6.75%, 06/01/2034
(f)
600 598
Pelabuhan Indonesia II PT
4.25%, 05/05/2025
(f)
300 323
5.38%, 05/05/2045
(f)
850 952

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Rumo Luxembourg Sarl
7.38%, 02/09/2024
(a)
$ 1,800 $ 1,896
$ 13,878
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024 750 694
Water - 0.06%
American Water Capital Corp
2.80%, 05/01/2030 800 902
Essential Utilities Inc
2.70%, 04/15/2030 1,950 2,130
$ 3,032
TOTAL BONDS $ 3,635,200
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 8.20%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.85%
Clarios Global LP
3.66%, 04/30/2026
(p)
$ 6,823 $ 6,651
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(p)
21,140 18,868
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(p)
22,010 20,084
3 Month USD LIBOR + 8.25%
$ 45,603
Commercial Services - 0.67%
KUEHG Corp
9.25%, 08/22/2025
(p)
16,360 13,252
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/06/2025
(p)
2,437 2,142
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(p)
16,300 13,040
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.92%, 08/09/2024
(p)
4,525 4,341
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.42%, 10/01/2025
(p)
3,127 3,102
1 Month USD LIBOR + 3.25%
$ 35,877
Computers - 0.18%
Flexential Intermediate Corp
7.59%, 07/24/2025
(p)
21,350 9,434
3 Month USD LIBOR + 7.25%
Cosmetics & Personal Care - 0.31%
Wellness Merger Sub Inc
9.75%, 06/27/2025
(p)
19,410 16,498
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(e),(g),(h),(p)
880 —
3 Month USD LIBOR + 4.00%
Electronics - 0.28%
Deliver Buyer Inc
6.00%, 05/01/2024
(p)
15,756 15,073
3 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.40%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(p)
$ 17,870 $ 15,690
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.71%, 12/03/2024
(p)
5,838 5,881
1 Month USD LIBOR + 6.00%
$ 21,571
Healthcare - Services - 0.88%
ATI Holdings Acquisition Inc
4.57%, 05/10/2023
(p)
1,380 1,271
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(p)
23,880 20,776
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(p)
17,170 14,594
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(p)
2,671 2,395
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
6.93%, 06/26/2026
(p)
8,525 8,163
3 Month USD LIBOR + 6.75%
$ 47,199
Insurance - 0.77%
Asurion LLC
6.67%, 08/04/2025
(p)
22,019 22,178
3 Month USD LIBOR + 6.50%
6.67%, 08/04/2025
(p)
19,070 19,207
3 Month USD LIBOR + 6.50%
Internet - 1.06%
MH Sub I LLC
8.57%, 09/15/2025
(p)
22,223 21,584
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.00%, 09/29/2025
(g),(h),(p)
35,440 35,440
1 Month USD LIBOR + 8.00%
$ 57,024
Investment Companies - 0.40%
Masergy Holdings Inc
8.56%, 12/16/2024
(p)
13,674 12,717
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.66%, 03/06/2026
(p)
11,260 8,895
3 Month USD LIBOR + 7.50%
$ 21,612
Lodging - 0.03%
Caesers Resort
4.72%, 06/19/2025
(p)
1,825 1,756
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.49%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(p)
22,333 20,770
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
6.39%, 09/30/2026
(p)
6,343 5,566
1 Month USD LIBOR + 5.25%
$ 26,336
Miscellaneous Manufacturers - 0.10%
UTEX Industries Inc
5.16%, 05/22/2021
(p)
11,628 3,036
3 Month USD LIBOR + 4.00%
7.43%, 05/22/2022
(p)
21,490 2,445
1 Month USD LIBOR + 7.25%
$ 5,481

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.08%
Encino Acquisition
7.75%, 10/29/2025
(p)
$ 5,860 $ 4,014
3 Month USD LIBOR + 6.75%
Pharmaceuticals - 0.77%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/14/2023
(n),(p)
26,421 17,174
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.83%, 06/29/2024
(p)
24,050 23,809
3 Month USD LIBOR + 8.75%
$ 40,983
REITs - 0.06%
CoreCivic Inc
5.50%, 12/12/2024
(p)
3,291 3,225
1 Month USD LIBOR + 4.50%
Software - 0.87%
Applied Systems Inc
8.00%, 09/19/2025
(p)
5,425 5,461
3 Month USD LIBOR + 7.00%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(e),(p)
13,162 8,378
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
3.42%, 12/01/2023
(p)
2,896 2,847
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(p)
7,950 8,016
Sophia LP
4.25%, 09/30/2022
(p)
1,493 1,481
3 Month USD LIBOR + 3.25%
Ultimate Software
7.50%, 05/03/2027
(p)
1,950 1,982
3 Month USD LIBOR + 6.75%
Vertafore Inc
3.43%, 07/02/2025
(p)
298 283
3 Month USD LIBOR + 3.25%
7.43%, 06/04/2026
(p)
18,400 18,085
3 Month USD LIBOR + 7.25%
$ 46,533
TOTAL SENIOR FLOATING RATE INTERESTS $ 439,604
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.10%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.10%
0.50%, 06/30/2027 $ 3,000 $ 3,023
0.63%, 05/15/2030 1,600 1,613
1.25%, 05/15/2050 800 811
$ 5,447
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,447
Total Investments $ 5,355,464
Other Assets and Liabilities -  0.03% 1,508
TOTAL NET ASSETS - 100.00% $ 5,356,972
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,047 or 0.67% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,058,519 or 38.43% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $170,815 or
3.19% of net assets.
( i ) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Security purchased on a when-issued basis.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 69.85%
Canada 3.86%
United Kingdom 2.50%
Netherlands 1.97%
Japan 1.70%
Cayman Islands 1.60%
Mexico 1.59%
France 1.42%
Supranational 0.85%
Switzerland 0.80%
Australia 0.71%
Luxembourg 0.70%
Virgin Islands, British 0.65%
Germany 0.52%
Peru 0.51%
India 0.48%
Ukraine 0.47%
Russian Federation 0.44%
Brazil 0.43%
Indonesia 0.39%
Ireland 0.38%
Italy 0.37%
Hong Kong 0.33%
Jersey, Channel Islands 0.31%
Sweden 0.30%
Romania 0.29%
Nigeria 0.28%
Singapore 0.27%
Dominican Republic 0.26%
Spain 0.26%
United Arab Emirates 0.25%
Turkey 0.24%
Egypt 0.23%
Colombia 0.23%
Chile 0.22%
Argentina 0.20%
Kenya 0.18%
Mauritius 0.18%
China 0.17%
Cote d'Ivoire 0.17%
Denmark 0.16%
Saudi Arabia 0.15%
Austria 0.15%
Taiwan 0.15%
Ghana 0.14%
South Africa 0.14%
Senegal 0.13%
Isle of Man 0.12%
Bermuda 0.12%
Tunisia 0.12%
Gabon 0.11%
Belarus 0.11%
Mozambique 0.10%
Azerbaijan 0.10%
Costa Rica 0.10%
Venezuela 0.10%
Norway 0.10%
Israel 0.10%
Qatar 0.09%
Malaysia 0.09%
Sri Lanka 0.08%
Korea, Republic Of 0.08%
Poland 0.07%
Angola 0.07%
Morocco 0.07%
Oman 0.06%
Belgium 0.05%
Mongolia 0.05%
Finland 0.05%
Togo 0.05%
Portfolio Summary  (unaudited) (continued)
Location Percent
Panama 0.04%
Honduras 0.04%
Thailand 0.04%
Vietnam 0.03%
Portugal 0.03%
Ecuador 0.03%
Trinidad And Tobago 0.03%
Cyprus 0.02%
Guatemala 0.02%
El Salvador 0.02%
Jordan 0.02%
Zambia 0.02%
Philippines 0.01%
Serbia 0.01%
New Zealand 0.01%
Cambodia 0.01%
Paraguay 0.01%
Kazakhstan 0.01%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 225,082 $ 5,233,178 $ 5,324,301 $ 133,959
$ 225,082 $ 5,233,178 $ 5,324,301 $ 133,959
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,380 $ — $ — $ —
$ 1,380 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   0.00%, 01/09/2024 12/22/2016 - 06/30/2020 $ 23,518 $ 22,465 0.42%
Real Alloy Holding Inc 0.00%, 11/30/2023 05/31/2018-06/30/2020 19,795 19,795 0.37%
Specialty Steel   10.68%, 11/15/2022 11/15/2017 41,148 41,564 0.78%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,944 0.39%
Total $ 104,768 1.96%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/31/2020 $ 6,091 EUR 5,525 $ — $ (420)
Bank of New York Mellon 08/31/2020 EUR 820 $ 935 31 —
Barclays Bank PLC 08/31/2020 CZK 72,813 $ 3,247 24 —
Barclays Bank PLC 08/31/2020 HUF 878,976 $ 2,967 43 —
Barclays Bank PLC 08/31/2020 PLN 8,850 $ 2,347 18 —
Citigroup Inc 08/17/2020 EUR 6,856 $ 7,980 98 —
Citigroup Inc 08/17/2020 $ 215 EUR 185 — (3)
Goldman Sachs & Co 08/14/2020 $ 4,846 BRL 25,800 — (98)
Goldman Sachs & Co 08/14/2020 $ 4,607 RUB 330,000 167 —
Goldman Sachs & Co 08/14/2020 RUB 28,300 $ 393 — (12)
Goldman Sachs & Co 08/14/2020 $ 4,077 ZAR 70,000 — (14)
HSBC Securities Inc 08/14/2020 PEN 29,975 $ 8,548 — (65)
HSBC Securities Inc 08/14/2020 $ 8,440 PEN 29,975 — (43)
HSBC Securities Inc 08/14/2020 RUB 744,400 $ 10,304 — (288)
HSBC Securities Inc 08/14/2020 $ 14,497 RUB 1,060,200 232 —
HSBC Securities Inc 08/14/2020 ZAR 3,500 $ 209 — (4)
HSBC Securities Inc 08/17/2020 $ 55,613 EUR 48,857 — (1,951)
HSBC Securities Inc 08/31/2020 $ 1,315 CLP 995,497 — (1)
HSBC Securities Inc 08/31/2020 COP 4,880,233 $ 1,314 — (9)
JPMorgan Chase 08/04/2020 $ 6,312 BRL 32,527 77 —
JPMorgan Chase 08/04/2020 BRL 22,345 $ 4,334 — (51)
JPMorgan Chase 08/14/2020 BRL 25,800 $ 4,913 31 —
JPMorgan Chase 08/14/2020 $ 3,860 ZAR 64,800 73 —
JPMorgan Chase 08/17/2020 EUR 986 $ 1,170 — (8)
JPMorgan Chase 08/17/2020 $ 552 EUR 478 — (12)
JPMorgan Chase 08/17/2020 EUR 86 $ 100 2 —
JPMorgan Chase 08/31/2020 $ 1,491 MXN 32,778 23 —
JPMorgan Chase 08/31/2020 $ 2,513 ZAR 41,615 85 —
JPMorgan Chase 09/02/2020 BRL 30,852 $ 5,982 — (74)
JPMorgan Chase 09/03/2020 RUB 120,335 $ 1,620 — (5)
Standard Chartered Bank, Hong Kong 08/04/2020 BRL 37,608 $ 7,085 124 —
Standard Chartered Bank, Hong Kong 08/04/2020 $ 5,016 BRL 27,234 — (205)
Toronto Dominion Bank 08/31/2020 $ 2,637 EUR 2,247 — (11)
Toronto Dominion Bank 08/31/2020 $ 300 HUF 87,534 — —
Total $ 1,028 $ (3,274)
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.76% Shares Held Value (000's)
Money Market Funds - 0.76%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
21,793,294 $ 21,793
TOTAL INVESTMENT COMPANIES $ 21,793
COMMON STOCKS - 99.08% Shares Held Value (000's)
Engineering & Construction - 0.70%
Lendlease Corp Ltd 2,469,230 $ 20,059
Lodging - 1.21%
Choice Hotels International Inc 71,968 6,048
City Developments Ltd 2,932,800 17,563
Hilton Worldwide Holdings Inc 149,347 11,209
$ 34,820
Real Estate - 16.11%
Castellum AB 1,053,429 22,656
Entra ASA
(d)
1,697,641 23,965
ESR Cayman Ltd
(b),(d)
1,346,800 3,321
Fabege AB 1,753,693 22,491
Hang Lung Properties Ltd 4,768,000 11,698
LEG Immobilien AG 209,001 29,142
Mitsubishi Estate Co Ltd 3,818,200 54,850
Mitsui Fudosan Co Ltd 1,847,593 28,885
New World Development Co Ltd 10,531,250 51,422
Sun Hung Kai Properties Ltd 4,247,000 51,651
Sunac China Holdings Ltd 2,347,000 11,067
Vonovia SE 2,143,885 138,572
Wihlborgs Fastigheter AB 822,441 13,860
$ 463,580
REITs - 79.43%
Alexandria Real Estate Equities Inc 364,722 64,756
Allied Properties Real Estate Investment Trust 1,121,104 33,572
American Homes 4 Rent 2,193,833 63,621
American Tower Corp 184,233 48,157
Apartment Investment and Management Co 922,327 35,805
Ascendas Real Estate Investment Trust 11,759,700 30,440
AvalonBay Communities Inc 685,377 104,945
Big Yellow Group PLC 910,519 12,140
Boston Properties Inc 195,015 17,374
Brandywine Realty Trust 971,348 10,520
Camden Property Trust 269,983 24,517
Canadian Apartment Properties REIT 879,716 31,899
CapitaLand Commercial Trust 11,027,700 13,004
Charter Hall Group 1,109,082 8,268
CoreSite Realty Corp 153,353 19,790
Cousins Properties Inc 964,924 29,642
CubeSmart 1,243,374 36,891
CyrusOne Inc 368,696 30,757
Daiwa Office Investment Corp 5,605 29,385
Dexus 3,933,477 23,878
Equinix Inc 78,656 61,783
Equity LifeStyle Properties Inc 456,311 31,175
Equity Residential 443,830 23,803
Essential Properties Realty Trust Inc 562,479 9,056
Essex Property Trust Inc 252,665 55,773
Extra Space Storage Inc 407,689 42,131
Federal Realty Investment Trust 83,432 6,366
First Industrial Realty Trust Inc 572,413 25,140
Gecina SA 230,560 29,909
Goodman Group 5,371,807 65,314
Great Portland Estates PLC 1,638,257 12,633
Healthcare Trust of America Inc 1,782,824 49,224
Healthpeak Properties Inc 425,670 11,616
Industrial & Infrastructure Fund Investment Corp 20,728 38,984
Inmobiliaria Colonial Socimi SA 3,458,303 29,644
InterRent Real Estate Investment Trust 1,237,450 12,620
Invitation Homes Inc 3,299,473 98,390
Japan Hotel REIT Investment Corp 38,447 13,946
Japan Retail Fund Investment Corp 8,583 10,320
Kilroy Realty Corp 367,700 21,426
Klepierre SA 611,153 10,584
Link REIT 6,194,800 48,066
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Industrial Trust 2,415,700 $ 5,776
Merlin Properties Socimi SA 2,460,991 20,361
MGM Growth Properties LLC 386,181 10,558
Mori Hills REIT Investment Corp 10,600 13,745
Nippon Prologis REIT Inc
(b)
6,723 23,208
Nomura Real Estate Master Fund Inc 35,095 43,524
Park Hotels & Resorts Inc 924,515 7,646
Prologis Inc 1,759,956 185,535
Prologis Property Mexico SA de CV 4,227,382 8,320
Regency Centers Corp 615,297 25,246
Rexford Industrial Realty Inc 1,444,189 67,776
Sabra Health Care REIT Inc 926,755 13,660
Saul Centers Inc 229,063 7,034
Segro PLC 8,457,001 107,102
Sekisui House Reit Inc 28,225 18,463
Simon Property Group Inc 288,850 18,010
STORE Capital Corp 1,738,936 41,195
Summit Industrial Income REIT 1,496,837 13,466
Sun Communities Inc 408,691 61,275
Taubman Centers Inc 95,462 3,696
Terreno Realty Corp 335,314 20,374
UNITE Group PLC/The 2,572,209 31,570
United Urban Investment Corp 28,044 27,272
Ventas Inc 637,152 24,441
VICI Properties Inc 1,388,131 30,136
Vicinity Centres 7,404,442 6,840
Welltower Inc 1,169,034 62,613
Weyerhaeuser Co 315,727 8,780
$ 2,284,886
Storage & Warehousing - 0.83%
Safestore Holdings PLC 2,384,663 23,971
Telecommunications - 0.80%
NEXTDC Ltd
(b)
2,833,204 22,934
TOTAL COMMON STOCKS $ 2,850,250
Total Investments $ 2,872,043
Other Assets and Liabilities -  0.16% 4,546
TOTAL NET ASSETS - 100.00% $ 2,876,589
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,286 or 0.95% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 53.86%
Japan 10.52%
United Kingdom 6.51%
Germany 5.83%
Hong Kong 5.78%
Australia 5.13%
Canada 3.19%
Singapore 2.32%
Sweden 2.05%
Spain 1.74%
France 1.41%
Norway 0.83%
China 0.38%
Mexico 0.29%
Other Assets and Liabilities
0.16%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,414 $ 720,646 $ 705,267 $ 21,793
$ 6,414 $ 720,646 $ 705,267 $ 21,793
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 237 $ — $ — $ —
$ 237 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12.21% Shares Held Value (000's)
Money Market Funds - 12.21%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
205,105,653 $ 205,106
TOTAL INVESTMENT COMPANIES $ 205,106
BONDS - 18.67%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 5.65%
Citigroup Commercial Mortgage Trust
2016-GC36
4.76%, 02/10/2049
(d)
$ 4,400 $ 4,111
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(d),(e)
2,400 2,221
COMM 2014-CCRE19 Mortgage Trust
4.73%, 08/10/2047
(d)
3,700 3,743
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,912
3.30%, 04/25/2023
(d)
13,000 13,914
3.46%, 08/25/2023
(d)
12,400 13,402
3.53%, 10/25/2023
(d)
5,800 6,305
Ginnie Mae
0.37%, 10/16/2053
(d),(f)
10,868 289
0.43%, 10/16/2054
(d),(f)
37,413 720
0.46%, 06/16/2052
(d),(f)
21,527 304
0.52%, 10/16/2054
(d),(f)
35,414 734
0.55%, 04/16/2047
(d),(f)
61,122 1,784
0.56%, 12/16/2053
(d),(f)
24,634 770
0.58%, 03/16/2060
(d),(f)
22,398 1,200
0.60%, 06/16/2054
(d),(f)
45,723 835
0.60%, 10/16/2054
(d),(f)
44,408 1,088
0.60%, 07/16/2060
(d),(f)
20,374 1,286
0.61%, 08/16/2051
(d),(f)
60,017 1,577
0.68%, 11/16/2052
(d),(f)
40,878 1,309
0.71%, 01/16/2056
(d),(f)
14,841 550
0.73%, 06/16/2057
(d),(f)
9,856 453
0.74%, 02/16/2053
(d),(f)
31,414 1,255
0.77%, 09/16/2053
(d),(f)
37,878 1,257
0.83%, 02/16/2053
(d),(f)
91,011 3,072
2.60%, 05/16/2059 3,542 3,730
2.60%, 03/16/2060 6,669 7,018
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(e)
5,000 3,566
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 4,912
Wells Fargo Commercial Mortgage Trust
2015-C31
4.61%, 11/15/2048
(d)
6,000 5,577
$ 94,894
Credit Card Asset Backed Securities - 1.78%
Barclays Dryrock Issuance Trust
0.50%, 07/15/2024 12,745 12,758
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.37%, 04/17/2023 17,208 17,226
1.00 x 1 Month USD LIBOR + 0.20%
$ 29,984
Mortgage Backed Securities - 10.43%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
6,720 7,096
CSMC Trust 2015-1
3.94%, 01/25/2045
(d),(e)
6,611 6,745
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(f)
3,616 539
7.00%, 04/25/2024
(f)
16 1
Fannie Mae REMICS
0.77%, 04/25/2027 5 5
1.00 x 1 Month USD LIBOR + 0.60%
2.50%, 02/25/2028
(f)
8,840 472
3.00%, 07/25/2032
(f)
8,636 703
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.00%, 10/25/2040
(f)
$ 20,009 $ 929
3.00%, 04/25/2042 5,277 5,418
3.00%, 08/25/2042 3,073 3,137
3.00%, 02/25/2043 3,801 3,938
3.00%, 03/25/2046 4,898 5,076
3.00%, 05/25/2048 1,788 1,879
3.18%, 06/25/2045
(f)
12,711 689
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.50%, 02/25/2036
(f)
6,502 689
3.50%, 01/25/2040
(f)
8,191 364
3.50%, 11/25/2042 9,708 10,569
3.50%, 02/25/2043
(f)
11,844 827
3.50%, 02/25/2043 714 752
3.50%, 07/25/2043
(f)
8,962 691
3.50%, 08/25/2045 2,931 3,231
4.00%, 06/25/2039 7,667 7,894
4.00%, 12/25/2039
(f)
3,837 155
4.50%, 04/25/2045
(f)
17,025 2,896
5.83%, 10/25/2046
(f)
4,160 970
(1.00) x 1 Month USD LIBOR + 6.00%
7.00%, 04/25/2032 680 804
Freddie Mac REMICS
2.50%, 11/15/2032 3,564 3,781
2.50%, 02/15/2043 1,963 2,083
3.00%, 11/15/2030
(f)
3,041 70
3.00%, 06/15/2040 3,196 3,287
3.00%, 10/15/2041 1,638 1,680
3.00%, 10/15/2042 1,122 1,190
3.00%, 04/15/2046 2,158 2,337
3.00%, 11/15/2046 2,911 3,104
3.50%, 03/15/2029 3,617 3,791
3.50%, 04/15/2040
(f)
4,159 160
3.50%, 07/15/2042 2,972 3,016
3.50%, 05/15/2043 3,361 3,461
3.50%, 09/15/2043 7,680 7,893
4.00%, 05/15/2039 4,825 4,988
4.00%, 11/15/2042
(f)
6,065 740
4.00%, 11/15/2045 553 617
6.50%, 08/15/2027 60 64
Ginnie Mae
3.00%, 05/16/2037 9,483 9,643
3.50%, 08/20/2039
(f)
12,739 595
3.50%, 01/20/2043
(f)
12,444 1,909
3.50%, 10/20/2044
(f)
15,563 1,668
3.50%, 11/20/2045 4,500 4,756
4.00%, 11/16/2038 222 230
4.00%, 04/20/2044
(f)
4,656 393
4.00%, 01/20/2046
(f)
7,695 592
5.00%, 11/20/2039 2,396 2,746
5.86%, 08/20/2042
(f)
5,627 1,250
(1.00) x 1 Month USD LIBOR + 6.05%
5.91%, 06/20/2046
(f)
4,316 902
(1.00) x 1 Month USD LIBOR + 6.10%
6.01%, 08/20/2042
(f)
7,463 1,288
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 11/20/2045
(f)
4,229 904
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 09/20/2047
(f)
5,210 956
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 09/20/2047
(f)
5,958 1,277
(1.00) x 1 Month USD LIBOR + 6.20%
6.06%, 06/20/2044
(f)
11,241 1,490
(1.00) x 1 Month USD LIBOR + 6.25%
6.07%, 08/16/2045
(f)
2,891 661
(1.00) x 1 Month USD LIBOR + 6.25%

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.56%, 11/20/2045
(f)
$ 3,991 $ 958
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
3,166 3,249
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
2,098 2,150
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(e)
2,995 3,089
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(e)
5,229 5,577
NRP Mortgage Trust 2013-1
3.31%, 07/25/2043
(d),(e)
6,016 5,963
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
5,813 5,929
Sequoia Mortgage Trust 2017-2
3.62%, 02/25/2047
(d),(e)
2,291 2,269
Sequoia Mortgage Trust 2017-3
3.79%, 04/25/2047
(d),(e)
2,298 2,410
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
963 999
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
2,540 2,635
$ 175,219
Other Asset Backed Securities - 0.81%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,456 1,461
TAL Advantage V LLC
3.33%, 05/20/2039
(e)
1,714 1,705
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,420
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 4,834 4,934
$ 13,520
TOTAL BONDS $ 313,617
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 77.61%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.72%
2.50%, 08/01/2027 $ 907 $ 954
2.50%, 02/01/2028 2,791 2,975
3.00%, 02/01/2027 2,351 2,481
3.00%, 02/01/2032 5,953 6,411
3.00%, 01/01/2033 4,025 4,326
3.00%, 04/01/2035 1,771 1,895
3.00%, 03/01/2037 4,149 4,398
3.00%, 10/01/2042 5,884 6,353
3.00%, 10/01/2042 5,269 5,798
3.00%, 05/01/2043 2,035 2,225
3.00%, 07/01/2045 5,822 6,330
3.00%, 10/01/2046 7,109 7,821
3.00%, 01/01/2047 5,740 6,315
3.50%, 11/01/2026 1,276 1,342
3.50%, 02/01/2032 2,956 3,193
3.50%, 04/01/2032 2,668 2,882
3.50%, 12/01/2041 2,103 2,341
3.50%, 04/01/2042 5,448 5,901
3.50%, 07/01/2042 6,892 7,504
3.50%, 08/01/2043 4,764 5,269
3.50%, 02/01/2044 5,091 5,511
3.50%, 07/01/2046 7,758 8,633
3.50%, 11/01/2046 4,803 5,260
3.50%, 01/01/2048 8,478 9,428
3.50%, 04/01/2049 11,393 12,423
3.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 12/01/2041 3,402 3,860
4.00%, 07/01/2042 2,588 2,939
4.00%, 09/15/2042 1,681 1,945
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2043 $ 3,154 $ 3,584
4.00%, 10/01/2045 6,640 7,482
4.00%, 11/01/2047 2,210 2,508
4.00%, 01/01/2048 6,775 7,687
4.50%, 04/01/2041 3,632 4,189
4.50%, 11/01/2043 3,343 3,855
5.00%, 10/01/2025 31 34
5.00%, 12/01/2032 25 28
5.00%, 02/01/2033 308 349
5.00%, 01/01/2034 3,038 3,488
5.00%, 05/01/2034 82 94
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 28 32
5.00%, 10/01/2035 6 7
5.00%, 11/01/2035 246 283
5.00%, 07/01/2044 2,339 2,687
5.00%, 03/01/2048 3,982 4,622
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 6 7
5.50%, 10/01/2033 11 13
5.50%, 12/01/2033 230 269
5.50%, 07/01/2037 13 15
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 26 29
6.00%, 01/01/2021 3 3
6.00%, 06/01/2028 5 5
6.00%, 05/01/2031 61 71
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 14 16
6.00%, 11/01/2033 266 300
6.00%, 11/01/2033 78 86
6.00%, 09/01/2034 49 58
6.00%, 02/01/2035 44 52
6.00%, 10/01/2036 32 38
6.00%, 03/01/2037 72 82
6.00%, 05/01/2037 86 102
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 30 33
6.00%, 04/01/2038 57 64
6.00%, 07/01/2038 131 148
6.00%, 10/01/2038 73 85
6.50%, 12/01/2021 26 26
6.50%, 04/01/2022 35 36
6.50%, 05/01/2022 22 22
6.50%, 08/01/2022 11 12
6.50%, 05/01/2023 23 23
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 25 28
6.50%, 04/01/2031 110 123
6.50%, 10/01/2031 42 48
6.50%, 02/01/2032 6 7
6.50%, 04/01/2032 5 6
6.50%, 04/01/2035 4 5
6.50%, 02/01/2037 27 31
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 162 177
7.00%, 06/01/2029 54 63
7.00%, 04/01/2031 40 45
7.00%, 10/01/2031 74 86
7.00%, 04/01/2032 98 115
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 10 10
8.50%, 07/01/2029 66 70
$ 180,081

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.45%
3.00%, 04/01/2043 $ 5,588 $ 5,940
3.65%, 12/01/2033 44 45
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 70 74
6.00%, 01/01/2032 98 106
6.00%, 04/01/2033 156 171
6.00%, 09/01/2034 340 384
6.50%, 06/01/2031 57 67
6.50%, 11/01/2032 321 358
6.50%, 11/01/2032 88 97
7.00%, 08/01/2028 39 44
7.00%, 12/01/2028 38 42
7.00%, 07/01/2029 44 51
7.00%, 07/01/2032 53 58
7.50%, 12/01/2024 45 47
7.50%, 02/01/2030 49 52
$ 7,536
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 44.67%
2.00%, 08/01/2028 1,735 1,814
2.00%, 07/01/2030 4,644 4,855
2.00%, 08/01/2035
(g)
8,000 8,324
2.00%, 09/01/2050
(g)
17,100 17,688
2.50%, 06/01/2027 3,315 3,526
2.50%, 05/01/2028 1,486 1,572
2.50%, 08/01/2028 1,964 2,098
2.50%, 03/01/2030 4,584 4,896
2.50%, 07/01/2030 6,520 6,938
2.50%, 12/01/2031 6,278 6,691
2.50%, 08/01/2035
(g)
12,495 13,115
2.50%, 04/01/2050 13,839 14,545
2.50%, 06/01/2050 12,568 13,215
2.50%, 09/01/2050
(g)
49,005 51,411
3.00%, 04/01/2027 2,291 2,421
3.00%, 05/01/2029 4,065 4,340
3.00%, 01/01/2030 342 363
3.00%, 08/01/2031 6,756 7,272
3.00%, 06/01/2033 9,025 9,602
3.00%, 12/01/2034 5,457 5,726
3.00%, 10/01/2036 5,073 5,536
3.00%, 11/01/2042 6,115 6,714
3.00%, 12/01/2042 4,701 5,161
3.00%, 12/01/2042 4,704 5,141
3.00%, 01/01/2043 4,421 4,832
3.00%, 02/01/2043 4,852 5,339
3.00%, 06/01/2043 8,477 9,307
3.00%, 08/01/2043 5,477 6,011
3.00%, 07/01/2045 2,165 2,365
3.00%, 01/01/2046 4,479 4,916
3.00%, 07/01/2046 6,233 6,729
3.00%, 09/01/2046 5,201 5,714
3.00%, 10/01/2046 6,038 6,565
3.00%, 11/01/2046 9,494 10,507
3.00%, 12/01/2046 4,933 5,414
3.00%, 12/01/2046 7,067 7,629
3.00%, 01/01/2047 5,596 6,156
3.00%, 01/01/2047 8,742 9,611
3.00%, 01/01/2047 7,937 8,726
3.00%, 10/01/2049 12,198 12,915
3.00%, 12/01/2049 9,232 9,775
3.00%, 01/01/2050 14,122 14,951
3.00%, 02/01/2050 13,904 14,721
3.50%, 08/01/2031 3,317 3,579
3.50%, 02/01/2033 6,987 7,536
3.50%, 09/01/2033 6,992 7,544
3.50%, 06/01/2039 3,490 3,775
3.50%, 02/01/2042 4,940 5,532
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2042 $ 2,511 $ 2,734
3.50%, 07/01/2042 3,687 4,073
3.50%, 09/01/2042 6,658 7,362
3.50%, 11/01/2042 3,835 4,241
3.50%, 02/01/2043 1,608 1,801
3.50%, 05/01/2043 2,198 2,462
3.50%, 05/01/2043 4,000 4,452
3.50%, 09/01/2044 11,597 12,973
3.50%, 10/01/2044 5,044 5,645
3.50%, 11/01/2044 4,513 5,051
3.50%, 03/01/2045 2,471 2,716
3.50%, 03/01/2045 4,199 4,671
3.50%, 06/01/2045 4,968 5,560
3.50%, 08/01/2045 4,631 5,183
3.50%, 09/01/2045 4,103 4,535
3.50%, 10/01/2045 4,725 5,289
3.50%, 11/01/2045 8,192 9,114
3.50%, 01/01/2046 4,160 4,656
3.50%, 03/01/2046 5,807 6,500
3.50%, 04/01/2046 6,035 6,754
3.50%, 10/01/2047 4,326 4,840
3.50%, 11/01/2048 11,434 12,788
3.50%, 05/01/2049 7,620 8,472
4.00%, 01/01/2034 950 1,025
4.00%, 10/01/2037 4,703 5,067
4.00%, 09/01/2040 2,028 2,242
4.00%, 02/01/2042 1,681 1,891
4.00%, 01/01/2043 1,669 1,896
4.00%, 03/01/2043 2,951 3,263
4.00%, 08/01/2043 5,676 6,448
4.00%, 04/01/2044 2,160 2,454
4.00%, 08/01/2044 7,840 8,904
4.00%, 08/01/2044 2,985 3,391
4.00%, 11/01/2044 2,350 2,669
4.00%, 12/01/2044 4,940 5,611
4.00%, 02/01/2045 3,951 4,487
4.00%, 07/01/2045 4,369 4,899
4.00%, 08/01/2045 4,694 5,331
4.00%, 01/01/2046 6,432 7,297
4.00%, 07/01/2046 6,166 7,003
4.00%, 08/01/2046 8,221 9,112
4.00%, 07/01/2047 6,487 7,363
4.00%, 10/01/2047 5,379 6,056
4.00%, 12/01/2047 4,515 5,124
4.00%, 02/01/2048 6,336 7,130
4.50%, 09/01/2025 747 799
4.50%, 08/01/2039 2,224 2,520
4.50%, 03/01/2041 2,795 3,112
4.50%, 03/01/2042 6,032 6,938
4.50%, 09/01/2043 2,944 3,394
4.50%, 09/01/2043 5,061 5,835
4.50%, 11/01/2043 4,644 5,354
4.50%, 10/01/2044 2,624 2,992
4.50%, 12/01/2044 6,475 7,465
4.50%, 05/01/2045 2,905 3,349
4.50%, 09/01/2045 4,130 4,691
4.50%, 10/01/2045 5,474 6,306
4.50%, 11/01/2045 6,858 7,788
4.50%, 08/01/2048 5,471 6,207
4.50%, 09/01/2048 10,132 11,663
4.50%, 11/01/2048 6,479 7,227
4.50%, 12/01/2048 7,006 7,842
5.00%, 01/01/2026 34 38
5.00%, 04/01/2035 106 121
5.00%, 05/01/2035 53 61
5.00%, 07/01/2035 18 20
5.00%, 02/01/2038 1,553 1,780

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 03/01/2038 $ 995 $ 1,141
5.00%, 02/01/2040 4,910 5,656
5.00%, 05/01/2040 2,063 2,392
5.00%, 07/01/2040 1,203 1,376
5.00%, 07/01/2041 5,735 6,661
5.00%, 02/01/2044 2,569 2,985
5.00%, 06/01/2044 2,480 2,854
5.00%, 05/01/2048 4,346 5,042
5.50%, 06/01/2026 37 41
5.50%, 07/01/2033 463 542
5.50%, 02/01/2037 3 3
5.50%, 12/01/2037 689 795
5.50%, 03/01/2038 143 165
6.00%, 12/01/2022 3 4
6.00%, 03/01/2029 28 31
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 7
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 40 46
6.00%, 03/01/2038 44 52
6.00%, 04/01/2039 410 468
6.50%, 09/01/2024 70 78
6.50%, 08/01/2028 15 17
6.50%, 02/01/2029 3 3
6.50%, 03/01/2029 22 24
6.50%, 04/01/2029 20 22
6.50%, 06/01/2031 58 65
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 28 31
6.50%, 04/01/2032 18 21
6.50%, 04/01/2032 18 21
6.50%, 08/01/2032 59 67
6.50%, 02/01/2033 61 70
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 23 27
6.50%, 08/01/2036 51 59
6.50%, 10/01/2036 25 30
6.50%, 11/01/2036 18 22
6.50%, 07/01/2037 9 10
6.50%, 07/01/2037 18 22
6.50%, 08/01/2037 314 374
6.50%, 08/01/2037 27 31
6.50%, 02/01/2038 21 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 2 2
7.00%, 11/01/2031 115 131
7.50%, 08/01/2032 6 7
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 750,595
Government National Mortgage Association (GNMA) - 15.97%
2.50%, 08/01/2050 36,500 38,565
3.00%, 11/15/2042 3,306 3,501
3.00%, 12/15/2042 3,450 3,656
3.00%, 02/15/2043 4,186 4,586
3.00%, 07/20/2045 14,015 14,896
3.00%, 07/20/2046 5,113 5,430
3.00%, 08/20/2046 11,155 11,867
3.00%, 09/20/2046 13,462 14,270
3.00%, 09/20/2046 5,798 6,367
3.00%, 11/20/2046 3,894 4,191
3.00%, 12/20/2046 6,712 7,120
3.00%, 02/20/2047 8,021 8,494
3.00%, 08/20/2047 5,566 5,897
3.00%, 11/15/2047 6,678 7,193
3.00%, 08/01/2050 16,055 16,977
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 08/20/2042 $ 3,564 $ 3,927
3.50%, 05/15/2043 5,929 6,459
3.50%, 06/20/2043 4,248 4,688
3.50%, 08/15/2043 4,997 5,456
3.50%, 04/20/2045 3,386 3,620
3.50%, 02/20/2047 1,955 2,157
3.50%, 04/20/2047 9,995 10,635
3.50%, 05/20/2047 11,816 12,729
3.50%, 10/20/2047 4,004 4,312
3.50%, 11/20/2047 4,071 4,344
3.50%, 02/20/2048 11,463 12,174
4.00%, 08/15/2041 3,093 3,387
4.00%, 09/15/2041 4,933 5,528
4.00%, 03/15/2044 3,368 3,784
4.00%, 10/20/2044 2,968 3,248
4.00%, 01/20/2048 20,456 22,435
5.00%, 02/15/2034 88 101
5.00%, 10/15/2039 2,021 2,322
5.50%, 07/20/2033 744 859
5.50%, 03/20/2034 786 909
5.50%, 05/20/2035 80 93
6.00%, 10/15/2023 39 43
6.00%, 11/15/2023 4 4
6.00%, 11/15/2023 6 7
6.00%, 12/15/2023 2 2
6.00%, 04/20/2026 21 24
6.00%, 10/20/2028 3 4
6.00%, 02/20/2029 41 46
6.00%, 09/15/2032 46 51
6.00%, 02/15/2033 16 18
6.00%, 07/20/2033 589 674
6.00%, 08/15/2038 64 71
6.50%, 09/15/2023 1 1
6.50%, 09/15/2023 8 9
6.50%, 09/15/2023 3 3
6.50%, 10/15/2023 6 6
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 7 8
6.50%, 12/15/2023 8 9
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 14 15
6.50%, 01/15/2024 3 3
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 7 8
6.50%, 04/15/2024 5 5
6.50%, 04/20/2024 3 3
6.50%, 07/15/2024 12 13
6.50%, 01/15/2026 4 4
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 5 5
6.50%, 03/20/2031 40 47
6.50%, 04/20/2031 33 39
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 10
6.50%, 07/15/2032 2 2
6.50%, 05/20/2034 410 466
6.80%, 04/20/2025 1 1
7.00%, 11/15/2022 1 1
7.00%, 12/15/2022 6 6
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 3 3
7.00%, 02/15/2023 9 9
7.00%, 07/15/2023 3 3
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 4 4
7.00%, 12/15/2023 2 3

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 12/15/2023 $ 7 $ 8
7.00%, 01/15/2026 5 5
7.00%, 01/15/2027 9 9
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 6 6
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 2 2
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 84 94
7.00%, 12/15/2028 45 50
7.00%, 01/15/2029 32 36
7.00%, 03/15/2029 19 19
7.00%, 04/15/2029 129 144
7.00%, 05/15/2031 4 5
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 2 2
7.50%, 03/15/2022 2 2
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 5 5
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 3 3
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 6 7
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 6 7
7.50%, 08/15/2029 21 22
7.50%, 10/15/2029 14 14
7.50%, 11/15/2029 38 39
8.00%, 02/15/2022 1 1
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 3 3
9.50%, 08/15/2021 1 1
$ 268,325
U.S. Treasury - 1.10%
2.13%, 12/31/2022 4,920 5,157
3.13%, 05/15/2021 13,000 13,305
$ 18,462
U.S. Treasury Bill - 4.70%
0.11%, 10/15/2020
(h)
79,000 78,984
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,303,983
Total Investments $ 1,822,706
Other Assets and Liabilities -  (8.49)% (142,625)
TOTAL NET ASSETS - 100.00% $ 1,680,081
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,094 or 3.28% of net assets.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 87.89%
Money Market Funds 12.21%
Government 5.80%
Asset Backed Securities 2.59%
Other Assets and Liabilities
(8.49)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 61,450 $ 701,558 $ 557,902 $ 205,106
$ 61,450 $ 701,558 $ 557,902 $ 205,106
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 404 $ — $ — $ —
$ 404 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2020 Short 439 $ 61,494 $ (557)
US Long Bond; September 2020 Short 130 23,696 (520)
US Ultra Bond; September 2020 Short 11 2,505 (84)
Total $ (1,161)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.86% Shares Held Value (000's)
Money Market Funds - 3.86%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
2,831,015 $ 2,831
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
110,079,827 110,080
$ 112,911
TOTAL INVESTMENT COMPANIES $ 112,911
COMMON STOCKS - 0.06% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(d)
270 $ —
Commercial Services - 0.06%
ATD New Holdings Inc
(d),(e),(f)
101,514 1,661
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 1,661
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.68%
Principal
Amount (000's) Value (000's)
Advertising - 0.43%
Clear Channel International BV
6.63%, 08/01/2025
(g),(h)
$ 326 $ 333
Lamar Media Corp
3.75%, 02/15/2028
(h)
1,000 1,009
5.75%, 02/01/2026 601 631
MDC Partners Inc
6.50%, 05/01/2024
(h)
1,260 1,194
National CineMedia LLC
5.88%, 04/15/2028
(h)
900 718
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(h)
575 538
5.00%, 08/15/2027
(h)
7,180 7,030
5.63%, 02/15/2024 124 125
Terrier Media Buyer Inc
8.88%, 12/15/2027
(h)
830 851
$ 12,429
Aerospace & Defense - 2.16%
Bombardier Inc
5.75%, 03/15/2022
(h)
300 285
6.00%, 10/15/2022
(h)
890 819
6.13%, 01/15/2023
(h)
782 672
7.45%, 05/01/2034
(h)
200 140
7.50%, 12/01/2024
(h)
400 324
7.50%, 03/15/2025
(h)
1,123 907
7.88%, 04/15/2027
(h)
1,455 1,157
8.75%, 12/01/2021
(h)
800 800
F- Brasile SpA / F- Brasile US LLC
7.38%, 08/15/2026
(h)
500 401
Leonardo US Holdings Inc
6.25%, 01/15/2040
(h)
140 158
Rolls-Royce PLC
3.63%, 10/14/2025
(h)
1,500 1,551
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(h)
655 619
5.38%, 05/01/2026
(h)
395 410
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,232
4.60%, 06/15/2028 560 437
7.50%, 04/15/2025
(h)
1,000 983
SSL Robotics LLC
9.75%, 12/31/2023
(h)
875 971
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
5.50%, 11/15/2027 $ 15,070 $ 14,297
6.25%, 03/15/2026
(h)
13,335 14,068
6.38%, 06/15/2026 10,208 10,008
6.50%, 07/15/2024 1,120 1,123
6.50%, 05/15/2025 1,054 1,033
7.50%, 03/15/2027 8,005 8,105
8.00%, 12/15/2025
(h)
989 1,073
TransDigm UK Holdings PLC
6.88%, 05/15/2026 235 234
Triumph Group Inc
5.25%, 06/01/2022 755 614
6.25%, 09/15/2024
(h)
250 221
7.75%, 08/15/2025
( i )
631 409
$ 63,051
Agriculture - 0.10%
JBS Investments II GmbH
5.75%, 01/15/2028
(h)
730 775
7.00%, 01/15/2026
(h)
785 844
Vector Group Ltd
6.13%, 02/01/2025
(h)
906 900
10.50%, 11/01/2026
(h)
415 425
$ 2,944
Airlines - 0.34%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 239 194
American Airlines Group Inc
3.75%, 03/01/2025
(h)
405 180
5.00%, 06/01/2022
(h)
605 338
American Airlines Inc
11.75%, 07/15/2025
(h)
2,020 1,761
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,219
3.63%, 03/15/2022 1,400 1,375
3.75%, 10/28/2029 830 677
3.80%, 04/19/2023 685 638
4.38%, 04/19/2028 730 628
7.38%, 01/15/2026 2,250 2,230
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 178 157
United Airlines Holdings Inc
4.25%, 10/01/2022
( i )
450 402
5.00%, 02/01/2024
( i )
242 202
$ 10,001
Apparel - 0.09%
Hanesbrands Inc
4.63%, 05/15/2024
(h)
1,045 1,105
4.88%, 05/15/2026
(h)
715 779
Levi Strauss & Co
5.00%, 05/01/2025 150 154
Under Armour Inc
3.25%, 06/15/2026 420 392
Wolverine World Wide Inc
5.00%, 09/01/2026
(h)
80 79
$ 2,509
Automobile Manufacturers - 2.93%
Allison Transmission Inc
4.75%, 10/01/2027
(h)
25 26
5.00%, 10/01/2024
(h)
630 642
5.88%, 06/01/2029
(h)
465 514
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(h),( i )
324 283
BCD Acquisition Inc
9.63%, 09/15/2023
(h)
800 784
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,323 1,402

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Co
4.35%, 12/08/2026 $ 740 $ 751
4.75%, 01/15/2043 1,446 1,323
5.29%, 12/08/2046 1,145 1,088
6.63%, 10/01/2028 720 783
7.45%, 07/16/2031 4,040 4,788
8.50%, 04/21/2023 1,330 1,476
9.00%, 04/22/2025 3,588 4,227
9.63%, 04/22/2030
( i )
10,110 13,320
Ford Motor Credit Co LLC
3.09%, 01/09/2023 930 926
3.10%, 05/04/2023 1,700 1,683
3.22%, 01/09/2022 500 494
3.34%, 03/28/2022 415 417
3.35%, 11/01/2022 1,050 1,057
3.55%, 10/07/2022 290 291
3.66%, 09/08/2024 845 851
3.81%, 10/12/2021 750 758
3.81%, 01/09/2024 1,900 1,915
3.82%, 11/02/2027 775 760
4.06%, 11/01/2024 4,739 4,844
4.13%, 08/04/2025 3,000 3,075
4.27%, 01/09/2027 1,910 1,940
4.38%, 08/06/2023 2,025 2,095
4.39%, 01/08/2026 1,300 1,335
4.54%, 08/01/2026 8,580 8,838
4.69%, 06/09/2025 1,875 1,956
5.11%, 05/03/2029 3,725 3,985
5.13%, 06/16/2025 4,525 4,824
5.58%, 03/18/2024 6,900 7,331
5.60%, 01/07/2022 680 706
General Motors Co
0.00%, 12/01/2020
(d),(e),(f),(j)
25 —
0.00%, 12/01/2020
(d),(e),(f),(j)
50 —
0.00%, 07/15/2023
(d),(e),(f),(j)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(j)
700 —
0.00%, 05/01/2028
(d),(e),(f),(j)
150 —
0.00%, 03/06/2032
(d),(e),(f),(j)
75 —
0.00%, 07/15/2033
(d),(e),(f),(j)
100 —
0.00%, 07/15/2033
(d),(e),(f),(j)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(j)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(h)
405 323
5.63%, 02/01/2023
(h)
405 381
JB Poindexter & Co Inc
7.13%, 04/15/2026
(h)
115 121
Navistar International Corp
6.63%, 11/01/2025
(h)
1,505 1,543
Tesla Inc
5.30%, 08/15/2025
(h)
1,090 1,128
Wabash National Corp
5.50%, 10/01/2025
(h)
792 770
$ 85,754
Automobile Parts & Equipment - 1.13%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(h)
1,250 1,167
Adient US LLC
7.00%, 05/15/2026
(h)
250 268
9.00%, 04/15/2025
(h)
650 722
American Axle & Manufacturing Inc
6.25%, 04/01/2025
( i )
280 289
6.25%, 03/15/2026 649 654
6.50%, 04/01/2027 802 822
6.88%, 07/01/2028 1,700 1,734
Clarios Global LP
6.75%, 05/15/2025
(h)
405 435
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(h)
$ 12,315 $ 13,179
8.50%, 05/15/2027
(h)
1,490 1,566
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(h)
626 344
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(h)
910 951
6.50%, 06/01/2026
(h)
537 565
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(h)
1,000 982
Delphi Technologies PLC
5.00%, 10/01/2025
(h)
650 717
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 585 578
5.00%, 05/31/2026 700 700
5.13%, 11/15/2023 600 599
9.50%, 05/31/2025 2,430 2,741
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(h),(k),(l)
950 967
Meritor Inc
6.25%, 02/15/2024 69 71
Tenneco Inc
5.00%, 07/15/2026 434 291
5.38%, 12/15/2024 42 28
Truck Hero Inc
8.50%, 04/21/2024
(h)
300 314
ZF North America Capital Inc
4.50%, 04/29/2022
(h)
975 1,019
4.75%, 04/29/2025
(h)
1,400 1,477
$ 33,180
Banks - 1.21%
CIT Group Inc
4.75%, 02/16/2024 795 823
5.00%, 08/15/2022 2,471 2,551
5.00%, 08/01/2023 905 947
5.25%, 03/07/2025 515 551
6.13%, 03/09/2028 650 735
Commerzbank AG
8.13%, 09/19/2023
(h)
985 1,138
Deutsche Bank AG
4.30%, 05/24/2028
(m)
750 733
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,273
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(m)
645 617
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(h)
795 1,113
Freedom Mortgage Corp
8.13%, 11/15/2024
(h)
580 571
8.25%, 04/15/2025
(h)
900 898
10.75%, 04/01/2024
(h)
300 309
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(h)
1,645 1,731
5.71%, 01/15/2026
(h)
1,200 1,306
Natwest Group PLC
7.65%, 12/31/2049
(m),(n)
605 903
3 Month USD LIBOR + 2.50%
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(h)
14,033 13,401
RBS Capital Trust II
6.43%, 12/31/2049
(m),(n)
150 225
3 Month USD LIBOR + 1.94%
Standard Chartered PLC
7.01%, 12/31/2049
(h),(m),(n)
600 680
3 Month USD LIBOR + 1.46%

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Synovus Financial Corp
5.90%, 02/07/2029
(m)
$ 900 $ 919
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(h),(m)
1,210 1,244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(h),(m)
1,000 1,065
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(h),(m)
1,465 1,703
USD Swap Rate NY 5 Year + 4.91%
$ 35,436
Beverages - 0.02%
Cott Holdings Inc
5.50%, 04/01/2025
(h)
585 608
Building Materials - 0.41%
American Woodmark Corp
4.88%, 03/15/2026
(h)
300 301
BMC East LLC
5.50%, 10/01/2024
(h)
235 240
Boise Cascade Co
4.88%, 07/01/2030
(h)
325 344
Builders FirstSource Inc
5.00%, 03/01/2030
(h)
640 671
6.75%, 06/01/2027
(h)
725 798
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(h)
1,175 1,212
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(h)
405 429
James Hardie International Finance DAC
5.00%, 01/15/2028
(h)
300 320
JELD-WEN Inc
4.63%, 12/15/2025
(h)
1,280 1,293
4.88%, 12/15/2027
(h)
371 377
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.38%, 02/01/2028
(h)
395 421
5.75%, 09/15/2026
(h)
220 231
Norbord Inc
5.75%, 07/15/2027
(h)
300 320
6.25%, 04/15/2023
(h)
2 2
Patrick Industries Inc
7.50%, 10/15/2027
(h)
435 463
Standard Industries Inc /NJ
4.38%, 07/15/2030
(h)
900 972
4.75%, 01/15/2028
(h)
870 930
5.00%, 02/15/2027
(h)
675 717
6.00%, 10/15/2025
(h)
765 797
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(h)
238 243
5.25%, 01/15/2029
(g),(h)
565 586
US Concrete Inc
6.38%, 06/01/2024 248 253
$ 11,926
Chemicals - 0.93%
Aruba Investments Inc
8.75%, 02/15/2023
(h)
179 184
Ashland LLC
4.75%, 08/15/2022 120 126
6.88%, 05/15/2043 250 299
Avient Corp
5.25%, 03/15/2023 355 390
5.75%, 05/15/2025
(h)
525 570
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
CF Industries Inc
3.45%, 06/01/2023 $ 625 $ 655
4.95%, 06/01/2043 515 603
5.15%, 03/15/2034 517 595
5.38%, 03/15/2044 621 758
Chemours Co/The
5.38%, 05/15/2027 375 367
6.63%, 05/15/2023 497 497
7.00%, 05/15/2025
( i )
575 584
Consolidated Energy Finance SA
6.88%, 06/15/2025
(h)
300 284
Cornerstone Chemical Co
6.75%, 08/15/2024
(h)
6,853 6,305
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(h)
300 294
Element Solutions Inc
5.88%, 12/01/2025
(h)
800 826
GCP Applied Technologies Inc
5.50%, 04/15/2026
(h)
600 612
HB Fuller Co
4.00%, 02/15/2027 750 735
Hexion Inc
7.88%, 07/15/2027
(h)
325 323
INEOS Group Holdings SA
5.63%, 08/01/2024
(h)
430 432
Innophos Holdings Inc
9.38%, 02/15/2028
(h)
440 449
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(h)
900 931
Methanex Corp
4.25%, 12/01/2024 275 266
5.25%, 12/15/2029 625 605
Nouryon Holding BV
8.00%, 10/01/2026
(h),( i )
525 559
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(h)
600 597
OCI NV
5.25%, 11/01/2024
(h)
485 487
6.63%, 04/15/2023
(h)
545 565
Olin Corp
5.00%, 02/01/2030 520 489
5.13%, 09/15/2027 477 461
5.50%, 08/15/2022 190 194
5.63%, 08/01/2029 500 478
9.50%, 06/01/2025
(h)
375 428
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(h)
432 424
Rayonier AM Products Inc
5.50%, 06/01/2024
(h),( i )
790 478
SPCM SA
4.88%, 09/15/2025
(h)
395 406
TPC Group Inc
10.50%, 08/01/2024
(h)
705 627
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(h)
1,018 1,005
Tronox Finance PLC
5.75%, 10/01/2025
(h)
880 871
Tronox Inc
6.50%, 04/15/2026
(h)
575 576
Valvoline Inc
4.25%, 02/15/2030
(h)
525 552
4.38%, 08/15/2025 318 329
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(h)
15 11

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace & Co-Conn
5.63%, 10/01/2024
(h)
$ 60 $ 65
$ 27,292
Coal - 0.10%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(h)
1,061 737
CONSOL Energy Inc
11.00%, 11/15/2025
(h)
295 122
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(h)
1,000 844
Peabody Energy Corp
6.00%, 03/31/2022
(h)
236 155
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(h)
340 313
Warrior Met Coal Inc
8.00%, 11/01/2024
(h)
585 602
$ 2,773
Commercial Services - 3.17%
ACE Cash Express Inc
12.00%, 12/15/2022
(h)
3 2
Adani Abbot Point Terminal Pty Ltd
4.45%, 12/15/2022
(h)
1,085 971
ADT Security Corp/The
3.50%, 07/15/2022 560 575
4.13%, 06/15/2023 315 330
4.88%, 07/15/2032
(h)
540 543
Ahern Rentals Inc
7.38%, 05/15/2023
(h)
545 243
Algeco Global Finance Plc
8.00%, 02/15/2023
(h)
600 597
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(h)
1,635 1,749
9.75%, 07/15/2027
(h)
1,005 1,117
AMN Healthcare Inc
5.13%, 10/01/2024
(h)
253 257
Aptim Corp
7.75%, 06/15/2025
(h)
300 124
APX Group Inc
6.75%, 02/15/2027
(h)
485 484
7.88%, 12/01/2022 508 512
ASGN Inc
4.63%, 05/15/2028
(h)
7,020 7,178
Atento Luxco 1 SA
6.13%, 08/10/2022
(h)
100 93
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
6.38%, 04/01/2024
(h)
118 113
Brink's Co/The
4.63%, 10/15/2027
(h)
1,100 1,119
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(h)
360 372
Carriage Services Inc
6.63%, 06/01/2026
(h)
8 8
Cimpress PLC
7.00%, 06/15/2026
(h)
626 634
Emeco Pty Ltd
9.25%, 03/31/2022 255 257
Garda World Security Corp
4.63%, 02/15/2027
(h)
460 473
8.75%, 05/15/2025
(h)
140 144
9.50%, 11/01/2027
(h)
795 867
Gartner Inc
5.13%, 04/01/2025
(h)
440 455
Graham Holdings Co
5.75%, 06/01/2026
(h)
1,029 1,091
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Herc Holdings Inc
5.50%, 07/15/2027
(h)
$ 155 $ 164
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(h)
1,380 1,442
5.00%, 06/15/2028
(h)
3,540 3,769
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(h),( i )
220 171
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(h)
22,154 22,736
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(h),( i )
775 795
5.50%, 10/01/2021
(h)
131 131
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(h)
4,299 4,318
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04/15/2024
(h)
1,385 1,489
5.75%, 04/15/2026
(h)
950 1,055
6.25%, 01/15/2028
(h)
1,015 1,058
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(h)
10,170 10,996
8.25%, 11/15/2026
(h)
1,255 1,385
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(h)
405 419
Service Corp International/US
5.13%, 06/01/2029 565 624
5.38%, 05/15/2024 475 484
8.00%, 11/15/2021 370 393
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(h)
2,260 2,328
Sotheby's
7.38%, 10/15/2027
(h),( i )
8,665 8,752
Team Health Holdings Inc
6.38%, 02/01/2025
(h),( i )
654 379
United Rentals North America Inc
3.88%, 11/15/2027 605 635
4.00%, 07/15/2030 780 807
4.63%, 10/15/2025 939 966
4.88%, 01/15/2028 1,965 2,110
5.25%, 01/15/2030 200 219
5.50%, 07/15/2025 452 465
5.50%, 05/15/2027 905 974
5.88%, 09/15/2026 1,060 1,132
6.50%, 12/15/2026 1,075 1,193
Verscend Escrow Corp
9.75%, 08/15/2026
(h)
890 985
WEX Inc
4.75%, 02/01/2023
(h)
130 130
WW International Inc
8.63%, 12/01/2025
(h)
17 18
$ 92,830
Computers - 0.49%
Banff Merger Sub Inc
9.75%, 09/01/2026
(h)
1,450 1,535
Booz Allen Hamilton Inc
5.13%, 05/01/2025
(h)
174 178
Dell Inc
5.40%, 09/10/2040 150 157
6.50%, 04/15/2038 314 346
Diebold Nixdorf Inc
8.50%, 04/15/2024
( i )
300 275
9.38%, 07/15/2025
(h)
565 598
EMC Corp
3.38%, 06/01/2023 415 435
Everi Payments Inc
7.50%, 12/15/2025
(h)
7 7

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07/15/2023
(h)
$ 735 $ 184
MTS Systems Corp
5.75%, 08/15/2027
(h)
510 496
NCR Corp
5.75%, 09/01/2027
(h)
875 903
6.13%, 09/01/2029
(h)
835 915
6.38%, 12/15/2023 480 494
Presidio Holdings Inc
4.88%, 02/01/2027
(h)
4,400 4,488
8.25%, 02/01/2028
(h)
330 343
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(h)
994 1,026
Western Digital Corp
4.75%, 02/15/2026 1,883 2,046
$ 14,426
Consumer Products - 0.10%
ACCO Brands Corp
5.25%, 12/15/2024
(h)
316 324
Central Garden & Pet Co
5.13%, 02/01/2028 642 679
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(h)
721 734
Prestige Brands Inc
6.38%, 03/01/2024
(h)
228 236
Spectrum Brands Inc
5.75%, 07/15/2025 785 808
$ 2,781
Cosmetics & Personal Care - 0.09%
Avon International Capital PLC
6.50%, 08/15/2022
(h)
878 874
Avon Products Inc
7.00%, 03/15/2023 84 86
8.95%, 03/15/2043 240 271
Coty Inc
6.50%, 04/15/2026
(h)
1,033 806
Edgewell Personal Care Co
4.70%, 05/24/2022 405 426
High Ridge Brands Co
0.00%, 03/15/2025
(d),(h)
4,938 148
$ 2,611
Distribution & Wholesale - 0.95%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(h)
565 588
5.88%, 05/15/2026
(h)
450 476
Core & Main Holdings LP
8.63%, PIK 9.38%, 09/15/2024
(h),(k),(l)
300 303
Core & Main LP
6.13%, 08/15/2025
(h)
580 598
H&E Equipment Services Inc
5.63%, 09/01/2025 493 513
HD Supply Inc
5.38%, 10/15/2026
(h)
595 624
IAA Inc
5.50%, 06/15/2027
(h)
6,403 6,827
KAR Auction Services Inc
5.13%, 06/01/2025
(h)
932 937
Performance Food Group Inc
5.50%, 06/01/2024
(h)
4,260 4,297
5.50%, 10/15/2027
(h)
7,590 7,837
6.88%, 05/01/2025
(h)
2,225 2,397
Resideo Funding Inc
6.13%, 11/01/2026
(h)
703 717
Univar Solutions USA Inc /Washington
5.13%, 12/01/2027
(h)
405 428
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Wolverine Escrow LLC
8.50%, 11/15/2024
(h)
$ 517 $ 375
9.00%, 11/15/2026
(h)
715 518
13.13%, 11/15/2027
(h)
420 277
$ 27,712
Diversified Financial Services - 5.47%
AerCap Holdings NV
5.88%, 10/10/2079
(m)
700 537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.50%, 07/15/2025 1,350 1,449
AG Issuer LLC
6.25%, 03/01/2028
(h)
49 50
Aircastle Ltd
4.25%, 06/15/2026 1,345 1,264
Alliance Data Systems Corp
4.75%, 12/15/2024
(h)
8,875 8,209
Ally Financial Inc
5.75%, 11/20/2025 2,025 2,286
8.00%, 11/01/2031 5,340 7,386
8.00%, 11/01/2031 1,237 1,666
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
900 916
6.63%, 03/15/2026 1,209 1,262
Curo Group Holdings Corp
8.25%, 09/01/2025
(h)
650 518
Enova International Inc
8.50%, 09/01/2024
(h)
635 575
8.50%, 09/15/2025
(h)
170 153
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h),(k),(l)
830 517
goeasy Ltd
5.38%, 12/01/2024
(h)
445 461
Lincoln Financing SARL
3.63%, 04/01/2024
(h)
EUR 5,500 6,362
LPL Holdings Inc
4.63%, 11/15/2027
(h)
$ 160 165
5.75%, 09/15/2025
(h)
859 893
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(h)
9,300 9,486
8.13%, 07/15/2023
(h)
11,655 12,119
9.13%, 07/15/2026
(h)
595 647
Navient Corp
5.00%, 03/15/2027 575 551
5.50%, 01/25/2023 100 102
5.63%, 08/01/2033 122 104
5.88%, 10/25/2024 763 782
6.13%, 03/25/2024 455 471
6.50%, 06/15/2022 1,000 1,045
6.75%, 06/25/2025 550 575
6.75%, 06/15/2026 510 530
7.25%, 01/25/2022 625 656
7.25%, 09/25/2023 140 148
NFP Corp
6.88%, 07/15/2025
(h)
18,741 19,355
6.88%, 08/15/2028
(g),(h)
24,120 24,150
8.00%, 07/15/2025
(h)
4,278 4,464
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(h)
223 196
OneMain Finance Corp
5.38%, 11/15/2029 1,335 1,409
5.63%, 03/15/2023 950 1,005
6.13%, 05/15/2022 500 526
6.13%, 03/15/2024 850 925
6.63%, 01/15/2028 14,145 16,210
6.88%, 03/15/2025 1,400 1,565

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp   (continued)
7.13%, 03/15/2026 $ 3,724 $ 4,366
7.75%, 10/01/2021 548 578
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(h)
2,500 2,324
Quicken Loans LLC
5.25%, 01/15/2028
(h)
9,850 10,639
5.75%, 05/01/2025
(h)
8,693 8,962
SLM Corp
5.13%, 04/05/2022 1,200 1,224
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08/15/2021
(h)
397 290
$ 160,073
Electric - 0.84%
AES Corp/The
5.13%, 09/01/2027 402 435
5.50%, 04/15/2025 177 182
6.00%, 05/15/2026 919 972
Calpine Corp
4.50%, 02/15/2028
(h)
995 1,027
4.63%, 02/01/2029
(g),(h)
525 530
5.00%, 02/01/2031
(g),(h)
685 702
5.13%, 03/15/2028
(h)
1,050 1,092
5.25%, 06/01/2026
(h)
1,150 1,196
5.50%, 02/01/2024 800 812
5.75%, 01/15/2025 890 916
Clearway Energy Operating LLC
4.75%, 03/15/2028
(h)
280 299
5.00%, 09/15/2026 100 105
Drax Finco PLC
6.63%, 11/01/2025
(h)
400 417
InterGen NV
7.00%, 06/30/2023
(h)
750 729
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(h)
400 411
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(h)
600 639
4.50%, 09/15/2027
(h)
273 297
NRG Energy Inc
5.25%, 06/15/2029
(h)
1,340 1,482
5.75%, 01/15/2028 1,155 1,270
6.63%, 01/15/2027 1,193 1,271
7.25%, 05/15/2026 1,299 1,401
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(h)
565 599
PG&E Corp
5.25%, 07/01/2030 825 858
Talen Energy Supply LLC
6.50%, 06/01/2025 475 318
6.63%, 01/15/2028
(h)
345 346
7.25%, 05/15/2027
(h)
505 525
10.50%, 01/15/2026
(h)
528 409
TransAlta Corp
4.50%, 11/15/2022 751 759
6.50%, 03/15/2040 275 275
Vistra Operations Co LLC
5.00%, 07/31/2027
(h)
1,225 1,308
5.50%, 09/01/2026
(h)
1,250 1,317
5.63%, 02/15/2027
(h)
1,570 1,685
$ 24,584
Electrical Components & Equipment - 0.27%
Energizer Holdings Inc
6.38%, 07/15/2026
(h)
755 804
7.75%, 01/15/2027
(h)
640 710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment (continued)
EnerSys
5.00%, 04/30/2023
(h)
$ 838 $ 858
WESCO Distribution Inc
5.38%, 12/15/2021 405 408
5.38%, 06/15/2024 11 11
7.13%, 06/15/2025
(h)
3,660 4,017
7.25%, 06/15/2028
(h)
1,070 1,169
$ 7,977
Electronics - 0.10%
Ingram Micro Inc
5.00%, 08/10/2022 200 203
5.45%, 12/15/2024 393 405
Sensata Technologies BV
4.88%, 10/15/2023
(h)
675 710
5.00%, 10/01/2025
(h)
681 735
5.63%, 11/01/2024
(h)
890 970
$ 3,023
Energy - Alternate Sources - 0.26%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(h)
5,525 5,953
Pattern Energy Group Inc
5.88%, 02/01/2024
(h)
94 97
TerraForm Power Operating LLC
5.00%, 01/31/2028
(h)
720 794
Topaz Solar Farms LLC
4.88%, 09/30/2039
(h)
149 164
5.75%, 09/30/2039
(h)
536 639
$ 7,647
Engineering & Construction - 0.18%
AECOM
5.13%, 03/15/2027 750 824
5.88%, 10/15/2024 16 18
AECOM Global II LLC / URS Fox US LP
5.00%, 04/01/2022 337 345
Brand Industrial Services Inc
8.50%, 07/15/2025
(h)
640 592
Fluor Corp
3.50%, 12/15/2024 420 345
4.25%, 09/15/2028 505 429
frontdoor Inc
6.75%, 08/15/2026
(h)
215 232
MasTec Inc
4.50%, 08/15/2028
(g),(h)
485 507
4.88%, 03/15/2023 137 138
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(h)
569 586
PowerTeam Services LLC
9.03%, 12/04/2025
(h)
595 630
TopBuild Corp
5.63%, 05/01/2026
(h)
258 267
Tutor Perini Corp
6.88%, 05/01/2025
(h)
431 430
Weekley Homes LLC / Weekley Finance Corp
6.00%, 02/01/2023 25 25
6.63%, 08/15/2025 27 28
$ 5,396
Entertainment - 2.32%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(h)
250 231
Boyne USA Inc
7.25%, 05/01/2025
(h)
2,128 2,275
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(h)
7,575 6,829
Cedar Fair LP
5.25%, 07/15/2029 405 383

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 $ 100 $ 98
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 893
5.50%, 05/01/2025
(h)
105 107
Churchill Downs Inc
4.75%, 01/15/2028
(h)
1,255 1,280
5.50%, 04/01/2027
(h)
660 691
Cinemark USA Inc
4.88%, 06/01/2023 7,850 6,672
8.75%, 05/01/2025
(h)
2,575 2,659
Cirsa Finance International Sarl
7.88%, 12/20/2023
(h)
400 370
Colt Merger Sub Inc
5.75%, 07/01/2025
(h)
4,550 4,732
6.25%, 07/01/2025
(h)
2,790 2,910
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(h)
475 378
Enterprise Development Authority/The
12.00%, 07/15/2024
(h)
80 79
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(h)
210 164
Golden Entertainment Inc
7.63%, 04/15/2026
(h)
50 43
International Game Technology PLC
5.25%, 01/15/2029
(h)
625 639
6.25%, 02/15/2022
(h)
586 612
6.25%, 01/15/2027
(h)
475 506
6.50%, 02/15/2025
(h)
660 711
Jacobs Entertainment Inc
7.88%, 02/01/2024
(h)
310 281
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(h)
495 494
6.38%, 02/01/2024
(h)
550 555
Live Nation Entertainment Inc
4.75%, 10/15/2027
(h)
1,300 1,201
4.88%, 11/01/2024
(h)
650 614
5.63%, 03/15/2026
(h)
2,250 2,138
6.50%, 05/15/2027
(h)
10,175 10,938
Merlin Entertainments Ltd
5.75%, 06/15/2026
(h)
325 309
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(h)
1,025 866
Motion Bondco DAC
6.63%, 11/15/2027
(h)
173 148
Penn National Gaming Inc
5.63%, 01/15/2027
(h)
250 247
Powdr Corp
6.00%, 08/01/2025
(h)
240 245
Scientific Games International Inc
5.00%, 10/15/2025
(h)
1,205 1,194
7.00%, 05/15/2028
(h)
575 529
8.25%, 03/15/2026
(h)
900 901
SeaWorld Parks & Entertainment Inc
9.50%, 08/01/2025
(g),(h)
3,310 3,356
Six Flags Entertainment Corp
4.88%, 07/31/2024
(h)
1,341 1,274
5.50%, 04/15/2027
(h),( i )
890 841
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(h)
95 102
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(h)
6,225 5,665
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(h)
$ 630 $ 680
Vail Resorts Inc
6.25%, 05/15/2025
(h)
485 523
WMG Acquisition Corp
3.88%, 07/15/2030
(h)
430 460
5.50%, 04/15/2026
(h)
21 22
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(h)
585 560
7.75%, 04/15/2025
(h)
485 509
$ 67,914
Environmental Control - 1.03%
Clean Harbors Inc
4.88%, 07/15/2027
(h)
440 466
5.13%, 07/15/2029
(h)
300 321
Covanta Holding Corp
5.88%, 03/01/2024 850 872
5.88%, 07/01/2025 12,217 12,645
6.00%, 01/01/2027 4,888 5,059
GFL Environmental Inc
4.25%, 06/01/2025
(h)
405 421
5.13%, 12/15/2026
(h)
615 653
7.00%, 06/01/2026
(h)
3,262 3,457
8.50%, 05/01/2027
(h)
4,285 4,801
Harsco Corp
5.75%, 07/31/2027
(h)
595 624
Stericycle Inc
5.38%, 07/15/2024
(h)
80 84
Tervita Corp
7.63%, 12/01/2021
(h)
275 217
Waste Pro USA Inc
5.50%, 02/15/2026
(h)
431 438
$ 30,058
Food - 2.35%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(h)
445 455
4.63%, 01/15/2027
(h)
1,155 1,221
4.88%, 02/15/2030
(h)
800 866
5.75%, 03/15/2025 980 1,014
5.88%, 02/15/2028
(h)
612 670
7.50%, 03/15/2026
(h)
725 816
B&G Foods Inc
5.25%, 04/01/2025 589 616
5.25%, 09/15/2027 575 611
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04/15/2025
(h)
755 787
Dole Food Co Inc
7.25%, 06/15/2025
(h)
656 646
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(h)
375 367
Fresh Market Inc /The
9.75%, 05/01/2023
(h)
743 609
Ingles Markets Inc
5.75%, 06/15/2023 56 57
JBS USA LUX SA / JBS USA Finance Inc
5.88%, 07/15/2024
(h)
777 792
6.75%, 02/15/2028
(h)
1,455 1,626
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(h)
1,020 1,125
6.50%, 04/15/2029
(h)
1,145 1,297
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(h)
40 43

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.00%, 06/01/2026 $ 1,615 $ 1,708
3.75%, 04/01/2030
(h)
1,280 1,387
3.88%, 05/15/2027
(h)
1,065 1,147
3.95%, 07/15/2025 1,334 1,466
4.25%, 03/01/2031
(h)
765 844
4.38%, 06/01/2046 2,385 2,508
4.63%, 01/30/2029 1,355 1,544
4.63%, 10/01/2039
(h)
825 866
4.88%, 10/01/2049
(h)
1,750 1,934
5.00%, 07/15/2035 1,265 1,482
5.00%, 06/04/2042 1,648 1,850
5.20%, 07/15/2045 2,205 2,515
5.50%, 06/01/2050
(h)
630 739
6.50%, 02/09/2040 1,040 1,314
6.75%, 03/15/2032 305 405
6.88%, 01/26/2039 1,110 1,488
7.13%, 08/01/2039
(h)
1,050 1,421
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(h)
835 875
4.88%, 11/01/2026
(h)
1,235 1,297
Pilgrim's Pride Corp
5.75%, 03/15/2025
(h)
920 943
5.88%, 09/30/2027
(h)
690 730
Post Holdings Inc
5.00%, 08/15/2026
(h)
7,013 7,350
5.50%, 12/15/2029
(h)
665 730
5.63%, 01/15/2028
(h)
1,755 1,918
5.75%, 03/01/2027
(h)
1,789 1,905
Safeway Inc
7.25%, 02/01/2031 125 140
Sigma Holdco BV
7.88%, 05/15/2026
(h),( i )
1,075 1,083
Simmons Foods Inc
5.75%, 11/01/2024
(h)
600 603
7.75%, 01/15/2024
(h)
195 205
US Foods Inc
5.88%, 06/15/2024
(h)
985 983
6.25%, 04/15/2025
(h)
11,000 11,798
$ 68,796
Food Service - 0.53%
Aramark Services Inc
4.75%, 06/01/2026 580 577
5.00%, 04/01/2025
(h)
550 565
5.00%, 02/01/2028
(h)
3,625 3,648
6.38%, 05/01/2025
(h)
10,100 10,655
$ 15,445
Forest Products & Paper - 0.08%
Cascades Inc
5.75%, 07/15/2023
(h)
160 162
Mercer International Inc
5.50%, 01/15/2026 703 665
6.50%, 02/01/2024 1,275 1,256
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 181
$ 2,264
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 247 267
5.63%, 05/20/2024 671 721
5.75%, 05/20/2027 421 461
5.88%, 08/20/2026 818 903
$ 2,352
Hand & Machine Tools - 0.32%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(h)
10,575 8,460
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools (continued)
Colfax Corp
6.00%, 02/15/2024
(h)
$ 140 $ 147
6.38%, 02/15/2026
(h)
317 342
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(h)
375 323
$ 9,272
Healthcare - Products - 0.41%
Avantor Funding Inc
4.63%, 07/15/2028
(h)
7,930 8,378
Hologic Inc
4.38%, 10/15/2025
(h)
490 502
Immucor Inc
11.13%, 02/15/2022
(h)
289 290
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(h)
1,280 1,339
Teleflex Inc
4.63%, 11/15/2027 565 611
4.88%, 06/01/2026 800 840
$ 11,960
Healthcare - Services - 6.41%
Acadia Healthcare Co Inc
5.50%, 07/01/2028
(h)
4,000 4,215
5.63%, 02/15/2023 1,052 1,069
6.50%, 03/01/2024 429 441
AHP Health Partners Inc
9.75%, 07/15/2026
(h)
1,000 1,062
Air Medical Group Holdings Inc
6.38%, 05/15/2023
(h)
274 260
Air Methods Corp
8.00%, 05/15/2025
(h),( i )
470 330
Catalent Pharma Solutions Inc
4.88%, 01/15/2026
(h)
339 348
5.00%, 07/15/2027
(h)
570 607
Centene Corp
4.25%, 12/15/2027 2,300 2,444
4.63%, 12/15/2029 4,000 4,461
4.75%, 05/15/2022 425 432
4.75%, 01/15/2025 1,190 1,233
5.25%, 04/01/2025
(h)
1,060 1,105
5.38%, 06/01/2026
(h)
2,250 2,406
5.38%, 08/15/2026
(h)
400 428
Charles River Laboratories International Inc
4.25%, 05/01/2028
(h)
900 952
5.50%, 04/01/2026
(h)
480 507
CHS/Community Health Systems Inc
6.25%, 03/31/2023 2,158 2,174
6.63%, 02/15/2025
(h)
950 960
6.88%, 02/01/2022 188 145
8.00%, 03/15/2026
(h)
1,374 1,407
8.00%, 12/15/2027
(h)
570 573
8.13%, 06/30/2024
(h)
1,040 659
8.63%, 01/15/2024
(h)
855 881
9.88%, 06/30/2023
(h),( i ),(k)
2,000 1,580
DaVita Inc
4.63%, 06/01/2030
(h)
1,415 1,507
5.00%, 05/01/2025 330 339
Encompass Health Corp
4.50%, 02/01/2028 3,630 3,793
4.75%, 02/01/2030 570 602
5.13%, 03/15/2023 900 905
5.75%, 11/01/2024 25 25
5.75%, 09/15/2025 2,642 2,734
Envision Healthcare Corp
8.75%, 10/15/2026
(h)
14,950 5,980

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 2,000 $ 2,102
5.38%, 02/01/2025 2,682 3,024
5.38%, 09/01/2026 800 914
5.63%, 09/01/2028 1,105 1,318
5.88%, 05/01/2023 978 1,073
5.88%, 02/15/2026 1,210 1,416
5.88%, 02/01/2029 810 986
7.50%, 11/06/2033 413 557
7.69%, 06/15/2025 225 265
IQVIA Inc
5.00%, 10/15/2026
(h)
1,062 1,120
5.00%, 05/15/2027
(h)
900 960
LifePoint Health Inc
4.38%, 02/15/2027
(h)
3,660 3,741
6.75%, 04/15/2025
(h)
485 523
Magellan Health Inc
4.90%, 09/22/2024 325 328
MEDNAX Inc
5.25%, 12/01/2023
(h)
611 619
6.25%, 01/15/2027
(h)
810 857
Molina Healthcare Inc
4.88%, 06/15/2025
(h)
483 494
5.38%, 11/15/2022 775 814
One Call Corp
8.25%, PIK 11.50%, 07/01/2024
(h),(k),(l)
58,703 52,833
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(h),( i ),(k),(l)
13,984 14,228
Radiology Partners Inc
9.25%, 02/01/2028
(h)
6,600 6,616
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(h)
1,700 1,887
Select Medical Corp
6.25%, 08/15/2026
(h)
500 539
Surgery Center Holdings Inc
6.75%, 07/01/2025
(h),( i )
6,119 5,920
10.00%, 04/15/2027
(h)
680 721
Tenet Healthcare Corp
4.63%, 07/15/2024 3,775 3,841
4.63%, 09/01/2024
(h)
2,170 2,219
4.63%, 06/15/2028
(h)
4,000 4,207
4.88%, 01/01/2026
(h)
8,042 8,412
5.13%, 05/01/2025 1,120 1,152
5.13%, 11/01/2027
(h)
1,833 1,946
6.25%, 02/01/2027
(h)
1,295 1,376
6.75%, 06/15/2023 1,168 1,232
6.88%, 11/15/2031 285 272
7.50%, 04/01/2025
(h)
570 631
8.13%, 04/01/2022 8,073 8,699
US Renal Care Inc
10.63%, 07/15/2027
(h)
414 441
West Street Merger Sub Inc
6.38%, 09/01/2025
(h)
2,531 2,568
$ 187,415
Holding Companies - Diversified - 0.05%
Stena AB
7.00%, 02/01/2024
(h),( i )
425 414
Stena International SA
5.75%, 03/01/2024
(h)
285 270
6.13%, 02/01/2025
(h)
285 275
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(h)
488 439
$ 1,398
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0.91%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(h)
$ 900 $ 907
Beazer Homes USA Inc
5.88%, 10/15/2027 245 246
6.75%, 03/15/2025 151 155
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
4.88%, 02/15/2030
(h)
405 367
6.25%, 09/15/2027
(h)
485 485
6.38%, 05/15/2025
(h)
591 600
Century Communities Inc
5.88%, 07/15/2025 538 554
6.75%, 06/01/2027 800 854
KB Home
4.80%, 11/15/2029 144 150
7.00%, 12/15/2021 340 356
7.50%, 09/15/2022 226 247
7.63%, 05/15/2023 30 33
Lennar Corp
4.13%, 01/15/2022 580 594
4.50%, 04/30/2024 490 530
4.75%, 11/15/2022 1,200 1,266
4.75%, 05/30/2025 485 533
4.75%, 11/29/2027 500 571
4.88%, 12/15/2023 600 647
5.00%, 06/15/2027 457 514
5.25%, 06/01/2026 232 260
5.38%, 10/01/2022
( i )
73 78
5.88%, 11/15/2024 882 1,000
6.25%, 12/15/2021 187 194
M/I Homes Inc
5.63%, 08/01/2025 231 240
Mattamy Group Corp
4.63%, 03/01/2030
(h)
485 492
5.25%, 12/15/2027
(h)
405 420
MDC Holdings Inc
5.50%, 01/15/2024 263 283
6.00%, 01/15/2043 400 460
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,387
New Home Co Inc /The
7.25%, 04/01/2022 625 591
Picasso Finance Sub Inc
6.13%, 06/15/2025
(h)
525 558
PulteGroup Inc
5.00%, 01/15/2027 985 1,129
5.50%, 03/01/2026 185 214
6.00%, 02/15/2035 212 251
6.38%, 05/15/2033 320 400
7.88%, 06/15/2032 179 238
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(h)
365 383
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(h)
405 442
5.75%, 01/15/2028
(h)
795 893
6.63%, 07/15/2027
(h)
90 98
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(h)
670 714
5.88%, 04/15/2023
(h)
566 597
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 333
4.35%, 02/15/2028 740 801
4.38%, 04/15/2023 811 852
4.88%, 03/15/2027 345 386
5.63%, 01/15/2024 383 421
5.88%, 02/15/2022 430 449

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
TRI Pointe Group Inc
5.25%, 06/01/2027 $ 795 $ 835
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 901 971
Williams Scotsman International Inc
6.88%, 08/15/2023
(h)
385 398
Winnebago Industries Inc
6.25%, 07/15/2028
(h)
240 254
$ 26,631
Home Furnishings - 0.02%
Tempur Sealy International Inc
5.50%, 06/15/2026 533 558
Housewares - 0.21%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(h)
505 540
Newell Brands Inc
4.00%, 06/15/2022 200 206
4.00%, 12/01/2024 200 205
4.35%, 04/01/2023 1,125 1,195
4.70%, 04/01/2026 1,550 1,678
4.88%, 06/01/2025 400 435
5.50%, 04/01/2046 697 769
5.87%, 04/01/2036 375 424
Scotts Miracle- Gro Co/The
4.50%, 10/15/2029 500 530
5.25%, 12/15/2026 187 200
$ 6,182
Insurance - 1.86%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(h)
14,925 15,076
8.13%, 02/15/2024
(h)
10,515 11,172
10.13%, 08/01/2026
(h)
847 936
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.75%, 10/15/2027
(h)
74 79
AmWINS Group Inc
7.75%, 07/01/2026
(h)
440 485
Assurant Inc
7.00%, 03/27/2048
(m)
425 444
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(h)
17,237 17,495
Genworth Holdings Inc
4.80%, 02/15/2024 383 337
4.90%, 08/15/2023 625 556
6.50%, 06/15/2034 150 124
7.63%, 09/24/2021
( i )
250 251
GTCR AP Finance Inc
8.00%, 05/15/2027
(h)
1,910 2,015
HUB International Ltd
7.00%, 05/01/2026
(h)
1,347 1,432
MGIC Investment Corp
5.75%, 08/15/2023 1,335 1,402
Radian Group Inc
4.50%, 10/01/2024 1,353 1,360
4.88%, 03/15/2027 800 775
USI Inc /NY
6.88%, 05/01/2025
(h)
532 545
$ 54,484
Internet - 0.97%
Cogent Communications Group Inc
5.38%, 03/01/2022
(h)
575 599
E*TRADE Financial Corp
5.88%, 12/31/2049
(m),(n)
290 315
3 Month USD LIBOR + 4.44%
EIG Investors Corp
10.88%, 02/01/2024 1,000 1,022
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Getty Images Inc
9.75%, 03/01/2027
(h)
$ 250 $ 233
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(h)
695 741
GrubHub Holdings Inc
5.50%, 07/01/2027
(h)
621 648
Match Group Holdings II LLC
4.13%, 08/01/2030
(h)
945 973
5.00%, 12/15/2027
(h)
785 824
5.63%, 02/15/2029
(h)
695 754
Netflix Inc
3.63%, 06/15/2025
(h)
487 516
4.38%, 11/15/2026 1,656 1,839
4.88%, 04/15/2028 1,926 2,239
5.38%, 11/15/2029
(h)
699 847
5.50%, 02/15/2022 540 570
5.75%, 03/01/2024 1,125 1,263
5.88%, 02/15/2025 725 834
5.88%, 11/15/2028 2,600 3,211
6.38%, 05/15/2029 1,000 1,270
NortonLifeLock Inc
3.95%, 06/15/2022 250 258
5.00%, 04/15/2025
(h)
699 718
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(h)
825 764
TripAdvisor Inc
7.00%, 07/15/2025
(h)
405 424
Twitter Inc
3.88%, 12/15/2027
(h)
565 604
Uber Technologies Inc
7.50%, 11/01/2023
(h)
900 934
7.50%, 05/15/2025
(h)
990 1,044
7.50%, 09/15/2027
(h)
1,200 1,256
8.00%, 11/01/2026
(h)
1,793 1,882
VeriSign Inc
4.75%, 07/15/2027 1,035 1,124
5.25%, 04/01/2025 635 724
$ 28,430
Investment Companies - 0.15%
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(h)
265 280
FS Energy and Power Fund
7.50%, 08/15/2023
(h)
155 136
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 495 505
5.25%, 05/15/2027 770 793
6.25%, 05/15/2026 1,200 1,268
6.38%, 12/15/2025 1,225 1,274
$ 4,256
Iron & Steel - 1.78%
Allegheny Technologies Inc
5.88%, 12/01/2027 2,040 1,933
7.88%, 08/15/2023 1,364 1,436
ArcelorMittal SA
3.60%, 07/16/2024 890 931
4.25%, 07/16/2029 465 493
4.55%, 03/11/2026 915 993
6.13%, 06/01/2025 690 800
7.00%, 03/01/2041 570 715
7.25%, 10/15/2039 773 1,013
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(h)
13,520 14,032
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(h)
8,202 8,279

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Carpenter Technology Corp
6.38%, 07/15/2028 $ 325 $ 341
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(h)
1,380 1,332
5.75%, 03/01/2025 375 323
5.88%, 06/01/2027 566 487
6.25%, 10/01/2040 300 195
6.75%, 03/15/2026
(h)
6,025 6,055
9.88%, 10/17/2025
(h)
600 656
Commercial Metals Co
4.88%, 05/15/2023 766 800
5.38%, 07/15/2027 154 161
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(h)
295 277
Mineral Resources Ltd
8.13%, 05/01/2027
(h)
1,075 1,187
Specialty Steel
10.68%, 11/15/2022
(e),(f),(j),(k)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026
( i )
537 358
6.88%, 08/15/2025
( i )
614 430
$ 51,907
Leisure Products & Services - 0.63%
Carlson Travel Inc
9.50%, 12/15/2024
(h),( i )
12,676 6,829
Carnival Corp
10.50%, 02/01/2026
(h)
625 647
11.50%, 04/01/2023
(h)
3,270 3,556
Constellation Merger Sub Inc
8.50%, 09/15/2025
(h),( i )
315 262
LTF Merger Sub Inc
8.50%, 06/15/2023
(h)
100 83
NCL Corp Ltd
10.25%, 02/01/2026
(h)
605 597
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 1,340 938
5.25%, 11/15/2022 1,175 999
7.50%, 10/15/2027
( i )
565 475
Sabre GLBL Inc
5.25%, 11/15/2023
(h)
581 570
5.38%, 04/15/2023
(h)
610 599
9.25%, 04/15/2025
(h)
775 853
Viking Cruises Ltd
5.88%, 09/15/2027
(h)
1,075 707
13.00%, 05/15/2025
(h)
545 593
Vista Outdoor Inc
5.88%, 10/01/2023 125 125
VOC Escrow Ltd
5.00%, 02/15/2028
(h)
545 444
$ 18,277
Lodging - 1.69%
Boyd Gaming Corp
4.75%, 12/01/2027
(h)
825 793
6.00%, 08/15/2026 5,725 5,770
6.38%, 04/01/2026 5,710 5,839
8.63%, 06/01/2025
(h)
500 551
Diamond Resorts International Inc
7.75%, 09/01/2023
(h)
300 291
10.75%, 09/01/2024
(h)
935 830
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 92 93
4.88%, 01/15/2030 1,510 1,582
5.13%, 05/01/2026 1,000 1,035
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 $ 553 $ 562
4.88%, 04/01/2027 1,117 1,160
Marriott Ownership Resorts Inc
6.13%, 09/15/2025
(h)
405 432
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 897
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(h)
845 849
5.75%, 07/21/2028
(h)
405 411
MGM China Holdings Ltd
5.25%, 06/18/2025
(h)
405 416
5.38%, 05/15/2024
(h)
730 750
5.88%, 05/15/2026
(h)
730 772
MGM Resorts International
5.50%, 04/15/2027 653 656
5.75%, 06/15/2025 1,788 1,847
6.00%, 03/15/2023 1,045 1,092
6.75%, 05/01/2025 1,000 1,040
7.75%, 03/15/2022 713 758
Station Casinos LLC
4.50%, 02/15/2028
(h)
625 559
5.00%, 10/01/2025
(h)
13,063 12,361
Studio City Finance Ltd
6.00%, 07/15/2025
(h)
405 411
6.50%, 01/15/2028
(h)
405 419
Wyndham Destinations Inc
3.90%, 03/01/2023 82 80
4.25%, 03/01/2022 440 437
5.40%, 04/01/2024 266 265
5.75%, 04/01/2027 280 277
6.63%, 07/31/2026
(h)
525 544
Wyndham Hotels & Resorts Inc
5.38%, 04/15/2026
(h)
465 474
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(h)
300 281
5.25%, 05/15/2027
(h)
595 530
5.50%, 03/01/2025
(h)
1,735 1,631
Wynn Macau Ltd
4.88%, 10/01/2024
(h)
425 422
5.13%, 12/15/2029
(h)
810 790
5.50%, 01/15/2026
(h)
605 607
5.50%, 10/01/2027
(h)
565 564
$ 49,451
Machinery - Construction & Mining - 0.16%
BWX Technologies Inc
4.13%, 06/30/2028
(h)
1,020 1,061
5.38%, 07/15/2026
(h)
1,006 1,051
Manitowoc Co Inc /The
9.00%, 04/01/2026
(h)
1,535 1,571
Terex Corp
5.63%, 02/01/2025
(h)
998 1,012
$ 4,695
Machinery - Diversified - 0.73%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(h)
201 204
Cleaver-Brooks Inc
7.88%, 03/01/2023
(h)
416 398
JPW Industries Holding Corp
9.00%, 10/01/2024
(h)
5,945 4,994
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(h)
203 199
Mueller Water Products Inc
5.50%, 06/15/2026
(h)
2,524 2,652
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(h)
1,242 1,276

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
SPX FLOW Inc
5.63%, 08/15/2024
(h)
$ 284 $ 292
5.88%, 08/15/2026
(h)
3,010 3,152
Stevens Holding Co Inc
6.13%, 10/01/2026
(h)
1,265 1,354
Tennant Co
5.63%, 05/01/2025 239 247
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(h)
4,806 4,746
Vertical Holdco GmbH
7.63%, 07/15/2028
(h)
360 383
Vertical US Newco Inc
5.25%, 07/15/2027
(h)
1,260 1,336
$ 21,233
Media - 7.44%
Altice Financing SA
5.00%, 01/15/2028
(h)
1,000 1,027
7.50%, 05/15/2026
(h)
2,181 2,345
AMC Networks Inc
4.75%, 08/01/2025 1,177 1,206
5.00%, 04/01/2024 4,648 4,723
Belo Corp
7.25%, 09/15/2027 170 185
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(h)
405 411
4.25%, 02/01/2031
(h)
2,425 2,531
4.50%, 08/15/2030
(h)
4,470 4,738
4.50%, 05/01/2032
(h)
3,800 4,009
4.75%, 03/01/2030
(h)
7,720 8,217
5.00%, 02/01/2028
(h)
6,300 6,679
5.13%, 05/01/2027
(h)
1,769 1,877
5.38%, 05/01/2025
(h)
411 424
5.38%, 06/01/2029
(h)
1,305 1,429
5.50%, 05/01/2026
(h)
1,080 1,142
5.75%, 02/15/2026
(h)
11,157 11,687
5.88%, 05/01/2027
(h)
1,380 1,459
Cengage Learning Inc
9.50%, 06/15/2024
(h)
718 470
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 1,421 1,279
CSC Holdings LLC
4.63%, 12/01/2030
(h)
9,750 10,238
5.25%, 06/01/2024 1,630 1,793
5.38%, 02/01/2028
(h)
1,100 1,191
5.50%, 05/15/2026
(h)
2,953 3,097
5.50%, 04/15/2027
(h)
3,381 3,626
5.75%, 01/15/2030
(h)
4,551 5,045
5.88%, 09/15/2022 603 650
6.50%, 02/01/2029
(h)
3,850 4,409
6.63%, 10/15/2025
(h)
2,635 2,753
6.75%, 11/15/2021 1,184 1,255
7.50%, 04/01/2028
(h)
6,770 7,787
10.88%, 10/15/2025
(h)
1,130 1,211
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(h)
355 322
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(h)
8,490 6,538
6.63%, 08/15/2027
(h)
13,000 7,117
DISH DBS Corp
5.00%, 03/15/2023 1,779 1,855
5.88%, 07/15/2022 2,555 2,689
5.88%, 11/15/2024 2,114 2,204
7.75%, 07/01/2026 1,181 1,332
Entercom Media Corp
6.50%, 05/01/2027
(h)
345 308
7.25%, 11/01/2024
(h)
322 265
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
EW Scripps Co/The
5.13%, 05/15/2025
(h)
$ 142 $ 140
GCI LLC
6.63%, 06/15/2024
(h)
260 274
6.88%, 04/15/2025 85 88
Gray Television Inc
5.13%, 10/15/2024
(h)
165 170
5.88%, 07/15/2026
(h)
400 414
7.00%, 05/15/2027
(h)
735 803
Houghton Mifflin Harcourt Publishers Inc
9.00%, 02/15/2025
(h)
245 236
iHeartCommunications Inc
4.75%, 01/15/2028
(h)
405 402
5.25%, 08/15/2027
(h)
390 394
6.38%, 05/01/2026 775 816
8.38%, 05/01/2027 1,405 1,403
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(h)
1,200 1,297
Liberty Interactive LLC
8.25%, 02/01/2030 435 459
8.50%, 07/15/2029 175 183
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(h)
500 300
Meredith Corp
6.88%, 02/01/2026 1,020 886
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(h)
469 482
5.63%, 07/15/2027
(h)
13,250 14,181
Quebecor Media Inc
5.75%, 01/15/2023 685 747
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(h)
323 331
Scripps Escrow Inc
5.88%, 07/15/2027
(h)
1,000 1,005
Sinclair Television Group Inc
5.13%, 02/15/2027
(h)
278 272
5.50%, 03/01/2030
(h)
8,450 8,447
5.63%, 08/01/2024
(h)
184 186
5.88%, 03/15/2026
(h)
270 271
Sirius XM Radio Inc
3.88%, 08/01/2022
(h)
808 823
4.63%, 07/15/2024
(h)
1,330 1,401
5.00%, 08/01/2027
(h)
956 1,019
5.38%, 07/15/2026
(h)
5,820 6,133
5.50%, 07/01/2029
(h)
1,388 1,546
SportsNet New York
10.25%, 01/15/2025
(e),(f),(j)
4,130 4,306
TEGNA Inc
4.88%, 09/15/2021
(h)
95 95
5.00%, 09/15/2029
(h)
2,100 2,117
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(h)
2,200 2,310
Univision Communications Inc
5.13%, 02/15/2025
(h)
1,929 1,871
6.63%, 06/01/2027
(h)
1,225 1,228
UPC Holding BV
5.50%, 01/15/2028
(h)
430 436
Urban One Inc
7.38%, 04/15/2022
(h)
2,540 2,254
ViacomCBS Inc
5.87%, 02/28/2057
(m)
218 228
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(m)
352 391
3 Month USD LIBOR + 3.90%

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Videotron Ltd
5.00%, 07/15/2022 $ 400 $ 419
5.13%, 04/15/2027
(h)
664 702
5.38%, 06/15/2024
(h)
617 669
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
6,976 7,288
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(h)
525 559
5.50%, 08/15/2026
(h)
9,020 9,582
5.50%, 05/15/2029
(h)
1,215 1,324
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(h)
405 423
Ziggo Bond Co BV
5.13%, 02/28/2030
(h)
4,705 5,012
6.00%, 01/15/2027
(h)
2,600 2,756
Ziggo BV
4.88%, 01/15/2030
(h)
565 601
5.50%, 01/15/2027
(h)
6,010 6,340
$ 217,543
Metal Fabrication & Hardware - 0.39%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(h)
5,000 5,150
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(h)
640 650
Hillman Group Inc /The
6.38%, 07/15/2022
(h)
898 880
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(h)
9,626 4,813
$ 11,493
Mining - 2.59%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(h)
605 652
6.13%, 05/15/2028
(h)
430 464
6.75%, 09/30/2024
(h)
393 410
7.00%, 09/30/2026
(h)
700 749
Arconic Corp
6.00%, 05/15/2025
(h)
565 609
6.13%, 02/15/2028
(h)
11,772 12,523
Century Aluminum Co
12.00%, 07/01/2025
(h)
6,980 7,189
Coeur Mining Inc
5.88%, 06/01/2024 78 79
Compass Minerals International Inc
4.88%, 07/15/2024
(h)
1,260 1,285
6.75%, 12/01/2027
(h)
353 383
Constellium SE
5.63%, 06/15/2028
(h)
1,650 1,731
5.75%, 05/15/2024
(h)
466 475
5.88%, 02/15/2026
(h)
500 515
6.63%, 03/01/2025
(h)
3,087 3,187
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(h)
325 140
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(h)
485 528
4.75%, 05/15/2022
(h)
593 621
5.13%, 03/15/2023
(h)
300 316
5.13%, 05/15/2024
(h)
1,242 1,326
Freeport-McMoRan Inc
3.55%, 03/01/2022 430 446
3.88%, 03/15/2023 805 851
4.13%, 03/01/2028 250 263
4.25%, 03/01/2030 485 507
4.38%, 08/01/2028 525 557
4.55%, 11/14/2024 590 643
4.63%, 08/01/2030 685 734
5.00%, 09/01/2027 200 213
5.25%, 09/01/2029 485 534
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
5.40%, 11/14/2034 $ 605 $ 679
5.45%, 03/15/2043 1,510 1,680
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(h)
4,515 4,918
11.00%, 05/15/2022
(h)
5,064 5,222
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(h)
435 453
Kaiser Aluminum Corp
6.50%, 05/01/2025
(h)
2,325 2,464
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(h)
15,820 198
Novelis Corp
4.75%, 01/30/2030
(h)
9,300 9,703
5.88%, 09/30/2026
(h)
7,205 7,687
Real Alloy Holding Inc
0.00%, PIK 13.00%, 11/30/2023
(d),(e),(f),(j),(k),(l)
4,697 4,697
Taseko Mines Ltd
8.75%, 06/15/2022
(h)
100 85
$ 75,716
Miscellaneous Manufacturers - 0.15%
Amsted Industries Inc
5.63%, 07/01/2027
(h)
495 522
FXI Holdings Inc
7.88%, 11/01/2024
(h)
543 472
12.25%, 11/15/2026
(h)
693 680
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(h)
680 712
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,354
Koppers Inc
6.00%, 02/15/2025
(h)
139 143
LSB Industries Inc
9.63%, 05/01/2023
(h),( i )
345 336
Trinity Industries Inc
4.55%, 10/01/2024 133 134
$ 4,353
Office & Business Equipment - 0.14%
CDW LLC / CDW Finance Corp
4.13%, 05/01/2025 300 317
4.25%, 04/01/2028 485 519
5.00%, 09/01/2025 230 238
5.50%, 12/01/2024 920 1,033
Pitney Bowes Inc
4.63%, 03/15/2024
( i )
351 295
5.70%, 04/01/2023
( i )
250 219
Xerox Corp
3.80%, 05/15/2024
( i )
215 216
4.12%, 03/15/2023 715 735
4.80%, 03/01/2035 180 169
6.75%, 12/15/2039 280 308
$ 4,049
Oil & Gas - 6.61%
Aker BP ASA
5.88%, 03/31/2025
(h)
365 384
Antero Resources Corp
5.00%, 03/01/2025
( i )
450 285
5.13%, 12/01/2022 581 465
5.38%, 11/01/2021
( i )
405 388
5.63%, 06/01/2023
( i )
570 409
Apache Corp
3.25%, 04/15/2022 705 709
4.25%, 01/15/2030 755 727
4.25%, 01/15/2044 915 819
4.38%, 10/15/2028 948 947
4.75%, 04/15/2043 1,387 1,321
5.10%, 09/01/2040 1,570 1,523

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Apache Corp   (continued)
5.25%, 02/01/2042 $ 660 $ 629
5.35%, 07/01/2049 580 560
6.00%, 01/15/2037 735 731
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
900 576
10.00%, 04/01/2022
(h)
540 446
Athabasca Oil Corp
9.88%, 02/24/2022
(h)
165 65
Baytex Energy Corp
5.63%, 06/01/2024
(h)
438 267
8.75%, 04/01/2027
(h)
375 194
Berry Petroleum Co LLC
7.00%, 02/15/2026
(h)
315 252
Callon Petroleum Co
6.13%, 10/01/2024 643 198
6.38%, 07/01/2026 430 133
8.25%, 07/15/2025 125 37
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01/15/2022 280 283
7.75%, 04/15/2023
( i )
365 333
11.00%, 04/15/2025
(h),( i )
440 426
Cenovus Energy Inc
3.00%, 08/15/2022 420 424
3.80%, 09/15/2023 1,600 1,604
4.25%, 04/15/2027 1,245 1,184
5.25%, 06/15/2037 800 734
5.38%, 07/15/2025 8,235 8,236
5.40%, 06/15/2047 855 770
6.75%, 11/15/2039 1,350 1,409
CNX Resources Corp
5.88%, 04/15/2022 408 404
7.25%, 03/14/2027
(h)
250 245
Comstock Resources Inc
7.50%, 05/15/2025
(h)
625 587
9.75%, 08/15/2026 460 460
9.75%, 08/15/2026 685 685
Continental Resources Inc /OK
3.80%, 06/01/2024 1,300 1,258
4.38%, 01/15/2028
( i )
825 770
4.50%, 04/15/2023 1,000 1,000
4.90%, 06/01/2044 575 495
5.00%, 09/15/2022 1,081 1,081
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(h)
859 842
CVR Energy Inc
5.25%, 02/15/2025
(h)
485 443
5.75%, 02/15/2028
(h)
300 269
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(h)
757 761
5.75%, 01/30/2028
(h)
7,110 7,297
6.63%, 07/15/2025
(h)
485 510
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(h)
2,180 1,831
Ensign Drilling Inc
9.25%, 04/15/2024
(h)
900 360
EQT Corp
3.00%, 10/01/2022 1,500 1,488
3.90%, 10/01/2027 1,116 1,052
6.13%, 02/01/2025 1,000 1,096
7.00%, 02/01/2030 725 839
Global Marine Inc
7.00%, 06/01/2028 65 27
Gran Tierra Energy Inc
7.75%, 05/23/2027
(h)
295 139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Great Western Petroleum LLC / Great Western
Finance Corp
9.00%, 09/30/2021
(h)
$ 150 $ 85
Gulfport Energy Corp
6.00%, 10/15/2024 655 343
6.38%, 05/15/2025 540 259
6.38%, 01/15/2026 440 220
HighPoint Operating Corp
7.00%, 10/15/2022 895 224
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(h)
6,100 5,784
6.25%, 11/01/2028
(h)
485 446
Indigo Natural Resources LLC
6.88%, 02/15/2026
(h)
325 313
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(h)
325 283
Jagged Peak Energy LLC
5.88%, 05/01/2026 9,625 9,817
Laredo Petroleum Inc
9.50%, 01/15/2025 350 253
10.13%, 01/15/2028 300 213
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(h)
285 275
Matador Resources Co
5.88%, 09/15/2026 1,400 1,064
MEG Energy Corp
6.50%, 01/15/2025
(h)
2,387 2,345
7.00%, 03/31/2024
(h)
648 617
7.13%, 02/01/2027
(h)
10,005 8,904
Montage Resources Corp
8.88%, 07/15/2023 375 307
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(h)
809 471
10.50%, 05/15/2027
(h),( i )
600 360
Murphy Oil Corp
4.95%, 12/01/2022 11 11
5.75%, 08/15/2025 31 29
6.37%, 12/01/2042 245 195
Nabors Industries Inc
4.63%, 09/15/2021 26 21
5.75%, 02/01/2025 725 286
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(h)
800 700
Oasis Petroleum Inc
6.25%, 05/01/2026
(h)
205 36
6.88%, 03/15/2022 1,304 242
Occidental Petroleum Corp
2.60%, 08/13/2021 1,703 1,682
2.60%, 04/15/2022 1,000 967
2.70%, 08/15/2022 7,889 7,621
2.70%, 02/15/2023 2,585 2,475
2.90%, 08/15/2024 6,685 6,292
3.00%, 02/15/2027 8,220 7,254
3.13%, 02/15/2022 1,410 1,388
3.20%, 08/15/2026 3,425 3,118
3.40%, 04/15/2026 7,315 6,620
3.50%, 06/15/2025 1,465 1,384
3.50%, 08/15/2029 4,725 4,200
4.20%, 03/15/2048 1,410 1,146
4.30%, 08/15/2039 1,000 810
4.40%, 04/15/2046 1,925 1,568
4.40%, 08/15/2049 95 77
4.50%, 07/15/2044 1,090 894
5.55%, 03/15/2026 200 201
6.45%, 09/15/2036 3,425 3,446
6.95%, 07/01/2024 1,245 1,304
7.50%, 05/01/2031 1,505 1,592

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
7.88%, 09/15/2031 $ 1,045 $ 1,112
7.95%, 06/15/2039 740 743
8.88%, 07/15/2030 1,920 2,160
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(h)
195 168
Parkland Corp/Canada
5.88%, 07/15/2027
(h)
405 429
6.00%, 04/01/2026
(h)
245 260
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(h)
570 561
5.25%, 08/15/2025
(h)
630 639
5.38%, 01/15/2025
(h)
473 487
5.63%, 10/15/2027
(h)
565 592
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 345
5.15%, 11/15/2029 1,255 981
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028
(h)
1,000 802
7.25%, 06/15/2025 595 538
9.25%, 05/15/2025
(h)
725 810
PDC Energy Inc
5.75%, 05/15/2026 6,250 6,264
6.13%, 09/15/2024 595 602
Precision Drilling Corp
5.25%, 11/15/2024 213 150
7.13%, 01/15/2026
(h),( i )
250 172
Puma International Financing SA
5.00%, 01/24/2026
(h)
730 644
5.13%, 10/06/2024
(h)
400 356
QEP Resources Inc
5.25%, 05/01/2023 232 162
5.38%, 10/01/2022 450 360
5.63%, 03/01/2026 375 218
Range Resources Corp
4.88%, 05/15/2025 550 461
5.00%, 08/15/2022 500 480
5.00%, 03/15/2023
( i )
620 575
Seven Generations Energy Ltd
5.38%, 09/30/2025
(h)
1,630 1,516
6.75%, 05/01/2023
(h)
125 127
SM Energy Co
6.63%, 01/15/2027 375 185
6.75%, 09/15/2026 375 187
10.00%, 01/15/2025
(h)
962 950
Southwestern Energy Co
6.45%, 01/23/2025 685 633
7.50%, 04/01/2026 235 220
7.75%, 10/01/2027
( i )
90 85
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(h)
700 711
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 500 508
5.50%, 02/15/2026 3,200 3,279
5.88%, 03/15/2028 8,316 8,690
6.00%, 04/15/2027 3,450 3,640
Teine Energy Ltd
6.88%, 09/30/2022
(h)
255 252
Transocean Guardian Ltd
5.88%, 01/15/2024
(h)
792 697
Transocean Inc
6.80%, 03/15/2038 1,252 321
7.25%, 11/01/2025
(h)
7,215 3,536
7.50%, 01/15/2026
(h)
550 270
7.50%, 04/15/2031 690 185
8.00%, 02/01/2027
(h)
550 268
9.35%, 12/15/2041 200 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Pontus Ltd
6.13%, 08/01/2025
(h),( i )
$ 752 $ 693
Transocean Sentry Ltd
5.38%, 05/15/2023
(h)
205 180
Vantage Drilling International
9.25%, 11/15/2023
(h)
400 258
Vermilion Energy Inc
5.63%, 03/15/2025
(h)
179 150
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(h)
425 239
Viper Energy Partners LP
5.38%, 11/01/2027
(h)
405 421
W&T Offshore Inc
9.75%, 11/01/2023
(h)
445 297
WPX Energy Inc
5.25%, 09/15/2024 207 213
5.75%, 06/01/2026 3,869 3,922
$ 193,309
Oil & Gas Services - 0.18%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(h)
110 111
6.88%, 04/01/2027
(h)
435 445
CGG Holding US Inc
9.00%, 05/01/2023
(h)
124 125
ChampionX Corp
6.38%, 05/01/2026 500 469
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 301 255
FTS International Inc
6.25%, 05/01/2022 325 92
Oceaneering International Inc
4.65%, 11/15/2024 113 76
6.00%, 02/01/2028 225 142
SESI LLC
7.13%, 12/15/2021
(h)
55 22
Telford Offshore Ltd
12.00%, PIK 12.00%, 12/31/2049
(k),(l),(n)
320 74
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(h),( i )
390 371
Transocean Proteus Ltd
6.25%, 12/01/2024
(h)
534 499
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 820
6.88%, 09/01/2027 270 276
Weatherford International Ltd
11.00%, 12/01/2024
(h),( i )
1,695 1,229
Welltec A/S
9.50%, 12/01/2022
(h)
335 301
$ 5,307
Packaging & Containers - 2.83%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(h),(k),(l)
1,150 1,176
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
980 1,017
5.25%, 04/30/2025
(h)
780 827
5.25%, 08/15/2027
(h)
450 471
5.25%, 08/15/2027
(h)
810 848
6.00%, 02/15/2025
(h)
636 665
Ball Corp
4.00%, 11/15/2023 830 884
4.88%, 03/15/2026 1,140 1,296
5.00%, 03/15/2022 983 1,030
5.25%, 07/01/2025 246 280

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Berry Global Inc
4.50%, 02/15/2026
(h)
$ 8,840 $ 9,065
4.88%, 07/15/2026
(h)
6,250 6,601
5.63%, 07/15/2027
(h)
3,500 3,745
6.00%, 10/15/2022 160 161
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,087
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 650 689
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 625 652
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
818 830
7.88%, 07/15/2026
(h)
560 580
GPC Merger Sub Inc
7.13%, 08/15/2028
(g),(h)
410 426
Graphic Packaging International LLC
4.88%, 11/15/2022 363 377
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(h)
695 751
10.50%, 07/15/2027
(h)
715 781
Matthews International Corp
5.25%, 12/01/2025
(h)
255 234
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(h)
1,179 1,202
7.25%, 04/15/2025
(h)
1,280 1,229
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(h)
205 211
5.88%, 08/15/2023
(h)
608 642
6.38%, 08/15/2025
(h)
83 89
Pactiv LLC
7.95%, 12/15/2025 400 432
8.38%, 04/15/2027
( i )
330 361
Plastipak Holdings Inc
6.25%, 10/15/2025
(h)
7,037 7,028
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(h)
3,255 3,305
7.00%, 07/15/2024
(h)
646 658
Sealed Air Corp
5.13%, 12/01/2024
(h)
80 88
5.25%, 04/01/2023
(h)
385 409
5.50%, 09/15/2025
(h)
808 893
6.88%, 07/15/2033
(h)
355 431
Silgan Holdings Inc
4.13%, 02/01/2028 3,590 3,679
Trident TPI Holdings Inc
6.63%, 11/01/2025
(h)
9,030 8,872
9.25%, 08/01/2024
(h)
3,150 3,343
TriMas Corp
4.88%, 10/15/2025
(h)
200 205
Trivium Packaging Finance BV
5.50%, 08/15/2026
(h)
13,681 14,575
8.50%, 08/15/2027
(h)
680 745
$ 82,870
Pharmaceuticals - 1.14%
AdaptHealth LLC
6.13%, 08/01/2028
(h)
285 297
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
2,280 2,536
9.25%, 04/01/2026
(h)
1,720 1,935
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
5.00%, 01/30/2028
(h)
$ 4,553 $ 4,576
5.25%, 01/30/2030
(h)
4,857 4,960
5.50%, 03/01/2023
(h)
212 212
5.50%, 11/01/2025
(h)
1,910 1,982
5.88%, 05/15/2023
(h)
88 88
6.13%, 04/15/2025
(h)
2,440 2,519
6.25%, 02/15/2029
(h)
1,225 1,301
7.00%, 03/15/2024
(h)
1,352 1,413
7.00%, 01/15/2028
(h)
4,100 4,459
7.25%, 05/30/2029
(h)
930 1,023
9.00%, 12/15/2025
(h)
1,470 1,624
Elanco Animal Health Inc
4.90%, 08/28/2028 150 174
5.02%, 08/28/2023 400 441
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(h)
1,000 1,088
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(h)
318 334
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(h)
875 951
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04/15/2025
(h)
965 169
5.63%, 10/15/2023
(h)
389 62
5.75%, 08/01/2022
(h)
43 7
Par Pharmaceutical Inc
7.50%, 04/01/2027
(h)
1,125 1,197
$ 33,348
Pipelines - 2.94%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(h)
565 602
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(h)
345 321
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,241 6,568
5.75%, 03/01/2027
(h)
525 459
5.75%, 01/15/2028
(h)
1,275 1,087
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(h)
320 318
6.63%, 07/15/2026
(h)
200 176
Buckeye Partners LP
4.13%, 03/01/2025
(h)
1,875 1,884
4.13%, 12/01/2027 395 385
4.15%, 07/01/2023 495 497
4.35%, 10/15/2024 295 296
4.50%, 03/01/2028
(h)
3,725 3,706
5.60%, 10/15/2044 1,257 1,125
5.85%, 11/15/2043 395 363
6.37%, 01/22/2078
(m)
390 269
3 Month USD LIBOR + 4.02%
Cheniere Energy Partners LP
4.50%, 10/01/2029 3,509 3,712
5.25%, 10/01/2025 1,321 1,354
5.63%, 10/01/2026 875 924
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(h)
970 947
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
368 344
5.75%, 04/01/2025 424 404
6.25%, 04/01/2023 565 547

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DCP Midstream Operating LP
3.88%, 03/15/2023 $ 458 $ 459
4.75%, 09/30/2021
(h)
381 388
4.95%, 04/01/2022 298 304
5.13%, 05/15/2029 740 745
5.38%, 07/15/2025 475 500
6.45%, 11/03/2036
(h)
170 163
6.75%, 09/15/2037
(h)
315 306
8.13%, 08/16/2030 220 257
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 604
EnLink Midstream LLC
5.38%, 06/01/2029 110 88
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 441
4.40%, 04/01/2024 450 387
4.85%, 07/15/2026 480 372
5.05%, 04/01/2045 250 135
EQM Midstream Partners LP
4.00%, 08/01/2024 460 461
4.13%, 12/01/2026 828 805
4.75%, 07/15/2023 510 518
5.50%, 07/15/2028 923 957
6.50%, 07/01/2027
(h)
2,225 2,453
6.50%, 07/15/2048 960 956
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 618
6.00%, 05/15/2023 355 334
6.25%, 05/15/2026 360 338
6.50%, 10/01/2025 361 334
7.75%, 02/01/2028 890 858
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 90 89
Hess Midstream Operations LP
5.13%, 06/15/2028
(h)
445 451
5.63%, 02/15/2026
(h)
641 665
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(h)
4,715 4,659
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,076 737
7.50%, 11/01/2023 1,064 841
7.50%, 04/15/2026 85 59
NuStar Logistics LP
4.75%, 02/01/2022 150 149
5.63%, 04/28/2027 7,390 7,214
6.00%, 06/01/2026 405 415
Rattler Midstream LP
5.63%, 07/15/2025
(h)
405 427
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(h)
400 388
4.80%, 05/15/2030
(h)
2,825 2,673
4.95%, 07/15/2029
(h)
849 829
6.88%, 04/15/2040
(h)
500 503
7.50%, 07/15/2038
(h)
250 255
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(h)
30 29
5.50%, 09/15/2024
(h)
440 422
5.50%, 01/15/2028
(h)
872 776
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 1,525 1,536
5.00%, 01/15/2028 1,065 1,086
5.13%, 02/01/2025 2,410 2,446
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp   (continued)
5.25%, 05/01/2023 $ 405 $ 408
5.38%, 02/01/2027 94 97
5.50%, 03/01/2030
(h)
4,765 5,027
5.88%, 04/15/2026 725 771
6.50%, 07/15/2027 615 658
6.75%, 03/15/2024 2,695 2,759
6.88%, 01/15/2029 550 620
Western Midstream Operating LP
3.10%, 02/01/2025 1,350 1,340
3.95%, 06/01/2025 730 726
4.00%, 07/01/2022 1,045 1,078
4.05%, 02/01/2030 1,615 1,635
4.50%, 03/01/2028 758 760
4.65%, 07/01/2026 735 752
4.75%, 08/15/2028 720 725
5.25%, 02/01/2050 1,225 1,210
5.45%, 04/01/2044 885 808
$ 86,092
Real Estate - 0.26%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(h)
525 562
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(h)
1,236 1,194
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(h)
361 364
Howard Hughes Corp/The
5.38%, 03/15/2025
(h)
1,250 1,262
Hunt Cos Inc
6.25%, 02/15/2026
(h)
1,170 1,094
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,525 1,531
Newmark Group Inc
6.13%, 11/15/2023 310 318
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(h)
845 836
WeWork Cos Inc
7.88%, 05/01/2025
(h)
640 429
$ 7,590
REITs - 2.30%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(h)
806 677
CoreCivic Inc
4.63%, 05/01/2023 3,263 3,174
5.00%, 10/15/2022 6,475 6,316
Diversified Healthcare Trust
4.75%, 05/01/2024 170 156
4.75%, 02/15/2028 340 296
6.75%, 12/15/2021 199 201
ESH Hospitality Inc
4.63%, 10/01/2027
(h)
3,325 3,200
5.25%, 05/01/2025
(h)
7,454 7,615
FelCor Lodging LP
6.00%, 06/01/2025 100 99
GEO Group Inc /The
5.13%, 04/01/2023 640 546
5.88%, 01/15/2022 700 665
5.88%, 10/15/2024 1,000 792
6.00%, 04/15/2026 300 231
Iron Mountain Inc
4.88%, 09/15/2027
(h)
1,546 1,606
4.88%, 09/15/2029
(h)
600 625
5.25%, 03/15/2028
(h)
2,050 2,152
Iron Mountain US Holdings Inc
5.38%, 06/01/2026
(h)
720 745

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
iStar Inc
4.75%, 10/01/2024 $ 1,000 $ 987
5.25%, 09/15/2022 500 500
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(h)
503 493
5.25%, 10/01/2025
(h)
324 298
5.88%, 08/01/2021
(h)
353 351
Mack-Cali Realty LP
3.15%, 05/15/2023 320 287
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 936
4.63%, 06/15/2025
(h)
645 678
5.63%, 05/01/2024 1,215 1,318
5.75%, 02/01/2027 605 655
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 835 882
5.00%, 10/15/2027 1,130 1,212
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(h)
525 559
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 5,265 4,911
SBA Communications Corp
4.00%, 10/01/2022 1,350 1,368
Service Properties Trust
3.95%, 01/15/2028 715 593
4.35%, 10/01/2024 1,025 918
4.38%, 02/15/2030 720 588
4.50%, 06/15/2023 750 712
4.50%, 03/15/2025 645 582
4.65%, 03/15/2024 640 586
4.75%, 10/01/2026 740 651
4.95%, 02/15/2027 700 634
4.95%, 10/01/2029 740 633
5.00%, 08/15/2022 745 736
5.25%, 02/15/2026 650 585
Starwood Property Trust Inc
4.75%, 03/15/2025 406 391
5.00%, 12/15/2021 715 723
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(h)
190 179
7.88%, 02/15/2025
(h)
1,499 1,578
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(h)
1,422 1,429
8.25%, 10/15/2023 685 664
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h)
550 557
3.75%, 02/15/2027
(h)
2,975 2,997
4.13%, 08/15/2030
(h)
3,650 3,693
4.25%, 12/01/2026
(h)
1,750 1,803
4.63%, 12/01/2029
(h)
750 786
Washington Prime Group LP
6.45%, 08/15/2024
( i )
1,970 768
$ 67,317
Retail - 2.99%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(h)
605 629
4.25%, 05/15/2024
(h)
1,126 1,149
4.38%, 01/15/2028
(h)
2,705 2,813
5.00%, 10/15/2025
(h)
19,150 19,581
5.75%, 04/15/2025
(h)
375 401
Asbury Automotive Group Inc
4.75%, 03/01/2030
(h)
78 80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(h)
$ 1,305 $ 1,277
Bed Bath & Beyond Inc
4.92%, 08/01/2034
( i )
290 195
5.17%, 08/01/2044 1,124 716
Brinker International Inc
5.00%, 10/01/2024
(h)
235 222
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
8.88%, 10/01/2023
(h)
763 794
Conn's Inc
7.25%, 07/15/2022 285 242
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(h)
12,510 12,143
eG Global Finance PLC
6.75%, 02/07/2025
(h)
605 632
8.50%, 10/30/2025
(h)
515 563
Ferrellgas LP / Ferrellgas Finance Corp
6.75%, 01/15/2022
( i )
450 388
6.75%, 06/15/2023
( i )
385 333
FirstCash Inc
5.38%, 06/01/2024
(h)
114 117
GameStop Corp
10.00%, 03/15/2023
(h)
175 156
Gap Inc /The
8.38%, 05/15/2023
(h),( i )
405 446
8.63%, 05/15/2025
(h),( i )
605 667
8.88%, 05/15/2027
(h),( i )
810 905
Golden Nugget Inc
6.75%, 10/15/2024
(h)
681 472
8.75%, 10/01/2025
(h)
530 278
Guitar Center Inc
9.50%, 10/15/2021
(h)
535 376
IRB Holding Corp
6.75%, 02/15/2026
(h)
160 161
7.00%, 06/15/2025
(h)
5,980 6,517
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(h)
717 766
5.25%, 06/01/2026
(h)
800 840
L Brands Inc
5.25%, 02/01/2028 90 84
5.63%, 02/15/2022 538 550
5.63%, 10/15/2023 706 716
6.75%, 07/01/2036 450 434
6.88%, 11/01/2035 744 712
6.95%, 03/01/2033
( i )
320 275
7.50%, 06/15/2029 358 368
7.60%, 07/15/2037
( i )
200 170
Macy's Retail Holdings LLC
2.88%, 02/15/2023 1,333 1,112
3.63%, 06/01/2024
( i )
420 328
3.88%, 01/15/2022 380 357
4.30%, 02/15/2043 265 162
4.38%, 09/01/2023 175 141
4.50%, 12/15/2034 385 229
5.13%, 01/15/2042 265 166
Marks & Spencer PLC
7.13%, 12/01/2037
(h)
200 200
Michaels Stores Inc
8.00%, 07/15/2027
(h),( i )
400 378
Murphy Oil USA Inc
4.75%, 09/15/2029 500 529
5.63%, 05/01/2027 695 737

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Penske Automotive Group Inc
5.50%, 05/15/2026 $ 786 $ 821
5.75%, 10/01/2022 67 68
PetSmart Inc
5.88%, 06/01/2025
(h)
859 880
7.13%, 03/15/2023
(h)
1,535 1,550
8.88%, 06/01/2025
(h)
650 673
PriSo Acquisition Corp
9.00%, 05/15/2023
(h)
136 128
QVC Inc
4.38%, 03/15/2023 1,015 1,058
4.45%, 02/15/2025 920 947
4.75%, 02/15/2027 900 923
4.85%, 04/01/2024 910 957
5.13%, 07/02/2022 820 853
5.45%, 08/15/2034 850 803
5.95%, 03/15/2043 810 763
Rite Aid Corp
7.50%, 07/01/2025
(h)
165 168
8.00%, 11/15/2026
(h)
685 705
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 755 775
Sonic Automotive Inc
6.13%, 03/15/2027 801 829
SRS Distribution Inc
8.25%, 07/01/2026
(h),( i )
5,410 5,626
Staples Inc
7.50%, 04/15/2026
(h)
1,615 1,417
10.75%, 04/15/2027
(h)
830 527
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 1,073 1,093
5.88%, 03/01/2027 750 763
Yum! Brands Inc
3.75%, 11/01/2021 295 300
3.88%, 11/01/2023 275 285
4.75%, 01/15/2030
(h)
800 868
5.35%, 11/01/2043 208 216
6.88%, 11/15/2037 300 348
7.75%, 04/01/2025
(h)
1,275 1,431
$ 87,285
Semiconductors - 0.14%
Advanced Micro Devices Inc
7.50%, 08/15/2022 250 279
Amkor Technology Inc
6.63%, 09/15/2027
(h)
500 550
ams AG
7.00%, 07/31/2025
(h)
365 375
Entegris Inc
4.63%, 02/10/2026
(h)
431 448
Qorvo Inc
4.38%, 10/15/2029
(h)
860 926
5.50%, 07/15/2026 475 510
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(h)
868 914
$ 4,002
Software - 3.36%
ACI Worldwide Inc
5.75%, 08/15/2026
(h)
3,200 3,336
Ascend Learning LLC
6.88%, 08/01/2025
(h)
3,343 3,443
6.88%, 08/01/2025
(h)
4,750 4,869
Blackboard Inc
10.38%, 11/15/2024
(h)
195 192
Boxer Parent Co Inc
7.13%, 10/02/2025
(h)
485 532
BY Crown Parent LLC / BY Bond Finance Inc
4.25%, 01/31/2026
(h)
605 627
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Camelot Finance SA
4.50%, 11/01/2026
(h)
$ 3,905 $ 4,042
Castle US Holding Corp
9.50%, 02/15/2028
(h)
100 92
CDK Global Inc
4.88%, 06/01/2027 984 1,052
5.00%, 10/15/2024 266 300
5.25%, 05/15/2029
(h)
1,775 1,944
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(h)
20,122 20,575
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(h)
565 617
10.25%, 02/15/2027
(h)
360 409
Fair Isaac Corp
5.25%, 05/15/2026
(h)
75 84
Genesys Telecommunications Laboratories
Inc / Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(h)
19,879 21,220
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(h)
90 94
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
6.00%, 07/15/2025
(h)
744 776
MSCI Inc
3.63%, 09/01/2030
(h)
300 317
3.88%, 02/15/2031
(h)
810 880
4.00%, 11/15/2029
(h)
825 887
4.75%, 08/01/2026
(h)
565 593
5.38%, 05/15/2027
(h)
650 709
Nuance Communications Inc
5.63%, 12/15/2026 430 458
Open Text Corp
5.88%, 06/01/2026
(h)
1,584 1,683
PTC Inc
4.00%, 02/15/2028
(h)
381 400
Rackspace Hosting Inc
8.63%, 11/15/2024
(h),( i )
705 737
Riverbed Technology Inc
8.88%, 03/01/2023
(h)
300 184
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(h)
1,260 1,333
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(h)
5,100 5,138
SS&C Technologies Inc
5.50%, 09/30/2027
(h)
18,345 19,698
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(h)
350 350
10.50%, 02/01/2024
(h)
714 653
$ 98,224
Storage & Warehousing - 0.01%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(h)
325 326
Telecommunications - 6.39%
Altice France Holding SA
6.00%, 02/15/2028
(h)
1,450 1,448
10.50%, 05/15/2027
(h)
1,000 1,144
Altice France SA/France
5.50%, 01/15/2028
(h)
1,100 1,156
7.38%, 05/01/2026
(h)
10,831 11,553
8.13%, 02/01/2027
(h)
1,415 1,580
C&W Senior Financing DAC
6.88%, 09/15/2027
(h)
797 851
7.50%, 10/15/2026
(h)
405 431
CenturyLink Inc
4.00%, 02/15/2027
(h)
850 888
5.13%, 12/15/2026
(h)
950 995
5.63%, 04/01/2025 345 368
5.80%, 03/15/2022 1,005 1,053

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CenturyLink Inc   (continued)
6.75%, 12/01/2023 $ 455 $ 505
6.88%, 01/15/2028 202 220
7.50%, 04/01/2024 770 870
7.60%, 09/15/2039 395 453
7.65%, 03/15/2042 380 433
Cincinnati Bell Inc
7.00%, 07/15/2024
(h)
419 434
8.00%, 10/15/2025
(h)
140 148
CommScope Inc
5.50%, 03/01/2024
(h)
1,660 1,724
6.00%, 03/01/2026
(h)
10,420 11,117
7.13%, 07/01/2028
(h)
425 450
8.25%, 03/01/2027
(h)
3,720 4,012
CommScope Technologies LLC
5.00%, 03/15/2027
(h)
5,390 5,206
6.00%, 06/15/2025
(h)
11,318 11,564
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(h)
4,435 4,547
Consolidated Communications Inc
6.50%, 10/01/2022
( i )
1,275 1,245
DKT Finance ApS
9.38%, 06/17/2023
(h)
125 126
Embarq Corp
8.00%, 06/01/2036 1,067 1,251
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(h)
325 300
GTT Communications Inc
7.88%, 12/31/2024
(h)
17,840 10,080
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,039 1,141
6.63%, 08/01/2026 1,115 1,240
Intrado Corp
8.50%, 10/15/2025
(h)
1,405 1,187
Koninklijke KPN NV
7.00%, 03/28/2073
(h),( i ),(m)
405 443
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
4.25%, 07/01/2028
(h)
975 1,016
4.63%, 09/15/2027
(h)
825 867
5.13%, 05/01/2023 3,585 3,600
5.25%, 03/15/2026 480 501
5.38%, 01/15/2024 4,235 4,308
5.38%, 05/01/2025 383 395
Metropolitan Light Co Ltd
5.50%, 11/21/2022
(h)
500 507
Nokia Oyj
3.38%, 06/12/2022 405 418
4.38%, 06/12/2027 495 528
6.63%, 05/15/2039 416 530
ORBCOMM Inc
8.00%, 04/01/2024
(h)
1,113 1,069
Plantronics Inc
5.50%, 05/31/2023
(h)
432 408
Qwest Corp
6.75%, 12/01/2021 730 779
Sprint Capital Corp
6.88%, 11/15/2028 2,262 2,933
8.75%, 03/15/2032 1,588 2,450
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,395
11.50%, 11/15/2021 459 515
Sprint Corp
7.13%, 06/15/2024 7,608 8,875
7.25%, 09/15/2021 1,038 1,096
7.63%, 02/15/2025 1,927 2,340
7.63%, 03/01/2026 1,945 2,431
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Corp   (continued)
7.88%, 09/15/2023 $ 2,540 $ 2,946
Telecom Italia Capital SA
6.00%, 09/30/2034 809 981
6.38%, 11/15/2033 805 982
7.20%, 07/18/2036 807 1,060
7.72%, 06/04/2038 550 764
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(h)
1,210 1,352
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 1,100 1,164
Telesat Canada / Telesat LLC
6.50%, 10/15/2027
(h)
445 457
T-Mobile USA Inc
4.50%, 02/01/2026 1,685 1,736
4.75%, 02/01/2028 1,320 1,430
5.13%, 04/15/2025 130 133
5.38%, 04/15/2027 731 798
6.00%, 04/15/2024 607 621
6.50%, 01/15/2026 2,152 2,269
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(h)
100 91
United States Cellular Corp
6.70%, 12/15/2033 300 376
VEON Holdings BV
4.00%, 04/09/2025
(h)
810 845
ViaSat Inc
5.63%, 09/15/2025
(h)
20,076 20,227
5.63%, 04/15/2027
(h)
4,575 4,848
6.50%, 07/15/2028
(h)
835 858
Vodafone Group PLC
7.00%, 04/04/2079
(m)
2,050 2,466
USD Swap Semi-Annual 5 Year + 4.87%
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
15,375 15,409
6.13%, 03/01/2028
(h)
6,550 6,763
$ 186,700
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 977
5.45%, 11/01/2041 810 725
5.88%, 12/15/2027
(h)
650 705
6.20%, 10/01/2040 150 139
6.75%, 12/31/2025
(h)
953 1,021
$ 3,567
Transportation - 0.17%
Altera Infrastructure LP/ Teekay Offshore Finance
Corp
8.50%, 07/15/2023
(h)
775 682
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(h)
405 414
Kenan Advantage Group Inc /The
7.88%, 07/31/2023
(h),( i )
662 602
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(h)
350 212
Teekay Corp
9.25%, 11/15/2022
(h)
250 245
XPO CNW Inc
6.70%, 05/01/2034 237 245
XPO Logistics Inc
6.13%, 09/01/2023
(h)
420 428
6.25%, 05/01/2025
(h)
1,000 1,081
6.75%, 08/15/2024
(h)
970 1,043
$ 4,952

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(h),(m)
$ 400 $ 318
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(h)
360 339
6.75%, 03/15/2022
(h)
1,150 1,167
9.75%, 08/01/2027
(h)
325 336
$ 2,160
TOTAL BONDS $ 2,476,144
SENIOR FLOATING RATE INTERESTS
- 10.98%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.09%
Clarios Global LP
3.66%, 04/30/2026
(o)
$ 2,970 $ 2,895
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(o)
13,518 12,065
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(o)
18,532 16,910
3 Month USD LIBOR + 8.25%
$ 31,870
Commercial Services - 0.91%
KUEHG Corp
4.75%, 02/21/2025
(o)
2,085 1,805
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(o)
12,738 10,318
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/06/2025
(o)
2,085 1,832
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 5,200
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.92%, 08/09/2024
(o)
4,816 4,621
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.42%, 10/01/2025
(o)
2,970 2,945
1 Month USD LIBOR + 3.25%
$ 26,721
Computers - 0.15%
Flexential Intermediate Corp
7.59%, 07/24/2025
(o)
9,715 4,293
3 Month USD LIBOR + 7.25%
TierPoint LLC
4.75%, 05/05/2024
(o)
11 11
3 Month USD LIBOR + 3.75%
$ 4,304
Cosmetics & Personal Care - 0.40%
Wellness Merger Sub Inc
9.75%, 06/27/2025
(o)
13,700 11,645
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.20%, 09/01/2023
(o)
2,297 2,151
3 Month USD LIBOR + 6.00%
8.50%, 08/30/2024
(o)
1,508 1,182
3 Month USD LIBOR + 7.50%
$ 3,333
Electronics - 0.41%
Deliver Buyer Inc
6.00%, 05/01/2024
(o)
12,638 12,090
3 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.72%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
$ 13,420 $ 11,783
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.71%, 12/03/2024
(o)
9,154 9,222
1 Month USD LIBOR + 6.00%
$ 21,005
Environmental Control - 0.18%
Packers Holdings LLC
4.00%, 12/04/2024
(o)
5,417 5,312
3 Month USD LIBOR + 3.25%
Healthcare - Services - 1.00%
ATI Holdings Acquisition Inc
4.57%, 05/10/2023
(o)
2,184 2,012
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(o)
6,940 6,038
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 14,744
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
3,960 3,551
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
6.93%, 06/26/2026
(o)
2,875 2,753
3 Month USD LIBOR + 6.75%
$ 29,098
Insurance - 1.50%
Asurion LLC
6.67%, 08/04/2025
(o)
18,445 18,578
3 Month USD LIBOR + 6.50%
6.67%, 08/04/2025
(o)
25,129 25,309
3 Month USD LIBOR + 6.50%
Internet - 0.54%
MH Sub I LLC
8.57%, 09/15/2025
(o)
16,119 15,656
3 Month USD LIBOR + 7.50%
Investment Companies - 0.24%
Masergy Holdings Inc
8.56%, 12/16/2024
(o)
5,393 5,015
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.66%, 03/06/2026
(o)
2,580 2,038
3 Month USD LIBOR + 7.50%
$ 7,053
Lodging - 0.18%
Caesers Resort
4.72%, 06/19/2025
(o)
5,525 5,316
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.62%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(o)
16,681 15,514
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
6.39%, 09/30/2026
(o)
2,967 2,603
1 Month USD LIBOR + 5.25%
$ 18,117
Miscellaneous Manufacturers - 0.18%
UTEX Industries Inc
5.16%, 05/22/2021
(o)
10,615 2,772
3 Month USD LIBOR + 4.00%
7.43%, 05/22/2022
(o)
20,650 2,349
1 Month USD LIBOR + 7.25%
$ 5,121

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.56%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
$ 1,868 $ 1,824
1 Month USD LIBOR + 2.50%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/14/2023
(l),(o)
5,423 3,525
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.83%, 06/29/2024
(o)
11,090 10,979
3 Month USD LIBOR + 8.75%
$ 16,328
REITs - 0.10%
CoreCivic Inc
5.50%, 12/12/2024
(o)
3,096 3,034
1 Month USD LIBOR + 4.50%
Software - 2.09%
Applied Systems Inc
8.00%, 09/19/2025
(o)
4,450 4,479
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
4.00%, 07/12/2024
(o)
8,035 7,854
3 Month USD LIBOR + 3.00%
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(d),(o)
10,798 6,873
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
3.42%, 12/01/2023
(o)
5,366 5,277
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(o)
6,972 7,030
Sophia LP
4.25%, 09/30/2022
(o)
3,802 3,772
3 Month USD LIBOR + 3.25%
Ultimate Software
7.50%, 05/03/2027
(o)
3,175 3,228
3 Month USD LIBOR + 6.75%
Vertafore Inc
3.43%, 07/02/2025
(o)
5,446 5,170
3 Month USD LIBOR + 3.25%
7.43%, 06/04/2026
(o)
17,665 17,362
3 Month USD LIBOR + 7.25%
$ 61,045
TOTAL SENIOR FLOATING RATE INTERESTS $ 320,935
Total Investments $ 2,911,651
Other Assets and Liabilities -  0.42% 12,407
TOTAL NET ASSETS - 100.00% $ 2,924,058
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,821 or 0.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $19,344 or
0.66% of net assets.
(g) Security purchased on a when-issued basis.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,667,512 or 57.03% of net assets.
( i ) Security or a portion of the security was on loan at the end of the period.
(j) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(n) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 16.97%
Consumer, Non-cyclical 16.72%
Communications 15.77%
Financial 13.09%
Industrial 10.36%
Energy 10.09%
Technology 6.37%
Basic Materials 5.38%
Money Market Funds 3.86%
Utilities 0.92%
Diversified 0.05%
Other Assets and Liabilities
0.42%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 150,593 $ 1,396,408 $ 1,436,921 $ 110,080
$ 150,593 $ 1,396,408 $ 1,436,921 $ 110,080
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 735 $ — $ — $ —
$ 735 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
High Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc 0.00%, 11/30/2023 05/31/2018-06/30/2020 4,697 4,697 0.16%
Specialty Steel   10.68%, 11/15/2022 11/15/2017 8,680 8,680 0.30%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,306 0.15%
Total $ 17,683 0.61%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/31/2020 $ 5,946 EUR 5,381 $ — $ (395)
Total $ — $ (395)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.34 N/A 5.00% Quarterly 06/20/2025 $ 1,880 $ (37) $ 86 $ 49
Total $ (37) $ 86 $ 49
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $1,880.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.48% Shares Held Value (000's)
Exchange-Traded Funds - 0.81%
iShares iBoxx High Yield Corporate Bond ETF 300,000 $ 25,617
Money Market Funds - 5.67%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
967,539 967
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
178,145,832 178,146
$ 179,113
TOTAL INVESTMENT COMPANIES $ 204,730
COMMON STOCKS - 0.03% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
(d),(e),(f)
5,000,000 $ —
Retail - 0.03%
Claire's Holdings LLC
(d)
4,036 1,060
TOTAL COMMON STOCKS $ 1,060
BONDS - 87.73%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.84%
Air 2 US
8.63%, 10/01/2020
(g)
$ 17 $ 17
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
8,250 7,796
5.38%, 05/01/2026
(g)
5,200 5,397
SSL Robotics LLC
9.75%, 12/31/2023
(g)
6,695 7,434
TransDigm Inc
5.50%, 11/15/2027 9,945 9,435
6.25%, 03/15/2026
(g)
12,880 13,588
7.50%, 03/15/2027 3,875 3,924
8.00%, 12/15/2025
(g)
1,065 1,156
Triumph Group Inc
6.25%, 09/15/2024
(g)
175 154
7.75%, 08/15/2025
(h)
14,190 9,193
$ 58,094
Airlines - 0.46%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,558 1,090
Delta Air Lines Inc
7.00%, 05/01/2025
(g)
4,540 4,848
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(g)
4,910 5,082
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,838 3,600
$ 14,620
Automobile Manufacturers - 3.06%
Ford Motor Co
8.50%, 04/21/2023 13,895 15,423
9.00%, 04/22/2025 13,685 16,123
9.63%, 04/22/2030
(h)
2,225 2,931
Ford Motor Credit Co LLC
4.14%, 02/15/2023 14,373 14,625
4.39%, 01/08/2026 5,025 5,162
4.54%, 08/01/2026 9,495 9,780
5.13%, 06/16/2025 5,430 5,789
Navistar International Corp
6.63%, 11/01/2025
(g)
21,843 22,389
9.50%, 05/01/2025
(g)
3,875 4,422
$ 96,644
Automobile Parts & Equipment - 0.87%
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(h)
8,240 8,513
6.25%, 03/15/2026 3,480 3,507
6.88%, 07/01/2028 2,760 2,815
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
5.38%, 11/15/2027 $ 10,100 $ 10,645
5.63%, 06/15/2028 1,970 2,069
$ 27,549
Banks - 3.34%
Barclays PLC
4.84%, 05/09/2028 2,865 3,227
5.09%, 06/20/2030
( i )
6,395 7,518
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
( i ),(j)
9,830 10,014
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12/31/2049
( i ),(j)
10,154 7,863
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 12/31/2049
( i ),(j)
10,165 9,771
United States Secured Overnight Financing
Rate + 3.23%
Deutsche Bank AG
4.30%, 05/24/2028
( i )
7,350 7,183
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12/31/2049
( i ),(j)
7,955 6,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
3.96%, 11/26/2025
( i )
7,695 8,208
United States Secured Overnight Financing
Rate + 2.58%
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
8,175 8,603
JPMorgan Chase & Co
4.60%, 12/31/2049
( i ),(j)
22,005 21,292
United States Secured Overnight Financing
Rate + 3.13%
Lloyds Banking Group PLC
7.50%, 12/31/2049
( i ),(j)
4,450 4,728
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09/14/2023 9,720 10,303
$ 105,633
Building Materials - 2.10%
BMC East LLC
5.50%, 10/01/2024
(g)
14,620 14,949
Boise Cascade Co
4.88%, 07/01/2030
(g)
5,035 5,337
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
4,065 4,263
6.75%, 06/01/2027
(g)
6,205 6,826
Cemex SAB de CV
7.38%, 06/05/2027
(g)
4,250 4,531
Griffon Corp
5.75%, 03/01/2028 8,265 8,637
5.75%, 03/01/2028
(g)
3,810 3,981
Norbord Inc
5.75%, 07/15/2027
(g)
8,250 8,786
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g),(k)
8,710 9,037
$ 66,347
Chemicals - 2.34%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
15,278 15,698
Avient Corp
5.75%, 05/15/2025
(g)
11,475 12,456
CF Industries Inc
4.95%, 06/01/2043 5,555 6,500
5.15%, 03/15/2034 6,510 7,487

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
$ 13,785 $ 12,458
6.88%, 06/15/2025
(g)
12,285 11,640
Olin Corp
9.50%, 06/01/2025
(g)
3,000 3,420
Valvoline Inc
4.38%, 08/15/2025
(g)
4,315 4,461
$ 74,120
Commercial Services - 3.01%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
17,324 7,709
Brink's Co/The
4.63%, 10/15/2027
(g)
2,800 2,848
5.50%, 07/15/2025
(g)
6,240 6,630
Garda World Security Corp
9.50%, 11/01/2027
(g)
8,886 9,686
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
11,145 11,619
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
11,680 12,629
8.25%, 11/15/2026
(g)
4,745 5,237
Tms International Holding Corp
7.25%, 08/15/2025
(g)
11,135 9,242
United Rentals North America Inc
3.88%, 02/15/2031
(f),(k)
12,050 12,050
4.63%, 10/15/2025 6,135 6,311
4.88%, 01/15/2028 2,815 3,023
5.25%, 01/15/2030 2,595 2,841
5.88%, 09/15/2026 2,720 2,904
6.50%, 12/15/2026 2,225 2,470
$ 95,199
Computers - 1.05%
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
23,975 27,049
7.13%, 06/15/2024
(g)
5,880 6,108
$ 33,157
Consumer Products - 0.61%
Prestige Brands Inc
5.13%, 01/15/2028
(g)
2,615 2,744
6.38%, 03/01/2024
(g)
9,095 9,413
Spectrum Brands Inc
5.00%, 10/01/2029
(g)
3,805 3,919
5.75%, 07/15/2025 3,095 3,188
$ 19,264
Distribution & Wholesale - 0.78%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
16,585 17,248
5.88%, 05/15/2026
(g)
6,930 7,329
$ 24,577
Diversified Financial Services - 2.42%
AerCap Holdings NV
5.88%, 10/10/2079
( i )
11,870 9,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05/15/2021
(g)
5,900 4,351
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
7,605 7,742
6.63%, 03/15/2026 3,410 3,559
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(l),(m)
6,730 4,190
Navient Corp
6.13%, 03/25/2024 5,490 5,682
6.63%, 07/26/2021 4,245 4,351
6.75%, 06/15/2026 4,905 5,101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
5.38%, 11/15/2029 $ 5,775 $ 6,093
6.63%, 01/15/2028 2,730 3,129
6.88%, 03/15/2025 14,400 16,092
7.13%, 03/15/2026 3,140 3,681
8.88%, 06/01/2025 3,095 3,490
$ 76,563
Electric - 2.19%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
8,920 9,533
Elwood Energy LLC
8.16%, 07/05/2026 4,617 4,986
Indiantown Cogeneration LP
9.77%, 12/15/2020 200 201
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
7,190 7,657
NRG Energy Inc
5.25%, 06/15/2029
(g)
3,570 3,947
6.63%, 01/15/2027 3,460 3,685
7.25%, 05/15/2026 8,070 8,704
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
3,960 4,198
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
5,765 6,154
5.50%, 09/01/2026
(g)
10,735 11,312
5.63%, 02/15/2027
(g)
8,335 8,943
$ 69,320
Electrical Components & Equipment - 0.80%
Energizer Holdings Inc
4.75%, 06/15/2028
(g)
7,495 8,039
6.38%, 07/15/2026
(g)
8,557 9,113
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,235 1,356
7.25%, 06/15/2028
(g)
6,165 6,735
$ 25,243
Electronics - 0.30%
Sensata Technologies BV
5.00%, 10/01/2025
(g)
6,405 6,917
Sensata Technologies Inc
4.38%, 02/15/2030
(g)
2,440 2,608
$ 9,525
Engineering & Construction - 0.50%
MasTec Inc
4.50%, 08/15/2028
(g),(k)
15,010 15,685
Entertainment - 4.65%
Boyne USA Inc
7.25%, 05/01/2025
(g)
12,390 13,242
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
15,665 14,124
CCM Merger Inc
6.00%, 03/15/2022
(g)
14,575 14,283
Colt Merger Sub Inc
6.25%, 07/01/2025
(g)
7,915 8,256
8.13%, 07/01/2027
(g)
18,080 18,419
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
14,220 14,045
International Game Technology PLC
5.25%, 01/15/2029
(g)
6,590 6,734
6.25%, 01/15/2027
(g)
2,030 2,162
6.50%, 02/15/2025
(g)
11,815 12,731
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
3,005 2,997
6.38%, 02/01/2024
(g)
6,795 6,859
Motion Bondco DAC
6.63%, 11/15/2027
(g)
855 730

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games International Inc
5.00%, 10/15/2025
(g)
$ 5,995 $ 5,943
7.25%, 11/15/2029
(g)
3,770 3,450
8.63%, 07/01/2025
(g)
7,100 7,135
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
13,670 13,089
7.75%, 04/15/2025
(g)
2,800 2,941
$ 147,140
Food - 4.00%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
2,710 2,866
5.75%, 03/15/2025 2,710 2,805
5.88%, 02/15/2028
(g)
905 991
6.63%, 06/15/2024 1,500 1,561
7.50%, 03/15/2026
(g)
17,225 19,378
Ingles Markets Inc
5.75%, 06/15/2023 8,970 9,104
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
14,775 15,163
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
15,915 18,024
Kraft Heinz Foods Co
4.38%, 06/01/2046 25,245 26,544
Post Holdings Inc
4.63%, 04/15/2030
(g)
11,739 12,355
5.00%, 08/15/2026
(g)
16,840 17,648
$ 126,439
Forest Products & Paper - 0.14%
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 4,510
Healthcare - Products - 0.24%
Avantor Funding Inc
4.63%, 07/15/2028
(g),(h)
7,045 7,443
Healthcare - Services - 4.66%
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
7,155 7,602
Centene Corp
3.38%, 02/15/2030 12,025 12,731
4.25%, 12/15/2027 3,395 3,607
4.63%, 12/15/2029 6,015 6,708
5.25%, 04/01/2025
(g)
20,745 21,631
5.38%, 06/01/2026
(g)
1,455 1,556
Charles River Laboratories International Inc
4.25%, 05/01/2028
(g)
2,660 2,813
CHS/Community Health Systems Inc
6.25%, 03/31/2023 12,365 12,458
8.00%, 03/15/2026
(g)
5,515 5,649
DaVita Inc
4.63%, 06/01/2030
(g)
10,580 11,268
HCA Inc
3.50%, 09/01/2030 5,920 6,222
5.50%, 06/15/2047 6,070 8,168
5.88%, 02/01/2029 9,215 11,219
LifePoint Health Inc
6.75%, 04/15/2025
(g)
3,375 3,637
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,103
4.63%, 06/15/2028
(g)
4,185 4,401
5.13%, 11/01/2027
(g)
9,650 10,241
7.50%, 04/01/2025
(g)
2,930 3,241
$ 147,255
Home Builders - 2.91%
Century Communities Inc
5.88%, 07/15/2025 6,775 6,972
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Forestar Group Inc
5.00%, 03/01/2028
(g)
$ 8,370 $ 8,370
8.00%, 04/15/2024
(g)
10,685 11,464
KB Home
7.63%, 05/15/2023 6,670 7,337
Lennar Corp
4.50%, 04/30/2024 4,537 4,911
4.75%, 11/15/2022 7,061 7,449
4.88%, 12/15/2023 6,661 7,179
LGI Homes Inc
6.88%, 07/15/2026
(g)
13,710 14,601
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
4,800 5,100
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
5,305 5,956
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
8,500 9,053
Williams Scotsman International Inc
6.88%, 08/15/2023
(g)
3,500 3,614
$ 92,006
Insurance - 1.86%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(g)
8,020 8,521
AssuredPartners Inc
7.00%, 08/15/2025
(g)
6,800 6,902
Voya Financial Inc
5.65%, 05/15/2053
( i )
41,717 43,345
3 Month USD LIBOR + 3.58%
$ 58,768
Internet - 0.60%
Netflix Inc
4.38%, 11/15/2026 14,505 16,106
5.38%, 11/15/2029
(g)
2,440 2,956
$ 19,062
Investment Companies - 0.49%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 05/15/2026 8,515 8,998
6.38%, 12/15/2025 6,240 6,490
$ 15,488
Iron & Steel - 0.60%
Cleveland-Cliffs Inc
6.38%, 10/15/2025
(g),(h)
9,710 7,865
6.75%, 03/15/2026
(g)
1,125 1,131
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,951
$ 18,947
Leisure Products & Services - 0.08%
Viking Cruises Ltd
13.00%, 05/15/2025
(g)
2,460 2,676
Lodging - 0.63%
Boyd Gaming Corp
8.63%, 06/01/2025
(g)
6,445 7,105
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(g)
3,940 4,119
5.75%, 05/01/2028
(g)
2,626 2,803
Marriott Ownership Resorts Inc
6.13%, 09/15/2025
(g)
2,100 2,240
Wyndham Destinations Inc
6.63%, 07/31/2026
(g)
3,365 3,490
$ 19,757
Machinery - Diversified - 0.41%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
13,355 13,071

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 7.93%
Altice Financing SA
5.00%, 01/15/2028
(g)
$ 12,005 $ 12,324
7.50%, 05/15/2026
(g)
14,435 15,521
AMC Networks Inc
4.75%, 08/01/2025 13,775 14,119
5.00%, 04/01/2024 2,750 2,795
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
1,850 1,930
4.50%, 08/15/2030
(g)
15,960 16,916
4.75%, 03/01/2030
(g)
17,645 18,781
5.38%, 06/01/2029
(g)
9,270 10,151
CSC Holdings LLC
4.63%, 12/01/2030
(g)
3,400 3,570
5.50%, 04/15/2027
(g)
3,195 3,427
6.50%, 02/01/2029
(g)
22,203 25,422
6.63%, 10/15/2025
(g)
4,225 4,415
7.50%, 04/01/2028
(g)
2,872 3,304
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
8,570 6,599
DISH DBS Corp
5.88%, 07/15/2022 7,915 8,331
5.88%, 11/15/2024 5,000 5,213
7.38%, 07/01/2028
(g)
6,725 7,118
7.75%, 07/01/2026 1,785 2,013
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
9,580 10,351
Meredith Corp
6.88%, 02/01/2026 16,710 14,516
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
3,925 4,024
6.88%, 02/15/2023
(g)
4,515 4,583
Sirius XM Radio Inc
4.13%, 07/01/2030
(g)
7,500 7,915
UPC Holding BV
5.50%, 01/15/2028
(g)
21,570 21,894
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
11,620 12,379
6.00%, 01/15/2027
(g)
5,225 5,538
Ziggo BV
5.50%, 01/15/2027
(g)
7,245 7,643
$ 250,792
Metal Fabrication & Hardware - 0.37%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,810 5,984
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 5,827
$ 11,811
Mining - 3.26%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,465 18
Constellium SE
5.63%, 06/15/2028
(g)
4,260 4,469
First Quantum Minerals Ltd
7.25%, 04/01/2023
(g)
4,650 4,671
7.50%, 04/01/2025
(g)
7,470 7,545
Freeport-McMoRan Inc
4.25%, 03/01/2030 11,955 12,490
4.63%, 08/01/2030 6,475 6,937
Hudbay Minerals Inc
7.63%, 01/15/2025
(g)
9,985 10,110
IAMGOLD Corp
7.00%, 04/15/2025
(g)
11,195 11,643
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
4,330 4,716
New Gold Inc
7.50%, 07/15/2027
(g)
15,565 16,927
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Novelis Corp
4.75%, 01/30/2030
(g)
$ 14,955 $ 15,602
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
9,405 8,018
$ 103,146
Oil & Gas - 7.07%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
7,220 4,621
10.00%, 04/01/2022
(g)
4,826 3,989
Cenovus Energy Inc
5.38%, 07/15/2025 6,685 6,686
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
11,835 —
Comstock Resources Inc
7.50%, 05/15/2025
(g)
5,775 5,429
9.75%, 08/15/2026 15,175 15,170
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
9,680 9,486
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
7,665 7,703
6.63%, 07/15/2025
(g)
5,520 5,800
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(g)
14,700 3,932
Laredo Petroleum Inc
10.13%, 01/15/2028 8,165 5,797
MEG Energy Corp
6.50%, 01/15/2025
(g)
6,001 5,896
7.00%, 03/31/2024
(g)
5,790 5,515
7.13%, 02/01/2027
(g)
4,035 3,591
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 21
Nabors Industries Inc
5.75%, 02/01/2025 8,415 3,324
Nabors Industries Ltd
7.50%, 01/15/2028
(g)
3,570 2,268
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
14,740 2,616
6.88%, 01/15/2023 235 45
Occidental Petroleum Corp
2.60%, 08/13/2021 7,400 7,308
2.70%, 08/15/2022 12,410 11,989
2.70%, 02/15/2023 2,429 2,326
3.40%, 04/15/2026 4,475 4,050
4.40%, 04/15/2046 15,320 12,481
8.00%, 07/15/2025
(h)
12,055 13,170
Parkland Corp/Canada
5.88%, 07/15/2027
(g)
10,780 11,427
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(g)
7,615 7,977
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(g)
7,970 3,029
SM Energy Co
5.00%, 01/15/2024 13,775 7,576
Southwestern Energy Co
7.75%, 10/01/2027
(h)
22,220 20,893
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 2,130 2,165
5.50%, 02/15/2026 5,575 5,714
Transocean Inc
8.00%, 02/01/2027
(g)
4,525 2,207
Unit Corp
0.00%, 05/15/2021
(d)
8,600 1,183
WPX Energy Inc
4.50%, 01/15/2030 7,555 7,033
5.25%, 09/15/2024 1,125 1,160
5.25%, 10/15/2027 3,140 3,097

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
WPX Energy Inc   (continued)
5.75%, 06/01/2026 $ 2,177 $ 2,207
5.88%, 06/15/2028 4,490 4,599
$ 223,480
Packaging & Containers - 3.44%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g),(l),(m)
7,255 7,418
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
5,015 5,205
5.25%, 08/15/2027
(g)
4,725 4,946
6.00%, 02/15/2025
(g)
9,265 9,682
Cascades Inc /Cascades USA Inc
5.38%, 01/15/2028
(g)
6,310 6,531
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 8,490 8,859
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 16,099 18,997
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
8,590 8,719
7.88%, 07/15/2026
(g)
5,705 5,914
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
16,030 15,389
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
3.77%, 07/15/2021
(g)
6,620 6,620
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(g)
8,460 8,589
7.00%, 07/15/2024
(g)
1,950 1,986
$ 108,855
Pharmaceuticals - 0.89%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
12,710 14,140
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
5,065 5,090
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(g)
6,027 4,595
9.50%, 07/31/2027
(g)
814 876
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
3,217 3,422
$ 28,123
Pipelines - 3.60%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,252
5.75%, 03/01/2027
(g)
9,965 8,704
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,853
4.13%, 12/01/2027 6,220 6,065
5.85%, 11/15/2043 1,860 1,711
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
14,640 13,688
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
3,500 3,712
6.50%, 07/01/2027
(g)
8,050 8,876
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 9,225 9,089
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
10,520 10,912
NuStar Logistics LP
5.63%, 04/28/2027 10,009 9,771
6.00%, 06/01/2026 2,835 2,906
Rattler Midstream LP
5.63%, 07/15/2025
(g)
4,495 4,741
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 $ 6,382 $ 6,783
6.50%, 07/15/2027 9,712 10,392
6.88%, 01/15/2029 3,867 4,363
$ 113,818
Real Estate - 0.21%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
6,295 6,736
REITs - 0.75%
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025
(g)
4,095 4,407
Iron Mountain Inc
5.00%, 07/15/2028
(g)
6,360 6,583
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(g)
6,180 6,579
VICI Properties LP / VICI Note Co Inc
4.63%, 12/01/2029
(g)
5,765 6,040
$ 23,609
Retail - 3.16%
1011778 BC ULC / New Red Finance Inc
5.00%, 10/15/2025
(g)
8,195 8,379
5.75%, 04/15/2025
(g)
2,160 2,311
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
7,430 7,411
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(e),(f)
6,962 —
Golden Nugget Inc
6.75%, 10/15/2024
(g)
8,229 5,699
IRB Holding Corp
6.75%, 02/15/2026
(g)
10,450 10,502
7.00%, 06/15/2025
(g)
6,015 6,555
L Brands Inc
6.75%, 07/01/2036 8,725 8,421
6.88%, 07/01/2025
(g)
2,535 2,730
9.38%, 07/01/2025
(g)
4,345 4,845
Nordstrom Inc
4.00%, 03/15/2027 6,340 5,416
8.75%, 05/15/2025
(g)
1,990 2,179
PetSmart Inc
5.88%, 06/01/2025
(g)
7,095 7,272
7.13%, 03/15/2023
(g)
7,200 7,272
Yum! Brands Inc
4.75%, 01/15/2030
(g)
14,555 15,792
7.75%, 04/01/2025
(g)
4,650 5,220
$ 100,004
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e),(f)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ —
Semiconductors - 0.51%
Microchip Technology Inc
4.25%, 09/01/2025
(g)
3,805 4,000
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
11,500 12,105
$ 16,105
Software - 0.77%
Epicor Software Corp
7.56%, 06/30/2023
(g)
5,658 5,657
3 Month USD LIBOR + 7.25%

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 02/15/2028
(g)
$ 11,250 $ 11,697
5.88%, 06/01/2026
(g)
6,635 7,048
$ 24,402
Telecommunications - 6.62%
Altice France Holding SA
6.00%, 02/15/2028
(g)
9,470 9,459
10.50%, 05/15/2027
(g)
7,205 8,241
Altice France SA/France
5.50%, 01/15/2028
(g)
6,670 7,012
8.13%, 02/01/2027
(g)
6,375 7,116
CenturyLink Inc
4.00%, 02/15/2027
(g)
4,120 4,303
CommScope Inc
7.13%, 07/01/2028
(g)
6,510 6,892
8.25%, 03/01/2027
(g)
22,580 24,350
Embarq Corp
8.00%, 06/01/2036 14,230 16,678
Level 3 Financing Inc
4.25%, 07/01/2028
(g)
5,660 5,901
5.13%, 05/01/2023 4,440 4,459
5.38%, 01/15/2024 6,895 7,013
Sprint Communications Inc
6.00%, 11/15/2022 13,755 14,871
Sprint Corp
7.13%, 06/15/2024 8,840 10,312
7.88%, 09/15/2023 14,995 17,394
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,807
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(g)
13,065 14,600
T-Mobile USA Inc
5.13%, 04/15/2025 13,770 14,114
6.50%, 01/15/2026 11,120 11,722
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
13,795 13,825
6.13%, 03/01/2028
(g)
6,885 7,109
$ 209,178
Transportation - 1.80%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e),(f)
18,905 3,592
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
23,475 14,202
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
9,350 3,833
11.25%, 08/15/2022
(g)
5,870 4,109
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
6,805 7,281
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
9,505 10,147
XPO Logistics Inc
6.25%, 05/01/2025
(g)
12,610 13,635
$ 56,799
Trucking & Leasing - 0.41%
DAE Funding LLC
4.50%, 08/01/2022
(g)
4,235 4,160
5.75%, 11/15/2023
(g)
8,890 8,734
$ 12,894
TOTAL BONDS $ 2,773,854
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11/09/2009
(d),(e),(f)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 6.10%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.13%
Navistar Inc
3.69%, 11/06/2024
(n)
$ 4,361 $ 4,212
3 Month USD LIBOR + 3.00%
Chemicals - 0.26%
Aruba Investments Inc
5.25%, 07/01/2025
(n)
4,000 3,985
1 Month USD LIBOR + 4.25%
Chemours Co/The
1.92%, 04/03/2025
(n)
4,402 4,166
3 Month USD LIBOR + 1.75%
$ 8,151
Commercial Services - 0.26%
Garda World Security Corp
4.93%, 10/23/2026
(n)
2,899 2,867
1 Month USD LIBOR + 4.75%
Prime Security Services Borrower LLC
4.25%, 09/23/2026
(n)
3,491 3,427
1 Month USD LIBOR + 3.25%
Refinitiv US Holdings Inc
3.41%, 10/01/2025
(n)
2,048 2,031
3 Month USD LIBOR + 3.00%
$ 8,325
Computers - 0.41%
McAfee LLC
9.50%, 09/29/2025
(n)
12,667 12,825
3 Month USD LIBOR + 3.25%
Consumer Products - 0.15%
Prestige Brands Inc
2.16%, 01/26/2024
(n)
2,902 2,859
3 Month USD LIBOR + 2.00%
Reynolds Consumer Products LLC
1.91%, 01/29/2027
(n)
1,995 1,954
1 Month USD LIBOR + 1.75%
$ 4,813
Diversified Financial Services - 0.22%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(n)
7,163 7,045
1 Month USD LIBOR + 2.75%
Engineering & Construction - 0.02%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(n)
500 562
1 Month USD LIBOR + 12.00%
Entertainment - 0.13%
Lions Gate Capital Holdings LLC
2.41%, 03/24/2025
(n)
4,272 4,093
3 Month USD LIBOR + 2.00%
Environmental Control - 0.12%
Filtration Group Corp
3.16%, 03/31/2025
(n)
4,027 3,931
3 Month USD LIBOR + 1.75%
Food - 0.44%
Bellring Brands LLC
6.00%, 10/21/2024
(n)
13,771 13,805
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.11%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(n)
3,515 3,379
1 Month USD LIBOR + 6.50%

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.28%
LifePoint Health Inc
3.91%, 11/16/2025
(n)
$ 9,221 $ 8,999
1 Month USD LIBOR + 3.75%
Insurance - 0.75%
Acrisure LLC
3.66%, 02/15/2027
(n)
3,229 3,101
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.50%, 02/12/2027
(n)
7,172 7,100
1 Month USD LIBOR + 4.50%
Asurion LLC
6.66%, 08/04/2025
(n)
13,268 13,364
3 Month USD LIBOR + 3.25%
$ 23,565
Lodging - 0.36%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
4,972 4,148
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(n)
7,949 7,353
1 Month USD LIBOR + 9.00%
$ 11,501
Media - 0.28%
CSC Holdings LLC
2.67%, 04/15/2027
(n)
2,184 2,108
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.42%, 08/24/2026
(n)
3,221 2,565
1 Month USD LIBOR + 3.50%
Radiate Holdco LLC
3.75%, 02/01/2024
(n)
4,229 4,143
3 Month USD LIBOR + 3.00%
$ 8,816
Oil & Gas - 0.03%
Mesquite Energy Inc
8.25%, 05/15/2020
(e),(f),(n)
572 425
1 Month USD LIBOR + 8.00%
12.00%, 05/20/2020
(n)
579 576
1 Month USD LIBOR + 8.00%
$ 1,001
Packaging & Containers - 0.16%
Mauser Packaging Solutions Holding Co
3.52%, 04/03/2024
(n)
5,422 5,051
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 0.84%
Bausch Health Americas Inc
2.93%, 11/14/2025
(n)
5,973 5,841
3 Month USD LIBOR + 8.75%
3.18%, 05/19/2025
(n)
10,889 10,701
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(n)
10,332 9,864
3 Month USD LIBOR + 4.00%
$ 26,406
Pipelines - 0.19%
Buckeye Partners LP
2.92%, 11/01/2026
(n)
6,030 5,885
1 Month USD LIBOR + 2.75%
Retail - 0.20%
IRB Holding Corp
3.75%, 02/05/2025
(n)
4,574 4,285
1 Month USD LIBOR + 2.75%
Sally Holdings LLC
0.00%, 07/05/2024
(n),(o)
2,000 1,990
$ 6,275
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.76%
GTT Communications Inc
2.91%, 05/31/2025
(n)
$ 7,877 $ 5,836
3 Month USD LIBOR + 2.75%
Level 3 Financing Inc
1.88%, 03/01/2027
(n)
2,458 2,378
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.91%, 10/05/2024
(n)
8,955 8,591
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.16%, 02/19/2027
(n)
7,566 7,339
1 Month USD LIBOR + 3.00%
$ 24,144
TOTAL SENIOR FLOATING RATE INTERESTS $ 192,784
Total Investments $ 3,172,428
Other Assets and Liabilities -  (0.34)% (10,677)
TOTAL NET ASSETS - 100.00% $ 3,161,751
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,817 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $16,067 or
0.51% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,765,890 or 55.85% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2020, at which time the interest rate will be determined.

Schedule of Investments
High Yield Fund
July 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 17.45%
Communications 16.19%
Consumer, Non-cyclical 15.38%
Industrial 12.27%
Energy 10.89%
Financial 10.04%
Basic Materials 6.71%
Money Market Funds 5.67%
Technology 2.74%
Utilities 2.19%
Investment Companies 0.81%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,374 $ 1,369,632 $ 1,336,860 $ 178,146
$ 145,374 $ 1,369,632 $ 1,336,860 $ 178,146
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 594 $ — $ — $ —
$ 594 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.47% Shares Held Value (000's)
Money Market Funds - 2.47%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
41,519,804 $ 41,520
TOTAL INVESTMENT COMPANIES $ 41,520
BONDS - 8.53%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
1.30%, 12/11/2049
(d),(e),(f)
$ 4 $ —
Commercial Mortgage Trust 2007-GG9
0.63%, 03/10/2039
(d),(e),(f)
305 1
Ginnie Mae
1.46%, 03/16/2047
(d),(e)
151 5
ML-CFC Commercial Mortgage Trust 2006-3
0.78%, 07/12/2046
(d),(e),(f)
64 —
$ 6
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.67%, 02/25/2035 23 15
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.07%
Chase Mortgage Finance Trust Series 2007-A2
3.51%, 06/25/2035
(e)
26 25
Fannie Mae REMIC Trust 2004-W5
0.62%, 02/25/2047 18 18
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.37%, 05/25/2035 6 6
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.50%, 10/25/2034 8 8
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.15%, 10/25/2034 6 6
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.79%, 04/25/2035 64 61
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.94%, 08/25/2035 12 11
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.38%, 04/25/2037 1,720 923
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.54%, 01/25/2045 30 29
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,087
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.29%, 04/25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
1.30%, 12/25/2032 15 14
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
0.48%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.97%, 06/25/2034 28 27
1.00 x 1 Month USD LIBOR + 0.80%
$ 53
Sovereign - 8.46%
Australia Government Bond
3.00%, 03/21/2047 AUD 7,145 6,572
Colombia Government International Bond
3.00%, 01/30/2030 $ 2,970 3,058
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government International Bond
1.63%, 04/28/2032 EUR 715 $ 887
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(f)
11,639 14,601
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 1,762,416 16,594
0.10%, 03/10/2029 4,618,982 43,513
Mexico Government International Bond
3.25%, 04/16/2030 $ 2,030 2,078
4.50%, 04/22/2029 1,020 1,144
New Zealand Government Bond
1.75%, 05/15/2041 NZD 12,525 8,845
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 23,374 17,161
2.50%, 09/20/2035 7,747 7,021
2.50%, 09/20/2040 3,624 3,436
Spain Government Bond
0.50%, 04/30/2030
(f)
EUR 11,535 13,895
1.00%, 10/31/2050
(f)
3,155 3,596
$ 142,401
TOTAL BONDS $ 143,562
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 90.32%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 90.32%
0.13%, 01/15/2022 $ 56,275 $ 57,251
0.13%, 04/15/2022 146,705 149,526
0.13%, 07/15/2022 19,484 20,022
0.13%, 01/15/2023 48,462 49,951
0.13%, 07/15/2024 32,815 34,684
0.13%, 10/15/2024 32,083 34,023
0.13%, 04/15/2025 56,758 60,412
0.13%, 07/15/2026 49,750 53,832
0.13%, 01/15/2030 28,421 31,501
0.13%, 07/15/2030 27,010 30,205
0.25%, 01/15/2025 61,233 65,270
0.25%, 07/15/2029 18,022 20,175
0.25%, 02/15/2050 3,141 3,828
0.38%, 07/15/2023 25,950 27,249
0.38%, 07/15/2025 63,251 68,583
0.38%, 01/15/2027 42,925 47,169
0.38%, 07/15/2027 43,493 48,250
0.50%, 01/15/2028 55,598 62,232
0.63%, 04/15/2023 59,056 61,842
0.63%, 01/15/2024 34,922 37,117
0.63%, 01/15/2026
(g)
36,558 40,220
0.63%, 02/15/2043 26,302 32,958
0.75%, 07/15/2028
(g)
74,950 86,323
0.75%, 02/15/2042 27,773 35,445
0.75%, 02/15/2045
(h)
31,264 40,750
0.88%, 01/15/2029 23,266 27,105
0.88%, 02/15/2047 6,883 9,398
1.00%, 02/15/2046 24,396 33,746
1.00%, 02/15/2048 25,931 36,744
1.00%, 02/15/2049 18,432 26,443
1.38%, 02/15/2044 15,800 22,934
1.75%, 01/15/2028 18,266 22,220
2.00%, 01/15/2026 16,296 19,203
2.13%, 02/15/2040 12,747 19,775
2.13%, 02/15/2041 13,287 20,917
2.38%, 01/15/2025 3,757 4,369
2.38%, 01/15/2027 28,931 35,730
2.50%, 01/15/2029 12,705 16,626
3.38%, 04/15/2032 9,325 14,233

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 8,450 $ 12,193
$ 1,520,454
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,520,454
TOTAL PURCHASED OPTIONS - 0.03% $ 439
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.54% $ 9,135
TOTAL PURCHASED CAPPED OPTIONS - 0.02% $ 353
Total Investments $ 1,715,463
Other Assets and Liabilities -  (1.91)% (32,125)
TOTAL NET ASSETS - 100.00% $ 1,683,338
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,093 or 1.91% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,311 or 0.26% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,147 or 0.13% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 98.78%
Money Market Funds 2.47%
Purchased Interest Rate Swaptions 0.54%
Mortgage Securities 0.07%
Purchased Options 0.03%
Purchased Capped Options 0.02%
Asset Backed Securities 0.00%
Other Assets and Liabilities
(1.91)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 38,171 $ 611,822 $ 608,473 $ 41,520
$ 38,171 $ 611,822 $ 608,473 $ 41,520
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 109,200 0.30% 02/15/2022 $ 193 $ 353 $ 160
Total $ 193 $ 353 $ 160
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 54,600 0.55% 02/15/2022 $ (45) $ (99) $ (54)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 54,600 0.55% 02/15/2022 (56) (99) (43)
Total $ (101) $ (198) $ (97)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 7,365 EUR 0.90 11/03/2020 $ 118 $ 136 $ 18
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 113 275 162
Call - US 10 Year Note Future;
September 2020
N/A 36 36 $ 140.00 08/24/2020 12 16 4
Put - US Long Bond Future;
September 2020
N/A 44 44 $ 178.00 08/24/2020 18 12 (6)
Total $ 261 $ 439 $ 178
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 $ 798 $ 99.38 12/14/2021 $ (139) $ (393) $ (254)
Call - US 10 Year Note Future;
September 2020
N/A 36 36 $ 141.00 08/24/2020 (5) (4) 1
Total $ (144) $ (397) $ (253)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 18,530 0.39% 05/23/2023 $ 56 $ 66 $ 10
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.77% 11/06/2024 179 458 279
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 173 822 649
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 297 217
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 303 222
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 501 296
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 182 310 128
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 1,045 821
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 1,032 812
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 125 46
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 80 112 32
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,130 0.89% 05/01/2025 115 115 —
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 280 218
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 266 202
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 295 215
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 56,710 1.20% 09/24/2020 178 1,170 992
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 37,540 1.25% 08/11/2020 179 806 627
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 48 164 116
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,610 0.83% 11/24/2020 111 79 (32)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.77% 11/06/2024 179 35 (144)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 21 (198)

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,470 1.50% 02/26/2025 $ 182 $ 103 $ (79)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 105 (67)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 22 (58)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 22 (183)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 80 21 (59)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 321 4 (317)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 4,872 2.98% 03/08/2024 224 21 (203)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 17 (116)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,130 0.89% 05/01/2025 115 115 —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 80 57 (23)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 50 (29)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 41 (23)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 150 17 (133)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 39 (23)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 45 (173)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 44 (198)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 22 (58)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 1 (46)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 200 1 (199)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 379 27 (352)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,445 1.35% 09/07/2020 58 — (58)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,610 0.83% 11/24/2020 111 59 (52)
Total $ 6,076 $ 9,135 $ 3,059
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 18,530 0.69% 04/12/2023 $ (71) $ (104) $ (33)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,540 0.61% 04/07/2023 (43) (58) (15)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.58% 11/06/2020 (79) (463) (384)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 33,110 0.41% 03/18/2021 (56) (88) (32)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (218) (1,599) (1,381)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (208) (827) (619)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,370 0.71% 04/07/2021 (95) (90) 5
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,690 0.69% 04/07/2021 (47) (43) 4

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 7,450 1.74% 11/20/2020 $ (179) $ (878) $ (699)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.42% 08/18/2020 (149) (501) (352)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,630 0.88% 04/15/2021 (44) (62) (18)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,680 0.69% 04/07/2021 (45) (42) 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (118) (4)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.72% 04/19/2021 (43) (42) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.77% 04/16/2021 (42) (46) (4)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,800 0.79% 04/16/2021 (48) (57) (9)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.67% 07/15/2021 (84) (87) (3)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.74% 06/28/2021 (85) (98) (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,190 0.69% 05/14/2021 (81) (83) (2)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,370 0.75% 06/03/2021 (160) (192) (32)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.72% 06/30/2021 (84) (93) (9)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 7,180 1.20% 08/18/2020 (134) (473) (339)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,270 0.87% 04/12/2021 (88) (122) (34)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,370 0.71% 04/02/2021 (95) (88) 7
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,350 0.85% 04/08/2021 (35) (48) (13)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,920 0.74% 04/20/2021 (137) (142) (5)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 2,020 0.73% 04/07/2021 (53) (56) (3)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 113,410 0.70% 09/24/2020 (125) (1,205) (1,080)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,665 1.53% 12/14/2020 (85) (484) (399)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 75,070 0.75% 08/11/2020 (143) (862) (719)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 17,665 1.51% 12/15/2020 (84) (475) (391)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,295 1.39% 08/24/2020 (234) (1,241) (1,007)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 3,540 0.04% 09/14/2022 (55) (83) (28)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,535 0.14% 09/13/2022 (53) (68) (15)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 7,120 0.12% 04/05/2022 (90) (138) (48)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 8,140 0.02% 04/08/2022 (104) (192) (88)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 3,620 0.20% 09/23/2020 (5) (4) 1
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,530 0.15% 10/14/2020 (5) (4) 1
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,620 0.20% 09/25/2020 (4) (4) —
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 29,470 0.25% 06/30/2021 (186) (193) (7)
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 8,930 0.61% 06/16/2022 (134) (163) (29)

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 86,280 2.15% 05/28/2021 $ (242) $ — $ 242
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,540 0.61% 04/07/2023 (43) (17) 26
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,530 0.69% 04/12/2023 (71) (24) 47
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.58% 11/06/2020 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 33,110 0.41% 03/18/2021 (56) (3) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.42% 08/18/2020 (149) — 149
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,660 1.75% 08/10/2020 (44) — 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (8) 60
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) — 213
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,370 0.71% 04/07/2021 (95) (47) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (4) 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,690 0.69% 04/07/2021 (48) (25) 23
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,130 1.05% 06/14/2021 (45) (24) 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,990 2.00% 08/04/2020 (45) — 45
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,450 1.74% 11/20/2020 (180) (1) 179
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,630 0.88% 04/15/2021 (44) (15) 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (69) (15) 54
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (1) 217
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (209) (62) 147
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,030 1.10% 07/15/2021 (21) (15) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,771 1.60% 03/07/2022 (62) (23) 39
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (11) 118
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (129) (12) 117
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (16) 396
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.62% 11/03/2020 (91) — 91
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,570 1.00% 06/02/2021 (205) (111) 94
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,080 1.10% 07/19/2021 (21) (16) 5
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,970 1.76% 09/17/2020 (175) — 175
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.64% 11/03/2020 (90) — 90
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,490 1.62% 09/15/2020 (87) — 87
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (71) (15) 56

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 6,010 1.60% 03/07/2022 $ (101) $ (36) $ 65
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.67% 07/15/2021 (84) (68) 16
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,190 0.69% 05/14/2021 (81) (53) 28
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.72% 06/30/2021 (84) (57) 27
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.74% 06/28/2021 (84) (53) 31
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,860 1.15% 01/11/2022 (28) (22) 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,370 0.75% 06/03/2021 (160) (98) 62
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,800 0.79% 04/16/2021 (49) (21) 28
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.72% 04/19/2021 (43) (22) 21
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (68) (23) 45
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.77% 04/16/2021 (42) (19) 23
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (96) 18
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (23) 47
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,680 0.69% 04/07/2021 (46) (25) 21
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 7,180 1.60% 08/18/2020 (134) — 134
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (8) 68
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (4) 32
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,350 0.85% 04/08/2021 (35) (13) 22
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,920 0.74% 04/20/2021 (137) (66) 71
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 2,020 0.73% 04/07/2021 (53) (27) 26
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,370 0.71% 04/02/2021 (96) (47) 49
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (128) (16) 112
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (26) 106
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (67) 103
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (25) 123
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (15) 75
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,270 0.87% 04/12/2021 (89) (30) 59
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (15) 64
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 36,220 2.00% 11/30/2020 (49) — 49
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 19,480 0.16% 04/13/2021 (66) (1) 65
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) (2) 85
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (2) 64
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) (3) 144

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.00% 06/15/2021 $ (16) $ (1) $ 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 20,240 3.25% 12/30/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 13,390 0.05% 06/11/2021 (34) (3) 31
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) (2) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (16) (1) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (1) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (18) (2) 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) (2) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (15) (2) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (14) (2) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 22,110 3.50% 08/25/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 9,180 0.15% 08/10/2021 (12) (5) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (23) (10) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 16,180 1.05% 10/05/2020 (28) — 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 29,530 0.25% 09/07/2021 (48) (30) 18
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 17,665 1.53% 12/14/2020 (84) — 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 13,011 0.11% 05/18/2021 (43) (2) 41
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 16,180 1.05% 10/05/2020 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 15,025 1.00% 10/06/2020 (16) — 16
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 29,770 0.60% 09/25/2020 (35) — 35
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 8,670 0.08% 06/01/2021 (25) (1) 24
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 17,665 1.51% 12/15/2020 (84) — 84
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 19,300 0.15% 04/20/2021 (70) (2) 68
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (29) 26
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,140 0.02% 04/08/2022 (105) (46) 59
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,535 0.14% 09/13/2022 (53) (36) 17
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,120 0.12% 04/05/2022 (90) (50) 40
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 3,620 0.50% 09/23/2020 (6) — 6
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,620 0.50% 09/25/2020 (8) — 8
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,060 0.45% 10/14/2020 (15) (4) 11
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 8,930 0.61% 06/16/2022 (134) (93) 41
Total $ (11,721) $ (13,388) $ (1,667)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; September 2020 Short 155 $ 16,550 $ (122)
Canada 10 Year Bond; September 2020 Long 136 15,707 100
Euro Bond 10 Year Bond; September 2020 Short 96 20,075 (340)
Euro Buxl 30 Year Bond; September 2020 Short 16 4,238 (150)
Euro-BTP; September 2020 Short 31 5,367 (260)
Japan 10 Year Bond TSE; September 2020 Short 28 40,304 (87)
US 10 Year Note; September 2020 Short 257 36,000 (279)
US 10 Year Ultra Note; September 2020 Short 194 30,894 (280)
US 2 Year Note; September 2020 Long 635 140,325 130
US 5 Year Note; September 2020 Long 367 46,288 165
US Long Bond; September 2020 Long 5 911 5
US Ultra Bond; September 2020 Long 44 10,018 283
Total $ (835)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 08/05/2020 GBP 4,861 $ 6,013 $ 350 $ —
Barclays Bank PLC 08/05/2020 $ 6,013 EUR 5,390 — (336)
BNP Paribas 08/05/2020 $ 6,462 AUD 9,039 4 —
BNP Paribas 08/05/2020 JPY 6,421,034 $ 61,153 — (493)
BNP Paribas 09/03/2020 $ 61,172 JPY 6,421,034 482 —
Citigroup Inc 08/05/2020 $ 2,500 CAD 3,362 — (10)
Citigroup Inc 08/05/2020 CAD 3,363 $ 2,500 11 —
Citigroup Inc 08/05/2020 EUR 9,191 $ 10,768 59 —
Citigroup Inc 08/05/2020 $ 59,821 JPY 6,421,713 — (845)
Citigroup Inc 08/05/2020 $ 16,633 NZD 25,725 — (428)
Citigroup Inc 09/16/2020 $ 2,500 CAD 3,363 — (11)
Deutsche Bank AG 08/05/2020 $ 1,908 GBP 1,575 — (154)
Deutsche Bank AG 08/05/2020 EUR 1,725 $ 1,908 124 —
Goldman Sachs & Co 08/05/2020 GBP 2,962 $ 3,434 443 —
Goldman Sachs & Co 08/05/2020 $ 37,994 EUR 34,010 — (2,069)
Goldman Sachs & Co 11/02/2020 GBP 2,607 $ 3,264 149 —
Goldman Sachs & Co 11/02/2020 $ 3,264 EUR 2,870 — (123)
HSBC Securities Inc 08/05/2020 EUR 89 $ 105 — —
HSBC Securities Inc 08/05/2020 $ 8,385 NZD 12,807 — (108)
HSBC Securities Inc 09/03/2020 $ 105 EUR 89 — —
JPMorgan Chase 08/05/2020 $ 7,538 GBP 6,556 — (1,043)
JPMorgan Chase 08/05/2020 EUR 6,985 $ 7,538 690 —
Morgan Stanley & Co 08/05/2020 AUD 9,039 $ 6,451 7 —
Morgan Stanley & Co 08/05/2020 $ 5,806 EUR 5,142 — (251)
Morgan Stanley & Co 09/03/2020 $ 6,452 AUD 9,039 — (5)
Royal Bank of Scotland 08/05/2020 NZD 54,111 $ 35,927 — (41)
Royal Bank of Scotland 09/03/2020 $ 35,928 NZD 54,111 52 —
Standard Chartered Bank, Hong Kong 08/05/2020 $ 10,019 NZD 15,579 — (313)
Standard Chartered Bank, Hong Kong 09/03/2020 $ 847 EUR 718 1 —
Standard Chartered Bank, Hong Kong 09/16/2020 CAD 13,278 $ 9,801 115 —
UBS AG 08/05/2020 GBP 308 $ 405 — (2)
UBS AG 08/05/2020 EUR 26,573 $ 31,422 — (120)
UBS AG 09/03/2020 $ 405 GBP 308 2 —
UBS AG 09/03/2020 $ 31,441 EUR 26,573 124 —
Westpac Banking Corporation 08/05/2020 $ 24 EUR 21 — (1)
Total $ 2,613 $ (6,353)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 22,950 $ (610) $ (56) $ (666)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 $ 35,890 (66) — (66)
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 05/04/2030 2,290 21 — 21
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 10/02/2022 8,420 31 — 31
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 05/05/2030 920 10 1 11
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 04/07/2030 3,410 39 — 39

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 $ 6,490 $ (118) $ — $ (118)
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 97 1 98
3 Month USD LIBOR Receive 2.89% Semiannual Quarterly N/A 04/16/2022 24,070 (1,114) 1 (1,113)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 04/16/2022 3,940 (182) — (182)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 710 (8) — (8)
3 Month USD LIBOR Receive 0.70% Semiannual Quarterly N/A 07/22/2030 3,170 (52) — (52)
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/29/2030 1,610 19 — 19
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 07/30/2022 3,710 9 — 9
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 04/30/2030 1,630 21 — 21
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 (41) — (41)
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 05/01/2030 1,630 11 — 11
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 (45) 1 (44)
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 05/05/2023 7,190 21 — 21
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 4,660 (43) — (43)
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 05/09/2032 3,890 43 — 43
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 09/29/2022 16,880 59 — 59
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 4,210 16 — 16
3 Month USD LIBOR Pay 0.37% Quarterly Semiannual N/A 09/29/2022 7,420 30 — 30
3 Month USD LIBOR Pay 0.43% Quarterly Semiannual N/A 09/29/2022 3,960 20 — 20
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 18,070 341 1 342
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 13,420 1,401 — 1,401
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 1,870 129 — 129
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 580 8 — 8
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 9,060 132 — 132
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 17,950 200 — 200
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 7,360 83 — 83
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 09/08/2030 2,540 120 — 120
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 1,695 (75) — (75)
3 Month USD LIBOR Pay 0.29% Quarterly Semiannual N/A 08/10/2022 10,500 25 — 25
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 4,160 32 — 32
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 77 — 77
3 Month USD LIBOR Pay 0.76% Quarterly Semiannual N/A 09/08/2025 1,791 45 — 45
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 03/11/2050 340 (8) — (8)
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 03/11/2030 960 (13) — (13)
3 Month USD LIBOR Pay 0.53% Quarterly Semiannual N/A 08/04/2030 835 — — —
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 03/12/2040 3,690 (46) — (46)
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 1,235 111 — 111
3 Month USD LIBOR Pay 0.71% Quarterly Semiannual N/A 03/25/2030 1,990 36 — 36
3 Month USD LIBOR Pay 0.38% Quarterly Semiannual N/A 09/28/2022 3,280 14 — 14
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (96) — (96)
3 Month USD LIBOR Pay 0.60% Quarterly Semiannual N/A 05/18/2030 1,630 12 — 12
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 (4) — (4)
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,690 5 — 5
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 6,930 6 — 6
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 3,800 (47) — (47)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 07/10/2030 1,030 11 — 11
3 Month USD LIBOR Receive 0.21% Semiannual Quarterly N/A 06/15/2022 26,240 (17) — (17)
3 Month USD LIBOR Pay 0.63% Quarterly Semiannual N/A 07/10/2030 1,650 15 — 15
3 Month USD LIBOR Pay 0.61% Quarterly Semiannual N/A 02/15/2030 2,610 24 — 24
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/14/2030 825 4 — 4
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 17 — 17
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 (11) — (11)
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 07/06/2030 840 (12) — (12)
3 Month USD LIBOR Pay 0.61% Quarterly Semiannual N/A 07/15/2030 480 4 — 4
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/24/2030 230 1 — 1
3 Month USD LIBOR Receive 0.27% Semiannual Quarterly N/A 11/30/2024 5,890 (12) — (12)
3 Month USD LIBOR Pay 0.57% Quarterly Semiannual N/A 07/27/2030 1,660 6 — 6
3 Month USD LIBOR Pay 0.57% Quarterly Semiannual N/A 07/28/2030 500 2 — 2
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/28/2030 2,550 11 — 11
3 Month USD LIBOR Pay 0.57% Quarterly Semiannual N/A 07/29/2030 380 1 — 1
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/31/2030 2,320 9 1 10
3 Month USD LIBOR Pay 0.56% Quarterly Semiannual N/A 08/03/2030 830 2 — 2
3 Month USD LIBOR Pay 0.54% Quarterly Semiannual N/A 08/03/2030 830 — — —
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 07/20/2050 3,080 (51) — (51)
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 07/06/2030 840 (13) — (13)
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 07/03/2030 1,030 (13) — (13)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 07/02/2030 1,700 18 — 18

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 $ 2,580 $ (30) $ — $ (30)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 27 — 27
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 06/03/2022 40,635 (609) 1 (608)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 4,646 (75) — (75)
3 Month USD LIBOR Pay 0.67% Quarterly Semiannual N/A 06/03/2030 2,380 32 — 32
3 Month USD LIBOR Pay 0.31% Quarterly Semiannual N/A 06/14/2023 6,180 19 1 20
3 Month USD LIBOR Pay 0.29% Quarterly Semiannual N/A 06/14/2023 6,180 18 — 18
3 Month USD LIBOR Pay 0.70% Quarterly Semiannual N/A 06/16/2030 1,610 27 — 27
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 06/17/2030 710 9 — 9
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 07/17/2030 2,150 (29) — (29)
3 Month USD LIBOR Receive 0.25% Semiannual Quarterly N/A 06/15/2022 12,280 (16) — (16)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 (80) — (80)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 58 — 58
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 (69) — (69)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 51 — 51
3 Month USD LIBOR Pay 0.70% Quarterly Semiannual N/A 06/23/2030 1,150 19 — 19
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 02/15/2030 5,060 78 — 78
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 3,580 (49) — (49)
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 06/30/2030 510 7 — 7
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 07/01/2030 760 8 — 8
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 3,820 (38) 1 (37)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 3,740 (283) — (283)
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 5,710 (439) — (439)
3 Month USD LIBOR Pay 0.53% Quarterly Semiannual N/A 08/04/2030 835 (1) — (1)
3 Month USD LIBOR Pay 1.31% Quarterly Semiannual N/A 02/26/2030 2,080 158 — 158
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 (42) — (42)
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 2,270 226 1 227
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 1,760 176 — 176
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 63 — 63
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 1,880 190 — 190
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 1,870 209 — 209
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 (136) — (136)
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 1,590 186 — 186
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 100 — 100
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 19,930 (172) — (172)
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 1,690 (205) — (205)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 2,060 (249) — (249)
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 1,890 216 — 216
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (169) — (169)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (202) — (202)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (92) — (92)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (92) — (92)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 1,100 (115) — (115)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 1,345 171 — 171
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 2,040 (224) — (224)
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 186,030 (6,460) 2 (6,458)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 3,374 — 3,374
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 43 — 43
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 2,490 (261) — (261)
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 1,910 231 — 231
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 843 1 844
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 (57) — (57)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (110) — (110)
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 1,860 142 — 142
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 1,865 162 — 162
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (1,463) 12 (1,451)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 5,523 (61) 5,462
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 2,830 519 — 519
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 730 210 — 210
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 1,870 (198) — (198)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 1,043 1 1,044
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (784) — (784)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (881) 1 (880)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 218 — 218
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (573) 1 (572)
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 1,860 192 — 192
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 910 (401) — (401)

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 $ 34,020 $ 889 $ (1) $ 888
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 311 — 311
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 590 87 — 87
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (61) — (61)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 2,570 259 — 259
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 EUR 19,820 (66) (2) (68)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 (56) (1) (57)
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 07/02/2023 3,190 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 06/25/2023 3,540 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/27/2023 3,560 (313) — (313)
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 4,460 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 3,760 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 06/24/2023 3,550 1 1 2
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 07/08/2023 3,470 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 07/20/2026 2,850 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/20/2023 7,900 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 — — —
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 06/23/2050 2,400 (89) (3) (92)
6 Month Euro Interbank Offered Rate Pay (0.15)% Semiannual Annual N/A 06/23/2030 7,375 66 2 68
6 Month Euro Interbank Offered Rate Receive (0.01)% Annual Semiannual N/A 07/14/2050 2,405 (33) 1 (32)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 07/14/2030 7,160 27 1 28
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 — — —
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 2,290 (7) (1) (8)
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 07/21/2022 7,220 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 4,490 9 — 9
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 1,640 (17) (1) (18)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 7,310 (43) (2) (45)
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 1,341 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 1,341 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 3,576 11 1 12
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,740 (86) (4) (90)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,780 (87) (5) (92)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 14,780 (89) (5) (94)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 7,300 (29) (1) (30)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 4,480 10 — 10
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 3,740 (6) — (6)
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 3,730 (5) — (5)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 6,190 (3) 1 (2)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 5,370 (6) (1) (7)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 3,200 (2) (1) (3)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 7,950 (7) (1) (8)
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 3,990 (3) (1) (4)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 7,490 5 (1) 4
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 2,440 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 1,341 4 — 4
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 3,190 (149) (8) (157)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 14,130 (33) — (33)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 6,920 14 1 15
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 7,480 19 1 20
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 7,070 8 2 10
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 5,910 15 1 16
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 375 (4) (1) (5)
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 8,020 24 1 25
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 7,460 19 1 20
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 4,420 12 — 12
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 3,855 (33) (2) (35)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 6,270 15 1 16
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 3,855 (32) (2) (34)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 15,460 27 — 27
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 JPY 38,580 (12) — (12)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 12,400 2 — 2
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (7) — (7)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 — 1 1
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (20) — (20)

Schedule of Investments
Inflation Protection Fund
July 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 JPY 18,410 $ (2) $ — $ (2)
Canada Bankers Acceptances 3 Month Pay 1.35% Semiannual Semiannual N/A 07/16/2050 CAD 4,385 65 1 66
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 $ 35,952 (553) 1 (552)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 13,930 481 1 482
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 16,775 (442) 1 (441)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 16,200 474 — 474
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 4,480 (378) — (378)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.78% Annual Annual N/A 07/17/2050 1,603 25 — 25
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (603) 1 (602)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.50% Annual Annual N/A 03/10/2030 24,845 224 1 225
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.25% Annual Annual N/A 03/11/2030 8,300 305 1 306
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.85% Annual Annual N/A 03/24/2030 6,700 534 — 534
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.82% Annual Annual N/A 03/23/2030 4,500 372 — 372
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 15,060 (289) — (289)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (663) 1 (662)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.37% Annual Annual N/A 07/15/2050 EUR 1,585 (11) — (11)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (680) (39) (719)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 (84) (6) (90)
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 GBP 9,490 636 (25) 611
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 5,125 (146) 7 (139)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 2,135 43 (3) 40
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 408 (20) 388
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (793) 94 (699)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (564) 37 (527)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 1,126 (106) 1,020
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (1,637) (11) (1,648)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (500) 39 (461)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 1,294 (55) 1,239
United Kingdom Retail Prices Index Pay 3.29% Annual Annual N/A 03/15/2030 10,270 (59) (17) (76)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 363 (31) 332
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (153) 23 (130)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 267 (34) 233
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 404 (29) 375
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 332 (32) 300
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (195) 22 (173)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 21,695 1,034 (146) 888
Total $ 1,797 $ (441) $ 1,356
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.64% Shares Held Value (000's)
Money Market Funds - 0.64%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,663,840 $ 1,664
TOTAL INVESTMENT COMPANIES $ 1,664
COMMON STOCKS - 96.99% Shares Held Value (000's)
Automobile Manufacturers - 3.33%
Ashok Leyland Ltd 1,718,598 $ 1,114
Eicher Motors Ltd 2,904 800
Hyundai Motor Co 20,948 2,234
Kia Motors Corp 62,992 2,144
Maruti Suzuki India Ltd 21,539 1,800
Tofas Turk Otomobil Fabrikasi AS 144,930 527
$ 8,619
Automobile Parts & Equipment - 0.42%
Weichai Power Co Ltd 506,000 1,084
Banks - 8.55%
Banco do Brasil SA 269,200 1,741
Bank Rakyat Indonesia Persero Tbk PT 4,243,300 922
Commercial International Bank Egypt SAE 234,122 903
Credicorp Ltd 22,304 2,836
Grupo Financiero Banorte SAB de CV
(b)
487,500 1,746
HDFC Bank Ltd 146,504 2,024
ICICI Bank Ltd
(b)
326,143 1,518
Kotak Mahindra Bank Ltd
(b)
43,812 798
Postal Savings Bank of China Co Ltd
(d)
1,100,000 606
PT Bank Central Asia Tbk 1,721,000 3,686
Sberbank of Russia PJSC ADR
(b)
294,674 3,497
Shinhan Financial Group Co Ltd 74,631 1,873
$ 22,150
Beverages - 1.73%
Arca Continental SAB de CV 184,600 926
Kweichow Moutai Co Ltd 11,800 2,838
Thai Beverage PCL 1,512,200 709
$ 4,473
Building Materials - 3.10%
Anhui Conch Cement Co Ltd 315,564 2,778
China Lesso Group Holdings Ltd 1,006,000 1,946
Huaxin Cement Co Ltd 481,405 1,891
UltraTech Cement Ltd 25,724 1,413
$ 8,028
Chemicals - 0.64%
Asian Paints Ltd 72,783 1,666
Commercial Services - 1.66%
China New Higher Education Group Ltd
(d)
301,000 209
New Oriental Education & Technology Group Inc
ADR
(b)
20,463 2,869
NICE Information Service Co Ltd 71,764 1,223
$ 4,301
Computers - 0.23%
Wiwynn Corp 22,000 590
Consumer Products - 0.97%
Hindustan Unilever Ltd 84,971 2,507
Cosmetics & Personal Care - 0.24%
Colgate-Palmolive India Ltd 32,887 625
Distribution & Wholesale - 0.39%
LG Corp 16,458 1,022
Diversified Financial Services - 4.04%
B3 SA - Brasil Bolsa Balcao 163,277 1,996
Fubon Financial Holding Co Ltd 904,000 1,287
Housing Development Finance Corp Ltd 160,844 3,825
KB Financial Group Inc 63,410 1,877
Tisco Financial Group PCL 701,200 1,465
$ 10,450
Electrical Components & Equipment - 0.76%
Delta Electronics Inc 286,000 1,955
Electronics - 0.28%
Taiwan Union Technology Corp 157,000 728
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.55%
Sao Martinho SA 346,529 $ 1,435
Engineering & Construction - 0.61%
Frontken Corp Bhd 726,100 606
Grupo Aeroportuario del Pacifico SAB de CV 143,400 967
$ 1,573
Food - 2.92%
Dino Polska SA
(b),(d)
23,382 1,295
Indofood Sukses Makmur Tbk PT 2,416,500 1,071
Minerva SA/Brazil
(b)
520,000 1,356
Nestle India Ltd 2,953 650
Tingyi Cayman Islands Holding Corp 1,222,000 2,278
X5 Retail Group NV 24,092 904
$ 7,554
Gas - 1.22%
China Resources Gas Group Ltd 164,000 809
ENN Energy Holdings Ltd 194,800 2,361
$ 3,170
Healthcare - Services - 0.31%
Pharmaron Beijing Co Ltd
(d)
72,700 791
Holding Companies - Diversified - 0.57%
KOC Holding AS 144,778 336
Swire Pacific Ltd 233,000 1,147
$ 1,483
Home Furnishings - 0.55%
Gree Electric Appliances Inc of Zhuhai 174,683 1,424
Insurance - 2.32%
AIA Group Ltd 139,000 1,253
ICICI Lombard General Insurance Co Ltd
(d)
72,594 1,263
ICICI Prudential Life Insurance Co Ltd
(d)
110,371 667
PICC Property & Casualty Co Ltd 2,336,000 1,846
Qualitas Controladora SAB de CV 243,900 987
$ 6,016
Internet - 24.69%
AfreecaTV Co Ltd 9,845 521
Alibaba Group Holding Ltd
(b)
675,324 21,189
JD.com Inc ADR
(b)
57,342 3,658
Meituan Dianping
(b)
199,000 4,925
MercadoLibre Inc
(b)
2,580 2,902
Naspers Ltd 28,723 5,226
NCSoft Corp 2,610 1,778
Tencent Holdings Ltd 295,500 20,271
Tencent Music Entertainment Group ADR
(b)
68,850 1,111
Vipshop Holdings Ltd ADR
(b)
103,017 2,346
$ 63,927
Iron & Steel - 1.33%
Eregli Demir ve Celik Fabrikalari TAS 1,092,025 1,193
Severstal PAO 133,522 1,626
Ternium SA ADR
(b)
44,226 637
$ 3,456
Lodging - 0.57%
Galaxy Entertainment Group Ltd 97,000 661
NagaCorp Ltd 752,000 804
$ 1,465
Metal Fabrication & Hardware - 0.03%
Astral Poly Technik Ltd 5,704 73
Mining - 2.46%
Anglo American PLC 42,313 1,024
Antofagasta PLC 28,705 382
Impala Platinum Holdings Ltd 144,415 1,289
Polymetal International PLC 41,875 1,036
Polyus PJSC 23,188 2,651
$ 6,382
Miscellaneous Manufacturers - 1.97%
Elite Material Co Ltd 141,000 852
Escorts Ltd 41,061 622
Lens Technology Co Ltd 237,100 1,114
Pidilite Industries Ltd 59,913 1,084

Schedule of Investments
International Emerging Markets Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Sunny Optical Technology Group Co Ltd 76,300 $ 1,433
$ 5,105
Oil & Gas - 4.18%
LUKOIL PJSC ADR 43,816 2,972
Petrobras Distribuidora SA 188,100 822
Reliance Industries Ltd 254,470 7,038
$ 10,832
Pharmaceuticals - 0.44%
Sino Biopharmaceutical Ltd 873,000 1,140
Real Estate - 2.04%
A-Living Services Co Ltd
(d)
280,000 1,581
Shenzhen Overseas Chinese Town Co Ltd 1,017,990 1,046
Shimao Group Holdings Ltd 623,000 2,644
$ 5,271
Retail - 3.68%
China Meidong Auto Holdings Ltd 316,000 883
Home Product Center PCL 4,208,100 2,106
Li Ning Co Ltd 327,000 1,054
Lojas Renner SA 191,040 1,504
Magazine Luiza SA 72,800 1,121
Wal-Mart de Mexico SAB de CV 1,210,400 2,849
$ 9,517
Semiconductors - 16.99%
ASPEED Technology Inc 21,000 838
Keystone Microtech Corp 79,000 935
MediaTek Inc 152,000 3,629
Powertech Technology Inc 234,000 782
Realtek Semiconductor Corp
(b)
166,000 2,118
Samsung Electronics Co Ltd 257,720 12,596
SK Hynix Inc 46,928 3,286
Taiwan Semiconductor Manufacturing Co Ltd 1,360,685 19,803
$ 43,987
Software - 1.93%
Bilibili Inc ADR
(b)
27,003 1,177
NetEase Inc ADR 8,357 3,831
$ 5,008
Telecommunications - 0.71%
Accton Technology Corp 234,000 1,833
Transportation - 0.58%
Hyundai Glovis Co Ltd 15,934 1,494
TOTAL COMMON STOCKS $ 251,134
PREFERRED STOCKS - 0.89% Shares Held Value (000's)
Semiconductors - 0.21%
Samsung Electronics Co Ltd 1417.00% 13,335 $ 557
Telecommunications - 0.68%
Telefonica Brasil SA 2.68% 172,200 1,751
TOTAL PREFERRED STOCKS $ 2,308
Total Investments $ 255,106
Other Assets and Liabilities -  1.48% 3,829
TOTAL NET ASSETS - 100.00% $ 258,935
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,412 or 2.48% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 34.19%
Taiwan 13.66%
Korea, Republic Of 11.81%
India 11.41%
Brazil 4.52%
Russian Federation 4.50%
Hong Kong 2.95%
Mexico 2.88%
South Africa 2.52%
Indonesia 2.19%
Thailand 1.66%
Argentina 1.12%
Peru 1.10%
Turkey 0.79%
United States 0.64%
Poland 0.50%
Cyprus 0.40%
United Kingdom 0.39%
Egypt 0.35%
Cambodia 0.31%
Luxembourg 0.24%
Malaysia 0.24%
Chile 0.15%
Other Assets and Liabilities
1.48%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,949 $ 83,327 $ 83,612 $ 1,664
$ 1,949 $ 83,327 $ 83,612 $ 1,664
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.00% Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
100 $ —
TOTAL INVESTMENT COMPANIES $ —
COMMON STOCKS - 99.73% Shares Held Value (000's)
Aerospace & Defense - 0.53%
Aselsan Elektronik Sanayi Ve Ticaret AS 328,000 $ 1,652
Agriculture - 0.57%
British American Tobacco PLC 54,000 1,785
Apparel - 2.53%
Kering SA 5,211 2,953
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,948
$ 7,901
Automobile Manufacturers - 0.63%
Toyota Motor Corp 33,000 1,959
Automobile Parts & Equipment - 0.57%
Weichai Power Co Ltd 831,000 1,780
Banks - 7.59%
Banca Generali SpA 59,000 1,765
China Merchants Bank Co Ltd 942,500 4,399
DBS Group Holdings Ltd 144,900 2,093
Macquarie Group Ltd 27,346 2,403
National Bank of Canada 80,000 3,777
OTP Bank Nyrt
(b)
36,000 1,289
Royal Bank of Canada 29,800 2,056
Sberbank of Russia PJSC ADR
(b)
194,243 2,305
Svenska Handelsbanken AB
(b)
382,000 3,603
$ 23,690
Biotechnology - 0.52%
Genmab A/S
(b)
4,700 1,618
Building Materials - 2.32%
Anhui Conch Cement Co Ltd 418,400 3,164
China Resources Cement Holdings Ltd 970,000 1,328
Sika AG 12,460 2,738
$ 7,230
Chemicals - 0.70%
Soulbrain Holdings Co Ltd
(d)
27,000 2,173
Commercial Services - 1.48%
Ashtead Group PLC 90,137 2,870
QinetiQ Group PLC 439,000 1,757
$ 4,627
Computers - 5.23%
BayCurrent Consulting Inc 17,400 2,108
Bechtle AG 13,000 2,530
Gigabyte Technology Co Ltd 710,000 2,034
Itochu Techno-Solutions Corp 67,500 2,741
Nomura Research Institute Ltd 67,900 1,792
Otsuka Corp 31,500 1,642
Teleperformance 6,822 1,997
Wiwynn Corp 55,000 1,475
$ 16,319
Cosmetics & Personal Care - 1.40%
L'Oreal SA 13,000 4,363
Diversified Financial Services - 3.77%
Amundi SA
(b),(e)
19,500 1,484
Azimut Holding SpA 152,892 2,913
Deutsche Boerse AG 8,500 1,546
E.Sun Financial Holding Co Ltd 2,675,969 2,476
Euronext NV
(e)
17,000 1,964
IG Group Holdings PLC 144,000 1,376
$ 11,759
Electric - 2.21%
Enel SpA 192,000 1,759
Iberdrola SA 399,000 5,157
$ 6,916
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1.19%
LG Innotek Co Ltd 13,000 $ 1,765
Schneider Electric SE 17,000 1,949
$ 3,714
Electronics - 3.08%
Compeq Manufacturing Co Ltd 1,012,000 1,677
FLEXium Interconnect Inc 423,000 2,048
Halma PLC 72,800 2,068
Micro-Star International Co Ltd 436,000 1,940
Tripod Technology Corp 433,000 1,880
$ 9,613
Energy - Alternate Sources - 0.67%
SolarEdge Technologies Inc
(b)
12,000 2,101
Engineering & Construction - 1.23%
HomeServe PLC 142,000 2,458
Obayashi Corp 156,000 1,393
$ 3,851
Entertainment - 1.00%
Evolution Gaming Group AB
(e)
46,000 3,122
Food - 4.41%
a2 Milk Co Ltd
(b)
113,000 1,574
Coles Group Ltd 118,000 1,530
Magnit PJSC 121,000 1,793
Metro Inc /CN 67,500 2,961
Nestle SA 25,000 2,973
WH Group Ltd
(e)
1,223,000 1,089
X5 Retail Group NV 49,000 1,839
$ 13,759
Gas - 1.24%
ENN Energy Holdings Ltd 319,400 3,872
Home Builders - 1.28%
Berkeley Group Holdings PLC 45,783 2,656
Open House Co Ltd 47,000 1,327
$ 3,983
Home Furnishings - 0.55%
Sony Corp 22,000 1,709
Insurance - 7.33%
Allianz SE 8,123 1,685
Assicurazioni Generali SpA 128,000 1,922
BB Seguridade Participacoes SA 191,000 1,020
Japan Post Insurance Co Ltd 137,114 1,823
Legal & General Group PLC 1,156,230 3,201
Manulife Financial Corp 191,000 2,560
Ping An Insurance Group Co of China Ltd 165,670 1,748
Power Corp of Canada 70,350 1,248
Sun Life Financial Inc 85,500 3,333
Swiss Life Holding AG 5,764 2,106
Tokio Marine Holdings Inc 53,037 2,239
$ 22,885
Internet - 7.44%
Alibaba Group Holding Ltd ADR
(b)
34,600 8,685
JD.com Inc ADR
(b)
30,200 1,927
Masmovil Ibercom SA
(b)
58,000 1,551
NCSoft Corp 2,600 1,772
Tencent Holdings Ltd 107,500 7,374
Vipshop Holdings Ltd ADR
(b)
85,000 1,935
$ 23,244
Iron & Steel - 1.63%
Fortescue Metals Group Ltd 248,000 3,087
Mineral Resources Ltd 109,500 2,016
$ 5,103
Machinery - Diversified - 1.19%
Atlas Copco AB - A Shares 84,000 3,729
Media - 0.44%
Wolters Kluwer NV 17,500 1,381

Schedule of Investments
International Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 6.49%
Anglo American PLC 95,500 $ 2,312
BHP Group PLC 73,000 1,579
Centamin PLC 680,000 1,820
Centerra Gold Inc 155,000 1,944
Kirkland Lake Gold Ltd 33,500 1,829
Polymetal International PLC 141,000 3,488
Regis Resources Ltd 853,000 3,476
Rio Tinto Ltd 22,000 1,610
Saracen Mineral Holdings Ltd
(b)
508,000 2,214
$ 20,272
Miscellaneous Manufacturers - 1.35%
Elite Material Co Ltd 446,000 2,695
Siemens AG 12,000 1,529
$ 4,224
Oil & Gas - 1.49%
Beach Energy Ltd 1,542,000 1,545
Reliance Industries Ltd
(e)
57,000 3,123
$ 4,668
Pharmaceuticals - 9.23%
Astellas Pharma Inc 184,000 2,870
AstraZeneca PLC 14,000 1,547
Chugai Pharmaceutical Co Ltd 63,000 2,844
Hikma Pharmaceuticals PLC 41,000 1,149
Novo Nordisk A/S 29,000 1,903
Roche Holding AG 24,140 8,361
Sanofi 29,000 3,045
Sawai Pharmaceutical Co Ltd 33,000 1,567
Shionogi & Co Ltd 29,000 1,725
Sino Biopharmaceutical Ltd 1,269,000 1,658
UCB SA 16,800 2,159
$ 28,828
Private Equity - 0.56%
Partners Group Holding AG 1,820 1,763
Real Estate - 0.55%
TAG Immobilien AG
(b)
65,000 1,709
Retail - 2.36%
Alimentation Couche-Tard Inc 58,000 2,016
ANTA Sports Products Ltd 192,600 1,828
B&M European Value Retail SA 288,000 1,732
JB Hi-Fi Ltd 55,000 1,801
$ 7,377
Semiconductors - 8.44%
Lasertec Corp 28,500 2,516
Novatek Microelectronics Corp 421,000 4,173
Realtek Semiconductor Corp
(b)
315,000 4,019
Samsung Electronics Co Ltd 91,000 4,448
Taiwan Semiconductor Manufacturing Co Ltd 233,854 3,403
Taiwan Semiconductor Manufacturing Co Ltd
ADR
70,700 5,578
Tokyo Electron Ltd 8,000 2,214
$ 26,351
Software - 3.48%
Constellation Software Inc /Canada 1,650 1,952
NetEase Inc ADR 7,471 3,425
Nexon Co Ltd 86,000 2,210
Open Text Corp 38,000 1,710
TIS Inc 73,000 1,563
$ 10,860
Telecommunications - 3.05%
Accton Technology Corp 201,000 1,575
KDDI Corp 138,000 4,388
Nice Ltd
(b)
8,300 1,705
Telefonaktiebolaget LM Ericsson 160,000 1,861
$ 9,529
TOTAL COMMON STOCKS $ 311,419
Total Investments $ 311,419
Other Assets and Liabilities -  0.27% 855
TOTAL NET ASSETS - 100.00% $ 312,274
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,173 or 0.70%
of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,782 or 3.45% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 13.01%
China 12.85%
Taiwan 11.20%
Canada 8.14%
United Kingdom 8.11%
France 6.64%
Australia 6.29%
Switzerland 5.74%
Sweden 3.94%
Korea, Republic Of 3.26%
Germany 2.89%
Italy 2.68%
Spain 2.14%
Russian Federation 1.91%
Hong Kong 1.31%
Israel 1.22%
Denmark 1.13%
Cyprus 1.12%
Netherlands 1.07%
India 1.00%
Belgium 0.69%
Singapore 0.67%
Jersey, Channel Islands 0.58%
Turkey 0.53%
New Zealand 0.50%
Hungary 0.41%
Jordan 0.37%
Brazil 0.33%
United States 0.00%
Other Assets and Liabilities
0.27%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,998 $ 87,779 $ 91,777 $ —
$ 3,998 $ 87,779 $ 91,777 $ —
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.43% Shares Held Value (000's)
Exchange-Traded Funds - 0.87%
Technology Select Sector SPDR Fund ETP 533,664 $ 58,932
Vanguard Mega Cap Growth ETF 254,778 44,849
$ 103,781
Money Market Funds - 1.56%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
3,445,962 3,446
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
181,438,174 181,438
$ 184,884
TOTAL INVESTMENT COMPANIES $ 288,665
COMMON STOCKS - 97.09% Shares Held Value (000's)
Advertising - 0.01%
Trade Desk Inc /The
(d)
3,569 $ 1,611
Aerospace & Defense - 1.12%
HEICO Corp 3,164 304
HEICO Corp - Class A 5,511 422
L3Harris Technologies Inc 705,681 118,787
Lockheed Martin Corp 22,718 8,610
Mercury Systems Inc
(d)
3,916 303
Northrop Grumman Corp 13,632 4,431
TransDigm Group Inc 1,020 440
$ 133,297
Agriculture - 0.03%
Altria Group Inc 77,022 3,169
Apparel - 0.13%
NIKE Inc 161,070 15,722
VF Corp 1,668 101
$ 15,823
Automobile Manufacturers - 0.16%
Tesla Inc
(d)
13,574 19,421
Automobile Parts & Equipment - 0.41%
Allison Transmission Holdings Inc 6,434 241
Aptiv PLC 623,554 48,481
$ 48,722
Banks - 0.22%
Goldman Sachs Group Inc /The 131,353 26,003
Beverages - 1.40%
Boston Beer Co Inc /The
(d)
762 618
Brown-Forman Corp - A Shares 3,387 214
Brown-Forman Corp - B Shares 2,018,227 139,944
Coca-Cola Co/The 215,583 10,184
Monster Beverage Corp
(d)
32,573 2,556
PepsiCo Inc 96,786 13,324
$ 166,840
Biotechnology - 2.40%
ACADIA Pharmaceuticals Inc
(d)
9,640 401
Acceleron Pharma Inc
(d)
3,803 377
Alexion Pharmaceuticals Inc
(d)
2,887 296
Alnylam Pharmaceuticals Inc
(d)
10,076 1,469
Amgen Inc 55,920 13,682
Biogen Inc
(d)
4,349 1,194
BioMarin Pharmaceutical Inc
(d)
14,444 1,730
Bluebird Bio Inc
(d)
2,550 155
Exact Sciences Corp
(d)
11,389 1,079
Exelixis Inc
(d)
9,718 224
Guardant Health Inc
(d)
6,547 558
Illumina Inc
(d)
378,871 144,790
Immunomedics Inc
(d)
18,158 767
Incyte Corp
(d)
331,082 32,698
Ionis Pharmaceuticals Inc
(d)
5,664 326
Iovance Biotherapeutics Inc
(d)
11,924 346
Livongo Health Inc
(d),(e)
4,748 604
Moderna Inc
(d)
23,692 1,755
Regeneron Pharmaceuticals Inc
(d)
8,869 5,606
Sage Therapeutics Inc
(d)
356 16
Seattle Genetics Inc
(d)
10,730 1,784
Vertex Pharmaceuticals Inc
(d)
274,476 74,658
$ 284,515
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0.01%
Armstrong World Industries Inc 1,551 $ 111
Carrier Global Corp 27,498 749
Trex Co Inc
(d)
5,097 710
$ 1,570
Chemicals - 1.61%
Air Products and Chemicals Inc 2,474 709
Ecolab Inc 4,374 818
FMC Corp 2,247 238
NewMarket Corp 500 188
RPM International Inc 9,421 769
Sherwin-Williams Co/The 290,511 188,228
W R Grace & Co 1,894 87
$ 191,037
Commercial Services - 6.76%
2U Inc
(d)
1,881 89
Automatic Data Processing Inc 30,425 4,044
Avalara Inc
(d)
6,781 912
Booz Allen Hamilton Holding Corp 12,133 992
Bright Horizons Family Solutions Inc
(d)
3,526 378
Chegg Inc
(d)
10,674 864
Cintas Corp 554,889 167,505
CoreLogic Inc /United States 380 26
CoStar Group Inc
(d)
52,922 44,971
Equifax Inc 7,915 1,287
FleetCor Technologies Inc
(d)
7,272 1,880
Gartner Inc
(d)
7,628 951
Global Payments Inc 789,213 140,496
H&R Block Inc 11,936 173
IHS Markit Ltd 19,083 1,541
MarketAxess Holdings Inc 3,250 1,679
Moody's Corp 14,893 4,189
Morningstar Inc 1,597 268
Paylocity Holding Corp
(d)
3,049 406
PayPal Holdings Inc
(d)
1,941,856 380,740
Quanta Services Inc 2,433 97
Rollins Inc 11,435 599
S&P Global Inc 113,603 39,789
Square Inc
(d)
33,728 4,380
StoneCo Ltd
(d)
13,683 653
TransUnion 15,262 1,367
Verisk Analytics Inc 15,041 2,838
WEX Inc
(d)
350 55
$ 803,169
Computers - 4.60%
Accenture PLC - Class A 53,476 12,020
Apple Inc 824,264 350,345
CACI International Inc
(d)
376 78
Crowdstrike Holdings Inc
(d)
164,289 18,598
Dell Technologies Inc
(d)
879 53
EPAM Systems Inc
(d)
4,685 1,359
Fortinet Inc
(d)
11,724 1,621
Genpact Ltd 4,005,809 159,511
Globant SA
(d)
3,187 551
Leidos Holdings Inc 1,149 109
Lumentum Holdings Inc
(d)
753 70
NetApp Inc 10,580 469
Pure Storage Inc
(d)
12,183 218
Science Applications International Corp 704 56
Zscaler Inc
(d)
6,198 805
$ 545,863
Consumer Products - 0.04%
Avery Dennison Corp 3,021 342
Church & Dwight Co Inc 21,683 2,089
Clorox Co/The 7,888 1,865
Reynolds Consumer Products Inc 1,254 43
$ 4,339

Schedule of Investments
LargeCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 1.28%
Estee Lauder Cos Inc /The 703,149 $ 138,900
Procter & Gamble Co/The 103,488 13,569
$ 152,469
Distribution & Wholesale - 0.05%
Copart Inc
(d)
17,916 1,671
Fastenal Co 40,962 1,927
IAA Inc
(d)
2,815 122
Pool Corp 3,416 1,082
WW Grainger Inc 2,880 983
$ 5,785
Diversified Financial Services - 3.98%
Ares Management Corp 8,646 345
Cboe Global Markets Inc 2,102 184
Charles Schwab Corp/The 472,866 15,676
Credit Acceptance Corp
(d),(e)
63 29
Intercontinental Exchange Inc 16,783 1,624
LendingTree Inc
(d),(e)
658 228
LPL Financial Holdings Inc 584 46
Mastercard Inc 723,401 223,191
SLM Corp 8,138 55
T Rowe Price Group Inc 5,068 700
Tradeweb Markets Inc 6,150 333
Virtu Financial Inc 4,916 122
Visa Inc 1,155,712 220,048
Western Union Co/The 7,009 170
XP Inc
(d)
209,185 9,727
$ 472,478
Electric - 0.68%
NextEra Energy Inc 204,737 57,470
NRG Energy Inc 7,439 251
Sempra Energy 181,787 22,625
$ 80,346
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc 4,339 217
Generac Holdings Inc
(d)
4,911 774
Universal Display Corp 3,783 660
$ 1,651
Electronics - 3.63%
Agilent Technologies Inc 2,345 226
Allegion plc 5,278 525
Amphenol Corp 820,526 86,779
Coherent Inc
(d)
1,755 244
Fortive Corp 2,130,240 149,521
Jabil Inc 2,629 92
Keysight Technologies Inc
(d)
5,542 553
Mettler -Toledo International Inc
(d)
1,953 1,826
PerkinElmer Inc 1,902 226
Roper Technologies Inc 442,371 191,303
Waters Corp
(d)
426 91
$ 431,386
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(d)
9,313 562
SolarEdge Technologies Inc
(d)
4,306 754
$ 1,316
Engineering & Construction - 0.00%
frontdoor Inc
(d)
1,354 57
Entertainment - 0.20%
DraftKings Inc
(d),(e)
685,746 22,887
Live Nation Entertainment Inc
(d)
12,505 585
Vail Resorts Inc 301 58
$ 23,530
Environmental Control - 0.00%
Waste Management Inc 4,807 527
Food - 0.05%
Beyond Meat Inc
(d)
3,623 456
Campbell Soup Co 7,706 382
Grocery Outlet Holding Corp
(d)
3,272 144
Hershey Co/The 10,044 1,460
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kellogg Co 7,503 $ 518
Lamb Weston Holdings Inc 2,944 177
McCormick & Co Inc /MD 6,112 1,191
Pilgrim's Pride Corp
(d)
1,554 24
Sprouts Farmers Market Inc
(d)
8,755 231
Sysco Corp 30,461 1,610
$ 6,193
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 2,141 194
MSA Safety Inc 760 90
$ 284
Healthcare - Products - 8.69%
10X Genomics Inc
(d)
4,795 472
Abbott Laboratories 63,056 6,346
ABIOMED Inc
(d)
3,901 1,170
Adaptive Biotechnologies Corp
(d)
6,269 234
Align Technology Inc
(d)
6,884 2,023
Avantor Inc
(d)
1,368,706 30,221
Baxter International Inc 18,839 1,627
Bio- Techne Corp 3,146 866
Bruker Corp 3,866 172
Cooper Cos Inc /The 517 146
Danaher Corp 978,536 199,426
Edwards Lifesciences Corp
(d)
1,794,592 140,714
Haemonetics Corp
(d)
4,094 359
Hill-Rom Holdings Inc 734 71
Hologic Inc
(d)
15,783 1,101
ICU Medical Inc
(d)
492 90
IDEXX Laboratories Inc
(d)
7,978 3,173
Insulet Corp
(d)
5,556 1,130
Intuitive Surgical Inc
(d)
447,662 306,845
Masimo Corp
(d)
4,241 934
Novocure Ltd
(d)
8,762 664
Penumbra Inc
(d)
2,821 626
Quidel Corp
(d)
3,274 925
Repligen Corp
(d)
4,602 694
ResMed Inc 13,594 2,753
STERIS PLC 419 67
Stryker Corp 466,303 90,137
Tandem Diabetes Care Inc
(d)
4,592 480
Teleflex Inc 2,574 960
Thermo Fisher Scientific Inc 569,461 235,729
Varian Medical Systems Inc
(d)
1,005 143
West Pharmaceutical Services Inc 6,471 1,740
$ 1,032,038
Healthcare - Services - 2.31%
Amedisys Inc
(d)
2,783 652
Anthem Inc 106,781 29,237
Centene Corp
(d)
470,996 30,733
Charles River Laboratories International Inc
(d)
3,813 759
Chemed Corp 1,364 671
DaVita Inc
(d)
1,218 106
Encompass Health Corp 3,880 264
HCA Healthcare Inc 423,367 53,615
Humana Inc 106,719 41,881
IQVIA Holdings Inc
(d)
6,355 1,007
Laboratory Corp of America Holdings
(d)
468 90
Molina Healthcare Inc
(d)
3,480 643
PPD Inc
(d)
4,611 135
Syneos Health Inc
(d)
630 39
Teladoc Health Inc
(d)
5,885 1,399
UnitedHealth Group Inc 372,304 112,727
$ 273,958
Home Builders - 0.00%
NVR Inc
(d)
28 110
Home Furnishings - 0.00%
Dolby Laboratories Inc 700 48
Tempur Sealy International Inc
(d)
3,085 250
$ 298

Schedule of Investments
LargeCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.01%
Scotts Miracle- Gro Co/The 3,345 $ 530
Toro Co/The 8,489 606
$ 1,136
Insurance - 0.09%
Alleghany Corp 122 64
Aon PLC 20,247 4,155
Axis Capital Holdings Ltd 695 28
Brown & Brown Inc 1,176 53
Erie Indemnity Co 1,265 266
Lincoln National Corp 2,248 84
Marsh & McLennan Cos Inc 34,723 4,049
Primerica Inc 2,186 261
Progressive Corp/The 14,865 1,343
RenaissanceRe Holdings Ltd 1,456 263
$ 10,566
Internet - 21.76%
Alibaba Group Holding Ltd ADR
(d)
808,378 202,919
Alphabet Inc - A Shares
(d)
171,776 255,594
Alphabet Inc - C Shares
(d)
233,264 345,921
Amazon.com Inc
(d)
290,003 917,766
Anaplan Inc
(d)
11,489 522
Booking Holdings Inc
(d)
30,648 50,941
CDW Corp/DE 12,510 1,454
eBay Inc 57,905 3,201
Etsy Inc
(d)
10,406 1,232
Expedia Group Inc 1,333 108
Facebook Inc
(d)
1,364,185 346,053
FireEye Inc
(d)
4,663 70
GoDaddy Inc
(d)
14,597 1,026
Grubhub Inc
(d)
831 60
IAC/InterActiveCorp
(d)
166,413 22,037
Match Group Inc
(d)
390,736 40,129
Netflix Inc
(d)
260,983 127,589
NortonLifeLock Inc 49,180 1,055
Okta Inc
(d)
10,905 2,410
Palo Alto Networks Inc
(d)
8,620 2,206
Pinterest Inc
(d)
29,405 1,008
Proofpoint Inc
(d)
4,990 577
Roku Inc
(d)
8,968 1,389
Snap Inc Class A
(d)
2,104,847 47,191
Spotify Technology SA
(d)
309,788 79,869
Tencent Holdings Ltd ADR 1,479,146 101,307
Uber Technologies Inc
(d)
92,625 2,803
VeriSign Inc
(d)
5,346 1,132
Wayfair Inc
(d)
5,291 1,408
Wix.com Ltd
(d)
84,488 24,542
Zendesk Inc
(d)
9,964 908
Zillow Group Inc - A Shares
(d)
596 41
Zillow Group Inc - C Shares
(d)
1,403 96
$ 2,584,564
Leisure Products & Services - 0.00%
Peloton Interactive Inc
(d)
2,093 143
Planet Fitness Inc
(d)
4,012 210
Polaris Inc 563 58
Virgin Galactic Holdings Inc
(d),(e)
4,560 102
$ 513
Lodging - 0.24%
Hilton Worldwide Holdings Inc 319,440 23,974
Las Vegas Sands Corp 12,506 546
Wynn Resorts Ltd 50,048 3,625
$ 28,145
Machinery - Construction & Mining - 0.00%
BWX Technologies Inc 5,374 293
Vertiv Holdings Co
(d)
17,539 254
$ 547
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.29%
Cognex Corp 14,523 $ 971
Graco Inc 7,278 387
Ingersoll Rand Inc
(d)
982,844 31,048
Nordson Corp 4,136 801
Rockwell Automation Inc 4,967 1,084
$ 34,291
Media - 0.09%
Altice USA Inc
(d)
28,527 770
Cable One Inc 446 813
Charter Communications Inc
(d)
12,334 7,154
FactSet Research Systems Inc 3,272 1,133
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
906 31
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,894 66
Nexstar Media Group Inc 2,574 226
Sirius XM Holdings Inc 62,503 367
World Wrestling Entertainment Inc 4,045 189
$ 10,749
Mining - 0.01%
Royal Gold Inc 4,136 579
Miscellaneous Manufacturers - 0.07%
3M Co 35,232 5,301
Axon Enterprise Inc
(d)
5,456 454
Donaldson Co Inc 1,231 59
Illinois Tool Works Inc 12,314 2,278
$ 8,092
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
4,228 1,187
Oil & Gas - 0.12%
Concho Resources Inc 274,255 14,409
Packaging & Containers - 0.02%
Amcor PLC 21,179 218
Ball Corp 26,341 1,939
Berry Global Group Inc
(d)
3,978 199
Crown Holdings Inc
(d)
1,257 90
Graphic Packaging Holding Co 5,704 80
$ 2,526
Pharmaceuticals - 5.17%
AbbVie Inc 157,321 14,931
Agios Pharmaceuticals Inc
(d)
555 25
AmerisourceBergen Corp 6,166 618
Becton Dickinson and Co 163,876 46,105
Bristol-Myers Squibb Co 72,609 4,259
Cardinal Health Inc 25,798 1,409
Cigna Corp 532,964 92,037
DexCom Inc
(d)
445,722 194,130
Eli Lilly and Co 80,021 12,026
Global Blood Therapeutics Inc
(d)
5,158 348
Herbalife Nutrition Ltd
(d)
1,279 66
Horizon Therapeutics Plc
(d)
14,996 918
Johnson & Johnson 33,567 4,893
McKesson Corp 10,617 1,594
Merck & Co Inc 209,766 16,832
Neurocrine Biosciences Inc
(d)
8,109 976
PRA Health Sciences Inc
(d)
4,736 505
Reata Pharmaceuticals Inc
(d)
1,868 276
Sarepta Therapeutics Inc
(d)
6,561 1,007
Zoetis Inc 1,457,780 221,116
$ 614,071
Pipelines - 0.01%
Cheniere Energy Inc
(d)
20,403 1,010
Equitrans Midstream Corp 3,534 34
$ 1,044
Private Equity - 0.00%
Apollo Global Management Inc 7,458 366
Carlyle Group Inc /The 1,030 30
$ 396

Schedule of Investments
LargeCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 1.97%
American Tower Corp 40,450 $ 10,573
Americold Realty Trust 1,866 75
Brookfield Property REIT Inc 4,838 56
CoreSite Realty Corp 2,386 308
Crown Castle International Corp 35,455 5,910
Equinix Inc 8,066 6,336
Equity LifeStyle Properties Inc 6,283 429
Extra Space Storage Inc 7,826 809
Iron Mountain Inc 14,773 417
Public Storage 8,685 1,736
SBA Communications Corp 661,499 206,083
Simon Property Group Inc 21,122 1,317
$ 234,049
Retail - 5.40%
AutoZone Inc
(d)
1,215 1,467
Best Buy Co Inc 3,642 363
Burlington Stores Inc
(d)
5,121 963
CarMax Inc
(d)
238,853 23,161
Carvana Co
(d)
435,347 67,457
Chipotle Mexican Grill Inc
(d)
26,420 30,520
Costco Wholesale Corp 424,153 138,074
Dollar General Corp 390,822 74,412
Dollar Tree Inc
(d)
9,893 924
Domino's Pizza Inc 3,433 1,327
Dunkin' Brands Group Inc 6,156 423
Five Below Inc
(d)
4,811 524
Floor & Decor Holdings Inc
(d)
7,158 472
Home Depot Inc /The 47,453 12,598
Lowe's Cos Inc 69,271 10,315
Lululemon Athletica Inc
(d)
569,146 185,309
McDonald's Corp 7,642 1,485
Ollie's Bargain Outlet Holdings Inc
(d)
4,142 435
O'Reilly Automotive Inc
(d)
6,455 3,081
Ross Stores Inc 845,242 75,793
Starbucks Corp 59,580 4,560
TJX Cos Inc /The 85,734 4,457
Tractor Supply Co 10,191 1,455
Ulta Beauty Inc
(d)
4,414 852
Wendy's Co/The 15,804 366
Williams-Sonoma Inc 1,102 96
Yum China Holdings Inc 2,191 112
Yum! Brands Inc 1,992 181
$ 641,182
Semiconductors - 2.60%
Advanced Micro Devices Inc
(d)
588,854 45,594
Analog Devices Inc 131 15
Applied Materials Inc 76,729 4,936
ASML Holding NV - NY Reg Shares 171,630 60,709
Broadcom Inc 30,799 9,756
Entegris Inc 11,055 795
Inphi Corp
(d)
4,212 550
IPG Photonics Corp
(d)
213 38
KLA Corp 13,693 2,736
Lam Research Corp 12,150 4,583
Marvell Technology Group Ltd 747,164 27,249
Maxim Integrated Products Inc 7,774 529
Microchip Technology Inc 15,531 1,580
MKS Instruments Inc 3,621 461
Monolithic Power Systems Inc 3,836 1,017
NVIDIA Corp 49,363 20,959
NXP Semiconductors NV 927,980 109,066
QUALCOMM Inc 99,434 10,501
Teradyne Inc 14,586 1,298
Texas Instruments Inc 33,012 4,211
Xilinx Inc 21,547 2,313
$ 308,896
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 354 61
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 19.04%
Activision Blizzard Inc 26,630 $ 2,200
Adobe Inc
(d)
311,408 138,365
Akamai Technologies Inc
(d)
11,618 1,306
Alteryx Inc
(d)
4,641 814
ANSYS Inc
(d)
7,555 2,347
Aspen Technology Inc
(d)
5,553 540
Atlassian Corp PLC
(d)
11,021 1,947
Autodesk Inc
(d)
795,643 188,114
Bill.com Holdings Inc
(d)
1,415 132
Black Knight Inc
(d)
12,734 954
Broadridge Financial Solutions Inc 10,090 1,355
Cadence Design Systems Inc
(d)
24,320 2,657
CDK Global Inc 1,456 66
Ceridian HCM Holding Inc
(d)
6,577 515
Cerner Corp 26,839 1,864
Change Healthcare Inc
(d)
15,670 183
Citrix Systems Inc 2,955 422
Cloudflare Inc
(d)
9,612 400
Coupa Software Inc
(d)
5,855 1,794
Datadog Inc
(d)
13,443 1,262
DocuSign Inc
(d)
16,721 3,626
Dropbox Inc - A Shares
(d)
21,635 492
Dynatrace Inc
(d)
13,388 560
Elastic NV
(d)
4,817 463
Electronic Arts Inc
(d)
1,837,981 260,294
Everbridge Inc
(d)
3,021 431
Fair Isaac Corp
(d)
2,466 1,083
Fastly Inc
(d)
6,421 620
Fidelity National Information Services Inc 341,839 50,014
Fiserv Inc
(d)
9,249 923
Five9 Inc
(d)
5,439 657
Guidewire Software Inc
(d)
1,389 163
HubSpot Inc
(d)
3,647 856
Intuit Inc 976,799 299,262
Jack Henry & Associates Inc 5,262 938
Manhattan Associates Inc
(d)
4,972 476
Medallia Inc
(d)
7,218 222
Microsoft Corp 3,810,228 781,134
MongoDB Inc
(d)
73,083 16,742
MSCI Inc 7,849 2,951
New Relic Inc
(d)
4,437 315
Nutanix Inc
(d)
15,707 349
Oracle Corp 147,968 8,205
Paychex Inc 22,363 1,608
Paycom Software Inc
(d)
4,343 1,235
Pegasystems Inc 3,122 365
Pluralsight Inc
(d)
8,266 175
PTC Inc
(d)
9,198 787
RealPage Inc
(d)
6,767 426
RingCentral Inc
(d)
6,737 1,956
salesforce.com Inc
(d)
1,293,494 252,038
ServiceNow Inc
(d)
153,846 67,569
Slack Technologies Inc
(d)
547,306 16,173
Smartsheet Inc
(d)
9,737 465
Snowflake Inc - Class B
(d),(f),(g)
10,583 410
Splunk Inc
(d)
360,228 75,583
SS&C Technologies Holdings Inc 4,138 238
Stripe Inc - Class B
(d),(f),(g),(h)
114,126 1,791
Synopsys Inc
(d)
170,743 34,015
Take-Two Interactive Software Inc
(d)
9,169 1,504
Teradata Corp
(d)
7,411 156
Twilio Inc
(d)
10,136 2,812
Tyler Technologies Inc
(d)
3,453 1,234
Veeva Systems Inc
(d)
12,669 3,352
VMware Inc
(d)
6,966 977
Workday Inc
(d)
78,367 14,179
Zoom Video Communications Inc
(d)
15,861 4,027
Zynga Inc
(d)
64,328 632
$ 2,261,720

Schedule of Investments
LargeCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.01%
Arista Networks Inc
(d)
4,253 $ 1,105
CommScope Holding Co Inc
(d)
1,128 10
LogMeIn Inc 379 33
Motorola Solutions Inc 318 44
PagerDuty Inc
(d)
6,036 184
Switch Inc 7,767 140
Ubiquiti Inc 610 113
$ 1,629
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
17,957 200
Transportation - 0.39%
CH Robinson Worldwide Inc 1,832 172
Expeditors International of Washington Inc 8,971 758
JB Hunt Transport Services Inc 93,450 12,092
Landstar System Inc 2,728 332
Norfolk Southern Corp 104,025 19,995
Old Dominion Freight Line Inc 7,414 1,355
Union Pacific Corp 30,588 5,303
United Parcel Service Inc 41,117 5,870
XPO Logistics Inc
(d)
427 32
$ 45,909
TOTAL COMMON STOCKS $ 11,534,266
CONVERTIBLE PREFERRED STOCKS
- 0.12% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(d),(f),(g)
48,770 $ 4,188
Internet - 0.08%
Airbnb Inc - Series D 0.00%
(d),(f),(g),(h)
121,527 7,951
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
29,361 1,921
$ 9,872
TOTAL CONVERTIBLE PREFERRED STOCKS $ 14,060
PREFERRED STOCKS - 0.50% Shares Held Value (000's)
Automobile Manufacturers - 0.39%
Rivian Automotive Series D 0.00%
(d),(f),(g),(h)
1,213,721 18,801
Rivian Automotive Series E 0.00%
(d),(f),(g)
1,774,321 27,484
$ 46,285
Internet - 0.01%
Doordash 0.00%
(d),(f),(g)
7,400 $ 1,699
Software - 0.07%
Magic Leap Inc - Series C 0.00%
(d),(f),(g),(h)
168,788 778
Magic Leap Inc - Series D 0.00%
(d),(f),(g),(h)
48,744 263
UIPATH Inc Series D-1 0.00%
(d),(f),(g),(h)
345,675 6,427
UIPATH Inc Series D-2 0.00%
(d),(f),(g),(h)
58,044 1,079
UIPATH Inc Series E 0.00%
(d),(f),(g)
9,487 176
$ 8,723
Telecommunications - 0.03%
Aurora Innovation 0.00%
(d),(f),(g),(h)
327,430 3,026
TOTAL PREFERRED STOCKS $ 59,733
Total Investments $ 11,896,724
Other Assets and Liabilities -  (0.14)% (16,578)
TOTAL NET ASSETS - 100.00% $ 11,880,146
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,446 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $75,994 or
0.64% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 28.13%
Technology 26.32%
Communications 21.99%
Consumer, Cyclical 7.03%
Financial 6.26%
Industrial 5.54%
Basic Materials 1.62%
Money Market Funds 1.56%
Investment Companies 0.87%
Utilities 0.68%
Energy 0.14%
Other Assets and Liabilities
(0.14)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 99,165 $ 3,012,948 $ 2,930,675 $ 181,438
Principal Millennials Index ETF 474 — 507 —
Principal Price Setters Index ETF 159 — 163 —
Principal Sustainable Momentum Index ETF 53 — 53 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 398 — 391 —
$ 100,249 $ 3,012,948 $ 2,931,789 $ 181,438
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 852 $ — $ — $ —
Principal Millennials Index ETF 3 94 — (61)
Principal Price Setters Index ETF 2 26 — (22)
Principal Sustainable Momentum Index ETF — 3 — (3)
Principal U.S. Mega-Cap Multi-Factor Index ETF 4 30 — (37)
$ 861 $ 153 $ — $ (123)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 7,951 0.07%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 1,921 0.01%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Doordash 0.00% 06/17/2020 1,699 1,699 0.01%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 778 0.01%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 263 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 18,801 0.16%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 27,484 0.23%
Snowflake Inc - Class B 03/17/2020 410 410 0.00%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 4,534 6,427 0.05%
UIPATH Inc Series D-2   0.00% 04/26/2019 761 1,079 0.01%
UIPATH Inc Series E   0.00% 07/09/2020 176 176 0.00%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,188 0.04%
Total $ 75,994 0.64%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Long 545 $ 88,930 $ 2,147
Total $ 2,147
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.88% Shares Held Value (000's)
Exchange-Traded Funds - 0.25%
iShares Core S&P 500 ETF 47,300 $ 15,506
Money Market Funds - 1.63%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
2,804,349 2,804
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
97,736,926 97,737
$ 100,541
TOTAL INVESTMENT COMPANIES $ 116,047
COMMON STOCKS - 97.99% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc/The 86,945 $ 1,570
Omnicom Group Inc 47,819 2,569
$ 4,139
Aerospace & Defense - 1.52%
Boeing Co/The 119,637 18,903
General Dynamics Corp 51,854 7,609
Howmet Aerospace Inc 85,642 1,266
L3Harris Technologies Inc 48,173 8,109
Lockheed Martin Corp 55,072 20,871
Northrop Grumman Corp 34,598 11,245
Raytheon Technologies Corp 328,217 18,603
Teledyne Technologies Inc
(d)
8,183 2,510
TransDigm Group Inc 11,223 4,843
$ 93,959
Agriculture - 0.80%
Altria Group Inc 414,710 17,065
Archer-Daniels-Midland Co 123,963 5,309
Philip Morris International Inc 347,487 26,691
$ 49,065
Airlines - 0.18%
Alaska Air Group Inc 27,356 942
American Airlines Group Inc
(e)
110,909 1,233
Delta Air Lines Inc 126,679 3,163
Southwest Airlines Co 119,689 3,697
United Airlines Holdings Inc
(d)
56,386 1,770
$ 10,805
Apparel - 0.58%
Hanesbrands Inc 77,667 1,098
NIKE Inc 276,720 27,011
PVH Corp 15,830 770
Ralph Lauren Corp 10,661 760
Tapestry Inc 61,614 823
Under Armour Inc - Class A
(d)
42,054 442
Under Armour Inc - Class C
(d)
43,852 416
VF Corp 71,156 4,295
$ 35,615
Automobile Manufacturers - 0.42%
Cummins Inc 32,921 6,362
Ford Motor Co 871,697 5,762
General Motors Co 281,034 6,995
PACCAR Inc 77,152 6,564
$ 25,683
Automobile Parts & Equipment - 0.10%
Aptiv PLC 59,818 4,651
BorgWarner Inc 46,263 1,693
$ 6,344
Banks - 4.09%
Bank of America Corp 1,742,430 43,352
Bank of New York Mellon Corp/The 179,810 6,446
Citigroup Inc 464,572 23,233
Citizens Financial Group Inc 95,204 2,362
Comerica Inc 31,027 1,195
Fifth Third Bancorp 158,869 3,155
First Republic Bank/CA 38,265 4,304
Goldman Sachs Group Inc/The 69,067 13,673
Huntington Bancshares Inc/OH 226,330 2,098
JPMorgan Chase & Co 679,968 65,712
KeyCorp 217,670 2,614
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 28,625 $ 3,033
Morgan Stanley 267,232 13,062
Northern Trust Corp 46,429 3,638
PNC Financial Services Group Inc/The 94,677 10,099
Regions Financial Corp 213,562 2,319
State Street Corp 78,542 5,010
SVB Financial Group
(d)
11,495 2,578
Truist Financial Corp 300,698 11,264
US Bancorp 305,888 11,269
Wells Fargo & Co 832,603 20,199
Zions Bancorp NA 36,567 1,188
$ 251,803
Beverages - 1.64%
Brown-Forman Corp - B Shares 40,697 2,822
Coca-Cola Co/The 862,596 40,749
Constellation Brands Inc 37,480 6,679
Molson Coors Beverage Co 41,966 1,575
Monster Beverage Corp
(d)
83,428 6,547
PepsiCo Inc 309,632 42,624
$ 100,996
Biotechnology - 1.95%
Alexion Pharmaceuticals Inc
(d)
49,279 5,051
Amgen Inc 131,273 32,118
Biogen Inc
(d)
36,418 10,004
Bio-Rad Laboratories Inc
(d)
4,771 2,504
Corteva Inc 167,004 4,770
Gilead Sciences Inc 279,840 19,457
Illumina Inc
(d)
32,805 12,537
Incyte Corp
(d)
40,262 3,976
Regeneron Pharmaceuticals Inc
(d)
22,511 14,228
Vertex Pharmaceuticals Inc
(d)
57,860 15,738
$ 120,383
Building Materials - 0.38%
Carrier Global Corp 181,693 4,949
Fortune Brands Home & Security Inc 31,177 2,385
Johnson Controls International plc 165,999 6,388
Martin Marietta Materials Inc 13,890 2,878
Masco Corp 58,859 3,364
Vulcan Materials Co 29,554 3,470
$ 23,434
Chemicals - 1.71%
Air Products and Chemicals Inc 49,287 14,127
Albemarle Corp 23,726 1,956
Celanese Corp 26,384 2,565
CF Industries Holdings Inc 47,711 1,495
Dow Inc 165,300 6,787
DuPont de Nemours Inc 163,753 8,758
Eastman Chemical Co 30,326 2,263
Ecolab Inc 55,185 10,324
FMC Corp 28,888 3,064
International Flavors & Fragrances Inc 23,845 3,003
Linde PLC 117,200 28,727
LyondellBasell Industries NV 57,342 3,585
Mosaic Co/The 77,815 1,048
PPG Industries Inc 52,648 5,668
Sherwin-Williams Co/The 18,035 11,685
$ 105,055
Commercial Services - 2.42%
Automatic Data Processing Inc 95,908 12,747
Cintas Corp 18,809 5,678
Equifax Inc 27,088 4,403
FleetCor Technologies Inc
(d)
18,702 4,836
Gartner Inc
(d)
19,900 2,480
Global Payments Inc 66,748 11,882
H&R Block Inc 42,952 623
IHS Markit Ltd 89,022 7,187
MarketAxess Holdings Inc 8,461 4,372
Moody's Corp 35,985 10,123
Nielsen Holdings PLC 79,550 1,148

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
262,024 $ 51,375
Quanta Services Inc 30,717 1,228
Robert Half International Inc 25,575 1,301
Rollins Inc 31,451 1,648
S&P Global Inc 53,760 18,829
United Rentals Inc
(d)
16,078 2,498
Verisk Analytics Inc 36,210 6,833
$ 149,191
Computers - 7.71%
Accenture PLC - Class A 142,158 31,954
Apple Inc 909,209 386,450
Cognizant Technology Solutions Corp 120,635 8,242
DXC Technology Co 56,627 1,014
Fortinet Inc
(d)
29,941 4,141
Hewlett Packard Enterprise Co 286,703 2,830
HP Inc 319,107 5,610
International Business Machines Corp 198,140 24,359
Leidos Holdings Inc 29,796 2,835
NetApp Inc 49,358 2,187
Seagate Technology PLC 50,395 2,279
Western Digital Corp 66,881 2,883
$ 474,784
Consumer Products - 0.41%
Avery Dennison Corp 18,588 2,107
Church & Dwight Co Inc 54,873 5,286
Clorox Co/The 27,917 6,603
Kimberly-Clark Corp 75,996 11,554
$ 25,550
Cosmetics & Personal Care - 1.58%
Colgate-Palmolive Co 191,141 14,756
Coty Inc 66,410 246
Estee Lauder Cos Inc/The 50,158 9,908
Procter & Gamble Co/The 552,460 72,439
$ 97,349
Distribution & Wholesale - 0.25%
Copart Inc
(d)
46,106 4,300
Fastenal Co 127,829 6,013
LKQ Corp
(d)
67,833 1,912
WW Grainger Inc 9,666 3,301
$ 15,526
Diversified Financial Services - 3.82%
American Express Co 147,301 13,746
Ameriprise Financial Inc 27,300 4,194
BlackRock Inc 34,426 19,795
Capital One Financial Corp 101,607 6,483
Cboe Global Markets Inc 24,485 2,147
Charles Schwab Corp/The 255,694 8,476
CME Group Inc 80,021 13,298
Discover Financial Services 68,354 3,379
Franklin Resources Inc 61,898 1,303
Intercontinental Exchange Inc 122,117 11,819
Invesco Ltd 83,972 843
Mastercard Inc 197,229 60,851
Nasdaq Inc 25,630 3,366
Raymond James Financial Inc 27,216 1,891
Synchrony Financial 119,839 2,652
T Rowe Price Group Inc 50,779 7,013
Visa Inc 376,493 71,684
Western Union Co/The 91,697 2,226
$ 235,166
Electric - 2.89%
AES Corp/The 148,379 2,260
Alliant Energy Corp 55,679 2,998
Ameren Corp 55,096 4,421
American Electric Power Co Inc 110,594 9,608
CenterPoint Energy Inc 121,553 2,311
CMS Energy Corp 63,872 4,099
Consolidated Edison Inc 74,558 5,728
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 187,285 $ 15,176
DTE Energy Co 42,983 4,970
Duke Energy Corp 163,989 13,896
Edison International 84,340 4,695
Entergy Corp 44,668 4,696
Evergy Inc 50,599 3,280
Eversource Energy 75,080 6,762
Exelon Corp 217,447 8,396
FirstEnergy Corp 120,897 3,506
NextEra Energy Inc 109,226 30,660
NRG Energy Inc 54,470 1,842
Pinnacle West Capital Corp 25,104 2,086
PPL Corp 171,556 4,567
Public Service Enterprise Group Inc 112,835 6,312
Sempra Energy 65,281 8,125
Southern Co/The 235,645 12,869
WEC Energy Group Inc 70,392 6,706
Xcel Energy Inc 117,165 8,089
$ 178,058
Electrical Components & Equipment - 0.21%
AMETEK Inc 51,200 4,774
Emerson Electric Co 133,331 8,268
$ 13,042
Electronics - 1.30%
Agilent Technologies Inc 68,906 6,638
Allegion plc 20,580 2,047
Amphenol Corp 66,031 6,984
FLIR Systems Inc 29,199 1,216
Fortive Corp 66,151 4,643
Garmin Ltd 32,397 3,194
Honeywell International Inc 156,623 23,395
Keysight Technologies Inc
(d)
41,739 4,169
Mettler-Toledo International Inc
(d)
5,336 4,989
PerkinElmer Inc 24,857 2,956
Roper Technologies Inc 23,298 10,075
TE Connectivity Ltd 73,608 6,556
Waters Corp
(d)
13,816 2,945
$ 79,807
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 29,033 2,478
Entertainment - 0.02%
Live Nation Entertainment Inc
(d)
31,704 1,484
Environmental Control - 0.25%
Pentair PLC 36,983 1,585
Republic Services Inc 46,882 4,090
Waste Management Inc 86,644 9,496
$ 15,171
Food - 1.22%
Campbell Soup Co 37,761 1,872
Conagra Brands Inc 108,695 4,070
General Mills Inc 135,265 8,558
Hershey Co/The 32,893 4,783
Hormel Foods Corp 62,541 3,181
J M Smucker Co/The 25,449 2,783
Kellogg Co 55,822 3,851
Kraft Heinz Co/The 139,057 4,781
Kroger Co/The 175,444 6,104
Lamb Weston Holdings Inc 32,590 1,958
McCormick & Co Inc/MD 27,592 5,378
Mondelez International Inc 318,550 17,676
Sysco Corp 113,280 5,987
Tyson Foods Inc 65,678 4,036
$ 75,018
Forest Products & Paper - 0.05%
International Paper Co 87,710 3,051

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.08%
Atmos Energy Corp 27,295 $ 2,893
NiSource Inc 85,424 2,089
$ 4,982
Hand & Machine Tools - 0.11%
Snap-on Inc 12,129 1,769
Stanley Black & Decker Inc 34,394 5,274
$ 7,043
Healthcare - Products - 4.09%
Abbott Laboratories 394,732 39,726
ABIOMED Inc
(d)
10,033 3,009
Align Technology Inc
(d)
15,996 4,700
Baxter International Inc 113,551 9,808
Boston Scientific Corp
(d)
318,824 12,297
Cooper Cos Inc/The 10,966 3,103
Danaher Corp 140,422 28,618
DENTSPLY SIRONA Inc 48,889 2,180
Edwards Lifesciences Corp
(d)
138,284 10,843
Henry Schein Inc
(d)
31,857 2,189
Hologic Inc
(d)
57,621 4,021
IDEXX Laboratories Inc
(d)
18,954 7,539
Intuitive Surgical Inc
(d)
26,025 17,839
Medtronic PLC 299,272 28,874
ResMed Inc 32,283 6,538
STERIS PLC 18,957 3,026
Stryker Corp 71,936 13,905
Teleflex Inc 10,361 3,866
Thermo Fisher Scientific Inc 88,138 36,485
Varian Medical Systems Inc
(d)
20,266 2,892
West Pharmaceutical Services Inc 16,426 4,416
Zimmer Biomet Holdings Inc 46,150 6,224
$ 252,098
Healthcare - Services - 2.02%
Anthem Inc 56,262 15,404
Centene Corp
(d)
129,237 8,433
DaVita Inc
(d)
19,027 1,663
HCA Healthcare Inc 58,767 7,442
Humana Inc 29,504 11,579
IQVIA Holdings Inc
(d)
39,632 6,277
Laboratory Corp of America Holdings
(d)
21,691 4,185
Quest Diagnostics Inc 29,844 3,792
UnitedHealth Group Inc 211,639 64,080
Universal Health Services Inc 17,333 1,905
$ 124,760
Home Builders - 0.24%
DR Horton Inc 73,825 4,884
Lennar Corp - A Shares 61,284 4,434
NVR Inc
(d)
772 3,034
PulteGroup Inc 56,250 2,453
$ 14,805
Home Furnishings - 0.06%
Leggett & Platt Inc 29,524 1,183
Whirlpool Corp 13,872 2,263
$ 3,446
Housewares - 0.02%
Newell Brands Inc 85,177 1,397
Insurance - 3.26%
Aflac Inc 160,118 5,695
Allstate Corp/The 70,098 6,617
American International Group Inc 192,204 6,177
Aon PLC 51,569 10,583
Arthur J Gallagher & Co 42,315 4,548
Assurant Inc 13,312 1,431
Berkshire Hathaway Inc - Class B
(d)
433,826 84,934
Chubb Ltd 100,724 12,816
Cincinnati Financial Corp 33,672 2,624
Everest Re Group Ltd 8,924 1,952
Globe Life Inc 21,852 1,739
Hartford Financial Services Group Inc/The 79,908 3,382
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 43,119 $ 1,607
Loews Corp 54,011 1,967
Marsh & McLennan Cos Inc 113,860 13,276
MetLife Inc 172,155 6,516
Principal Financial Group Inc 56,837 2,412
Progressive Corp/The 130,614 11,800
Prudential Financial Inc 88,148 5,586
Travelers Cos Inc/The 56,422 6,456
Unum Group 45,395 782
W R Berkley Corp 31,509 1,946
Willis Towers Watson PLC 28,728 6,033
$ 200,879
Internet - 11.75%
Alphabet Inc - A Shares
(d)
66,960 99,633
Alphabet Inc - C Shares
(d)
65,266 96,787
Amazon.com Inc
(d)
93,498 295,891
Booking Holdings Inc
(d)
9,135 15,184
CDW Corp/DE 31,760 3,692
E*TRADE Financial Corp 49,328 2,504
eBay Inc 147,400 8,148
Expedia Group Inc 30,229 2,449
F5 Networks Inc
(d)
13,589 1,847
Facebook Inc
(d)
536,596 136,118
Netflix Inc
(d)
98,147 47,982
NortonLifeLock Inc 120,931 2,594
Twitter Inc
(d)
175,096 6,374
VeriSign Inc
(d)
22,690 4,803
$ 724,006
Iron & Steel - 0.05%
Nucor Corp 67,201 2,819
Leisure Products & Services - 0.07%
Carnival Corp
(e)
105,723 1,468
Norwegian Cruise Line Holdings Ltd
(d)
60,923 831
Royal Caribbean Cruises Ltd 38,315 1,866
$ 4,165
Lodging - 0.26%
Hilton Worldwide Holdings Inc 61,873 4,644
Las Vegas Sands Corp 74,991 3,273
Marriott International Inc/MD 60,059 5,034
MGM Resorts International 110,066 1,771
Wynn Resorts Ltd 21,665 1,569
$ 16,291
Machinery - Construction & Mining - 0.26%
Caterpillar Inc 120,782 16,050
Machinery - Diversified - 0.62%
Deere & Co 69,817 12,310
Dover Corp 32,123 3,306
Flowserve Corp 29,038 809
IDEX Corp 16,825 2,773
Ingersoll Rand Inc
(d)
77,162 2,438
Otis Worldwide Corp 90,846 5,700
Rockwell Automation Inc 25,847 5,638
Westinghouse Air Brake Technologies Corp 40,341 2,509
Xylem Inc/NY 40,149 2,930
$ 38,413
Media - 1.97%
Charter Communications Inc
(d)
33,634 19,508
Comcast Corp - Class A 1,016,421 43,503
Discovery Inc - A Shares
(d)
35,710 753
Discovery Inc - C Shares
(d)
70,597 1,338
DISH Network Corp
(d)
57,385 1,843
Fox Corp - A Shares 76,464 1,970
Fox Corp - B Shares 35,539 916
News Corp - A Shares 86,777 1,104
News Corp - B Shares 27,174 347
ViacomCBS Inc 120,635 3,145
Walt Disney Co/The 403,083 47,136
$ 121,563

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.27%
Freeport-McMoRan Inc 324,020 $ 4,186
Newmont Corp 179,104 12,394
$ 16,580
Miscellaneous Manufacturers - 1.07%
3M Co 128,360 19,314
A O Smith Corp 30,148 1,451
Eaton Corp PLC 89,263 8,313
General Electric Co 1,951,984 11,849
Illinois Tool Works Inc 64,158 11,869
Parker-Hannifin Corp 28,645 5,125
Textron Inc 50,801 1,775
Trane Technologies PLC 53,382 5,972
$ 65,668
Office & Business Equipment - 0.06%
Xerox Holdings Corp 40,866 680
Zebra Technologies Corp
(d)
11,849 3,327
$ 4,007
Oil & Gas - 2.06%
Apache Corp 84,226 1,293
Cabot Oil & Gas Corp 88,945 1,663
Chevron Corp 416,632 34,972
Concho Resources Inc 43,895 2,306
ConocoPhillips 239,321 8,948
Devon Energy Corp 85,403 896
Diamondback Energy Inc 35,218 1,404
EOG Resources Inc 129,888 6,085
Exxon Mobil Corp 943,560 39,705
Hess Corp 58,260 2,867
HollyFrontier Corp 33,236 914
Marathon Oil Corp 176,364 968
Marathon Petroleum Corp 145,111 5,543
Noble Energy Inc 107,049 1,070
Occidental Petroleum Corp 200,847 3,161
Occidental Petroleum Corp - Warrants
(d)
25,875 145
Phillips 66 97,448 6,044
Pioneer Natural Resources Co 36,791 3,566
Valero Energy Corp 90,981 5,116
$ 126,666
Oil & Gas Services - 0.20%
Baker Hughes Co 146,177 2,264
Halliburton Co 195,772 2,806
National Oilwell Varco Inc 86,635 997
Schlumberger Ltd 309,702 5,618
TechnipFMC PLC 93,859 754
$ 12,439
Packaging & Containers - 0.22%
Amcor PLC 351,348 3,619
Ball Corp 72,750 5,357
Packaging Corp of America 21,165 2,034
Sealed Air Corp 34,736 1,239
Westrock Co 57,854 1,554
$ 13,803
Pharmaceuticals - 5.94%
AbbVie Inc 393,281 37,326
AmerisourceBergen Corp 33,135 3,320
Becton Dickinson and Co 65,805 18,513
Bristol-Myers Squibb Co 504,938 29,620
Cardinal Health Inc 65,159 3,559
Cigna Corp 82,342 14,220
CVS Health Corp 291,689 18,359
DexCom Inc
(d)
20,599 8,972
Eli Lilly and Co 187,942 28,246
Johnson & Johnson 587,931 85,697
McKesson Corp 36,119 5,423
Merck & Co Inc 563,274 45,197
Mylan NV
(d)
115,361 1,858
Perrigo Co PLC 30,420 1,613
Pfizer Inc 1,239,606 47,700
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 105,987 $ 16,076
$ 365,699
Pipelines - 0.23%
Kinder Morgan Inc 434,015 6,120
ONEOK Inc 98,168 2,740
Williams Cos Inc/The 270,735 5,179
$ 14,039
Real Estate - 0.05%
CBRE Group Inc
(d)
74,795 3,277
REITs - 2.69%
Alexandria Real Estate Equities Inc 28,161 5,000
American Tower Corp 98,929 25,859
Apartment Investment and Management Co 33,221 1,290
AvalonBay Communities Inc 31,405 4,809
Boston Properties Inc 32,245 2,873
Crown Castle International Corp 93,001 15,503
Digital Realty Trust Inc 59,876 9,613
Duke Realty Corp 82,208 3,304
Equinix Inc 19,754 15,516
Equity Residential 78,061 4,186
Essex Property Trust Inc 14,599 3,223
Extra Space Storage Inc 28,807 2,977
Federal Realty Investment Trust 15,696 1,198
Healthpeak Properties Inc 120,119 3,278
Host Hotels & Resorts Inc 157,316 1,696
Iron Mountain Inc 64,243 1,811
Kimco Realty Corp 96,521 1,076
Mid-America Apartment Communities Inc 25,518 3,041
Prologis Inc 164,820 17,375
Public Storage 33,546 6,705
Realty Income Corp 76,636 4,602
Regency Centers Corp 37,854 1,553
SBA Communications Corp 24,911 7,761
Simon Property Group Inc 68,230 4,254
SL Green Realty Corp 17,081 794
UDR Inc 65,806 2,382
Ventas Inc 83,254 3,194
Vornado Realty Trust 35,397 1,222
Welltower Inc 93,164 4,990
Weyerhaeuser Co 166,522 4,631
$ 165,716
Retail - 5.35%
Advance Auto Parts Inc 15,421 2,315
AutoZone Inc
(d)
5,211 6,292
Best Buy Co Inc 50,726 5,052
CarMax Inc
(d)
36,318 3,522
Chipotle Mexican Grill Inc
(d)
5,727 6,616
Costco Wholesale Corp 98,531 32,075
Darden Restaurants Inc 28,983 2,200
Dollar General Corp 56,174 10,696
Dollar Tree Inc
(d)
52,941 4,942
Domino's Pizza Inc 8,731 3,375
Gap Inc/The 47,506 635
Genuine Parts Co 32,193 2,902
Home Depot Inc/The 240,013 63,721
Kohl's Corp 35,201 670
L Brands Inc 52,080 1,271
Lowe's Cos Inc 168,485 25,089
McDonald's Corp 165,931 32,237
O'Reilly Automotive Inc
(d)
16,565 7,908
Ross Stores Inc 79,307 7,111
Starbucks Corp 260,671 19,949
Target Corp 111,582 14,046
Tiffany & Co 24,371 3,055
TJX Cos Inc/The 267,316 13,898
Tractor Supply Co 25,804 3,683
Ulta Beauty Inc
(d)
12,566 2,425
Walgreens Boots Alliance Inc 164,437 6,694
Walmart Inc 315,987 40,889

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 67,167 $ 6,116
$ 329,384
Savings & Loans - 0.02%
People's United Financial Inc 94,766 1,023
Semiconductors - 4.61%
Advanced Micro Devices Inc
(d)
261,361 20,237
Analog Devices Inc 82,218 9,443
Applied Materials Inc 204,520 13,157
Broadcom Inc 89,218 28,260
Intel Corp 944,851 45,098
IPG Photonics Corp
(d)
7,928 1,419
KLA Corp 34,600 6,914
Lam Research Corp 32,395 12,218
Maxim Integrated Products Inc 59,500 4,051
Microchip Technology Inc 54,748 5,570
Micron Technology Inc
(d)
248,193 12,423
NVIDIA Corp 137,273 58,285
Qorvo Inc
(d)
25,604 3,281
QUALCOMM Inc 251,037 26,512
Skyworks Solutions Inc 37,231 5,420
Texas Instruments Inc 204,809 26,123
Xilinx Inc 54,264 5,825
$ 284,236
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 9,032 1,569
Software - 10.14%
Activision Blizzard Inc 171,940 14,207
Adobe Inc
(d)
107,519 47,773
Akamai Technologies Inc
(d)
36,213 4,072
ANSYS Inc
(d)
19,173 5,955
Autodesk Inc
(d)
48,916 11,565
Broadridge Financial Solutions Inc 25,623 3,442
Cadence Design Systems Inc
(d)
62,303 6,807
Cerner Corp 67,918 4,717
Citrix Systems Inc 25,896 3,697
Electronic Arts Inc
(d)
64,423 9,124
Fidelity National Information Services Inc 137,875 20,172
Fiserv Inc
(d)
125,497 12,523
Intuit Inc 58,194 17,829
Jack Henry & Associates Inc 17,097 3,048
Microsoft Corp 1,692,307 346,940
MSCI Inc 18,973 7,133
Oracle Corp 464,474 25,755
Paychex Inc 71,245 5,124
Paycom Software Inc
(d)
10,767 3,062
salesforce.com Inc
(d)
201,065 39,178
ServiceNow Inc
(d)
42,558 18,691
Synopsys Inc
(d)
33,650 6,704
Take-Two Interactive Software Inc
(d)
25,427 4,171
Tyler Technologies Inc
(d)
8,874 3,170
$ 624,859
Telecommunications - 2.86%
Arista Networks Inc
(d)
11,994 3,115
AT&T Inc 1,590,002 47,032
CenturyLink Inc 220,424 2,127
Cisco Systems Inc 946,387 44,575
Corning Inc 169,377 5,251
Juniper Networks Inc 73,944 1,877
Motorola Solutions Inc 37,952 5,306
T-Mobile US Inc
(d)
129,929 13,952
Verizon Communications Inc 923,427 53,078
$ 176,313
Textiles - 0.02%
Mohawk Industries Inc
(d)
13,275 1,060
Toys, Games & Hobbies - 0.03%
Hasbro Inc 28,435 2,069
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.57%
CH Robinson Worldwide Inc 30,040 $ 2,815
CSX Corp 170,820 12,186
Expeditors International of Washington Inc 37,139 3,139
FedEx Corp 53,636 9,032
JB Hunt Transport Services Inc 18,827 2,436
Kansas City Southern 21,204 3,644
Norfolk Southern Corp 57,168 10,988
Old Dominion Freight Line Inc 21,056 3,850
Union Pacific Corp 151,428 26,250
United Parcel Service Inc 157,129 22,432
$ 96,772
Water - 0.10%
American Water Works Co Inc 40,397 5,949
TOTAL COMMON STOCKS $ 6,036,801
Total Investments $ 6,152,848
Other Assets and Liabilities -  0.13% 8,109
TOTAL NET ASSETS - 100.00% $ 6,160,957
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,804 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22.52%
Consumer, Non-cyclical 22.07%
Communications 16.65%
Financial 13.93%
Consumer, Cyclical 7.60%
Industrial 7.58%
Utilities 3.07%
Energy 2.49%
Basic Materials 2.08%
Money Market Funds 1.63%
Investment Companies 0.25%
Other Assets and Liabilities
0.13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 20,673 $ 1,239,099 $ 1,162,035 $ 97,737
$ 20,673 $ 1,239,099 $ 1,162,035 $ 97,737
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 509 $ — $ — $ —
$ 509 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2020 Long 653 $ 106,553 $ 2,528
Total $ 2,528
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.91% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Russell 1000 Value ETF 28,591 $ 3,349
Money Market Funds - 2.73%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
554,863 555
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
51,656,120 51,656
$ 52,211
TOTAL INVESTMENT COMPANIES $ 55,560
COMMON STOCKS - 97.10% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc /The 8,110 $ 146
Omnicom Group Inc 4,437 239
$ 385
Aerospace & Defense - 2.30%
Boeing Co/The 11,168 1,764
General Dynamics Corp 66,956 9,825
HEICO Corp 194 19
HEICO Corp - Class A 338 26
Hexcel Corp 1,737 65
Howmet Aerospace Inc 8,238 122
L3Harris Technologies Inc 78,698 13,247
Mercury Systems Inc
(d)
225 17
Northrop Grumman Corp 263 85
Raytheon Technologies Corp 319,655 18,118
Spirit AeroSystems Holdings Inc 2,185 43
Teledyne Technologies Inc
(d)
757 232
TransDigm Group Inc 847 366
$ 43,929
Agriculture - 0.21%
Altria Group Inc 21,936 903
Archer-Daniels-Midland Co 11,570 495
Bunge Ltd 2,881 125
Philip Morris International Inc 32,546 2,500
$ 4,023
Airlines - 0.06%
Alaska Air Group Inc 2,501 86
American Airlines Group Inc
(e)
10,309 115
Copa Holdings SA 698 29
Delta Air Lines Inc 13,312 332
JetBlue Airways Corp
(d)
5,615 58
Southwest Airlines Co 12,306 380
United Airlines Holdings Inc
(d)
6,056 190
$ 1,190
Apparel - 0.05%
Capri Holdings Ltd
(d)
2,959 44
Carter's Inc 892 70
Columbia Sportswear Co 598 46
Hanesbrands Inc 7,234 102
PVH Corp 1,465 71
Ralph Lauren Corp 996 71
Skechers USA Inc
(d)
2,789 82
Tapestry Inc 5,771 77
Under Armour Inc - Class A
(d)
3,926 41
Under Armour Inc - Class C
(d)
3,944 38
VF Corp 6,423 388
$ 1,030
Automobile Manufacturers - 0.12%
Cummins Inc 3,079 595
Ford Motor Co 81,410 538
General Motors Co 26,117 650
PACCAR Inc 7,084 603
$ 2,386
Automobile Parts & Equipment - 0.04%
Allison Transmission Holdings Inc 825 31
Aptiv PLC 5,592 435
BorgWarner Inc 4,319 158
Lear Corp 1,250 138
$ 762
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 9.20%
Associated Banc-Corp 3,162 $ 41
Bank of America Corp 740,330 18,419
Bank of Hawaii Corp 822 47
Bank of New York Mellon Corp/The 16,686 598
Bank OZK 2,548 61
BOK Financial Corp 654 36
Citigroup Inc 257,964 12,901
Citizens Financial Group Inc 8,897 221
Comerica Inc 2,902 112
Commerce Bancshares Inc /MO 2,099 120
Cullen/Frost Bankers Inc 1,168 84
East West Bancorp Inc 2,942 102
Fifth Third Bancorp 14,850 295
First Citizens BancShares Inc /NC 137 58
First Hawaiian Inc 2,705 47
First Horizon National Corp 11,359 105
First Republic Bank/CA 3,555 400
FNB Corp/PA 6,690 50
Goldman Sachs Group Inc /The 103,819 20,552
Huntington Bancshares Inc /OH 21,064 195
JPMorgan Chase & Co 491,740 47,522
KeyCorp 20,282 244
M&T Bank Corp 2,673 283
Morgan Stanley 23,055 1,127
Northern Trust Corp 173,928 13,627
PacWest Bancorp 2,435 45
Pinnacle Financial Partners Inc 1,541 61
PNC Financial Services Group Inc /The 8,866 946
Popular Inc 1,811 67
Prosperity Bancshares Inc 1,863 104
Regions Financial Corp 20,054 218
Signature Bank/New York NY 1,083 111
State Street Corp 7,349 469
SVB Financial Group
(d)
1,074 241
Synovus Financial Corp 3,051 61
TCF Financial Corp 3,146 86
Truist Financial Corp 28,160 1,055
Umpqua Holdings Corp 4,585 50
US Bancorp 591,187 21,779
Webster Financial Corp 1,866 51
Wells Fargo & Co 1,358,748 32,963
Western Alliance Bancorp 2,039 73
Wintrust Financial Corp 1,191 51
Zions Bancorp NA 3,369 109
$ 175,787
Beverages - 1.90%
Brown-Forman Corp - A Shares 149 9
Brown-Forman Corp - B Shares 556 39
Coca-Cola Co/The 33,394 1,577
Coca-Cola European Partners PLC 405,472 16,693
Constellation Brands Inc 3,332 594
Keurig Dr Pepper Inc 7,129 218
Molson Coors Beverage Co 3,642 137
PepsiCo Inc 123,750 17,036
$ 36,303
Biotechnology - 1.37%
Acceleron Pharma Inc
(d)
60 6
Alexion Pharmaceuticals Inc
(d)
3,756 385
Biogen Inc
(d)
2,371 651
BioMarin Pharmaceutical Inc
(d)
349 42
Bio-Rad Laboratories Inc
(d)
441 232
Bluebird Bio Inc
(d)
744 45
Corteva Inc 791,842 22,615
Exact Sciences Corp
(d)
404 38
Exelixis Inc
(d)
4,039 93
Gilead Sciences Inc 26,263 1,826
Ionis Pharmaceuticals Inc
(d)
1,383 80
Nektar Therapeutics
(d)
3,614 80
Sage Therapeutics Inc
(d)
987 45

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
United Therapeutics Corp
(d)
905 $ 101
$ 26,239
Building Materials - 0.13%
Armstrong World Industries Inc 623 44
Carrier Global Corp 11,625 317
Eagle Materials Inc 858 69
Fortune Brands Home & Security Inc 2,872 220
Johnson Controls International plc 15,556 599
Lennox International Inc 720 193
Martin Marietta Materials Inc 1,296 268
Masco Corp 5,486 313
MDU Resources Group Inc 4,160 87
Owens Corning 2,231 135
Vulcan Materials Co 2,757 324
$ 2,569
Chemicals - 2.49%
Air Products and Chemicals Inc 85,885 24,617
Albemarle Corp 2,203 182
Ashland Global Holdings Inc 1,154 87
Axalta Coating Systems Ltd
(d)
4,394 98
Cabot Corp 1,162 42
Celanese Corp 2,459 239
CF Industries Holdings Inc 4,456 140
Chemours Co/The 3,408 63
Dow Inc 15,509 637
DuPont de Nemours Inc 298,315 15,954
Eastman Chemical Co 2,831 211
Ecolab Inc 4,170 780
Element Solutions Inc
(d)
4,524 49
FMC Corp 2,170 230
Huntsman Corp 4,179 77
International Flavors & Fragrances Inc 2,231 281
Linde PLC 10,986 2,693
LyondellBasell Industries NV 5,355 335
Mosaic Co/The 7,207 97
NewMarket Corp 26 10
Olin Corp
(e)
2,974 33
PPG Industries Inc 4,926 530
RPM International Inc 438 36
Valvoline Inc 3,867 79
W R Grace & Co 750 35
Westlake Chemical Corp 707 39
$ 47,574
Commercial Services - 2.38%
2U Inc
(d)
860 41
ADT Inc 2,490 21
AMERCO 186 59
Aramark 974,862 20,589
Automatic Data Processing Inc 1,257 167
Bright Horizons Family Solutions Inc
(d)
365 39
Cintas Corp 209 63
CoreLogic Inc /United States 1,568 107
Equifax Inc 97,285 15,815
Euronet Worldwide Inc
(d)
1,047 101
FTI Consulting Inc
(d)
760 91
Global Payments Inc 6,222 1,108
Graham Holdings Co 87 35
Grand Canyon Education Inc
(d)
973 86
H&R Block Inc 1,275 19
IHS Markit Ltd 3,770 304
Macquarie Infrastructure Corp 1,533 46
ManpowerGroup Inc 1,207 83
Morningstar Inc 77 13
Nielsen Holdings PLC 7,435 107
Quanta Services Inc 125,799 5,028
Robert Half International Inc 2,328 118
Rollins Inc 411 22
S&P Global Inc 2,063 723
Sabre Corp 5,720 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Service Corp International/US 3,627 $ 157
ServiceMaster Global Holdings Inc
(d)
2,760 113
TransUnion 351 31
United Rentals Inc
(d)
1,502 233
WEX Inc
(d)
825 131
$ 45,493
Computers - 3.21%
Amdocs Ltd 2,768 172
Apple Inc 47,085 20,013
CACI International Inc
(d)
65,454 13,602
Cognizant Technology Solutions Corp 338,115 23,101
Crowdstrike Holdings Inc
(d)
657 74
Dell Technologies Inc
(d)
2,998 179
DXC Technology Co 5,292 95
Genpact Ltd 2,390 95
Hewlett Packard Enterprise Co 26,923 266
HP Inc 29,893 526
International Business Machines Corp 18,580 2,284
Leidos Holdings Inc 2,536 241
Lumentum Holdings Inc
(d)
1,392 129
NCR Corp
(d)
2,650 49
NetApp Inc 2,115 94
Pure Storage Inc
(d)
2,149 38
Science Applications International Corp 1,052 84
Western Digital Corp 6,263 270
$ 61,312
Consumer Products - 0.95%
Avery Dennison Corp 1,020 115
Church & Dwight Co Inc 173,640 16,727
Clorox Co/The 765 181
Kimberly-Clark Corp 7,101 1,080
Reynolds Consumer Products Inc 794 27
Spectrum Brands Holdings Inc 884 48
$ 18,178
Cosmetics & Personal Care - 1.30%
Colgate-Palmolive Co 271,378 20,950
Coty Inc 6,410 24
Estee Lauder Cos Inc /The 489 97
Procter & Gamble Co/The 28,187 3,696
$ 24,767
Distribution & Wholesale - 0.04%
Fastenal Co 2,258 106
HD Supply Holdings Inc
(d)
3,358 118
IAA Inc
(d)
2,133 92
LKQ Corp
(d)
6,322 178
Univar Solutions Inc
(d)
3,480 62
Watsco Inc 681 161
WW Grainger Inc 245 84
$ 801
Diversified Financial Services - 1.80%
Affiliated Managers Group Inc 978 67
Air Lease Corp 2,223 58
Alliance Data Systems Corp 974 43
Ally Financial Inc 7,799 157
American Express Co 127,956 11,941
Ameriprise Financial Inc 2,569 395
BlackRock Inc 3,077 1,769
Capital One Financial Corp 9,457 603
Cboe Global Markets Inc 1,787 157
Charles Schwab Corp/The 439,586 14,573
CME Group Inc 7,420 1,233
Credit Acceptance Corp
(d),(e)
196 92
Discover Financial Services 6,397 316
Eaton Vance Corp 2,311 83
Evercore Inc - Class A 824 46
Franklin Resources Inc 5,654 119
Interactive Brokers Group Inc - A Shares 1,503 74
Intercontinental Exchange Inc 7,313 708
Invesco Ltd 7,864 79

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Jefferies Financial Group Inc 4,732 $ 77
Lazard Ltd 2,104 62
LendingTree Inc
(d),(e)
9 3
LPL Financial Holdings Inc 1,507 119
Nasdaq Inc 2,389 314
OneMain Holdings Inc 1,355 39
Raymond James Financial Inc 2,560 178
Santander Consumer USA Holdings Inc
(e)
1,680 31
SEI Investments Co 2,405 126
SLM Corp 5,961 40
Synchrony Financial 12,170 269
T Rowe Price Group Inc 3,522 486
Tradeweb Markets Inc 273 15
Virtu Financial Inc 147 4
Western Union Co/The 6,899 167
$ 34,443
Electric - 4.80%
AES Corp/The 13,801 210
Alliant Energy Corp 5,214 281
Ameren Corp 5,139 412
American Electric Power Co Inc 10,378 902
Avangrid Inc 1,183 59
CenterPoint Energy Inc 10,515 200
CMS Energy Corp 5,963 383
Consolidated Edison Inc 6,997 538
Dominion Energy Inc 17,534 1,421
DTE Energy Co 134,676 15,573
Duke Energy Corp 15,361 1,302
Edison International 161,207 8,975
Entergy Corp 4,194 441
Evergy Inc 4,725 306
Eversource Energy 7,039 634
Exelon Corp 506,808 19,567
FirstEnergy Corp 11,319 328
Hawaiian Electric Industries Inc 2,233 81
IDACORP Inc 1,051 98
NextEra Energy Inc 69,592 19,534
NRG Energy Inc 3,315 112
OGE Energy Corp 4,171 137
PG&E Corp
(d)
19,865 186
Pinnacle West Capital Corp 2,348 195
PPL Corp 16,093 428
Public Service Enterprise Group Inc 10,552 590
Sempra Energy 6,124 762
Southern Co/The 22,083 1,206
Vistra Corp 10,184 190
WEC Energy Group Inc 167,183 15,926
Xcel Energy Inc 10,976 758
$ 91,735
Electrical Components & Equipment - 0.07%
Acuity Brands Inc 821 81
AMETEK Inc 4,784 446
Emerson Electric Co 12,440 772
Energizer Holdings Inc 285 14
Generac Holdings Inc
(d)
119 19
Littelfuse Inc 491 87
$ 1,419
Electronics - 1.96%
Agilent Technologies Inc 5,903 569
Allegion plc 671 67
Amphenol Corp 2,452 259
Arrow Electronics Inc
(d)
1,627 116
Avnet Inc 2,045 55
Coherent Inc
(d)
93 13
FLIR Systems Inc 2,722 113
Fortive Corp 229,949 16,140
Garmin Ltd 3,122 308
Gentex Corp 5,120 138
Honeywell International Inc 114,535 17,108
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hubbell Inc 1,126 $ 152
Jabil Inc 2,485 87
Keysight Technologies Inc
(d)
2,591 259
Mettler -Toledo International Inc
(d)
31 29
National Instruments Corp 2,689 95
nVent Electric PLC 3,242 59
PerkinElmer Inc 1,873 223
Roper Technologies Inc 1,874 810
Sensata Technologies Holding PLC
(d)
3,219 122
SYNNEX Corp 866 108
Trimble Inc
(d)
5,206 232
Waters Corp
(d)
1,182 252
Woodward Inc 1,159 87
$ 37,401
Energy - Alternate Sources - 0.01%
First Solar Inc
(d)
1,735 103
Engineering & Construction - 0.87%
AECOM
(d)
276,043 9,990
frontdoor Inc
(d)
1,486 62
Jacobs Engineering Group Inc 75,886 6,477
$ 16,529
Entertainment - 0.01%
Lions Gate Entertainment Corp - A shares
(d),(e)
1,322 10
Lions Gate Entertainment Corp - B shares
(d)
2,546 18
Madison Square Garden Sports Corp
(d)
392 60
Six Flags Entertainment Corp 1,591 28
Vail Resorts Inc 765 147
$ 263
Environmental Control - 0.08%
Clean Harbors Inc
(d)
1,074 64
Pentair PLC 3,445 148
Republic Services Inc 4,381 382
Stericycle Inc
(d)
1,904 115
Waste Management Inc 7,686 842
$ 1,551
Food - 1.17%
Beyond Meat Inc
(d)
231 29
Campbell Soup Co 1,839 91
Conagra Brands Inc 10,179 381
Flowers Foods Inc 4,067 93
General Mills Inc 12,683 802
Grocery Outlet Holding Corp
(d)
720 32
Hain Celestial Group Inc /The
(d)
1,695 58
Hershey Co/The 703 102
Hormel Foods Corp 322,296 16,392
Ingredion Inc 1,401 121
J M Smucker Co/The 2,305 252
Kellogg Co 3,463 239
Kraft Heinz Co/The 13,524 465
Kroger Co/The 16,169 563
Lamb Weston Holdings Inc 2,348 141
McCormick & Co Inc /MD 1,141 222
Mondelez International Inc 29,531 1,639
Pilgrim's Pride Corp
(d)
807 12
Post Holdings Inc
(d)
1,327 118
Seaboard Corp 5 13
Sprouts Farmers Market Inc
(d)
412 11
Sysco Corp 2,914 154
TreeHouse Foods Inc
(d)
1,172 51
Tyson Foods Inc 6,004 369
US Foods Holding Corp
(d)
4,586 93
$ 22,443
Forest Products & Paper - 0.02%
International Paper Co 8,211 286
Gas - 0.04%
Atmos Energy Corp 2,529 268
National Fuel Gas Co 1,725 70
NiSource Inc 7,991 195

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
UGI Corp 4,341 $ 145
$ 678
Hand & Machine Tools - 1.30%
Colfax Corp
(d)
2,067 60
Lincoln Electric Holdings Inc 682 62
MSA Safety Inc 589 70
Regal Beloit Corp 844 78
Snap-on Inc 1,124 164
Stanley Black & Decker Inc 159,319 24,426
$ 24,860
Healthcare - Products - 4.19%
Abbott Laboratories 263,962 26,565
Baxter International Inc 6,183 534
Bio- Techne Corp 50 14
Boston Scientific Corp
(d)
29,220 1,127
Bruker Corp 1,236 55
Cooper Cos Inc /The 892 252
Danaher Corp 13,093 2,668
DENTSPLY SIRONA Inc 4,563 203
Envista Holdings Corp
(d)
3,328 73
Globus Medical Inc
(d)
1,545 74
Haemonetics Corp
(d)
73 6
Henry Schein Inc
(d)
2,976 205
Hill-Rom Holdings Inc 1,226 119
Hologic Inc
(d)
1,614 113
ICU Medical Inc
(d)
297 55
Integra LifeSciences Holdings Corp
(d)
1,489 71
Medtronic PLC 458,181 44,206
QIAGEN NV
(d)
4,693 232
STERIS PLC 1,662 265
Stryker Corp 4,881 943
Tandem Diabetes Care Inc
(d)
140 15
Teleflex Inc 358 134
Thermo Fisher Scientific Inc 3,411 1,412
Varian Medical Systems Inc
(d)
1,654 236
Zimmer Biomet Holdings Inc 4,324 583
$ 80,160
Healthcare - Services - 3.19%
Acadia Healthcare Co Inc
(d)
1,833 55
Anthem Inc 71,337 19,532
Catalent Inc
(d)
3,203 280
Centene Corp
(d)
8,461 552
Charles River Laboratories International Inc
(d)
123 24
DaVita Inc
(d)
1,441 126
Encompass Health Corp 1,113 76
HCA Healthcare Inc 2,668 338
Humana Inc 1,711 671
IQVIA Holdings Inc
(d)
2,465 390
Laboratory Corp of America Holdings
(d)
1,912 369
Molina Healthcare Inc
(d)
403 74
PPD Inc
(d)
213 6
Quest Diagnostics Inc 2,790 355
Syneos Health Inc
(d)
1,164 73
Teladoc Health Inc
(d)
156 37
UnitedHealth Group Inc 124,962 37,836
Universal Health Services Inc 1,538 169
$ 60,963
Home Builders - 1.27%
DR Horton Inc 6,903 457
Lennar Corp - A Shares 318,349 23,033
Lennar Corp - B Shares 350 19
NVR Inc
(d)
62 244
PulteGroup Inc 5,583 243
Thor Industries Inc 1,151 131
Toll Brothers Inc 2,416 92
$ 24,219
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,159 $ 81
Leggett & Platt Inc 2,755 110
Tempur Sealy International Inc
(d)
271 22
Whirlpool Corp 1,274 208
$ 421
Housewares - 0.01%
Newell Brands Inc 8,015 131
Scotts Miracle- Gro Co/The 56 9
Toro Co/The 235 17
$ 157
Insurance - 6.67%
Aflac Inc 14,835 528
Alleghany Corp 263 137
Allstate Corp/The 6,551 618
American Financial Group Inc /OH 1,538 93
American International Group Inc 1,369,871 44,028
American National Group Inc 165 12
Arch Capital Group Ltd
(d)
8,209 252
Arthur J Gallagher & Co 3,929 422
Assurant Inc 136,045 14,621
Assured Guaranty Ltd 1,751 38
Athene Holding Ltd
(d)
2,410 78
Axis Capital Holdings Ltd 1,576 63
Berkshire Hathaway Inc - Class B
(d)
40,779 7,984
Brighthouse Financial Inc
(d)
2,051 58
Brown & Brown Inc 4,658 212
Chubb Ltd 304,750 38,776
Cincinnati Financial Corp 3,124 243
CNA Financial Corp 625 21
Equitable Holdings Inc 8,487 174
Erie Indemnity Co 224 47
Everest Re Group Ltd 834 182
Fidelity National Financial Inc 5,737 186
First American Financial Corp 2,264 116
Globe Life Inc 2,189 174
Hanover Insurance Group Inc /The 790 81
Hartford Financial Services Group Inc /The 7,464 316
Kemper Corp 1,288 101
Lincoln National Corp 3,521 131
Loews Corp 5,000 182
Markel Corp
(d)
283 296
Marsh & McLennan Cos Inc 2,357 275
Mercury General Corp 608 26
MetLife Inc 16,076 608
MGIC Investment Corp 7,019 58
Old Republic International Corp 5,906 95
Primerica Inc 315 38
Progressive Corp/The 8,700 786
Prudential Financial Inc 8,263 524
Reinsurance Group of America Inc 1,414 121
RenaissanceRe Holdings Ltd 677 122
Travelers Cos Inc /The 5,283 604
Unum Group 4,243 73
Voya Financial Inc 2,622 130
W R Berkley Corp 2,906 179
White Mountains Insurance Group Ltd 62 55
Willis Towers Watson PLC 64,631 13,573
$ 127,437
Internet - 1.23%
Alphabet Inc - A Shares
(d)
12,765 18,994
Alphabet Inc - C Shares
(d)
1,387 2,057
E*TRADE Financial Corp 4,617 234
eBay Inc 1,197 66
Expedia Group Inc 2,504 203
F5 Networks Inc
(d)
1,270 173
FireEye Inc
(d)
3,537 53
Grubhub Inc
(d)
1,733 125
Lyft Inc
(d)
4,974 145
Pinterest Inc
(d)
1,424 49

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
TD Ameritrade Holding Corp 5,418 $ 195
TripAdvisor Inc 2,096 42
Twitter Inc
(d)
16,062 585
Uber Technologies Inc
(d)
6,586 199
VeriSign Inc
(d)
869 184
Wayfair Inc
(d)
127 34
Zillow Group Inc - A Shares
(d)
1,069 73
Zillow Group Inc - C Shares
(d)
2,516 172
$ 23,583
Iron & Steel - 0.03%
Nucor Corp 6,292 264
Reliance Steel & Aluminum Co 1,323 130
Steel Dynamics Inc 4,230 116
$ 510
Leisure Products & Services - 0.04%
Brunswick Corp/DE 1,646 110
Carnival Corp
(e)
9,824 136
Harley-Davidson Inc 3,192 83
Norwegian Cruise Line Holdings Ltd
(d),(e)
5,342 73
Peloton Interactive Inc
(d)
1,543 105
Planet Fitness Inc
(d)
720 38
Polaris Inc 1,085 113
Royal Caribbean Cruises Ltd 3,572 174
Virgin Galactic Holdings Inc
(d),(e)
187 4
$ 836
Lodging - 0.08%
Choice Hotels International Inc 723 61
Extended Stay America Inc 3,691 42
Hilton Worldwide Holdings Inc 5,699 428
Hyatt Hotels Corp 729 35
Las Vegas Sands Corp 3,971 173
Marriott International Inc /MD 5,610 470
MGM Resorts International 9,823 158
Wyndham Destinations Inc 1,752 47
Wyndham Hotels & Resorts Inc 1,911 84
Wynn Resorts Ltd 1,537 111
$ 1,609
Machinery - Construction & Mining - 0.09%
BWX Technologies Inc 711 39
Caterpillar Inc 11,324 1,505
Oshkosh Corp 1,414 111
$ 1,655
Machinery - Diversified - 2.14%
AGCO Corp 1,289 85
Crane Co 1,015 57
Curtiss-Wright Corp 866 77
Deere & Co 117,177 20,660
Dover Corp 2,998 309
Flowserve Corp 2,715 76
Gates Industrial Corp PLC
(d)
993 10
Graco Inc 1,721 92
GrafTech International Ltd 1,512 9
IDEX Corp 1,570 259
Ingersoll Rand Inc
(d)
7,232 228
Middleby Corp/The
(d)
1,147 95
Nordson Corp 218 42
Otis Worldwide Corp 8,521 535
Rockwell Automation Inc 1,243 271
Westinghouse Air Brake Technologies Corp 286,907 17,843
Xylem Inc /NY 3,732 272
$ 40,920
Media - 3.35%
Charter Communications Inc
(d)
304 176
Comcast Corp - Class A 593,224 25,390
Discovery Inc - A Shares
(d)
3,257 69
Discovery Inc - C Shares
(d)
6,797 129
DISH Network Corp
(d)
5,129 165
Fox Corp - A Shares 7,080 183
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 3,339 $ 86
John Wiley & Sons Inc 900 31
Liberty Broadband Corp - A Shares
(d)
516 70
Liberty Broadband Corp - C Shares
(d)
123,531 16,957
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
557 18
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,135 147
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,531 53
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,201 112
Madison Square Garden Entertainment Corp
(d)
415 29
New York Times Co/The 3,397 157
News Corp - A Shares 8,097 103
News Corp - B Shares 2,529 32
Nexstar Media Group Inc 322 28
Sirius XM Holdings Inc 9,732 57
ViacomCBS Inc - Class B 11,327 295
ViacomCBS Inc - Class A 241 7
Walt Disney Co/The 168,098 19,657
$ 63,951
Metal Fabrication & Hardware - 0.01%
Timken Co/The 1,321 60
Valmont Industries Inc 437 53
$ 113
Mining - 0.09%
Freeport-McMoRan Inc 30,280 391
Newmont Corp 16,781 1,162
Royal Gold Inc 387 54
Southern Copper Corp 1,720 75
$ 1,682
Miscellaneous Manufacturers - 1.08%
3M Co 3,994 601
A O Smith Corp 2,769 133
AptarGroup Inc 1,338 154
Carlisle Cos Inc 1,126 134
Donaldson Co Inc 2,375 115
Eaton Corp PLC 176,147 16,405
General Electric Co 181,693 1,103
Illinois Tool Works Inc 3,665 678
ITT Inc 1,803 104
Parker-Hannifin Corp 2,672 478
Textron Inc 4,754 166
Trane Technologies PLC 4,987 558
Trinity Industries Inc 1,894 37
$ 20,666
Office & Business Equipment - 0.00%
Xerox Holdings Corp 3,774 63
Zebra Technologies Corp
(d)
100 28
$ 91
Oil & Gas - 5.38%
Apache Corp 7,879 121
Cabot Oil & Gas Corp 8,182 153
Chevron Corp 370,693 31,115
Cimarex Energy Co 2,096 51
Concho Resources Inc 4,073 214
ConocoPhillips 292,351 10,931
Continental Resources Inc /OK
(e)
1,664 29
Devon Energy Corp 7,964 83
Diamondback Energy Inc 3,288 131
EOG Resources Inc 241,341 11,307
EQT Corp 5,319 77
Exxon Mobil Corp 88,525 3,725
Helmerich & Payne Inc 2,179 39
Hess Corp 202,356 9,958
HollyFrontier Corp 3,115 86
Marathon Oil Corp 16,357 90
Marathon Petroleum Corp 13,517 516

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Murphy Oil Corp 3,033 $ 40
Noble Energy Inc 9,932 99
Occidental Petroleum Corp 16,961 267
Occidental Petroleum Corp - Warrants
(d)
2,259 13
Parsley Energy Inc 6,276 69
Phillips 66 368,121 22,831
Pioneer Natural Resources Co 3,428 332
Valero Energy Corp 186,846 10,507
WPX Energy Inc
(d)
8,321 50
$ 102,834
Oil & Gas Services - 0.06%
Baker Hughes Co 13,704 212
Halliburton Co 18,287 262
National Oilwell Varco Inc 8,096 93
Schlumberger Ltd 29,015 527
$ 1,094
Packaging & Containers - 0.07%
Amcor PLC 28,471 293
Ardagh Group SA 412 6
Ball Corp 424 31
Berry Global Group Inc
(d)
1,828 91
Crown Holdings Inc
(d)
2,425 174
Graphic Packaging Holding Co 4,536 63
Packaging Corp of America 1,955 188
Sealed Air Corp 3,243 116
Silgan Holdings Inc 1,641 63
Sonoco Products Co 2,090 108
Westrock Co 5,355 144
$ 1,277
Pharmaceuticals - 5.78%
AbbVie Inc 2,210 210
Agios Pharmaceuticals Inc
(d)
1,158 53
Alkermes PLC
(d)
3,293 59
AmerisourceBergen Corp 1,580 158
Becton Dickinson and Co 89,617 25,213
Bristol-Myers Squibb Co 30,162 1,769
Cigna Corp 5,526 954
CVS Health Corp 732,658 46,114
Elanco Animal Health Inc
(d)
8,345 197
Herbalife Nutrition Ltd
(d)
1,832 94
Horizon Therapeutics Plc
(d)
303 19
Jazz Pharmaceuticals PLC
(d)
1,126 122
Johnson & Johnson 205,178 29,907
McKesson Corp 861 129
Merck & Co Inc 6,658 534
Mylan NV
(d)
10,763 173
Perrigo Co PLC 2,851 151
Pfizer Inc 116,315 4,476
PRA Health Sciences Inc
(d)
208 22
Premier Inc 1,284 45
Reata Pharmaceuticals Inc
(d)
54 8
Zoetis Inc 944 143
$ 110,550
Pipelines - 0.08%
Antero Midstream Corp 5,922 33
Equitrans Midstream Corp 7,716 74
Kinder Morgan Inc 40,645 573
ONEOK Inc 9,158 256
Targa Resources Corp 4,807 88
Williams Cos Inc /The 25,393 486
$ 1,510
Private Equity - 0.69%
Apollo Global Management Inc 1,792 88
Brookfield Asset Management Inc 389,952 12,607
Carlyle Group Inc /The 2,199 63
KKR & Co Inc 11,123 393
$ 13,151
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0.02%
CBRE Group Inc
(d)
6,964 $ 305
Howard Hughes Corp/The
(d)
814 44
Jones Lang LaSalle Inc 1,074 106
$ 455
REITs - 3.34%
AGNC Investment Corp 11,852 161
Alexandria Real Estate Equities Inc 2,614 464
American Campus Communities Inc 2,857 102
American Homes 4 Rent 5,416 157
Americold Realty Trust 3,763 152
Annaly Capital Management Inc 29,841 221
Apartment Investment and Management Co 3,090 120
Apple Hospitality REIT Inc 4,357 38
AvalonBay Communities Inc 2,940 450
Boston Properties Inc 3,246 289
Brandywine Realty Trust 3,513 38
Brixmor Property Group Inc 6,181 71
Brookfield Property REIT Inc 124 2
Camden Property Trust 1,968 179
CoreSite Realty Corp 273 35
Corporate Office Properties Trust 2,343 62
Cousins Properties Inc 3,089 95
Crown Castle International Corp 581 97
CubeSmart 4,032 120
CyrusOne Inc 2,399 200
Digital Realty Trust Inc 5,583 896
Douglas Emmett Inc 3,472 101
Duke Realty Corp 7,691 309
Empire State Realty Trust Inc 3,254 22
EPR Properties 1,627 47
Equity Commonwealth 2,436 77
Equity LifeStyle Properties Inc 2,140 146
Equity Residential 7,675 412
Essex Property Trust Inc 1,362 301
Extra Space Storage Inc 776 80
Federal Realty Investment Trust 1,569 120
First Industrial Realty Trust Inc 2,632 116
Gaming and Leisure Properties Inc 4,310 156
Healthcare Trust of America Inc 4,537 125
Healthpeak Properties Inc 11,259 307
Highwoods Properties Inc 2,147 82
Host Hotels & Resorts Inc 14,588 157
Hudson Pacific Properties Inc 3,134 74
Invitation Homes Inc 11,362 339
Iron Mountain Inc 2,471 70
JBG SMITH Properties 2,542 74
Kilroy Realty Corp 2,397 140
Kimco Realty Corp 8,618 96
Lamar Advertising Co 1,791 118
Life Storage Inc 973 96
Medical Properties Trust Inc 10,855 219
MGM Growth Properties LLC 588,475 16,089
Mid-America Apartment Communities Inc 2,377 283
National Retail Properties Inc 3,574 127
New Residential Investment Corp 8,618 68
Omega Healthcare Investors Inc 4,695 152
Outfront Media Inc 2,999 43
Paramount Group Inc 4,209 30
Park Hotels & Resorts Inc 4,971 41
Prologis Inc 183,340 19,327
Public Storage 78,210 15,633
Rayonier Inc 2,848 79
Realty Income Corp 7,182 431
Regency Centers Corp 3,517 144
Rexford Industrial Realty Inc 2,420 114
SBA Communications Corp 1,996 622
Simon Property Group Inc 1,353 84
SL Green Realty Corp 1,614 75
Spirit Realty Capital Inc 2,147 74

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Starwood Property Trust Inc 5,702 $ 85
STORE Capital Corp 4,691 111
Sun Communities Inc 2,017 302
Taubman Centers Inc 1,251 48
UDR Inc 6,112 221
Ventas Inc 7,793 299
VEREIT Inc 22,486 146
VICI Properties Inc 9,799 213
Vornado Realty Trust 3,662 126
Weingarten Realty Investors 2,530 43
Welltower Inc 8,732 468
Weyerhaeuser Co 15,599 434
WP Carey Inc 3,572 255
$ 63,900
Retail - 6.13%
Advance Auto Parts Inc 181,166 27,201
AutoNation Inc
(d)
1,227 63
AutoZone Inc
(d)
198 239
Best Buy Co Inc 3,903 389
Burlington Stores Inc
(d)
152 29
CarMax Inc
(d)
3,138 304
Casey's General Stores Inc 769 122
Costco Wholesale Corp 1,078 351
Darden Restaurants Inc 2,713 206
Dick's Sporting Goods Inc 1,287 59
Dollar General Corp 59,792 11,384
Dollar Tree Inc
(d)
2,558 239
Dunkin' Brands Group Inc 268 18
Foot Locker Inc 2,159 63
Gap Inc /The 3,808 51
Genuine Parts Co 2,933 264
Home Depot Inc /The 79,017 20,978
Kohl's Corp 3,232 62
L Brands Inc 4,786 117
Lowe's Cos Inc 190,082 28,305
McDonald's Corp 93,677 18,199
MSC Industrial Direct Co Inc 932 61
Nordstrom Inc
(e)
2,274 31
Nu Skin Enterprises Inc 1,070 48
Ollie's Bargain Outlet Holdings Inc
(d)
134 14
Penske Automotive Group Inc 664 30
Qurate Retail Inc
(d)
7,940 87
Ross Stores Inc 1,391 125
Starbucks Corp 10,338 791
Target Corp 10,451 1,316
Tiffany & Co 2,526 317
TJX Cos Inc /The 4,759 247
Ulta Beauty Inc
(d)
83 16
Walgreens Boots Alliance Inc 15,316 623
Walmart Inc 29,147 3,772
Williams-Sonoma Inc 1,341 117
Yum China Holdings Inc 7,006 359
Yum! Brands Inc 5,821 530
$ 117,127
Savings & Loans - 0.69%
New York Community Bancorp Inc 1,236,236 13,018
People's United Financial Inc 8,824 95
Sterling Bancorp/DE 4,030 45
TFS Financial Corp 1,087 16
$ 13,174
Semiconductors - 4.69%
Advanced Micro Devices Inc
(d)
1,705 132
Analog Devices Inc 6,757 776
Broadcom Inc 72,248 22,884
Cirrus Logic Inc
(d)
1,217 83
Cree Inc
(d)
2,257 155
Entegris Inc 190 14
Intel Corp 88,661 4,232
IPG Photonics Corp
(d)
691 124
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Marvell Technology Group Ltd 13,764 $ 502
Maxim Integrated Products Inc 3,701 252
Microchip Technology Inc 1,225 125
Micron Technology Inc
(d)
172,987 8,659
MKS Instruments Inc 281 36
ON Semiconductor Corp
(d)
8,471 174
Qorvo Inc
(d)
2,411 309
QUALCOMM Inc 155,977 16,473
Skyworks Solutions Inc 3,480 507
Texas Instruments Inc 268,431 34,238
$ 89,675
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 746 129
Software - 2.58%
Activision Blizzard Inc 201,418 16,643
Akamai Technologies Inc
(d)
588 66
Aspen Technology Inc
(d)
102 10
Autodesk Inc
(d)
1,530 362
CDK Global Inc 2,217 101
Ceridian HCM Holding Inc
(d)
655 51
Change Healthcare Inc
(d)
1,429 17
Citrix Systems Inc 1,872 267
Electronic Arts Inc
(d)
5,133 727
Fidelity National Information Services Inc 12,911 1,889
Fiserv Inc
(d)
8,225 821
Guidewire Software Inc
(d)
1,402 165
Jack Henry & Associates Inc 346 62
Manhattan Associates Inc
(d)
151 14
Microsoft Corp 87,082 17,853
Nuance Communications Inc
(d)
5,867 160
Oracle Corp 166,675 9,243
Paychex Inc 1,405 101
Pegasystems Inc 88 10
RealPage Inc
(d)
246 15
salesforce.com Inc
(d)
1,321 257
SolarWinds Corp
(d)
1,036 19
SS&C Technologies Holdings Inc 3,708 213
Synopsys Inc
(d)
224 45
Take-Two Interactive Software Inc
(d)
189 31
Teradata Corp
(d)
571 12
Twilio Inc
(d)
450 125
Zynga Inc
(d)
3,266 32
$ 49,311
Telecommunications - 3.72%
Arista Networks Inc
(d)
217 56
AT&T Inc 698,323 20,656
CenturyLink Inc 22,830 220
Ciena Corp
(d)
3,190 190
Cisco Systems Inc 590,462 27,810
CommScope Holding Co Inc
(d)
3,760 35
Corning Inc 15,656 485
EchoStar Corp
(d)
1,070 29
GCI Liberty Inc
(d)
2,056 161
Juniper Networks Inc 6,862 174
LogMeIn Inc 928 80
Motorola Solutions Inc 106,197 14,847
Telephone and Data Systems Inc 2,099 41
T-Mobile US Inc
(d)
11,488 1,234
Ubiquiti Inc 34 6
United States Cellular Corp
(d)
321 10
Verizon Communications Inc 86,670 4,982
ViaSat Inc
(d)
1,202 46
$ 71,062
Textiles - 0.01%
Mohawk Industries Inc
(d)
1,212 97
Toys, Games & Hobbies - 0.01%
Hasbro Inc 2,652 193
Mattel Inc
(d)
2,910 32
$ 225

Schedule of Investments
LargeCap Value Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2.41%
CH Robinson Worldwide Inc 2,330 $ 218
CSX Corp 15,944 1,137
Expeditors International of Washington Inc 1,339 113
FedEx Corp 5,051 851
JB Hunt Transport Services Inc 172,828 22,364
Kansas City Southern 1,979 340
Kirby Corp
(d)
1,243 58
Knight-Swift Transportation Holdings Inc 2,608 113
Landstar System Inc 160 20
Norfolk Southern Corp 5,350 1,028
Old Dominion Freight Line Inc 281 51
Ryder System Inc 1,093 40
Schneider National Inc 1,312 33
Union Pacific Corp 108,414 18,794
United Parcel Service Inc 5,013 716
XPO Logistics Inc
(d)
1,798 135
$ 46,011
Water - 0.04%
American Water Works Co Inc 3,783 557
Essential Utilities Inc 4,666 212
$ 769
TOTAL COMMON STOCKS $ 1,855,763
Total Investments $ 1,911,323
Other Assets and Liabilities -  (0.01)% (140)
TOTAL NET ASSETS - 100.00% $ 1,911,183
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $555 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22.44%
Financial 22.41%
Industrial 12.52%
Technology 10.48%
Communications 8.32%
Consumer, Cyclical 7.89%
Energy 5.53%
Utilities 4.88%
Money Market Funds 2.73%
Basic Materials 2.63%
Investment Companies 0.18%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 63,693 $ 520,841 $ 532,878 $ 51,656
Principal Shareholder Yield Index ETF 140 — 113 —
Principal Sustainable Momentum Index ETF 151 — 141 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 454 — 426 —
$ 64,438 $ 520,841 $ 533,558 $ 51,656
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 320 $ — $ — $ —
Principal Shareholder Yield Index ETF 1 (22) — (5)
Principal Sustainable Momentum Index ETF 1 (1) — (9)
Principal U.S. Mega-Cap Multi-Factor Index ETF 5 14 — (42)
$ 327 $ (9) $ — $ (56)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Long 121 $ 19,744 $ 304
Total $ 304
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.13% Shares Held Value (000's)
Money Market Funds - 0.13%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
2,444,463 $ 2,444
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
22,494,794 22,495
$ 24,939
TOTAL INVESTMENT COMPANIES $ 24,939
COMMON STOCKS - 99.95% Shares Held Value (000's)
Aerospace & Defense - 4.80%
HEICO Corp - Class A 2,271,145 $ 173,856
TransDigm Group Inc 1,711,831 738,792
$ 912,648
Banks - 1.17%
First Republic Bank/CA 1,539,677 173,183
M&T Bank Corp 470,779 49,879
$ 223,062
Beverages - 0.56%
Brown-Forman Corp - B Shares 1,524,637 105,718
Building Materials - 3.50%
Martin Marietta Materials Inc 967,172 200,379
Summit Materials Inc
(d)
4,403,603 64,821
Vulcan Materials Co 3,407,338 400,089
$ 665,289
Chemicals - 0.74%
Air Products and Chemicals Inc 491,481 140,873
Commercial Services - 10.55%
CoStar Group Inc
(d)
514,337 437,063
Everarc Holdings Ltd
(c),(d)
2,883,826 37,482
Everarc Holdings Ltd - Warrants
(d)
2,883,826 735
Gartner Inc
(d)
2,515,667 313,553
IHS Markit Ltd 3,323,055 268,270
Moody's Corp 709,420 199,560
S&P Global Inc 245,966 86,149
Square Inc
(d)
676,329 87,821
TransUnion 3,273,940 293,247
Verisk Analytics Inc 1,504,042 283,828
$ 2,007,708
Distribution & Wholesale - 4.14%
Copart Inc
(d)
5,547,203 517,277
Fastenal Co 5,740,813 270,048
$ 787,325
Diversified Financial Services - 2.03%
Credit Acceptance Corp
(d)
824,536 385,834
Electric - 2.06%
Brookfield Infrastructure Partners LP 7,336,070 306,941
Brookfield Renewable Partners LP 1,990,326 85,763
$ 392,704
Electronics - 3.51%
Mettler -Toledo International Inc
(d)
295,597 276,383
Roper Technologies Inc 907,669 392,522
$ 668,905
Entertainment - 2.82%
Liberty Media Corp-Liberty Braves - A Shares
(d)
146,140 2,764
Liberty Media Corp-Liberty Braves - C Shares
(d)
587,859 10,964
Live Nation Entertainment Inc
(d)
5,637,524 263,892
Vail Resorts Inc 1,348,416 258,936
$ 536,556
Hand & Machine Tools - 0.64%
Colfax Corp
(d)
4,222,220 122,782
Healthcare - Products - 1.41%
IDEXX Laboratories Inc
(d)
674,721 268,370
Home Builders - 2.44%
Lennar Corp - A Shares 2,896,409 209,555
Lennar Corp - B Shares 37,905 2,042
NVR Inc
(d)
64,292 252,677
$ 464,274
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 8.29%
Aon PLC 722,605 $ 148,293
Arch Capital Group Ltd
(d)
8,810,293 270,916
Brown & Brown Inc 6,144,327 279,383
Fidelity National Financial Inc 6,975,335 225,722
Markel Corp
(d)
475,714 496,902
Progressive Corp/The 1,727,736 156,084
$ 1,577,300
Internet - 5.04%
VeriSign Inc
(d)
1,775,478 375,833
Wix.com Ltd
(d)
2,006,768 582,926
$ 958,759
Investment Companies - 0.33%
Brookfield Business Partners LP 459,540 12,215
Brookfield Infrastructure Corp
(e)
614,692 28,055
Brookfield Renewable Corp 497,581 22,361
$ 62,631
Lodging - 2.56%
Hilton Worldwide Holdings Inc 5,185,964 389,207
Hyatt Hotels Corp 2,031,612 97,517
$ 486,724
Machinery - Diversified - 0.14%
Cognex Corp 409,708 27,397
Media - 3.88%
Liberty Broadband Corp - A Shares
(d)
688,662 92,976
Liberty Broadband Corp - C Shares
(d)
2,179,444 299,172
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
513,920 17,006
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,440,662 157,377
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,022,267 35,565
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,876,541 135,640
$ 737,736
Private Equity - 6.98%
Brookfield Asset Management Inc 22,073,576 713,639
Kennedy-Wilson Holdings Inc 5,215,351 77,396
KKR & Co Inc 11,468,252 405,632
Onex Corp 2,950,983 131,909
$ 1,328,576
Real Estate - 2.38%
Brookfield Property Partners LP 2,697,665 30,187
CBRE Group Inc
(d)
7,003,694 306,832
Howard Hughes Corp/The
(d)
2,182,672 116,096
$ 453,115
REITs - 3.76%
Equinix Inc 160,389 125,982
SBA Communications Corp 1,776,720 553,519
Vornado Realty Trust 1,052,133 36,320
$ 715,821
Retail - 10.64%
CarMax Inc
(d)
6,724,032 652,030
Dollar General Corp 515,254 98,104
Domino's Pizza Inc 726,133 280,730
O'Reilly Automotive Inc
(d)
1,151,629 549,765
Restaurant Brands International Inc 6,100,506 344,801
Ross Stores Inc 1,099,179 98,563
$ 2,023,993
Semiconductors - 1.50%
Microchip Technology Inc 2,802,754 285,124
Software - 12.17%
ANSYS Inc
(d)
1,188,160 369,043
Autodesk Inc
(d)
2,177,284 514,775
Black Knight Inc
(d)
6,501,660 487,104
Guidewire Software Inc
(d)
2,602,075 306,160
MSCI Inc 471,371 177,226
RealPage Inc
(d)
3,456,593 217,800
Slack Technologies Inc
(d)
3,409,526 100,752

Schedule of Investments
MidCap Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
398,075 $ 142,212
$ 2,315,072
Telecommunications - 1.91%
GCI Liberty Inc
(d)
2,431,372 190,595
Motorola Solutions Inc 1,238,045 173,079
$ 363,674
TOTAL COMMON STOCKS $ 19,017,970
Total Investments $ 19,042,909
Other Assets and Liabilities -  (0.08)% (15,365)
TOTAL NET ASSETS - 100.00% $ 19,027,544
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,934 or 0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.94%
Consumer, Cyclical 22.60%
Technology 13.67%
Industrial 12.59%
Consumer, Non-cyclical 12.52%
Communications 10.83%
Utilities 2.06%
Basic Materials 0.74%
Money Market Funds 0.13%
Other Assets and Liabilities
(0.08)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Everarc Holdings Ltd $ — $ 28,83 8 $ — $ 37,482
Principal Government Money Market Fund - Institutional Class 0.00% 67,193 2,053,095 2,097,793 22,495
$ 67,193 $ 2,081,93 3 $ 2,097,793 $ 59,977
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ 8,64 4
Principal Government Money Market Fund - Institutional Class 0.00% 125 — — —
$ 125 $ — $ — $ 8,64 4
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.63% Shares Held Value (000's)
Money Market Funds - 0.63%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
3 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,149,800 1,150
$ 1,150
TOTAL INVESTMENT COMPANIES $ 1,150
COMMON STOCKS - 100.07% Shares Held Value (000's)
Apparel - 3.59%
Crocs Inc
(d)
86,171 $ 3,097
Deckers Outdoor Corp
(d)
16,833 3,522
$ 6,619
Automobile Manufacturers - 1.30%
Cummins Inc 12,433 2,403
Automobile Parts & Equipment - 1.77%
Visteon Corp
(d)
44,853 3,257
Banks - 1.36%
SVB Financial Group
(d)
11,174 2,506
Biotechnology - 7.60%
ACADIA Pharmaceuticals Inc
(d)
64,215 2,670
Biohaven Pharmaceutical Holding Co Ltd
(d)
46,289 2,964
Bio-Rad Laboratories Inc
(d)
6,781 3,559
Exact Sciences Corp
(d)
28,812 2,730
Seattle Genetics Inc
(d)
12,505 2,079
$ 14,002
Building Materials - 1.60%
Masco Corp 51,621 2,951
Commercial Services - 3.67%
CoStar Group Inc
(d)
3,259 2,769
Square Inc
(d)
16,138 2,096
TransUnion 21,235 1,902
$ 6,767
Computers - 2.14%
Crowdstrike Holdings Inc
(d)
34,884 3,949
Diversified Financial Services - 1.41%
Tradeweb Markets Inc 47,948 2,593
Energy - Alternate Sources - 1.38%
Enphase Energy Inc
(d)
42,130 2,543
Engineering & Construction - 1.35%
TopBuild Corp
(d)
18,788 2,478
Healthcare - Products - 11.49%
Align Technology Inc
(d)
5,662 1,664
Inspire Medical Systems Inc
(d)
48,518 4,821
Insulet Corp
(d)
20,440 4,157
Penumbra Inc
(d)
13,170 2,922
Tandem Diabetes Care Inc
(d)
43,374 4,531
Teleflex Inc 8,280 3,089
$ 21,184
Healthcare - Services - 1.06%
Molina Healthcare Inc
(d)
10,543 1,947
Internet - 9.72%
Chewy Inc
(d)
37,906 1,990
MercadoLibre Inc
(d)
4,617 5,192
Okta Inc
(d)
8,459 1,869
Snap Inc Class A
(d)
196,930 4,415
Zendesk Inc
(d)
48,783 4,447
$ 17,913
Leisure Products & Services - 3.83%
Brunswick Corp/DE 45,591 3,054
Fox Factory Holding Corp
(d)
44,936 3,999
$ 7,053
Machinery - Diversified - 1.46%
Rockwell Automation Inc 12,331 2,690
Metal Fabrication & Hardware - 1.06%
Timken Co/The 42,833 1,956
Office & Business Equipment - 1.31%
Zebra Technologies Corp
(d)
8,620 2,420
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 5.79%
DexCom Inc
(d)
13,083 $ 5,698
Horizon Therapeutics Plc
(d)
81,353 4,978
$ 10,676
Retail - 4.92%
Chipotle Mexican Grill Inc
(d)
2,708 3,128
Floor & Decor Holdings Inc
(d)
34,916 2,301
Lululemon Athletica Inc
(d)
11,187 3,642
$ 9,071
Semiconductors - 10.48%
Advanced Micro Devices Inc
(d)
47,067 3,644
Cree Inc
(d)
46,066 3,175
Lam Research Corp 5,732 2,162
Marvell Technology Group Ltd 123,439 4,502
Microchip Technology Inc 24,680 2,511
MKS Instruments Inc 26,103 3,326
$ 19,320
Software - 18.68%
Activision Blizzard Inc 44,505 3,677
DocuSign Inc
(d)
11,870 2,574
Nuance Communications Inc
(d)
122,841 3,360
RingCentral Inc
(d)
16,140 4,685
Sea Ltd ADR
(d)
21,519 2,630
ServiceNow Inc
(d)
13,486 5,923
Splunk Inc
(d)
12,360 2,593
Synopsys Inc
(d)
23,535 4,689
Twilio Inc
(d)
7,930 2,200
Tyler Technologies Inc
(d)
5,891 2,104
$ 34,435
Transportation - 3.10%
Kansas City Southern 15,851 2,724
Knight-Swift Transportation Holdings Inc 68,753 2,990
$ 5,714
TOTAL COMMON STOCKS $ 184,447
Total Investments $ 185,597
Other Assets and Liabilities -  (0.70)% (1,282)
TOTAL NET ASSETS - 100.00% $ 184,315
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 32.61%
Consumer, Non-cyclical 29.61%
Consumer, Cyclical 15.41%
Communications 9.72%
Industrial 8.57%
Financial 2.77%
Energy 1.38%
Money Market Funds 0.63%
Other Assets and Liabilities
(0.70)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,467 $ 76,651 $ 76,968 $ 1,150
$ 1,467 $ 76,651 $ 76,968 $ 1,150
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.02% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Russell Mid-Cap Growth ETF 8,287 $ 1,416
Money Market Funds - 2.90%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
3,977,313 3,977
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
31,145,490 31,146
$ 35,123
TOTAL INVESTMENT COMPANIES $ 36,539
COMMON STOCKS - 97.45% Shares Held Value (000's)
Advertising - 0.07%
Trade Desk Inc/The
(d)
1,934 $ 873
Aerospace & Defense - 1.48%
HEICO Corp 62,433 6,001
HEICO Corp - Class A 2,984 228
L3Harris Technologies Inc 30,562 5,145
Mercury Systems Inc
(d)
80,978 6,270
TransDigm Group Inc 555 240
$ 17,884
Apparel - 0.00%
VF Corp 902 54
Automobile Parts & Equipment - 0.29%
Allison Transmission Holdings Inc 3,485 130
Aptiv PLC 43,942 3,417
$ 3,547
Banks - 0.41%
Pinnacle Financial Partners Inc 124,049 4,915
Beverages - 0.92%
Boston Beer Co Inc/The
(d)
413 335
Brown-Forman Corp - A Shares 1,833 116
Brown-Forman Corp - B Shares 7,345 509
Constellation Brands Inc 23,503 4,188
Monster Beverage Corp
(d)
76,993 6,043
$ 11,191
Biotechnology - 2.69%
ACADIA Pharmaceuticals Inc
(d)
5,219 217
Acceleron Pharma Inc
(d)
31,909 3,165
Alexion Pharmaceuticals Inc
(d)
1,562 160
Alnylam Pharmaceuticals Inc
(d)
21,983 3,204
BioMarin Pharmaceutical Inc
(d)
44,239 5,300
Bluebird Bio Inc
(d)
1,379 84
Corteva Inc 142,897 4,081
Exact Sciences Corp
(d)
6,165 584
Exelixis Inc
(d)
5,260 121
Guardant Health Inc
(d)
31,006 2,641
Immunomedics Inc
(d)
9,830 415
Incyte Corp
(d)
8,693 859
Ionis Pharmaceuticals Inc
(d)
3,068 177
Iovance Biotherapeutics Inc
(d)
6,456 188
Livongo Health Inc
(d),(e)
2,571 327
Moderna Inc
(d)
57,640 4,271
Sage Therapeutics Inc
(d)
193 9
Seattle Genetics Inc
(d)
40,767 6,778
$ 32,581
Building Materials - 1.88%
Armstrong World Industries Inc 841 60
Carrier Global Corp 14,886 406
Fortune Brands Home & Security Inc 96,625 7,392
Martin Marietta Materials Inc 22,823 4,728
Trex Co Inc
(d)
73,099 10,185
$ 22,771
Chemicals - 0.31%
Albemarle Corp 37,323 3,078
FMC Corp 1,216 129
NewMarket Corp 271 102
RPM International Inc 5,100 416
W R Grace & Co 960 44
$ 3,769
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 9.02%
2U Inc
(d)
952 $ 45
Avalara Inc
(d)
3,670 493
Booz Allen Hamilton Holding Corp 6,570 537
Bright Horizons Family Solutions Inc
(d)
1,910 205
Chegg Inc
(d)
5,778 468
Cintas Corp 3,734 1,127
CoreLogic Inc/United States 205 14
CoStar Group Inc
(d)
9,038 7,680
Equifax Inc 4,284 696
Euronet Worldwide Inc
(d)
69,657 6,697
FleetCor Technologies Inc
(d)
25,473 6,587
Gartner Inc
(d)
4,130 515
Global Payments Inc 48,647 8,660
H&R Block Inc 6,464 94
IHS Markit Ltd 108,176 8,733
MarketAxess Holdings Inc 38,183 19,729
Moody's Corp 18,118 5,097
Morningstar Inc 864 145
Paylocity Holding Corp
(d)
1,649 220
Quanta Services Inc 1,318 53
Ritchie Bros Auctioneers Inc 109,507 5,068
Rollins Inc 6,191 324
StoneCo Ltd
(d)
7,408 354
TransUnion 222,111 19,894
United Rentals Inc
(d)
26,166 4,065
Verisk Analytics Inc 61,824 11,667
WEX Inc
(d)
189 30
$ 109,197
Computers - 2.69%
CACI International Inc
(d)
189 39
Crowdstrike Holdings Inc
(d)
95,537 10,814
EPAM Systems Inc
(d)
52,924 15,352
Fortinet Inc
(d)
6,349 878
Genpact Ltd 3,483 139
Globant SA
(d)
1,724 298
Leidos Holdings Inc 621 59
Lumentum Holdings Inc
(d)
405 38
NetApp Inc 5,729 254
Perspecta Inc 192,966 4,130
Pure Storage Inc
(d)
6,599 118
Science Applications International Corp 378 30
Zscaler Inc
(d)
3,355 436
$ 32,585
Consumer Products - 0.19%
Avery Dennison Corp 1,637 185
Church & Dwight Co Inc 11,739 1,131
Clorox Co/The 4,271 1,010
Reynolds Consumer Products Inc 674 23
$ 2,349
Distribution & Wholesale - 4.81%
Copart Inc
(d)
118,576 11,057
Fastenal Co 180,331 8,483
IAA Inc
(d)
92,308 4,002
Pool Corp 86,431 27,372
WW Grainger Inc 21,456 7,328
$ 58,242
Diversified Financial Services - 0.38%
Ares Management Corp 4,680 187
Cboe Global Markets Inc 1,139 100
Credit Acceptance Corp
(d),(e)
34 16
LendingTree Inc
(d),(e)
358 124
LPL Financial Holdings Inc 42,749 3,378
SLM Corp 4,378 29
T Rowe Price Group Inc 2,742 379
Tradeweb Markets Inc 3,328 180
Virtu Financial Inc 2,662 66
Western Union Co/The 3,795 92
$ 4,551

Schedule of Investments
MidCap Growth Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.01%
NRG Energy Inc 4,027 $ 136
Electrical Components & Equipment - 1.24%
Energizer Holdings Inc 2,348 118
Generac Holdings Inc
(d)
91,899 14,481
Universal Display Corp 2,047 357
$ 14,956
Electronics - 1.82%
Agilent Technologies Inc 1,268 122
Allegion plc 2,858 284
Amphenol Corp 8,177 865
Coherent Inc
(d)
31,460 4,368
Jabil Inc 1,331 46
Keysight Technologies Inc
(d)
152,203 15,204
Mettler-Toledo International Inc
(d)
1,059 990
PerkinElmer Inc 1,029 122
Waters Corp
(d)
216 46
$ 22,047
Energy - Alternate Sources - 0.06%
Enphase Energy Inc
(d)
5,042 304
SolarEdge Technologies Inc
(d)
2,330 408
$ 712
Engineering & Construction - 0.00%
frontdoor Inc
(d)
727 31
Entertainment - 0.96%
Caesars Entertainment Inc
(d)
124,788 3,874
DraftKings Inc
(d),(e)
60,949 2,034
Lions Gate Entertainment Corp - A shares
(d),(e)
192,255 1,473
Live Nation Entertainment Inc
(d)
6,770 317
Vail Resorts Inc 20,570 3,950
$ 11,648
Environmental Control - 0.99%
Waste Connections Inc 116,999 11,977
Food - 0.89%
Beyond Meat Inc
(d)
1,961 247
Campbell Soup Co 4,174 207
Grocery Outlet Holding Corp
(d)
1,770 78
Hershey Co/The 5,437 790
Kellogg Co 4,063 280
Lamb Weston Holdings Inc 139,296 8,369
McCormick & Co Inc/MD 3,310 645
Pilgrim's Pride Corp
(d)
838 13
Sprouts Farmers Market Inc
(d)
4,739 125
$ 10,754
Hand & Machine Tools - 0.01%
Lincoln Electric Holdings Inc 1,160 105
MSA Safety Inc 383 45
$ 150
Healthcare - Products - 10.07%
10X Genomics Inc
(d)
2,595 255
ABIOMED Inc
(d)
2,113 634
Adaptive Biotechnologies Corp
(d)
3,392 127
Align Technology Inc
(d)
58,333 17,140
Avantor Inc
(d)
19,655 434
Bio-Techne Corp 1,704 469
Bruker Corp 2,094 93
Cooper Cos Inc/The 30,870 8,734
Haemonetics Corp
(d)
2,216 194
Hill-Rom Holdings Inc 372 36
Hologic Inc
(d)
8,546 596
ICU Medical Inc
(d)
250 46
IDEXX Laboratories Inc
(d)
60,522 24,073
Insulet Corp
(d)
78,688 16,002
Masimo Corp
(d)
28,206 6,208
Novocure Ltd
(d)
4,742 359
Penumbra Inc
(d)
1,526 339
Quidel Corp
(d)
19,592 5,534
Repligen Corp
(d)
56,519 8,529
ResMed Inc 90,920 18,412
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
STERIS PLC 212 $ 34
Tandem Diabetes Care Inc
(d)
27,696 2,894
Teleflex Inc 14,234 5,311
Varian Medical Systems Inc
(d)
545 78
West Pharmaceutical Services Inc 20,089 5,401
$ 121,932
Healthcare - Services - 3.52%
Amedisys Inc
(d)
20,575 4,818
Catalent Inc
(d)
138,988 12,139
Charles River Laboratories International Inc
(d)
2,065 411
Chemed Corp 739 364
DaVita Inc
(d)
659 58
Encompass Health Corp 2,101 143
ICON PLC
(d)
63,170 11,716
IQVIA Holdings Inc
(d)
36,575 5,793
Laboratory Corp of America Holdings
(d)
254 49
Molina Healthcare Inc
(d)
1,885 348
PPD Inc
(d)
2,495 73
Syneos Health Inc
(d)
338 21
Teladoc Health Inc
(d)
27,964 6,645
$ 42,578
Home Builders - 1.11%
DR Horton Inc 122,609 8,112
Lennar Corp - A Shares 72,602 5,252
NVR Inc
(d)
16 63
$ 13,427
Home Furnishings - 0.60%
Dolby Laboratories Inc 101,886 7,091
Tempur Sealy International Inc
(d)
1,671 136
$ 7,227
Housewares - 0.05%
Scotts Miracle-Gro Co/The 1,810 287
Toro Co/The 4,596 328
$ 615
Insurance - 0.82%
Alleghany Corp 66 35
Arthur J Gallagher & Co 86,885 9,339
Axis Capital Holdings Ltd 375 15
Brown & Brown Inc 634 29
Erie Indemnity Co 685 144
Lincoln National Corp 1,138 42
Primerica Inc 1,182 141
RenaissanceRe Holdings Ltd 787 142
$ 9,887
Internet - 4.90%
Anaplan Inc
(d)
6,220 282
CDW Corp/DE 102,475 11,912
Etsy Inc
(d)
5,633 667
Expedia Group Inc 722 59
FireEye Inc
(d)
2,510 38
GoDaddy Inc
(d)
7,902 555
Grubhub Inc
(d)
448 32
IAC/InterActiveCorp
(d)
3,579 474
Match Group Inc
(d)
10,452 1,073
NortonLifeLock Inc 26,629 571
Okta Inc
(d)
5,491 1,213
Palo Alto Networks Inc
(d)
4,668 1,195
Pinterest Inc
(d)
270,722 9,283
Proofpoint Inc
(d)
2,702 313
Roku Inc
(d)
4,854 752
Shopify Inc
(d)
4,433 4,539
Spotify Technology SA
(d)
16,318 4,208
Twitter Inc
(d)
184,066 6,700
VeriSign Inc
(d)
39,479 8,357
Wayfair Inc
(d)
2,865 762
Zendesk Inc
(d)
68,533 6,247
Zillow Group Inc - A Shares
(d)
319 22

Schedule of Investments
MidCap Growth Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Zillow Group Inc - C Shares
(d)
709 $ 49
$ 59,303
Leisure Products & Services - 0.75%
Peloton Interactive Inc
(d)
101,648 6,934
Planet Fitness Inc
(d)
39,223 2,048
Polaris Inc 304 32
Virgin Galactic Holdings Inc
(d),(e)
2,465 55
$ 9,069
Lodging - 0.01%
Wynn Resorts Ltd 1,154 84
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 2,908 158
Vertiv Holdings Co
(d)
9,493 138
$ 296
Machinery - Diversified - 3.24%
Cognex Corp 137,649 9,205
Graco Inc 151,925 8,089
IDEX Corp 51,297 8,455
Nordson Corp 2,239 433
Rockwell Automation Inc 41,397 9,030
Westinghouse Air Brake Technologies Corp 63,847 3,970
$ 39,182
Media - 1.21%
Altice USA Inc
(d)
15,443 417
Cable One Inc 5,946 10,837
FactSet Research Systems Inc 1,772 613
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
486 17
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
958 33
Nexstar Media Group Inc 1,392 122
Sirius XM Holdings Inc 422,035 2,482
World Wrestling Entertainment Inc 2,189 102
$ 14,623
Mining - 0.03%
Royal Gold Inc 2,238 313
Miscellaneous Manufacturers - 0.42%
AptarGroup Inc 41,287 4,756
Axon Enterprise Inc
(d)
2,953 246
Donaldson Co Inc 663 32
$ 5,034
Office & Business Equipment - 0.05%
Zebra Technologies Corp
(d)
2,292 644
Oil & Gas Services - 0.30%
Baker Hughes Co 156,929 2,431
National Oilwell Varco Inc 107,406 1,236
$ 3,667
Packaging & Containers - 0.48%
Amcor PLC 11,463 118
Ball Corp 73,952 5,445
Berry Global Group Inc
(d)
2,153 108
Crown Holdings Inc
(d)
638 46
Graphic Packaging Holding Co 2,877 40
$ 5,757
Pharmaceuticals - 3.16%
Agios Pharmaceuticals Inc
(d)
297 14
AmerisourceBergen Corp 3,340 335
Cardinal Health Inc 13,966 763
DexCom Inc
(d)
36,469 15,883
Global Blood Therapeutics Inc
(d)
2,792 188
Herbalife Nutrition Ltd
(d)
689 35
Horizon Therapeutics Plc
(d)
96,438 5,901
Jazz Pharmaceuticals PLC
(d)
40,304 4,363
McKesson Corp 5,748 863
Neurocrine Biosciences Inc
(d)
4,389 528
PRA Health Sciences Inc
(d)
2,563 273
Reata Pharmaceuticals Inc
(d)
1,011 149
Sarepta Therapeutics Inc
(d)
26,919 4,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 31,728 $ 4,813
$ 38,241
Pipelines - 0.05%
Cheniere Energy Inc
(d)
11,046 547
Equitrans Midstream Corp 1,900 18
$ 565
Private Equity - 0.02%
Apollo Global Management Inc 4,037 198
Carlyle Group Inc/The 554 16
$ 214
REITs - 1.03%
Americold Realty Trust 947 38
Brookfield Property REIT Inc 2,602 30
CoreSite Realty Corp 1,291 167
Equity LifeStyle Properties Inc 3,403 232
Extra Space Storage Inc 4,236 438
Iron Mountain Inc 7,999 225
SBA Communications Corp 33,927 10,570
Simon Property Group Inc 11,435 713
$ 12,413
Retail - 8.60%
AutoZone Inc
(d)
5,706 6,889
Best Buy Co Inc 1,972 196
Burlington Stores Inc
(d)
93,544 17,587
CarMax Inc
(d)
582 56
Carvana Co
(d)
2,606 404
Chipotle Mexican Grill Inc
(d)
19,384 22,392
Dollar Tree Inc
(d)
5,358 500
Domino's Pizza Inc 1,860 719
Dunkin' Brands Group Inc 3,332 229
Five Below Inc
(d)
70,939 7,726
Floor & Decor Holdings Inc
(d)
3,875 255
Lululemon Athletica Inc
(d)
36,410 11,854
Ollie's Bargain Outlet Holdings Inc
(d)
75,194 7,903
O'Reilly Automotive Inc
(d)
36,838 17,586
Tractor Supply Co 63,075 9,004
Ulta Beauty Inc
(d)
2,392 462
Wendy's Co/The 8,555 198
Williams-Sonoma Inc 597 52
Yum China Holdings Inc 1,188 61
$ 104,073
Semiconductors - 5.76%
Advanced Micro Devices Inc
(d)
121,726 9,425
Entegris Inc 5,984 430
Inphi Corp
(d)
2,280 298
IPG Photonics Corp
(d)
33,592 6,013
KLA Corp 7,414 1,482
Marvell Technology Group Ltd 143,948 5,250
Maxim Integrated Products Inc 89,636 6,104
Microchip Technology Inc 179,067 18,216
MKS Instruments Inc 1,960 250
Monolithic Power Systems Inc 55,143 14,613
Teradyne Inc 7,896 703
Xilinx Inc 64,909 6,968
$ 69,752
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 191 33
Software - 18.94%
Akamai Technologies Inc
(d)
6,291 707
Alteryx Inc
(d)
68,789 12,072
ANSYS Inc
(d)
4,090 1,270
Aspen Technology Inc
(d)
75,810 7,373
Bill.com Holdings Inc
(d)
765 71
Black Knight Inc
(d)
6,896 517
Broadridge Financial Solutions Inc 47,705 6,409
Cadence Design Systems Inc
(d)
13,166 1,438
CDK Global Inc 784 36
Ceridian HCM Holding Inc
(d)
3,559 279

Schedule of Investments
MidCap Growth Fund III
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Cerner Corp 14,530 $ 1,009
Change Healthcare Inc
(d)
8,481 99
Citrix Systems Inc 22,941 3,276
Cloudflare Inc
(d)
5,203 217
Coupa Software Inc
(d)
3,170 971
Datadog Inc
(d)
7,278 683
DocuSign Inc
(d)
30,809 6,680
Dropbox Inc - A Shares
(d)
11,713 266
Dynatrace Inc
(d)
7,247 303
Elastic NV
(d)
51,895 4,992
Everbridge Inc
(d)
1,635 233
Fair Isaac Corp
(d)
16,797 7,377
Fastly Inc
(d)
3,475 335
Fidelity National Information Services Inc 40,103 5,867
Five9 Inc
(d)
2,944 356
Guidewire Software Inc
(d)
753 89
HubSpot Inc
(d)
1,975 463
Jack Henry & Associates Inc 33,281 5,934
Manhattan Associates Inc
(d)
2,692 258
Medallia Inc
(d)
3,906 120
MongoDB Inc
(d)
1,995 457
MSCI Inc 27,282 10,257
New Relic Inc
(d)
2,402 170
Nutanix Inc
(d)
8,504 189
Paychex Inc 12,107 871
Paycom Software Inc
(d)
29,559 8,406
Pegasystems Inc 1,689 197
Pluralsight Inc
(d)
4,475 95
PTC Inc
(d)
122,121 10,449
RealPage Inc
(d)
131,917 8,312
RingCentral Inc
(d)
42,596 12,364
ServiceNow Inc
(d)
5,216 2,291
Slack Technologies Inc
(d)
17,902 529
Smartsheet Inc
(d)
5,271 252
Splunk Inc
(d)
69,005 14,479
SS&C Technologies Holdings Inc 2,242 129
Synopsys Inc
(d)
143,105 28,510
Take-Two Interactive Software Inc
(d)
90,673 14,872
Teradata Corp
(d)
4,015 84
Twilio Inc
(d)
5,104 1,416
Tyler Technologies Inc
(d)
55,358 19,777
Veeva Systems Inc
(d)
80,317 21,249
Workday Inc
(d)
21,131 3,823
Zynga Inc
(d)
34,822 342
$ 229,220
Telecommunications - 0.08%
Arista Networks Inc
(d)
2,304 598
CommScope Holding Co Inc
(d)
605 6
LogMeIn Inc 203 17
Motorola Solutions Inc 828 116
PagerDuty Inc
(d)
3,265 99
Switch Inc 4,206 76
Ubiquiti Inc 329 61
$ 973
Toys, Games & Hobbies - 0.01%
Mattel Inc
(d)
9,717 108
Transportation - 1.10%
CH Robinson Worldwide Inc 993 93
Expeditors International of Washington Inc 4,858 410
JB Hunt Transport Services Inc 42,660 5,520
Landstar System Inc 1,476 180
Old Dominion Freight Line Inc 39,051 7,140
XPO Logistics Inc
(d)
231 17
$ 13,360
TOTAL COMMON STOCKS $ 1,179,510
Total Investments $ 1,216,049
Other Assets and Liabilities -  (0.47)% (5,636)
TOTAL NET ASSETS - 100.00% $ 1,210,413
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,977 or
0.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 30.46%
Technology 27.44%
Consumer, Cyclical 17.19%
Industrial 12.68%
Communications 6.26%
Money Market Funds 2.90%
Financial 2.66%
Energy 0.41%
Basic Materials 0.34%
Investment Companies 0.12%
Utilities 0.01%
Other Assets and Liabilities
(0.47)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 19,809 $ 459,341 $ 448,004 $ 31,146
Principal Healthcare Innovators Index ETF 171 — 218 —
Principal Shareholder Yield Index ETF 306 — 260 —
Principal Sustainable Momentum Index ETF 56 — 56 —
$ 20,342 $ 459,341 $ 448,538 $ 31,146
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 145 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 56 — (9)
Principal Shareholder Yield Index ETF 3 (36) — (10)
Principal Sustainable Momentum Index ETF — 3 — (3)
$ 148 $ 23 $ — $ (22)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2020 Long 35 $ 6,512 $ 119
Total $ 119
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.67% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
iShares Core S&P Mid-Cap ETF 9,100 $ 1,692
Money Market Funds - 1.50%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
4,497,298 4,497
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
10,859,950 10,860
$ 15,357
TOTAL INVESTMENT COMPANIES $ 17,049
COMMON STOCKS - 99.23% Shares Held Value (000's)
Aerospace & Defense - 0.45%
Hexcel Corp 51,425 $ 1,918
Mercury Systems Inc
(d)
34,246 2,652
$ 4,570
Agriculture - 0.28%
Darling Ingredients Inc
(d)
101,039 2,822
Airlines - 0.17%
JetBlue Airways Corp
(d)
166,127 1,718
Apparel - 0.93%
Carter's Inc 26,862 2,115
Columbia Sportswear Co 17,512 1,328
Deckers Outdoor Corp
(d)
17,247 3,609
Skechers USA Inc
(d)
83,876 2,456
$ 9,508
Automobile Parts & Equipment - 0.88%
Adient PLC
(d)
53,776 895
Dana Inc 88,993 1,017
Delphi Technologies PLC
(d)
53,187 797
Goodyear Tire & Rubber Co/The 143,324 1,291
Lear Corp 33,587 3,707
Visteon Corp
(d)
17,138 1,245
$ 8,952
Banks - 5.51%
Associated Banc-Corp 94,656 1,215
BancorpSouth Bank 59,874 1,253
Bank of Hawaii Corp 24,645 1,396
Bank OZK 74,458 1,791
Cathay General Bancorp 46,552 1,126
CIT Group Inc 60,588 1,149
Commerce Bancshares Inc/MO 61,829 3,540
Cullen/Frost Bankers Inc 35,061 2,526
East West Bancorp Inc 87,149 3,020
First Financial Bankshares Inc 87,496 2,618
First Horizon National Corp 340,292 3,154
FNB Corp/PA 198,990 1,474
Fulton Financial Corp 99,658 967
Glacier Bancorp Inc 54,648 1,930
Hancock Whitney Corp 53,146 1,013
Home BancShares Inc/AR 94,603 1,545
International Bancshares Corp 34,295 1,043
PacWest Bancorp 71,746 1,311
Pinnacle Financial Partners Inc 43,915 1,740
Prosperity Bancshares Inc 57,075 3,171
Signature Bank/New York NY 32,996 3,383
Synovus Financial Corp 90,721 1,828
TCF Financial Corp 93,692 2,576
Texas Capital Bancshares Inc
(d)
31,059 1,032
Trustmark Corp 39,063 880
UMB Financial Corp 26,092 1,299
Umpqua Holdings Corp 135,642 1,472
United Bankshares Inc/WV 78,338 2,062
Valley National Bancorp 241,261 1,802
Webster Financial Corp 55,541 1,515
Wintrust Financial Corp 35,459 1,518
$ 56,349
Beverages - 0.47%
Boston Beer Co Inc/The
(d)
5,948 4,821
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1.64%
Arrowhead Pharmaceuticals Inc
(d)
62,687 $ 2,700
Emergent BioSolutions Inc
(d)
27,454 3,054
Exelixis Inc
(d)
188,887 4,361
Ligand Pharmaceuticals Inc
(d)
9,887 1,159
Nektar Therapeutics
(d)
109,632 2,429
United Therapeutics Corp
(d)
27,110 3,022
$ 16,725
Building Materials - 2.11%
Eagle Materials Inc 25,632 2,056
Lennox International Inc 21,440 5,749
Louisiana-Pacific Corp 69,113 2,189
MDU Resources Group Inc 123,511 2,591
Owens Corning 66,424 4,017
Trex Co Inc
(d)
35,637 4,965
$ 21,567
Chemicals - 2.22%
Ashland Global Holdings Inc 37,236 2,811
Avient Corp 56,295 1,345
Cabot Corp 34,771 1,268
Chemours Co/The 101,149 1,874
Ingevity Corp
(d)
25,382 1,484
Minerals Technologies Inc 21,011 985
NewMarket Corp 4,448 1,667
Olin Corp 97,229 1,093
RPM International Inc 79,759 6,508
Sensient Technologies Corp 26,089 1,362
Valvoline Inc 113,970 2,339
$ 22,736
Commercial Services - 4.04%
Aaron's Inc 41,616 2,171
Adtalem Global Education Inc
(d)
31,908 1,096
ASGN Inc
(d)
32,337 2,214
Avis Budget Group Inc
(d),(e)
32,989 854
Brink's Co/The 31,096 1,379
CoreLogic Inc/United States 48,911 3,334
FTI Consulting Inc
(d)
22,852 2,729
Graham Holdings Co 2,634 1,049
Grand Canyon Education Inc
(d)
29,142 2,586
HealthEquity Inc
(d)
46,803 2,413
Insperity Inc 22,445 1,501
LiveRamp Holdings Inc
(d)
40,248 1,834
ManpowerGroup Inc 35,755 2,460
Paylocity Holding Corp
(d)
22,157 2,951
Sabre Corp 169,709 1,283
Service Corp International/US 109,728 4,758
Strategic Education Inc 13,684 1,727
WEX Inc
(d)
26,802 4,245
WW International Inc
(d)
28,702 740
$ 41,324
Computers - 1.91%
CACI International Inc
(d)
15,453 3,211
Lumentum Holdings Inc
(d)
46,135 4,283
MAXIMUS Inc 37,766 2,802
NCR Corp
(d)
78,718 1,451
NetScout Systems Inc
(d)
39,146 997
Perspecta Inc 84,076 1,799
Qualys Inc
(d)
20,635 2,548
Science Applications International Corp 30,428 2,434
$ 19,525
Consumer Products - 0.29%
Helen of Troy Ltd
(d)
15,550 2,927
Cosmetics & Personal Care - 0.10%
Edgewell Personal Care Co
(d)
33,469 1,000
Distribution & Wholesale - 1.84%
IAA Inc
(d)
82,502 3,577
KAR Auction Services Inc 79,589 1,204
Pool Corp 24,600 7,791
Univar Solutions Inc
(d)
85,308 1,507

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Watsco Inc 20,179 $ 4,764
$ 18,843
Diversified Financial Services - 2.47%
Affiliated Managers Group Inc 29,096 2,002
Alliance Data Systems Corp 26,108 1,158
Eaton Vance Corp 70,174 2,536
Evercore Inc - Class A 24,967 1,381
Federated Hermes Inc 59,064 1,557
Interactive Brokers Group Inc - A Shares 47,276 2,345
Janus Henderson Group PLC 94,536 1,975
Jefferies Financial Group Inc 139,093 2,253
LendingTree Inc
(d),(e)
4,749 1,645
Navient Corp 105,054 836
SEI Investments Co 76,540 4,005
SLM Corp 231,042 1,564
Stifel Financial Corp 42,199 2,046
$ 25,303
Electric - 1.70%
ALLETE Inc 31,897 1,891
Black Hills Corp 38,649 2,236
Hawaiian Electric Industries Inc 67,227 2,438
IDACORP Inc 31,076 2,898
NorthWestern Corp 31,100 1,750
OGE Energy Corp 123,294 4,056
PNM Resources Inc 49,062 2,072
$ 17,341
Electrical Components & Equipment - 1.97%
Acuity Brands Inc 24,415 2,419
Belden Inc 23,568 745
Energizer Holdings Inc 39,214 1,966
EnerSys 26,147 1,759
Generac Holdings Inc
(d)
38,608 6,084
Littelfuse Inc 14,954 2,656
Universal Display Corp 26,114 4,556
$ 20,185
Electronics - 3.91%
Arrow Electronics Inc
(d)
48,455 3,470
Avnet Inc 60,832 1,625
Coherent Inc
(d)
14,939 2,074
Gentex Corp 150,830 4,071
Hubbell Inc 33,386 4,506
II-VI Inc
(d)
59,443 3,015
Jabil Inc 84,480 2,945
National Instruments Corp 72,396 2,570
nVent Electric PLC 96,249 1,748
SYNNEX Corp 25,365 3,164
Trimble Inc
(d)
153,841 6,848
Vishay Intertechnology Inc 81,642 1,281
Woodward Inc 34,913 2,616
$ 39,933
Energy - Alternate Sources - 1.27%
Enphase Energy Inc
(d)
50,130 3,025
First Solar Inc
(d)
46,968 2,797
SolarEdge Technologies Inc
(d)
30,571 5,353
Sunrun Inc
(d)
48,915 1,795
$ 12,970
Engineering & Construction - 1.34%
AECOM
(d)
98,604 3,568
Dycom Industries Inc
(d)
19,485 835
EMCOR Group Inc 33,782 2,314
Fluor Corp 86,339 880
KBR Inc 87,648 1,949
MasTec Inc
(d)
35,888 1,428
TopBuild Corp
(d)
20,546 2,710
$ 13,684
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1.25%
Caesars Entertainment Inc
(d)
94,331 $ 2,929
Churchill Downs Inc 21,619 2,995
Cinemark Holdings Inc 65,911 780
Marriott Vacations Worldwide Corp 22,505 1,905
Penn National Gaming Inc
(d)
79,560 2,693
Scientific Games Corp
(d)
33,750 593
Six Flags Entertainment Corp 48,510 843
$ 12,738
Environmental Control - 0.80%
Clean Harbors Inc
(d)
31,495 1,877
Stericycle Inc
(d)
56,308 3,403
Tetra Tech Inc 33,278 2,950
$ 8,230
Food - 2.02%
Flowers Foods Inc 118,590 2,698
Grocery Outlet Holding Corp
(d)
39,145 1,722
Hain Celestial Group Inc/The
(d)
48,354 1,643
Ingredion Inc 41,252 3,568
Lancaster Colony Corp 12,203 1,935
Pilgrim's Pride Corp
(d)
31,915 490
Post Holdings Inc
(d)
39,473 3,503
Sanderson Farms Inc 12,193 1,360
Sprouts Farmers Market Inc
(d)
72,549 1,914
Tootsie Roll Industries Inc
(e)
10,533 334
TreeHouse Foods Inc
(d)
34,759 1,523
$ 20,690
Food Service - 0.12%
Healthcare Services Group Inc 45,836 1,200
Forest Products & Paper - 0.07%
Domtar Corp 33,995 714
Gas - 1.48%
National Fuel Gas Co 55,657 2,258
New Jersey Resources Corp 58,977 1,832
ONE Gas Inc 32,562 2,465
Southwest Gas Holdings Inc 33,949 2,364
Spire Inc 31,557 1,946
UGI Corp 128,282 4,277
$ 15,142
Hand & Machine Tools - 1.08%
Colfax Corp
(d)
51,746 1,505
Kennametal Inc 51,070 1,377
Lincoln Electric Holdings Inc 36,580 3,306
MSA Safety Inc 22,015 2,609
Regal Beloit Corp 24,959 2,296
$ 11,093
Healthcare - Products - 4.75%
Avanos Medical Inc
(d)
29,414 902
Bio-Techne Corp 23,544 6,478
Cantel Medical Corp 22,849 1,080
Globus Medical Inc
(d)
46,605 2,245
Haemonetics Corp
(d)
31,036 2,721
Hill-Rom Holdings Inc 40,996 3,986
ICU Medical Inc
(d)
11,934 2,193
Integra LifeSciences Holdings Corp
(d)
43,375 2,071
LivaNova PLC
(d)
29,924 1,393
Masimo Corp
(d)
30,667 6,750
NuVasive Inc
(d)
31,566 1,804
Patterson Cos Inc 53,110 1,410
Penumbra Inc
(d)
20,366 4,519
Quidel Corp
(d)
23,541 6,650
Repligen Corp
(d)
28,997 4,376
$ 48,578
Healthcare - Services - 4.46%
Acadia Healthcare Co Inc
(d)
54,783 1,633
Amedisys Inc
(d)
19,945 4,670
Catalent Inc
(d)
100,181 8,750
Charles River Laboratories International Inc
(d)
30,482 6,066
Chemed Corp 9,780 4,814

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 61,227 $ 4,168
LHC Group Inc
(d)
18,291 3,569
MEDNAX Inc
(d)
52,607 1,051
Molina Healthcare Inc
(d)
36,466 6,735
Syneos Health Inc
(d)
38,496 2,402
Tenet Healthcare Corp
(d)
64,498 1,705
$ 45,563
Home Builders - 1.14%
KB Home 53,594 1,803
Taylor Morrison Home Corp
(d)
79,828 1,872
Thor Industries Inc 34,000 3,876
Toll Brothers Inc 71,191 2,719
TRI Pointe Group Inc
(d)
80,219 1,341
$ 11,611
Home Furnishings - 0.21%
Tempur Sealy International Inc
(d)
26,666 2,159
Housewares - 0.84%
Scotts Miracle-Gro Co/The 24,275 3,849
Toro Co/The 66,013 4,710
$ 8,559
Insurance - 4.77%
Alleghany Corp 8,816 4,605
American Financial Group Inc/OH 45,930 2,791
Brighthouse Financial Inc
(d)
57,803 1,638
Brown & Brown Inc 144,887 6,588
CNO Financial Group Inc 88,461 1,336
Essent Group Ltd 68,137 2,441
First American Financial Corp 68,630 3,501
Genworth Financial Inc
(d)
310,017 632
Hanover Insurance Group Inc/The 23,405 2,385
Kemper Corp 37,781 2,967
Mercury General Corp 16,706 717
Old Republic International Corp 176,010 2,829
Primerica Inc 25,120 3,006
Reinsurance Group of America Inc 41,774 3,561
RenaissanceRe Holdings Ltd 30,984 5,589
RLI Corp 24,626 2,170
Selective Insurance Group Inc 36,776 1,998
$ 48,754
Internet - 1.47%
Etsy Inc
(d)
73,101 8,654
Grubhub Inc
(d)
56,639 4,092
TripAdvisor Inc 62,060 1,255
Yelp Inc
(d)
40,294 1,006
$ 15,007
Iron & Steel - 1.03%
Allegheny Technologies Inc
(d)
77,997 678
Commercial Metals Co 73,335 1,517
Reliance Steel & Aluminum Co 39,200 3,852
Steel Dynamics Inc 129,555 3,551
United States Steel Corp
(e)
135,658 903
$ 10,501
Leisure Products & Services - 0.92%
Brunswick Corp/DE 48,739 3,264
Harley-Davidson Inc 94,347 2,456
Polaris Inc 35,462 3,675
$ 9,395
Lodging - 0.66%
Boyd Gaming Corp 49,337 1,168
Choice Hotels International Inc 19,435 1,633
Wyndham Destinations Inc 52,438 1,395
Wyndham Hotels & Resorts Inc 57,340 2,532
$ 6,728
Machinery - Construction & Mining - 0.39%
Oshkosh Corp 41,927 3,301
Terex Corp 39,270 740
$ 4,041
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2.74%
AGCO Corp 38,276 $ 2,512
Cognex Corp 105,751 7,072
Crane Co 30,355 1,717
Curtiss-Wright Corp 25,655 2,286
Graco Inc 102,616 5,463
Middleby Corp/The
(d)
34,233 2,843
Nordson Corp 31,620 6,123
$ 28,016
Media - 2.20%
AMC Networks Inc
(d)
24,980 577
Cable One Inc 3,241 5,907
FactSet Research Systems Inc 23,328 8,078
John Wiley & Sons Inc 26,905 910
New York Times Co/The 88,881 4,101
TEGNA Inc 134,603 1,586
World Wrestling Entertainment Inc 28,528 1,330
$ 22,489
Metal Fabrication & Hardware - 0.42%
Timken Co/The 41,612 1,900
Valmont Industries Inc 13,156 1,595
Worthington Industries Inc 22,581 845
$ 4,340
Mining - 0.66%
Compass Minerals International Inc 20,882 1,064
Royal Gold Inc 40,395 5,652
$ 6,716
Miscellaneous Manufacturers - 1.93%
AptarGroup Inc 39,536 4,555
Axon Enterprise Inc
(d)
38,696 3,217
Carlisle Cos Inc 33,826 4,028
Donaldson Co Inc 77,688 3,755
ITT Inc 53,156 3,069
Trinity Industries Inc 58,064 1,134
$ 19,758
Office Furnishings - 0.16%
Herman Miller Inc 36,198 848
HNI Corp 26,267 780
$ 1,628
Oil & Gas - 1.09%
Cimarex Energy Co 62,889 1,538
CNX Resources Corp
(d)
115,219 1,112
EQT Corp 157,407 2,286
Murphy Oil Corp 89,969 1,188
Murphy USA Inc
(d)
16,896 2,237
PBF Energy Inc 62,820 545
Transocean Ltd
(d),(e)
355,839 726
WPX Energy Inc
(d)
251,535 1,502
$ 11,134
Oil & Gas Services - 0.11%
ChampionX Corp
(d)
114,418 1,088
Packaging & Containers - 0.64%
Greif Inc - Class A 16,286 567
O-I Glass Inc 96,440 1,007
Silgan Holdings Inc 47,802 1,828
Sonoco Products Co 61,797 3,197
$ 6,599
Pharmaceuticals - 0.52%
PRA Health Sciences Inc
(d)
39,191 4,176
Prestige Consumer Healthcare Inc
(d)
30,848 1,147
$ 5,323
Pipelines - 0.33%
Antero Midstream Corp 173,165 982
Equitrans Midstream Corp 250,340 2,416
$ 3,398
Real Estate - 0.31%
Jones Lang LaSalle Inc 31,802 3,146

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 9.52%
American Campus Communities Inc 84,756 $ 3,021
Brixmor Property Group Inc 182,598 2,102
Camden Property Trust 59,981 5,447
CoreCivic Inc 73,684 657
CoreSite Realty Corp 24,828 3,204
Corporate Office Properties Trust 69,090 1,829
Cousins Properties Inc 91,492 2,811
CyrusOne Inc 70,957 5,919
Douglas Emmett Inc 101,540 2,959
EastGroup Properties Inc 24,057 3,191
EPR Properties 47,724 1,366
First Industrial Realty Trust Inc 78,353 3,441
GEO Group Inc/The 74,752 795
Healthcare Realty Trust Inc 83,111 2,435
Highwoods Properties Inc 63,988 2,453
Hudson Pacific Properties Inc 94,424 2,226
JBG SMITH Properties 72,415 2,101
Kilroy Realty Corp 65,208 3,800
Lamar Advertising Co 53,180 3,496
Life Storage Inc 28,894 2,835
Macerich Co/The 71,617 546
Mack-Cali Realty Corp 55,802 805
Medical Properties Trust Inc 325,428 6,551
National Retail Properties Inc 105,920 3,755
Omega Healthcare Investors Inc 139,760 4,525
Park Hotels & Resorts Inc 145,115 1,200
Pebblebrook Hotel Trust 80,539 854
Physicians Realty Trust 124,766 2,251
PotlatchDeltic Corp 41,238 1,765
PS Business Parks Inc 12,357 1,705
Rayonier Inc 85,287 2,369
Rexford Industrial Realty Inc 75,564 3,546
Sabra Health Care REIT Inc 126,614 1,866
Service Properties Trust 101,364 679
Spirit Realty Capital Inc 63,405 2,185
STORE Capital Corp 137,049 3,247
Taubman Centers Inc 37,946 1,469
Urban Edge Properties 68,190 715
Weingarten Realty Investors 74,170 1,265
$ 97,386
Retail - 4.70%
American Eagle Outfitters Inc 95,825 958
AutoNation Inc
(d)
35,455 1,820
BJ's Wholesale Club Holdings Inc
(d)
75,983 3,043
Casey's General Stores Inc 22,664 3,608
Cracker Barrel Old Country Store Inc 14,595 1,612
Dick's Sporting Goods Inc 40,131 1,831
Dunkin' Brands Group Inc 50,577 3,476
FirstCash Inc 25,525 1,471
Five Below Inc
(d)
34,329 3,739
Foot Locker Inc 64,176 1,886
Jack in the Box Inc 13,964 1,147
MSC Industrial Direct Co Inc 27,979 1,847
Nordstrom Inc
(e)
66,725 913
Nu Skin Enterprises Inc 31,966 1,434
Ollie's Bargain Outlet Holdings Inc
(d)
34,829 3,661
Papa John's International Inc 13,720 1,299
RH
(d)
10,219 2,937
Sally Beauty Holdings Inc
(d)
69,523 807
Texas Roadhouse Inc 40,129 2,255
Urban Outfitters Inc
(d)
43,361 717
Wendy's Co/The 109,735 2,544
Williams-Sonoma Inc 47,894 4,172
World Fuel Services Corp 39,001 918
$ 48,095
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.53%
New York Community Bancorp Inc 285,764 $ 3,009
Sterling Bancorp/DE 119,776 1,348
Washington Federal Inc 46,631 1,088
$ 5,445
Semiconductors - 3.57%
Cabot Microelectronics Corp 17,902 2,698
Cirrus Logic Inc
(d)
35,955 2,464
Cree Inc
(d)
66,621 4,592
MKS Instruments Inc 33,799 4,307
Monolithic Power Systems Inc 25,630 6,792
Semtech Corp
(d)
40,129 2,236
Silicon Laboratories Inc
(d)
26,907 2,705
Synaptics Inc
(d)
20,964 1,678
Teradyne Inc 102,105 9,083
$ 36,555
Software - 3.26%
ACI Worldwide Inc
(d)
71,416 1,913
Blackbaud Inc 30,563 1,911
CDK Global Inc 74,854 3,403
Ceridian HCM Holding Inc
(d)
62,528 4,895
CommVault Systems Inc
(d)
26,162 1,153
Fair Isaac Corp
(d)
17,866 7,847
J2 Global Inc
(d)
27,920 1,584
Manhattan Associates Inc
(d)
39,111 3,747
PTC Inc
(d)
64,135 5,487
Teradata Corp
(d)
66,832 1,404
$ 33,344
Telecommunications - 1.16%
Ciena Corp
(d)
94,636 5,632
InterDigital Inc 18,941 1,137
LogMeIn Inc 30,040 2,578
Telephone and Data Systems Inc 60,127 1,167
ViaSat Inc
(d)
35,982 1,366
$ 11,880
Toys, Games & Hobbies - 0.23%
Mattel Inc
(d)
213,672 2,374
Transportation - 1.45%
Kirby Corp
(d)
36,979 1,710
Knight-Swift Transportation Holdings Inc 75,313 3,275
Landstar System Inc 23,636 2,879
Ryder System Inc 33,097 1,212
Werner Enterprises Inc 35,324 1,554
XPO Logistics Inc
(d)
56,129 4,211
$ 14,841
Trucking & Leasing - 0.13%
GATX Corp 21,496 1,311
Water - 0.61%
Essential Utilities Inc 137,348 6,229
TOTAL COMMON STOCKS $ 1,014,601
Total Investments $ 1,031,650
Other Assets and Liabilities -  (0.90)% (9,206)
TOTAL NET ASSETS - 100.00% $ 1,022,444
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,497 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23.11%
Industrial 19.36%
Consumer, Non-cyclical 18.57%
Consumer, Cyclical 14.05%
Technology 8.74%
Communications 4.83%
Basic Materials 3.98%
Utilities 3.79%
Energy 2.80%
Money Market Funds 1.50%
Investment Companies 0.17%
Other Assets and Liabilities
(0.90)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,157 $ 316,355 $ 315,652 $ 10,860
$ 10,157 $ 316,355 $ 315,652 $ 10,860
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 87 $ — $ — $ —
$ 87 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2020 Long 36 $ 6,698 $ 458
Total $ 458
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.71% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
iShares Russell Mid-Cap Value ETF 37,733 $ 3,021
Money Market Funds - 1.57%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
1,652,657 1,653
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
33,101,601 33,101
$ 34,754
TOTAL INVESTMENT COMPANIES $ 37,775
COMMON STOCKS - 98.63% Shares Held Value (000's)
Advertising - 1.01%
Interpublic Group of Cos Inc/The 1,207,095 $ 21,788
Omnicom Group Inc 12,230 657
$ 22,445
Aerospace & Defense - 0.26%
HEICO Corp 534 51
HEICO Corp - Class A 874 67
Hexcel Corp 91,760 3,423
Howmet Aerospace Inc 22,701 335
Mercury Systems Inc
(d)
619 48
Spirit AeroSystems Holdings Inc 6,024 118
Teledyne Technologies Inc
(d)
2,083 639
TransDigm Group Inc 2,335 1,008
$ 5,689
Agriculture - 1.81%
Archer-Daniels-Midland Co 927,879 39,741
Bunge Ltd 7,938 345
$ 40,086
Airlines - 0.48%
Alaska Air Group Inc 146,845 5,057
American Airlines Group Inc
(e)
28,409 316
Copa Holdings SA 1,801 75
Delta Air Lines Inc 36,680 916
JetBlue Airways Corp
(d)
15,493 160
Southwest Airlines Co 117,949 3,643
United Airlines Holdings Inc
(d)
16,690 524
$ 10,691
Apparel - 0.31%
Capri Holdings Ltd
(d)
8,157 122
Carter's Inc 2,461 194
Columbia Sportswear Co 1,652 125
Hanesbrands Inc 305,337 4,315
PVH Corp 4,037 197
Ralph Lauren Corp 2,745 196
Skechers USA Inc
(d)
7,689 225
Tapestry Inc 15,901 212
Under Armour Inc - Class A
(d),(e)
10,821 114
Under Armour Inc - Class C
(d)
10,885 103
VF Corp 17,699 1,068
$ 6,871
Automobile Manufacturers - 0.38%
Cummins Inc 8,483 1,639
Ford Motor Co 776,751 5,134
PACCAR Inc 19,519 1,661
$ 8,434
Automobile Parts & Equipment - 2.05%
Allison Transmission Holdings Inc 2,278 85
Aptiv PLC 138,809 10,792
BorgWarner Inc 929,599 34,024
Lear Corp 3,445 380
$ 45,281
Banks - 4.09%
Associated Banc-Corp 8,713 112
Bank of Hawaii Corp 38,938 2,205
Bank OZK 7,019 169
BOK Financial Corp 1,800 100
Citizens Financial Group Inc 24,512 608
Comerica Inc 8,001 308
Commerce Bancshares Inc/MO 5,782 331
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cullen/Frost Bankers Inc 3,216 $ 232
East West Bancorp Inc 8,106 281
Fifth Third Bancorp 40,913 813
First Citizens BancShares Inc/NC 376 160
First Hawaiian Inc 7,450 130
First Horizon National Corp 31,256 290
First Republic Bank/CA 9,797 1,102
FNB Corp/PA 18,519 137
Huntington Bancshares Inc/OH 58,087 538
KeyCorp 55,882 671
M&T Bank Corp 7,365 780
Northern Trust Corp 11,047 866
PacWest Bancorp 6,708 123
Pinnacle Financial Partners Inc 4,246 168
Popular Inc 110,850 4,113
Prosperity Bancshares Inc 392,230 21,792
Regions Financial Corp 55,266 600
Signature Bank/New York NY 2,991 307
State Street Corp 92,158 5,879
SVB Financial Group
(d)
27,714 6,216
Synovus Financial Corp 8,406 169
TCF Financial Corp 561,373 15,432
Umpqua Holdings Corp 12,645 137
Webster Financial Corp 5,145 140
Western Alliance Bancorp 121,778 4,378
Wintrust Financial Corp 3,279 140
Zions Bancorp NA 647,585 21,028
$ 90,455
Beverages - 0.02%
Brown-Forman Corp - A Shares 407 26
Brown-Forman Corp - B Shares 1,535 106
Molson Coors Beverage Co 10,037 377
$ 509
Biotechnology - 0.33%
Acceleron Pharma Inc
(d)
167 17
Alexion Pharmaceuticals Inc
(d)
10,353 1,061
BioMarin Pharmaceutical Inc
(d)
964 115
Bio-Rad Laboratories Inc
(d)
1,214 637
Bluebird Bio Inc
(d)
48,578 2,948
Corteva Inc 43,165 1,233
Exact Sciences Corp
(d)
1,118 106
Exelixis Inc
(d)
11,128 257
Ionis Pharmaceuticals Inc
(d)
3,814 220
Nektar Therapeutics
(d)
9,961 221
Sage Therapeutics Inc
(d)
2,722 124
United Therapeutics Corp
(d)
2,495 278
$ 7,217
Building Materials - 1.99%
Armstrong World Industries Inc 1,723 123
Carrier Global Corp 32,027 872
Eagle Materials Inc 2,370 190
Fortune Brands Home & Security Inc 7,920 606
Johnson Controls International plc 42,860 1,649
Lennox International Inc 1,986 533
Martin Marietta Materials Inc 15,614 3,235
Masco Corp 15,116 864
MDU Resources Group Inc 259,831 5,451
Owens Corning 434,247 26,259
Vulcan Materials Co 35,735 4,196
$ 43,978
Chemicals - 2.96%
Albemarle Corp 6,071 501
Ashland Global Holdings Inc 3,179 240
Axalta Coating Systems Ltd
(d)
12,108 269
Cabot Corp 3,201 117
Celanese Corp 6,777 659
CF Industries Holdings Inc 12,279 385
Chemours Co/The 9,389 174
Eastman Chemical Co 359,799 26,852

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Element Solutions Inc
(d)
12,474 $ 135
FMC Corp 5,981 634
Huntsman Corp 219,901 4,068
International Flavors & Fragrances Inc 6,152 775
LyondellBasell Industries NV 14,753 922
Mosaic Co/The 19,862 267
NewMarket Corp 71 27
Olin Corp
(e)
8,196 92
PPG Industries Inc 13,574 1,461
RPM International Inc 1,204 98
Valvoline Inc 328,693 6,745
W R Grace & Co 2,071 95
Westlake Chemical Corp 387,448 21,116
$ 65,632
Commercial Services - 2.48%
2U Inc
(d)
2,373 112
ADT Inc 6,423 55
AMERCO 513 163
Aramark 13,124 277
Bright Horizons Family Solutions Inc
(d)
1,012 108
Cintas Corp 28,934 8,734
CoreLogic Inc/United States 4,320 294
Equifax Inc 1,794 292
Euronet Worldwide Inc
(d)
2,889 278
FTI Consulting Inc
(d)
2,098 251
Graham Holdings Co 237 94
Grand Canyon Education Inc
(d)
81,694 7,250
H&R Block Inc 246,310 3,572
IHS Markit Ltd 10,390 839
Macquarie Infrastructure Corp 4,222 126
ManpowerGroup Inc 287,328 19,765
Morningstar Inc 212 36
Nielsen Holdings PLC 20,490 296
Quanta Services Inc 72,367 2,893
Robert Half International Inc 6,418 326
Rollins Inc 1,131 59
Sabre Corp 15,844 120
Service Corp International/US 9,998 433
ServiceMaster Global Holdings Inc
(d)
7,606 311
TransUnion 970 87
United Rentals Inc
(d)
50,139 7,790
WEX Inc
(d)
2,274 360
$ 54,921
Computers - 4.33%
Amdocs Ltd 7,627 474
CACI International Inc
(d)
1,197 249
Crowdstrike Holdings Inc
(d)
1,815 205
DXC Technology Co 514,581 9,216
Genpact Ltd 632,889 25,201
Hewlett Packard Enterprise Co 1,369,211 13,514
HP Inc 82,362 1,448
Leidos Holdings Inc 209,988 19,983
Lumentum Holdings Inc
(d)
3,838 356
MAXIMUS Inc 320,300 23,770
NCR Corp
(d)
7,306 135
NetApp Inc 5,830 258
Pure Storage Inc
(d)
5,926 106
Science Applications International Corp 2,903 232
Western Digital Corp 17,257 744
$ 95,891
Consumer Products - 1.55%
Avery Dennison Corp 259,813 29,447
Clorox Co/The 20,215 4,781
Reynolds Consumer Products Inc 2,050 70
Spectrum Brands Holdings Inc 2,437 132
$ 34,430
Cosmetics & Personal Care - 0.00%
Coty Inc 16,496 61
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0.10%
Fastenal Co 6,224 $ 293
HD Supply Holdings Inc
(d)
9,253 325
IAA Inc
(d)
5,881 255
LKQ Corp
(d)
17,416 491
Univar Solutions Inc
(d)
9,589 169
Watsco Inc 1,871 442
WW Grainger Inc 678 231
$ 2,206
Diversified Financial Services - 1.49%
Affiliated Managers Group Inc 2,695 185
Air Lease Corp 6,122 161
Alliance Data Systems Corp 2,689 119
Ally Financial Inc 21,487 432
Ameriprise Financial Inc 7,076 1,087
Cboe Global Markets Inc 98,154 8,608
Credit Acceptance Corp
(d),(e)
541 253
Discover Financial Services 17,628 871
Eaton Vance Corp 6,367 230
Evercore Inc - Class A 2,268 125
Franklin Resources Inc 15,578 328
Interactive Brokers Group Inc - A Shares 4,143 206
Invesco Ltd 21,682 218
Jefferies Financial Group Inc 13,035 211
Lazard Ltd 5,797 170
LendingTree Inc
(d),(e)
24 8
LPL Financial Holdings Inc 4,156 328
Nasdaq Inc 6,581 864
Navient Corp 220,295 1,754
OneMain Holdings Inc 3,736 107
Raymond James Financial Inc 7,059 491
Santander Consumer USA Holdings Inc
(e)
4,336 80
SEI Investments Co 6,633 347
SLM Corp 16,523 112
Synchrony Financial 234,884 5,198
T Rowe Price Group Inc 73,046 10,087
Tradeweb Markets Inc 751 41
Virtu Financial Inc 408 10
Western Union Co/The 19,007 462
$ 33,093
Electric - 4.24%
AES Corp/The 38,029 579
Alliant Energy Corp 449,365 24,199
Ameren Corp 14,165 1,137
Avangrid Inc 3,258 162
CenterPoint Energy Inc 28,972 551
CMS Energy Corp 16,433 1,055
Consolidated Edison Inc 19,279 1,481
DTE Energy Co 11,053 1,278
Edison International 20,580 1,146
Entergy Corp 11,558 1,215
Evergy Inc 13,020 844
Eversource Energy 19,398 1,747
FirstEnergy Corp 31,185 904
Hawaiian Electric Industries Inc 6,151 223
IDACORP Inc 72,521 6,763
NRG Energy Inc 312,947 10,581
OGE Energy Corp 11,491 378
PG&E Corp
(d)
54,653 511
Pinnacle West Capital Corp 6,471 538
PPL Corp 136,645 3,637
Public Service Enterprise Group Inc 29,074 1,626
Vistra Corp 352,360 6,575
WEC Energy Group Inc 18,175 1,731
Xcel Energy Inc 363,245 25,078
$ 93,939
Electrical Components & Equipment - 0.20%
Acuity Brands Inc 2,260 224
AMETEK Inc 40,628 3,789
Energizer Holdings Inc 782 39

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Generac Holdings Inc
(d)
327 $ 51
Littelfuse Inc 1,354 241
$ 4,344
Electronics - 5.00%
Agilent Technologies Inc 16,271 1,567
Allegion plc 1,852 184
Amphenol Corp 108,460 11,471
Arrow Electronics Inc
(d)
4,483 321
Avnet Inc 5,634 151
Coherent Inc
(d)
158,257 21,971
Flex Ltd
(d)
2,211,800 25,414
FLIR Systems Inc 7,498 312
Fortive Corp 17,113 1,201
Garmin Ltd 133,197 13,132
Gentex Corp 14,105 381
Hubbell Inc 157,105 21,204
Jabil Inc 171,166 5,967
Keysight Technologies Inc
(d)
7,144 714
Mettler-Toledo International Inc
(d)
79 74
National Instruments Corp 7,407 263
nVent Electric PLC 8,933 162
PerkinElmer Inc 5,157 613
Sensata Technologies Holding PLC
(d)
8,873 337
SYNNEX Corp 29,908 3,731
Trimble Inc
(d)
14,343 638
Waters Corp
(d)
3,257 694
Woodward Inc 3,196 239
$ 110,741
Energy - Alternate Sources - 0.01%
First Solar Inc
(d)
4,780 285
Engineering & Construction - 0.05%
AECOM
(d)
8,787 318
frontdoor Inc
(d)
4,095 172
Jacobs Engineering Group Inc 7,201 615
$ 1,105
Entertainment - 0.22%
Lions Gate Entertainment Corp - A shares
(d),(e)
3,628 28
Lions Gate Entertainment Corp - B shares
(d)
6,993 50
Madison Square Garden Sports Corp
(d)
28,233 4,339
Six Flags Entertainment Corp 4,385 76
Vail Resorts Inc 2,111 405
$ 4,898
Environmental Control - 1.14%
Clean Harbors Inc
(d)
45,717 2,724
Pentair PLC 9,492 407
Republic Services Inc 248,755 21,705
Stericycle Inc
(d)
5,251 317
$ 25,153
Food - 5.23%
Beyond Meat Inc
(d)
598 75
Campbell Soup Co 5,065 251
Conagra Brands Inc 28,043 1,050
Flowers Foods Inc 11,205 255
Grocery Outlet Holding Corp
(d)
1,861 82
Hain Celestial Group Inc/The
(d)
4,677 159
Hershey Co/The 127,433 18,530
Hormel Foods Corp 255,253 12,982
Ingredion Inc 3,858 334
J M Smucker Co/The 6,352 695
Kellogg Co 9,542 658
Kroger Co/The 669,450 23,290
Lamb Weston Holdings Inc 6,468 389
McCormick & Co Inc/MD 3,144 613
Pilgrim's Pride Corp
(d)
118,755 1,823
Post Holdings Inc
(d)
3,662 325
Seaboard Corp 16 43
Sprouts Farmers Market Inc
(d)
373,227 9,846
Sysco Corp 412,200 21,785
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
TreeHouse Foods Inc
(d)
3,230 $ 141
Tyson Foods Inc 362,542 22,278
US Foods Holding Corp
(d)
12,632 256
$ 115,860
Forest Products & Paper - 0.04%
International Paper Co 22,621 787
Gas - 0.20%
Atmos Energy Corp 6,969 739
National Fuel Gas Co 66,113 2,682
NiSource Inc 22,015 538
UGI Corp 11,960 399
$ 4,358
Hand & Machine Tools - 0.40%
Colfax Corp
(d)
5,696 166
Lincoln Electric Holdings Inc 1,881 170
MSA Safety Inc 1,626 193
Regal Beloit Corp 2,328 214
Snap-on Inc 3,094 451
Stanley Black & Decker Inc 49,479 7,586
$ 8,780
Healthcare - Products - 3.08%
Bio-Techne Corp 139 38
Bruker Corp 53,741 2,398
Cooper Cos Inc/The 2,460 696
DENTSPLY SIRONA Inc 12,574 561
Envista Holdings Corp
(d)
209,974 4,592
Globus Medical Inc
(d)
4,259 205
Haemonetics Corp
(d)
203 18
Henry Schein Inc
(d)
8,198 563
Hill-Rom Holdings Inc 250,083 24,313
Hologic Inc
(d)
4,451 311
ICU Medical Inc
(d)
818 150
Integra LifeSciences Holdings Corp
(d)
4,102 196
QIAGEN NV
(d)
231,932 11,469
STERIS PLC 70,449 11,246
Tandem Diabetes Care Inc
(d)
388 40
Teleflex Inc 989 369
Varian Medical Systems Inc
(d)
4,560 651
West Pharmaceutical Services Inc 17,918 4,818
Zimmer Biomet Holdings Inc 40,640 5,481
$ 68,115
Healthcare - Services - 2.44%
Acadia Healthcare Co Inc
(d)
5,051 151
Catalent Inc
(d)
8,828 771
Charles River Laboratories International Inc
(d)
318 63
DaVita Inc
(d)
3,970 347
Encompass Health Corp 3,069 209
IQVIA Holdings Inc
(d)
27,532 4,361
Laboratory Corp of America Holdings
(d)
5,270 1,017
Molina Healthcare Inc
(d)
84,106 15,534
PPD Inc
(d)
583 17
Quest Diagnostics Inc 242,188 30,775
Syneos Health Inc
(d)
3,210 200
Teladoc Health Inc
(d)
405 96
Universal Health Services Inc 4,235 466
$ 54,007
Home Builders - 0.87%
DR Horton Inc 107,515 7,113
Lennar Corp - A Shares 15,567 1,126
Lennar Corp - B Shares 960 52
NVR Inc
(d)
171 672
PulteGroup Inc 222,646 9,708
Thor Industries Inc 3,171 361
Toll Brothers Inc 6,656 254
$ 19,286

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.05%
Dolby Laboratories Inc 3,195 $ 223
Leggett & Platt Inc 7,591 304
Tempur Sealy International Inc
(d)
701 57
Whirlpool Corp 3,508 572
$ 1,156
Housewares - 0.02%
Newell Brands Inc 22,086 362
Scotts Miracle-Gro Co/The 155 25
Toro Co/The 646 46
$ 433
Insurance - 9.21%
Aflac Inc 540,000 19,208
Alleghany Corp 58,922 30,776
American Financial Group Inc/OH 351,239 21,345
American National Group Inc 452 33
Arch Capital Group Ltd
(d)
22,619 696
Arthur J Gallagher & Co 243,204 26,142
Assurant Inc 3,428 368
Assured Guaranty Ltd 4,824 105
Athene Holding Ltd
(d)
6,640 214
Axis Capital Holdings Ltd 4,345 174
Brighthouse Financial Inc
(d)
88,380 2,504
Brown & Brown Inc 12,835 584
Cincinnati Financial Corp 8,609 671
CNA Financial Corp 1,612 54
Equitable Holdings Inc 23,384 478
Erie Indemnity Co 618 130
Everest Re Group Ltd 113,199 24,767
Fidelity National Financial Inc 179,806 5,818
First American Financial Corp 142,874 7,288
Globe Life Inc 6,031 480
Hanover Insurance Group Inc/The 2,177 222
Hartford Financial Services Group Inc/The 20,565 870
Kemper Corp 36,418 2,860
Lincoln National Corp 9,702 362
Loews Corp 13,775 502
Markel Corp
(d)
5,126 5,355
Mercury General Corp 1,569 67
MGIC Investment Corp 318,198 2,631
Old Republic International Corp 918,174 14,756
Primerica Inc 867 104
Prudential Financial Inc 22,771 1,443
Reinsurance Group of America Inc 3,894 332
RenaissanceRe Holdings Ltd 36,649 6,611
Unum Group 11,690 201
Voya Financial Inc 7,223 357
W R Berkley Corp 384,008 23,712
White Mountains Insurance Group Ltd 174 153
Willis Towers Watson PLC 7,401 1,554
$ 203,927
Internet - 1.76%
E*TRADE Financial Corp 391,723 19,888
Expedia Group Inc 6,904 559
F5 Networks Inc
(d)
36,843 5,007
FireEye Inc
(d)
9,752 147
Grubhub Inc
(d)
4,777 345
Lyft Inc
(d)
13,708 401
Pinterest Inc
(d)
3,925 135
TD Ameritrade Holding Corp 14,931 536
TripAdvisor Inc 5,776 117
Twitter Inc
(d)
44,258 1,611
VeriSign Inc
(d)
45,199 9,567
Wayfair Inc
(d)
331 88
Zillow Group Inc - A Shares
(d)
2,944 201
Zillow Group Inc - C Shares
(d)
6,935 474
$ 39,076
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 2.18%
Nucor Corp 17,335 $ 727
Reliance Steel & Aluminum Co 266,237 26,161
Steel Dynamics Inc 783,654 21,480
$ 48,368
Leisure Products & Services - 0.10%
Brunswick Corp/DE 4,534 304
Carnival Corp
(e)
27,068 376
Harley-Davidson Inc 8,795 229
Norwegian Cruise Line Holdings Ltd
(d),(e)
14,718 201
Peloton Interactive Inc
(d)
4,255 290
Planet Fitness Inc
(d)
1,988 104
Polaris Inc 2,994 310
Royal Caribbean Cruises Ltd 9,838 479
Virgin Galactic Holdings Inc
(d),(e)
514 11
$ 2,304
Lodging - 1.50%
Choice Hotels International Inc 1,997 168
Extended Stay America Inc 10,170 116
Hilton Worldwide Holdings Inc 78,708 5,907
Hyatt Hotels Corp 2,008 96
Las Vegas Sands Corp 249,000 10,866
Marriott International Inc/MD 178,500 14,963
MGM Resorts International 27,070 436
Wyndham Destinations Inc 4,829 128
Wyndham Hotels & Resorts Inc 5,270 233
Wynn Resorts Ltd 4,236 307
$ 33,220
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 1,960 107
Oshkosh Corp 3,893 306
$ 413
Machinery - Diversified - 2.82%
AGCO Corp 428,951 28,152
Crane Co 2,797 158
Curtiss-Wright Corp 78,076 6,958
Dover Corp 8,265 851
Flowserve Corp 7,480 208
Gates Industrial Corp PLC
(d)
2,725 29
Graco Inc 4,746 253
GrafTech International Ltd 4,149 25
IDEX Corp 4,331 714
Ingersoll Rand Inc
(d)
19,931 630
Middleby Corp/The
(d)
3,164 263
Nordson Corp 602 117
Otis Worldwide Corp 151,940 9,532
Rockwell Automation Inc 3,426 747
Westinghouse Air Brake Technologies Corp 10,409 647
Xylem Inc/NY 179,286 13,085
$ 62,369
Media - 0.94%
Discovery Inc - A Shares
(d)
8,973 189
Discovery Inc - C Shares
(d)
18,726 355
DISH Network Corp
(d)
14,131 454
Fox Corp - A Shares 19,506 503
Fox Corp - B Shares 9,199 237
John Wiley & Sons Inc 2,479 84
Liberty Broadband Corp - A Shares
(d)
1,422 192
Liberty Broadband Corp - C Shares
(d)
6,036 828
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,529 51
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
11,396 404
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
4,217 147
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,817 308
Madison Square Garden Entertainment Corp
(d)
1,069 76
New York Times Co/The 9,360 432
News Corp - A Shares 22,313 284

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - B Shares 6,971 $ 89
Nexstar Media Group Inc 834 73
Sirius XM Holdings Inc 567,502 3,336
ViacomCBS Inc - Class A 659 18
ViacomCBS Inc - Class B 489,212 12,754
$ 20,814
Metal Fabrication & Hardware - 0.01%
Timken Co/The 3,641 166
Valmont Industries Inc 1,204 146
$ 312
Mining - 0.51%
Freeport-McMoRan Inc 83,430 1,078
Newmont Corp 67,173 4,648
Royal Gold Inc 39,255 5,493
$ 11,219
Miscellaneous Manufacturers - 3.86%
A O Smith Corp 200,694 9,661
AptarGroup Inc 175,692 20,239
Carlisle Cos Inc 3,105 370
Donaldson Co Inc 6,546 316
ITT Inc 59,309 3,424
Parker-Hannifin Corp 134,667 24,095
Textron Inc 737,995 25,786
Trane Technologies PLC 13,744 1,538
Trinity Industries Inc 5,218 102
$ 85,531
Office & Business Equipment - 0.37%
Xerox Holdings Corp 10,399 173
Zebra Technologies Corp
(d)
28,657 8,046
$ 8,219
Oil & Gas - 2.67%
Apache Corp 21,713 333
Cabot Oil & Gas Corp 22,545 422
Cimarex Energy Co 425,572 10,409
Concho Resources Inc 11,222 590
Continental Resources Inc/OK
(e)
4,298 74
Devon Energy Corp 962,653 10,098
Diamondback Energy Inc 9,060 361
EQT Corp 14,658 213
Helmerich & Payne Inc 6,006 107
Hess Corp 15,795 777
HollyFrontier Corp 8,584 236
Marathon Oil Corp 45,267 249
Marathon Petroleum Corp 37,241 1,423
Murphy Oil Corp 8,359 110
Noble Energy Inc 27,373 273
Occidental Petroleum Corp 46,730 736
Occidental Petroleum Corp - Warrants
(d)
6,205 35
Parsley Energy Inc 937,302 10,292
Pioneer Natural Resources Co 62,000 6,009
Valero Energy Corp 287,700 16,177
WPX Energy Inc
(d)
23,081 138
$ 59,062
Oil & Gas Services - 0.07%
Baker Hughes Co 37,759 585
Halliburton Co 50,387 722
National Oilwell Varco Inc 22,310 257
$ 1,564
Packaging & Containers - 1.12%
Amcor PLC 78,458 808
Ardagh Group SA 1,129 15
Ball Corp 1,171 86
Berry Global Group Inc
(d)
5,040 252
Crown Holdings Inc
(d)
6,686 479
Graphic Packaging Holding Co 12,498 174
Packaging Corp of America 205,882 19,790
Sealed Air Corp 8,936 319
Silgan Holdings Inc 4,521 173
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sonoco Products Co 44,669 $ 2,311
Westrock Co 14,754 396
$ 24,803
Pharmaceuticals - 1.66%
Agios Pharmaceuticals Inc
(d)
3,192 145
Alkermes PLC
(d)
9,074 163
AmerisourceBergen Corp 148,156 14,843
Cardinal Health Inc 61,985 3,386
Elanco Animal Health Inc
(d)
22,989 543
Herbalife Nutrition Ltd
(d),(e)
174,052 8,919
Horizon Therapeutics Plc
(d)
832 51
Jazz Pharmaceuticals PLC
(d)
3,108 336
McKesson Corp 2,371 356
Mylan NV
(d)
29,656 478
Perrigo Co PLC 7,855 417
PRA Health Sciences Inc
(d)
539 57
Premier Inc 199,882 6,990
Reata Pharmaceuticals Inc
(d)
151 22
$ 36,706
Pipelines - 0.12%
Antero Midstream Corp 16,445 93
Equitrans Midstream Corp 21,297 206
ONEOK Inc 25,233 704
Targa Resources Corp 13,246 242
Williams Cos Inc/The 69,971 1,339
$ 2,584
Private Equity - 0.07%
Apollo Global Management Inc 4,942 243
Carlyle Group Inc/The 6,064 172
KKR & Co Inc 30,651 1,084
$ 1,499
Real Estate - 0.16%
CBRE Group Inc
(d)
72,520 3,177
Howard Hughes Corp/The
(d)
2,242 119
Jones Lang LaSalle Inc 2,961 293
$ 3,589
REITs - 8.25%
AGNC Investment Corp 32,658 444
Alexandria Real Estate Equities Inc 7,202 1,279
American Campus Communities Inc 7,871 280
American Homes 4 Rent 553,924 16,064
Americold Realty Trust 10,373 419
Annaly Capital Management Inc 82,303 610
Apartment Investment and Management Co 8,513 330
Apple Hospitality REIT Inc 12,045 106
AvalonBay Communities Inc 28,721 4,398
Boston Properties Inc 32,607 2,905
Brandywine Realty Trust 9,685 105
Brixmor Property Group Inc 17,033 196
Brookfield Property REIT Inc 340 4
Camden Property Trust 5,424 493
CoreSite Realty Corp 753 97
Corporate Office Properties Trust 6,453 171
Cousins Properties Inc 8,510 261
CubeSmart 11,108 330
CyrusOne Inc 6,609 551
Douglas Emmett Inc 9,565 279
Duke Realty Corp 21,189 852
Empire State Realty Trust Inc 8,384 55
EPR Properties 4,481 128
Equity Commonwealth 177,888 5,616
Equity LifeStyle Properties Inc 5,897 403
Equity Residential 21,148 1,134
Essex Property Trust Inc 13,689 3,022
Extra Space Storage Inc 2,145 222
Federal Realty Investment Trust 4,326 330
First Industrial Realty Trust Inc 7,256 319
Gaming and Leisure Properties Inc 11,937 432
Healthcare Trust of America Inc 830,321 22,925

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthpeak Properties Inc 31,023 $ 847
Highwoods Properties Inc 728,843 27,944
Host Hotels & Resorts Inc 40,207 433
Hudson Pacific Properties Inc 8,634 203
Invitation Homes Inc 31,308 934
Iron Mountain Inc 6,808 192
JBG SMITH Properties 7,001 203
Kilroy Realty Corp 6,605 385
Kimco Realty Corp 23,752 265
Lamar Advertising Co 366,539 24,093
Life Storage Inc 96,973 9,516
Medical Properties Trust Inc 29,906 602
Mid-America Apartment Communities Inc 6,552 781
National Retail Properties Inc 497,847 17,649
New Residential Investment Corp 23,797 189
Omega Healthcare Investors Inc 12,938 419
Outfront Media Inc 8,264 119
Paramount Group Inc 343,315 2,447
Park Hotels & Resorts Inc 13,762 114
Public Storage 87,100 17,410
Rayonier Inc 7,841 218
Realty Income Corp 19,787 1,188
Regency Centers Corp 9,688 397
Rexford Industrial Realty Inc 6,671 313
Simon Property Group Inc 3,726 232
SL Green Realty Corp 4,444 207
Spirit Realty Capital Inc 5,913 204
Starwood Property Trust Inc 15,712 235
STORE Capital Corp 12,924 306
Sun Communities Inc 5,558 833
Taubman Centers Inc 3,447 133
UDR Inc 16,846 610
Ventas Inc 21,473 824
VEREIT Inc 62,066 404
VICI Properties Inc 27,001 586
Vornado Realty Trust 10,089 348
Weingarten Realty Investors 175,332 2,991
Welltower Inc 24,060 1,289
Weyerhaeuser Co 42,979 1,195
WP Carey Inc 9,838 702
$ 182,720
Retail - 3.69%
Advance Auto Parts Inc 3,830 575
AutoNation Inc
(d)
3,381 174
AutoZone Inc
(d)
2,658 3,210
Best Buy Co Inc 41,348 4,118
Burlington Stores Inc
(d)
394 74
CarMax Inc
(d)
8,653 839
Casey's General Stores Inc 2,114 336
Darden Restaurants Inc 357,979 27,171
Dick's Sporting Goods Inc 3,545 162
Dollar Tree Inc
(d)
7,049 658
Dunkin' Brands Group Inc 91,847 6,313
Foot Locker Inc 5,948 175
Gap Inc/The 10,495 140
Genuine Parts Co 8,082 729
Kohl's Corp 8,905 169
L Brands Inc 13,188 322
MSC Industrial Direct Co Inc 40,192 2,652
Nordstrom Inc
(e)
6,272 86
Nu Skin Enterprises Inc 2,948 132
Ollie's Bargain Outlet Holdings Inc
(d)
373 39
Penske Automotive Group Inc 1,829 82
Qurate Retail Inc
(d)
21,889 239
Tiffany & Co 6,965 873
Ulta Beauty Inc
(d)
230 44
Williams-Sonoma Inc 3,695 322
Yum China Holdings Inc 139,936 7,170
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 274,000 $ 24,948
$ 81,752
Savings & Loans - 0.03%
New York Community Bancorp Inc 25,861 272
People's United Financial Inc 24,319 263
Sterling Bancorp/DE 11,109 125
TFS Financial Corp 2,985 43
$ 703
Semiconductors - 2.15%
Analog Devices Inc 20,928 2,403
Cirrus Logic Inc
(d)
3,356 230
Cree Inc
(d)
6,221 429
Entegris Inc 523 38
IPG Photonics Corp
(d)
1,904 341
KLA Corp 28,500 5,695
Marvell Technology Group Ltd 37,930 1,383
Maxim Integrated Products Inc 10,204 695
Microchip Technology Inc 31,715 3,226
MKS Instruments Inc 775 99
ON Semiconductor Corp
(d)
23,334 481
Qorvo Inc
(d)
90,825 11,639
Skyworks Solutions Inc 119,595 17,411
Teradyne Inc 38,595 3,433
$ 47,503
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 2,057 357
Software - 1.64%
Akamai Technologies Inc
(d)
1,617 182
Aspen Technology Inc
(d)
280 27
CDK Global Inc 6,112 278
Ceridian HCM Holding Inc
(d)
1,809 142
Change Healthcare Inc
(d)
3,925 46
Citrix Systems Inc 70,459 10,058
Guidewire Software Inc
(d)
3,868 455
Jack Henry & Associates Inc 949 169
Manhattan Associates Inc
(d)
417 40
Nuance Communications Inc
(d)
848,167 23,197
Paychex Inc 3,874 279
Pegasystems Inc 242 28
RealPage Inc
(d)
675 43
SolarWinds Corp
(d)
2,845 52
SS&C Technologies Holdings Inc 10,220 588
Synopsys Inc
(d)
617 123
Take-Two Interactive Software Inc
(d)
484 79
Teradata Corp
(d)
1,570 33
Twilio Inc
(d)
1,239 344
Zynga Inc
(d)
9,025 89
$ 36,252
Telecommunications - 1.41%
Arista Networks Inc
(d)
599 156
CenturyLink Inc 62,930 607
Ciena Corp
(d)
132,535 7,887
CommScope Holding Co Inc
(d)
10,410 97
Corning Inc 43,141 1,337
EchoStar Corp
(d)
2,762 75
GCI Liberty Inc
(d)
5,671 445
Juniper Networks Inc 18,906 480
LogMeIn Inc 2,557 219
Motorola Solutions Inc 139,746 19,536
Telephone and Data Systems Inc 5,782 112
Ubiquiti Inc 96 18
United States Cellular Corp
(d)
879 26
ViaSat Inc
(d)
3,310 126
$ 31,121
Textiles - 0.32%
Mohawk Industries Inc
(d)
89,240 7,126

Schedule of Investments
MidCap Value Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.03%
Hasbro Inc 7,313 $ 532
Mattel Inc
(d)
8,022 89
$ 621
Transportation - 3.01%
CH Robinson Worldwide Inc 6,425 602
Expeditors International of Washington Inc 94,691 8,002
JB Hunt Transport Services Inc 167,519 21,677
Kansas City Southern 5,453 937
Kirby Corp
(d)
3,425 158
Knight-Swift Transportation Holdings Inc 106,257 4,622
Landstar System Inc 246,437 30,011
Old Dominion Freight Line Inc 774 142
Ryder System Inc 3,012 110
Schneider National Inc 3,387 85
XPO Logistics Inc
(d)
4,959 372
$ 66,718
Water - 0.10%
American Water Works Co Inc 10,426 1,536
Essential Utilities Inc 12,861 583
$ 2,119
TOTAL COMMON STOCKS $ 2,183,708
Total Investments $ 2,221,483
Other Assets and Liabilities -  (0.34)% (7,539)
TOTAL NET ASSETS - 100.00% $ 2,213,944
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,653 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.30%
Industrial 19.90%
Consumer, Non-cyclical 18.60%
Consumer, Cyclical 10.12%
Technology 8.49%
Basic Materials 5.69%
Communications 5.12%
Utilities 4.54%
Energy 2.87%
Money Market Funds 1.57%
Investment Companies 0.14%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 87,362 $ 556,561 $ 610,822 $ 33,101
Principal Shareholder Yield Index ETF 170 — 137 —
Principal Sustainable Momentum Index ETF 144 — 135 —
Principal U.S. Small-Cap Multi-Factor Index ETF 13 — 10 —
$ 87,689 $ 556,561 $ 611,104 $ 33,101
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 324 $ — $ — $ —
Principal Shareholder Yield Index ETF 2 (28) — (5)
Principal Sustainable Momentum Index ETF 1 — — (9)
Principal U.S. Small-Cap Multi-Factor Index ETF — (3) — —
$ 327 $ (31) $ — $ (14)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2020 Long 28 $ 5,209 $ 232
Total $ 232
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.21% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
iShares MSCI EAFE Value ETF 96,000 $ 3,830
Money Market Funds - 3.07%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
2,588,760 2,589
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
78,819,540 78,819
$ 81,408
TOTAL INVESTMENT COMPANIES $ 85,238
COMMON STOCKS - 95.30% Shares Held Value (000's)
Advertising - 0.05%
Dentsu Group Inc 11,600 $ 259
JCDecaux SA
(d)
4,585 77
Publicis Groupe SA 11,655 373
WPP PLC 66,642 494
$ 1,203
Aerospace & Defense - 2.44%
Airbus SE
(d)
411,109 30,092
BAE Systems PLC 172,659 1,106
Elbit Systems Ltd 1,426 201
Kawasaki Heavy Industries Ltd 7,600 104
Leonardo SpA 21,795 140
MTU Aero Engines AG 2,858 495
Rolls-Royce Holdings PLC
(d)
6,982,599 20,947
Safran SA
(d)
106,089 11,283
Thales SA 5,739 415
$ 64,783
Agriculture - 2.22%
British American Tobacco PLC 1,000,543 33,067
Imperial Brands PLC 50,970 849
Japan Tobacco Inc 1,469,600 25,119
$ 59,035
Airlines - 1.24%
ANA Holdings Inc
(e)
6,200 128
Deutsche Lufthansa AG
(d),(e)
16,116 141
International Consolidated Airlines Group SA 2,294,752 4,946
Japan Airlines Co Ltd 6,100 99
Ryanair Holdings PLC ADR
(d)
366,272 27,471
Singapore Airlines Ltd 72,500 181
$ 32,966
Apparel - 0.22%
Gildan Activewear Inc 325,300 5,773
Automobile Manufacturers - 2.75%
Bayerische Motoren Werke AG 17,832 1,140
Daimler AG 548,513 23,983
Fiat Chrysler Automobiles NV
(d)
59,094 601
Hino Motors Ltd 15,500 90
Honda Motor Co Ltd 1,094,700 26,689
Isuzu Motors Ltd 29,700 242
Mazda Motor Corp 30,700 177
Mitsubishi Motors Corp 36,200 71
Nissan Motor Co Ltd 124,900 427
Peugeot SA
(d)
31,675 509
Renault SA
(d)
70,134 1,667
Subaru Corp 33,200 627
Suzuki Motor Corp 19,800 650
Toyota Motor Corp 114,310 6,786
Volkswagen AG 1,748 272
Volvo AB - B Shares
(d)
534,558 9,238
$ 73,169
Automobile Parts & Equipment - 1.10%
Aisin Seiki Co Ltd 8,600 248
Bridgestone Corp 28,800 848
Cie Generale des Etablissements Michelin SCA 9,139 946
Continental AG 5,924 572
Denso Corp 23,200 858
Faurecia SE
(d)
4,091 158
JTEKT Corp 11,200 75
Koito Manufacturing Co Ltd 5,700 223
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
NGK Insulators Ltd 14,000 $ 174
NGK Spark Plug Co Ltd 8,500 114
Pirelli & C SpA
(d),(f)
21,542 85
Rheinmetall AG 187,290 17,708
Stanley Electric Co Ltd 7,000 168
Sumitomo Electric Industries Ltd 40,700 455
Sumitomo Rubber Industries Ltd 9,200 77
Toyoda Gosei Co Ltd 2,300 45
Toyota Industries Corp 8,000 406
Valeo SA 232,682 5,972
Yokohama Rubber Co Ltd/The 6,400 82
$ 29,214
Banks - 11.35%
ABN AMRO Bank NV
(f)
22,781 189
Aozora Bank Ltd 6,400 102
Australia & New Zealand Banking Group Ltd 152,744 1,940
Banco Bilbao Vizcaya Argentaria SA 5,054,322 15,738
Banco Santander SA 894,974 1,919
Bank Hapoalim BM 30,559 184
Bank Leumi Le-Israel BM 78,973 400
Bank Mandiri Persero Tbk PT 5,376,300 2,137
Bank of East Asia Ltd/The 70,200 160
Bank of Kyoto Ltd/The 3,000 110
Bankinter SA 36,305 189
Banque Cantonale Vaudoise 810 85
Barclays PLC 20,277,515 26,290
BNP Paribas SA
(d)
738,483 29,793
BOC Hong Kong Holdings Ltd 5,827,300 16,247
CaixaBank SA 5,773,165 12,419
Chiba Bank Ltd/The 28,600 131
Commerzbank AG
(d)
53,955 277
Commonwealth Bank of Australia 95,336 4,850
Concordia Financial Group Ltd 57,000 169
Credit Agricole SA
(d)
62,142 598
Credit Suisse Group AG 85,002 907
Danske Bank A/S
(d)
37,146 602
DBS Group Holdings Ltd 96,500 1,394
Deutsche Bank AG
(d)
37,008 333
DNB ASA
(d)
51,063 784
Erste Group Bank AG
(d)
15,045 337
Fukuoka Financial Group Inc 9,300 135
Grupo Financiero Banorte SAB de CV
(d)
7,209,406 25,822
Hang Seng Bank Ltd 41,100 647
HSBC Holdings PLC 1,093,999 4,926
ING Groep NV 4,315,172 30,089
Intesa Sanpaolo SpA
(d)
801,545 1,634
Israel Discount Bank Ltd 40,748 125
Japan Post Bank Co Ltd 21,900 163
KBC Group NV 13,455 767
Lloyds Banking Group PLC 3,785,246 1,290
Macquarie Group Ltd 18,131 1,593
Mediobanca Banca di Credito Finanziario SpA 33,449 270
Mitsubishi UFJ Financial Group Inc 658,400 2,467
Mizrahi Tefahot Bank Ltd 7,594 159
Mizuho Financial Group Inc 1,299,100 1,584
National Australia Bank Ltd 172,131 2,149
Natixis SA
(d)
50,944 125
Natwest Group PLC 260,530 359
Nordea Bank Abp
(d)
174,488 1,348
Oversea-Chinese Banking Corp Ltd 178,100 1,116
Raiffeisen Bank International AG 7,973 137
Resona Holdings Inc 112,700 369
Seven Bank Ltd 31,600 78
Shinsei Bank Ltd 8,400 95
Shizuoka Bank Ltd/The 22,600 147
Skandinaviska Enskilda Banken AB
(d)
87,649 848
Societe Generale SA
(d)
43,661 672
Standard Chartered PLC 146,313 732
Sumitomo Mitsui Financial Group Inc 651,400 17,357

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sumitomo Mitsui Trust Holdings Inc 18,207 $ 467
Svenska Handelsbanken AB
(d)
83,788 790
Swedbank AB
(d)
363,569 5,904
UBS Group AG
(d)
197,438 2,326
UniCredit SpA
(d)
5,076,918 46,596
United Overseas Bank Ltd 1,962,600 27,632
Westpac Banking Corp 194,509 2,336
$ 301,538
Beverages - 1.25%
Anheuser-Busch InBev SA/NV 41,035 2,228
Asahi Group Holdings Ltd 20,800 678
Coca-Cola Amatil Ltd 17,741 104
Coca-Cola European Partners PLC 729,450 30,032
Suntory Beverage & Food Ltd 3,800 143
$ 33,185
Biotechnology - 0.01%
BeiGene Ltd ADR
(d)
1,351 282
Building Materials - 1.18%
AGC Inc/Japan 10,400 292
Cie de Saint-Gobain
(d)
27,869 1,031
CRH PLC 42,290 1,540
HeidelbergCement AG 8,016 445
LafargeHolcim Ltd
(d)
577,270 27,311
LIXIL Group Corp 14,400 192
Rinnai Corp 1,000 82
Taiheiyo Cement Corp 6,500 141
TOTO Ltd 4,900 185
$ 31,219
Chemicals - 6.53%
Air Water Inc 9,900 128
Akzo Nobel NV 257,787 24,290
Arkema SA 3,714 386
Asahi Kasei Corp 67,600 486
BASF SE 808,137 44,582
Brenntag AG 632,130 39,011
Clariant AG 10,725 203
Covestro AG
(f)
9,365 364
Daicel Corp 13,500 90
EMS-Chemie Holding AG 155 134
Evonik Industries AG 11,293 305
ICL Group Ltd 37,927 118
Johnson Matthey PLC 354,512 10,352
Kuraray Co Ltd 8,500 83
LANXESS AG 4,476 232
Linde PLC 205,621 50,044
Mitsubishi Chemical Holdings Corp 69,000 371
Mitsubishi Gas Chemical Co Inc 8,500 135
Mitsui Chemicals Inc 9,900 189
Nitto Denko Corp 8,600 488
Showa Denko KK 7,200 149
Solvay SA 3,993 310
Sumitomo Chemical Co Ltd 80,300 232
Toray Industries Inc 74,700 323
Tosoh Corp 14,100 189
Yara International ASA 9,537 402
$ 173,596
Commercial Services - 1.77%
Adecco Group AG 8,359 395
Amadeus IT Group SA 234,182 11,694
Atlantia SpA
(d)
245,736 3,937
Dai Nippon Printing Co Ltd 13,100 285
ISS A/S
(d)
1,167,663 18,020
Randstad NV 6,419 309
RELX PLC 547,805 11,533
Secom Co Ltd 4,000 346
Securitas AB
(d)
16,863 251
Toppan Printing Co Ltd 14,100 211
$ 46,981
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 0.10%
Atos SE
(d)
2,648 $ 227
Capgemini SE 8,662 1,123
Fujitsu Ltd 10,600 1,419
$ 2,769
Consumer Products - 0.07%
Henkel AG & Co KGaA 5,596 486
Reckitt Benckiser Group PLC 13,378 1,342
$ 1,828
Cosmetics & Personal Care - 0.00%
Pola Orbis Holdings Inc 3,100 51
Distribution & Wholesale - 1.79%
Bunzl PLC 711,715 20,388
Ferguson PLC 12,141 1,070
ITOCHU Corp 36,300 796
Jardine Cycle & Carriage Ltd 5,300 78
Marubeni Corp 89,000 410
Mitsubishi Corp 47,400 955
Mitsui & Co Ltd 89,200 1,334
Sumitomo Corp 64,000 711
Toyota Tsusho Corp 11,400 289
Travis Perkins PLC 1,491,276 21,569
$ 47,600
Diversified Financial Services - 1.87%
AerCap Holdings NV
(d)
7,091 191
Amundi SA
(d),(f)
3,267 249
Daiwa Securities Group Inc 77,700 345
Japan Exchange Group Inc 9,500 226
Julius Baer Group Ltd 616,138 27,048
Mebuki Financial Group Inc 50,900 113
Mitsubishi UFJ Lease & Finance Co Ltd 21,800 93
Nomura Holdings Inc 169,400 797
ORIX Corp 1,807,400 19,547
SBI Holdings Inc/Japan 12,700 267
Schroders PLC 6,694 259
Standard Life Aberdeen PLC 125,403 408
Tokyo Century Corp 2,400 135
$ 49,678
Electric - 3.62%
AGL Energy Ltd 34,414 408
AusNet Services 100,355 128
Chubu Electric Power Co Inc 34,700 413
Chugoku Electric Power Co Inc/The 15,500 189
CLP Holdings Ltd 88,500 837
E.ON SE 120,911 1,419
EDP - Energias de Portugal SA 137,018 689
EDP - Energias de Portugal SA - Rights
(d)
147,575 15
Electric Power Development Co Ltd 7,400 101
Electricite de France SA 33,430 339
Endesa SA 17,107 488
Enel SpA 3,428,562 31,408
Engie SA
(d)
1,760,799 23,456
Fortum Oyj 934,086 18,959
HK Electric Investments & HK Electric
Investments Ltd
143,000 148
Iberdrola SA 319,913 4,135
Kansai Electric Power Co Inc/The 38,000 361
Kyushu Electric Power Co Inc 20,300 170
Mercury NZ Ltd 36,681 114
Meridian Energy Ltd 69,016 224
Origin Energy Ltd 94,851 363
Orsted A/S
(f)
3,564 510
Power Assets Holdings Ltd 74,500 415
Red Electrica Corp SA 23,312 454
RWE AG 218,751 8,246
SSE PLC 55,466 941
Terna Rete Elettrica Nazionale SpA 75,773 565
Tohoku Electric Power Co Inc 23,100 218
Tokyo Electric Power Co Holdings Inc
(d)
77,900 208

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Uniper SE 10,841 $ 374
$ 96,295
Electrical Components & Equipment - 0.15%
Brother Industries Ltd 12,000 187
Casio Computer Co Ltd 5,100 82
Prysmian SpA 12,999 332
Schneider Electric SE 29,774 3,414
$ 4,015
Electronics - 2.38%
ABB Ltd 1,668,647 41,906
Hirose Electric Co Ltd 1,700 178
Kyocera Corp 17,300 964
Murata Manufacturing Co Ltd 294,800 18,935
Omron Corp 5,000 360
TDK Corp 7,000 779
Yokogawa Electric Corp 12,300 189
$ 63,311
Energy - Alternate Sources - 0.01%
Siemens Gamesa Renewable Energy SA 8,345 197
Engineering & Construction - 2.18%
ACS Actividades de Construccion y Servicios SA 14,620 339
Aena SME SA
(d),(f)
85,270 11,118
Aeroports de Paris 1,599 151
Auckland International Airport Ltd 65,444 279
Balfour Beatty PLC 3,157,414 9,910
Beijing Capital International Airport Co Ltd 8,660,000 5,705
Bouygues SA 12,275 434
CK Infrastructure Holdings Ltd 36,000 188
Eiffage SA
(d)
4,487 392
Fraport AG Frankfurt Airport Services Worldwide
(d)
2,240 88
HOCHTIEF AG 467 38
JGC Holdings Corp 11,900 120
Kajima Corp 24,200 266
Keppel Corp Ltd
(e)
27,300 108
Lendlease Corp Ltd 23,154 188
NWS Holdings Ltd 85,000 66
Obayashi Corp 35,100 313
Shimizu Corp 29,700 213
Taisei Corp 10,200 350
Vinci SA 321,867 27,701
$ 57,967
Entertainment - 0.04%
Flutter Entertainment PLC 5,401 818
Tabcorp Holdings Ltd 109,073 276
$ 1,094
Environmental Control - 0.01%
Kurita Water Industries Ltd 5,300 142
Food - 3.30%
Associated British Foods PLC 872,510 19,984
Carrefour SA 960,706 15,268
Casino Guichard Perrachon SA
(d),(e)
2,336 65
Colruyt SA 1,490 87
Dairy Farm International Holdings Ltd 11,838 51
Danone SA 270,388 18,098
ICA Gruppen AB 2,707 133
J Sainsbury PLC 95,340 232
Jardine Strategic Holdings Ltd 11,937 241
Koninklijke Ahold Delhaize NV 59,281 1,707
METRO AG 9,695 89
Mowi ASA 8,284 150
NH Foods Ltd 4,400 193
Nisshin Seifun Group Inc 6,900 106
Ocado Group PLC
(d)
12,445 333
Orkla ASA 14,156 139
Seven & i Holdings Co Ltd 933,400 28,207
Tesco PLC 527,431 1,489
Toyo Suisan Kaisha Ltd 2,500 152
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
WH Group Ltd
(f)
515,000 $ 458
Wm Morrison Supermarkets PLC 129,520 314
Yamazaki Baking Co Ltd 3,200 54
$ 87,550
Food Service - 1.09%
Compass Group PLC 2,080,456 28,625
Sodexo SA 4,766 329
$ 28,954
Forest Products & Paper - 0.08%
Mondi PLC 26,148 463
Oji Holdings Corp 46,500 195
Smurfit Kappa Group PLC 12,173 411
Stora Enso Oyj 31,330 393
UPM-Kymmene Oyj 28,744 768
$ 2,230
Gas - 0.88%
Enagas SA 13,404 338
National Grid PLC 188,940 2,217
Naturgy Energy Group SA 15,901 296
Osaka Gas Co Ltd 20,300 376
Snam SpA 3,705,488 19,726
Toho Gas Co Ltd 2,700 118
Tokyo Gas Co Ltd 20,200 429
$ 23,500
Hand & Machine Tools - 0.02%
Amada Co Ltd 17,900 120
Disco Corp 500 121
Fuji Electric Co Ltd 6,900 188
Makita Corp 5,900 227
$ 656
Healthcare - Products - 1.27%
Alcon Inc
(d)
9,268 560
EssilorLuxottica SA
(d)
5,359 714
Koninklijke Philips NV
(d)
626,459 32,370
$ 33,644
Healthcare - Services - 0.07%
Fresenius Medical Care AG & Co KGaA 5,739 506
Fresenius SE & Co KGaA 22,513 1,123
Ryman Healthcare Ltd 21,542 191
$ 1,820
Holding Companies - Diversified - 0.06%
CK Hutchison Holdings Ltd 145,500 950
Jardine Matheson Holdings Ltd 11,839 484
Swire Pacific Ltd 27,500 136
$ 1,570
Home Builders - 0.12%
Barratt Developments PLC 54,841 364
Berkeley Group Holdings PLC 6,781 394
Daiwa House Industry Co Ltd 30,600 675
Iida Group Holdings Co Ltd 7,900 122
Persimmon PLC 17,177 536
Sekisui Chemical Co Ltd 19,700 268
Sekisui House Ltd 33,600 614
Taylor Wimpey PLC 196,238 303
$ 3,276
Home Furnishings - 0.04%
Panasonic Corp 119,000 1,031
Insurance - 6.42%
Admiral Group PLC 10,283 321
Aegon NV 96,367 282
Ageas SA/NV 9,617 360
Allianz SE 48,354 10,033
AMP Ltd 185,079 193
Assicurazioni Generali SpA 59,179 889
Aviva PLC 5,028,212 17,292
AXA SA
(e)
1,813,485 36,386
Baloise Holding AG 2,497 381
CNP Assurances
(d)
9,245 112

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Dai-ichi Life Holdings Inc 58,100 $ 685
Direct Line Insurance Group PLC 74,052 287
Hannover Rueck SE 3,246 549
Hiscox Ltd 984,920 10,050
Japan Post Holdings Co Ltd 84,900 580
Japan Post Insurance Co Ltd 12,100 161
Legal & General Group PLC 321,272 889
M&G PLC 140,019 293
Mapfre SA 58,048 105
Medibank Pvt Ltd 96,406 193
MS&AD Insurance Group Holdings Inc 15,500 389
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
7,771 2,060
NN Group NV 15,728 576
Prudential PLC 3,022,332 43,192
QBE Insurance Group Ltd 78,137 547
RSA Insurance Group PLC 55,560 310
Sampo Oyj 698,043 25,230
SCOR SE
(d)
8,539 220
Sompo Holdings Inc 118,100 3,891
Suncorp Group Ltd 67,909 415
Swiss Life Holding AG 1,719 628
Swiss Re AG 5,555 438
T&D Holdings Inc 29,000 239
Zurich Insurance Group AG 33,478 12,380
$ 170,556
Internet - 1.21%
Baidu Inc ADR
(d)
265,101 31,653
Delivery Hero SE
(d),(f)
2,412 277
Trend Micro Inc/Japan 2,600 152
$ 32,082
Investment Companies - 0.05%
BGP Holdings PLC
(d),(g),(h)
738,711 —
Eurazeo SE
(d)
740 39
EXOR NV 3,796 213
Groupe Bruxelles Lambert SA 6,066 526
Industrivarden AB
(d)
8,544 211
L E Lundbergforetagen AB
(d)
4,095 192
Melrose Industries PLC 170,069 188
Wendel SE 937 88
$ 1,457
Iron & Steel - 0.32%
ArcelorMittal SA
(d)
573,300 6,347
BlueScope Steel Ltd 27,226 218
Evraz PLC 13,684 51
Fortescue Metals Group Ltd 91,196 1,135
Hitachi Metals Ltd 11,400 149
JFE Holdings Inc 26,600 174
Nippon Steel Corp 43,500 357
voestalpine AG 6,251 139
$ 8,570
Leisure Products & Services - 0.02%
Shimano Inc 1,400 304
Yamaha Motor Co Ltd 15,100 220
$ 524
Lodging - 1.73%
Accor SA
(d)
475,670 11,974
City Developments Ltd 24,300 146
Crown Resorts Ltd 20,059 128
Melco Resorts & Entertainment Ltd ADR 11,767 194
Sands China Ltd 928,800 3,541
SJM Holdings Ltd 26,069,083 29,415
Whitbread PLC 10,853 308
Wynn Macau Ltd 84,400 148
$ 45,854
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 1.87%
Hitachi Construction Machinery Co Ltd 5,600 $ 162
Hitachi Ltd 787,260 23,582
Komatsu Ltd 289,500 5,688
Mitsubishi Electric Corp 98,300 1,283
Mitsubishi Heavy Industries Ltd 17,200 400
Sandvik AB
(d)
60,798 1,136
Weir Group PLC/The 1,114,695 17,333
$ 49,584
Machinery - Diversified - 3.58%
CNH Industrial NV
(d)
27,556 187
FANUC Corp 225,100 37,979
Husqvarna AB 22,504 215
KION Group AG 367,779 28,108
Kone Oyj 6,406 509
Kubota Corp 19,500 278
Nabtesco Corp 900,700 27,403
Sumitomo Heavy Industries Ltd 5,900 115
THK Co Ltd 2,200 52
Yaskawa Electric Corp 4,400 146
$ 94,992
Media - 0.04%
Bollore SA 47,525 159
Informa PLC 80,896 384
ITV PLC 195,111 144
Pearson PLC 41,346 284
$ 971
Metal Fabrication & Hardware - 0.03%
Maruichi Steel Tube Ltd 3,000 71
NSK Ltd 19,200 129
SKF AB 20,501 380
Tenaris SA 25,430 150
$ 730
Mining - 1.83%
Anglo American PLC 66,143 1,601
Antofagasta PLC 21,237 282
BHP Group Ltd 158,642 4,177
BHP Group PLC 113,740 2,460
Boliden AB 14,729 402
Fresnillo PLC 2,080,572 33,789
Glencore PLC
(d)
538,166 1,232
Mitsubishi Materials Corp 6,000 123
Norsk Hydro ASA
(d)
72,428 205
Rio Tinto PLC 60,407 3,677
South32 Ltd 263,875 387
Sumitomo Metal Mining Co Ltd 12,500 376
$ 48,711
Miscellaneous Manufacturers - 2.99%
Alfa Laval AB
(d)
16,944 401
JSR Corp 11,000 240
Nikon Corp 16,300 114
Siemens AG 615,075 78,383
Smiths Group PLC 21,337 376
$ 79,514
Office & Business Equipment - 0.08%
Canon Inc 53,800 866
FUJIFILM Holdings Corp 19,300 863
Ricoh Co Ltd 36,200 233
Seiko Epson Corp 15,200 161
$ 2,123
Oil & Gas - 4.02%
BP PLC 6,130,154 22,200
DCC PLC 5,299 471
Ecopetrol SA ADR 2,152,533 25,055
ENEOS Holdings Inc 165,310 580
Eni SpA 137,005 1,220
Equinor ASA 53,940 809
Galp Energia SGPS SA 26,994 283
Idemitsu Kosan Co Ltd 10,600 221

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Inpex Corp 55,200 $ 315
Lundin Energy AB 1,041,264 24,288
Oil Search Ltd 106,269 219
OMV AG 7,933 251
Repsol SA 80,123 632
Royal Dutch Shell PLC - A Shares 221,664 3,240
Royal Dutch Shell PLC - B Shares 200,560 2,815
Santos Ltd 47,679 178
TOTAL SE
(e)
614,428 23,253
Woodside Petroleum Ltd 50,746 722
$ 106,752
Pharmaceuticals - 5.54%
Alfresa Holdings Corp 10,100 207
AstraZeneca PLC 106,802 11,799
Bayer AG 279,736 18,584
GlaxoSmithKline PLC 270,161 5,382
Hisamitsu Pharmaceutical Co Inc 1,900 84
Kyowa Kirin Co Ltd 9,500 235
Medipal Holdings Corp 9,900 181
Novartis AG 510,254 42,029
Otsuka Holdings Co Ltd 13,600 564
Roche Holding AG 44,085 15,269
Sanofi 183,804 19,299
Sumitomo Dainippon Pharma Co Ltd 9,700 121
Suzuken Co Ltd/Aichi Japan 1,300 46
Taisho Pharmaceutical Holdings Co Ltd 1,800 102
Takeda Pharmaceutical Co Ltd 901,100 32,680
Teva Pharmaceutical Industries Ltd ADR
(d)
58,858 679
$ 147,261
Pipelines - 1.65%
Enbridge Inc 735,100 23,527
Koninklijke Vopak NV 372,614 20,370
$ 43,897
Private Equity - 0.02%
3i Group PLC 52,405 603
Real Estate - 1.35%
Aeon Mall Co Ltd 5,400 64
Azrieli Group Ltd 2,285 111
CK Asset Holdings Ltd 139,500 775
Daito Trust Construction Co Ltd 3,500 274
Deutsche Wohnen SE 11,962 582
Hang Lung Properties Ltd 108,000 265
Henderson Land Development Co Ltd 79,438 297
Hongkong Land Holdings Ltd 3,880,848 14,783
Kerry Properties Ltd 35,500 84
Mitsubishi Estate Co Ltd 22,200 319
New World Development Co Ltd 82,451 403
Nomura Real Estate Holdings Inc 6,200 103
Sino Land Co Ltd 86,000 104
Sumitomo Realty & Development Co Ltd 16,700 426
Sun Hung Kai Properties Ltd 70,383 856
Swire Properties Ltd 5,976,400 13,812
Swiss Prime Site AG 4,092 373
Tokyu Fudosan Holdings Corp 33,000 126
Vonovia SE 27,743 1,793
Wharf Real Estate Investment Co Ltd 89,000 315
$ 35,865
REITs - 0.24%
British Land Co PLC/The 47,411 226
CapitaLand Commercial Trust 94,400 111
CapitaLand Mall Trust 48,500 67
Covivio 2,586 186
Daiwa House REIT Investment Corp 106 276
Dexus 59,048 358
Gecina SA 2,469 320
GLP J-Reit
(d)
196 327
GPT Group/The 104,905 290
ICADE 1,606 106
Japan Prime Realty Investment Corp 43 113
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Japan Real Estate Investment Corp 71 $ 362
Japan Retail Fund Investment Corp 141 170
Klepierre SA 10,596 183
Land Securities Group PLC 37,936 286
Mirvac Group 211,865 315
Nippon Building Fund Inc 69 386
Nippon Prologis REIT Inc
(d)
73 252
Nomura Real Estate Master Fund Inc 228 283
Orix JREIT Inc 142 183
Scentre Group 282,135 409
Stockland 128,411 290
Suntec Real Estate Investment Trust 105,900 104
Unibail-Rodamco-Westfield 7,452 391
United Urban Investment Corp 160 156
Vicinity Centres 209,113 193
$ 6,343
Retail - 2.73%
B&M European Value Retail SA 5,189,907 31,203
Cie Financiere Richemont SA 432,210 26,832
E-MART Inc 121,349 11,618
Isetan Mitsukoshi Holdings Ltd 18,000 82
Kingfisher PLC 113,643 359
Marui Group Co Ltd 10,100 147
Next PLC 7,162 505
Pandora A/S 1,886 120
Ryohin Keikaku Co Ltd 12,700 153
Shimamura Co Ltd 1,300 90
Swatch Group AG/The - BR 1,559 327
Swatch Group AG/The - REG 2,834 113
USS Co Ltd 7,600 113
Wesfarmers Ltd 21,373 711
Yamada Denki Co Ltd 38,900 169
$ 72,542
Semiconductors - 3.66%
Infineon Technologies AG 1,076,653 27,450
MediaTek Inc 1,383,667 33,039
Rohm Co Ltd 1,700 109
Samsung Electronics Co Ltd 747,428 36,530
$ 97,128
Shipbuilding - 0.01%
Wartsila OYJ Abp 23,901 200
Yangzijiang Shipbuilding Holdings Ltd 139,100 93
$ 293
Software - 1.01%
Micro Focus International PLC 850,749 3,063
SAP SE 149,766 23,641
$ 26,704
Telecommunications - 1.81%
BT Group PLC 478,989 615
Deutsche Telekom AG 179,501 2,997
Elisa Oyj 3,829 227
HKT Trust & HKT Ltd 205,000 302
KDDI Corp 88,800 2,824
Nippon Telegraph & Telephone Corp 69,400 1,611
NTT DOCOMO Inc 62,900 1,732
Orange SA 107,445 1,259
PCCW Ltd 229,000 129
Proximus SADP 8,192 169
SES SA 20,652 146
Singapore Telecommunications Ltd 285,600 518
SK Telecom Co Ltd 25,917 4,800
Softbank Corp 103,300 1,383
SoftBank Group Corp 42,200 2,662
Spark New Zealand Ltd 98,936 324
Swisscom AG 1,395 742
Telecom Italia SpA/Milano 450,323 183
Telecom Italia SpA/Milano - RSP 324,629 130
Telefonaktiebolaget LM Ericsson 55,015 640
Telefonica Deutschland Holding AG 28,039 76

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telefonica SA 262,146 $ 1,098
Telenor ASA 38,843 600
Telia Co AB 136,024 530
Telstra Corp Ltd 224,182 537
TPG Telecom Ltd
(d)
12,991 75
Vodafone Group PLC 14,465,245 21,739
$ 48,048
Textiles - 0.01%
Teijin Ltd 9,600 139
Transportation - 1.20%
AP Moller - Maersk A/S - A 62 74
Central Japan Railway Co 7,800 946
Deutsche Post AG 668,625 27,139
East Japan Railway Co 16,400 945
Hankyu Hanshin Holdings Inc 12,300 352
Kamigumi Co Ltd 5,300 97
Kuehne + Nagel International AG 1,453 250
Kyushu Railway Co 8,100 160
MTR Corp Ltd 83,000 413
Nagoya Railroad Co Ltd 3,400 86
Nippon Express Co Ltd 4,100 195
Nippon Yusen KK 8,300 108
Odakyu Electric Railway Co Ltd 5,500 115
Poste Italiane SpA
(f)
28,137 259
West Japan Railway Co 8,800 380
Yamato Holdings Co Ltd 10,800 279
$ 31,798
Water - 0.62%
Severn Trent PLC 12,814 408
Suez SA 18,613 245
United Utilities Group PLC 36,722 431
Veolia Environnement SA 667,627 15,294
$ 16,378
TOTAL COMMON STOCKS $ 2,531,541
PREFERRED STOCKS - 2.03% Shares Held Value (000's)
Automobile Manufacturers - 1.99%
Bayerische Motoren Werke AG 2.52% 3,064 $ 156
Porsche Automobil Holding SE 2.21% 8,246 467
Volkswagen AG 4.86% 357,562 52,339
$ 52,962
Chemicals - 0.00%
FUCHS PETROLUB SE 0.97% 2,433 106
Consumer Products - 0.04%
Henkel AG & Co KGaA 1.85% 9,594 943
TOTAL PREFERRED STOCKS $ 54,011
Total Investments $ 2,670,790
Other Assets and Liabilities -  (0.54)% (14,428)
TOTAL NET ASSETS - 100.00% $ 2,656,362
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,409 or 0.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,509 or 0.51% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 18.61%
Germany 15.72%
Japan 12.86%
France 10.76%
Switzerland 7.59%
Netherlands 4.39%
Italy 4.04%
United States 3.21%
Hong Kong 3.14%
Spain 2.30%
Mexico 2.25%
Korea, Republic Of 2.00%
Finland 1.80%
Sweden 1.71%
China 1.42%
Taiwan 1.24%
Singapore 1.17%
Ireland 1.16%
Canada 1.10%
Australia 1.07%
Colombia 0.94%
Denmark 0.72%
Bermuda 0.38%
Luxembourg 0.26%
Belgium 0.16%
Macao 0.14%
Norway 0.12%
Indonesia 0.08%
Israel 0.08%
New Zealand 0.04%
Portugal 0.04%
Austria 0.03%
Chile 0.01%
Russian Federation 0.00%
Other Assets and Liabilities
(0.54)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 42,278 $ 1,445,239 $ 1,408,698 $ 78,819
Principal International Multi-Factor Core Index ETF 485 — 449 —
$ 42,763 $ 1,445,239 $ 1,409,147 $ 78,819
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 305 $ — $ — $ —
Principal International Multi-Factor Core Index ETF 5 (14) — (22)
$ 310 $ (14) $ — $ (22)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2020 Long 259 $ 23,486 $ (801)
Total $ (801)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.36% Shares Held Value (000's)
Money Market Funds - 1.36%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
24,760,888 $ 24,761
TOTAL INVESTMENT COMPANIES $ 24,761
COMMON STOCKS - 98.88% Shares Held Value (000's)
Aerospace & Defense - 0.94%
Northrop Grumman Corp 34,565 $ 11,234
Teledyne Technologies Inc
(b)
19,519 5,986
$ 17,220
Apparel - 1.92%
Deckers Outdoor Corp
(b)
114,231 23,903
NIKE Inc 114,942 11,219
$ 35,122
Automobile Manufacturers - 0.95%
PACCAR Inc 204,870 17,430
Banks - 3.12%
JPMorgan Chase & Co 389,695 37,660
PNC Financial Services Group Inc /The 180,959 19,303
$ 56,963
Beverages - 2.49%
Keurig Dr Pepper Inc 324,139 9,915
PepsiCo Inc 258,795 35,626
$ 45,541
Chemicals - 1.14%
FMC Corp 196,955 20,887
Commercial Services - 0.74%
PayPal Holdings Inc
(b)
69,127 13,554
Computers - 5.54%
Apple Inc 238,055 101,183
Consumer Products - 1.55%
Church & Dwight Co Inc 293,727 28,295
Diversified Financial Services - 4.93%
Ameriprise Financial Inc 94,704 14,549
BlackRock Inc 24,126 13,873
Charles Schwab Corp/The 270,013 8,951
Discover Financial Services 195,399 9,659
Nasdaq Inc 93,743 12,309
Visa Inc 161,362 30,723
$ 90,064
Electric - 3.58%
NextEra Energy Inc 127,254 35,720
Xcel Energy Inc 429,481 29,652
$ 65,372
Electronics - 1.93%
Honeywell International Inc 130,147 19,440
Roper Technologies Inc 36,383 15,734
$ 35,174
Environmental Control - 1.06%
Republic Services Inc 200,261 17,473
Waste Connections Inc 18,146 1,857
$ 19,330
Food - 1.06%
McCormick & Co Inc /MD 90,285 17,596
Tyson Foods Inc 28,003 1,721
$ 19,317
Hand & Machine Tools - 0.50%
Snap-on Inc 62,431 9,107
Healthcare - Products - 5.05%
Abbott Laboratories 177,716 17,886
Edwards Lifesciences Corp
(b)
159,102 12,475
Medtronic PLC 170,181 16,419
Thermo Fisher Scientific Inc 81,360 33,679
Varian Medical Systems Inc
(b)
82,176 11,728
$ 92,187
Healthcare - Services - 1.97%
UnitedHealth Group Inc 76,432 23,142
Universal Health Services Inc 117,700 12,935
$ 36,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3.31%
Chubb Ltd 85,666 $ 10,900
Fidelity National Financial Inc 396,708 12,838
Marsh & McLennan Cos Inc 202,379 23,597
Progressive Corp/The 145,295 13,126
$ 60,461
Internet - 10.11%
Alphabet Inc - A Shares
(b)
36,542 54,373
Amazon.com Inc
(b)
27,927 88,380
Facebook Inc
(b)
121,142 30,730
Netflix Inc
(b)
22,776 11,135
$ 184,618
Machinery - Diversified - 1.15%
Deere & Co 119,167 21,010
Media - 1.87%
Comcast Corp - Class A 459,367 19,661
Nexstar Media Group Inc 45,145 3,957
Walt Disney Co/The 90,340 10,564
$ 34,182
Miscellaneous Manufacturers - 0.47%
3M Co 56,693 8,531
Oil & Gas - 1.93%
Chevron Corp 295,711 24,822
Valero Energy Corp 184,761 10,389
$ 35,211
Packaging & Containers - 1.07%
Ball Corp 264,736 19,493
Pharmaceuticals - 7.46%
Becton Dickinson and Co 105,024 29,547
Bristol-Myers Squibb Co 355,824 20,873
DexCom Inc
(b)
15,116 6,584
Johnson & Johnson 157,409 22,944
Merck & Co Inc 386,147 30,984
Pfizer Inc 327,967 12,620
Roche Holding AG ADR 295,533 12,738
$ 136,290
REITs - 3.41%
Alexandria Real Estate Equities Inc 174,958 31,064
American Tower Corp 16,493 4,311
Extra Space Storage Inc 119,808 12,381
Prologis Inc 137,915 14,539
$ 62,295
Retail - 5.85%
Costco Wholesale Corp 80,740 26,283
Home Depot Inc /The 120,135 31,895
Lululemon Athletica Inc
(b)
76,575 24,932
Starbucks Corp 104,084 7,965
Target Corp 125,324 15,776
$ 106,851
Semiconductors - 5.35%
Broadcom Inc 58,318 18,472
Lam Research Corp 62,543 23,589
Microchip Technology Inc 149,893 15,249
NVIDIA Corp 38,976 16,549
Taiwan Semiconductor Manufacturing Co Ltd
ADR
303,061 23,908
$ 97,767
Software - 12.48%
Adobe Inc
(b)
96,200 42,744
Fair Isaac Corp
(b)
58,996 25,910
Fidelity National Information Services Inc 201,308 29,453
Microsoft Corp 479,902 98,385
salesforce.com Inc
(b)
65,954 12,851
ServiceNow Inc
(b)
42,193 18,531
$ 227,874

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 4.16%
Cisco Systems Inc 339,367 $ 15,984
T-Mobile US Inc
(b)
289,084 31,042
Verizon Communications Inc 503,530 28,943
$ 75,969
Toys, Games & Hobbies - 0.09%
Hasbro Inc 23,431 1,705
Transportation - 1.70%
Expeditors International of Washington Inc 157,002 13,268
Union Pacific Corp 102,398 17,751
$ 31,019
TOTAL COMMON STOCKS $ 1,806,099
Total Investments $ 1,830,860
Other Assets and Liabilities -  (0.24)% (4,374)
TOTAL NET ASSETS - 100.00% $ 1,826,486
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23.37%
Consumer, Non-cyclical 20.32%
Communications 16.14%
Financial 14.77%
Industrial 8.82%
Consumer, Cyclical 8.81%
Utilities 3.58%
Energy 1.93%
Money Market Funds 1.36%
Basic Materials 1.14%
Other Assets and Liabilities
(0.24)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 48,465 $ 332,958 $ 356,662 $ 24,761
$ 48,465 $ 332,958 $ 356,662 $ 24,761
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 228 $ — $ — $ —
$ 228 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.98%
Blue Chip Fund
(a)
804,601 $ 25,401
Core Fixed Income Fund
(a)
16,522,265 171,171
Diversified International Fund
(a)
2,462,497 30,683
Diversified Real Asset Fund
(a)
1,083,299 11,765
International Small Company Fund
(a)
875,718 8,801
LargeCap Growth Fund I
(a)
1,321,868 25,182
MidCap Fund
(a)
567,844 17,688
MidCap Value Fund I
(a)
783,250 9,845
SmallCap Growth Fund I
(a),(b)
468,812 6,966
SmallCap Value Fund II
(a)
411,221 3,545
$ 311,047
Principal Funds, Inc. Institutional Class - 57.03%
Bond Market Index Fund
(a)
8,785,080 106,563
Equity Income Fund
(a)
492,706 14,983
High Income Fund
(a)
5,022,638 45,405
Inflation Protection Fund
(a)
3,464,860 32,258
LargeCap S&P 500 Index Fund
(a)
2,008,759 40,356
LargeCap Value Fund III
(a)
971,589 14,477
Overseas Fund
(a)
3,194,933 26,709
Short-Term Income Fund
(a)
10,512,351 132,035
$ 412,786
TOTAL INVESTMENT COMPANIES $ 723,833
Total Investments $ 723,833
Other Assets and Liabilities -  (0.01)% (107)
TOTAL NET ASSETS - 100.00% $ 723,726
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71.58%
Domestic Equity Funds 21.89%
International Equity Funds 4.91%
Specialty Funds 1.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,395 $ 6,245 $ 6,743 $ 25,401
Bond Market Index Fund 112,773 7,829 19,107 106,563
Core Fixed Income Fund 174,104 14,566 26,570 171,171
Diversified International Fund 27,188 5,986 2,519 30,683
Diversified Real Asset Fund 12,123 1,484 1,217 11,765
Equity Income Fund 16,807 1,752 2,376 14,983
High Income Fund 47,714 4,998 5,769 45,405
Inflation Protection Fund 32,844 2,173 5,145 32,258
International Small Company Fund 8,793 1,561 682 8,801
LargeCap Growth Fund I 19,700 6,738 6,310 25,182
LargeCap S&P 500 Index Fund 35,494 10,583 9,588 40,356
LargeCap Value Fund III 17,136 2,154 2,676 14,477
MidCap Fund 18,122 1,876 2,629 17,688
MidCap Value Fund I 10,933 1,305 1,143 9,845
Overseas Fund 26,704 6,506 2,522 26,709
Short-Term Income Fund 135,541 15,015 21,024 132,035
SmallCap Growth Fund I 5,812 775 341 6,966
SmallCap Value Fund II 4,964 357 1,081 3,545
$ 727,147 $ 91,903 $ 117,442 $ 723,833
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 166 $ 1,646 $ 796 $ 3,858
Bond Market Index Fund 2,578 187 — 4,881
Core Fixed Income Fund 3,399 — — 9,071
Diversified International Fund 623 (508) — 536
Diversified Real Asset Fund 288 39 — (664)
Equity Income Fund 241 568 459 (1,768)
High Income Fund 2,153 (440) — (1,098)
Inflation Protection Fund 193 252 — 2,134
International Small Company Fund 257 (13) — (858)
LargeCap Growth Fund I 53 1,359 1,513 3,695
LargeCap S&P 500 Index Fund 737 1,817 656 2,050
LargeCap Value Fund III 397 227 705 (2,364)
MidCap Fund 122 691 750 (372)
MidCap Value Fund I 242 (26) 321 (1,224)
Overseas Fund 819 (25) — (3,954)
Short-Term Income Fund 2,047 20 — 2,483
SmallCap Growth Fund I — 36 434 684
SmallCap Value Fund II 46 252 — (947)
$ 14,361 $ 6,082 $ 5,634 $ 16,143
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.22%
Blue Chip Fund
(a)
476,123 $ 15,031
Core Fixed Income Fund
(a)
7,883,114 81,669
Diversified International Fund
(a)
1,605,329 20,003
Diversified Real Asset Fund
(a)
502,883 5,461
International Small Company Fund
(a)
567,599 5,704
LargeCap Growth Fund I
(a)
814,759 15,521
MidCap Fund
(a)
373,105 11,622
MidCap Value Fund I
(a)
517,010 6,499
SmallCap Growth Fund I
(a),(b)
322,126 4,787
SmallCap Value Fund II
(a)
309,747 2,670
$ 168,967
Principal Funds, Inc. Institutional Class - 53.79%
Bond Market Index Fund
(a)
3,908,301 47,408
Equity Income Fund
(a)
320,606 9,750
High Income Fund
(a)
2,233,291 20,189
Inflation Protection Fund
(a)
1,654,257 15,401
LargeCap S&P 500 Index Fund
(a)
1,218,341 24,476
LargeCap Value Fund III
(a)
631,819 9,414
Overseas Fund
(a)
2,075,793 17,354
Short-Term Income Fund
(a)
4,191,474 52,645
$ 196,637
TOTAL INVESTMENT COMPANIES $ 365,604
Total Investments $ 365,604
Other Assets and Liabilities -  (0.01)% (46)
TOTAL NET ASSETS - 100.00% $ 365,558
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64.91%
Domestic Equity Funds 27.30%
International Equity Funds 6.31%
Specialty Funds 1.49%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 13,123 $ 3,787 $ 5,131 $ 15,031
Bond Market Index Fund 52,956 6,668 14,522 47,408
Core Fixed Income Fund 88,012 11,597 22,330 81,669
Diversified International Fund 17,948 4,780 2,664 20,003
Diversified Real Asset Fund 5,933 1,084 1,234 5,461
Equity Income Fund 11,165 1,521 2,087 9,750
High Income Fund 22,411 3,621 5,043 20,189
Inflation Protection Fund 16,509 2,040 4,318 15,401
International Small Company Fund 5,822 1,383 888 5,704
LargeCap Growth Fund I 12,820 5,052 5,407 15,521
LargeCap S&P 500 Index Fund 24,006 6,724 8,378 24,476
LargeCap Value Fund III 11,333 1,788 2,235 9,414
MidCap Fund 11,927 1,592 2,059 11,622
MidCap Value Fund I 7,425 1,139 1,182 6,499
Overseas Fund 17,724 5,029 2,664 17,354
Short-Term Income Fund 56,609 9,594 14,554 52,645
SmallCap Growth Fund I 4,097 673 468 4,787
SmallCap Value Fund II 3,723 392 882 2,670
$ 383,543 $ 68,464 $ 96,046 $ 365,604
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 107 $ 1,097 $ 514 $ 2,155
Bond Market Index Fund 1,216 153 — 2,153
Core Fixed Income Fund 1,679 45 — 4,345
Diversified International Fund 423 (9) — (52)
Diversified Real Asset Fund 143 (106) — (216)
Equity Income Fund 160 328 307 (1,177)
High Income Fund 995 (390) — (410)
Inflation Protection Fund 98 (80) — 1,250
International Small Company Fund 172 (34) — (579)
LargeCap Growth Fund I 37 706 1,050 2,350
LargeCap S&P 500 Index Fund 503 1,767 447 357
LargeCap Value Fund III 265 116 470 (1,588)
MidCap Fund 80 323 496 (161)
MidCap Value Fund I 166 (36) 220 (847)
Overseas Fund 559 (206) — (2,529)
Short-Term Income Fund 842 23 — 973
SmallCap Growth Fund I — 25 309 460
SmallCap Value Fund II 35 149 — (712)
$ 7,480 $ 3,871 $ 3,813 $ 5,772
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49.42%
Blue Chip Fund
(a)
6,037,270 $ 190,597
Core Fixed Income Fund
(a)
75,289,689 780,001
Diversified International Fund
(a)
20,282,045 252,714
Diversified Real Asset Fund
(a)
5,229,736 56,795
International Small Company Fund
(a)
6,834,135 68,683
LargeCap Growth Fund I
(a)
10,292,715 196,076
MidCap Fund
(a)
4,501,993 140,237
MidCap Value Fund I
(a)
6,608,636 83,071
SmallCap Growth Fund I
(a),(b)
3,833,653 56,968
SmallCap Value Fund II
(a)
3,749,322 32,319
$ 1,857,461
Principal Funds, Inc. Institutional Class - 50.59%
Bond Market Index Fund
(a)
36,088,219 437,750
Equity Income Fund
(a)
4,053,877 123,278
High Income Fund
(a)
19,398,197 175,360
Inflation Protection Fund
(a)
16,400,465 152,688
LargeCap S&P 500 Index Fund
(a)
15,567,624 312,754
LargeCap Value Fund III
(a)
7,983,814 118,959
Overseas Fund
(a)
26,105,322 218,240
Short-Term Income Fund
(a)
28,878,316 362,712
$ 1,901,741
TOTAL INVESTMENT COMPANIES $ 3,759,202
Total Investments $ 3,759,202
Other Assets and Liabilities -  (0.01)% (435)
TOTAL NET ASSETS - 100.00% $ 3,758,767
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57.49%
Domestic Equity Funds 33.37%
International Equity Funds 7.64%
Specialty Funds 1.51%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 166,529 $ 29,826 $ 44,569 $ 190,597
Bond Market Index Fund 477,486 38,510 99,027 437,750
Core Fixed Income Fund 839,402 62,603 163,020 780,001
Diversified International Fund 248,544 32,007 26,258 252,714
Diversified Real Asset Fund 65,640 2,350 7,393 56,795
Equity Income Fund 144,998 7,135 17,288 123,278
High Income Fund 194,904 17,796 30,618 175,360
Inflation Protection Fund 162,314 11,073 32,035 152,688
International Small Company Fund 77,513 5,463 6,358 68,683
LargeCap Growth Fund I 167,999 38,101 46,479 196,076
LargeCap S&P 500 Index Fund 307,006 50,584 68,943 312,754
LargeCap Value Fund III 146,160 10,268 18,015 118,959
MidCap Fund 150,763 8,227 20,053 140,237
MidCap Value Fund I 99,079 5,913 9,880 83,071
Overseas Fund 239,219 40,768 25,257 218,240
Short-Term Income Fund 389,904 45,163 79,005 362,712
SmallCap Growth Fund I 50,921 4,166 3,759 56,968
SmallCap Value Fund II 45,945 792 7,134 32,319
$ 3,974,326 $ 410,745 $ 705,091 $ 3,759,202
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,353 $ 11,430 $ 6,503 $ 27,381
Bond Market Index Fund 11,193 542 — 20,239
Core Fixed Income Fund 15,904 (301) — 41,317
Diversified International Fund 5,658 (4,169) — 2,590
Diversified Real Asset Fund 1,559 (549) — (3,253)
Equity Income Fund 2,055 4,490 3,956 (16,057)
High Income Fund 8,529 (2,421) — (4,301)
Inflation Protection Fund 962 (151) — 11,487
International Small Company Fund 2,270 (308) — (7,627)
LargeCap Growth Fund I 459 9,497 13,079 26,958
LargeCap S&P 500 Index Fund 6,351 15,538 5,651 8,569
LargeCap Value Fund III 3,294 1,373 5,850 (20,827)
MidCap Fund 1,000 4,312 6,182 (3,012)
MidCap Value Fund I 2,196 (523) 2,910 (11,518)
Overseas Fund 7,306 (1,227) — (35,263)
Short-Term Income Fund 5,739 41 — 6,609
SmallCap Growth Fund I — 385 3,802 5,255
SmallCap Value Fund II 428 1,630 — (8,914)
$ 76,256 $ 39,589 $ 47,933 $ 39,633
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 53.49%
Blue Chip Fund
(a)
3,066,510 $ 96,810
Core Fixed Income Fund
(a)
28,735,715 297,702
Diversified International Fund
(a)
10,338,311 128,815
Diversified Real Asset Fund
(a)
2,397,419 26,036
International Small Company Fund
(a)
3,508,374 35,259
LargeCap Growth Fund I
(a)
5,216,602 99,376
MidCap Fund
(a)
2,268,122 70,652
MidCap Value Fund I
(a)
3,441,919 43,265
SmallCap Growth Fund I
(a),(b)
1,974,169 29,336
SmallCap Value Fund II
(a)
2,055,271 17,717
$ 844,968
Principal Funds, Inc. Institutional Class - 46.52%
Bond Market Index Fund
(a)
12,664,332 153,618
Equity Income Fund
(a)
2,086,224 63,442
High Income Fund
(a)
7,240,354 65,453
Inflation Protection Fund
(a)
4,859,549 45,242
LargeCap S&P 500 Index Fund
(a)
7,849,273 157,692
LargeCap Value Fund III
(a)
4,113,568 61,292
Overseas Fund
(a)
13,399,977 112,024
Short-Term Income Fund
(a)
6,051,724 76,010
$ 734,773
TOTAL INVESTMENT COMPANIES $ 1,579,741
Total Investments $ 1,579,741
Other Assets and Liabilities -  (0.01)% (128)
TOTAL NET ASSETS - 100.00% $ 1,579,613
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48.55%
Domestic Equity Funds 40.49%
International Equity Funds 9.32%
Specialty Funds 1.65%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 80,463 $ 19,533 $ 21,613 $ 96,810
Bond Market Index Fund 158,943 19,883 32,573 153,618
Core Fixed Income Fund 260,698 79,460 58,230 297,702
Diversified International Fund 110,142 26,660 7,588 128,815
Diversified Real Asset Fund 25,304 4,208 1,976 26,036
Equity Income Fund 67,862 8,994 7,935 63,442
High Income Fund 66,032 10,612 8,793 65,453
Inflation Protection Fund 44,987 5,202 8,289 45,242
International Small Company Fund 32,612 8,336 1,936 35,259
LargeCap Growth Fund I 89,235 20,751 28,242 99,376
LargeCap S&P 500 Index Fund 143,097 33,256 30,024 157,692
LargeCap Value Fund III 67,259 10,462 7,154 61,292
MidCap Fund 76,321 9,037 15,550 70,652
MidCap Value Fund I 44,182 7,285 2,450 43,265
Overseas Fund 110,797 28,300 9,760 112,024
Short-Term Income Fund 72,728 14,388 12,505 76,010
SmallCap Growth Fund I 24,457 3,886 1,928 29,336
SmallCap Value Fund II 20,388 3,126 2,033 17,717
$ 1,495,507 $ 313,379 $ 258,579 $ 1,579,741
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 614 $ 4,148 $ 2,943 $ 14,279
Bond Market Index Fund 3,765 249 — 7,116
Core Fixed Income Fund 5,929 (133) — 15,907
Diversified International Fund 2,608 (317) — (82)
Diversified Real Asset Fund 622 (149) — (1,351)
Equity Income Fund 1,000 336 1,825 (5,815)
High Income Fund 3,093 (766) — (1,632)
Inflation Protection Fund 275 (77) — 3,419
International Small Company Fund 980 (123) — (3,630)
LargeCap Growth Fund I 211 6,442 6,024 11,190
LargeCap S&P 500 Index Fund 2,860 2,785 2,544 8,578
LargeCap Value Fund III 1,547 234 2,747 (9,509)
MidCap Fund 462 2,245 2,839 (1,401)
MidCap Value Fund I 1,002 (211) 1,327 (5,541)
Overseas Fund 3,447 (867) — (16,446)
Short-Term Income Fund 1,161 3 — 1,396
SmallCap Growth Fund I — 134 1,803 2,787
SmallCap Value Fund II 202 (194) — (3,570)
$ 29,778 $ 13,739 $ 22,052 $ 15,695
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.27%
Blue Chip Fund
(a)
6,665,387 $ 210,426
Core Fixed Income Fund
(a)
91,611,791 949,098
Diversified International Fund
(a)
36,780,309 458,283
Diversified Real Asset Fund
(a)
8,076,956 87,716
International Small Company Fund
(a)
13,929,495 139,991
LargeCap Growth Fund I
(a)
29,792,683 567,551
MidCap Fund
(a)
8,898,304 277,182
MidCap Value Fund I
(a)
13,733,528 172,630
Origin Emerging Markets Fund
(a)
9,746,330 119,393
SmallCap Growth Fund I
(a),(b)
7,754,073 115,225
SmallCap Value Fund II
(a)
7,742,757 66,743
$ 3,164,238
Principal Funds, Inc. Institutional Class - 42.74%
Bond Market Index Fund
(a)
40,520,893 491,519
Equity Income Fund
(a)
4,169,653 126,799
High Income Fund
(a)
24,848,488 224,630
Inflation Protection Fund
(a)
13,340,096 124,196
LargeCap S&P 500 Index Fund
(a)
31,625,139 635,349
LargeCap Value Fund III
(a)
24,315,646 362,303
Overseas Fund
(a)
47,450,217 396,684
$ 2,361,480
TOTAL INVESTMENT COMPANIES $ 5,525,718
Total Investments $ 5,525,718
Other Assets and Liabilities -  (0.01)% (535)
TOTAL NET ASSETS - 100.00% $ 5,525,183
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45.87%
Fixed Income Funds 40.68%
International Equity Funds 11.87%
Specialty Funds 1.59%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 163,232 $ 36,821 $ 27,707 $ 210,426
Bond Market Index Fund 506,270 49,488 87,993 491,519
Core Fixed Income Fund 488,684 573,484 165,045 949,098
Core Plus Bond Fund 319,186 — 317,689 —
Diversified International Fund 441,157 56,687 37,510 458,283
Diversified Real Asset Fund 94,218 5,027 5,932 87,716
Equity Income Fund 145,341 8,700 15,685 126,799
High Income Fund 232,314 25,332 25,202 224,630
Inflation Protection Fund 128,198 8,522 21,769 124,196
International Small Company Fund 152,605 16,060 12,996 139,991
LargeCap Growth Fund I 509,847 86,750 128,760 567,551
LargeCap S&P 500 Index Fund 626,098 83,576 119,116 635,349
LargeCap Value Fund III 420,861 34,574 35,605 362,303
MidCap Fund 328,343 18,762 73,287 277,182
MidCap Value Fund I 189,596 17,022 9,689 172,630
Origin Emerging Markets Fund 107,313 12,860 11,471 119,393
Overseas Fund 433,854 65,189 38,178 396,684
SmallCap Growth Fund I 104,443 9,629 10,391 115,225
SmallCap Value Fund II 87,833 2,565 8,851 66,743
$ 5,479,393 $ 1,111,048 $ 1,152,876 $ 5,525,718
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,222 $ 6,311 $ 5,867 $ 31,769
Bond Market Index Fund 12,116 605 — 23,149
Core Fixed Income Fund 18,852 (225) — 52,200
Core Plus Bond Fund 161 9,935 — (11,432)
Diversified International Fund 10,000 (3,380) — 1,329
Diversified Real Asset Fund 2,277 (533) — (5,064)
Equity Income Fund 2,068 1,674 3,883 (13,231)
High Income Fund 10,682 (2,179) — (5,635)
Inflation Protection Fund 775 12 — 9,233
International Small Company Fund 4,348 (13) — (15,665)
LargeCap Growth Fund I 1,273 20,088 36,280 79,626
LargeCap S&P 500 Index Fund 12,263 18,914 10,906 25,877
LargeCap Value Fund III 9,526 (1,286) 16,910 (56,241)
MidCap Fund 1,921 14,837 11,836 (11,473)
MidCap Value Fund I 4,246 (837) 5,624 (23,462)
Origin Emerging Markets Fund 1,855 208 — 10,483
Overseas Fund 13,162 (2,459) — (61,722)
SmallCap Growth Fund I — 1,599 7,386 9,945
SmallCap Value Fund II 804 (675) — (14,129)
$ 107,551 $ 62,596 $ 98,692 $ 25,557
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.97%
Blue Chip Fund
(a)
1,621,926 $ 51,204
Core Fixed Income Fund
(a)
16,825,720 174,315
Diversified International Fund
(a)
9,724,582 121,168
International Small Company Fund
(a)
3,758,148 37,769
LargeCap Growth Fund I
(a)
7,664,787 146,014
MidCap Value Fund I
(a)
3,949,964 49,651
Origin Emerging Markets Fund
(a)
2,973,193 36,422
Real Estate Securities Fund
(a)
1,140,296 28,644
SmallCap Growth Fund I
(a),(b)
1,898,324 28,209
SmallCap Value Fund II
(a)
2,121,807 18,290
$ 691,686
Principal Funds, Inc. Institutional Class - 47.04%
Bond Market Index Fund
(a)
7,920,529 96,076
Equity Income Fund
(a)
1,086,539 33,042
High Income Fund
(a)
5,232,797 47,304
LargeCap S&P 500 Index Fund
(a)
8,251,533 165,773
LargeCap Value Fund III
(a)
6,463,335 96,304
MidCap Growth Fund III
(a),(b)
5,307,867 70,382
Overseas Fund
(a)
12,605,453 105,382
$ 614,263
TOTAL INVESTMENT COMPANIES $ 1,305,949
Total Investments $ 1,305,949
Other Assets and Liabilities -  (0.01)% (99)
TOTAL NET ASSETS - 100.00% $ 1,305,850
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 52.65%
Fixed Income Funds 33.61%
International Equity Funds 13.75%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 36,998 $ 9,825 $ 5,116 $ 51,204
Bond Market Index Fund 80,174 31,679 20,472 96,076
Core Fixed Income Fund 112,988 101,314 49,437 174,315
Core Plus Bond Fund 79,899 284 79,537 —
Diversified International Fund 101,704 25,564 5,633 121,168
Equity Income Fund 34,886 4,523 3,506 33,042
High Income Fund 44,876 8,823 4,795 47,304
International Small Company Fund 35,314 8,377 1,896 37,769
LargeCap Growth Fund I 118,018 29,531 27,281 146,014
LargeCap S&P 500 Index Fund 149,568 31,629 27,444 165,773
LargeCap Value Fund III 101,611 15,768 6,427 96,304
MidCap Growth Fund III 58,314 9,674 4,178 70,382
MidCap Value Fund I 50,268 8,569 2,569 49,651
Origin Emerging Markets Fund 28,076 6,560 1,459 36,422
Overseas Fund 102,082 25,298 5,632 105,382
Real Estate Securities Fund 30,409 3,437 1,459 28,644
SmallCap Growth Fund I 23,185 3,737 1,560 28,209
SmallCap Value Fund II 21,120 2,185 1,088 18,290
$ 1,209,490 $ 326,777 $ 249,489 $ 1,305,949
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 313 $ 268 $ 1,500 $ 9,229
Bond Market Index Fund 2,311 201 — 4,494
Core Fixed Income Fund 3,467 (128) — 9,578
Core Plus Bond Fund 92 4,843 — (5,489)
Diversified International Fund 2,409 (200) — (267)
Equity Income Fund 526 (5) 965 (2,856)
High Income Fund 2,166 (758) — (842)
International Small Company Fund 1,056 (176) — (3,850)
LargeCap Growth Fund I 313 3,781 8,925 21,965
LargeCap S&P 500 Index Fund 3,067 2,447 2,726 9,573
LargeCap Value Fund III 2,386 (443) 4,233 (14,205)
MidCap Growth Fund III — (13) 4,769 6,585
MidCap Value Fund I 1,131 (349) 1,497 (6,268)
Origin Emerging Markets Fund 524 (23) — 3,268
Overseas Fund 3,252 (1,007) — (15,359)
Real Estate Securities Fund 420 (107) 260 (3,636)
SmallCap Growth Fund I — 14 1,752 2,833
SmallCap Value Fund II 200 (246) — (3,681)
$ 23,633 $ 8,099 $ 26,627 $ 11,072
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.92%
Blue Chip Fund
(a)
5,198,861 $ 164,128
Core Fixed Income Fund
(a)
38,058,583 394,287
Diversified International Fund
(a)
31,360,587 390,753
International Small Company Fund
(a)
11,123,338 111,789
LargeCap Growth Fund I
(a)
24,349,163 463,851
MidCap Value Fund I
(a)
13,045,533 163,982
Origin Emerging Markets Fund
(a)
10,281,279 125,946
Real Estate Securities Fund
(a)
3,523,834 88,519
SmallCap Growth Fund I
(a),(b)
6,289,285 93,459
SmallCap Value Fund II
(a)
6,791,760 58,545
$ 2,055,259
Principal Funds, Inc. Institutional Class - 47.09%
Bond Market Index Fund
(a)
16,894,181 204,926
Equity Income Fund
(a)
3,521,389 107,085
High Income Fund
(a)
12,419,763 112,275
LargeCap S&P 500 Index Fund
(a)
26,085,249 524,053
LargeCap Value Fund III
(a)
20,812,943 310,113
MidCap Growth Fund III
(a),(b)
17,465,721 231,596
Overseas Fund
(a)
40,508,764 338,653
$ 1,828,701
TOTAL INVESTMENT COMPANIES $ 3,883,960
Total Investments $ 3,883,960
Other Assets and Liabilities -  (0.01)% (424)
TOTAL NET ASSETS - 100.00% $ 3,883,536
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56.79%
Fixed Income Funds 28.38%
International Equity Funds 14.84%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 133,767 $ 16,447 $ 15,703 $ 164,128
Bond Market Index Fund 199,242 45,766 49,968 204,926
Core Fixed Income Fund 68,645 387,450 83,822 394,287
Core Plus Bond Fund 325,975 147 324,147 —
Diversified International Fund 360,388 55,039 22,502 390,753
Equity Income Fund 122,315 7,348 12,908 107,085
High Income Fund 100,865 30,192 14,868 112,275
International Small Company Fund 116,785 15,559 8,043 111,789
LargeCap Growth Fund I 402,150 60,180 76,773 463,851
LargeCap S&P 500 Index Fund 516,283 55,647 81,811 524,053
LargeCap Value Fund III 355,842 29,360 26,186 310,113
MidCap Growth Fund III 211,597 20,632 21,966 231,596
MidCap Value Fund I 176,883 16,672 6,605 163,982
Origin Emerging Markets Fund 104,360 16,489 6,001 125,946
Overseas Fund 354,908 67,053 28,469 338,653
Real Estate Securities Fund 94,338 9,630 3,365 88,519
SmallCap Growth Fund I 81,683 7,563 5,075 93,459
SmallCap Value Fund II 72,641 2,545 3,597 58,545
$ 3,798,667 $ 843,719 $ 791,809 $ 3,883,960
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,065 $ 2,678 $ 5,110 $ 26,939
Bond Market Index Fund 5,384 462 — 9,424
Core Fixed Income Fund 7,730 (79) — 22,093
Core Plus Bond Fund 492 7,270 — (9,245)
Diversified International Fund 8,304 (2,121) — (51)
Equity Income Fund 1,736 1,359 3,247 (11,029)
High Income Fund 5,383 (1,530) — (2,384)
International Small Company Fund 3,362 (570) — (11,942)
LargeCap Growth Fund I 1,055 18,227 30,075 60,067
LargeCap S&P 500 Index Fund 10,316 12,910 9,174 21,024
LargeCap Value Fund III 8,024 (911) 14,242 (47,992)
MidCap Growth Fund III — 1,168 16,768 20,165
MidCap Value Fund I 3,979 (589) 5,271 (22,379)
Origin Emerging Markets Fund 1,896 58 — 11,040
Overseas Fund 10,776 (996) — (53,843)
Real Estate Securities Fund 1,335 (191) 852 (11,893)
SmallCap Growth Fund I — 655 5,987 8,633
SmallCap Value Fund II 675 (317) — (12,727)
$ 71,512 $ 37,483 $ 90,726 $ (4,100)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.74%
Blue Chip Fund
(a)
1,348,391 $ 42,569
Core Fixed Income Fund
(a)
7,113,548 73,696
Diversified International Fund
(a)
8,495,803 105,858
International Small Company Fund
(a)
3,022,352 30,375
LargeCap Growth Fund I
(a)
6,427,421 122,442
MidCap Value Fund I
(a)
3,581,538 45,020
Origin Emerging Markets Fund
(a)
2,745,584 33,633
Real Estate Securities Fund
(a)
895,350 22,491
SmallCap Growth Fund I
(a),(b)
1,709,512 25,403
SmallCap Value Fund II
(a)
1,883,576 16,237
$ 517,724
Principal Funds, Inc. Institutional Class - 47.27%
Bond Market Index Fund
(a)
2,697,900 32,726
Equity Income Fund
(a)
943,451 28,690
High Income Fund
(a)
2,549,093 23,044
LargeCap S&P 500 Index Fund
(a)
6,948,453 139,594
LargeCap Value Fund III
(a)
5,669,510 84,476
MidCap Growth Fund III
(a),(b)
4,767,851 63,222
Overseas Fund
(a)
11,036,049 92,261
$ 464,013
TOTAL INVESTMENT COMPANIES $ 981,737
Total Investments $ 981,737
Other Assets and Liabilities -  (0.01)% (82)
TOTAL NET ASSETS - 100.00% $ 981,655
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.12%
Fixed Income Funds 23.97%
International Equity Funds 15.92%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 32,466 $ 7,047 $ 4,420 $ 42,569
Bond Market Index Fund 24,825 16,913 10,577 32,726
Core Fixed Income Fund 15,142 83,226 28,569 73,696
Core Plus Bond Fund 61,703 299 61,837 —
Diversified International Fund 90,599 20,815 5,503 105,858
Equity Income Fund 30,431 3,864 3,230 28,690
High Income Fund 21,545 6,257 3,962 23,044
International Small Company Fund 27,941 6,846 1,316 30,375
LargeCap Growth Fund I 99,484 21,605 18,856 122,442
LargeCap S&P 500 Index Fund 127,529 22,375 18,920 139,594
LargeCap Value Fund III 88,885 13,582 5,602 84,476
MidCap Growth Fund III 53,566 8,584 4,959 63,222
MidCap Value Fund I 44,826 7,482 1,499 45,020
Origin Emerging Markets Fund 26,118 5,830 1,359 33,633
Overseas Fund 89,423 23,337 6,700 92,261
Real Estate Securities Fund 20,179 5,856 712 22,491
SmallCap Growth Fund I 20,988 3,316 1,505 25,403
SmallCap Value Fund II 18,359 2,018 767 16,237
$ 894,009 $ 259,252 $ 180,293 $ 981,737
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 264 $ 729 $ 1,269 $ 6,747
Bond Market Index Fund 881 118 — 1,447
Core Fixed Income Fund 1,431 3 — 3,894
Core Plus Bond Fund 131 1,927 — (2,092)
Diversified International Fund 2,125 (134) — 81
Equity Income Fund 448 160 812 (2,535)
High Income Fund 1,097 (626) — (170)
International Small Company Fund 827 (113) — (2,983)
LargeCap Growth Fund I 261 2,234 7,432 17,975
LargeCap S&P 500 Index Fund 2,584 539 2,298 8,071
LargeCap Value Fund III 2,036 (229) 3,614 (12,160)
MidCap Growth Fund III — 63 4,205 5,968
MidCap Value Fund I 1,017 (247) 1,347 (5,542)
Origin Emerging Markets Fund 480 (7) — 3,051
Overseas Fund 2,775 (608) — (13,191)
Real Estate Securities Fund 326 (58) 202 (2,774)
SmallCap Growth Fund I — 61 1,540 2,543
SmallCap Value Fund II 173 (150) — (3,223)
$ 16,856 $ 3,662 $ 22,719 $ 5,107
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.66%
Blue Chip Fund
(a)
3,387,700 $ 106,950
Core Fixed Income Fund
(a)
12,649,667 131,051
Diversified International Fund
(a)
21,173,387 263,820
International Small Company Fund
(a)
7,517,370 75,550
LargeCap Growth Fund I
(a)
16,090,726 306,528
MidCap Value Fund I
(a)
8,923,208 112,165
Origin Emerging Markets Fund
(a)
6,911,696 84,668
Real Estate Securities Fund
(a)
2,138,715 53,724
SmallCap Growth Fund I
(a),(b)
4,294,380 63,814
SmallCap Value Fund II
(a)
4,787,220 41,266
$ 1,239,536
Principal Funds, Inc. Institutional Class - 47.35%
Bond Market Index Fund
(a)
4,467,684 54,193
Equity Income Fund
(a)
2,357,599 71,695
High Income Fund
(a)
4,573,596 41,345
LargeCap S&P 500 Index Fund
(a)
17,408,023 349,727
LargeCap Value Fund III
(a)
14,148,661 210,815
MidCap Growth Fund III
(a),(b)
11,888,601 157,643
Overseas Fund
(a)
27,383,193 228,924
$ 1,114,342
TOTAL INVESTMENT COMPANIES $ 2,353,878
Total Investments $ 2,353,878
Other Assets and Liabilities -  (0.01)% (277)
TOTAL NET ASSETS - 100.00% $ 2,353,601
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62.63%
Fixed Income Funds 20.84%
International Equity Funds 16.54%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 87,868 $ 10,796 $ 10,257 $ 106,950
Bond Market Index Fund 54,252 18,697 21,290 54,193
Core Fixed Income Fund 40,379 150,994 67,371 131,051
Core Plus Bond Fund 84,377 360 84,511 —
Diversified International Fund 236,706 42,304 14,479 263,820
Equity Income Fund 79,909 7,389 9,329 71,695
High Income Fund 37,420 14,249 8,882 41,345
International Small Company Fund 75,254 13,569 5,076 75,550
LargeCap Growth Fund I 264,606 37,686 45,472 306,528
LargeCap S&P 500 Index Fund 335,991 35,540 41,899 349,727
LargeCap Value Fund III 234,837 25,301 16,872 210,815
MidCap Growth Fund III 141,280 16,073 14,492 157,643
MidCap Value Fund I 116,498 15,604 4,647 112,165
Origin Emerging Markets Fund 70,257 10,774 4,017 84,668
Overseas Fund 233,080 49,542 17,617 228,924
Real Estate Securities Fund 56,155 6,836 2,110 53,724
SmallCap Growth Fund I 55,186 6,172 3,986 63,814
SmallCap Value Fund II 49,634 2,886 2,309 41,266
$ 2,253,689 $ 464,772 $ 374,616 $ 2,353,878
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 680 $ 2,582 $ 3,262 $ 15,961
Bond Market Index Fund 1,613 37 — 2,497
Core Fixed Income Fund 2,646 (10) — 7,059
Core Plus Bond Fund 178 2,139 — (2,365)
Diversified International Fund 5,663 (1,316) — 605
Equity Income Fund 1,153 634 2,150 (6,908)
High Income Fund 2,044 (619) — (823)
International Small Company Fund 2,185 (333) — (7,864)
LargeCap Growth Fund I 675 9,111 19,237 40,597
LargeCap S&P 500 Index Fund 6,722 4,410 5,977 15,685
LargeCap Value Fund III 5,372 (554) 9,534 (31,897)
MidCap Growth Fund III — 329 10,933 14,453
MidCap Value Fund I 2,677 (391) 3,545 (14,899)
Origin Emerging Markets Fund 1,286 21 — 7,633
Overseas Fund 7,394 (1,375) — (34,706)
Real Estate Securities Fund 802 (113) 508 (7,044)
SmallCap Growth Fund I — 334 4,013 6,108
SmallCap Value Fund II 472 (333) — (8,612)
$ 41,562 $ 14,553 $ 59,159 $ (4,520)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.50%
Blue Chip Fund
(a)
782,543 $ 24,705
Core Fixed Income Fund
(a)
2,215,769 22,955
Diversified International Fund
(a)
4,965,943 61,876
International Small Company Fund
(a)
1,779,229 17,881
LargeCap Growth Fund I
(a)
3,632,278 69,195
MidCap Value Fund I
(a)
2,137,498 26,868
Origin Emerging Markets Fund
(a)
1,675,789 20,528
Real Estate Securities Fund
(a)
486,202 12,213
SmallCap Growth Fund I
(a),(b)
1,011,200 15,027
SmallCap Value Fund II
(a)
1,126,672 9,712
$ 280,960
Principal Funds, Inc. Institutional Class - 47.51%
Bond Market Index Fund
(a)
753,598 9,141
Equity Income Fund
(a)
570,089 17,336
High Income Fund
(a)
938,684 8,486
LargeCap S&P 500 Index Fund
(a)
3,908,605 78,524
LargeCap Value Fund III
(a)
3,325,312 49,547
MidCap Growth Fund III
(a),(b)
2,799,468 37,121
Overseas Fund
(a)
6,467,065 54,065
$ 254,220
TOTAL INVESTMENT COMPANIES $ 535,180
Total Investments $ 535,180
Other Assets and Liabilities -  (0.01)% (44)
TOTAL NET ASSETS - 100.00% $ 535,136
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.58%
Fixed Income Funds 19.15%
International Equity Funds 17.28%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,175 $ 3,898 $ 3,590 $ 24,705
Bond Market Index Fund 4,066 9,378 4,698 9,141
Core Fixed Income Fund — 25,456 3,751 22,955
Core Plus Bond Fund 13,886 162 14,011 —
Diversified International Fund 51,345 13,506 3,167 61,876
Equity Income Fund 17,728 3,106 2,145 17,336
High Income Fund 9,468 1,292 2,061 8,486
International Small Company Fund 15,901 4,854 1,161 17,881
LargeCap Growth Fund I 57,016 12,330 11,128 69,195
LargeCap S&P 500 Index Fund 70,290 12,997 9,056 78,524
LargeCap Value Fund III 50,541 10,221 4,259 49,547
MidCap Growth Fund III 30,029 6,326 2,848 37,121
MidCap Value Fund I 25,358 5,961 1,160 26,868
Origin Emerging Markets Fund 15,368 4,231 966 20,528
Overseas Fund 50,171 15,471 3,850 54,065
Real Estate Securities Fund 10,732 3,453 504 12,213
SmallCap Growth Fund I 11,917 2,578 1,031 15,027
SmallCap Value Fund II 10,663 1,655 680 9,712
$ 464,654 $ 136,875 $ 70,066 $ 535,180
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 157 $ 386 $ 751 $ 3,836
Bond Market Index Fund 257 (27) — 422
Core Fixed Income Fund 408 7 — 1,243
Core Plus Bond Fund 30 333 — (370)
Diversified International Fund 1,222 (239) — 431
Equity Income Fund 266 (31) 478 (1,322)
High Income Fund 399 (54) — (159)
International Small Company Fund 472 (129) — (1,584)
LargeCap Growth Fund I 147 558 4,196 10,419
LargeCap S&P 500 Index Fund 1,436 136 1,276 4,157
LargeCap Value Fund III 1,166 (249) 2,068 (6,707)
MidCap Growth Fund III — (56) 2,361 3,670
MidCap Value Fund I 595 (247) 787 (3,044)
Origin Emerging Markets Fund 287 (39) — 1,934
Overseas Fund 1,583 (581) — (7,146)
Real Estate Securities Fund 174 (54) 107 (1,414)
SmallCap Growth Fund I — (40) 874 1,603
SmallCap Value Fund II 101 (154) — (1,772)
$ 8,700 $ (480) $ 12,898 $ 4,197
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.24%
Blue Chip Fund
(a)
643,932 $ 20,329
Core Fixed Income Fund
(a)
1,265,377 13,109
Diversified International Fund
(a)
4,175,824 52,031
International Small Company Fund
(a)
1,507,980 15,155
LargeCap Growth Fund I
(a)
3,034,387 57,805
MidCap Value Fund I
(a)
1,802,499 22,658
Origin Emerging Markets Fund
(a)
1,495,937 18,325
Real Estate Securities Fund
(a)
402,398 10,108
SmallCap Growth Fund I
(a),(b)
850,601 12,640
SmallCap Value Fund II
(a)
977,136 8,423
$ 230,583
Principal Funds, Inc. Institutional Class - 47.77%
Bond Market Index Fund
(a)
552,008 6,696
Equity Income Fund
(a)
471,748 14,346
High Income Fund
(a)
614,910 5,558
LargeCap S&P 500 Index Fund
(a)
3,284,017 65,976
LargeCap Value Fund III
(a)
2,792,296 41,605
MidCap Growth Fund III
(a),(b)
2,346,746 31,118
Overseas Fund
(a)
5,451,061 45,571
$ 210,870
TOTAL INVESTMENT COMPANIES $ 441,453
Total Investments $ 441,453
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 441,411
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.57%
International Equity Funds 17.90%
Fixed Income Funds 17.54%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 15,781 $ 3,558 $ 2,436 $ 20,329
Bond Market Index Fund 3,328 6,477 3,402 6,696
Core Fixed Income Fund — 15,328 2,935 13,109
Core Plus Bond Fund 7,858 106 7,943 —
Diversified International Fund 41,985 12,727 2,944 52,031
Equity Income Fund 14,005 3,119 1,686 14,346
High Income Fund 6,454 1,074 1,829 5,558
International Small Company Fund 12,798 4,622 863 15,155
LargeCap Growth Fund I 45,234 11,549 8,070 57,805
LargeCap S&P 500 Index Fund 56,270 12,776 6,639 65,976
LargeCap Value Fund III 40,452 10,180 3,329 41,605
MidCap Growth Fund III 23,857 6,255 2,024 31,118
MidCap Value Fund I 20,704 5,757 1,116 22,658
Origin Emerging Markets Fund 13,346 4,221 955 18,325
Overseas Fund 41,073 14,308 3,512 45,571
Real Estate Securities Fund 8,750 3,016 477 10,108
SmallCap Growth Fund I 9,542 2,577 787 12,640
SmallCap Value Fund II 8,655 1,903 506 8,423
$ 370,092 $ 119,553 $ 51,453 $ 441,453
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 123 $ 90 $ 589 $ 3,336
Bond Market Index Fund 184 (12) — 305
Core Fixed Income Fund 237 8 — 708
Core Plus Bond Fund 17 154 — (175)
Diversified International Fund 1,000 (218) — 481
Equity Income Fund 217 (39) 381 (1,053)
High Income Fund 264 (35) — (106)
International Small Company Fund 388 (114) — (1,288)
LargeCap Growth Fund I 118 135 3,367 8,957
LargeCap S&P 500 Index Fund 1,160 3 1,029 3,566
LargeCap Value Fund III 945 (209) 1,673 (5,489)
MidCap Growth Fund III — (29) 1,912 3,059
MidCap Value Fund I 484 (219) 640 (2,468)
Origin Emerging Markets Fund 251 (35) — 1,748
Overseas Fund 1,306 (483) — (5,815)
Real Estate Securities Fund 142 (46) 85 (1,135)
SmallCap Growth Fund I — (37) 709 1,345
SmallCap Value Fund II 84 (138) — (1,491)
$ 6,920 $ (1,224) $ 10,385 $ 4,485
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.95%
Blue Chip Fund
(a)
42,988 $ 1,357
Core Fixed Income Fund
(a)
54,914 569
Diversified International Fund
(a)
297,089 3,702
International Small Company Fund
(a)
108,128 1,087
LargeCap Growth Fund I
(a)
208,745 3,976
MidCap Value Fund I
(a)
129,476 1,627
Origin Emerging Markets Fund
(a)
103,406 1,267
Real Estate Securities Fund
(a)
28,559 717
SmallCap Growth Fund I
(a),(b)
58,486 869
SmallCap Value Fund II
(a)
71,200 614
$ 15,785
Principal Funds, Inc. Institutional Class - 48.10%
Bond Market Index Fund
(a)
26,013 316
Equity Income Fund
(a)
33,326 1,013
High Income Fund
(a)
28,297 256
LargeCap S&P 500 Index Fund
(a)
228,685 4,594
LargeCap Value Fund III
(a)
199,461 2,972
MidCap Growth Fund III
(a),(b)
162,420 2,154
Overseas Fund
(a)
395,692 3,308
$ 14,613
TOTAL INVESTMENT COMPANIES $ 30,398
Total Investments $ 30,398
Other Assets and Liabilities -  (0.05)% (16)
TOTAL NET ASSETS - 100.00% $ 30,382
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65.48%
International Equity Funds 18.64%
Fixed Income Funds 15.93%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 640 $ 755 $ 280 $ 1,357
Bond Market Index Fund 201 390 292 316
Core Fixed Income Fund — 892 357 569
Core Plus Bond Fund 356 46 401 —
Diversified International Fund 1,827 2,673 935 3,702
Equity Income Fund 584 754 291 1,013
High Income Fund 253 238 223 256
International Small Company Fund 560 851 287 1,087
LargeCap Growth Fund I 1,858 2,351 931 3,976
LargeCap S&P 500 Index Fund 2,355 3,015 1,131 4,594
LargeCap Value Fund III 1,714 2,313 817 2,972
MidCap Growth Fund III 997 1,316 442 2,154
MidCap Value Fund I 885 1,271 435 1,627
Origin Emerging Markets Fund 576 841 293 1,267
Overseas Fund 1,782 2,757 965 3,308
Real Estate Securities Fund 398 546 185 717
SmallCap Growth Fund I 391 540 178 869
SmallCap Value Fund II 363 506 178 614
$ 15,740 $ 22,055 $ 8,621 $ 30,398
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 6 $ (2) $ 25 $ 244
Bond Market Index Fund 8 2 — 15
Core Fixed Income Fund 11 2 — 32
Core Plus Bond Fund 1 13 — (14)
Diversified International Fund 48 (122) — 259
Equity Income Fund 13 (31) 18 (3)
High Income Fund 13 (12) — —
International Small Company Fund 19 (56) — 19
LargeCap Growth Fund I 6 (4) 155 702
LargeCap S&P 500 Index Fund 53 (45) 47 400
LargeCap Value Fund III 44 (126) 78 (112)
MidCap Growth Fund III — (13) 89 296
MidCap Value Fund I 22 (103) 30 9
Origin Emerging Markets Fund 12 (17) — 160
Overseas Fund 65 (250) — (16)
Real Estate Securities Fund 9 (24) 4 (18)
SmallCap Growth Fund I — (15) 33 131
SmallCap Value Fund II 4 (67) — (10)
$ 334 $ (870) $ 479 $ 2,094
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18.79%
Diversified International Fund
(a)
950,209 $ 11,839
Diversified Real Asset Fund
(a)
184,511 2,004
International Small Company Fund
(a)
170,774 1,716
MidCap S&P 400 Index Fund
(a)
148,505 2,734
SmallCap S&P 600 Index Fund
(a)
96,065 2,036
$ 20,329
Principal Funds, Inc. Institutional Class - 81.23%
Bond Market Index Fund
(a)
3,046,110 36,949
High Income Fund
(a)
657,791 5,947
Inflation Protection Fund
(a)
481,131 4,479
LargeCap S&P 500 Index Fund
(a)
1,225,875 24,628
Short-Term Income Fund
(a)
1,263,153 15,865
$ 87,868
TOTAL INVESTMENT COMPANIES $ 108,197
Total Investments $ 108,197
Other Assets and Liabilities -  (0.02)% (24)
TOTAL NET ASSETS - 100.00% $ 108,173
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69.40%
Domestic Equity Funds 27.18%
Specialty Funds 1.85%
International Equity Funds 1.59%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 36,367 $ 7,518 $ 8,672 $ 36,949
Diversified International Fund 10,702 2,681 1,715 11,839
Diversified Real Asset Fund 2,191 603 714 2,004
High Income Fund 5,967 1,405 1,215 5,947
Inflation Protection Fund 4,336 883 1,063 4,479
International Small Company Fund 1,816 450 411 1,716
LargeCap S&P 500 Index Fund 19,619 7,522 4,379 24,628
MidCap S&P 400 Index Fund 4,962 1,345 3,414 2,734
Short-Term Income Fund 14,601 4,403 3,422 15,865
SmallCap S&P 600 Index Fund 2,014 564 257 2,036
$ 102,575 $ 27,374 $ 25,262 $ 108,197
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 850 $ 119 $ — $ 1,617
Diversified International Fund 253 (182) — 353
Diversified Real Asset Fund 53 (11) — (65)
High Income Fund 274 (75) — (135)
Inflation Protection Fund 26 12 — 311
International Small Company Fund 54 (57) — (82)
LargeCap S&P 500 Index Fund 412 (17) 366 1,883
MidCap S&P 400 Index Fund 79 31 232 (190)
Short-Term Income Fund 234 1 — 282
SmallCap S&P 600 Index Fund 28 (33) 118 (252)
$ 2,263 $ (212) $ 716 $ 3,722
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22.48%
Diversified International Fund
(a)
3,840,762 $ 47,856
Diversified Real Asset Fund
(a)
562,259 6,106
International Small Company Fund
(a)
656,591 6,599
MidCap S&P 400 Index Fund
(a)
539,959 9,940
SmallCap S&P 600 Index Fund
(a)
368,038 7,799
$ 78,300
Principal Funds, Inc. Institutional Class - 77.53%
Bond Market Index Fund
(a)
9,004,620 109,226
High Income Fund
(a)
1,802,957 16,299
Inflation Protection Fund
(a)
1,496,450 13,932
LargeCap S&P 500 Index Fund
(a)
4,866,875 97,776
Short-Term Income Fund
(a)
2,609,263 32,772
$ 270,005
TOTAL INVESTMENT COMPANIES $ 348,305
Total Investments $ 348,305
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 348,268
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63.19%
Domestic Equity Funds 33.17%
International Equity Funds 1.90%
Specialty Funds 1.75%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 105,469 $ 20,431 $ 21,686 $ 109,226
Diversified International Fund 44,030 8,393 5,111 47,856
Diversified Real Asset Fund 7,202 1,469 2,298 6,106
High Income Fund 16,158 3,284 2,645 16,299
Inflation Protection Fund 13,343 2,355 2,754 13,932
International Small Company Fund 7,080 1,324 1,246 6,599
LargeCap S&P 500 Index Fund 80,226 23,667 12,831 97,776
MidCap S&P 400 Index Fund 19,806 4,276 13,405 9,940
Real Estate Securities Fund — — — —
Short-Term Income Fund 30,893 7,403 6,108 32,772
SmallCap S&P 600 Index Fund 7,709 2,108 858 7,799
$ 331,916 $ 74,710 $ 68,942 $ 348,305
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2,468 $ 185 $ — $ 4,827
Diversified International Fund 1,043 (84) — 628
Diversified Real Asset Fund 175 19 — (286)
High Income Fund 739 (94) — (404)
Inflation Protection Fund 80 17 — 971
International Small Company Fund 210 (43) — (516)
LargeCap S&P 500 Index Fund 1,687 (47) 1,501 6,761
MidCap S&P 400 Index Fund 317 333 928 (1,070)
Real Estate Securities Fund — — — —
Short-Term Income Fund 482 (1) — 585
SmallCap S&P 600 Index Fund 109 (36) 452 (1,124)
$ 7,310 $ 249 $ 2,881 $ 10,372
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 27.03%
Diversified International Fund
(a)
3,984,022 $ 49,641
Diversified Real Asset Fund
(a)
528,508 5,740
International Small Company Fund
(a)
682,276 6,857
MidCap S&P 400 Index Fund
(a)
619,520 11,405
SmallCap S&P 600 Index Fund
(a)
381,416 8,082
$ 81,725
Principal Funds, Inc. Institutional Class - 72.98%
Bond Market Index Fund
(a)
6,868,301 83,313
High Income Fund
(a)
1,378,797 12,464
Inflation Protection Fund
(a)
896,604 8,347
LargeCap S&P 500 Index Fund
(a)
5,084,970 102,157
Short-Term Income Fund
(a)
1,139,785 14,316
$ 220,597
TOTAL INVESTMENT COMPANIES $ 302,322
Total Investments $ 302,322
Other Assets and Liabilities -  (0.01)% (34)
TOTAL NET ASSETS - 100.00% $ 302,288
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55.60%
Domestic Equity Funds 40.24%
International Equity Funds 2.27%
Specialty Funds 1.90%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 70,349 $ 20,903 $ 11,923 $ 83,313
Diversified International Fund 38,588 12,931 2,192 49,641
Diversified Real Asset Fund 5,160 1,849 1,002 5,740
High Income Fund 10,739 3,303 1,169 12,464
Inflation Protection Fund 8,774 1,669 2,705 8,347
International Small Company Fund 5,921 1,900 365 6,857
LargeCap S&P 500 Index Fund 69,429 30,630 4,101 102,157
MidCap S&P 400 Index Fund 17,329 6,002 11,072 11,405
Real Estate Securities Fund 1 — 1 —
Short-Term Income Fund 9,952 5,992 1,880 14,316
SmallCap S&P 600 Index Fund 7,068 2,583 384 8,082
$ 243,310 $ 87,762 $ 36,794 $ 302,322
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,707 $ 73 $ — $ 3,911
Diversified International Fund 948 (192) — 506
Diversified Real Asset Fund 132 (18) — (249)
High Income Fund 550 (88) — (321)
Inflation Protection Fund 53 25 — 584
International Small Company Fund 184 (48) — (551)
LargeCap S&P 500 Index Fund 1,505 (121) 1,339 6,320
MidCap S&P 400 Index Fund 287 (345) 841 (509)
Real Estate Securities Fund — — — —
Short-Term Income Fund 194 — — 252
SmallCap S&P 600 Index Fund 104 (79) 429 (1,106)
$ 5,664 $ (793) $ 2,609 $ 8,837
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.65%
Diversified International Fund
(a)
4,764,920 $ 59,371
Diversified Real Asset Fund
(a)
553,360 6,010
International Small Company Fund
(a)
854,478 8,588
MidCap S&P 400 Index Fund
(a)
704,262 12,965
Origin Emerging Markets Fund
(a)
255,289 3,127
SmallCap S&P 600 Index Fund
(a)
475,422 10,074
$ 100,135
Principal Funds, Inc. Institutional Class - 69.36%
Bond Market Index Fund
(a)
6,699,386 81,263
High Income Fund
(a)
1,389,814 12,564
Inflation Protection Fund
(a)
737,499 6,866
LargeCap S&P 500 Index Fund
(a)
6,264,509 125,854
$ 226,547
TOTAL INVESTMENT COMPANIES $ 326,682
Total Investments $ 326,682
Other Assets and Liabilities -  (0.01)% (40)
TOTAL NET ASSETS - 100.00% $ 326,642
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49.00%
Domestic Equity Funds 45.58%
International Equity Funds 3.59%
Specialty Funds 1.84%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 78,120 $ 20,114 $ 20,778 $ 81,263
Diversified International Fund 51,273 13,909 6,411 59,371
Diversified Real Asset Fund 6,171 1,680 1,572 6,010
High Income Fund 12,411 3,083 2,528 12,564
Inflation Protection Fund 6,498 1,649 1,767 6,866
International Small Company Fund 8,426 2,056 1,159 8,588
LargeCap S&P 500 Index Fund 96,211 35,227 13,421 125,854
MidCap S&P 400 Index Fund 24,099 6,519 16,695 12,965
Origin Emerging Markets Fund 2,530 608 318 3,127
SmallCap S&P 600 Index Fund 9,566 3,143 1,147 10,074
$ 295,305 $ 87,988 $ 65,796 $ 326,682
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,869 $ 144 $ — $ 3,663
Diversified International Fund 1,242 (124) — 724
Diversified Real Asset Fund 154 (14) — (255)
High Income Fund 573 (92) — (310)
Inflation Protection Fund 40 12 — 474
International Small Company Fund 257 (55) — (680)
LargeCap S&P 500 Index Fund 2,062 (59) 1,834 7,896
MidCap S&P 400 Index Fund 394 (467) 1,153 (491)
Origin Emerging Markets Fund 48 (6) — 313
SmallCap S&P 600 Index Fund 138 (65) 573 (1,423)
$ 6,777 $ (726) $ 3,560 $ 9,911
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.33%
Diversified International Fund
(a)
3,728,860 $ 46,462
International Small Company Fund
(a)
686,212 6,896
MidCap S&P 400 Index Fund
(a)
612,696 11,280
Origin Emerging Markets Fund
(a)
299,727 3,672
Real Estate Securities Fund
(a)
208,213 5,230
SmallCap S&P 600 Index Fund
(a)
368,003 7,798
$ 81,338
Principal Funds, Inc. Institutional Class - 64.68%
Bond Market Index Fund
(a)
3,728,515 45,227
High Income Fund
(a)
847,030 7,657
LargeCap S&P 500 Index Fund
(a)
4,780,242 96,035
$ 148,919
TOTAL INVESTMENT COMPANIES $ 230,257
Total Investments $ 230,257
Other Assets and Liabilities -  (0.01)% (31)
TOTAL NET ASSETS - 100.00% $ 230,226
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 52.27%
Fixed Income Funds 43.15%
International Equity Funds 4.59%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 38,663 $ 11,210 $ 6,794 $ 45,227
Diversified International Fund 34,684 12,578 1,370 46,462
High Income Fund 6,654 1,910 647 7,657
International Small Company Fund 5,618 2,029 220 6,896
LargeCap S&P 500 Index Fund 64,797 27,767 2,241 96,035
MidCap S&P 400 Index Fund 15,786 5,653 9,527 11,280
Origin Emerging Markets Fund 2,561 848 100 3,672
Real Estate Securities Fund 4,510 1,417 169 5,230
SmallCap S&P 600 Index Fund 6,356 2,716 243 7,798
$ 179,629 $ 66,128 $ 21,311 $ 230,257
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 932 $ 31 $ — $ 2,117
Diversified International Fund 846 (146) — 716
High Income Fund 336 (64) — (196)
International Small Company Fund 173 (39) — (492)
LargeCap S&P 500 Index Fund 1,397 (59) 1,243 5,771
MidCap S&P 400 Index Fund 260 (263) 760 (369)
Origin Emerging Markets Fund 49 (8) — 371
Real Estate Securities Fund 68 (18) 40 (510)
SmallCap S&P 600 Index Fund 93 (60) 383 (971)
$ 4,154 $ (626) $ 2,426 $ 6,437
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.80%
Diversified International Fund
(a)
3,942,988 $ 49,130
International Small Company Fund
(a)
663,391 6,667
MidCap S&P 400 Index Fund
(a)
562,001 10,346
Origin Emerging Markets Fund
(a)
354,942 4,348
Real Estate Securities Fund
(a)
201,471 5,061
SmallCap S&P 600 Index Fund
(a)
389,647 8,257
$ 83,809
Principal Funds, Inc. Institutional Class - 63.21%
Bond Market Index Fund
(a)
2,732,687 33,148
High Income Fund
(a)
690,031 6,238
LargeCap S&P 500 Index Fund
(a)
5,204,798 104,564
$ 143,950
TOTAL INVESTMENT COMPANIES $ 227,759
Total Investments $ 227,759
Other Assets and Liabilities -  (0.01)% (31)
TOTAL NET ASSETS - 100.00% $ 227,728
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56.31%
Fixed Income Funds 38.86%
International Equity Funds 4.84%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 33,137 $ 7,605 $ 9,242 $ 33,148
Diversified International Fund 42,969 10,781 4,964 49,130
Diversified Real Asset Fund — — — —
High Income Fund 6,214 1,390 1,153 6,238
Inflation Protection Fund 78 — 79 —
International Small Company Fund 6,626 1,440 786 6,667
LargeCap S&P 500 Index Fund 79,693 26,922 8,141 104,564
MidCap S&P 400 Index Fund 20,009 4,915 13,708 10,346
Origin Emerging Markets Fund 3,548 784 406 4,348
Real Estate Securities Fund 5,173 1,040 565 5,061
SmallCap S&P 600 Index Fund 7,977 2,464 893 8,257
$ 205,424 $ 57,341 $ 39,937 $ 227,759
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 803 $ 77 $ — $ 1,571
Diversified International Fund 1,052 (128) — 472
Diversified Real Asset Fund — — — —
High Income Fund 296 (73) — (140)
Inflation Protection Fund — 1 — —
International Small Company Fund 204 (38) — (575)
LargeCap S&P 500 Index Fund 1,725 57 1,534 6,033
MidCap S&P 400 Index Fund 330 (392) 968 (478)
Origin Emerging Markets Fund 68 (11) — 433
Real Estate Securities Fund 72 (5) 46 (582)
SmallCap S&P 600 Index Fund 117 (48) 482 (1,243)
$ 4,667 $ (560) $ 3,030 $ 5,491
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.15%
Diversified International Fund
(a)
2,647,786 $ 32,991
International Small Company Fund
(a)
447,463 4,497
MidCap S&P 400 Index Fund
(a)
427,178 7,864
Origin Emerging Markets Fund
(a)
249,727 3,059
Real Estate Securities Fund
(a)
128,125 3,219
SmallCap S&P 600 Index Fund
(a)
264,510 5,605
$ 57,235
Principal Funds, Inc. Institutional Class - 59.87%
Bond Market Index Fund
(a)
1,191,120 14,449
High Income Fund
(a)
338,280 3,058
LargeCap S&P 500 Index Fund
(a)
3,376,763 67,839
$ 85,346
TOTAL INVESTMENT COMPANIES $ 142,581
Total Investments $ 142,581
Other Assets and Liabilities -  (0.02)% (25)
TOTAL NET ASSETS - 100.00% $ 142,556
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59.30%
Fixed Income Funds 35.42%
International Equity Funds 5.30%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 13,268 $ 4,019 $ 3,550 $ 14,449
Diversified International Fund 25,278 8,496 992 32,991
Diversified Real Asset Fund — — — —
High Income Fund 2,974 808 583 3,058
International Small Company Fund 3,710 1,326 143 4,497
LargeCap S&P 500 Index Fund 46,507 19,509 1,627 67,839
MidCap S&P 400 Index Fund 11,909 3,973 7,440 7,864
Origin Emerging Markets Fund 2,173 679 84 3,059
Real Estate Securities Fund 2,852 825 106 3,219
SmallCap S&P 600 Index Fund 4,763 1,839 181 5,605
$ 113,434 $ 41,474 $ 14,706 $ 142,581
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 326 $ 33 $ — $ 679
Diversified International Fund 626 (70) — 279
Diversified Real Asset Fund — — — —
High Income Fund 144 (77) — (64)
International Small Company Fund 116 (18) — (378)
LargeCap S&P 500 Index Fund 1,018 (25) 904 3,475
MidCap S&P 400 Index Fund 199 (165) 582 (413)
Origin Emerging Markets Fund 43 (4) — 295
Real Estate Securities Fund 43 (8) 26 (344)
SmallCap S&P 600 Index Fund 70 (32) 291 (784)
$ 2,585 $ (366) $ 1,803 $ 2,745
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.12%
Diversified International Fund
(a)
2,195,386 $ 27,355
International Small Company Fund
(a)
370,078 3,719
MidCap S&P 400 Index Fund
(a)
316,736 5,831
Origin Emerging Markets Fund
(a)
195,345 2,393
Real Estate Securities Fund
(a)
100,062 2,514
SmallCap S&P 600 Index Fund
(a)
219,655 4,654
$ 46,466
Principal Funds, Inc. Institutional Class - 58.90%
Bond Market Index Fund
(a)
713,608 8,656
High Income Fund
(a)
206,454 1,866
LargeCap S&P 500 Index Fund
(a)
2,788,727 56,026
$ 66,548
TOTAL INVESTMENT COMPANIES $ 113,014
Total Investments $ 113,014
Other Assets and Liabilities -  (0.02)% (24)
TOTAL NET ASSETS - 100.00% $ 112,990
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61.09%
Fixed Income Funds 33.52%
International Equity Funds 5.41%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 8,916 $ 2,763 $ 3,428 $ 8,656
Diversified International Fund 23,933 7,232 4,196 27,355
High Income Fund 2,100 600 757 1,866
International Small Company Fund 3,599 1,050 628 3,719
LargeCap S&P 500 Index Fund 43,999 16,577 7,755 56,026
MidCap S&P 400 Index Fund 11,260 3,280 8,335 5,831
Origin Emerging Markets Fund 1,962 533 344 2,393
Real Estate Securities Fund 2,572 638 431 2,514
SmallCap S&P 600 Index Fund 4,599 1,499 774 4,654
$ 102,940 $ 34,172 $ 26,648 $ 113,014
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 215 $ 24 $ — $ 381
Diversified International Fund 584 (48) — 434
High Income Fund 91 (62) — (15)
International Small Company Fund 110 (19) — (283)
LargeCap S&P 500 Index Fund 950 31 844 3,174
MidCap S&P 400 Index Fund 185 (189) 543 (185)
Origin Emerging Markets Fund 38 (4) — 246
Real Estate Securities Fund 35 3 23 (268)
SmallCap S&P 600 Index Fund 67 (29) 277 (641)
$ 2,275 $ (293) $ 1,687 $ 2,843
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.97%
Diversified International Fund
(a)
964,298 $ 12,015
International Small Company Fund
(a)
164,131 1,650
MidCap S&P 400 Index Fund
(a)
161,514 2,973
Origin Emerging Markets Fund
(a)
91,891 1,126
Real Estate Securities Fund
(a)
43,250 1,086
SmallCap S&P 600 Index Fund
(a)
96,983 2,055
$ 20,905
Principal Funds, Inc. Institutional Class - 57.07%
Bond Market Index Fund
(a)
232,290 2,818
High Income Fund
(a)
87,555 791
LargeCap S&P 500 Index Fund
(a)
1,202,435 24,157
$ 27,766
TOTAL INVESTMENT COMPANIES $ 48,671
Total Investments $ 48,671
Other Assets and Liabilities -  (0.04)% (19)
TOTAL NET ASSETS - 100.00% $ 48,652
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62.21%
Fixed Income Funds 32.12%
International Equity Funds 5.71%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 2,147 $ 735 $ 196 $ 2,818
Diversified International Fund 8,783 3,772 647 12,015
Diversified Real Asset Fund — — — —
High Income Fund 684 226 97 791
International Small Company Fund 1,314 566 96 1,650
LargeCap S&P 500 Index Fund 15,996 8,046 1,064 24,157
MidCap S&P 400 Index Fund 4,169 1,755 2,766 2,973
Origin Emerging Markets Fund 765 309 56 1,126
Real Estate Securities Fund 918 344 64 1,086
SmallCap S&P 600 Index Fund 1,688 767 119 2,055
$ 36,464 $ 16,520 $ 5,105 $ 48,671
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 53 $ 1 $ — $ 131
Diversified International Fund 219 (82) — 189
Diversified Real Asset Fund — — — —
High Income Fund 34 (4) — (18)
International Small Company Fund 42 (18) — (116)
LargeCap S&P 500 Index Fund 353 (56) 314 1,235
MidCap S&P 400 Index Fund 70 (75) 205 (110)
Origin Emerging Markets Fund 15 (6) — 114
Real Estate Securities Fund 14 (7) 8 (105)
SmallCap S&P 600 Index Fund 25 (30) 104 (251)
$ 825 $ (277) $ 631 $ 1,069
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.11% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.27%
Diversified International Fund
(a)
331,751 $ 4,134
International Small Company Fund
(a)
56,714 570
MidCap S&P 400 Index Fund
(a)
57,314 1,055
Origin Emerging Markets Fund
(a)
33,635 412
Real Estate Securities Fund
(a)
14,664 368
SmallCap S&P 600 Index Fund
(a)
33,545 711
$ 7,250
Principal Funds, Inc. Institutional Class - 55.84%
Bond Market Index Fund
(a)
57,389 696
High Income Fund
(a)
23,968 217
LargeCap S&P 500 Index Fund
(a)
409,830 8,233
$ 9,146
TOTAL INVESTMENT COMPANIES $ 16,396
Total Investments $ 16,396
Other Assets and Liabilities -  (0.11)% (18)
TOTAL NET ASSETS - 100.00% $ 16,378
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.30%
Fixed Income Funds 30.81%
International Equity Funds 6.00%
Other Assets and Liabilities
(0.11)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 549 $ 272 $ 156 $ 696
Diversified International Fund 3,093 1,717 751 4,134
Diversified Real Asset Fund — — — —
High Income Fund 200 85 63 217
International Small Company Fund 453 265 110 570
LargeCap S&P 500 Index Fund 5,562 3,432 1,228 8,233
MidCap S&P 400 Index Fund 1,450 798 1,155 1,055
Origin Emerging Markets Fund 287 154 71 412
Real Estate Securities Fund 316 159 74 368
SmallCap S&P 600 Index Fund 594 340 139 711
$ 12,504 $ 7,222 $ 3,747 $ 16,396
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 13 $ — $ — $ 31
Diversified International Fund 73 (51) — 126
Diversified Real Asset Fund — — — —
High Income Fund 9 (2) — (3)
International Small Company Fund 14 (12) — (26)
LargeCap S&P 500 Index Fund 116 (24) 103 491
MidCap S&P 400 Index Fund 23 (38) 67 —
Origin Emerging Markets Fund 5 (4) — 46
Real Estate Securities Fund 5 (4) 3 (29)
SmallCap S&P 600 Index Fund 8 (23) 35 (61)
$ 266 $ (158) $ 208 $ 575
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.33% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45.65%
Diversified International Fund
(a)
62,316 $ 777
International Small Company Fund
(a)
10,666 107
MidCap S&P 400 Index Fund
(a)
11,280 208
Origin Emerging Markets Fund
(a)
6,290 77
Real Estate Securities Fund
(a)
2,823 71
SmallCap S&P 600 Index Fund
(a)
6,341 134
$ 1,374
Principal Funds, Inc. Institutional Class - 54.68%
Bond Market Index Fund
(a)
7,591 92
High Income Fund
(a)
3,528 32
LargeCap S&P 500 Index Fund
(a)
75,762 1,522
$ 1,646
TOTAL INVESTMENT COMPANIES $ 3,020
Total Investments $ 3,020
Other Assets and Liabilities -  (0.33)% (10)
TOTAL NET ASSETS - 100.00% $ 3,010
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.28%
Fixed Income Funds 29.93%
International Equity Funds 6.12%
Other Assets and Liabilities
(0.33)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 55 $ 97 $ 65 $ 92
Diversified International Fund 336 704 286 777
High Income Fund 21 33 20 32
International Small Company Fund 49 105 42 107
LargeCap S&P 500 Index Fund 612 1,289 468 1,522
MidCap S&P 400 Index Fund 157 323 272 208
Origin Emerging Markets Fund 30 65 26 77
Real Estate Securities Fund 35 67 27 71
SmallCap S&P 600 Index Fund 65 135 55 134
$ 1,360 $ 2,818 $ 1,261 $ 3,020
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2 $ — $ — $ 5
Diversified International Fund 11 (1) — 24
High Income Fund 2 — — (2)
International Small Company Fund 2 — — (5)
LargeCap S&P 500 Index Fund 17 — 15 89
MidCap S&P 400 Index Fund 3 (2) 10 2
Origin Emerging Markets Fund 1 — — 8
Real Estate Securities Fund 1 — — (4)
SmallCap S&P 600 Index Fund 1 — 5 (11)
$ 40 $ (3) $ 30 $ 106
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 12.29%
Diversified International Fund
(a)
294,414 $ 3,668
Diversified Real Asset Fund
(a)
129,056 1,401
International Small Company Fund
(a)
54,004 543
MidCap S&P 400 Index Fund
(a)
63,421 1,168
SmallCap S&P 600 Index Fund
(a)
35,712 757
$ 7,537
Principal Funds, Inc. Institutional Class - 87.75%
Bond Market Index Fund
(a)
2,105,361 25,538
High Income Fund
(a)
476,728 4,310
Inflation Protection Fund
(a)
305,456 2,844
LargeCap S&P 500 Index Fund
(a)
377,950 7,593
Short-Term Income Fund
(a)
1,077,915 13,538
$ 53,823
TOTAL INVESTMENT COMPANIES $ 61,360
Total Investments $ 61,360
Other Assets and Liabilities -  (0.04)% (22)
TOTAL NET ASSETS - 100.00% $ 61,338
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 81.35%
Domestic Equity Funds 15.52%
Specialty Funds 2.28%
International Equity Funds 0.89%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 24,370 $ 4,953 $ 4,922 $ 25,538
Diversified International Fund 3,341 1,414 1,227 3,668
Diversified Real Asset Fund 1,239 586 411 1,401
High Income Fund 4,218 1,009 780 4,310
Inflation Protection Fund 2,698 513 562 2,844
International Small Company Fund 563 239 231 543
LargeCap S&P 500 Index Fund 6,297 3,330 2,757 7,593
MidCap S&P 400 Index Fund 1,576 678 1,088 1,168
Short-Term Income Fund 12,196 3,550 2,443 13,538
SmallCap S&P 600 Index Fund 610 281 65 757
$ 57,108 $ 16,553 $ 14,486 $ 61,360
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 570 $ 37 $ — $ 1,100
Diversified International Fund 79 (64) — 204
Diversified Real Asset Fund 30 (8) — (5)
High Income Fund 192 (47) — (90)
Inflation Protection Fund 16 3 — 192
International Small Company Fund 17 (18) — (10)
LargeCap S&P 500 Index Fund 132 95 118 628
MidCap S&P 400 Index Fund 25 15 74 (13)
Short-Term Income Fund 192 — — 235
SmallCap S&P 600 Index Fund 9 (8) 35 (61)
$ 1,262 $ 5 $ 227 $ 2,180
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.48%
Blue Chip Fund
(a)
631,676 $ 19,942
Core Fixed Income Fund
(a)
10,937,291 113,310
Diversified International Fund
(a)
993,362 12,377
Diversified Real Asset Fund
(a)
684,651 7,435
International Small Company Fund
(a)
355,017 3,568
MidCap Fund
(a)
400,016 12,461
SmallCap Growth Fund I
(a),(b)
205,954 3,061
SmallCap Value Fund II
(a)
190,829 1,645
$ 173,799
Principal Funds, Inc. Institutional Class - 59.54%
Bond Market Index Fund
(a)
5,789,287 70,224
Equity Income Fund
(a)
425,960 12,953
High Income Fund
(a)
3,434,272 31,046
Inflation Protection Fund
(a)
2,193,704 20,423
LargeCap S&P 500 Index Fund
(a)
846,969 17,016
Overseas Fund
(a)
1,292,726 10,807
Short-Term Income Fund
(a)
7,417,022 93,158
$ 255,627
TOTAL INVESTMENT COMPANIES $ 429,426
Total Investments $ 429,426
Other Assets and Liabilities -  (0.02)% (72)
TOTAL NET ASSETS - 100.00% $ 429,354
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.31%
Domestic Equity Funds 15.63%
International Equity Funds 3.35%
Specialty Funds 1.73%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 16,284 $ 7,216 $ 8,383 $ 19,942
Bond Market Index Fund 70,971 8,683 12,681 70,224
Core Fixed Income Fund 110,221 14,324 17,052 113,310
Diversified International Fund 11,234 2,645 1,505 12,377
Diversified Real Asset Fund 7,095 1,413 699 7,435
Equity Income Fund 13,974 2,152 2,183 12,953
High Income Fund 31,020 4,961 3,903 31,046
Inflation Protection Fund 19,721 2,403 3,164 20,423
International Small Company Fund 3,611 797 474 3,568
LargeCap S&P 500 Index Fund 14,765 6,535 6,149 17,016
MidCap Fund 12,324 1,887 1,982 12,461
Overseas Fund 10,881 3,019 1,447 10,807
Short-Term Income Fund 90,468 14,781 13,789 93,158
SmallCap Growth Fund I 2,399 493 140 3,061
SmallCap Value Fund II 2,242 270 559 1,645
$ 417,210 $ 71,579 $ 74,110 $ 429,426
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 132 $ 1,803 $ 637 $ 3,022
Bond Market Index Fund 1,615 88 — 3,163
Core Fixed Income Fund 2,176 (111) — 5,928
Diversified International Fund 262 (403) — 406
Diversified Real Asset Fund 169 (22) — (352)
Equity Income Fund 204 497 381 (1,487)
High Income Fund 1,425 (280) — (752)
Inflation Protection Fund 117 (78) — 1,541
International Small Company Fund 106 (41) — (325)
LargeCap S&P 500 Index Fund 307 813 273 1,052
MidCap Fund 82 491 511 (259)
Overseas Fund 339 (166) — (1,480)
Short-Term Income Fund 1,395 (11) — 1,709
SmallCap Growth Fund I — 15 179 294
SmallCap Value Fund II 21 69 — (377)
$ 8,350 $ 2,664 $ 1,981 $ 12,083
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.54% Shares Held Value (000's)
Money Market Funds - 1.54%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
73,959,802 $ 73,960
TOTAL INVESTMENT COMPANIES $ 73,960
COMMON STOCKS - 98.63% Shares Held Value (000's)
Lodging - 0.44%
Choice Hotels International Inc 131,470 $ 11,049
Hilton Worldwide Holdings Inc 136,221 10,223
$ 21,272
REITs - 98.19%
Alexandria Real Estate Equities Inc 946,550 168,060
American Assets Trust Inc 986,682 26,640
American Campus Communities Inc 388,905 13,861
American Homes 4 Rent 6,704,870 194,441
American Tower Corp 522,784 136,651
Apartment Investment and Management Co 2,630,543 102,118
AvalonBay Communities Inc 1,879,777 287,831
Boston Properties Inc 1,005,586 89,588
Brandywine Realty Trust 2,317,197 25,095
Camden Property Trust 817,170 74,207
CoreSite Realty Corp 568,900 73,417
Cousins Properties Inc 2,999,973 92,159
CubeSmart 2,430,134 72,102
CyrusOne Inc 998,032 83,256
DiamondRock Hospitality Co 3,223,735 14,894
Digital Realty Trust Inc 247,623 39,753
Equinix Inc 636,524 499,977
Equity LifeStyle Properties Inc 1,571,796 107,385
Equity Residential 1,108,539 59,451
Essential Properties Realty Trust Inc 2,475,377 39,854
Essex Property Trust Inc 700,382 154,602
Extra Space Storage Inc 1,101,833 113,863
First Industrial Realty Trust Inc 1,181,208 51,879
Healthcare Trust of America Inc 5,471,546 151,069
Healthpeak Properties Inc 1,115,942 30,454
Invitation Homes Inc 9,396,141 280,193
Kilroy Realty Corp 1,020,087 59,440
Park Hotels & Resorts Inc 3,665,548 30,314
Prologis Inc 5,204,648 548,674
PS Business Parks Inc 82,223 11,343
Public Storage 221,997 44,373
Regency Centers Corp 1,669,049 68,481
Rexford Industrial Realty Inc 1,582,346 74,260
Sabra Health Care REIT Inc 3,946,300 58,168
Saul Centers Inc 460,406 14,139
Simon Property Group Inc 675,289 42,104
STORE Capital Corp 5,041,913 119,443
Sun Communities Inc 1,098,646 164,720
Taubman Centers Inc 239,808 9,285
Terreno Realty Corp 1,850,208 112,419
Ventas Inc 1,737,447 66,648
VICI Properties Inc 3,673,539 79,753
Welltower Inc 3,931,522 210,572
Weyerhaeuser Co 1,159,185 32,237
$ 4,729,173
TOTAL COMMON STOCKS $ 4,750,445
Total Investments $ 4,824,405
Other Assets and Liabilities -  (0.17)% (8,207)
TOTAL NET ASSETS - 100.00% $ 4,816,198
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 98.19%
Money Market Funds 1.54%
Consumer, Cyclical 0.44%
Other Assets and Liabilities
(0.17)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,955 $ 781,603 $ 806,598 $ 73,960
$ 98,955 $ 781,603 $ 806,598 $ 73,960
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 556 $ — $ — $ —
$ 556 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.43% Shares Held Value (000's)
Money Market Funds - 1.95%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
85,032,164 $ 85,032
Principal Exchange-Traded Funds - 17.55%
Principal Active Global Dividend Income ETF
(a)
7,864,100 216,687
Principal Active Income ETF
(a)
535,210 20,044
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
13,609,257 429,780
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
3,542,700 99,908
$ 766,419
Principal Funds, Inc. Class R-6 - 50.71%
Blue Chip Fund
(a)
13,556,589 427,982
Core Fixed Income Fund
(a)
50,863,729 526,948
Diversified International Fund
(a)
40,213,874 501,065
Diversified Real Asset Fund
(a)
9,967,387 108,246
Edge MidCap Fund
(a)
12,163,697 176,617
Global Diversified Income Fund
(a)
1,768,421 21,840
Global Real Estate Securities Fund
(a)
14,565,937 131,093
High Yield Fund
(a)
11,088,824 77,400
International Small Company Fund
(a)
5,411,802 54,389
Origin Emerging Markets Fund
(a)
5,490,890 67,263
Spectrum Preferred and Capital Securities Income
Fund
(a)
12,024,123 121,323
$ 2,214,166
Principal Funds, Inc. Institutional Class - 29.22%
Equity Income Fund
(a)
20,185,789 613,850
Government & High Quality Bond Fund
(a)
24,603,321 261,533
Inflation Protection Fund
(a)
7,313,276 68,087
Short-Term Income Fund
(a)
26,438,455 332,067
$ 1,275,537
TOTAL INVESTMENT COMPANIES $ 4,341,154
Total Investments $ 4,341,154
Other Assets and Liabilities -  0.57% 25,077
TOTAL NET ASSETS - 100.00% $ 4,366,231
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 43.72%
Domestic Equity Funds 40.03%
International Equity Funds 10.75%
Specialty Funds 2.98%
Money Market Funds 1.95%
Other Assets and Liabilities
0.57%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 406,108 $ 19,500 $ 72,229 $ 427,982
Core Fixed Income Fund 565,998 34,157 98,461 526,948
Diversified International Fund 531,670 16,128 44,446 501,065
Diversified Real Asset Fund 145,693 4,671 33,378 108,246
Edge MidCap Fund 190,950 9,420 13,454 176,617
Equity Income Fund 593,088 100,126 28,493 613,850
Global Diversified Income Fund — 21,840 — 21,840
Global Real Estate Securities Fund 138,105 23,711 6,716 131,093
Government & High Quality Bond Fund 311,045 9,123 61,149 261,533
High Yield Fund 69,618 15,642 6,628 77,400
Inflation Protection Fund 70,713 3,655 11,230 68,087
International Small Company Fund 67,892 2,597 9,602 54,389
Origin Emerging Markets Fund 67,284 1,763 7,816 67,263
Principal Active Global Dividend Income ETF 222,837 — — 216,687
Principal Active Income ETF 62,826 3,576 41,545 20,044
Principal Government Money Market Fund - Institutional Class 0.00% 7,829 159,504 82,301 85,032
Principal Investment Grade Corporate Active ETF 35,425 — 36,240 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 450,514 — 48,795 429,780
Principal U.S. Small-Cap Multi-Factor Index ETF 110,709 — — 99,908
Short-Term Income Fund 357,830 8,152 40,401 332,067
Spectrum Preferred and Capital Securities Income Fund 123,636 6,370 5,227 121,323
$ 4,529,770 $ 439,935 $ 648,111 $ 4,341,154
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 3,292 $ 10,702 $ 15,833 $ 63,901
Core Fixed Income Fund 10,579 (21) — 25,275
Diversified International Fund 12,379 (161) — (2,126)
Diversified Real Asset Fund 3,467 (445) — (8,295)
Edge MidCap Fund 1,988 (644) 5,765 (9,655)
Equity Income Fund 8,720 (452) 16,171 (50,419)
Global Diversified Income Fund — — — —
Global Real Estate Securities Fund 1,726 (308) 3,901 (23,699)
Government & High Quality Bond Fund 5,698 291 — 2,223
High Yield Fund 2,915 (466) — (766)
Inflation Protection Fund 409 182 — 4,767
International Small Company Fund 1,974 (127) — (6,371)
Origin Emerging Markets Fund 1,224 (173) — 6,205
Principal Active Global Dividend Income ETF 3,995 — — (6,150)
Principal Active Income ETF 2,303 (2,466) — (2,347)
Principal Government Money Market Fund - Institutional Class 0.00% 92 — — —
Principal Investment Grade Corporate Active ETF 1,664 3,733 292 (2,918)
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,741 6,869 — 21,192
Principal U.S. Small-Cap Multi-Factor Index ETF 1,207 — — (10,801)
Short-Term Income Fund 5,309 (6) — 6,492
Spectrum Preferred and Capital Securities Income Fund 4,468 (574) — (2,882)
$ 80,150 $ 15,934 $ 41,962 $ 3,626
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 98.23% Shares Held Value (000's)
Money Market Funds - 1.75%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
29,128,320 $ 29,128
Principal Exchange-Traded Funds - 10.76%
Principal Active Global Dividend Income ETF
(a)
1,207,000 33,258
Principal Active Income ETF
(a)
391,412 14,658
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
3,430,648 108,340
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
827,700 23,342
$ 179,598
Principal Funds, Inc. Class R-6 - 52.76%
Blue Chip Fund
(a)
3,786,169 119,530
Core Fixed Income Fund
(a)
29,992,841 310,726
Diversified International Fund
(a)
10,869,425 135,433
Diversified Real Asset Fund
(a)
3,438,878 37,346
Edge MidCap Fund
(a)
3,301,706 47,941
Global Diversified Income Fund
(a)
2,920,002 36,062
Global Real Estate Securities Fund
(a)
5,187,691 46,689
High Yield Fund
(a)
6,499,038 45,363
International Small Company Fund
(a)
1,235,329 12,415
Origin Emerging Markets Fund
(a)
1,479,680 18,126
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,972,482 70,352
$ 879,983
Principal Funds, Inc. Institutional Class - 32.96%
Equity Income Fund
(a)
5,388,384 163,861
Government & High Quality Bond Fund
(a)
14,645,409 155,681
Inflation Protection Fund
(a)
4,555,287 42,410
Short-Term Income Fund
(a)
14,955,272 187,838
$ 549,790
TOTAL INVESTMENT COMPANIES $ 1,638,499
Total Investments $ 1,638,499
Other Assets and Liabilities -  1.77% 29,449
TOTAL NET ASSETS - 100.00% $ 1,667,948
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57.70%
Domestic Equity Funds 27.76%
International Equity Funds 6.62%
Specialty Funds 4.40%
Money Market Funds 1.75%
Other Assets and Liabilities
1.77%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 108,151 $ 6,108 $ 15,300 $ 119,530
Core Fixed Income Fund 315,737 22,827 43,087 310,726
Diversified International Fund 140,205 6,288 10,821 135,433
Diversified Real Asset Fund 49,575 1,915 11,206 37,346
Edge MidCap Fund 49,778 3,320 2,749 47,941
Equity Income Fund 151,370 33,564 8,331 163,861
Global Diversified Income Fund 46,347 2,973 8,852 36,062
Global Real Estate Securities Fund 40,405 15,370 2,171 46,689
Government & High Quality Bond Fund 179,835 6,400 32,034 155,681
High Yield Fund 39,478 9,760 3,225 45,363
Inflation Protection Fund 44,080 741 5,589 42,410
International Small Company Fund 17,731 659 4,310 12,415
Origin Emerging Markets Fund 17,660 493 1,674 18,126
Principal Active Global Dividend Income ETF 34,202 — — 33,258
Principal Active Income ETF 46,182 2,376 30,384 14,658
Principal Government Money Market Fund - Institutional Class 0.00% 4,221 49,713 24,806 29,128
Principal Investment Grade Corporate Active ETF 17,606 — 18,075 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 106,540 — 4,876 108,340
Principal U.S. Small-Cap Multi-Factor Index ETF 25,866 — — 23,342
Short-Term Income Fund 196,132 5,791 17,774 187,838
Spectrum Preferred and Capital Securities Income Fund 71,103 4,637 3,451 70,352
$ 1,702,204 $ 172,935 $ 248,715 $ 1,638,499
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 881 $ 800 $ 4,231 $ 19,771
Core Fixed Income Fund 6,074 (343) — 15,592
Diversified International Fund 3,282 (12) — (227)
Diversified Real Asset Fund 1,181 (133) — (2,805)
Edge MidCap Fund 521 (9) 1,508 (2,399)
Equity Income Fund 2,232 (3) 4,133 (12,739)
Global Diversified Income Fund 1,715 (905) — (3,501)
Global Real Estate Securities Fund 507 (200) 1,143 (6,715)
Government & High Quality Bond Fund 3,339 (310) — 1,790
High Yield Fund 1,667 (215) — (435)
Inflation Protection Fund 258 89 — 3,089
International Small Company Fund 518 (3) — (1,662)
Origin Emerging Markets Fund 322 (38) — 1,685
Principal Active Global Dividend Income ETF 613 — — (944)
Principal Active Income ETF 1,689 (1,426) — (2,090)
Principal Government Money Market Fund - Institutional Class 0.00% 40 — — —
Principal Investment Grade Corporate Active ETF 846 1,919 145 (1,450)
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,594 638 — 6,038
Principal U.S. Small-Cap Multi-Factor Index ETF 282 — — (2,524)
Short-Term Income Fund 2,954 11 — 3,678
Spectrum Preferred and Capital Securities Income Fund 2,575 (288) — (1,649)
$ 33,090 $ (428) $ 11,160 $ 12,503
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 2.69%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
77,934,511 $ 77,935
Principal Exchange-Traded Funds - 20.14%
Principal Active Global Dividend Income ETF
(a)
3,580,000 98,643
Principal Active Income ETF
(a)
359,266 13,454
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
11,991,445 378,690
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
3,294,800 92,917
$ 583,704
Principal Funds, Inc. Class R-6 - 52.10%
Blue Chip Fund
(a)
12,515,318 395,109
Core Fixed Income Fund
(a)
13,479,426 139,647
Diversified International Fund
(a)
39,389,972 490,799
Diversified Real Asset Fund
(a)
7,401,695 80,382
Edge MidCap Fund
(a)
11,666,923 169,404
Global Real Estate Securities Fund
(a)
9,693,163 87,238
International Small Company Fund
(a)
5,017,965 50,431
Origin Emerging Markets Fund
(a)
4,643,455 56,882
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,928,996 39,644
$ 1,509,536
Principal Funds, Inc. Institutional Class - 25.13%
Equity Income Fund
(a)
17,220,038 523,661
Government & High Quality Bond Fund
(a)
7,407,276 78,739
Short-Term Income Fund
(a)
10,008,411 125,706
$ 728,106
TOTAL INVESTMENT COMPANIES $ 2,899,281
Total Investments $ 2,899,281
Other Assets and Liabilities -  (0.06)% (1,765)
TOTAL NET ASSETS - 100.00% $ 2,897,516
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53.84%
Fixed Income Funds 30.65%
International Equity Funds 10.11%
Specialty Funds 2.77%
Money Market Funds 2.69%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 375,472 $ 18,096 $ 65,245 $ 395,109
Core Fixed Income Fund 150,120 14,914 31,553 139,647
Diversified International Fund 522,917 13,629 43,079 490,799
Diversified Real Asset Fund 108,274 2,861 24,120 80,382
Edge MidCap Fund 183,785 8,072 12,478 169,404
Equity Income Fund 525,258 73,867 30,021 523,661
Global Real Estate Securities Fund 106,781 6,155 6,639 87,238
Government & High Quality Bond Fund 94,691 2,642 19,363 78,739
International Small Company Fund 58,855 1,939 4,629 50,431
Origin Emerging Markets Fund 61,517 1,174 10,738 56,882
Principal Active Global Dividend Income ETF 101,443 — — 98,643
Principal Active Income ETF 40,782 3,809 27,889 13,454
Principal Government Money Market Fund - Institutional Class 0.00% 7,808 108,765 38,638 77,935
Principal Investment Grade Corporate Active ETF 15,564 — 15,889 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 395,274 — 36,044 378,690
Principal U.S. Small-Cap Multi-Factor Index ETF 102,963 — — 92,917
Short-Term Income Fund 137,658 2,781 17,241 125,706
Spectrum Preferred and Capital Securities Income Fund 47,789 1,652 8,413 39,644
$ 3,036,951 $ 260,356 $ 391,979 $ 2,899,281
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 3,041 $ 8,151 $ 14,633 $ 58,635
Core Fixed Income Fund 2,769 (51) — 6,217
Diversified International Fund 12,172 (1,007) — (1,661)
Diversified Real Asset Fund 2,586 (644) — (5,989)
Edge MidCap Fund 1,914 (358) 5,549 (9,617)
Equity Income Fund 7,677 (866) 14,272 (44,577)
Global Real Estate Securities Fund 1,334 (690) 3,022 (18,369)
Government & High Quality Bond Fund 1,753 145 — 624
International Small Company Fund 1,715 (33) — (5,701)
Origin Emerging Markets Fund 1,115 1,378 — 3,551
Principal Active Global Dividend Income ETF 1,819 — — (2,800)
Principal Active Income ETF 1,523 (1,756) — (1,492)
Principal Government Money Market Fund - Institutional Class 0.00% 73 — — —
Principal Investment Grade Corporate Active ETF 721 1,609 128 (1,284)
Principal U.S. Mega-Cap Multi-Factor Index ETF 5,743 1,116 — 18,344
Principal U.S. Small-Cap Multi-Factor Index ETF 1,123 — — (10,046)
Short-Term Income Fund 2,047 112 — 2,396
Spectrum Preferred and Capital Securities Income Fund 1,567 (264) — (1,120)
$ 50,692 $ 6,842 $ 37,604 $ (12,889)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 102.47% Shares Held Value (000's)
Money Market Funds - 4.89%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
131,927,993 $ 131,928
Principal Exchange-Traded Funds - 18.19%
Principal Active Global Dividend Income ETF
(a)
4,307,100 118,678
Principal Active Income ETF
(a)
4,689,042 175,603
Principal Investment Grade Corporate Active
ETF
(a)
3,703,702 102,156
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
2,980,095 94,111
$ 490,548
Principal Funds, Inc. Class R-6 - 39.61%
Blue Chip Fund
(a)
1,647,163 52,001
Core Fixed Income Fund
(a)
54,386,924 563,449
Edge MidCap Fund
(a)
2,936,728 42,641
Global Diversified Income Fund
(a)
5,250,571 64,845
Global Real Estate Securities Fund
(a)
8,977,613 80,798
High Yield Fund
(a)
16,847,466 117,595
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,534,122 146,649
$ 1,067,978
Principal Funds, Inc. Institutional Class - 39.78%
Equity Income Fund
(a)
6,090,848 185,223
Government & High Quality Bond Fund
(a)
36,650,258 389,592
Inflation Protection Fund
(a)
17,083,995 159,052
Short-Term Income Fund
(a)
26,958,435 338,598
$ 1,072,465
TOTAL INVESTMENT COMPANIES $ 2,762,919
Total Investments $ 2,762,919
Other Assets and Liabilities -  (2.47)% (66,575)
TOTAL NET ASSETS - 100.00% $ 2,696,344
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 73.91%
Domestic Equity Funds 13.87%
International Equity Funds 7.40%
Money Market Funds 4.89%
Specialty Funds 2.40%
Other Assets and Liabilities
(2.47)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 46,364 $ 4,122 $ 7,518 $ 52,001
Core Fixed Income Fund 662,002 38,467 169,783 563,449
Edge MidCap Fund 41,613 4,551 1,495 42,641
Equity Income Fund 187,990 21,119 7,950 185,223
Global Diversified Income Fund 133,754 11,166 67,368 64,845
Global Real Estate Securities Fund 103,279 9,508 13,818 80,798
Government & High Quality Bond Fund 338,748 72,702 24,732 389,592
High Yield Fund 118,071 9,114 7,562 117,595
Inflation Protection Fund 171,714 4,905 29,457 159,052
Principal Active Global Dividend Income ETF 206,205 — 81,909 118,678
Principal Active Income ETF 71,724 109,030 — 175,603
Principal Government Money Market Fund - Institutional Class 0.00% 4,990 227,720 100,782 131,928
Principal Investment Grade Corporate Active ETF 41,326 61,485 1,597 102,156
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,879 — 4,586 94,111
Short-Term Income Fund 341,851 17,162 26,926 338,598
Spectrum Preferred and Capital Securities Income Fund 141,989 12,700 4,523 146,649
$ 2,704,499 $ 603,751 $ 550,006 $ 2,762,919
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 379 $ 388 $ 1,814 $ 8,645
Core Fixed Income Fund 12,933 4,735 — 28,028
Edge MidCap Fund 438 (6) 1,270 (2,022)
Equity Income Fund 2,861 (404) 5,170 (15,532)
Global Diversified Income Fund 5,068 (6,551) — (6,156)
Global Real Estate Securities Fund 1,272 (512) 2,901 (17,659)
Government & High Quality Bond Fund 6,480 (773) — 3,647
High Yield Fund 5,114 (541) — (1,487)
Inflation Protection Fund 1,004 331 — 11,559
Principal Active Global Dividend Income ETF 3,697 (1,932) — (3,686)
Principal Active Income ETF 2,613 — — (5,151)
Principal Government Money Market Fund - Institutional Class 0.00% 60 — — —
Principal Investment Grade Corporate Active ETF 2,013 120 340 822
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,390 760 — 5,058
Short-Term Income Fund 5,232 (194) — 6,705
Spectrum Preferred and Capital Securities Income Fund 5,254 (141) — (3,376)
$ 55,808 $ (4,720) $ 11,495 $ 9,395
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Money Market Funds - 1.60%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
29,202,408 $ 29,202
Principal Exchange-Traded Funds - 18.89%
Principal Active Global Dividend Income ETF
(a)
2,287,000 63,016
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
6,647,800 209,937
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
2,534,500 71,476
$ 344,429
Principal Funds, Inc. Class R-6 - 59.58%
Blue Chip Fund
(a)
9,391,421 296,487
Diversified International Fund
(a)
29,891,959 372,454
Edge MidCap Fund
(a)
8,086,677 117,419
Global Real Estate Securities Fund
(a)
7,138,327 64,245
International Small Company Fund
(a)
3,619,357 36,375
LargeCap Growth Fund I
(a)
5,205,626 99,167
Origin Emerging Markets Fund
(a)
8,181,078 100,218
$ 1,086,365
Principal Funds, Inc. Institutional Class - 20.00%
Equity Income Fund
(a)
10,699,300 325,366
LargeCap Value Fund III
(a)
2,636,238 39,280
$ 364,646
TOTAL INVESTMENT COMPANIES $ 1,824,642
Total Investments $ 1,824,642
Other Assets and Liabilities -  (0.07)% (1,216)
TOTAL NET ASSETS - 100.00% $ 1,823,426
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.57%
Fixed Income Funds 20.43%
International Equity Funds 14.47%
Money Market Funds 1.60%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 285,159 $ 14,233 $ 52,120 $ 296,487
Diversified International Fund 403,207 12,865 41,694 372,454
Edge MidCap Fund 124,535 6,687 7,218 117,419
Equity Income Fund 352,436 20,082 16,482 325,366
Global Real Estate Securities Fund 99,188 6,003 23,171 64,245
International Small Company Fund 47,362 2,229 8,747 36,375
LargeCap Growth Fund I 92,613 8,038 16,768 99,167
LargeCap Value Fund III 45,138 3,621 3,015 39,280
Origin Emerging Markets Fund 100,810 2,464 12,141 100,218
Principal Active Global Dividend Income ETF 109,292 — 43,298 63,016
Principal Government Money Market Fund - Institutional Class 0.00% 6,346 88,002 65,146 29,202
Principal U.S. Mega-Cap Multi-Factor Index ETF 134,670 77,376 7,972 209,937
Principal U.S. Small-Cap Multi-Factor Index ETF 79,203 — — 71,476
$ 1,879,959 $ 241,600 $ 297,772 $ 1,824,642
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,321 $ 2,117 $ 11,164 $ 47,098
Diversified International Fund 9,429 (970) — (954)
Edge MidCap Fund 1,304 (425) 3,777 (6,160)
Equity Income Fund 5,230 (1,534) 9,664 (29,136)
Global Real Estate Securities Fund 1,248 (1,299) 2,814 (16,476)
International Small Company Fund 1,345 (306) — (4,163)
LargeCap Growth Fund I 250 170 7,119 15,114
LargeCap Value Fund III 1,045 (361) 1,856 (6,103)
Origin Emerging Markets Fund 1,828 93 — 8,992
Principal Active Global Dividend Income ETF 1,960 2,372 — (5,350)
Principal Government Money Market Fund - Institutional Class 0.00% 52 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,916 (1,053) — 6,916
Principal U.S. Small-Cap Multi-Factor Index ETF 864 — — (7,727)
$ 28,792 $ (1,196) $ 36,394 $ 2,051
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.68% Shares Held Value (000's)
Money Market Funds - 0.68%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
587,801 $ 588
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
37,652,414 37,652
$ 38,240
TOTAL INVESTMENT COMPANIES $ 38,240
BONDS - 88.23%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.51%
General Dynamics Corp
3.00%, 05/11/2021 $ 9,750 $ 9,952
3.25%, 04/01/2025 5,400 6,035
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,867
Raytheon Technologies Corp
3.20%, 03/15/2024
(e)
6,750 7,321
$ 28,175
Agriculture - 0.18%
Cargill Inc
1.38%, 07/23/2023
(e)
9,800 10,026
Airlines - 0.27%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
7,800 8,082
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 8,791 7,132
$ 15,214
Automobile Asset Backed Securities - 6.02%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 4,467 4,470
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 5,158 5,204
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 5,489 5,560
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 2,513 2,522
2.97%, 11/20/2023 7,300 7,456
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,901
2.43%, 09/19/2022 4,677 4,700
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 7,311 7,363
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 8,900 8,936
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 13,500 13,511
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(e)
3,808 3,832
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(e)
6,455 6,499
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(e)
806 808
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(e)
1,444 1,448
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(e)
3,543 3,558
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(e)
5,587 5,620
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
8,272 8,341
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
6,780 6,801
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
14,000 14,171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
$ 11,500 $ 11,851
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,571
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
11,700 12,642
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
13,000 13,457
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
16,000 16,191
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 18,049
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 247 247
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 3,577 3,581
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 12,000 12,006
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(e)
1,152 1,154
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 18,161
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,262
Westlake Automobile Receivables Trust 2018-2
3.20%, 01/16/2024
(e)
331 331
Westlake Automobile Receivables Trust 2018-3
3.32%, 10/16/2023
(e)
10,687 10,737
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(e)
3,024 3,038
3.26%, 10/17/2022
(e)
13,150 13,342
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(e)
6,552 6,605
2.62%, 07/15/2024
(e)
8,800 8,925
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
12,162 12,262
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
11,000 11,053
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 14,133 14,247
$ 335,413
Automobile Floor Plan Asset Backed Securities - 1.40%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,373
3.29%, 05/15/2023 19,500 19,892
Ford Credit Floorplan Master Owner Trust A
0.57%, 10/15/2023 8,750 8,728
1.00 x 1 Month USD LIBOR + 0.40%
Navistar Financial Dealer Note Master Owner
Trust II
0.80%, 09/25/2023
(e)
11,500 11,496
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
0.67%, 11/15/2022
(e)
8,750 8,757
1.00 x 1 Month USD LIBOR + 0.50%
0.69%, 07/17/2023
(e)
14,600 14,554
1.00 x 1 Month USD LIBOR + 0.52%
$ 77,800
Automobile Manufacturers - 0.62%
Ford Motor Credit Co LLC
1.58%, 03/28/2022 5,000 4,800
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
1.12%, 04/09/2021 9,700 9,678
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,962

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
2.60%, 01/11/2022 $ 9,600 $ 9,910
$ 34,350
Banks - 18.49%
Bank of America Corp
1.32%, 06/19/2026
(f)
19,400 19,636
United States Secured Overnight Financing
Rate + 1.15%
1.43%, 01/20/2023 28,400 28,689
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,306
2.63%, 10/19/2020 15,750 15,828
3.00%, 12/20/2023
(f)
10,347 10,904
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 27,458
Bank of New York Mellon Corp/The
1.32%, 10/30/2023 24,500 24,854
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,360
2.50%, 04/15/2021 5,700 5,781
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 10,390
Capital One NA
1.42%, 01/30/2023 14,400 14,463
3 Month USD LIBOR + 1.15%
Citigroup Inc
1.20%, 04/25/2022 19,800 19,998
3 Month USD LIBOR + 0.96%
1.78%, 09/01/2023 10,000 10,156
3 Month USD LIBOR + 1.43%
2.70%, 03/30/2021 28,900 29,348
3.50%, 05/15/2023 9,750 10,454
4.00%, 08/05/2024 10,750 11,870
4.04%, 06/01/2024
(f)
4,750 5,168
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,967
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(f)
5,000 5,242
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(e),(f)
17,900 19,427
3 Month USD LIBOR + 1.24%
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020 700 707
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,892
3.65%, 01/25/2024 9,800 10,744
4.30%, 01/16/2024 15,700 17,359
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,816
First Republic Bank/CA
1.91%, 02/12/2024
(f)
11,000 11,321
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
1.35%, 04/26/2022 10,450 10,502
3 Month USD LIBOR + 1.11%
2.13%, 02/25/2021 9,600 9,690
3 Month USD LIBOR + 1.77%
3.00%, 04/26/2022 24,050 24,489
3.20%, 02/23/2023 10,000 10,638
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
9,300 9,732
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(f)
9,750 10,513
3 Month USD LIBOR + 0.99%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 $ 9,800 $ 10,479
ING Groep NV
3.15%, 03/29/2022 6,800 7,079
JPMorgan Chase & Co
1.14%, 04/25/2023 38,500 38,806
3 Month USD LIBOR + 0.90%
1.49%, 10/24/2023 15,000 15,231
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
14,700 15,054
United States Secured Overnight Financing
Rate + 1.46%
2.30%, 08/15/2021 9,500 9,505
3.88%, 09/10/2024 5,249 5,876
4.25%, 10/15/2020 22,250 22,426
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 13,200 13,465
2.40%, 06/09/2022 9,600 9,937
3.30%, 02/01/2022 4,750 4,955
KeyCorp
5.10%, 03/24/2021 21,000 21,641
Morgan Stanley
0.80%, 01/20/2023 9,800 9,817
United States Secured Overnight Financing
Rate + 0.70%
1.66%, 10/24/2023 38,600 39,208
3 Month USD LIBOR + 1.40%
1.67%, 04/21/2021 20,700 20,869
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 11,091
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 15,273
Natwest Group PLC
4.27%, 03/22/2025
(f)
9,750 10,737
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.74%, 07/27/2022 9,600 9,663
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 10,965 11,490
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,987
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 10,028
State Street Corp
2.35%, 11/01/2025
(f)
9,800 10,510
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,868
Truist Bank
1.15%, 08/02/2022 9,750 9,791
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 16,086
2.63%, 01/15/2022 14,400 14,852
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,617
2.70%, 01/27/2022 3,832 3,955
2.90%, 03/03/2021 12,500 12,664
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,996
UBS Group AG
1.01%, 07/30/2024
(e),(f)
7,000 7,035
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,998
US Bancorp
0.90%, 01/24/2022
(g)
5,751 5,789
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 16,095

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 $ 14,750 $ 15,318
2.05%, 10/23/2020 9,700 9,725
2.65%, 05/23/2022 10,000 10,402
Wells Fargo & Co
1.65%, 06/02/2024
(f)
19,600 19,979
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
9,800 10,217
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
14,600 15,254
United States Secured Overnight Financing
Rate + 2.00%
2.41%, 10/30/2025
(f)
10,000 10,523
3 Month USD LIBOR + 0.83%
3.07%, 01/24/2023 19,000 19,670
$ 1,030,663
Beverages - 1.19%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,878
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,967
Diageo Capital PLC
1.38%, 09/29/2025 7,800 8,065
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,657
PepsiCo Inc
2.15%, 10/14/2020 9,500 9,520
$ 66,087
Biotechnology - 0.65%
Amgen Inc
2.20%, 02/21/2027 14,750 15,742
2.65%, 05/11/2022 9,600 9,969
Biogen Inc
3.63%, 09/15/2022 8,000 8,529
4.05%, 09/15/2025 1,500 1,735
$ 35,975
Building Materials - 0.30%
Martin Marietta Materials Inc
4.25%, 07/02/2024 15,415 16,941
Chemicals - 0.95%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
6,750 6,845
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,448
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
7,300 7,720
DuPont de Nemours Inc
4.21%, 11/15/2023 10,475 11,567
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,916
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,641
3.60%, 08/15/2026 1,925 2,106
$ 53,243
Commercial Mortgage Backed Securities - 2.81%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.53%, 01/25/2025 9,800 9,817
0.80%, 02/25/2030 29,500 29,598
0.81%, 10/25/2029
(h),(i)
39,000 38,998
0.83%, 10/25/2029 19,600 19,651
1.02%, 09/25/2029 35,574 35,936
Ginnie Mae
0.42%, 09/16/2055
(j),(k)
17,214 403
0.57%, 10/16/2054
(j),(k)
37,550 837
0.58%, 01/16/2054
(j),(k)
35,331 812
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.69%, 02/16/2048
(j),(k)
$ 20,869 $ 509
0.72%, 02/16/2055
(j),(k)
57,490 960
0.79%, 01/16/2055
(j),(k)
79,040 2,266
0.91%, 06/16/2045
(j),(k)
34,990 1,473
1.07%, 08/16/2042
(j),(k)
21,436 625
1.22%, 10/16/2051
(j),(k)
2,705 157
1.23%, 02/16/2046
(j),(k)
41,558 1,963
1.26%, 12/16/2036
(j),(k)
14,115 393
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 7,536 7,583
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 4,410 4,417
$ 156,398
Commercial Services - 0.27%
PayPal Holdings Inc
1.35%, 06/01/2023 14,600 14,962
Computers - 0.90%
Apple Inc
0.75%, 05/11/2023 9,800 9,911
1.13%, 05/11/2025 13,000 13,359
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
9,800 10,798
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 16,136
$ 50,204
Consumer Products - 0.17%
Reckitt Benckiser Treasury Services PLC
0.86%, 06/24/2022
(e)
9,600 9,596
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.68%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 38,045
Diversified Financial Services - 1.49%
American Express Co
2.75%, 05/20/2022 9,800 10,202
3.00%, 02/22/2021 18,594 18,828
3.70%, 11/05/2021 6,850 7,115
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
19,750 20,112
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,649
USAA Capital Corp
1.50%, 05/01/2023
(e)
3,000 3,090
2.45%, 08/01/2020
(e)
4,990 4,990
2.63%, 06/01/2021
(e)
9,800 9,991
$ 82,977
Electric - 5.55%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,708
Alliant Energy Finance LLC
3.75%, 06/15/2023
(e)
17,100 18,447
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(e)
5,000 5,751
Black Hills Corp
4.25%, 11/30/2023 27,000 29,545
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,268
Dominion Energy Inc
2.72%, 08/15/2021
(k)
9,800 10,007
3.07%, 08/15/2024
(k)
9,800 10,644

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
2.25%, 11/01/2022 $ 9,750 $ 10,095
2.53%, 10/01/2024 10,000 10,659
2.60%, 06/15/2022 9,800 10,144
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,872
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,814
Evergy Inc
2.45%, 09/15/2024 9,300 9,943
Exelon Corp
3.50%, 06/01/2022 22,500 23,561
Florida Power & Light Co
2.85%, 04/01/2025 3,500 3,853
Fortis Inc/Canada
3.06%, 10/04/2026 4,600 5,042
Indiantown Cogeneration LP
9.77%, 12/15/2020 774 777
LG&E and KU Energy LLC
4.38%, 10/01/2021 15,000 15,483
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,224
2.90%, 04/01/2022 14,162 14,753
3.15%, 04/01/2024 5,600 6,102
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 8,590
San Diego Gas & Electric Co
1.91%, 02/01/2022 2,085 2,100
Sempra Energy
0.78%, 01/15/2021 14,500 14,504
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 3,345 3,340
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,762
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
19,500 20,628
WEC Energy Group Inc
3.38%, 06/15/2021 17,600 18,061
$ 309,677
Electronics - 0.57%
Fortive Corp
2.35%, 06/15/2021 11,700 11,885
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,778
2.15%, 08/08/2022 9,800 10,154
$ 31,817
Environmental Control - 0.11%
Republic Services Inc
2.50%, 08/15/2024 5,650 6,056
Finance - Mortgage Loan/Banker - 7.11%
Fannie Mae
0.50%, 06/17/2025 52,000 52,256
1.75%, 07/02/2024
(g)
24,600 26,019
1.88%, 09/24/2026 74,400 80,499
2.00%, 01/05/2022 24,000 24,634
2.13%, 04/24/2026 61,600 67,320
2.50%, 02/05/2024
(g)
35,250 37,997
Freddie Mac
0.25%, 06/26/2023 22,600 22,600
1.50%, 02/12/2025 58,650 61,611
2.75%, 06/19/2023 21,650 23,229
$ 396,165
Food - 0.98%
Conagra Brands Inc
3.80%, 10/22/2021 19,346 20,117
Mars Inc
0.88%, 07/16/2026
(e)
24,000 24,008
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Tyson Foods Inc
0.82%, 08/21/2020 $ 4,800 $ 4,800
3 Month USD LIBOR + 0.45%
2.25%, 08/23/2021 5,750 5,840
$ 54,765
Forest Products & Paper - 0.32%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 17,832
Gas - 0.07%
NiSource Inc
2.65%, 11/17/2022 4,000 4,182
Healthcare - Services - 0.40%
HCA Inc
5.25%, 06/15/2026 8,950 10,515
Humana Inc
2.50%, 12/15/2020 4,900 4,940
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,773
$ 22,228
Home Builders - 0.19%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,427
Home Furnishings - 0.28%
Panasonic Corp
2.54%, 07/19/2022
(e)
9,800 10,111
2.68%, 07/19/2024
(e)
5,000 5,370
$ 15,481
Insurance - 4.78%
Allstate Corp/The
0.94%, 03/29/2023 12,500 12,591
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 11,450 12,306
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,829
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 30,116
Guardian Life Global Funding
1.10%, 06/23/2025
(e)
9,250 9,347
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
19,500 19,725
2.00%, 04/15/2021
(e)
31,938 32,330
2.75%, 06/22/2024
(e)
13,000 14,013
Metropolitan Life Global Funding I
0.67%, 09/07/2020
(e)
9,750 9,754
United States Secured Overnight Financing
Rate + 0.57%
0.90%, 06/08/2023
(e)
13,400 13,561
1.95%, 09/15/2021
(e)
28,175 28,681
3.60%, 01/11/2024
(e)
5,000 5,524
New York Life Global Funding
0.83%, 06/10/2022
(e)
24,000 24,137
3 Month USD LIBOR + 0.52%
1.70%, 09/14/2021
(e)
750 761
2.00%, 04/13/2021
(e)
9,600 9,718
2.00%, 01/22/2025
(e)
9,800 10,406
2.30%, 06/10/2022
(e)
13,200 13,688
Prudential Financial Inc
1.50%, 03/10/2026 13,700 14,165
$ 266,652
Internet - 0.36%
Amazon.com Inc
1.20%, 06/03/2027 19,500 20,044
Iron & Steel - 0.09%
Nucor Corp
2.00%, 06/01/2025 4,500 4,741

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0.18%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 $ 9,700 $ 10,181
Machinery - Diversified - 0.51%
John Deere Capital Corp
1.20%, 04/06/2023 6,100 6,238
2.65%, 01/06/2022 7,212 7,457
Otis Worldwide Corp
0.75%, 04/05/2023
(e)
14,750 14,701
3 Month USD LIBOR + 0.45%
$ 28,396
Media - 1.14%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 17,068
Discovery Communications LLC
4.90%, 03/11/2026 4,000 4,690
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,447
ViacomCBS Inc
4.75%, 05/15/2025 14,850 17,100
Walt Disney Co/The
1.75%, 01/13/2026 14,350 14,998
$ 63,303
Mining - 0.20%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 11,065
Miscellaneous Manufacturers - 0.26%
Trane Technologies Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,685
Mortgage Backed Securities - 5.24%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 9 10
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(k)
9,435 9,640
CHL Mortgage Pass-Through Trust 2003-46
4.02%, 01/19/2034
(k)
300 290
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(e),(k)
8,071 8,180
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(e),(k)
7,174 7,327
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(k)
7,770 7,838
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(k)
8,202 8,315
JP Morgan Mortgage Trust
3.00%, 12/25/2050
(e),(k)
5,100 5,226
JP Morgan Mortgage Trust 2004-A3
3.29%, 07/25/2034
(k)
390 368
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 143
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(k)
7,034 7,111
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(k)
5,501 5,587
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(e),(k)
11,336 11,417
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(k)
4,935 5,004
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(k)
7,249 7,356
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(k)
5,171 5,280
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(e),(k)
3,656 3,695
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(e),(k)
$ 3,004 $ 3,019
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(e),(k)
756 758
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(e),(k)
4,920 4,964
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(k)
5,596 5,914
PHH Mortgage Trust Series 2008-CIM1
2.42%, 06/25/2038 1,190 1,142
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(e),(k)
9,790 9,902
PSMC 2018-2 Trust
3.50%, 06/25/2048
(e),(k)
7,383 7,475
PSMC 2018-3 Trust
4.00%, 08/25/2048
(e),(k)
2,150 2,158
PSMC 2018-4 Trust
4.00%, 11/25/2048
(e),(k)
690 690
PSMC 2019-1 Trust
4.00%, 07/25/2049
(e),(k)
2,601 2,616
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(k)
15,828 16,144
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(k)
11,531 11,748
RBSSP Resecuritization Trust 2009-7
0.58%, 06/26/2037
(e)
77 77
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(k)
4,447 4,427
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(k)
1,249 1,249
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(k)
7,321 7,394
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(k)
3,512 3,588
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(k)
5,428 5,507
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(k)
5,255 5,339
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(e),(k)
5,245 5,291
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(e),(k)
1,764 1,778
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(e),(k)
1,278 1,286
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(e),(k)
3,233 3,250
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(e),(k)
2,085 2,102
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(e),(k)
826 831
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(e),(k)
6,859 6,927
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(e),(k)
5,818 5,902
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(k)
3,868 3,924
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(k)
9,220 9,323
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(e),(k)
1,728 1,742
4.00%, 11/25/2048
(e),(k)
702 703
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(e),(k)
2,855 2,860

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(k)
$ 6,839 $ 6,874
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(k)
15,560 15,839
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(k)
16,355 16,578
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(k)
14,105 14,441
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(i),(k)
5,560 5,689
$ 292,242
Oil & Gas - 1.90%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,250 7,695
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,523
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,335
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 7,062
2.99%, 03/19/2025 9,800 10,781
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 10,619
Occidental Petroleum Corp
1.68%, 08/13/2021 15,000 14,518
3 Month USD LIBOR + 1.25%
Phillips 66
0.96%, 02/26/2021 700 700
3 Month USD LIBOR + 0.60%
3.70%, 04/06/2023 6,850 7,358
Shell International Finance BV
2.38%, 08/21/2022 11,700 12,169
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,781
3.10%, 05/15/2025 7,900 8,580
$ 106,121
Oil & Gas Services - 0.18%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 10,201
Other Asset Backed Securities - 5.72%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
11,441 11,639
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(e)
854 858
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
7,882 7,984
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
18,921 19,181
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(e)
1,890 1,893
Drug Royalty III LP 1
1.87%, 10/15/2031
(e)
2,441 2,399
1.00 x 3 Month USD LIBOR + 1.60%
2.77%, 04/15/2027
(e)
1,020 1,019
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(e)
1,020 1,024
4.27%, 10/15/2031
(e)
2,964 3,057
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(e)
551 551
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(e)
6,228 6,275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
$ 7,500 $ 7,525
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
3,920 3,935
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
2,540 2,539
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
7,519 7,805
PFS Financing Corp
2.23%, 10/15/2024
(e)
29,250 29,963
2.40%, 10/17/2022
(e)
11,700 11,743
2.86%, 04/15/2024
(e)
9,750 10,040
3.19%, 04/17/2023
(e)
8,750 8,910
3.52%, 10/15/2023
(e)
6,750 6,944
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(e)
22,000 22,312
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(e)
139 139
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(e)
2,855 2,862
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
9,486 9,569
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 23,400 23,882
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,874
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 20,023
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,578
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,589
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
4,900 4,980
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
12,900 13,159
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
9,750 9,827
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
6,567 6,758
$ 318,836
Pharmaceuticals - 2.68%
AbbVie Inc
2.15%, 11/19/2021
(e)
19,500 19,910
2.30%, 05/14/2021 14,800 14,997
Bayer US Finance II LLC
3.50%, 06/25/2021
(e)
4,750 4,865
3.88%, 12/15/2023
(e)
5,800 6,343
Bristol-Myers Squibb Co
2.90%, 07/26/2024 8,350 9,090
3.25%, 08/15/2022 9,750 10,310
3.63%, 05/15/2024 8,100 8,970
Cigna Corp
3.40%, 09/17/2021 9,600 9,917
CVS Health Corp
2.63%, 08/15/2024 10,500 11,291
3.35%, 03/09/2021 14,216 14,472
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,784
Merck & Co Inc
0.75%, 02/24/2026 8,800 8,934
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,490
Pfizer Inc
2.80%, 03/11/2022 9,750 10,149
$ 149,522

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1.82%
Buckeye Partners LP
4.15%, 07/01/2023 $ 11,300 $ 11,356
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 20,333
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
12,550 13,104
Kinder Morgan Inc
1.55%, 01/15/2023 14,500 14,511
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,733
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 11,520
TransCanada PipeLines Ltd
2.60%, 05/15/2067 23,657 16,028
3 Month USD LIBOR + 2.21%
$ 101,585
REITs - 1.85%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,634
American Tower Corp
2.40%, 03/15/2025 9,600 10,273
American Tower Trust #1
3.07%, 03/15/2048
(e)
7,100 7,297
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,934
CubeSmart LP
4.00%, 11/15/2025 1,615 1,810
4.38%, 12/15/2023 4,000 4,410
Healthcare Realty Trust Inc
3.75%, 04/15/2023 12,000 12,643
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,576
4.95%, 04/01/2024 4,750 5,040
SBA Tower Trust
1.88%, 07/15/2050
(e)
5,250 5,283
3.17%, 04/09/2047
(e)
9,600 9,758
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,920
Welltower Inc
3.75%, 03/15/2023 4,920 5,219
3.95%, 09/01/2023 4,237 4,569
$ 103,366
Retail - 0.39%
McDonald's Corp
2.75%, 12/09/2020 8,256 8,309
Walmart Inc
1.90%, 12/15/2020 6,850 6,891
2.85%, 07/08/2024 6,000 6,546
$ 21,746
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
1,200 —
Semiconductors - 1.21%
Broadcom Inc
2.25%, 11/15/2023
(e)
6,850 7,131
4.70%, 04/15/2025
(e)
10,300 11,780
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,563
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,589
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,680
3.15%, 05/01/2027
(e)
9,800 10,671
QUALCOMM Inc
2.60%, 01/30/2023 9,750 10,269
$ 67,683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.25%
Intuit Inc
0.65%, 07/15/2023 $ 8,800 $ 8,856
Oracle Corp
1.90%, 09/15/2021 4,800 4,881
$ 13,737
Student Loan Asset Backed Securities - 4.24%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
7,446 7,716
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
12,012 12,521
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
17,500 18,227
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
7,800 7,894
KeyCorp Student Loan Trust 2000-A
0.68%, 05/25/2029 600 599
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
0.55%, 07/25/2029 7,557 7,444
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.77%, 01/25/2037 15,739 15,589
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
2,466 2,471
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(e)
365 365
Navient Private Education Refi Loan Trust
2018-D
0.47%, 12/15/2059
(e)
819 819
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(e)
270 270
3.42%, 01/15/2043
(e)
4,900 5,019
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(e)
6,887 6,929
Navient Private Education Refi Loan Trust
2019-D
0.57%, 12/15/2059
(e)
3,655 3,646
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(e)
5,151 5,184
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(e)
7,332 7,370
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
16,741 17,131
Navient Private Education Refi Loan Trust
2020-A
0.52%, 11/15/2068
(e)
6,081 6,062
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
12,267 12,327
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
17,800 17,926
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
12,500 12,525
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(e)
2,998 3,012
Navient Student Loan Trust 2019-B
0.57%, 12/15/2059
(e)
2,700 2,692
1.00 x 1 Month USD LIBOR + 0.40%

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2004-A
0.71%, 06/15/2033 $ 1,083 $ 1,050
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.64%, 03/15/2024 9,273 9,154
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.60%, 06/15/2039 21,640 19,855
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.51%, 12/15/2039 12,588 12,027
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-A
0.52%, 02/16/2026
(e)
1,567 1,566
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
0.52%, 07/15/2026
(e)
5,075 5,062
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.47%, 03/15/2027
(e)
13,940 13,870
1.00 x 1 Month USD LIBOR + 0.30%
$ 236,322
Telecommunications - 2.33%
AT&T Inc
1.10%, 06/01/2021 3,500 3,515
3 Month USD LIBOR + 0.75%
1.31%, 02/15/2023 8,525 8,534
3 Month USD LIBOR + 0.89%
2.30%, 06/01/2027 24,500 25,949
3.60%, 02/17/2023 4,800 5,149
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,787
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
14,500 14,740
3.72%, 07/15/2043
(e)
1,263 1,320
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
11,984 12,134
4.74%, 03/20/2025
(e)
39,800 43,282
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,706
$ 130,116
Transportation - 0.23%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,874
3.75%, 06/09/2023 7,300 7,857
$ 12,731
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,676
TOTAL BONDS $ 4,918,650
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11.19%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
3.81%, 09/01/2035 $ 38 $ 40
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 39 40
$ 80
Federal National Mortgage Association (FNMA) - 0.01%
3.22%, 07/01/2034 39 39
1.00 x 12 Month USD LIBOR + 1.64%
3.30%, 07/01/2034 11 11
1.00 x 12 Month USD LIBOR + 1.64%
3.40%, 08/01/2034 26 27
1.00 x 12 Month USD LIBOR + 1.63%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
3.41%, 02/01/2037 $ 56 $ 57
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
3.59%, 02/01/2035 13 13
1.00 x 6 Month USD LIBOR + 2.07%
3.64%, 12/01/2032 13 13
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 26 27
1.00 x 12 Month USD LIBOR + 1.75%
3.92%, 10/01/2035 83 83
1.00 x 12 Month USD LIBOR + 1.67%
4.04%, 11/01/2032 24 24
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.05%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
4.83%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 296
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 3.94%
1.50%, 11/30/2021 19,600 19,957
1.63%, 06/30/2021 83,000 84,135
1.63%, 08/31/2022 14,750 15,211
1.75%, 07/31/2021 98,750 100,331
$ 219,634
U.S. Treasury Bill - 7.24%
0.10%, 08/13/2020
(l)
30,000 29,999
0.12%, 12/24/2020
(l)
29,500 29,488
0.13%, 09/10/2020
(l)
24,000 23,998
0.13%, 09/24/2020
(l)
25,000 24,996
0.13%, 10/15/2020
(l)
24,500 24,495
0.13%, 11/05/2020
(l)
29,400 29,393
0.14%, 08/27/2020
(l)
24,500 24,498
0.14%, 11/19/2020
(l)
29,500 29,491
0.14%, 01/07/2021
(l)
29,500 29,485
0.15%, 09/03/2020
(l)
29,000 28,998
0.15%, 11/12/2020
(l)
25,000 24,993
0.15%, 01/28/2021
(l)
29,500 29,485
0.16%, 10/01/2020
(l)
24,500 24,496
0.16%, 12/03/2020
(l)
50,000 49,982
$ 403,797
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 623,811
Total Investments $ 5,580,701
Other Assets and Liabilities -  (0.10)% (5,646)
TOTAL NET ASSETS - 100.00% $ 5,575,055
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,978 or
0.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Short-Term Income Fund
July 31, 2020 (unaudited)
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,644,809 or 29.50% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security purchased on a when-issued basis.
(i) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $44,687 or
0.80% of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.61%
Government 18.29%
Asset Backed Securities 18.06%
Mortgage Securities 8.06%
Consumer, Non-cyclical 6.52%
Utilities 5.62%
Energy 3.90%
Communications 3.83%
Industrial 2.86%
Technology 2.36%
Consumer, Cyclical 1.75%
Basic Materials 1.56%
Money Market Funds 0.68%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 38,952 $ 2,198,343 $ 2,199,643 $ 37,652
$ 38,952 $ 2,198,343 $ 2,199,643 $ 37,652
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 406 $ — $ — $ —
$ 406 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.22% Shares Held Value (000's)
Money Market Funds - 3.22%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
1,235,404 $ 1,235
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
19,090,870 19,091
$ 20,326
TOTAL INVESTMENT COMPANIES $ 20,326
COMMON STOCKS - 99.37% Shares Held Value (000's)
Aerospace & Defense - 0.91%
Aerojet Rocketdyne Holdings Inc
(d)
139,700 $ 5,763
Agriculture - 2.30%
Darling Ingredients Inc
(d)
375,200 10,479
Vital Farms Inc
(d)
114,800 4,048
$ 14,527
Automobile Parts & Equipment - 0.75%
Modine Manufacturing Co
(d)
198,100 1,078
Visteon Corp
(d)
50,700 3,681
$ 4,759
Banks - 4.94%
BancFirst Corp 37,500 1,634
First Foundation Inc 110,000 1,691
First Horizon National Corp 365,344 3,387
First Interstate BancSystem Inc 143,400 4,174
First Merchants Corp 122,200 2,985
First Midwest Bancorp Inc /IL 256,400 3,111
Flagstar Bancorp Inc 127,600 4,004
Independent Bank Corp/MI 86,400 1,207
Lakeland Bancorp Inc 91,500 931
United Community Banks Inc /GA 288,550 5,174
WesBanco Inc 144,500 2,865
$ 31,163
Biotechnology - 6.09%
Acceleron Pharma Inc
(d)
53,700 5,325
ADC Therapeutics SA
(d),(e)
35,410 1,647
Allogene Therapeutics Inc
(d)
58,000 2,127
Bellicum Pharmaceuticals Inc
(d),(e)
38,499 258
Bluebird Bio Inc
(d)
31,200 1,894
Denali Therapeutics Inc
(d)
134,400 3,148
FibroGen Inc
(d)
89,500 3,622
Immunomedics Inc
(d)
70,200 2,965
Insmed Inc
(d)
197,200 5,151
Iovance Biotherapeutics Inc
(d)
118,800 3,453
MacroGenics Inc
(d)
120,400 3,058
Magenta Therapeutics Inc
(d)
174,600 1,226
Seattle Genetics Inc
(d)
27,500 4,572
$ 38,446
Building Materials - 1.42%
Builders FirstSource Inc
(d)
261,700 6,200
JELD-WEN Holding Inc
(d)
141,100 2,765
$ 8,965
Chemicals - 1.06%
Cabot Corp 132,400 4,830
Koppers Holdings Inc
(d)
56,200 1,415
Kraton Corp
(d)
33,244 437
$ 6,682
Commercial Services - 6.61%
AMN Healthcare Services Inc
(d)
84,600 4,648
BrightView Holdings Inc
(d)
257,300 3,118
Brink's Co/The 92,100 4,085
FTI Consulting Inc
(d)
24,900 2,974
HMS Holdings Corp
(d)
266,700 8,668
ICF International Inc 61,500 4,158
K12 Inc
(d)
186,800 8,554
Medifast Inc 27,400 4,579
Nesco Holdings Inc
(d),(e)
275,600 926
$ 41,710
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.85%
CACI International Inc
(d)
27,700 $ 5,757
ExlService Holdings Inc
(d)
78,000 4,997
Parsons Corp
(d)
197,900 6,893
Perspecta Inc 333,200 7,130
Ping Identity Holding Corp
(d)
169,100 5,810
$ 30,587
Consumer Products - 0.77%
Central Garden & Pet Co - A Shares
(d)
139,580 4,836
Diversified Financial Services - 4.14%
Federated Hermes Inc 109,700 2,892
Hamilton Lane Inc 81,090 5,858
LPL Financial Holdings Inc 43,800 3,461
Piper Sandler Cos 72,740 4,503
PJT Partners Inc 28,567 1,529
Stifel Financial Corp 162,111 7,859
$ 26,102
Electric - 2.30%
PNM Resources Inc 174,680 7,377
Portland General Electric Co 161,300 7,118
$ 14,495
Electrical Components & Equipment - 1.53%
EnerSys 119,200 8,017
nLight Inc
(d)
70,864 1,642
$ 9,659
Electronics - 4.06%
Advanced Energy Industries Inc
(d)
109,400 8,049
Atkore International Group Inc
(d)
174,900 4,665
SYNNEX Corp 63,300 7,896
Vishay Intertechnology Inc 319,400 5,011
$ 25,621
Engineering & Construction - 1.90%
Great Lakes Dredge & Dock Corp
(d)
391,700 3,275
MasTec Inc
(d)
192,200 7,646
Tutor Perini Corp
(d)
90,268 1,062
$ 11,983
Entertainment - 2.05%
Caesars Entertainment Inc
(d)
206,600 6,415
Golden Entertainment Inc
(d)
185,900 1,590
Vail Resorts Inc 25,700 4,935
$ 12,940
Environmental Control - 1.03%
Tetra Tech Inc 73,200 6,489
Food - 0.72%
Performance Food Group Co
(d)
162,618 4,557
Forest Products & Paper - 0.24%
P H Glatfelter Co 95,400 1,520
Gas - 1.09%
Southwest Gas Holdings Inc 98,790 6,880
Healthcare - Products - 3.60%
Adaptive Biotechnologies Corp
(d)
87,500 3,266
Castle Biosciences Inc
(d)
11,554 447
Natera Inc
(d)
174,415 8,375
Nevro Corp
(d)
46,600 6,196
Precision BioSciences Inc
(d)
254,700 1,620
RA Medical Systems Inc
(d)
226,500 66
STAAR Surgical Co
(d)
47,000 2,735
$ 22,705
Healthcare - Services - 5.05%
Accolade Inc
(d),(e)
40,055 1,299
Addus HomeCare Corp
(d)
84,700 8,166
Encompass Health Corp 99,800 6,794
Syneos Health Inc
(d)
131,900 8,229
Teladoc Health Inc
(d)
31,000 7,367
$ 31,855
Holding Companies - Diversified - 1.10%
GS Acquisition Holdings Corp II
(d)
665,700 6,923

Schedule of Investments
SmallCap Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1.45%
Taylor Morrison Home Corp
(d)
390,300 $ 9,152
Home Furnishings - 0.76%
Purple Innovation Inc
(d)
197,514 4,813
Insurance - 3.87%
Essent Group Ltd 130,000 4,658
First American Financial Corp 66,100 3,372
Hanover Insurance Group Inc /The 66,300 6,755
Kemper Corp 80,070 6,287
NMI Holdings Inc
(d)
100,650 1,562
Trean Insurance Group Inc
(d)
112,700 1,758
$ 24,392
Internet - 0.60%
Eventbrite Inc
(d)
283,000 2,411
Revolve Group Inc
(d),(e)
85,092 1,393
$ 3,804
Iron & Steel - 0.63%
Cleveland-Cliffs Inc
(e)
773,100 4,005
Leisure Products & Services - 0.91%
Lindblad Expeditions Holdings Inc
(d)
124,000 899
Planet Fitness Inc
(d)
93,000 4,855
$ 5,754
Lodging - 0.90%
Extended Stay America Inc 498,650 5,690
Machinery - Diversified - 0.55%
Columbus McKinnon Corp/NY 105,200 3,485
Media - 0.65%
World Wrestling Entertainment Inc
(e)
87,400 4,074
Metal Fabrication & Hardware - 1.75%
Advanced Drainage Systems Inc 84,262 4,129
Rexnord Corp 238,600 6,912
$ 11,041
Mining - 0.27%
Alcoa Corp
(d)
132,690 1,725
Miscellaneous Manufacturers - 1.42%
Hillenbrand Inc 276,100 8,071
Trinseo SA 40,800 885
$ 8,956
Oil & Gas - 0.98%
Delek US Holdings Inc 86,500 1,512
Parsley Energy Inc 154,600 1,698
PDC Energy Inc
(d)
59,500 848
Talos Energy Inc
(d)
90,600 617
WPX Energy Inc
(d)
253,900 1,516
$ 6,191
Oil & Gas Services - 0.61%
ChampionX Corp
(d)
143,000 1,360
Matrix Service Co
(d)
84,900 743
Select Energy Services Inc
(d)
389,600 1,730
$ 3,833
Packaging & Containers - 0.82%
Graphic Packaging Holding Co 370,000 5,158
Pharmaceuticals - 3.39%
AdaptHealth Corp
(d)
194,366 3,786
DexCom Inc
(d)
10,000 4,355
Horizon Therapeutics Plc
(d)
118,400 7,245
Revance Therapeutics Inc
(d)
256,600 6,025
$ 21,411
REITs - 7.27%
Agree Realty Corp 117,900 7,896
Brandywine Realty Trust 560,500 6,070
Cousins Properties Inc 225,801 6,937
First Industrial Realty Trust Inc 197,040 8,654
Ladder Capital Corp 394,800 3,067
Pebblebrook Hotel Trust 403,736 4,280
Rexford Industrial Realty Inc 157,300 7,382
Two Harbors Investment Corp 288,475 1,566
$ 45,852
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.34%
BJ's Wholesale Club Holdings Inc
(d)
247,051 $ 9,894
Bloomin ' Brands Inc 108,500 1,250
Brinker International Inc 70,000 1,882
Caleres Inc 435,900 2,751
Carvana Co
(d)
51,400 7,964
Children's Place Inc /The
(e)
26,200 640
Ruth's Hospitality Group Inc 169,700 1,136
World Fuel Services Corp 78,200 1,840
$ 27,357
Savings & Loans - 0.56%
Meridian Bancorp Inc 31,400 358
Sterling Bancorp/DE 283,900 3,194
$ 3,552
Semiconductors - 2.52%
Entegris Inc 118,940 8,553
SiTime Corp
(d)
138,000 7,335
$ 15,888
Software - 6.37%
Aspen Technology Inc
(d)
57,600 5,602
Ceridian HCM Holding Inc
(d)
28,200 2,208
Cloudflare Inc
(d)
121,400 5,053
Dynatrace Inc
(d)
72,900 3,049
Jamf Holding Corp
(d),(e)
91,900 3,731
Manhattan Associates Inc
(d)
79,200 7,587
SolarWinds Corp
(d)
366,003 6,720
Sprout Social Inc
(d)
177,500 5,128
Vertex Inc
(d)
46,100 1,086
$ 40,164
Telecommunications - 0.24%
Switch Inc 82,900 1,491
TOTAL COMMON STOCKS $ 626,955
Total Investments $ 647,281
Other Assets and Liabilities -  (2.59)% (16,370)
TOTAL NET ASSETS - 100.00% $ 630,911
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,795 or 2.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 28.53%
Financial 20.78%
Industrial 15.39%
Technology 13.74%
Consumer, Cyclical 11.16%
Utilities 3.39%
Money Market Funds 3.22%
Basic Materials 2.20%
Energy 1.59%
Communications 1.49%
Diversified 1.10%
Other Assets and Liabilities
(2.59)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
July 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 35,326 $ 276,994 $ 293,229 $ 19,091
$ 35,326 $ 276,994 $ 293,229 $ 19,091
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 80 $ — $ — $ —
$ 80 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.29% Shares Held Value (000's)
Exchange-Traded Funds - 0.05%
iShares Russell 2000 Growth ETF
(a)
4,892 $ 1,047
Money Market Funds - 5.24%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(b),(c)
4,207,370 $ 4,208
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
105,597,651 105,597
$ 109,805
TOTAL INVESTMENT COMPANIES $ 110,852
COMMON STOCKS - 96.19% Shares Held Value (000's)
Advertising - 0.00%
Quotient Technology Inc
(e)
7,455 60
Aerospace & Defense - 1.54%
Aerojet Rocketdyne Holdings Inc
(e)
106,772 4,404
AeroVironment Inc
(e)
3,355 257
Hexcel Corp 41,990 1,566
Kaman Corp 440 17
Kratos Defense & Security Solutions Inc
(e)
444,624 8,008
Mercury Systems Inc
(e)
231,800 17,948
National Presto Industries Inc 54 5
$ 32,205
Agriculture - 0.22%
Cadiz Inc
(a),(e)
1,740 18
Greenlane Holdings Inc
(e)
1,696 7
Limoneira Co 590 8
Phibro Animal Health Corp 2,927 68
Turning Point Brands Inc
(a)
1,331 44
Vector Group Ltd 2,425 21
Vital Farms Inc
(e)
123,226 4,345
$ 4,511
Airlines - 0.00%
Allegiant Travel Co 241 27
Apparel - 0.07%
Crocs Inc
(e)
10,347 372
Deckers Outdoor Corp
(e)
4,337 907
Steven Madden Ltd 5,605 119
Superior Group of Cos Inc 304 6
$ 1,404
Automobile Manufacturers - 0.00%
Blue Bird Corp
(e)
919 11
REV Group Inc 546 4
$ 15
Automobile Parts & Equipment - 0.06%
Dorman Products Inc
(e)
4,128 337
Douglas Dynamics Inc 3,223 114
Gentherm Inc
(e)
5,076 197
Meritor Inc
(e)
8,236 187
Methode Electronics Inc 975 28
Motorcar Parts of America Inc
(e)
390 6
Shyft Group Inc/The 5,283 100
Standard Motor Products Inc 495 23
Telenav Inc
(e)
2,116 11
Visteon Corp
(e)
4,294 312
XPEL Inc
(e)
2,583 43
$ 1,358
Banks - 0.55%
Altabancorp 137 3
Bank First Corp
(a)
900 56
Bank7 Corp 196 2
Baycom Corp
(e)
506 5
Cambridge Bancorp 217 12
Century Bancorp Inc/MA 53 4
Coastal Financial Corp/WA
(e)
133 2
CrossFirst Bankshares Inc
(e)
34,000 312
Customers Bancorp Inc
(e)
340 4
Esquire Financial Holdings Inc
(e)
324 5
First Financial Bankshares Inc 20,008 599
First Foundation Inc 1,422 22
Franklin Financial Network Inc 171 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Glacier Bancorp Inc 1,558 $ 55
Hanmi Financial Corp 408 4
Independent Bank Corp 347 22
Kearny Financial Corp/MD 2,718 22
Lakeland Financial Corp 237 10
Luther Burbank Corp 174 2
Meridian Corp 157 2
National Bank Holdings Corp 1,089 30
Northeast Bank 88 2
Pinnacle Financial Partners Inc 59,033 2,339
Prosperity Bancshares Inc 139,249 7,737
Reliant Bancorp Inc 130 2
ServisFirst Bancshares Inc 5,609 205
Stock Yards Bancorp Inc 458 18
Unity Bancorp Inc 78 1
Walker & Dunlop Inc 379 19
West BanCorp Inc 398 6
Westamerica BanCorp 536 32
$ 11,538
Beverages - 0.02%
Celsius Holdings Inc
(a),(e)
5,321 78
Coca-Cola Consolidated Inc 730 168
Craft Brew Alliance Inc
(e)
113 2
MGP Ingredients Inc 1,494 54
National Beverage Corp
(a),(e)
1,830 117
New Age Beverages Corp
(a),(e)
6,515 15
$ 434
Biotechnology - 11.52%
Abeona Therapeutics Inc
(e)
3,219 9
Acceleron Pharma Inc
(e)
50,282 4,986
ADC Therapeutics SA
(a),(e)
76,261 3,546
ADMA Biologics Inc
(a),(e)
8,091 29
Aduro Biotech Inc
(e)
8,812 25
Adverum Biotechnologies Inc
(e)
9,743 163
Affimed NV
(e)
11,374 40
Agenus Inc
(e)
21,454 65
Akero Therapeutics Inc
(e)
1,730 61
Albireo Pharma Inc
(e)
1,432 40
Alder Biopharmaceuticals Inc
(a),(e),(f),(g)
9,847 12
Allakos Inc
(a),(e)
75,391 5,659
Allogene Therapeutics Inc
(a),(e)
144,038 5,282
Amicus Therapeutics Inc
(e)
39,411 570
Anavex Life Sciences Corp
(a),(e)
7,927 33
ANI Pharmaceuticals Inc
(e)
766 23
Annexon Inc
(e)
75,059 1,368
Apellis Pharmaceuticals Inc
(e)
9,306 241
Applied Therapeutics Inc
(e)
108,307 2,794
Aprea Therapeutics Inc
(e)
1,112 31
Aravive Inc
(e)
1,881 11
Arcturus Therapeutics Holdings Inc
(e)
2,018 105
Arcus Biosciences Inc
(e)
5,100 100
Arcutis Biotherapeutics Inc
(a),(e)
1,466 39
Ardelyx Inc
(e)
11,320 64
Arena Pharmaceuticals Inc
(e)
74,339 4,564
Arrowhead Pharmaceuticals Inc
(e)
15,557 670
Ascendis Pharma A/S ADR
(e)
31,568 4,344
Aspira Women's Health Inc
(e)
6,915 31
Assembly Biosciences Inc
(e)
85,249 1,892
Atara Biotherapeutics Inc
(e)
6,594 82
Athersys Inc
(a),(e)
26,871 69
Atreca Inc
(a),(e)
3,061 40
AVEO Pharmaceuticals Inc
(e)
1,332 6
Avid Bioservices Inc
(e)
7,869 58
Avrobio Inc
(e)
166,563 2,823
Beam Therapeutics Inc
(a),(e)
1,906 37
BioCryst Pharmaceuticals Inc
(e)
18,839 77
Biohaven Pharmaceutical Holding Co Ltd
(e)
236,325 15,134
Black Diamond Therapeutics Inc
(a),(e)
1,902 53
Blueprint Medicines Corp
(e)
275,029 20,126

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
BrainStorm Cell Therapeutics Inc
(e)
4,130 $ 56
Bridgebio Pharma Inc
(a),(e)
11,286 318
Calithera Biosciences Inc
(e)
10,191 48
Cara Therapeutics Inc
(e)
6,377 105
CASI Pharmaceuticals Inc
(e)
7,208 14
Catabasis Pharmaceuticals Inc
(e)
1,997 12
CEL-SCI Corp
(a),(e)
4,349 54
Centogene NV
(e)
673 9
Cerecor Inc
(e)
4,765 13
Champions Oncology Inc
(e)
1,191 10
ChemoCentryx Inc
(e)
85,307 4,496
ChromaDex Corp
(a),(e)
6,317 32
Cohbar Inc
(e)
4,040 6
Constellation Pharmaceuticals Inc
(e)
4,187 113
ContraFect Corp
(e)
2,086 12
Cortexyme Inc
(e)
2,272 91
Crinetics Pharmaceuticals Inc
(e)
4,191 58
Cue Biopharma Inc
(e)
4,295 81
CytomX Therapeutics Inc
(e)
6,995 49
Deciphera Pharmaceuticals Inc
(e)
161,525 7,491
Denali Therapeutics Inc
(e)
9,744 228
DermTech Inc
(e)
1,252 13
Dicerna Pharmaceuticals Inc
(e)
95,806 2,059
Dyadic International Inc
(a),(e)
2,466 21
Dynavax Technologies Corp
(e)
11,726 95
Editas Medicine Inc
(e)
8,595 252
Eiger BioPharmaceuticals Inc
(e)
3,648 37
Emergent BioSolutions Inc
(e)
6,918 770
Epizyme Inc
(e)
8,707 121
Esperion Therapeutics Inc
(a),(e)
4,010 151
Evelo Biosciences Inc
(a),(e)
2,313 9
Evolus Inc
(a),(e)
1,513 5
Exagen Inc
(e)
788 10
Exicure Inc
(e)
7,859 18
Fate Therapeutics Inc
(e)
9,707 304
FibroGen Inc
(e)
11,046 447
Frequency Therapeutics Inc
(a),(e)
4,365 92
Galera Therapeutics Inc
(e)
1,443 10
Genprex Inc
(e)
4,414 15
Gossamer Bio Inc
(a),(e)
164,095 1,956
Guardant Health Inc
(e)
108,940 9,280
Halozyme Therapeutics Inc
(e)
21,050 572
Homology Medicines Inc
(e)
5,266 69
iBio Inc
(e)
6,462 29
IGM Biosciences Inc
(a),(e)
1,098 55
Immunic Inc
(e)
338 6
ImmunoGen Inc
(e)
11,451 47
Immunovant Inc
(e)
2,960 67
Innoviva Inc
(e)
9,831 133
Inovio Pharmaceuticals Inc
(a),(e)
22,299 434
Insmed Inc
(e)
270,232 7,059
Intercept Pharmaceuticals Inc
(e)
4,015 183
Iovance Biotherapeutics Inc
(e)
266,543 7,748
iTeos Therapeutics Inc
(a),(e)
90,391 1,779
Kaleido Biosciences Inc
(a),(e)
1,639 10
Karuna Therapeutics Inc
(e)
2,402 197
Karyopharm Therapeutics Inc
(e)
251,733 4,040
Keros Therapeutics Inc
(e)
1,006 32
Kindred Biosciences Inc
(e)
4,756 16
Kiniksa Pharmaceuticals Ltd
(e)
2,708 53
Kodiak Sciences Inc
(e)
4,469 207
Krystal Biotech Inc
(e)
1,849 76
Legend Biotech Corp ADR
(e)
98,353 3,466
Lexicon Pharmaceuticals Inc
(a),(e)
6,328 12
Ligand Pharmaceuticals Inc
(e)
2,234 262
Liquidia Technologies Inc
(e)
3,153 17
LogicBio Therapeutics Inc
(e)
1,862 15
Lyra Therapeutics Inc
(e)
633 9
MacroGenics Inc
(e)
2,643 67
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Magenta Therapeutics Inc
(e)
2,167 $ 15
Marker Therapeutics Inc
(a),(e)
3,567 7
MEI Pharma Inc
(e)
13,608 38
MeiraGTx Holdings plc
(e)
2,880 37
Menlo Therapeutics Inc
(e)
2,445 4
Mersana Therapeutics Inc
(e)
7,107 141
Mirati Therapeutics Inc
(e)
43,148 5,234
Molecular Templates Inc
(e)
3,755 41
Mustang Bio Inc
(e)
4,432 14
NantKwest Inc
(a),(e)
3,800 43
NeoGenomics Inc
(e)
776,746 29,696
NextCure Inc
(e)
2,380 21
NGM Biopharmaceuticals Inc
(e)
3,394 62
Novavax Inc
(a),(e)
2,437 349
Omeros Corp
(a),(e)
8,127 104
Oncocyte Corp
(e)
7,144 10
Oncternal Therapeutics Inc
(e),(f),(g)
139 —
Organogenesis Holdings Inc
(e)
3,342 12
Orgenesis Inc
(e)
572 3
Osmotica Pharmaceuticals PLC
(e)
1,396 7
Ovid therapeutics Inc
(e)
6,633 43
Oyster Point Pharma Inc
(e)
91,319 2,042
Pacific Biosciences of California Inc
(e)
19,756 74
Pfenex Inc
(e)
5,341 38
Phathom Pharmaceuticals Inc
(e)
1,662 55
Pieris Pharmaceuticals Inc
(e)
7,681 20
Poseida Therapeutics Inc
(e)
185,867 2,413
Precigen Inc
(a),(e)
8,179 34
Prevail Therapeutics Inc
(e)
2,211 33
Protara Therapeutics Inc
(e)
332 8
Provention Bio Inc
(e)
6,566 68
PTC Therapeutics Inc
(e)
134,806 6,246
Puma Biotechnology Inc
(e)
4,732 49
Radius Health Inc
(e)
181,182 2,273
RAPT Therapeutics Inc
(e)
1,697 37
REGENXBIO Inc
(e)
5,275 175
Relay Therapeutics Inc
(e)
99,912 3,543
Replimune Group Inc
(e)
186,475 3,724
Retrophin Inc
(e)
6,425 128
REVOLUTION Medicines Inc
(e)
2,268 55
Rigel Pharmaceuticals Inc
(e)
26,233 60
Rocket Pharmaceuticals Inc
(e)
5,277 124
Rubius Therapeutics Inc
(a),(e)
1,048 5
Sangamo Therapeutics Inc
(e)
17,846 193
Satsuma Pharmaceuticals Inc
(e)
1,421 34
Scholar Rock Holding Corp
(e)
3,518 40
Selecta Biosciences Inc
(e)
4,946 12
Solid Biosciences Inc
(e)
476 1
Sorrento Therapeutics Inc
(a),(e)
27,180 242
SpringWorks Therapeutics Inc
(e)
3,282 140
Stoke Therapeutics Inc
(e)
1,891 48
Strongbridge Biopharma PLC
(e)
5,088 17
Sutro Biopharma Inc
(e)
2,226 17
Syndax Pharmaceuticals Inc
(e)
4,172 59
TCR2 Therapeutics Inc
(e)
172 3
Tela Bio Inc
(e)
895 10
Theravance Biopharma Inc
(e)
6,129 119
Tobira Therapeutics Inc - Rights
(e),(f),(g)
1,559 2
Translate Bio Inc
(e)
7,842 119
TransMedics Group Inc
(e)
123,126 2,223
Turning Point Therapeutics Inc
(e)
139,503 8,262
Twist Bioscience Corp
(e)
228,195 12,788
Tyme Technologies Inc
(e)
9,936 12
Ultragenyx Pharmaceutical Inc
(e)
117,621 9,193
United Therapeutics Corp
(e)
37,056 4,131
UNITY Biotechnology Inc
(a),(e)
5,098 48
Vaxart Inc
(e)
5,864 55
VBI Vaccines Inc
(e)
21,636 88
Veracyte Inc
(e)
7,745 276

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Verastem Inc
(e)
10,266 $ 14
Vericel Corp
(e)
6,150 101
Veru Inc
(e)
7,675 22
Viela Bio Inc
(a),(e)
3,098 113
Viking Therapeutics Inc
(e)
785 6
Vir Biotechnology Inc
(e)
148,916 7,113
VolitionRX Ltd
(e)
3,660 12
WaVe Life Sciences Ltd
(e)
3,179 28
Xencor Inc
(e)
8,110 244
XOMA Corp
(a),(e)
776 13
Y-mAbs Therapeutics Inc
(e)
127,043 4,463
Zentalis Pharmaceuticals Inc
(a),(e)
95,355 3,290
ZIOPHARM Oncology Inc
(a),(e)
22,233 66
$ 241,625
Building Materials - 2.53%
AAON Inc 6,363 377
Apogee Enterprises Inc 596 13
Armstrong World Industries Inc 84,609 6,028
AZEK Co Inc/The
(e)
312,589 10,784
Boise Cascade Co 1,035 48
Builders FirstSource Inc
(e)
16,260 385
Cornerstone Building Brands Inc
(e)
2,762 16
Forterra Inc
(e)
2,940 38
Gibraltar Industries Inc
(e)
1,139 59
Louisiana-Pacific Corp 17,484 554
Masonite International Corp
(e)
45,358 3,826
Patrick Industries Inc 3,267 209
PGT Innovations Inc
(e)
3,360 57
Research Frontiers Inc
(e)
4,105 14
Simpson Manufacturing Co Inc 131,283 12,677
SPX Corp
(e)
4,937 207
Trex Co Inc
(e)
124,866 17,397
UFP Industries Inc 7,816 455
$ 53,144
Chemicals - 0.69%
AgroFresh Solutions Inc
(e)
245 —
American Vanguard Corp 895 12
Amyris Inc
(e)
1,077 5
Avient Corp 57,650 1,378
Balchem Corp 4,576 459
Codexis Inc
(e)
8,308 98
Ferro Corp
(e)
9,389 110
GCP Applied Technologies Inc
(e)
5,915 135
Hawkins Inc 807 41
HB Fuller Co 5,177 235
Ingevity Corp
(e)
6,436 376
Innospec Inc 3,069 231
Koppers Holdings Inc
(e)
1,936 49
Marrone Bio Innovations Inc
(e)
10,295 11
Orion Engineered Carbons SA 5,204 53
PQ Group Holdings Inc
(e)
116,690 1,432
Quaker Chemical Corp 49,243 9,553
Rogers Corp
(e)
502 60
Sensient Technologies Corp 2,688 140
Stepan Co 265 29
Tronox Holdings PLC 4,840 37
$ 14,444
Commercial Services - 5.94%
Aaron's Inc 1,336 70
AMN Healthcare Services Inc
(e)
7,232 397
ASGN Inc
(e)
6,524 447
Aspen Group Inc/CO
(e)
2,872 25
Avalara Inc
(e)
34,507 4,639
Avis Budget Group Inc
(a),(e)
8,160 211
Barrett Business Services Inc 91 5
Bright Horizons Family Solutions Inc
(e)
113,688 12,192
Brink's Co/The 7,789 345
CAI International Inc 493 8
Cardtronics PLC
(e)
4,055 91
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Cass Information Systems Inc 2,203 $ 79
CBIZ Inc
(e)
1,309 32
Chegg Inc
(e)
461,735 37,387
Cimpress PLC
(e)
895 90
Collectors Universe Inc 1,281 49
CorVel Corp
(e)
1,374 109
CRA International Inc 878 37
Cross Country Healthcare Inc
(e)
627 4
EVERTEC Inc 9,332 290
Evo Payments Inc
(e)
564,159 12,800
Forrester Research Inc
(e)
1,693 59
Franchise Group Inc 357 9
Franklin Covey Co
(e)
1,937 35
Genasys Inc
(a),(e)
5,095 21
Green Dot Corp
(e)
31,804 1,612
GreenSky Inc
(a),(e)
9,628 54
Hackett Group Inc/The 3,380 47
HealthEquity Inc
(e)
257,263 13,264
Herc Holdings Inc
(e)
222 7
HMS Holdings Corp
(e)
13,656 444
Huron Consulting Group Inc
(e)
315 15
ICF International Inc 1,401 95
Insperity Inc 2,800 187
Kforce Inc 3,056 88
LiveRamp Holdings Inc
(e)
8,200 374
Medifast Inc 1,750 292
Monro Inc 2,515 142
National Research Corp 2,089 119
Nesco Holdings Inc
(a),(e)
476,475 1,601
Perdoceo Education Corp
(e)
10,730 155
PFSweb Inc
(e)
1,655 13
Priority Technology Holdings Inc
(e)
1,191 3
Progyny Inc
(e)
149,243 3,974
R1 RCM Inc
(e)
16,565 226
Rent-A-Center Inc/TX 6,672 193
Repay Holdings Corp
(e)
5,670 125
Shift4 Payments Inc
(e)
168,892 6,469
ShotSpotter Inc
(e)
1,245 29
Strategic Education Inc 78,765 9,941
TriNet Group Inc
(e)
81,149 5,356
United Rentals Inc
(e)
38,480 5,979
Universal Technical Institute Inc
(e)
4,205 31
Vectrus Inc
(e)
26,730 1,176
Vivint Smart Home Inc
(e)
2,267 35
WEX Inc
(e)
19,177 3,037
Willdan Group Inc
(e)
1,108 27
WW International Inc
(e)
1,752 45
$ 124,586
Computers - 3.24%
Cubic Corp 548 23
Diebold Nixdorf Inc
(e)
4,340 30
ExlService Holdings Inc
(e)
5,205 333
ExOne Co/The
(a),(e)
1,417 12
Forescout Technologies Inc
(e)
7,446 216
Genpact Ltd 525,050 20,908
iCAD Inc
(e)
3,114 29
Insight Enterprises Inc
(e)
1,465 73
Lumentum Holdings Inc
(e)
14,647 1,360
Mastech Digital Inc
(e)
602 13
MAXIMUS Inc 42,764 3,173
Mitek Systems Inc
(e)
6,203 64
OneSpan Inc
(e)
5,171 161
PAE Inc
(e)
9,153 72
PAR Technology Corp
(e)
2,488 77
Parsons Corp
(e)
2,518 88
Perspecta Inc 17,870 382
Ping Identity Holding Corp
(e)
373,032 12,817
PlayAGS Inc
(e)
160,839 544
Qualys Inc
(e)
5,275 651

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Quantum Corp
(e)
873 $ 4
Rapid7 Inc
(e)
147,900 8,811
Rimini Street Inc
(e)
3,181 17
Science Applications International Corp 60,975 4,877
SecureWorks Corp
(e)
104 1
Super Micro Computer Inc
(e)
35,058 1,062
Sykes Enterprises Inc
(e)
354 10
Tenable Holdings Inc
(e)
9,436 320
TTEC Holdings Inc 2,808 133
Unisys Corp
(e)
993 12
USA Technologies Inc
(e)
217,718 1,552
Varonis Systems Inc
(e)
89,436 9,690
Virtusa Corp
(e)
4,458 181
Vocera Communications Inc
(e)
4,923 152
$ 67,848
Consumer Products - 0.06%
Central Garden & Pet Co
(e)
447 17
Central Garden & Pet Co - A Shares
(e)
1,841 64
Helen of Troy Ltd
(e)
3,921 738
WD-40 Co 1,980 389
$ 1,208
Cosmetics & Personal Care - 0.01%
elf Beauty Inc
(e)
4,081 73
Inter Parfums Inc 2,751 113
Revlon Inc
(a),(e)
57 —
$ 186
Distribution & Wholesale - 2.52%
Core-Mark Holding Co Inc 6,445 171
EVI Industries Inc
(a),(e)
749 19
IAA Inc
(e)
375,298 16,269
Pool Corp 10,690 3,385
SiteOne Landscape Supply Inc
(e)
257,295 32,942
Systemax Inc 1,280 29
$ 52,815
Diversified Financial Services - 2.11%
Altisource Portfolio Solutions SA
(e)
49 1
Ares Management Corp 267,400 10,680
Artisan Partners Asset Management Inc 3,503 127
Assetmark Financial Holdings Inc
(e)
1,069 30
Atlanticus Holdings Corp
(e)
833 7
Brightsphere Investment Group Inc 9,608 129
Cohen & Steers Inc 3,787 228
Columbia Financial Inc
(e)
2,169 26
Cowen Inc 1,461 24
Curo Group Holdings Corp 2,833 20
Federal Agricultural Mortgage Corp 309 18
Federated Hermes Inc 4,370 115
Focus Financial Partners Inc
(e)
4,873 180
GAMCO Investors Inc 794 9
Greenhill & Co Inc 2,194 26
Hamilton Lane Inc 180,598 13,047
Hannon Armstrong Sustainable Infrastructure
Capital Inc
566 20
Houlihan Lokey Inc 145,159 7,955
I3 Verticals Inc
(e)
2,288 55
International Money Express Inc
(e)
2,053 28
Moelis & Co 139,091 4,143
Paysign Inc
(e)
4,770 44
PennyMac Financial Services Inc 868 42
PJT Partners Inc 3,646 195
Pzena Investment Management Inc 2,666 14
Siebert Financial Corp
(a),(e)
1,678 6
Silvercrest Asset Management Group Inc 805 9
Stifel Financial Corp 143,764 6,970
StoneX Group Inc
(e)
199 10
Virtus Investment Partners Inc 112 15
$ 44,173
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.04%
Ameresco Inc
(e)
3,781 $ 105
Atlantic Power Corp
(e)
1,139 2
Clearway Energy Inc - Class A 1,072 24
Clearway Energy Inc - Class C 2,457 60
Genie Energy Ltd 2,039 17
MGE Energy Inc 1,450 96
Ormat Technologies Inc 6,200 369
Otter Tail Corp 2,068 79
Spark Energy Inc 1,834 14
$ 766
Electrical Components & Equipment - 1.40%
EnerSys 606 41
Littelfuse Inc 79,718 14,161
nLight Inc
(e)
5,344 124
Novanta Inc
(e)
115,172 11,941
Orion Energy Systems Inc
(e)
4,135 16
Vicor Corp
(e)
37,798 3,080
$ 29,363
Electronics - 1.38%
Advanced Energy Industries Inc
(e)
5,888 433
Akoustis Technologies Inc
(a),(e)
4,807 38
Alarm.com Holdings Inc
(e)
68,207 4,777
Allied Motion Technologies Inc 1,008 38
Atkore International Group Inc
(e)
7,338 196
Badger Meter Inc 4,519 283
Brady Corp 5,626 259
CyberOptics Corp
(e)
1,086 43
Digimarc Corp
(e)
1,712 24
FARO Technologies Inc
(e)
2,544 152
Fitbit Inc
(e)
24,910 163
Fluidigm Corp
(e)
944 7
GoPro Inc
(e)
17,827 94
II-VI Inc
(e)
321,105 16,287
Itron Inc
(e)
6,216 432
Mesa Laboratories Inc 627 149
Napco Security Technologies Inc
(e)
1,800 48
NVE Corp 671 36
OSI Systems Inc
(e)
20,695 1,468
Plexus Corp
(e)
3,623 269
SMART Global Holdings Inc
(e)
2,072 58
Transcat Inc
(e)
1,074 30
Watts Water Technologies Inc 1,885 158
Woodward Inc 45,854 3,436
Wrap Technologies Inc
(a),(e)
1,769 17
$ 28,895
Energy - Alternate Sources - 0.07%
FuelCell Energy Inc
(a),(e)
21,899 49
Plug Power Inc
(a),(e)
50,245 387
Sunnova Energy International Inc
(e)
646 16
SunPower Corp
(e)
8,228 77
Sunrun Inc
(e)
18,011 661
TPI Composites Inc
(e)
4,697 120
Vivint Solar Inc
(e)
7,620 155
$ 1,465
Engineering & Construction - 1.21%
Arcosa Inc 47,730 2,015
Comfort Systems USA Inc 1,619 81
Construction Partners Inc
(e)
1,310 22
Dycom Industries Inc
(e)
3,419 146
EMCOR Group Inc 716 49
Exponent Inc 7,959 669
Granite Construction Inc 783 13
IES Holdings Inc
(e)
476 11
Iteris Inc
(e)
6,246 29
KBR Inc 2,734 61
MasTec Inc
(e)
596 24
MYR Group Inc
(e)
1,602 59
NV5 Global Inc
(e)
62,135 3,525
Primoris Services Corp 4,201 67

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Sterling Construction Co Inc
(e)
727 $ 8
TopBuild Corp
(e)
140,687 18,560
WillScot Mobile Mini Holdings Corp
(e)
8,701 131
$ 25,470
Entertainment - 0.72%
Accel Entertainment Inc
(e)
6,540 52
Caesars Entertainment Inc
(e)
12,378 384
Churchill Downs Inc 74,489 10,318
Everi Holdings Inc
(e)
406,158 2,307
GAN Ltd
(e)
916 18
Golden Entertainment Inc
(e)
1,037 9
Liberty Media Corp-Liberty Braves - A Shares
(a),(e)
936 18
Liberty Media Corp-Liberty Braves - C Shares
(e)
3,399 63
Marriott Vacations Worldwide Corp 814 69
Monarch Casino & Resort Inc
(e)
1,393 50
Penn National Gaming Inc
(e)
10,415 353
Red Rock Resorts Inc 7,652 84
Scientific Games Corp
(e)
6,355 112
SeaWorld Entertainment Inc
(e)
88,750 1,284
Twin River Worldwide Holdings Inc 2,822 61
$ 15,182
Environmental Control - 2.15%
Advanced Disposal Services Inc
(e)
10,526 317
Casella Waste Systems Inc
(e)
6,187 343
Covanta Holding Corp 7,239 71
Energy Recovery Inc
(e)
5,872 45
Evoqua Water Technologies Corp
(e)
13,287 256
Montrose Environmental Group Inc
(e)
77,350 1,682
Pure Cycle Corp
(e)
3,008 27
Sharps Compliance Corp
(a),(e)
2,210 17
Tetra Tech Inc 232,992 20,655
Waste Connections Inc 211,539 21,655
$ 45,068
Food - 2.29%
B&G Foods Inc
(a)
8,680 251
BellRing Brands Inc
(e)
319,376 6,346
Bridgford Foods Corp
(e)
140 2
Calavo Growers Inc 2,548 147
Cal-Maine Foods Inc
(e)
1,656 73
Grocery Outlet Holding Corp
(e)
233,931 10,291
Hain Celestial Group Inc/The
(e)
566,400 19,246
Hostess Brands Inc
(e)
8,493 108
J & J Snack Foods Corp 617 76
John B Sanfilippo & Son Inc 1,361 120
Lancaster Colony Corp 2,937 466
Natural Grocers by Vitamin Cottage Inc 941 15
Sanderson Farms Inc 2,423 270
Simply Good Foods Co/The
(e)
440,592 10,591
Tootsie Roll Industries Inc
(a)
2,085 66
$ 48,068
Food Service - 0.01%
Healthcare Services Group Inc 11,574 303
Gas - 0.03%
Chesapeake Utilities Corp 2,353 199
Northwest Natural Holding Co 497 27
ONE Gas Inc 924 70
RGC Resources Inc 578 13
South Jersey Industries Inc 8,420 196
Southwest Gas Holdings Inc 701 49
$ 554
Hand & Machine Tools - 0.36%
Franklin Electric Co Inc 6,629 359
Luxfer Holdings PLC 246 3
MSA Safety Inc 60,973 7,227
$ 7,589
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.09%
10X Genomics Inc
(e)
98,392 $ 9,679
Accelerate Diagnostics Inc
(a),(e)
4,725 69
Accuray Inc
(e)
13,802 31
Alpha Pro Tech Ltd
(e)
1,892 41
Alphatec Holdings Inc
(e)
5,983 30
Apyx Medical Corp
(e)
520 2
AtriCure Inc
(e)
108,027 4,409
Atrion Corp 219 136
Axogen Inc
(e)
5,638 64
Axonics Modulation Technologies Inc
(a),(e)
4,718 200
Bellerophon Therapeutics Inc
(e)
568 7
BioLife Solutions Inc
(e)
1,125 22
BioSig Technologies Inc
(e)
3,282 30
BioTelemetry Inc
(e)
5,202 221
Bruker Corp 143,495 6,403
Cantel Medical Corp 5,878 278
Cardiovascular Systems Inc
(e)
5,349 163
CareDx Inc
(e)
6,633 221
Castle Biosciences Inc
(e)
1,586 61
Cerus Corp
(e)
25,114 179
Chembio Diagnostics Inc
(a),(e)
2,854 16
Co-Diagnostics Inc
(a),(e)
4,017 96
CONMED Corp 4,213 348
CryoLife Inc
(e)
4,622 90
Cutera Inc
(e)
2,597 37
CytoSorbents Corp
(e)
5,343 51
Electromed Inc
(e)
1,075 18
Establishment Labs Holdings Inc
(a),(e)
191,696 3,450
GenMark Diagnostics Inc
(e)
10,499 187
Glaukos Corp
(e)
6,551 286
Hanger Inc
(e)
710 12
Inari Medical Inc
(e)
107,460 6,041
InfuSystem Holdings Inc
(e)
2,239 27
Inogen Inc
(e)
1,909 59
Inspire Medical Systems Inc
(e)
4,056 403
Insulet Corp
(e)
18,466 3,755
Integer Holdings Corp
(e)
67,859 4,463
Integra LifeSciences Holdings Corp
(e)
53,476 2,553
Intersect ENT Inc
(e)
5,038 87
iRadimed Corp
(e)
896 20
iRhythm Technologies Inc
(e)
96,069 11,959
Lantheus Holdings Inc
(e)
10,286 139
LeMaitre Vascular Inc 2,053 60
LivaNova PLC
(e)
47,664 2,219
Luminex Corp 6,581 239
Meridian Bioscience Inc
(e)
5,713 140
Merit Medical Systems Inc
(e)
8,395 375
Milestone Scientific Inc
(e)
5,164 10
Misonix Inc
(e)
1,016 13
NanoString Technologies Inc
(e)
5,076 183
Natera Inc
(e)
10,151 487
Natus Medical Inc
(e)
1,667 31
Nemaura Medical Inc
(e)
1,109 7
Nevro Corp
(e)
33,117 4,403
NuVasive Inc
(e)
7,964 455
Nymox Pharmaceutical Corp
(a),(e)
5,322 17
OraSure Technologies Inc
(e)
5,872 107
OrthoPediatrics Corp
(e)
131,923 5,566
PAVmed Inc
(a),(e)
5,922 12
Penumbra Inc
(e)
30,569 6,784
Precision BioSciences Inc
(e)
6,673 42
Pulse Biosciences Inc
(a),(e)
2,121 22
Quanterix Corp
(e)
2,933 95
Quotient Ltd
(e)
9,376 73
Repligen Corp
(e)
71,032 10,719
Repro-Med Systems Inc
(e)
3,774 39
Retractable Technologies Inc
(e)
1,911 23
SeaSpine Holdings Corp
(e)
64,466 604
Shockwave Medical Inc
(e)
4,129 204

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Sientra Inc
(e)
5,744 $ 22
Silk Road Medical Inc
(e)
230,046 10,688
Soleno Therapeutics Inc
(e)
4,804 8
Soliton Inc
(a),(e)
919 6
STAAR Surgical Co
(e)
6,992 407
Stereotaxis Inc
(e)
6,849 26
Surmodics Inc
(e)
2,049 97
Tactile Systems Technology Inc
(e)
131,872 5,404
Utah Medical Products Inc 415 34
Venus Concept Inc
(e)
1,940 6
ViewRay Inc
(e)
6,379 18
Wright Medical Group NV
(e)
19,946 599
Zynex Inc
(a),(e)
2,567 49
$ 106,636
Healthcare - Services - 4.09%
Accolade Inc
(a),(e)
105,639 3,427
Addus HomeCare Corp
(e)
42,876 4,133
American Renal Associates Holdings Inc
(e)
714 5
Apollo Medical Holdings Inc
(e)
1,561 26
Avalon GloboCare Corp
(e)
2,629 4
Catalent Inc
(e)
216,487 18,908
Cellular Biomedicine Group Inc
(e)
1,208 16
Charles River Laboratories International Inc
(e)
124,815 24,837
Encompass Health Corp 109,469 7,453
Ensign Group Inc/The 7,927 365
Fulgent Genetics Inc
(e)
1,494 39
ICON PLC
(e)
45,190 8,381
Invitae Corp
(e)
17,889 522
Joint Corp/The
(e)
2,055 30
LHC Group Inc
(e)
80,455 15,698
Magellan Health Inc
(e)
1,577 117
Medpace Holdings Inc
(e)
4,232 505
Pennant Group Inc/The
(e)
4,016 101
Personalis Inc
(e)
3,027 53
Providence Service Corp/The
(e)
1,872 152
RadNet Inc
(e)
6,627 105
Select Medical Holdings Corp
(e)
16,836 320
SI-BONE Inc
(e)
3,930 67
Surgery Partners Inc
(e)
3,489 53
Tenet Healthcare Corp
(e)
1,618 43
Tivity Health Inc
(e)
3,147 41
Triple-S Management Corp
(e)
311 6
US Physical Therapy Inc 1,963 163
Vapotherm Inc
(e)
2,969 155
Viemed Healthcare Inc
(a),(e)
5,325 58
$ 85,783
Home Builders - 1.35%
Cavco Industries Inc
(e)
1,343 269
Installed Building Products Inc
(e)
62,127 4,915
KB Home 1,995 67
LCI Industries 3,819 480
LGI Homes Inc
(e)
3,453 394
Meritage Homes Corp
(e)
145,017 14,383
Skyline Champion Corp
(e)
8,441 238
Taylor Morrison Home Corp
(e)
246,300 5,776
Winnebago Industries Inc 28,145 1,701
$ 28,223
Home Furnishings - 0.53%
Casper Sleep Inc
(a),(e)
277 2
Hamilton Beach Brands Holding Co 374 6
Hooker Furniture Corp 107 2
iRobot Corp
(e)
4,276 311
Purple Innovation Inc
(e)
2,213 54
Sleep Number Corp
(e)
223,665 10,400
Sonos Inc
(e)
12,306 197
Universal Electronics Inc
(e)
1,816 84
$ 11,056
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2.55%
Benefytt Technologies Inc
(a),(e)
1,611 $ 50
BRP Group Inc
(e)
247,081 4,312
Crawford & Co 283 2
eHealth Inc
(e)
36,279 2,508
FedNat Holding Co 102 1
Global Indemnity Ltd 172 4
Goosehead Insurance Inc
(e)
256 26
GWG Holdings Inc
(a),(e)
527 4
Hanover Insurance Group Inc/The 20,140 2,052
HCI Group Inc 218 10
Heritage Insurance Holdings Inc 328 4
Investors Title Co 26 3
James River Group Holdings Ltd 4,049 187
Kinsale Capital Group Inc 3,225 629
Lemonade Inc
(e)
7,023 409
National General Holdings Corp 5,009 170
NMI Holdings Inc
(e)
608 9
Palomar Holdings Inc
(e)
203,153 18,556
RLI Corp 5,360 472
Selectquote Inc
(a),(e)
329,567 5,896
Trean Insurance Group Inc
(e)
257,676 4,020
Trupanion Inc
(a),(e)
278,609 14,089
Universal Insurance Holdings Inc 1,084 19
$ 53,432
Internet - 3.49%
1-800-Flowers.com Inc
(e)
3,852 109
8x8 Inc
(e)
15,750 250
Anaplan Inc
(e)
124,711 5,663
Boingo Wireless Inc
(e)
48,878 706
Cardlytics Inc
(e)
4,005 266
Cargurus Inc
(e)
13,386 387
CarParts.com Inc
(e)
3,008 41
ChannelAdvisor Corp
(e)
4,225 86
Cogent Communications Holdings Inc 76,463 6,890
Endurance International Group Holdings Inc
(e)
10,247 58
ePlus Inc
(e)
1,716 128
Etsy Inc
(e)
73,777 8,734
Eventbrite Inc
(e)
9,845 84
EverQuote Inc
(e)
86,425 4,706
GlobalSCAPE Inc 2,208 21
Limelight Networks Inc
(e)
17,989 113
LiveXLive Media Inc
(a),(e)
580 2
Magnite Inc
(e)
8,898 53
MakeMyTrip Ltd
(e)
423,126 6,588
Meet Group Inc/The
(e)
10,659 66
Mimecast Ltd
(e)
362,470 17,010
NIC Inc 10,200 224
Overstock.com Inc
(e)
5,100 386
Perficient Inc
(e)
64,525 2,530
Q2 Holdings Inc
(e)
48,598 4,571
QuinStreet Inc
(e)
2,360 28
RealReal Inc/The
(e)
499,538 6,814
Shutterstock Inc 3,011 164
Stamps.com Inc
(e)
11,972 3,116
Stitch Fix Inc
(a),(e)
129,575 2,870
TechTarget Inc
(e)
3,613 131
Tucows Inc
(a),(e)
1,448 88
Upwork Inc
(e)
14,377 216
VirnetX Holding Corp 5,080 26
Yelp Inc
(e)
2,016 50
Zix Corp
(e)
8,468 60
$ 73,235
Investment Companies - 0.01%
Brookfield Infrastructure Corp 2,487 114
Brookfield Renewable Corp 550 25
Grid Dynamics Holdings Inc
(e)
3,361 22
$ 161

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1.71%
Acushnet Holdings Corp 1,239 $ 47
Camping World Holdings Inc 5,084 186
Clarus Corp 329,967 3,953
Fox Factory Holding Corp
(e)
147,626 13,139
Johnson Outdoors Inc 400 35
Lindblad Expeditions Holdings Inc
(e)
3,998 29
Malibu Boats Inc
(e)
3,180 187
Marine Products Corp 1,111 14
MasterCraft Boat Holdings Inc
(e)
2,870 60
OneSpaWorld Holdings Ltd 291,118 1,619
OneWater Marine Inc
(e)
719 18
Planet Fitness Inc
(e)
233,147 12,170
YETI Holdings Inc
(e)
90,556 4,427
$ 35,884
Lodging - 0.22%
Choice Hotels International Inc 50,698 4,260
Hilton Grand Vacations Inc
(e)
13,203 268
St Joe Co/The
(e)
2,508 52
$ 4,580
Machinery - Construction & Mining - 0.46%
Bloom Energy Corp
(a),(e)
12,407 151
BWX Technologies Inc 175,994 9,595
$ 9,746
Machinery - Diversified - 1.85%
Alamo Group Inc 1,240 128
Albany International Corp 3,926 189
Applied Industrial Technologies Inc 2,372 150
Cactus Inc 115,659 2,616
Chart Industries Inc
(e)
215,020 14,736
CSW Industrials Inc 2,181 146
Gencor Industries Inc
(e)
166 2
Gorman-Rupp Co/The 431 13
Ichor Holdings Ltd
(e)
3,427 112
IDEX Corp 48,411 7,979
Intevac Inc
(e)
890 5
Kadant Inc 1,770 192
Lindsay Corp 1,679 163
Mueller Water Products Inc - Class A 1,432 14
Nordson Corp 32,200 6,235
Ranpak Holdings Corp
(e)
729,511 5,960
Tennant Co 2,833 189
Welbilt Inc
(e)
5,678 34
$ 38,863
Media - 0.01%
AMC Networks Inc
(e)
2,424 56
Central European Media Enterprises Ltd
(e)
6,611 26
Gray Television Inc
(e)
4,208 60
Meredith Corp 3,109 45
Value Line Inc 151 4
WideOpenWest Inc
(e)
4,052 22
$ 213
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc 7,661 375
Helios Technologies Inc 2,016 76
Lawson Products Inc/DE
(e)
415 13
Omega Flex Inc 449 55
RBC Bearings Inc
(e)
3,817 467
Rexnord Corp 1,269 37
$ 1,023
Mining - 0.03%
Caledonia Mining Corp PLC
(a)
605 14
Compass Minerals International Inc 5,293 270
Novagold Resources Inc
(e)
34,336 313
United States Lime & Minerals Inc 16 1
Uranium Energy Corp
(e)
10,713 10
$ 608
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 2.02%
Axon Enterprise Inc
(e)
121,880 $ 10,132
Carlisle Cos Inc 23,184 2,761
Chase Corp 1,142 115
Enerpac Tool Group Corp 3,150 60
ESCO Technologies Inc 40,140 3,450
Fabrinet
(e)
5,691 413
Federal Signal Corp 8,550 264
ITT Inc 147,610 8,521
John Bean Technologies Corp 168,389 15,787
Materion Corp 956 55
Myers Industries Inc 2,044 31
Proto Labs Inc
(e)
4,143 498
Raven Industries Inc 490 11
Sturm Ruger & Co Inc 2,298 187
Trinseo SA 1,853 40
$ 42,325
Office & Business Equipment - 0.00%
Pitney Bowes Inc 10,285 34
Office Furnishings - 0.00%
Interface Inc 1,696 14
Oil & Gas - 0.11%
Contango Oil & Gas Co
(e)
2,546 5
EQT Corp 116,200 1,687
Goodrich Petroleum Corp
(e)
832 6
Magnolia Oil & Gas Corp
(e)
17,774 106
Murphy USA Inc
(e)
4,273 566
$ 2,370
Oil & Gas Services - 0.00%
DMC Global Inc 1,040 31
Packaging & Containers - 0.01%
O-I Glass Inc 18,802 196
UFP Technologies Inc
(e)
86 4
$ 200
Pharmaceuticals - 3.51%
89bio Inc
(a),(e)
453 14
AcelRx Pharmaceuticals Inc
(e)
3,224 4
Adamas Pharmaceuticals Inc
(e)
143,337 355
AdaptHealth Corp
(e)
124,096 2,418
Aeglea BioTherapeutics Inc
(e)
5,524 38
Aerie Pharmaceuticals Inc
(e)
5,683 66
Agile Therapeutics Inc
(a),(e)
9,784 24
Aimmune Therapeutics Inc
(a),(e)
111,697 1,475
Akcea Therapeutics Inc
(e)
1,118 12
Akebia Therapeutics Inc
(e)
20,176 225
Alector Inc
(e)
7,172 112
Allovir Inc
(e)
95,872 2,387
Amneal Pharmaceuticals Inc
(e)
15,373 67
Amphastar Pharmaceuticals Inc
(e)
5,497 110
Antares Pharma Inc
(e)
25,457 66
Aquestive Therapeutics Inc
(e)
3,077 16
Artana Therapeutics
(e),(f),(g)
6,221 —
Arvinas Inc
(e)
4,530 143
Athenex Inc
(e)
11,409 121
Avenue Therapeutics Inc
(e)
1,099 11
Axcella Health Inc
(e)
1,472 7
Axsome Therapeutics Inc
(e)
64,291 4,586
Beyond Air Inc
(e)
2,024 13
Beyondspring Inc
(e)
1,956 22
BioDelivery Sciences International Inc
(e)
402,750 1,688
BioSpecifics Technologies Corp
(e)
965 60
Bioxcel Therapeutics Inc
(e)
74,790 3,392
Calyxt Inc
(e)
1,589 7
Cassava Sciences Inc
(a),(e)
1,362 4
Catalyst Pharmaceuticals Inc
(e)
15,043 65
Checkpoint Therapeutics Inc
(e)
6,746 15
Chiasma Inc
(e)
5,677 25
Cidara Therapeutics Inc
(e)
4,079 15
Clovis Oncology Inc
(a),(e)
11,204 65

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Coherus Biosciences Inc
(e)
420,082 $ 7,389
Collegium Pharmaceutical Inc
(e)
119,328 1,883
Corbus Pharmaceuticals Holdings Inc
(a),(e)
10,267 64
Corcept Therapeutics Inc
(e)
14,879 222
CorMedix Inc
(a),(e)
3,717 17
Cytokinetics Inc
(e)
7,615 165
Dova Pharmaceuticals Inc
(e),(f),(g)
1,117 1
Durect Corp
(e)
30,608 60
Eagle Pharmaceuticals Inc/DE
(e)
1,687 78
Eidos Therapeutics Inc
(e)
1,693 68
Eloxx Pharmaceuticals Inc
(e)
4,400 12
Enanta Pharmaceuticals Inc
(e)
253 12
Endo International PLC
(e)
15,092 53
Eton Pharmaceuticals Inc
(a),(e)
2,434 16
Evofem Biosciences Inc
(a),(e)
6,778 20
Fennec Pharmaceuticals Inc
(a),(e)
3,345 28
Flexion Therapeutics Inc
(e)
5,305 72
Fortress Biotech Inc
(e)
8,988 25
Fulcrum Therapeutics Inc
(e)
1,936 31
G1 Therapeutics Inc
(e)
2,472 36
Galectin Therapeutics Inc
(a),(e)
5,754 15
Global Blood Therapeutics Inc
(e)
67,232 4,537
Gritstone Oncology Inc
(e)
789 3
Harpoon Therapeutics Inc
(e)
1,635 18
Harrow Health Inc
(e)
3,465 19
Heron Therapeutics Inc
(e)
13,580 221
Heska Corp
(e)
387 37
Hookipa Pharma Inc
(a),(e)
1,795 17
Horizon Therapeutics Plc
(e)
159,585 9,765
Ideaya Biosciences Inc
(e)
376 5
IMARA Inc
(e)
763 15
Intellia Therapeutics Inc
(e)
6,791 121
Intra-Cellular Therapies Inc
(e)
3,236 64
Ironwood Pharmaceuticals Inc
(e)
24,733 227
Kadmon Holdings Inc
(e)
25,002 92
Kala Pharmaceuticals Inc
(a),(e)
6,133 54
KalVista Pharmaceuticals Inc
(e)
431 4
Kura Oncology Inc
(e)
8,219 135
La Jolla Pharmaceutical Co
(a),(e)
2,791 11
Lifevantage Corp
(e)
2,122 27
Madrigal Pharmaceuticals Inc
(e)
39,765 4,080
MannKind Corp
(e)
532,307 830
Marinus Pharmaceuticals Inc
(e)
13,113 22
MediciNova Inc
(a),(e)
6,528 41
Minerva Neurosciences Inc
(e)
5,041 18
Mirum Pharmaceuticals Inc
(a),(e)
332 7
Momenta Pharmaceuticals Inc
(e)
17,138 505
Morphic Holding Inc
(a),(e)
2,120 48
MyoKardia Inc
(e)
6,739 607
Neogen Corp
(e)
8,178 628
Neoleukin Therapeutics Inc
(e)
4,599 45
Neubase Therapeutics Inc
(e)
2,673 20
NeuroBo Pharmaceuticals Inc
(a),(e)
706 5
Neurocrine Biosciences Inc
(e)
76,966 9,264
Ocular Therapeutix Inc
(a),(e)
7,944 62
Odonate Therapeutics Inc
(e)
2,024 74
Optinose Inc
(a),(e)
4,780 24
Option Care Health Inc
(e)
4,923 58
ORIC Pharmaceuticals Inc
(a),(e)
38,268 768
Pacira BioSciences Inc
(e)
6,407 337
Paratek Pharmaceuticals Inc
(e)
5,907 26
Passage Bio Inc
(e)
72,636 1,136
PhaseBio Pharmaceuticals Inc
(a),(e)
2,470 10
Prestige Consumer Healthcare Inc
(e)
2,750 102
Principia Biopharma Inc
(e)
4,163 348
Protagonist Therapeutics Inc
(e)
3,497 55
Reata Pharmaceuticals Inc
(e)
8,563 1,265
Recro Pharma Inc
(e)
3,003 12
Relmada Therapeutics Inc
(a),(e)
2,176 79
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Revance Therapeutics Inc
(e)
215,010 $ 5,049
Rhythm Pharmaceuticals Inc
(e)
5,207 100
Rockwell Medical Inc
(e)
9,384 16
scPharmaceuticals Inc
(e)
887 7
Seres Therapeutics Inc
(e)
6,809 25
SIGA Technologies Inc
(e)
8,381 54
Spero Therapeutics Inc
(e)
1,989 23
Supernus Pharmaceuticals Inc
(e)
1,684 38
Synergy Pharmaceuticals LLC
(e),(f),(g)
28,172 —
Syros Pharmaceuticals Inc
(e)
6,432 61
TG Therapeutics Inc
(e)
12,783 250
TherapeuticsMD Inc
(a),(e)
30,987 57
Tricida Inc
(e)
4,380 59
UroGen Pharma Ltd
(a),(e)
1,831 40
USANA Health Sciences Inc
(e)
1,792 145
Verrica Pharmaceuticals Inc
(a),(e)
1,925 13
Voyager Therapeutics Inc
(e)
4,003 44
vTv Therapeutics Inc
(e)
1,602 4
Xeris Pharmaceuticals Inc
(a),(e)
5,358 15
Zogenix Inc
(e)
163,720 3,895
$ 73,638
Pipelines - 0.16%
New Fortress Energy LLC
(a),(e)
159,192 3,439
NextDecade Corp
(e)
351 —
$ 3,439
Real Estate - 0.05%
Cushman & Wakefield PLC
(e)
5,841 63
eXp World Holdings Inc
(e)
3,694 73
Griffin Industrial Realty Inc 261 13
Legacy Housing Corp
(e)
334 5
Marcus & Millichap Inc
(e)
355 10
Maui Land & Pineapple Co Inc
(e)
501 5
McGrath RentCorp 2,120 123
Redfin Corp
(e)
14,872 618
RMR Group Inc/The 2,129 61
Safehold Inc 1,461 74
$ 1,045
REITs - 1.73%
Alexander's Inc 309 78
Bluerock Residential Growth REIT Inc 1,318 10
CareTrust REIT Inc 2,043 37
CatchMark Timber Trust Inc 836 8
CIM Commercial Trust Corp 1,715 17
Clipper Realty Inc 1,871 13
Community Healthcare Trust Inc 3,264 149
Easterly Government Properties Inc 11,693 286
EastGroup Properties Inc 88,418 11,729
Four Corners Property Trust Inc 10,906 275
Gladstone Commercial Corp 1,119 20
Gladstone Land Corp 1,381 22
Innovative Industrial Properties Inc 1,071 112
LTC Properties Inc 2,269 84
Monmouth Real Estate Investment Corp 174,307 2,516
National Health Investors Inc 2,180 135
National Storage Affiliates Trust 9,600 296
NexPoint Residential Trust Inc 513 20
Plymouth Industrial REIT Inc 2,280 30
PS Business Parks Inc 3,115 430
QTS Realty Trust Inc 262,411 18,880
Ryman Hospitality Properties Inc 6,764 217
Saul Centers Inc 1,606 49
STAG Industrial Inc 1,879 61
Terreno Realty Corp 4,390 267
UMH Properties Inc 4,413 54
Uniti Group Inc 29,960 297
Universal Health Realty Income Trust 1,730 120
$ 36,212

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 6.12%
America's Car-Mart Inc/TX
(e)
719 $ 68
Asbury Automotive Group Inc
(e)
1,170 117
Aspen Aerogels Inc
(e)
286 2
Big Lots Inc 477 19
BJ's Wholesale Club Holdings Inc
(e)
21,228 850
Bloomin' Brands Inc 13,568 156
Boot Barn Holdings Inc
(e)
4,053 78
Brinker International Inc 4,498 121
Casey's General Stores Inc 56,414 8,981
Children's Place Inc/The
(a)
60,341 1,473
Chuy's Holdings Inc
(e)
93,990 1,495
Cracker Barrel Old Country Store Inc 1,582 175
Dave & Buster's Entertainment Inc
(a)
2,613 32
Denny's Corp
(e)
5,484 49
Dick's Sporting Goods Inc 76,290 3,480
Dine Brands Global Inc 166 8
El Pollo Loco Holdings Inc
(e)
198 4
Envela Corp
(e)
1,081 5
FirstCash Inc 6,304 363
Five Below Inc
(e)
88,046 9,589
Floor & Decor Holdings Inc
(e)
119,400 7,868
Foundation Building Materials Inc
(e)
719 10
Freshpet Inc
(e)
298,982 28,717
GrowGeneration Corp
(e)
4,445 38
Jack in the Box Inc 84,559 6,943
Lithia Motors Inc 30,252 6,932
Lovesac Co/The
(a),(e)
81,554 2,592
Lumber Liquidators Holdings Inc
(e)
646 14
National Vision Holdings Inc
(e)
444,816 14,230
Noodles & Co
(e)
200,442 1,393
Ollie's Bargain Outlet Holdings Inc
(e)
73,620 7,737
OptimizeRx Corp
(e)
2,231 32
Papa John's International Inc 4,270 404
PC Connection Inc 120 5
PetIQ Inc
(e)
3,186 116
PetMed Express Inc
(a)
3,027 94
PriceSmart Inc 218 14
RH
(e)
2,591 745
Ruth's Hospitality Group Inc 4,110 28
Shake Shack Inc
(e)
5,436 264
Sportsman's Warehouse Holdings Inc
(e)
6,627 107
Texas Roadhouse Inc 189,892 10,670
Tilly's Inc 137,784 828
Waitr Holdings Inc
(e)
11,768 63
Wingstop Inc 72,899 11,391
Winmark Corp 129 21
$ 128,321
Savings & Loans - 0.34%
Axos Financial Inc
(e)
724 16
FS Bancorp Inc 58 2
Greene County Bancorp Inc 55 1
Hingham Institution For Savings The 13 2
Investors Bancorp Inc 10,080 82
OceanFirst Financial Corp 156,824 2,403
Pacific Premier Bancorp Inc 224,158 4,710
Waterstone Financial Inc 207 3
$ 7,219
Semiconductors - 5.40%
Ambarella Inc
(e)
1,540 70
Amkor Technology Inc
(e)
2,565 35
Atomera Inc
(a),(e)
2,218 24
Axcelis Technologies Inc
(e)
4,659 137
Brooks Automation Inc 11,257 613
Cabot Microelectronics Corp 4,500 678
CEVA Inc
(e)
3,361 135
Cohu Inc 426 8
Cree Inc
(e)
137,035 9,444
Diodes Inc
(e)
1,142 59
DSP Group Inc
(e)
3,084 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Entegris Inc 112,430 $ 8,085
FormFactor Inc
(e)
11,827 341
Impinj Inc
(e)
2,608 62
Inphi Corp
(e)
71,740 9,373
Intellicheck Inc
(e)
2,462 18
Lattice Semiconductor Corp
(e)
942,621 29,306
MACOM Technology Solutions Holdings Inc
(e)
487,743 20,612
MaxLinear Inc
(e)
6,199 157
MKS Instruments Inc 86,545 11,029
Monolithic Power Systems Inc 8,524 2,259
Onto Innovation Inc
(e)
72,564 2,745
Pixelworks Inc
(e)
5,141 16
Power Integrations Inc 4,567 557
Semtech Corp
(e)
55,588 3,098
Silicon Laboratories Inc
(e)
136,861 13,756
SiTime Corp
(e)
778 41
Synaptics Inc
(e)
4,982 399
Ultra Clean Holdings Inc
(e)
6,138 185
$ 113,288
Software - 11.08%
1Life Healthcare Inc
(a),(e)
3,304 98
ACI Worldwide Inc
(e)
17,755 476
Agilysys Inc
(e)
2,815 59
Akerna Corp
(e)
1,481 10
Allscripts Healthcare Solutions Inc
(e)
1,415 13
Altair Engineering Inc
(e)
6,505 262
American Software Inc/GA 4,637 76
Appfolio Inc
(e)
2,475 345
Appian Corp
(a),(e)
5,089 259
Aspen Technology Inc
(e)
45,456 4,421
Avaya Holdings Corp
(e)
14,369 182
Avid Technology Inc
(e)
4,839 40
Bandwidth Inc
(e)
2,971 430
Benefitfocus Inc
(e)
4,493 53
Blackbaud Inc 7,661 479
Blackline Inc
(e)
282,755 25,139
Bottomline Technologies DE Inc
(e)
6,709 324
Box Inc
(e)
22,868 410
Brightcove Inc
(e)
6,046 64
Broadridge Financial Solutions Inc 4,826 648
Cloudera Inc
(e)
15,461 174
CommVault Systems Inc
(e)
6,476 285
Cornerstone OnDemand Inc
(e)
9,397 334
CSG Systems International Inc 5,067 213
Daily Journal Corp
(a),(e)
137 39
Digital Turbine Inc
(e)
12,765 177
Domo Inc
(e)
3,948 127
Dynatrace Inc
(e)
281,876 11,791
Ebix Inc 2,256 50
eGain Corp
(e)
1,174 12
Envestnet Inc
(e)
32,271 2,620
Everbridge Inc
(e)
71,140 10,159
Evolent Health Inc
(e)
1,883 22
Fastly Inc
(e)
71,521 6,901
Five9 Inc
(e)
86,456 10,446
Glu Mobile Inc
(e)
679,211 6,412
Guidewire Software Inc
(e)
46,754 5,501
Health Catalyst Inc
(e)
231,155 8,067
HubSpot Inc
(e)
27,582 6,471
Immersion Corp
(e)
2,200 15
Inovalon Holdings Inc
(e)
11,432 269
Intelligent Systems Corp
(e)
1,112 34
J2 Global Inc
(e)
7,184 407
Jamf Holding Corp
(e)
18,100 735
LivePerson Inc
(e)
9,442 406
Majesco
(e)
1,237 16
Manhattan Associates Inc
(e)
96,230 9,218
ManTech International Corp/VA 31,243 2,174
MicroStrategy Inc
(e)
759 94

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MobileIron Inc
(e)
14,919 $ 93
Model N Inc
(e)
161,412 6,208
NantHealth Inc
(e)
4,176 19
nCino Inc
(e)
14,280 1,130
New Relic Inc
(e)
34,144 2,421
Nuance Communications Inc
(e)
310,960 8,505
Omnicell Inc
(e)
6,582 463
Ontrak Inc
(a),(e)
1,215 46
Park City Group Inc
(e)
422 2
PDF Solutions Inc
(e)
4,142 102
Phreesia Inc
(e)
205,703 6,183
Pluralsight Inc
(e)
274,952 5,821
Progress Software Corp 6,955 242
PROS Holdings Inc
(e)
177,110 5,779
QAD Inc 1,789 71
Red Violet Inc
(e)
1,001 15
Rosetta Stone Inc
(e)
442 12
Sailpoint Technologies Holdings Inc
(e)
158,763 5,001
Sapiens International Corp NV 3,969 121
Schrodinger Inc/United States
(a),(e)
2,137 155
Simulations Plus Inc 1,949 137
Smartsheet Inc
(e)
118,576 5,661
Smith Micro Software Inc
(e)
5,180 21
Sprout Social Inc
(e)
1,229 36
SPS Commerce Inc
(e)
5,446 409
SVMK Inc
(e)
281,696 6,755
Tabula Rasa HealthCare Inc
(a),(e)
154,026 8,656
Upland Software Inc
(e)
3,535 122
Verint Systems Inc
(e)
4,448 200
Veritone Inc
(a),(e)
3,556 40
Verra Mobility Corp
(e)
20,728 212
Vertex Inc
(e)
175,308 4,130
Workiva Inc
(e)
279,195 15,607
Xperi Holding Corp 1,146 21
Yext Inc
(e)
15,671 264
Zuora Inc
(e)
644,023 7,496
Zynga Inc
(e)
2,354,333 23,143
$ 232,256
Telecommunications - 1.91%
A10 Networks Inc
(e)
9,561 77
Acacia Communications Inc
(e)
6,024 410
Anterix Inc
(e)
2,062 90
ATN International Inc 99 6
CalAmp Corp
(e)
3,415 27
Calix Inc
(e)
7,526 154
Cambium Networks Corp
(e)
920 11
Casa Systems Inc
(e)
4,910 28
Ciena Corp
(e)
160,411 9,546
Cincinnati Bell Inc
(e)
2,530 38
Clearfield Inc
(e)
1,729 32
Consolidated Communications Holdings Inc
(e)
1,152 9
Extreme Networks Inc
(e)
18,061 82
GCI Liberty Inc
(e)
262,077 20,544
Gogo Inc
(a),(e)
8,371 24
GTT Communications Inc
(a),(e)
4,936 31
HC2 Holdings Inc
(e)
6,778 18
IDT Corp - Class B
(e)
1,610 11
Infinera Corp
(e)
12,064 95
Inseego Corp
(a),(e)
10,564 142
InterDigital Inc 1,496 90
Iridium Communications Inc
(e)
11,739 322
Loral Space & Communications Inc 457 8
Luna Innovations Inc
(e)
4,485 26
NeoPhotonics Corp
(e)
5,181 47
Ooma Inc
(e)
3,215 49
ORBCOMM Inc
(e)
1,601 7
Plantronics Inc 1,698 34
Resonant Inc
(a),(e)
7,657 21
Shenandoah Telecommunications Co 7,467 375
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viavi Solutions Inc
(e)
372,169 $ 5,147
Vonage Holdings Corp
(e)
209,826 2,507
$ 40,008
Textiles - 0.00%
UniFirst Corp/MA 130 24
Transportation - 1.51%
Air Transport Services Group Inc
(e)
128,589 3,134
Ardmore Shipping Corp 760 3
Atlas Air Worldwide Holdings Inc
(e)
275 14
CryoPort Inc
(a),(e)
5,196 172
Daseke Inc
(e)
7,057 30
Dorian LPG Ltd
(e)
825 7
Echo Global Logistics Inc
(e)
127,550 3,197
Forward Air Corp 2,655 138
Knight-Swift Transportation Holdings Inc 303,252 13,189
Marten Transport Ltd 2,976 79
PAM Transportation Services Inc
(e)
41 1
Saia Inc
(e)
94,532 11,292
Universal Logistics Holdings Inc 822 15
Werner Enterprises Inc 8,367 368
$ 31,639
Water - 0.06%
American States Water Co 5,715 439
Artesian Resources Corp 76 3
California Water Service Group 6,971 327
Global Water Resources Inc 1,875 19
Middlesex Water Co 2,641 169
SJW Group 2,161 135
York Water Co/The 2,010 93
$ 1,185
TOTAL COMMON STOCKS $ 2,016,995
Total Investments $ 2,127,847
Other Assets and Liabilities -  (1.48)% (30,985)
TOTAL NET ASSETS - 100.00% $ 2,096,862
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $43,398 or 2.07% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $15 or 0.00% of net assets.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 32.75%
Technology 19.72%
Industrial 16.47%
Consumer, Cyclical 13.31%
Financial 7.34%
Communications 5.41%
Money Market Funds 5.24%
Basic Materials 0.72%
Energy 0.34%
Utilities 0.13%
Investment Companies 0.05%
Other Assets and Liabilities
(1.48)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 92,323 $ 865,183 $ 851,909 $ 105,597
Principal Healthcare Innovators Index ETF 248 — 335 —
Principal U.S. Small-Cap Multi-Factor Index ETF 868 — 704 —
$ 93,439 $ 865,183 $ 852,948 $ 105,597
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 404 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 100 — (13)
Principal U.S. Small-Cap Multi-Factor Index ETF 6 (168) — 4
$ 410 $ (68) $ — $ (9)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2020 Long 98 $ 7,241 $ 285
Total $ 285
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.55% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF 14,044 $ 1,000
Money Market Funds - 2.46%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
1,917,948 1,918
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
24,333,451 24,333
$ 26,251
TOTAL INVESTMENT COMPANIES $ 27,251
COMMON STOCKS - 98.90% Shares Held Value (000's)
Aerospace & Defense - 1.57%
AAR Corp 52,122 $ 897
Aerojet Rocketdyne Holdings Inc
(d)
114,128 4,708
AeroVironment Inc
(d)
34,116 2,612
Barnes Group Inc 74,903 2,762
Kaman Corp 43,669 1,724
Moog Inc 47,397 2,546
National Presto Industries Inc 7,983 682
Park Aerospace Corp 30,794 332
Triumph Group Inc 81,906 555
$ 16,818
Agriculture - 0.55%
Andersons Inc/The 51,972 739
Fresh Del Monte Produce Inc 47,492 1,072
Phibro Animal Health Corp 32,050 744
Universal Corp/VA 38,594 1,627
Vector Group Ltd 188,628 1,664
$ 5,846
Airlines - 0.49%
Allegiant Travel Co 20,730 2,322
Hawaiian Holdings Inc 72,588 863
SkyWest Inc 79,208 2,084
$ 5,269
Apparel - 1.48%
Capri Holdings Ltd
(d)
235,955 3,535
Crocs Inc
(d)
106,434 3,825
Kontoor Brands Inc 73,971 1,417
Oxford Industries Inc 26,503 1,138
Steven Madden Ltd 120,851 2,560
Unifi Inc
(d)
23,020 275
Wolverine World Wide Inc 128,253 3,083
$ 15,833
Automobile Manufacturers - 0.09%
Wabash National Corp 83,489 951
Automobile Parts & Equipment - 1.57%
American Axle & Manufacturing Holdings Inc
(d)
178,643 1,261
Cooper Tire & Rubber Co 79,430 2,467
Cooper-Standard Holdings Inc
(d)
26,673 286
Dorman Products Inc
(d)
45,614 3,729
Garrett Motion Inc
(d)
119,407 702
Gentherm Inc
(d)
51,498 1,997
Meritor Inc
(d)
114,149 2,597
Methode Electronics Inc 58,593 1,652
Motorcar Parts of America Inc
(d)
29,959 499
Standard Motor Products Inc 31,724 1,443
Titan International Inc 79,459 118
$ 16,751
Banks - 7.58%
Allegiance Bancshares Inc 29,653 723
Ameris Bancorp 103,112 2,379
BancFirst Corp 28,308 1,233
Banner Corp 55,537 1,968
Cadence BanCorp 198,935 1,554
Central Pacific Financial Corp 44,414 691
City Holding Co 25,512 1,593
Columbia Banking System Inc 113,060 3,271
Community Bank System Inc 82,296 4,627
Customers Bancorp Inc
(d)
45,736 542
CVB Financial Corp 203,366 3,675
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eagle Bancorp Inc 50,862 $ 1,530
First BanCorp/Puerto Rico 344,628 1,875
First Commonwealth Financial Corp 155,026 1,220
First Financial Bancorp 154,756 2,153
First Hawaiian Inc 205,095 3,565
First Midwest Bancorp Inc/IL 180,424 2,189
Flagstar Bancorp Inc 54,666 1,715
Franklin Financial Network Inc 21,445 566
Great Western Bancorp Inc 86,907 1,130
Hanmi Financial Corp 48,366 446
Heritage Financial Corp/WA 56,693 1,072
HomeStreet Inc 36,959 977
Hope Bancorp Inc 194,609 1,641
Independent Bank Corp 52,029 3,357
Independent Bank Group Inc 57,794 2,539
Meta Financial Group Inc 50,297 939
National Bank Holdings Corp 48,280 1,341
NBT Bancorp Inc 68,856 2,051
OFG Bancorp 81,105 1,061
Old National Bancorp/IN 260,279 3,641
Park National Corp 22,351 1,917
Preferred Bank/Los Angeles CA 21,442 799
S&T Bancorp Inc 60,133 1,293
Seacoast Banking Corp of Florida
(d)
83,264 1,572
ServisFirst Bancshares Inc 73,150 2,677
Simmons First National Corp 172,141 2,856
Southside Bancshares Inc 49,020 1,358
Tompkins Financial Corp 19,311 1,246
Triumph Bancorp Inc
(d)
35,022 918
TrustCo Bank Corp NY 152,337 882
United Community Banks Inc/GA 123,677 2,217
Veritex Holdings Inc 72,423 1,211
Walker & Dunlop Inc 45,629 2,300
Westamerica BanCorp 42,557 2,569
$ 81,079
Beverages - 0.34%
Coca-Cola Consolidated Inc 7,333 1,683
MGP Ingredients Inc 20,819 755
National Beverage Corp
(d),(e)
18,411 1,181
$ 3,619
Biotechnology - 1.35%
AMAG Pharmaceuticals Inc
(d),(e)
54,141 517
ANI Pharmaceuticals Inc
(d)
14,997 444
Innoviva Inc
(d)
105,638 1,431
Myriad Genetics Inc
(d)
117,775 1,422
NeoGenomics Inc
(d)
173,446 6,631
REGENXBIO Inc
(d)
50,004 1,655
Xencor Inc
(d)
78,345 2,357
$ 14,457
Building Materials - 3.07%
AAON Inc 64,114 3,799
American Woodmark Corp
(d)
24,599 1,983
Apogee Enterprises Inc 41,578 898
Boise Cascade Co 61,920 2,885
Gibraltar Industries Inc
(d)
51,196 2,648
Griffon Corp 68,184 1,559
Patrick Industries Inc 34,903 2,232
PGT Innovations Inc
(d)
93,085 1,589
Simpson Manufacturing Co Inc 62,482 6,033
SPX Corp
(d)
70,390 2,956
UFP Industries Inc 96,524 5,620
US Concrete Inc
(d)
25,020 621
$ 32,823
Chemicals - 2.78%
AdvanSix Inc
(d)
44,238 551
American Vanguard Corp 41,933 564
Balchem Corp 51,052 5,118
Ferro Corp
(d)
129,920 1,519
GCP Applied Technologies Inc
(d)
85,244 1,945

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Hawkins Inc 14,894 $ 768
HB Fuller Co 81,214 3,682
Innospec Inc 38,799 2,917
Koppers Holdings Inc
(d)
33,145 834
Kraton Corp
(d)
50,320 662
Quaker Chemical Corp 20,480 3,973
Rayonier Advanced Materials Inc
(d)
78,936 230
Rogers Corp
(d)
29,481 3,514
Stepan Co 31,597 3,450
$ 29,727
Coal - 0.18%
CONSOL Energy Inc
(d)
41,117 242
SunCoke Energy Inc 130,739 417
Warrior Met Coal Inc 80,830 1,287
$ 1,946
Commercial Services - 3.88%
ABM Industries Inc 105,258 3,779
American Public Education Inc
(d)
23,350 680
AMN Healthcare Services Inc
(d)
74,208 4,077
Arlo Technologies Inc
(d)
123,260 520
Cardtronics PLC
(d)
56,894 1,270
CorVel Corp
(d)
13,911 1,106
Cross Country Healthcare Inc
(d)
59,177 384
Deluxe Corp 65,950 1,862
EVERTEC Inc 94,227 2,926
Forrester Research Inc
(d)
16,891 593
Green Dot Corp
(d)
76,997 3,903
Heidrick & Struggles International Inc 30,448 616
HMS Holdings Corp
(d)
139,669 4,539
Kelly Services Inc 52,639 780
Korn Ferry 86,954 2,443
Medifast Inc 18,610 3,110
Monro Inc 52,580 2,960
Perdoceo Education Corp
(d)
109,098 1,571
Rent-A-Center Inc/TX 76,463 2,211
Resources Connection Inc 47,731 539
RR Donnelley & Sons Co 112,633 127
Team Inc
(d)
48,383 191
TrueBlue Inc
(d)
57,069 881
Viad Corp 32,195 466
$ 41,534
Computers - 1.72%
3D Systems Corp
(d),(e)
187,794 1,238
Cubic Corp 49,444 2,077
Diebold Nixdorf Inc
(d)
122,415 853
ExlService Holdings Inc
(d)
54,210 3,473
Insight Enterprises Inc
(d)
55,707 2,776
MTS Systems Corp 28,259 524
OneSpan Inc
(d)
51,583 1,606
Sykes Enterprises Inc
(d)
59,506 1,634
TTEC Holdings Inc 27,970 1,327
Unisys Corp
(d)
82,564 982
Virtusa Corp
(d)
47,601 1,933
$ 18,423
Consumer Products - 0.72%
Central Garden & Pet Co
(d)
15,174 575
Central Garden & Pet Co - A Shares
(d)
61,939 2,146
Quanex Building Products Corp 51,818 728
WD-40 Co 21,592 4,244
$ 7,693
Cosmetics & Personal Care - 0.11%
Inter Parfums Inc 27,894 1,141
Distribution & Wholesale - 0.62%
Core-Mark Holding Co Inc 71,224 1,889
Fossil Group Inc
(d)
73,501 243
G-III Apparel Group Ltd
(d)
68,319 676
Resideo Technologies Inc
(d)
194,538 2,583
ScanSource Inc
(d)
40,039 919
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Veritiv Corp
(d)
19,801 $ 303
$ 6,613
Diversified Financial Services - 1.50%
Blucora Inc
(d)
75,590 891
Boston Private Financial Holdings Inc 129,222 760
Brightsphere Investment Group Inc 98,474 1,324
Encore Capital Group Inc
(d)
43,913 1,604
Enova International Inc
(d)
47,453 764
EZCORP Inc
(d)
82,301 471
Greenhill & Co Inc 23,144 277
Piper Sandler Cos 22,912 1,418
PRA Group Inc
(d)
71,941 2,846
StoneX Group Inc
(d)
25,805 1,354
Virtus Investment Partners Inc 11,459 1,558
Waddell & Reed Financial Inc 103,666 1,513
WisdomTree Investments Inc 187,801 676
World Acceptance Corp
(d)
8,305 617
$ 16,073
Electric - 0.37%
Avista Corp 106,303 3,947
Electrical Components & Equipment - 0.46%
Encore Wire Corp 32,474 1,630
Insteel Industries Inc 28,906 539
Powell Industries Inc 13,943 370
Vicor Corp
(d)
29,222 2,381
$ 4,920
Electronics - 3.91%
Advanced Energy Industries Inc
(d)
60,451 4,447
Alarm.com Holdings Inc
(d)
67,009 4,693
Applied Optoelectronics Inc
(d),(e)
30,524 434
Badger Meter Inc 45,998 2,880
Bel Fuse Inc 15,988 195
Benchmark Electronics Inc 57,527 1,171
Brady Corp 76,494 3,516
Comtech Telecommunications Corp 39,069 642
FARO Technologies Inc
(d)
27,991 1,675
Itron Inc
(d)
56,464 3,928
Knowles Corp
(d)
135,909 2,074
Mesa Laboratories Inc 6,391 1,514
OSI Systems Inc
(d)
26,461 1,878
Plexus Corp
(d)
46,107 3,425
Sanmina Corp
(d)
107,750 3,198
SMART Global Holdings Inc
(d)
21,603 603
TTM Technologies Inc
(d)
156,086 1,921
Watts Water Technologies Inc 43,426 3,643
$ 41,837
Energy - Alternate Sources - 0.33%
FutureFuel Corp 40,770 537
Green Plains Inc
(d)
52,706 682
Renewable Energy Group Inc
(d)
61,685 1,701
REX American Resources Corp
(d)
8,697 593
$ 3,513
Engineering & Construction - 1.49%
Aegion Corp
(d)
48,473 747
Arcosa Inc 76,160 3,216
Comfort Systems USA Inc 57,614 2,864
Exponent Inc 81,429 6,845
Granite Construction Inc 73,838 1,252
MYR Group Inc
(d)
26,358 967
$ 15,891
Entertainment - 0.06%
Monarch Casino & Resort Inc
(d)
18,945 686
Environmental Control - 0.32%
Harsco Corp
(d)
124,615 1,989
US Ecology Inc 40,309 1,398
$ 3,387

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.36%
B&G Foods Inc
(e)
101,287 $ 2,928
Calavo Growers Inc 25,915 1,497
Cal-Maine Foods Inc
(d)
47,844 2,103
Chefs' Warehouse Inc/The
(d)
48,833 563
J & J Snack Foods Corp 23,573 2,903
John B Sanfilippo & Son Inc 14,121 1,245
Seneca Foods Corp - Class A
(d)
10,665 418
SpartanNash Co 56,366 1,185
United Natural Foods Inc
(d)
84,700 1,681
$ 14,523
Forest Products & Paper - 0.50%
Clearwater Paper Corp
(d)
26,174 966
Mercer International Inc 63,406 473
Neenah Inc 26,525 1,183
P H Glatfelter Co 69,999 1,115
Schweitzer-Mauduit International Inc 49,280 1,603
$ 5,340
Gas - 0.56%
Northwest Natural Holding Co 48,227 2,579
South Jersey Industries Inc 146,064 3,408
$ 5,987
Hand & Machine Tools - 0.31%
Franklin Electric Co Inc 60,530 3,272
Healthcare - Products - 3.37%
AngioDynamics Inc
(d)
59,547 492
BioTelemetry Inc
(d)
53,939 2,296
Cardiovascular Systems Inc
(d)
55,722 1,698
CONMED Corp 45,079 3,721
CryoLife Inc
(d)
59,618 1,157
Cutera Inc
(d)
27,585 393
Glaukos Corp
(d)
62,883 2,748
Hanger Inc
(d)
59,701 1,042
Inogen Inc
(d)
28,907 887
Integer Holdings Corp
(d)
51,868 3,411
Invacare Corp 54,371 383
Lantheus Holdings Inc
(d)
104,322 1,406
LeMaitre Vascular Inc 26,138 767
Luminex Corp 67,271 2,449
Meridian Bioscience Inc
(d)
67,664 1,657
Merit Medical Systems Inc
(d)
87,490 3,913
Natus Medical Inc
(d)
53,398 992
OraSure Technologies Inc
(d)
112,517 2,042
Orthofix Medical Inc
(d)
30,335 932
Surmodics Inc
(d)
21,496 1,017
Tactile Systems Technology Inc
(d)
30,382 1,245
Varex Imaging Corp
(d)
61,766 968
Zynex Inc
(d),(e)
24,120 461
$ 36,077
Healthcare - Services - 2.22%
Addus HomeCare Corp
(d)
21,384 2,062
Community Health Systems Inc
(d)
189,037 941
Ensign Group Inc/The 79,698 3,665
Magellan Health Inc
(d)
35,105 2,604
Medpace Holdings Inc
(d)
42,471 5,069
Pennant Group Inc/The
(d)
41,442 1,039
Providence Service Corp/The
(d)
18,075 1,464
RadNet Inc
(d)
66,082 1,050
Select Medical Holdings Corp
(d)
169,744 3,232
Tivity Health Inc
(d)
68,934 904
US Physical Therapy Inc 20,290 1,685
$ 23,715
Home Builders - 2.82%
Cavco Industries Inc
(d)
13,621 2,729
Century Communities Inc
(d)
45,284 1,613
Installed Building Products Inc
(d)
33,417 2,644
LCI Industries 39,708 4,995
LGI Homes Inc
(d)
34,462 3,932
M/I Homes Inc
(d)
45,057 1,876
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
MDC Holdings Inc 79,685 $ 3,572
Meritage Homes Corp
(d)
55,830 5,537
Winnebago Industries Inc 53,232 3,216
$ 30,114
Home Furnishings - 0.65%
Daktronics Inc 59,102 246
Ethan Allen Interiors Inc 36,411 431
iRobot Corp
(d),(e)
44,050 3,202
Sleep Number Corp
(d)
43,658 2,030
Universal Electronics Inc
(d)
21,978 1,013
$ 6,922
Housewares - 0.11%
Tupperware Brands Corp 77,428 1,195
Insurance - 3.23%
Ambac Financial Group Inc
(d)
72,317 926
American Equity Investment Life Holding Co 144,585 3,680
AMERISAFE Inc 30,494 1,935
eHealth Inc
(d)
40,463 2,798
Employers Holdings Inc 47,982 1,560
HCI Group Inc 9,955 444
Horace Mann Educators Corp 65,229 2,451
James River Group Holdings Ltd 48,213 2,233
Kinsale Capital Group Inc 32,696 6,372
NMI Holdings Inc
(d)
133,871 2,078
Palomar Holdings Inc
(d)
27,970 2,555
ProAssurance Corp 85,059 1,250
Safety Insurance Group Inc 22,976 1,739
Stewart Information Services Corp 37,412 1,569
Third Point Reinsurance Ltd
(d)
127,402 993
United Fire Group Inc 33,590 852
United Insurance Holdings Corp 32,592 241
Universal Insurance Holdings Inc 47,093 825
$ 34,501
Internet - 2.44%
8x8 Inc
(d)
163,724 2,603
Cogent Communications Holdings Inc 66,291 5,973
ePlus Inc
(d)
21,327 1,590
HealthStream Inc
(d)
39,933 877
Liquidity Services Inc
(d)
42,994 221
NIC Inc 105,794 2,319
Perficient Inc
(d)
52,259 2,049
QuinStreet Inc
(d)
73,864 862
Shutterstock Inc 30,394 1,652
Stamps.com Inc
(d)
25,641 6,674
TechTarget Inc
(d)
36,095 1,310
$ 26,130
Iron & Steel - 0.46%
Carpenter Technology Corp 75,367 1,685
Cleveland-Cliffs Inc
(e)
629,692 3,262
$ 4,947
Leisure Products & Services - 1.43%
Callaway Golf Co 148,665 2,832
Fox Factory Holding Corp
(d)
64,779 5,765
Vista Outdoor Inc
(d)
91,643 1,572
YETI Holdings Inc
(d)
105,767 5,171
$ 15,340
Lodging - 0.14%
Marcus Corp/The 36,542 505
St Joe Co/The
(d)
49,313 1,016
$ 1,521
Machinery - Construction & Mining - 0.15%
Astec Industries Inc 35,679 1,587
Machinery - Diversified - 1.90%
Alamo Group Inc 15,364 1,584
Albany International Corp 48,498 2,332
Applied Industrial Technologies Inc 61,148 3,860
Chart Industries Inc
(d)
55,599 3,810
CIRCOR International Inc
(d)
31,575 828

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
DXP Enterprises Inc/TX
(d)
25,475 $ 430
Ichor Holdings Ltd
(d)
36,029 1,182
Lindsay Corp 17,116 1,660
SPX FLOW Inc
(d)
67,371 2,700
Tennant Co 29,135 1,941
$ 20,327
Media - 0.31%
EW Scripps Co/The 86,680 986
Gannett Co Inc 208,676 309
Meredith Corp 63,669 914
Scholastic Corp 47,916 1,147
$ 3,356
Metal Fabrication & Hardware - 0.45%
AZZ Inc 41,324 1,305
Mueller Industries Inc 89,684 2,508
Olympic Steel Inc 14,404 152
TimkenSteel Corp
(d)
63,219 232
Tredegar Corp 39,174 622
$ 4,819
Mining - 0.58%
Arconic Corp
(d)
151,601 2,470
Century Aluminum Co
(d)
79,141 689
Kaiser Aluminum Corp 24,944 1,545
Livent Corp
(d),(e)
230,938 1,448
$ 6,152
Miscellaneous Manufacturers - 3.39%
Enerpac Tool Group Corp 84,003 1,588
EnPro Industries Inc 32,408 1,547
ESCO Technologies Inc 41,131 3,535
Fabrinet
(d)
58,012 4,213
Federal Signal Corp 95,168 2,942
Haynes International Inc 19,836 364
Hillenbrand Inc 118,034 3,450
John Bean Technologies Corp 50,026 4,690
Lydall Inc
(d)
27,952 453
Materion Corp 32,085 1,842
Myers Industries Inc 56,503 851
Proto Labs Inc
(d)
42,042 5,050
Raven Industries Inc 56,608 1,223
Standex International Corp 19,603 1,050
Sturm Ruger & Co Inc 26,239 2,135
Trinseo SA 60,407 1,311
$ 36,244
Office & Business Equipment - 0.09%
Pitney Bowes Inc 272,702 911
Office Furnishings - 0.07%
Interface Inc 92,377 737
Oil & Gas - 1.63%
Bonanza Creek Energy Inc
(d)
29,533 537
Callon Petroleum Co
(d)
627,144 715
Gulfport Energy Corp
(d)
229,825 232
Helmerich & Payne Inc 169,691 3,026
Laredo Petroleum Inc
(d)
14,370 218
Matador Resources Co
(d)
173,089 1,502
Nabors Industries Ltd
(e)
10,724 455
Oasis Petroleum Inc
(d)
460,704 295
Par Pacific Holdings Inc
(d)
61,263 454
Patterson-UTI Energy Inc 294,623 1,142
PDC Energy Inc
(d)
150,960 2,153
Penn Virginia Corp
(d)
21,310 211
ProPetro Holding Corp
(d)
130,081 699
QEP Resources Inc 382,580 562
Range Resources Corp 335,327 2,166
Ring Energy Inc
(d),(e)
94,498 104
SM Energy Co 167,782 495
Southwestern Energy Co
(d)
855,719 2,079
Talos Energy Inc
(d)
31,998 218
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Valaris plc
(d),(e)
313,481 $ 123
$ 17,386
Oil & Gas Services - 1.00%
Archrock Inc 202,927 1,351
Core Laboratories NV 70,229 1,498
DMC Global Inc 23,301 685
Dril-Quip Inc
(d)
55,387 1,844
Exterran Corp
(d)
43,991 219
Geospace Technologies Corp
(d)
21,586 163
Helix Energy Solutions Group Inc
(d)
225,117 943
Matrix Service Co
(d)
41,293 362
Newpark Resources Inc
(d)
142,015 268
NOW Inc
(d)
172,676 1,361
Oceaneering International Inc
(d)
156,815 881
Oil States International Inc
(d)
96,269 431
RPC Inc
(d)
81,611 242
US Silica Holdings Inc 116,594 412
$ 10,660
Packaging & Containers - 0.10%
Matthews International Corp 49,397 1,067
Pharmaceuticals - 3.57%
Amphastar Pharmaceuticals Inc
(d)
53,276 1,067
Anika Therapeutics Inc
(d)
22,435 817
Coherus Biosciences Inc
(d)
96,339 1,695
Corcept Therapeutics Inc
(d)
162,934 2,436
Covetrus Inc
(d)
153,855 3,409
Cytokinetics Inc
(d)
105,435 2,279
Eagle Pharmaceuticals Inc/DE
(d)
15,998 742
Enanta Pharmaceuticals Inc
(d)
25,596 1,173
Endo International PLC
(d)
322,953 1,124
Heska Corp
(d)
13,353 1,285
Lannett Co Inc
(d)
52,907 315
Momenta Pharmaceuticals Inc
(d)
185,946 5,483
Neogen Corp
(d)
83,584 6,417
Owens & Minor Inc 99,535 1,600
Pacira BioSciences Inc
(d)
66,540 3,501
Spectrum Pharmaceuticals Inc
(d)
181,349 542
Supernus Pharmaceuticals Inc
(d)
82,996 1,848
USANA Health Sciences Inc
(d)
19,255 1,563
Vanda Pharmaceuticals Inc
(d)
85,687 864
$ 38,160
Real Estate - 0.43%
Marcus & Millichap Inc
(d)
37,224 1,014
RE/MAX Holdings Inc 28,629 927
Realogy Holdings Corp 182,254 1,651
Safehold Inc 20,962 1,057
$ 4,649
REITs - 8.57%
Acadia Realty Trust 135,999 1,637
Agree Realty Corp 85,070 5,697
Alexander & Baldwin Inc 107,372 1,269
American Assets Trust Inc 75,912 2,050
Apollo Commercial Real Estate Finance Inc 225,987 2,102
Armada Hoffler Properties Inc 89,241 860
ARMOUR Residential REIT Inc 102,027 953
Brandywine Realty Trust 269,555 2,919
Capstead Mortgage Corp 152,276 936
CareTrust REIT Inc 151,196 2,725
Chatham Lodging Trust 74,189 387
Community Healthcare Trust Inc 32,528 1,488
DiamondRock Hospitality Co 314,749 1,454
Diversified Healthcare Trust 375,806 1,464
Easterly Government Properties Inc 118,664 2,901
Essential Properties Realty Trust Inc 145,322 2,340
Four Corners Property Trust Inc 111,091 2,799
Franklin Street Properties Corp 169,456 890
Getty Realty Corp 54,271 1,608
Global Net Lease Inc 141,328 2,353
Granite Point Mortgage Trust Inc 87,100 591

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Hersha Hospitality Trust 56,875 $ 271
Independence Realty Trust Inc 149,611 1,721
Industrial Logistics Properties Trust 102,975 2,174
Innovative Industrial Properties Inc 33,627 3,505
Invesco Mortgage Capital Inc 286,375 879
Investors Real Estate Trust 19,219 1,390
iStar Inc 114,799 1,333
Kite Realty Group Trust 132,882 1,312
KKR Real Estate Finance Trust Inc 36,809 613
Lexington Realty Trust 436,407 5,062
LTC Properties Inc 61,953 2,302
National Storage Affiliates Trust 97,959 3,019
New York Mortgage Trust Inc 596,290 1,562
NexPoint Residential Trust Inc 34,547 1,321
Office Properties Income Trust 76,144 1,915
Pennsylvania Real Estate Investment Trust 95,943 113
PennyMac Mortgage Investment Trust 157,721 2,973
Ready Capital Corp 59,773 479
Redwood Trust Inc 181,397 1,293
Retail Opportunity Investments Corp 183,809 1,998
Retail Properties of America Inc 338,527 2,153
RPT Realty 127,303 792
Saul Centers Inc 18,690 574
SITE Centers Corp 235,108 1,723
Summit Hotel Properties Inc 166,822 864
Tanger Factory Outlet Centers Inc 147,649 949
Uniti Group Inc 306,649 3,036
Universal Health Realty Income Trust 19,996 1,391
Urstadt Biddle Properties Inc 47,381 465
Washington Prime Group Inc 295,977 217
Washington Real Estate Investment Trust 130,037 2,908
Whitestone REIT 66,562 439
Xenia Hotels & Resorts Inc 179,229 1,427
$ 91,596
Retail - 6.16%
Abercrombie & Fitch Co 97,307 937
America's Car-Mart Inc/TX
(d)
9,829 935
Asbury Automotive Group Inc
(d)
30,474 3,052
Barnes & Noble Education Inc
(d)
61,038 129
Bed Bath & Beyond Inc
(e)
199,918 2,163
Big Lots Inc 61,970 2,438
BJ's Restaurants Inc 35,165 705
Bloomin' Brands Inc 138,202 1,592
Boot Barn Holdings Inc
(d)
45,511 881
Brinker International Inc 70,927 1,907
Buckle Inc/The 45,268 726
Caleres Inc 63,557 401
Cato Corp/The 33,394 240
Cheesecake Factory Inc/The
(e)
66,070 1,586
Chico's FAS Inc 190,174 242
Children's Place Inc/The
(e)
22,974 561
Chuy's Holdings Inc
(d)
26,292 418
Conn's Inc
(d)
30,257 301
Dave & Buster's Entertainment Inc
(e)
74,854 924
Designer Brands Inc 85,810 507
Dine Brands Global Inc 25,936 1,178
El Pollo Loco Holdings Inc
(d)
31,054 614
Express Inc
(d)
101,828 103
Fiesta Restaurant Group Inc
(d)
31,989 207
Foundation Building Materials Inc
(d)
27,981 384
GameStop Corp
(d),(e)
102,302 410
Genesco Inc
(d)
22,035 343
GMS Inc
(d)
66,854 1,566
Group 1 Automotive Inc 26,991 2,268
Guess? Inc 69,458 718
Haverty Furniture Cos Inc 27,279 388
Hibbett Sports Inc
(d)
26,116 606
La-Z-Boy Inc 72,719 2,070
Lithia Motors Inc 35,013 8,023
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Lumber Liquidators Holdings Inc
(d)
45,518 $ 1,016
Macy's Inc
(e)
489,192 2,965
MarineMax Inc
(d)
33,924 941
Michaels Cos Inc/The
(d)
121,033 869
Movado Group Inc 26,098 252
ODP Corp/The
(d)
83,146 1,835
PC Connection Inc 17,322 757
PetMed Express Inc
(e)
31,857 994
PriceSmart Inc 35,289 2,307
Red Robin Gourmet Burgers Inc
(d),(e)
20,389 178
Regis Corp
(d)
38,205 293
Ruth's Hospitality Group Inc 49,698 333
Shake Shack Inc
(d)
55,478 2,694
Shoe Carnival Inc 14,021 344
Signet Jewelers Ltd 82,687 888
Sonic Automotive Inc 38,062 1,451
Vera Bradley Inc
(d)
36,301 159
Wingstop Inc 46,733 7,302
Zumiez Inc
(d)
31,737 733
$ 65,834
Savings & Loans - 1.09%
Axos Financial Inc
(d)
81,989 1,837
Banc of California Inc 69,850 749
Berkshire Hills Bancorp Inc 68,179 679
Brookline Bancorp Inc 124,670 1,196
Dime Community Bancshares Inc 45,247 531
Northfield Bancorp Inc 68,523 659
Northwest Bancshares Inc 187,422 1,846
Pacific Premier Bancorp Inc 127,667 2,682
Provident Financial Services Inc 110,437 1,508
$ 11,687
Semiconductors - 3.68%
Axcelis Technologies Inc
(d)
51,932 1,528
Brooks Automation Inc 116,518 6,344
CEVA Inc
(d)
34,761 1,397
Cohu Inc 65,878 1,241
CTS Corp 50,962 1,012
Diodes Inc
(d)
65,881 3,390
DSP Group Inc
(d)
36,662 544
FormFactor Inc
(d)
120,314 3,470
Kulicke & Soffa Industries Inc 98,619 2,337
MaxLinear Inc
(d)
104,016 2,637
Onto Innovation Inc
(d)
75,165 2,843
Photronics Inc
(d)
102,872 1,222
Power Integrations Inc 47,139 5,752
Rambus Inc
(d)
178,942 2,641
Ultra Clean Holdings Inc
(d)
63,030 1,897
Veeco Instruments Inc
(d)
78,082 1,056
$ 39,311
Software - 3.84%
Agilysys Inc
(d)
31,792 666
Allscripts Healthcare Solutions Inc
(d)
256,783 2,311
Bottomline Technologies DE Inc
(d)
59,950 2,893
Computer Programs and Systems Inc 19,944 492
CSG Systems International Inc 52,235 2,201
Digi International Inc
(d)
45,740 554
Donnelley Financial Solutions Inc
(d)
48,492 419
Ebix Inc 35,180 776
Glu Mobile Inc
(d)
207,893 1,963
LivePerson Inc
(d)
97,254 4,180
ManTech International Corp/VA 42,769 2,976
MicroStrategy Inc
(d)
12,210 1,513
NextGen Healthcare Inc
(d)
77,275 1,130
Omnicell Inc
(d)
67,328 4,733
PDF Solutions Inc
(d)
44,535 1,095
Progress Software Corp 70,753 2,466
Simulations Plus Inc 19,367 1,363
SPS Commerce Inc
(d)
55,177 4,148
Tabula Rasa HealthCare Inc
(d)
32,367 1,819

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Xperi Holding Corp 181,684 $ 3,350
$ 41,048
Telecommunications - 2.45%
ADTRAN Inc 75,759 941
ATN International Inc 17,168 989
CalAmp Corp
(d)
54,282 428
Cincinnati Bell Inc
(d)
79,877 1,199
Consolidated Communications Holdings Inc
(d)
115,385 842
Extreme Networks Inc
(d)
189,899 864
Harmonic Inc
(d)
152,569 851
Iridium Communications Inc
(d)
154,573 4,234
NETGEAR Inc
(d)
46,679 1,435
Plantronics Inc 52,700 1,053
Shenandoah Telecommunications Co 74,013 3,721
Spok Holdings Inc 27,920 280
Viavi Solutions Inc
(d)
360,134 4,981
Vonage Holdings Corp
(d)
364,356 4,354
$ 26,172
Textiles - 0.42%
UniFirst Corp/MA 24,087 4,492
Transportation - 2.00%
ArcBest Corp 39,907 1,213
Atlas Air Worldwide Holdings Inc
(d)
41,273 2,149
Bristow Group Inc
(d)
10,542 169
Dorian LPG Ltd
(d)
42,556 363
Echo Global Logistics Inc
(d)
42,044 1,054
Forward Air Corp 44,193 2,297
Heartland Express Inc 73,252 1,486
Hub Group Inc
(d)
52,964 2,802
Marten Transport Ltd 61,530 1,638
Matson Inc 67,992 2,476
Saia Inc
(d)
41,188 4,920
SEACOR Holdings Inc
(d)
27,944 813
$ 21,380
Trucking & Leasing - 0.12%
Greenbrier Cos Inc/The 51,605 1,328
Water - 0.76%
American States Water Co 58,267 4,479
California Water Service Group 76,954 3,607
$ 8,086
TOTAL COMMON STOCKS $ 1,057,350
Total Investments $ 1,084,601
Other Assets and Liabilities -  (1.45)% (15,497)
TOTAL NET ASSETS - 100.00% $ 1,069,104
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,978 or 1.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22.40%
Industrial 19.24%
Consumer, Non-cyclical 17.47%
Consumer, Cyclical 16.11%
Technology 9.33%
Communications 5.20%
Basic Materials 4.32%
Energy 3.14%
Money Market Funds 2.46%
Utilities 1.69%
Investment Companies 0.09%
Other Assets and Liabilities
(1.45)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 43,978 $ 433,287 $ 452,932 $ 24,333
$ 43,978 $ 433,287 $ 452,932 $ 24,333
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 95 $ — $ — $ —
$ 95 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2020 Long 152 $ 11,231 $ 546
Total $ 546
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.70% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Russell 2000 Value ETF 10,027 $ 998
Money Market Funds - 2.58%
BlackRock Liquidity FedFund - Institutional
Class 0.06%
(a),(b)
824,088 824
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
20,190,971 20,191
$ 21,015
TOTAL INVESTMENT COMPANIES $ 22,013
COMMON STOCKS - 98.76% Shares Held Value (000's)
Advertising - 0.03%
Boston Omaha Corp
(d)
1,200 $ 19
Fluent Inc
(d)
4,769 9
MDC Partners Inc
(d)
85,500 189
National CineMedia Inc 6,640 16
Quotient Technology Inc
(d)
4,032 32
$ 265
Aerospace & Defense - 0.58%
AAR Corp 75,774 1,305
Astronics Corp
(d)
2,458 21
Barnes Group Inc 5,013 185
Ducommun Inc
(d)
1,146 41
Kaman Corp 2,641 104
Mercury Systems Inc
(d)
5,680 440
Moog Inc 29,560 1,588
National Presto Industries Inc 11,457 978
Park Aerospace Corp 1,998 22
Triumph Group Inc 5,495 37
$ 4,721
Agriculture - 0.29%
Alico Inc 553 17
Andersons Inc/The 3,325 47
Cadiz Inc
(d),(e)
993 11
Darling Ingredients Inc
(d)
36,365 1,016
Fresh Del Monte Produce Inc 3,318 75
Limoneira Co 1,351 18
Phibro Animal Health Corp 173 4
Tejon Ranch Co
(d)
2,231 32
Universal Corp/VA 24,891 1,049
Vector Group Ltd 12,729 112
$ 2,381
Airlines - 0.19%
Allegiant Travel Co 1,225 137
Hawaiian Holdings Inc 41,580 495
Mesa Air Group Inc
(d)
3,360 10
SkyWest Inc 5,261 138
Spirit Airlines Inc
(d),(e)
48,030 760
$ 1,540
Apparel - 0.26%
Kontoor Brands Inc 5,497 105
Lakeland Industries Inc
(d),(e)
812 19
Oxford Industries Inc 1,747 75
Rocky Brands Inc 15,330 349
Steven Madden Ltd 4,931 104
Superior Group of Cos Inc 947 18
Tapestry Inc 44,900 600
Unifi Inc
(d)
50,862 609
Weyco Group Inc 641 12
Wolverine World Wide Inc 8,521 205
$ 2,096
Automobile Manufacturers - 0.46%
Blue Bird Corp
(d)
72,849 913
Navistar International Corp
(d)
45,385 1,453
REV Group Inc 2,577 17
Wabash National Corp 109,342 1,245
Workhorse Group Inc
(d),(e)
6,757 105
$ 3,733
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1.25%
Adient PLC
(d)
79,963 $ 1,330
American Axle & Manufacturing Holdings Inc
(d)
11,999 85
Cooper Tire & Rubber Co 45,451 1,412
Cooper-Standard Holdings Inc
(d)
1,784 19
Dana Inc 15,447 177
Douglas Dynamics Inc 197 7
Goodyear Tire & Rubber Co/The 149,082 1,343
Meritor Inc
(d)
57,814 1,315
Methode Electronics Inc 44,995 1,269
Miller Industries Inc/TN 23,282 660
Modine Manufacturing Co
(d)
5,286 29
Motorcar Parts of America Inc
(d),(e)
60,245 1,003
Standard Motor Products Inc 10,795 491
Telenav Inc
(d)
78,841 409
Tenneco Inc
(d)
5,446 40
Visteon Corp
(d)
8,400 610
$ 10,199
Banks - 10.24%
1st Constitution Bancorp 963 12
1st Source Corp 19,683 652
ACNB Corp 900 19
Alerus Financial Corp 1,591 31
Allegiance Bancshares Inc 2,017 49
Altabancorp 1,605 30
Amalgamated Bank 53,306 615
American National Bankshares Inc 1,134 25
Ameris Bancorp 20,877 481
Ames National Corp 934 17
Arrow Financial Corp 1,371 37
Associated Banc-Corp 93,700 1,203
Atlantic Capital Bancshares Inc
(d)
2,225 22
Atlantic Union Bankshares Corp 8,317 188
Auburn National BanCorp Inc 245 11
BancFirst Corp 1,998 87
Bancorp Inc/The
(d)
5,501 52
BancorpSouth Bank 10,570 221
Bank First Corp 53 3
Bank of Commerce Holdings 1,695 13
Bank of Marin Bancorp 1,409 44
Bank of NT Butterfield & Son Ltd/The 5,550 144
Bank of Princeton/The 604 11
Bank7 Corp 189 2
BankUnited Inc 78,696 1,585
Bankwell Financial Group Inc 758 11
Banner Corp 3,706 131
Bar Harbor Bankshares 31,435 625
Baycom Corp
(d)
981 10
BCB Bancorp Inc 1,550 12
Bogota Financial Corp
(d)
658 5
BOK Financial Corp 16,900 941
Bridge Bancorp Inc 35,111 635
Bridgewater Bancshares Inc
(d)
35,749 332
Bryn Mawr Bank Corp 23,900 623
Business First Bancshares Inc 1,294 18
Byline Bancorp Inc 2,586 33
C&F Financial Corp 367 11
Cadence BanCorp 165,387 1,292
California Bancorp Inc
(d)
862 11
Cambridge Bancorp 534 29
Camden National Corp 10,461 332
Capital Bancorp Inc
(d)
907 10
Capital City Bank Group Inc 1,428 27
Capstar Financial Holdings Inc 1,702 17
Carter Bank & Trust 2,416 17
Cathay General Bancorp 70,023 1,693
CB Financial Services Inc 562 10
CBTX Inc 1,883 30
Central Pacific Financial Corp 2,928 46
Central Valley Community Bancorp 1,125 15

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Century Bancorp Inc/MA 261 $ 18
Chemung Financial Corp 412 11
ChoiceOne Financial Services Inc 723 21
CIT Group Inc 77,929 1,479
Citizens & Northern Corp 1,421 25
Citizens Holding Co
(e)
494 11
City Holding Co 1,680 105
Civista Bancshares Inc 1,683 22
CNB Financial Corp/PA 19,878 325
Coastal Financial Corp/WA
(d)
879 12
Codorus Valley Bancorp Inc 996 12
Colony Bankcorp Inc 882 9
Columbia Banking System Inc 7,664 222
Community Bank System Inc 13,626 766
Community Financial Corp/The 552 12
Community Trust Bancorp Inc 29,881 915
ConnectOne Bancorp Inc 68,555 946
County Bancorp Inc 570 11
CrossFirst Bankshares Inc
(d)
35,013 321
Customers Bancorp Inc
(d)
109,085 1,293
CVB Financial Corp 64,609 1,167
Delmar Bancorp 1,125 7
Eagle Bancorp Inc 43,612 1,312
Enterprise Bancorp Inc/MA 956 21
Enterprise Financial Services Corp 2,562 74
Equity Bancshares Inc
(d)
70,346 995
Esquire Financial Holdings Inc
(d)
545 8
Evans Bancorp Inc 544 12
Farmers & Merchants Bancorp Inc/Archbold OH 1,077 23
Farmers National Banc Corp 2,768 30
FB Financial Corp 13,891 353
Fidelity D&D Bancorp Inc 415 19
Financial Institutions Inc 41,909 619
First Bancorp Inc/The 1,077 22
First BanCorp/Puerto Rico 324,838 1,767
First Bancorp/Southern Pines NC 3,059 63
First Bancshares Inc/The 2,204 44
First Bank/Hamilton NJ 1,873 12
First Busey Corp 5,378 92
First Business Financial Services Inc 21,215 316
First Choice Bancorp 1,103 17
First Commonwealth Financial Corp 10,412 82
First Community Bankshares Inc 1,846 36
First Community Corp/SC 816 11
First Financial Bancorp 54,749 762
First Financial Corp/IN 27,741 927
First Foundation Inc 3,225 50
First Guaranty Bancshares Inc 417 5
First Hawaiian Inc 70,707 1,229
First Internet Bancorp 38,926 571
First Interstate BancSystem Inc 4,535 132
First Merchants Corp 25,362 620
First Mid Bancshares Inc 24,709 603
First Midwest Bancorp Inc/IL 87,769 1,065
First Northwest Bancorp 1,021 10
First of Long Island Corp/The 49,129 732
First United Corp 765 8
Flagstar Bancorp Inc 3,807 119
FNB Corp/PA 121,900 903
FNCB Bancorp Inc 1,951 11
Franklin Financial Network Inc 25,277 667
Franklin Financial Services Corp 472 11
Fulton Financial Corp 108,133 1,049
FVCBankcorp Inc
(d)
1,255 12
German American Bancorp Inc 2,626 75
Glacier Bancorp Inc 9,152 323
Great Southern Bancorp Inc 24,772 893
Great Western Bancorp Inc 101,799 1,324
Guaranty Bancshares Inc/TX 742 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Hancock Whitney Corp 74,105 $ 1,412
Hanmi Financial Corp 135,822 1,254
HarborOne Bancorp Inc 5,646 49
Hawthorn Bancshares Inc 621 10
HBT Financial Inc 1,041 12
Heartland Financial USA Inc 23,406 731
Heritage Commerce Corp 6,206 42
Heritage Financial Corp/WA 18,840 357
Hilltop Holdings Inc 41,107 801
Home BancShares Inc/AR 81,251 1,327
HomeStreet Inc 40,290 1,066
Hope Bancorp Inc 161,641 1,363
Horizon Bancorp Inc/IN 60,962 616
Howard Bancorp Inc
(d)
1,400 13
Independent Bank Corp 3,268 211
Independent Bank Corp/MI 2,250 31
Independent Bank Group Inc 3,949 173
International Bancshares Corp 25,182 766
Investar Holding Corp 1,081 14
Kearny Financial Corp/MD 6,196 50
Lakeland Bancorp Inc 93,101 948
Lakeland Financial Corp 2,433 108
Landmark Bancorp Inc/Manhattan KS 427 9
LCNB Corp 1,295 16
Level One Bancorp Inc 585 9
Limestone Bancorp Inc
(d)
575 6
Live Oak Bancshares Inc 81,376 1,384
Luther Burbank Corp 64,954 622
Macatawa Bank Corp 2,797 20
Mackinac Financial Corp 1,020 9
MainStreet Bancshares Inc
(d)
808 10
Mercantile Bank Corp 1,683 36
Merchants Bancorp/IN 37,387 689
Meridian Corp 503 8
Meta Financial Group Inc 3,552 66
Metrocity Bankshares Inc
(e)
1,844 25
Metropolitan Bank Holding Corp
(d)
22,944 679
Mid Penn Bancorp Inc 738 14
Middlefield Banc Corp 633 11
Midland States Bancorp Inc 88,304 1,244
MidWestOne Financial Group Inc 32,257 583
MVB Financial Corp 1,050 14
National Bank Holdings Corp 17,046 473
National Bankshares Inc 679 17
NBT Bancorp Inc 4,538 135
Nicolet Bankshares Inc
(d)
994 56
Northeast Bank 759 14
Northrim BanCorp Inc 13,898 320
Norwood Financial Corp 617 15
Oak Valley Bancorp 780 10
OFG Bancorp 5,400 71
Ohio Valley Banc Corp 490 10
Old National Bancorp/IN 40,175 562
Old Second Bancorp Inc 3,066 25
OP Bancorp 1,393 9
Origin Bancorp Inc 15,442 367
Orrstown Financial Services Inc 23,381 318
PacWest Bancorp 65,700 1,201
Park National Corp 5,927 508
Parke Bancorp Inc 1,125 13
PCB Bancorp 1,327 12
PCSB Financial Corp 1,576 17
Peapack-Gladstone Financial Corp 56,701 923
Penns Woods Bancorp Inc 728 15
Peoples Bancorp Inc/OH 16,767 336
Peoples Bancorp of North Carolina Inc 511 8
Peoples Financial Services Corp 742 27
Pioneer Bancorp Inc/NY
(d)
1,324 11
Plumas Bancorp
(e)
529 11

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Popular Inc 32,800 $ 1,217
Preferred Bank/Los Angeles CA 1,466 55
Premier Financial Bancorp Inc 1,389 15
Provident Bancorp Inc 986 8
QCR Holdings Inc 1,578 47
RBB Bancorp 48,303 619
Red River Bancshares Inc 524 21
Reliant Bancorp Inc 1,550 23
Renasant Corp 31,509 732
Republic Bancorp Inc/KY 20,835 629
Republic First Bancorp Inc
(d)
5,183 12
Richmond Mutual BanCorp Inc 1,309 15
S&T Bancorp Inc 18,622 401
Salisbury Bancorp Inc 288 10
Sandy Spring Bancorp Inc 17,869 413
SB Financial Group Inc 753 9
Seacoast Banking Corp of Florida
(d)
5,509 104
Select Bancorp Inc
(d)
1,690 13
ServisFirst Bancshares Inc 1,333 49
Shore Bancshares Inc 1,319 12
Sierra Bancorp 18,588 327
Silvergate Capital Corp
(d)
1,641 22
Simmons First National Corp 63,045 1,047
SmartFinancial Inc 1,492 21
South Plains Financial Inc 23,627 316
South State Corp 7,469 356
Southern First Bancshares Inc
(d)
771 19
Southern National Bancorp of Virginia Inc 74,293 626
Southside Bancshares Inc 3,373 93
Spirit of Texas Bancshares Inc
(d)
1,443 17
Standard AVB Financial Corp 439 9
Sterling Bancorp Inc/MI 170,138 519
Stock Yards Bancorp Inc 1,863 73
Summit Financial Group Inc 1,202 18
Synovus Financial Corp 60,000 1,209
Texas Capital Bancshares Inc
(d)
49,896 1,657
Tompkins Financial Corp 1,524 98
Towne Bank/Portsmouth VA 7,143 126
TriCo Bancshares 13,078 366
TriState Capital Holdings Inc
(d)
26,139 346
Triumph Bancorp Inc
(d)
2,343 61
TrustCo Bank Corp NY 109,879 637
Trustmark Corp 53,126 1,196
UMB Financial Corp 18,654 929
Umpqua Holdings Corp 84,500 917
United Bankshares Inc/WV 32,795 863
United Community Banks Inc/GA 28,550 511
United Security Bancshares/Fresno CA 1,537 10
Unity Bancorp Inc 850 11
Univest Financial Corp 49,850 762
Valley National Bancorp 126,146 942
Veritex Holdings Inc 5,135 86
Walker & Dunlop Inc 2,754 139
Washington Trust Bancorp Inc 20,316 678
Webster Financial Corp 46,300 1,263
WesBanco Inc 37,055 735
West BanCorp Inc 19,693 323
Westamerica BanCorp 2,416 146
Western New England Bancorp Inc 2,431 12
Wintrust Financial Corp 27,400 1,173
$ 83,584
Beverages - 0.04%
Craft Brew Alliance Inc
(d)
1,150 17
Farmer Bros Co
(d)
1,831 9
MGP Ingredients Inc 342 12
New Age Beverages Corp
(d),(e)
5,543 13
Primo Water Corp 16,680 237
$ 288
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.69%
Abeona Therapeutics Inc
(d)
4,279 $ 12
Achillion Pharamceuticals Inc
(d),(f),(g)
8,433 4
ADMA Biologics Inc
(d),(e)
905 3
Aduro Biotech Inc
(d)
1,074 3
Adverum Biotechnologies Inc
(d)
1,079 18
Albireo Pharma Inc
(d)
461 13
AMAG Pharmaceuticals Inc
(d),(e)
3,292 31
AnaptysBio Inc
(d)
2,281 41
ANI Pharmaceuticals Inc
(d)
471 14
Applied Genetic Technologies Corp/DE
(d)
2,487 13
Aptinyx Inc
(d)
2,617 10
Arena Pharmaceuticals Inc
(d)
5,515 339
Aspira Women's Health Inc
(d)
284 1
Assembly Biosciences Inc
(d)
1,563 35
Atara Biotherapeutics Inc
(d)
1,582 20
Atreca Inc
(d),(e)
173 2
AVEO Pharmaceuticals Inc
(d)
630 3
Avid Bioservices Inc
(d)
635 5
BioCryst Pharmaceuticals Inc
(d)
3,486 14
Cabaletta Bio Inc
(d)
1,374 16
CASI Pharmaceuticals Inc
(d)
816 2
Catabasis Pharmaceuticals Inc
(d)
586 3
CEL-SCI Corp
(d),(e)
547 7
Cortexyme Inc
(d)
119 5
Cymabay Therapeutics Inc
(d)
7,389 26
Dyadic International Inc
(d),(e)
381 3
Dynavax Technologies Corp
(d)
1,465 12
Emergent BioSolutions Inc
(d)
30,425 3,384
Enochian Biosciences Inc
(d),(e)
1,572 6
Enzo Biochem Inc
(d)
5,068 12
Epizyme Inc
(d)
3,518 49
Evolus Inc
(d),(e)
1,437 5
Exicure Inc
(d)
953 2
FibroGen Inc
(d)
1,255 51
Five Prime Therapeutics Inc
(d)
2,856 17
Geron Corp
(d)
19,774 31
GlycoMimetics Inc
(d)
3,607 14
Gossamer Bio Inc
(d),(e)
3,076 37
Harvard Bioscience Inc
(d)
4,022 12
iBio Inc
(d)
700 3
Immunic Inc
(d)
157 3
ImmunoGen Inc
(d)
10,452 43
IVERIC bio Inc
(d)
5,143 21
Keros Therapeutics Inc
(d)
51 2
Kezar Life Sciences Inc
(d)
2,755 12
Kindred Biosciences Inc
(d)
747 2
Kiniksa Pharmaceuticals Ltd
(d)
172 3
Lyra Therapeutics Inc
(d)
30 —
MacroGenics Inc
(d)
3,291 84
Magenta Therapeutics Inc
(d)
335 2
Marker Therapeutics Inc
(d),(e)
901 2
MEI Pharma Inc
(d)
1,766 5
MeiraGTx Holdings plc
(d)
219 3
Menlo Therapeutics Inc
(d)
9,706 16
Myriad Genetics Inc
(d)
7,598 92
NantKwest Inc
(d),(e)
481 5
NextCure Inc
(d)
125 1
NGM Biopharmaceuticals Inc
(d)
178 3
Novavax Inc
(d),(e)
4,538 649
Orgenesis Inc
(d)
1,664 9
Osmotica Pharmaceuticals PLC
(d)
399 2
Pacific Biosciences of California Inc
(d)
2,057 8
PDL BioPharma Inc
(d)
12,132 39
Precigen Inc
(d),(e)
1,534 6
Prothena Corp PLC
(d)
3,281 40
Rubius Therapeutics Inc
(d),(e)
3,144 15
Savara Inc
(d)
5,294 11
Selecta Biosciences Inc
(d),(e)
4,083 10
Solid Biosciences Inc
(d)
2,488 7

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Strongbridge Biopharma PLC
(d)
305 $ 1
Sutro Biopharma Inc
(d)
275 2
TCR2 Therapeutics Inc
(d)
1,623 27
Theravance Biopharma Inc
(d)
682 13
Turning Point Therapeutics Inc
(d)
193 11
Vaxart Inc
(d),(e)
760 7
VBI Vaccines Inc
(d)
3,661 15
Verastem Inc
(d)
10,152 14
Vericel Corp
(d)
605 10
Viking Therapeutics Inc
(d),(e)
6,493 46
VolitionRX Ltd
(d)
152 —
X4 Pharmaceuticals Inc
(d)
1,711 13
XBiotech Inc
(d),(e)
1,518 22
Xencor Inc
(d)
353 11
XOMA Corp
(d)
120 2
Zentalis Pharmaceuticals Inc
(d),(e)
75 3
ZIOPHARM Oncology Inc
(d),(e)
7,436 22
$ 5,592
Building Materials - 3.25%
American Woodmark Corp
(d)
1,802 145
Apogee Enterprises Inc 2,329 50
Armstrong Flooring Inc
(d)
208,851 620
Armstrong World Industries Inc 85,300 6,077
Boise Cascade Co 3,455 161
Builders FirstSource Inc
(d)
350,595 8,306
Caesarstone Ltd 104,264 1,196
Cornerstone Building Brands Inc
(d)
2,761 16
Gibraltar Industries Inc
(d)
43,481 2,249
Griffon Corp 3,929 90
JELD-WEN Holding Inc
(d)
7,246 142
LSI Industries Inc 2,732 16
Masonite International Corp
(d)
14,658 1,236
Patrick Industries Inc 141 9
PGT Innovations Inc
(d)
3,872 66
Simpson Manufacturing Co Inc 50,350 4,862
SPX Corp
(d)
1,184 50
Summit Materials Inc
(d)
40,030 589
UFP Industries Inc 10,629 619
US Concrete Inc
(d)
1,699 42
$ 26,541
Chemicals - 1.74%
AdvanSix Inc
(d)
2,921 36
AgroFresh Solutions Inc
(d)
3,222 8
American Vanguard Corp 70,878 954
Amyris Inc
(d),(e)
6,795 29
Avient Corp 9,753 233
Axalta Coating Systems Ltd
(d)
110,675 2,457
Balchem Corp 276 28
Cabot Corp 32,700 1,193
Element Solutions Inc
(d)
566,725 6,155
Ferro Corp
(d)
2,268 26
GCP Applied Technologies Inc
(d)
1,137 26
Hawkins Inc 472 24
HB Fuller Co 1,926 87
Huntsman Corp 32,200 596
Innospec Inc 6,240 469
Intrepid Potash Inc
(d)
10,855 10
Koppers Holdings Inc
(d)
859 22
Kraton Corp
(d)
3,326 44
Kronos Worldwide Inc 2,386 27
Marrone Bio Innovations Inc
(d)
567 1
Minerals Technologies Inc 16,219 760
Oil-Dri Corp of America 551 19
Orion Engineered Carbons SA 2,845 29
PQ Group Holdings Inc
(d)
3,435 42
Rayonier Advanced Materials Inc
(d)
6,606 19
Rogers Corp
(d)
1,638 195
Sensient Technologies Corp 2,672 139
Stepan Co 2,111 231
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Tronox Holdings PLC 6,216 $ 47
Westlake Chemical Partners LP 16,100 308
$ 14,214
Coal - 0.17%
Advanced Emissions Solutions Inc 1,807 8
Arch Resources Inc
(d)
1,609 50
CONSOL Energy Inc
(d)
2,772 16
NACCO Industries Inc 428 9
Peabody Energy Corp 6,696 21
SunCoke Energy Inc 8,861 28
Warrior Met Coal Inc 79,192 1,261
$ 1,393
Commercial Services - 5.35%
Aaron's Inc 6,273 327
ABM Industries Inc 7,153 257
Acacia Research Corp
(d)
5,074 20
Adtalem Global Education Inc
(d)
5,552 191
Alta Equipment Group Inc
(d)
1,814 14
American Public Education Inc
(d)
1,537 45
AMN Healthcare Services Inc
(d)
116,425 6,396
Arlo Technologies Inc
(d)
8,269 35
ASGN Inc
(d)
99,336 6,800
Barrett Business Services Inc 733 39
BG Staffing Inc 40,850 370
BrightView Holdings Inc
(d)
3,326 40
CAI International Inc 1,431 25
Cardtronics PLC
(d)
47,159 1,053
Carriage Services Inc 1,756 39
Cass Information Systems Inc 33,500 1,200
CBIZ Inc
(d)
4,537 110
Cimpress PLC
(d)
1,276 128
Collectors Universe Inc 96 4
CRA International Inc 212 9
Cross Country Healthcare Inc
(d)
3,414 22
Deluxe Corp 33,590 948
Emerald Holding Inc 340,188 926
Ennis Inc 75,886 1,313
Franchise Group Inc 1,810 44
FTI Consulting Inc
(d)
51,191 6,115
GP Strategies Corp
(d)
72,372 538
Green Dot Corp
(d)
4,965 252
H&R Block Inc 85,100 1,234
Hackett Group Inc/The 366 5
Heidrick & Struggles International Inc 60,744 1,228
Herc Holdings Inc
(d)
2,451 82
Hertz Global Holdings Inc
(d)
9,110 13
HMS Holdings Corp
(d)
13,000 422
Huron Consulting Group Inc
(d)
2,195 105
ICF International Inc 972 66
Information Services Group Inc
(d)
4,010 8
Insperity Inc 1,939 130
K12 Inc
(d)
4,258 195
Kelly Services Inc 82,326 1,219
Kforce Inc 21,900 632
Korn Ferry 48,417 1,360
Laureate Education Inc
(d)
11,481 146
LiveRamp Holdings Inc
(d)
1,348 61
ManpowerGroup Inc 13,000 894
MoneyGram International Inc
(d),(e)
6,614 23
Monro Inc 1,784 100
Nesco Holdings Inc
(d),(e)
1,512 5
PFSweb Inc
(d)
450 4
Priority Technology Holdings Inc
(d)
49 —
Quad/Graphics Inc 3,792 12
Rent-A-Center Inc/TX 575 17
Resources Connection Inc 85,979 972
Ritchie Bros Auctioneers Inc 97,250 4,501
ServiceSource International Inc
(d)
9,204 14
SP Plus Corp
(d)
2,454 39

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Team Inc
(d)
3,200 $ 13
Textainer Group Holdings Ltd
(d)
5,675 48
TrueBlue Inc
(d)
90,817 1,401
Universal Technical Institute Inc
(d)
193 1
Vectrus Inc
(d)
28,277 1,243
Viad Corp 2,150 31
Vivint Smart Home Inc
(d),(e)
5,879 90
Willdan Group Inc
(d)
359 9
WW International Inc
(d)
3,826 99
$ 43,682
Computers - 3.28%
3D Systems Corp
(d),(e)
12,358 81
CACI International Inc
(d)
37,355 7,763
Conduent Inc
(d)
17,585 34
Cubic Corp 2,970 125
CyberArk Software Ltd
(d)
22,700 2,675
Diebold Nixdorf Inc
(d)
4,501 31
ExOne Co/The
(d),(e)
302 3
Insight Enterprises Inc
(d)
245,617 12,242
Lumentum Holdings Inc
(d)
10,382 964
MTS Systems Corp 2,056 38
NetScout Systems Inc
(d)
7,563 192
Parsons Corp
(d)
667 23
Perspecta Inc 2,553 55
PlayAGS Inc
(d)
2,284 8
Quantum Corp
(d)
2,732 12
SecureWorks Corp
(d)
948 11
StarTek Inc
(d)
1,904 9
Super Micro Computer Inc
(d)
46,870 1,420
Sykes Enterprises Inc
(d)
37,541 1,031
Unisys Corp
(d)
5,961 71
$ 26,788
Consumer Products - 0.18%
ACCO Brands Corp 188,862 1,232
Central Garden & Pet Co
(d)
717 27
Central Garden & Pet Co - A Shares
(d)
2,945 102
Quanex Building Products Corp 3,503 49
WD-40 Co 86 17
$ 1,427
Cosmetics & Personal Care - 0.02%
Edgewell Personal Care Co
(d)
5,818 174
Revlon Inc
(d),(e)
744 5
$ 179
Distribution & Wholesale - 1.73%
A-Mark Precious Metals Inc
(d)
558 13
Core-Mark Holding Co Inc 350 9
Fossil Group Inc
(d)
92,237 305
G-III Apparel Group Ltd
(d)
88,694 877
H&E Equipment Services Inc 3,415 60
KAR Auction Services Inc 13,787 209
Resideo Technologies Inc
(d)
104,726 1,391
ScanSource Inc
(d)
55,277 1,269
Systemax Inc 474 11
Titan Machinery Inc
(d)
2,030 22
Triton International Ltd/Bermuda 5,449 171
Univar Solutions Inc
(d)
286,650 5,065
Veritiv Corp
(d)
1,373 21
Watsco Inc 14,425 3,405
WESCO International Inc
(d)
33,372 1,298
$ 14,126
Diversified Financial Services - 5.00%
Affiliated Managers Group Inc 8,900 612
AllianceBernstein Holding LP 21,452 609
Altisource Portfolio Solutions SA
(d)
490 7
Amerant Bancorp Inc
(d)
2,417 32
Arlington Asset Investment Corp 4,163 11
Artisan Partners Asset Management Inc 30,916 1,120
Assetmark Financial Holdings Inc
(d)
1,002 28
Associated Capital Group Inc 209 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
B Riley Financial Inc 2,064 $ 53
BGC Partners Inc 32,539 90
Blucora Inc
(d)
5,138 61
Boston Private Financial Holdings Inc 213,644 1,257
Brightsphere Investment Group Inc 49,098 660
Calamos Asset Management, Inc
(d),(f),(g)
32,006 —
Columbia Financial Inc
(d)
3,751 45
Cowen Inc 72,242 1,190
Diamond Hill Investment Group Inc 326 37
Ellington Financial Inc 4,403 52
Encore Capital Group Inc
(d)
3,329 122
Enova International Inc
(d)
28,680 461
Evercore Inc - Class A 11,000 608
EZCORP Inc
(d)
5,162 30
Federal Agricultural Mortgage Corp 10,854 646
Federated Hermes Inc 33,996 896
First Western Financial Inc
(d)
712 10
GAMCO Investors Inc 12,964 153
Greenhill & Co Inc 85,699 1,027
Hannon Armstrong Sustainable Infrastructure
Capital Inc
7,153 251
Lazard Ltd 42,400 1,243
LendingClub Corp
(d)
7,359 38
LPL Financial Holdings Inc 165,500 13,078
Marlin Business Services Corp 955 7
MMA Capital Holdings Inc
(d)
504 13
Moelis & Co 169,600 5,052
Mr Cooper Group Inc
(d)
8,167 133
Navient Corp 133,186 1,061
Nelnet Inc 1,887 109
Oportun Financial Corp
(d)
2,070 30
Oppenheimer Holdings Inc 29,848 632
PennyMac Financial Services Inc 32,453 1,566
Piper Sandler Cos 1,858 115
PRA Group Inc
(d)
16,273 643
Premier Financial Corp 78,263 1,384
Regional Management Corp
(d)
895 14
Sculptor Capital Management Inc 6,072 75
Silvercrest Asset Management Group Inc 532 6
SLM Corp 133,800 906
Stifel Financial Corp 41,892 2,031
StoneX Group Inc
(d)
7,212 379
Virtus Investment Partners Inc 7,910 1,076
Waddell & Reed Financial Inc 46,848 683
Westwood Holdings Group Inc 32,431 368
WisdomTree Investments Inc 15,506 56
World Acceptance Corp
(d)
524 39
$ 40,813
Electric - 1.67%
ALLETE Inc 33,332 1,977
Atlantic Power Corp
(d)
8,900 17
Avista Corp 54,455 2,022
Black Hills Corp 6,713 388
Clearway Energy Inc - Class A 46,008 1,054
Clearway Energy Inc - Class C 6,816 167
MGE Energy Inc 2,725 181
NorthWestern Corp 28,248 1,589
Otter Tail Corp 34,252 1,310
PNM Resources Inc 48,768 2,060
Portland General Electric Co 63,311 2,794
Unitil Corp 1,573 68
$ 13,627
Electrical Components & Equipment - 0.75%
Acuity Brands Inc 6,500 644
American Superconductor Corp
(d)
2,343 22
Belden Inc 42,108 1,331
Encore Wire Corp 26,818 1,346
EnerSys 22,417 1,508
Graham Corp 25,760 338

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Insteel Industries Inc 49,377 $ 921
Powell Industries Inc 954 25
Ultralife Corp
(d)
1,035 7
$ 6,142
Electronics - 2.72%
Allied Motion Technologies Inc 92 3
API Group Corp
(d),(h)
14,947 208
Applied Optoelectronics Inc
(d),(e)
2,058 29
Avnet Inc 47,600 1,272
Bel Fuse Inc 1,133 14
Benchmark Electronics Inc 3,892 79
Brady Corp 133,494 6,137
Comtech Telecommunications Corp 78,792 1,294
Digimarc Corp
(d)
100 1
FARO Technologies Inc
(d)
149 9
Fitbit Inc
(d)
8,334 55
Fluidigm Corp
(d)
6,920 49
GoPro Inc
(d)
1,621 9
II-VI Inc
(d)
1,261 64
IntriCon Corp
(d)
951 10
Kimball Electronics Inc
(d)
48,765 648
Knowles Corp
(d)
9,455 144
NVE Corp 5,750 312
Plexus Corp
(d)
564 42
Sanmina Corp
(d)
74,759 2,219
SMART Global Holdings Inc
(d)
88 2
Stoneridge Inc
(d)
2,772 57
TTM Technologies Inc
(d)
10,666 131
Turtle Beach Corp
(d)
1,433 26
Vishay Intertechnology Inc 93,967 1,475
Vishay Precision Group Inc
(d)
1,321 34
Watts Water Technologies Inc 93,524 7,845
$ 22,168
Energy - Alternate Sources - 0.32%
Clean Energy Fuels Corp
(d)
14,005 33
FuelCell Energy Inc
(d),(e)
7,628 17
FutureFuel Corp 50,258 662
Green Plains Inc
(d),(e)
3,645 47
Renewable Energy Group Inc
(d)
27,625 763
REX American Resources Corp
(d)
14,818 1,010
Sunnova Energy International Inc
(d)
3,032 76
SunPower Corp
(d)
2,496 23
$ 2,631
Engineering & Construction - 1.81%
Aegion Corp
(d)
3,233 50
Arcosa Inc 53,017 2,238
Comfort Systems USA Inc 22,814 1,134
Concrete Pumping Holdings Inc
(d)
3,056 12
Construction Partners Inc
(d)
1,102 18
Dycom Industries Inc
(d)
916 39
EMCOR Group Inc 13,896 952
Fluor Corp 163,936 1,670
Granite Construction Inc 4,460 76
Great Lakes Dredge & Dock Corp
(d)
99,988 836
IES Holdings Inc
(d)
557 13
KBR Inc 67,820 1,508
MasTec Inc
(d)
26,518 1,055
Mistras Group Inc
(d)
2,067 7
MYR Group Inc
(d)
28,398 1,041
NV5 Global Inc
(d)
91 5
Primoris Services Corp 76,213 1,222
Star Group LP 66,702 628
Sterling Construction Co Inc
(d)
58,880 607
Tutor Perini Corp
(d)
75,361 887
VSE Corp 943 27
WillScot Mobile Mini Holdings Corp
(d)
49,282 743
$ 14,768
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1.10%
AMC Entertainment Holdings Inc
(e)
5,550 $ 22
Caesars Entertainment Inc
(d)
95,672 2,970
Cinemark Holdings Inc 11,409 135
Eros International PLC
(d),(e)
7,793 22
Everi Holdings Inc
(d)
5,599 32
GAN Ltd
(d)
167 3
Golden Entertainment Inc
(d)
1,193 10
IMAX Corp
(d)
5,278 60
International Game Technology PLC
(e)
10,610 105
Liberty Media Corp-Liberty Braves - A Shares
(d),(e)
451 9
Liberty Media Corp-Liberty Braves - C Shares
(d)
1,530 29
Marriott Vacations Worldwide Corp 3,757 318
Monarch Casino & Resort Inc
(d)
380 14
Penn National Gaming Inc
(d)
7,116 241
RCI Hospitality Holdings Inc 916 11
Red Rock Resorts Inc 1,752 19
Scientific Games Corp
(d)
227,889 4,004
SeaWorld Entertainment Inc
(d)
3,045 44
Twin River Worldwide Holdings Inc 43,500 938
$ 8,986
Environmental Control - 0.11%
Advanced Disposal Services Inc
(d)
626 19
Casella Waste Systems Inc
(d)
648 36
CECO Environmental Corp
(d)
3,303 22
Covanta Holding Corp 7,667 75
Harsco Corp
(d)
8,344 133
Heritage-Crystal Clean Inc
(d)
1,612 23
Tetra Tech Inc 5,730 508
US Ecology Inc 3,319 115
$ 931
Food - 1.67%
B&G Foods Inc
(e)
828 24
BellRing Brands Inc
(d)
4,245 84
Bridgford Foods Corp
(d)
94 1
Cal-Maine Foods Inc
(d)
2,236 98
Chefs' Warehouse Inc/The
(d)
2,642 30
HF Foods Group Inc
(d),(e)
3,791 34
Hostess Brands Inc
(d)
137,393 1,742
Ingles Markets Inc 23,721 955
J & J Snack Foods Corp 1,168 144
Lancaster Colony Corp 3,750 595
Landec Corp
(d)
2,764 26
Nathan's Famous Inc 304 15
Natural Grocers by Vitamin Cottage Inc 391 6
Performance Food Group Co
(d)
214,361 6,006
Sanderson Farms Inc 477 53
Seneca Foods Corp - Class A
(d)
691 27
Simply Good Foods Co/The
(d)
9,091 219
SpartanNash Co 45,589 959
Tootsie Roll Industries Inc 298 9
United Natural Foods Inc
(d)
5,706 113
Village Super Market Inc 36,562 924
Weis Markets Inc 32,158 1,603
$ 13,667
Forest Products & Paper - 0.28%
Clearwater Paper Corp
(d)
1,713 63
Domtar Corp 63,763 1,338
Mercer International Inc 78,100 582
Neenah Inc 1,785 80
P H Glatfelter Co 4,674 74
Schweitzer-Mauduit International Inc 3,310 108
Verso Corp 3,746 46
$ 2,291
Gas - 1.58%
Chesapeake Utilities Corp 107 9
New Jersey Resources Corp 10,173 316
Northwest Natural Holding Co 2,902 155
ONE Gas Inc 4,956 375

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
RGC Resources Inc 443 $ 10
South Jersey Industries Inc 56,444 1,317
Southwest Gas Holdings Inc 99,360 6,919
Spire Inc 62,150 3,833
$ 12,934
Hand & Machine Tools - 0.11%
Franklin Electric Co Inc 344 18
Hurco Cos Inc 676 19
Kennametal Inc 30,564 824
Luxfer Holdings PLC 2,883 37
$ 898
Healthcare - Products - 2.35%
Alphatec Holdings Inc
(d)
674 3
AngioDynamics Inc
(d)
3,913 32
Apyx Medical Corp
(d)
3,230 15
Avanos Medical Inc
(d)
5,079 156
Bruker Corp 119,025 5,311
Castle Biosciences Inc
(d)
11,144 432
Chembio Diagnostics Inc
(d),(e)
250 1
CryoLife Inc
(d)
742 14
FONAR Corp
(d)
668 16
Hanger Inc
(d)
99,960 1,745
Inogen Inc
(d)
645 20
Integer Holdings Corp
(d)
10,341 681
Integra LifeSciences Holdings Corp
(d)
108,550 5,183
Invacare Corp 3,604 25
Lantheus Holdings Inc
(d)
213,432 2,877
LeMaitre Vascular Inc 381 11
LivaNova PLC
(d)
1,528 71
Meridian Bioscience Inc
(d)
579 14
Milestone Scientific Inc
(d)
431 1
Misonix Inc
(d)
947 12
NanoString Technologies Inc
(d)
531 19
Natera Inc
(d)
449 22
Natus Medical Inc
(d)
2,438 45
Nymox Pharmaceutical Corp
(d),(e)
575 2
OraSure Technologies Inc
(d)
2,606 47
Orthofix Medical Inc
(d)
1,989 61
Patterson Cos Inc 82,958 2,204
Precision BioSciences Inc
(d)
296 2
Retractable Technologies Inc
(d)
103 1
SeaSpine Holdings Corp
(d)
2,791 26
Sientra Inc
(d)
1,063 4
Soleno Therapeutics Inc
(d)
495 1
Surgalign Holdings Inc
(d)
6,056 17
Utah Medical Products Inc 85 7
Varex Imaging Corp
(d)
4,007 63
Venus Concept Inc
(d)
759 2
ViewRay Inc
(d)
7,462 21
$ 19,164
Healthcare - Services - 0.48%
American Renal Associates Holdings Inc
(d)
1,071 7
Avalon GloboCare Corp
(d)
381 1
Brookdale Senior Living Inc
(d)
19,601 54
Cellular Biomedicine Group Inc
(d)
514 7
Community Health Systems Inc
(d)
9,095 45
Five Star Senior Living Inc
(d)
2,153 10
Magellan Health Inc
(d)
17,080 1,267
MEDNAX Inc
(d)
72,653 1,452
National HealthCare Corp 1,336 79
OPKO Health Inc
(d),(e)
42,465 219
Tenet Healthcare Corp
(d)
10,038 265
Tivity Health Inc
(d)
2,453 32
Triple-S Management Corp
(d)
26,003 506
$ 3,944
Holding Companies - Diversified - 0.00%
Morgan Group Holding Co
(d)
4 —
Professional Holding Corp
(d)
530 6
$ 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1.13%
Beazer Homes USA Inc
(d)
3,041 $ 34
Century Communities Inc
(d)
29,760 1,060
Forestar Group Inc
(d)
1,775 31
Green Brick Partners Inc
(d)
23,934 330
KB Home 8,041 270
M/I Homes Inc
(d)
27,266 1,135
MDC Holdings Inc 5,424 243
Meritage Homes Corp
(d)
31,424 3,117
Taylor Morrison Home Corp
(d)
63,417 1,487
TRI Pointe Group Inc
(d)
88,867 1,486
$ 9,193
Home Furnishings - 0.38%
Casper Sleep Inc
(d),(e)
768 7
Daktronics Inc 3,939 16
Ethan Allen Interiors Inc 109,429 1,296
Hamilton Beach Brands Holding Co 29,321 446
Hooker Furniture Corp 56,738 1,214
Sleep Number Corp
(d)
1,775 83
Universal Electronics Inc
(d)
201 9
VOXX International Corp
(d)
2,112 14
$ 3,085
Housewares - 0.01%
Lifetime Brands Inc 1,362 9
Tupperware Brands Corp
(e)
5,234 81
$ 90
Insurance - 6.95%
Ambac Financial Group Inc
(d)
73,664 943
American Equity Investment Life Holding Co 66,709 1,698
AMERISAFE Inc 18,157 1,153
Argo Group International Holdings Ltd 77,864 2,609
Axis Capital Holdings Ltd 30,400 1,220
Brighthouse Financial Inc
(d)
32,000 907
Citizens Inc/TX
(d),(e)
5,290 30
CNO Financial Group Inc 93,863 1,417
Crawford & Co 1,658 12
Donegal Group Inc 1,164 16
Employers Holdings Inc 40,850 1,329
Enstar Group Ltd
(d)
8,352 1,402
Essent Group Ltd 59,551 2,134
FBL Financial Group Inc 1,033 36
FedNat Holding Co 1,247 12
First American Financial Corp 175,650 8,960
Genworth Financial Inc
(d)
53,853 110
Global Indemnity Ltd 30,498 697
Goosehead Insurance Inc
(d)
1,196 124
Greenlight Capital Re Ltd
(d)
3,082 20
Hanover Insurance Group Inc/The 12,400 1,263
HCI Group Inc 498 22
Heritage Insurance Holdings Inc 2,464 29
Horace Mann Educators Corp 36,204 1,360
Independence Holding Co 490 16
Investors Title Co 119 14
James River Group Holdings Ltd 13,395 620
MBIA Inc
(d)
7,415 59
MGIC Investment Corp 442,850 3,662
National General Holdings Corp 20,748 705
National Western Life Group Inc 6,352 1,238
NI Holdings Inc
(d)
976 16
NMI Holdings Inc
(d)
6,734 105
Old Republic International Corp 557,650 8,961
ProAssurance Corp 88,965 1,308
ProSight Global Inc
(d)
1,065 8
Protective Insurance Corp 955 12
Radian Group Inc 142,073 2,120
RLI Corp 527 47
Safety Insurance Group Inc 1,563 118
Security National Financial Corp
(d)
1,086 7
Selective Insurance Group Inc 121,533 6,604
State Auto Financial Corp 20,971 325

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Stewart Information Services Corp 36,479 $ 1,530
Third Point Reinsurance Ltd
(d)
164,395 1,281
Tiptree Inc 2,658 13
United Fire Group Inc 16,033 407
United Insurance Holdings Corp 2,168 16
Universal Insurance Holdings Inc 2,253 40
Vericity Inc 211 2
Watford Holdings Ltd
(d)
1,826 30
$ 56,767
Internet - 0.22%
CarParts.com Inc
(d)
189 3
Cars.com Inc
(d)
7,200 58
comScore Inc
(d)
6,230 19
DHI Group Inc
(d)
5,545 14
ePlus Inc
(d)
8,531 636
Groupon Inc
(d)
2,449 38
HealthStream Inc
(d)
2,751 60
Lands' End Inc
(d)
1,327 11
Liquidity Services Inc
(d)
2,963 15
LiveXLive Media Inc
(d),(e)
2,823 9
Magnite Inc
(d)
4,870 29
Meet Group Inc/The
(d)
98,100 611
Overstock.com Inc
(d)
771 58
QuinStreet Inc
(d)
3,419 40
Stitch Fix Inc
(d),(e)
925 20
TrueCar Inc
(d)
11,306 43
VirnetX Holding Corp
(e)
3,252 17
Yelp Inc
(d)
6,079 152
$ 1,833
Investment Companies - 0.04%
Brookfield Infrastructure Corp 1,752 80
Brookfield Renewable Corp 4,081 183
PDL Community Bancorp
(d)
855 8
Rafael Holdings Inc
(d)
975 14
$ 285
Iron & Steel - 0.33%
Allegheny Technologies Inc
(d)
13,547 118
Carpenter Technology Corp 5,067 113
Cleveland-Cliffs Inc
(e)
208,589 1,080
Commercial Metals Co 39,507 817
Schnitzer Steel Industries Inc 20,652 380
United States Steel Corp
(e)
23,394 156
$ 2,664
Leisure Products & Services - 0.14%
Acushnet Holdings Corp 2,798 106
Callaway Golf Co 9,969 190
Clarus Corp 2,316 28
Escalade Inc 1,098 17
Harley-Davidson Inc 21,700 565
Johnson Outdoors Inc 275 24
Liberty TripAdvisor Holdings Inc
(d)
7,741 19
Nautilus Inc
(d)
3,159 33
OneSpaWorld Holdings Ltd 4,821 27
Vista Outdoor Inc
(d)
6,224 107
$ 1,116
Lodging - 0.30%
BBX Capital Corp
(d)
1,329 19
Bluegreen Vacations Corp 590 4
Boyd Gaming Corp 8,676 205
Century Casinos Inc
(d)
3,088 12
Hilton Grand Vacations Inc
(d)
59,907 1,216
Marcus Corp/The 2,391 33
St Joe Co/The
(d)
1,775 37
Target Hospitality Corp
(d)
3,379 5
Wyndham Destinations Inc 33,500 891
$ 2,422
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.27%
Argan Inc 1,568 $ 67
Astec Industries Inc 2,391 106
Bloom Energy Corp
(d),(e)
572 7
Hyster-Yale Materials Handling Inc 25,170 939
Manitowoc Co Inc/The
(d)
90,958 970
Terex Corp 7,183 136
$ 2,225
Machinery - Diversified - 1.38%
Alamo Group Inc 45,494 4,691
Albany International Corp 573 28
Altra Industrial Motion Corp 6,884 236
Applied Industrial Technologies Inc 2,488 157
Cactus Inc 30,808 697
Chart Industries Inc
(d)
3,850 264
CIRCOR International Inc
(d)
2,127 56
Columbus McKinnon Corp/NY 2,469 82
Crane Co 9,900 560
DXP Enterprises Inc/TX
(d)
72,548 1,224
Eastman Kodak Co
(d),(e)
1,756 38
Flowserve Corp 30,600 853
Gencor Industries Inc
(d)
930 11
Gorman-Rupp Co/The 1,598 48
GrafTech International Ltd 201,800 1,225
Intevac Inc
(d)
2,024 12
Mueller Water Products Inc - Class A 77,646 785
NN Inc
(d)
4,479 24
Ranpak Holdings Corp
(d)
3,087 25
SPX FLOW Inc
(d)
4,539 182
Welbilt Inc
(d)
10,005 61
$ 11,259
Media - 1.78%
AMC Networks Inc
(d)
2,460 57
Central European Media Enterprises Ltd
(d)
4,949 20
Entercom Communications Corp 12,358 17
Entravision Communications Corp 590,257 779
EW Scripps Co/The 5,981 68
Gannett Co Inc 13,769 21
Gray Television Inc
(d)
6,636 95
Hemisphere Media Group Inc
(d)
1,745 15
Houghton Mifflin Harcourt Co
(d)
11,162 33
iHeartMedia Inc
(d),(e)
6,387 54
Liberty Latin America Ltd - Class A
(d)
4,925 51
Liberty Latin America Ltd - Class C
(d)
12,007 123
Media General Inc - Rights
(d),(f),(g)
15,053 1
Meredith Corp 2,087 30
MSG Networks Inc
(d)
4,249 41
Nexstar Media Group Inc 44,175 3,872
Saga Communications Inc 434 10
Scholastic Corp 3,098 74
Sinclair Broadcast Group Inc
(e)
185,994 3,831
TEGNA Inc 453,424 5,341
Tribune Publishing Co 1,664 16
Value Line Inc 12 —
WideOpenWest Inc
(d)
2,790 15
$ 14,564
Metal Fabrication & Hardware - 0.77%
AZZ Inc 41,577 1,313
Eastern Co/The 616 10
Helios Technologies Inc 1,741 66
L B Foster Co
(d)
1,074 15
Lawson Products Inc/DE
(d)
197 6
Mayville Engineering Co Inc
(d)
828 6
Mueller Industries Inc 32,495 909
Northwest Pipe Co
(d)
1,023 26
Olympic Steel Inc 1,042 11
Park-Ohio Holdings Corp 918 13
Rexnord Corp 30,581 886
Ryerson Holding Corp
(d)
1,825 10
TimkenSteel Corp
(d)
4,797 18

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Tredegar Corp 41,089 $ 652
Valmont Industries Inc 10,355 1,255
Worthington Industries Inc 28,362 1,061
$ 6,257
Mining - 0.76%
Alcoa Corp
(d)
81,839 1,064
Arconic Corp
(d)
10,622 173
Caledonia Mining Corp PLC 795 18
Century Aluminum Co
(d)
197,059 1,716
Coeur Mining Inc
(d)
25,853 205
Energy Fuels Inc/Canada
(d)
12,325 21
Gold Resource Corp 6,968 30
Hecla Mining Co 55,723 308
Kaiser Aluminum Corp 16,019 993
Livent Corp
(d),(e)
191,060 1,198
Novagold Resources Inc
(d)
50,552 461
United States Lime & Minerals Inc 200 18
Uranium Energy Corp
(d)
13,322 13
$ 6,218
Miscellaneous Manufacturers - 3.42%
Enerpac Tool Group Corp 3,612 68
EnPro Industries Inc 27,067 1,292
ESCO Technologies Inc 214 18
Fabrinet
(d)
93,499 6,791
Federal Signal Corp 141,619 4,377
Haynes International Inc 1,330 25
Hillenbrand Inc 52,306 1,529
Lydall Inc
(d)
1,823 30
Materion Corp 66,952 3,844
Myers Industries Inc 2,414 36
NL Industries Inc 956 4
Raven Industries Inc 3,485 75
Smith & Wesson Brands Inc
(d)
31,409 750
Standex International Corp 1,309 70
Sturm Ruger & Co Inc 17,864 1,454
Trinity Industries Inc 327,275 6,392
Trinseo SA 54,104 1,174
$ 27,929
Office & Business Equipment - 0.00%
Pitney Bowes Inc 11,389 38
Office Furnishings - 0.84%
CompX International Inc 190 3
Herman Miller Inc 74,302 1,740
HNI Corp 4,548 135
Interface Inc 157,827 1,260
Kimball International Inc 3,843 42
Knoll Inc 110,676 1,296
Steelcase Inc 223,653 2,400
$ 6,876
Oil & Gas - 2.12%
Adams Resources & Energy Inc 249 5
Antero Resources Corp
(d)
25,914 77
Berry Corp 163,027 767
Bonanza Creek Energy Inc
(d)
70,005 1,273
Brigham Minerals Inc 3,224 36
Cimarex Energy Co 48,500 1,186
CNX Resources Corp
(d)
19,812 191
Comstock Resources Inc
(d)
2,282 12
Contango Oil & Gas Co
(d)
7,909 14
CVR Energy Inc 3,156 61
Delek US Holdings Inc 6,669 117
Earthstone Energy Inc
(d)
314,334 827
Evolution Petroleum Corp 3,224 8
Falcon Minerals Corp 4,115 10
Goodrich Petroleum Corp
(d)
480 4
Gulfport Energy Corp
(d)
16,913 17
Kosmos Energy Ltd 1,287,165 2,072
Magnolia Oil & Gas Corp
(d)
203,516 1,217
Matador Resources Co
(d),(e)
11,777 102
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Montage Resources Corp
(d)
2,445 $ 10
Murphy USA Inc
(d)
6,492 860
Nabors Industries Ltd
(e)
746 32
Ovintiv Inc
(e)
27,952 271
Par Pacific Holdings Inc
(d)
4,269 32
Parsley Energy Inc 298,575 3,278
Patterson-UTI Energy Inc 19,551 76
PBF Energy Inc 10,306 89
PDC Energy Inc
(d)
71,422 1,019
Penn Virginia Corp
(d)
1,451 14
PrimeEnergy Resources Corp
(d)
59 4
ProPetro Holding Corp
(d)
174,052 935
Range Resources Corp 214,762 1,388
SM Energy Co 187,033 551
Southwestern Energy Co
(d)
215,376 523
Talos Energy Inc
(d)
1,259 9
Tellurian Inc
(d),(e)
15,225 14
Transocean Ltd
(d)
62,380 127
Trecora Resources
(d)
2,575 15
W&T Offshore Inc
(d),(e)
10,042 23
Whiting Petroleum Corp
(d),(e)
10,262 8
$ 17,274
Oil & Gas Services - 1.33%
Archrock Inc 13,853 92
ChampionX Corp
(d)
114,535 1,090
DMC Global Inc 831 24
Dril-Quip Inc
(d)
12,725 424
Exterran Corp
(d)
2,779 14
Frank's International NV
(d)
581,660 1,326
Helix Energy Solutions Group Inc
(d)
15,231 64
Liberty Oilfield Services Inc 146,417 827
Matrix Service Co
(d)
77,763 681
MRC Global Inc
(d)
200,936 1,196
National Energy Services Reunited Corp
(d)
2,202 15
Newpark Resources Inc
(d)
9,436 18
NexTier Oilfield Solutions Inc
(d)
374,407 943
NOW Inc
(d)
11,693 92
Oceaneering International Inc
(d)
10,595 59
Oil States International Inc
(d)
70,825 317
RPC Inc
(d)
193,530 575
Select Energy Services Inc
(d)
133,189 591
Seventy Seven Energy Inc
(d),(f),(g)
16,216 —
Solaris Oilfield Infrastructure Inc 168,170 1,221
TechnipFMC PLC 38,500 309
Thermon Group Holdings Inc
(d)
70,279 952
US Silica Holdings Inc 7,867 28
$ 10,858
Packaging & Containers - 0.05%
Greif Inc - Class A 2,739 95
Greif Inc - Class B 635 25
Matthews International Corp 3,252 70
O-I Glass Inc 3,777 40
TriMas Corp
(d)
4,615 108
UFP Technologies Inc
(d)
674 29
$ 367
Pharmaceuticals - 1.56%
AcelRx Pharmaceuticals Inc
(d)
6,899 8
Aeglea BioTherapeutics Inc
(d)
725 5
Agile Therapeutics Inc
(d),(e)
533 1
Akcea Therapeutics Inc
(d),(e)
980 11
Anika Therapeutics Inc
(d)
29,360 1,069
Artana Therapeutics
(d),(f),(g)
581 —
Axcella Health Inc
(d)
72 —
Aytu BioScience Inc
(d)
2,609 4
Beyondspring Inc
(d)
103 1
Calyxt Inc
(d)
80 —
Cassava Sciences Inc
(d),(e)
1,701 5
Catalyst Biosciences Inc
(d)
1,987 10
Chimerix Inc
(d)
5,161 16

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Cidara Therapeutics Inc
(d)
803 $ 3
Coherus Biosciences Inc
(d)
47,218 831
Concert Pharmaceuticals Inc
(d)
3,048 28
CorMedix Inc
(d)
205 1
Covetrus Inc
(d)
10,474 232
Cyclerion Therapeutics Inc
(d)
2,359 9
Cytokinetics Inc
(d)
724 16
Enanta Pharmaceuticals Inc
(d)
1,853 85
Endo International PLC
(d)
13,782 48
Evofem Biosciences Inc
(d),(e)
359 1
G1 Therapeutics Inc
(d)
1,932 28
Gritstone Oncology Inc
(d)
2,657 9
Heska Corp
(d)
471 45
Hookipa Pharma Inc
(d),(e)
94 1
Ideaya Biosciences Inc
(d)
1,035 13
Intra-Cellular Therapies Inc
(d)
3,636 72
Jounce Therapeutics Inc
(d)
1,839 8
KalVista Pharmaceuticals Inc
(d)
1,172 12
Lannett Co Inc
(d)
3,395 20
Mallinckrodt PLC
(d),(e)
9,038 20
Mirum Pharmaceuticals Inc
(d),(e)
363 8
Momenta Pharmaceuticals Inc
(d)
774 23
MyoKardia Inc
(d)
658 59
Nature's Sunshine Products Inc
(d)
1,012 10
Option Care Health Inc
(d)
248 3
ORIC Pharmaceuticals Inc
(d),(e)
64 1
Owens & Minor Inc 6,643 107
Paratek Pharmaceuticals Inc
(d)
302 1
Passage Bio Inc
(d)
552 9
PRA Health Sciences Inc
(d)
71,000 7,566
Prestige Consumer Healthcare Inc
(d)
3,473 129
Principia Biopharma Inc
(d)
264 22
Revance Therapeutics Inc
(d)
1,402 33
Rockwell Medical Inc
(d)
827 1
Spectrum Pharmaceuticals Inc
(d)
12,302 37
Spero Therapeutics Inc
(d)
176 2
Supernus Pharmaceuticals Inc
(d)
4,042 90
Taro Pharmaceutical Industries Ltd
(d)
19,300 1,255
TG Therapeutics Inc
(d)
1,500 29
TherapeuticsMD Inc
(d),(e)
4,013 7
UroGen Pharma Ltd
(d)
802 18
USANA Health Sciences Inc
(d)
8,300 674
Vanda Pharmaceuticals Inc
(d)
5,733 58
Xeris Pharmaceuticals Inc
(d),(e)
302 1
$ 12,755
Pipelines - 0.00%
NextDecade Corp
(d),(e)
2,154 3
Private Equity - 0.13%
Kennedy-Wilson Holdings Inc 13,050 193
Safeguard Scientifics Inc 2,081 12
Victory Capital Holdings Inc 48,839 867
$ 1,072
Real Estate - 1.45%
American Realty Investors Inc
(d)
123 1
CTO Realty Growth Inc 494 20
Cushman & Wakefield PLC
(d)
546,397 5,846
FRP Holdings Inc
(d)
714 28
Griffin Industrial Realty Inc 102 5
Legacy Housing Corp
(d),(e)
715 10
Marcus & Millichap Inc
(d)
152,679 4,159
Maui Land & Pineapple Co Inc
(d)
421 4
McGrath RentCorp 1,112 64
Newmark Group Inc 15,247 62
RE/MAX Holdings Inc 18,833 609
Realogy Holdings Corp 12,239 111
RMR Group Inc/The 30,266 871
Safehold Inc 835 42
Stratus Properties Inc
(d)
625 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Transcontinental Realty Investors Inc
(d)
154 $ 4
$ 11,848
REITs - 4.04%
Acadia Realty Trust 73,519 885
Agree Realty Corp 5,679 380
Alexander & Baldwin Inc 7,692 91
Alexander's Inc 3,615 910
Alpine Income Property Trust Inc 772 11
American Assets Trust Inc 5,368 145
American Finance Trust Inc 11,656 85
Anworth Mortgage Asset Corp 10,392 19
Apollo Commercial Real Estate Finance Inc 49,301 458
Arbor Realty Trust Inc 11,007 112
Ares Commercial Real Estate Corp 38,581 352
Armada Hoffler Properties Inc 5,985 58
ARMOUR Residential REIT Inc 6,831 64
Blackstone Mortgage Trust Inc 14,702 354
Bluerock Residential Growth REIT Inc 1,632 12
Broadmark Realty Capital Inc 13,734 127
BRT Apartments Corp 1,134 12
Capstead Mortgage Corp 10,175 63
CareTrust REIT Inc 8,789 158
CatchMark Timber Trust Inc 4,658 45
Chatham Lodging Trust 4,946 26
Cherry Hill Mortgage Investment Corp 1,619 15
Chimera Investment Corp 20,492 184
City Office REIT Inc 5,008 43
Clipper Realty Inc 316 2
Colony Capital Inc 51,829 100
Colony Credit Real Estate Inc 150,306 947
Columbia Property Trust Inc 12,225 146
CoreCivic Inc 66,536 593
CorEnergy Infrastructure Trust Inc 1,566 14
CorePoint Lodging Inc
(d)
4,188 23
DiamondRock Hospitality Co 21,326 99
Diversified Healthcare Trust 25,320 99
Dynex Capital Inc 2,359 36
EastGroup Properties Inc 205 27
Ellington Residential Mortgage REIT 1,027 11
Essential Properties Realty Trust Inc 9,750 157
Farmland Partners Inc 2,784 19
First Industrial Realty Trust Inc 21,127 928
Franklin Street Properties Corp 11,087 58
Front Yard Residential Corp 5,345 46
GEO Group Inc/The 12,575 134
Getty Realty Corp 3,599 107
Gladstone Commercial Corp 2,814 51
Gladstone Land Corp 1,067 17
Global Medical REIT Inc 4,381 52
Global Net Lease Inc 9,624 160
Granite Point Mortgage Trust Inc 52,228 355
Great Ajax Corp 81,957 706
Healthcare Realty Trust Inc 28,896 847
Hersha Hospitality Trust 3,632 17
Independence Realty Trust Inc 10,116 116
Industrial Logistics Properties Trust 6,930 146
Innovative Industrial Properties Inc 1,039 108
Invesco Mortgage Capital Inc 157,830 484
Investors Real Estate Trust 1,295 94
iStar Inc 7,921 92
Jernigan Capital Inc 2,382 33
Kite Realty Group Trust 8,866 88
KKR Real Estate Finance Trust Inc 3,047 51
Ladder Capital Corp 11,283 88
Lexington Realty Trust 68,768 798
LTC Properties Inc 37,142 1,380
Macerich Co/The 15,149 116
Mack-Cali Realty Corp 9,708 140
MFA Financial Inc 166,250 437

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Monmouth Real Estate Investment Corp 1,172 $ 17
National Health Investors Inc 26,029 1,614
New Senior Investment Group Inc 8,745 30
New York Mortgage Trust Inc 163,641 429
NexPoint Residential Trust Inc 1,957 75
Office Properties Income Trust 20,927 526
One Liberty Properties Inc 1,683 29
Orchid Island Capital Inc 7,101 37
Pebblebrook Hotel Trust 162,381 1,721
PennyMac Mortgage Investment Trust 10,582 199
Physicians Realty Trust 21,689 391
Piedmont Office Realty Trust Inc 101,174 1,640
PotlatchDeltic Corp 6,993 299
Preferred Apartment Communities Inc 5,076 37
QTS Realty Trust Inc 353 25
Ready Capital Corp 3,903 31
Redwood Trust Inc 12,271 88
Retail Opportunity Investments Corp 104,141 1,132
Retail Properties of America Inc 22,897 146
Retail Value Inc 1,749 22
RLJ Lodging Trust 17,524 140
RPT Realty 8,613 54
Ryman Hospitality Properties Inc 722 23
Sabra Health Care REIT Inc 21,934 323
Saul Centers Inc 179 6
Seritage Growth Properties
(d)
65,479 610
Service Properties Trust 17,504 117
SITE Centers Corp 16,350 120
STAG Industrial Inc 202,656 6,606
Summit Hotel Properties Inc 11,037 57
Sunstone Hotel Investors Inc 75,901 568
Tanger Factory Outlet Centers Inc 9,665 62
Terreno Realty Corp 4,091 249
TPG RE Finance Trust Inc 43,604 379
Two Harbors Investment Corp 29,245 159
UMH Properties Inc 933 11
Universal Health Realty Income Trust 172 12
Urban Edge Properties 12,390 130
Urstadt Biddle Properties Inc 3,172 31
Washington Real Estate Investment Trust 8,808 197
Western Asset Mortgage Capital Corp 5,570 12
Whitestone REIT 4,250 28
Xenia Hotels & Resorts Inc 12,095 96
$ 33,009
Retail - 6.50%
Abercrombie & Fitch Co 6,567 63
American Eagle Outfitters Inc 106,000 1,060
America's Car-Mart Inc/TX
(d)
152 14
Asbury Automotive Group Inc
(d)
10,518 1,054
Aspen Aerogels Inc
(d)
1,992 13
At Home Group Inc
(d),(e)
5,125 64
AutoNation Inc
(d)
17,600 904
Beacon Roofing Supply Inc
(d)
5,826 182
Bed Bath & Beyond Inc
(e)
46,589 504
Big Lots Inc 19,157 754
Biglari Holdings Inc
(d)
5 2
Biglari Holdings Inc
(d)
104 7
BJ's Restaurants Inc 1,978 40
BJ's Wholesale Club Holdings Inc
(d)
15,460 619
BMC Stock Holdings Inc
(d)
28,877 739
Boot Barn Holdings Inc
(d)
273 5
Brinker International Inc 37,471 1,007
Buckle Inc/The 3,091 50
Caleres Inc 4,094 26
Cannae Holdings Inc
(d)
9,037 340
Carrols Restaurant Group Inc
(d)
3,765 23
Cato Corp/The 54,530 392
Cheesecake Factory Inc/The
(e)
4,521 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Chico's FAS Inc 12,472 $ 16
Children's Place Inc/The 442 11
Chuy's Holdings Inc
(d)
1,764 28
Citi Trends Inc 1,161 20
Conn's Inc
(d),(e)
1,861 19
Container Store Group Inc/The
(d)
1,816 6
Cracker Barrel Old Country Store Inc 1,463 162
Dave & Buster's Entertainment Inc
(e)
3,155 39
Del Taco Restaurants Inc
(d)
3,167 24
Denny's Corp
(d)
2,011 18
Designer Brands Inc 149,679 885
Dillard's Inc
(e)
38,902 916
Dine Brands Global Inc 1,550 70
Duluth Holdings Inc
(d),(e)
83,361 616
El Pollo Loco Holdings Inc
(d)
40,546 801
Envela Corp
(d)
133 1
Express Inc
(d)
7,253 7
Fiesta Restaurant Group Inc
(d)
1,918 12
FirstCash Inc 91,251 5,260
Foot Locker Inc 20,100 591
Foundation Building Materials Inc
(d)
1,710 23
Gaia Inc
(d)
1,338 12
GameStop Corp
(d),(e)
6,103 24
Genesco Inc
(d)
80,268 1,248
GMS Inc
(d)
4,441 104
Group 1 Automotive Inc 65,514 5,504
Guess? Inc 4,661 48
Haverty Furniture Cos Inc 46,502 662
Hibbett Sports Inc
(d)
67,022 1,554
Hudson Ltd
(d)
4,227 18
Jack in the Box Inc 2,143 176
Kura Sushi USA Inc
(d),(e)
383 4
La-Z-Boy Inc 37,852 1,077
Lithia Motors Inc 12,113 2,775
Lumber Liquidators Holdings Inc
(d)
2,628 59
Macy's Inc
(e)
33,344 202
MarineMax Inc
(d)
2,199 61
Michaels Cos Inc/The
(d)
7,952 57
Movado Group Inc 105,993 1,022
National Vision Holdings Inc
(d)
1,473 47
Noodles & Co
(d)
1,838 13
Nu Skin Enterprises Inc 27,200 1,220
ODP Corp/The
(d)
44,629 985
Papa John's International Inc 510 48
PC Connection Inc 30,360 1,327
Penske Automotive Group Inc 20,100 901
PriceSmart Inc 2,273 149
Red Robin Gourmet Burgers Inc
(d),(e)
1,365 12
Regis Corp
(d)
2,509 19
RH
(d)
2,897 833
Rite Aid Corp
(d)
5,840 89
Rush Enterprises Inc - Class A 147,301 7,008
Rush Enterprises Inc - Class B 469 19
Sally Beauty Holdings Inc
(d)
64,489 749
Shoe Carnival Inc 990 24
Signet Jewelers Ltd 5,567 60
Sonic Automotive Inc 33,945 1,294
Suburban Propane Partners LP 94,037 1,247
Tilly's Inc 99,365 597
Urban Outfitters Inc
(d)
65,561 1,085
Vera Bradley Inc
(d)
144,240 632
Wingstop Inc 6,376 996
Winmark Corp 221 35
World Fuel Services Corp 19,954 470
Zumiez Inc
(d)
47,849 1,105
$ 53,066

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 1.94%
Axos Financial Inc
(d)
5,667 $ 127
Banc of California Inc 4,762 51
BankFinancial Corp 1,530 11
Berkshire Hills Bancorp Inc 167,028 1,664
Brookline Bancorp Inc 112,588 1,080
Capitol Federal Financial Inc 14,165 137
Community Bankers Trust Corp 2,484 13
Dime Community Bancshares Inc 105,882 1,244
Eagle Bancorp Montana Inc 718 11
ESSA Bancorp Inc 997 13
First Capital Inc
(e)
345 18
First Savings Financial Group Inc 212 9
Flushing Financial Corp 113,080 1,253
FS Bancorp Inc 8,468 322
Greene County Bancorp Inc 309 7
Hingham Institution For Savings The 3,239 570
Home Bancorp Inc 823 19
HomeTrust Bancshares Inc 22,842 329
Investors Bancorp Inc 213,308 1,733
Meridian Bancorp Inc 31,491 359
Northfield Bancorp Inc 64,985 624
Northwest Bancshares Inc 12,512 123
OceanFirst Financial Corp 24,903 381
Oconee Federal Financial Corp
(e)
118 3
Pacific Premier Bancorp Inc 8,998 189
Provident Financial Holdings Inc 684 8
Provident Financial Services Inc 160,094 2,186
Prudential Bancorp Inc 981 11
Riverview Bancorp Inc 2,303 11
Southern Missouri Bancorp Inc 14,636 319
Sterling Bancorp/DE 27,200 306
Territorial Bancorp Inc 15,102 331
Timberland Bancorp Inc/WA 791 13
Washington Federal Inc 52,652 1,229
Waterstone Financial Inc 24,132 369
WSFS Financial Corp 27,755 792
$ 15,865
Semiconductors - 6.17%
Alpha & Omega Semiconductor Ltd
(d)
2,164 24
Ambarella Inc
(d)
2,464 112
Amkor Technology Inc
(d)
134,241 1,825
Axcelis Technologies Inc
(d)
299 9
AXT Inc
(d)
4,166 20
Cabot Microelectronics Corp 89,000 13,414
Cirrus Logic Inc
(d)
13,005 891
Cohu Inc 4,107 77
CTS Corp 3,394 67
Diodes Inc
(d)
36,409 1,873
DSP Group Inc
(d)
229 3
GSI Technology Inc
(d)
1,726 10
MaxLinear Inc
(d)
2,866 73
MKS Instruments Inc 56,925 7,255
Nova Measuring Instruments Ltd
(d)
113,450 5,831
Onto Innovation Inc
(d)
168,459 6,371
Photronics Inc
(d)
86,447 1,027
Pixelworks Inc
(d)
535 2
Rambus Inc
(d)
348,540 5,144
Synaptics Inc
(d)
214 17
Tower Semiconductor Ltd
(d)
290,550 6,247
Veeco Instruments Inc
(d)
5,190 70
$ 50,362
Software - 0.64%
Allscripts Healthcare Solutions Inc
(d)
16,355 147
Asure Software Inc
(d)
1,531 10
Cerence Inc
(d)
3,920 155
Cloudera Inc
(d)
11,217 126
Computer Programs and Systems Inc 1,369 34
Daily Journal Corp
(d),(e)
26 7
Digi International Inc
(d)
3,060 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Donnelley Financial Solutions Inc
(d)
3,203 $ 28
Ebix Inc 57,756 1,274
eGain Corp
(d)
1,410 14
Evolent Health Inc
(d)
6,760 79
GTY Technology Holdings Inc
(d)
4,727 15
Immersion Corp
(d)
503 3
ManTech International Corp/VA 1,664 116
MicroStrategy Inc
(d)
304 38
NextGen Healthcare Inc
(d)
57,567 842
Park City Group Inc
(d),(e)
1,113 5
PDF Solutions Inc
(d)
248 6
Progress Software Corp 11,693 408
Rosetta Stone Inc
(d)
2,210 59
SeaChange International Inc
(d)
3,437 5
SWK Holdings Corp
(d)
404 5
Synchronoss Technologies Inc
(d)
4,256 14
Verint Systems Inc
(d)
3,771 169
Xperi Holding Corp 87,149 1,608
$ 5,204
Supranational Bank - 0.00%
Banco Latinoamericano de Comercio Exterior SA 3,302 39
Telecommunications - 0.68%
ADTRAN Inc 5,103 63
Alaska Communications Systems Group Inc 5,530 13
ATN International Inc 1,125 65
CalAmp Corp
(d)
1,309 10
Casa Systems Inc
(d)
63,700 357
Cincinnati Bell Inc
(d)
3,604 54
Consolidated Communications Holdings Inc
(d)
7,020 51
DASAN Zhone Solutions Inc
(d)
1,372 14
Gogo Inc
(d)
379 1
Harmonic Inc
(d)
10,130 57
IDT Corp - Class B
(d)
619 4
Infinera Corp
(d)
8,309 66
InterDigital Inc 2,250 135
Iridium Communications Inc
(d)
4,467 122
KVH Industries Inc
(d)
1,727 14
Loral Space & Communications Inc 1,071 20
Maxar Technologies Inc 6,443 115
NeoPhotonics Corp
(d)
68,918 628
NETGEAR Inc
(d)
3,106 96
ORBCOMM Inc
(d)
6,863 29
PCTEL Inc
(d)
1,875 12
Plantronics Inc 2,403 48
Powerfleet Inc
(d)
2,914 13
Preformed Line Products Co 13,341 657
Ribbon Communications Inc
(d)
7,273 32
Spok Holdings Inc 1,884 19
Switch Inc 149,550 2,690
Vonage Holdings Corp
(d)
10,827 129
$ 5,514
Textiles - 0.69%
Culp Inc 22,400 249
UniFirst Corp/MA 28,965 5,401
$ 5,650
Toys, Games & Hobbies - 0.11%
Funko Inc
(d),(e)
159,961 886
Transportation - 1.81%
ArcBest Corp 2,687 82
Ardmore Shipping Corp 3,088 13
Atlas Air Worldwide Holdings Inc
(d)
2,566 134
Bristow Group Inc
(d)
754 12
Costamare Inc 5,295 24
Covenant Logistics Group Inc
(d)
2,557 43
DHT Holdings Inc 11,899 68
Diamond S Shipping Inc
(d)
2,918 26
Dorian LPG Ltd
(d)
3,152 27
Eagle Bulk Shipping Inc
(d),(e)
5,040 12
Echo Global Logistics Inc
(d)
2,794 70

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Forward Air Corp 1,135 $ 59
Frontline Ltd/Bermuda
(e)
12,590 101
Genco Shipping & Trading Ltd 1,951 13
Golar LNG Ltd
(d),(e)
9,717 73
Heartland Express Inc 4,842 98
Hoegh LNG Partners LP
(e)
26,900 277
Hub Group Inc
(d)
3,494 185
International Seaways Inc 2,640 46
Landstar System Inc 42,975 5,233
Marten Transport Ltd 2,158 57
Matson Inc 39,090 1,423
Nordic American Tankers Ltd
(e)
15,394 70
Overseas Shipholding Group Inc
(d)
7,000 16
PAM Transportation Services Inc
(d)
177 5
Pangaea Logistics Solutions Ltd
(d)
1,205 2
Radiant Logistics Inc
(d)
4,171 18
Safe Bulkers Inc
(d)
5,919 8
Saia Inc
(d)
44,575 5,324
Scorpio Bulkers Inc 619 9
Scorpio Tankers Inc 5,460 72
SEACOR Holdings Inc
(d)
2,046 59
SFL Corp Ltd 9,955 83
Tidewater Inc
(d)
4,311 27
Universal Logistics Holdings Inc 51,068 938
US Xpress Enterprises Inc
(d)
2,362 22
Werner Enterprises Inc 739 33
$ 14,762
Trucking & Leasing - 1.08%
GATX Corp 122,940 7,498
General Finance Corp
(d)
1,196 7
Greenbrier Cos Inc/The 50,968 1,311
Willis Lease Finance Corp
(d)
336 7
$ 8,823
Water - 0.04%
Artesian Resources Corp 5,711 200
California Water Service Group 395 19
Consolidated Water Co Ltd 1,544 19
Global Water Resources Inc 76 1
PICO Holdings Inc
(d)
1,834 15
SJW Group 1,321 82
$ 336
TOTAL COMMON STOCKS $ 806,233
Total Investments $ 828,246
Other Assets and Liabilities -  (1.46)% (11,932)
TOTAL NET ASSETS - 100.00% $ 816,314
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,303 or
1.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $208 or 0.03% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 29.79%
Industrial 18.11%
Consumer, Cyclical 15.09%
Consumer, Non-cyclical 12.63%
Technology 10.09%
Energy 3.94%
Utilities 3.29%
Basic Materials 3.11%
Communications 2.71%
Money Market Funds 2.58%
Investment Companies 0.12%
Diversified 0.00%
Government 0.00%
Other Assets and Liabilities
(1.46)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales July 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,976 $ 429,543 $ 444,328 $ 20,191
Principal U.S. Small-Cap Multi-Factor Index ETF 625 — 508 —
$ 35,601 $ 429,543 $ 444,836 $ 20,191
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 145 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 4 (94) — (23)
$ 149 $ (94) $ — $ (23)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
July 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2020 Long 15 $ 1,108 $ 13
Total $ 13
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.57% Shares Held Value (000's)
Exchange-Traded Funds - 2.57%
iShares National Muni Bond ETF 58,600 $ 6,848
iShares Short-Term National Muni Bond ETF 81,302 8,812
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,126 351
VanEck Vectors High-Yield Municipal Index ETF 7,638 462
$ 16,473
TOTAL INVESTMENT COMPANIES $ 16,473
MUNICIPAL BONDS - 98.07%
Principal
Amount (000's) Value (000's)
Alabama - 3.35%
Birmingham Airport Authority (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2030
(a)
$ 1,000 $ 1,001
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,743
5.00%, 09/01/2046 4,500 6,559
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,082
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
1,000 1,097
5.25%, 05/01/2044
(b)
4,500 5,009
$ 21,491
Arizona - 1.73%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 532
5.50%, 01/01/2054
(b)
1,500 1,291
Chandler Industrial Development Authority
2.70%, 12/01/2037
(c)
1,300 1,370
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,346
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,609
$ 11,148
California - 8.74%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,120
Bay Area Toll Authority
0.12%, 04/01/2047
(c)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(d)
1,691 1,983
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,176
5.00%, 05/15/2034 600 702
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
2,240 2,724
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,270
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(a)
500 506
City of Los Angeles Department of Airports
5.00%, 05/15/2028 2,000 2,577
5.00%, 05/15/2035 1,500 1,515
5.00%, 05/15/2037
(d)
837 1,058
5.00%, 05/15/2039
(d)
584 734
5.00%, 05/15/2042
(d)
234 275
5.00%, 05/15/2044
(d)
1,606 1,932
5.00%, 05/15/2044
(d)
720 894
5.00%, 05/15/2044
(d)
107 130
5.00%, 05/15/2047
(d)
681 808
5.25%, 05/15/2048
(d)
389 479
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 2,840 2,902
5.30%, 06/01/2037 1,000 1,033
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 $ 2,210 $ 2,586
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,362
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(a)
1,340 1,566
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 654
San Diego County Regional Airport Authority
5.00%, 07/01/2028 340 433
5.00%, 07/01/2029 410 532
5.00%, 07/01/2030 480 633
5.00%, 07/01/2031 500 655
5.00%, 07/01/2032 455 591
5.00%, 07/01/2033 500 645
5.00%, 07/01/2034 415 534
5.00%, 07/01/2035 300 384
5.00%, 07/01/2037 450 572
5.00%, 07/01/2038 500 634
5.00%, 07/01/2040 265 334
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,090
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 3,040
5.25%, 07/01/2028 1,000 1,045
State of California
0.08%, 05/01/2034
(c)
1,200 1,200
0.11%, 05/01/2033
(c)
2,000 2,000
5.00%, 08/01/2028 2,000 2,695
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,126
$ 56,129
Colorado - 3.47%
Colorado Health Facilities Authority
4.00%, 11/01/2039 8,275 9,401
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,264
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,072
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,500 1,570
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,101
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,035
Regional Transportation District
6.00%, 01/15/2041 450 451
6.50%, 01/15/2030 500 501
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 999
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,310
5.50%, 12/01/2048 2,500 2,583
$ 22,287
Connecticut - 1.44%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
5,500 5,374
State of Connecticut (credit support from ACA
Financial Guaranty Corp )
6.60%, 07/01/2024
(a)
860 863
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,360
5.00%, 05/01/2038 500 643
$ 9,240

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
District of Columbia - 1.32%
District of Columbia
5.00%, 03/01/2029 $ 2,000 $ 2,732
5.00%, 10/15/2044 3,500 4,528
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,200
$ 8,460
Florida - 3.21%
Canaveral Port Authority
5.00%, 06/01/2048 1,900 2,159
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,479
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,123
Florida Development Finance Corp
6.25%, 01/01/2049
(b),(c)
500 440
6.38%, 01/01/2049
(b),(c)
3,000 2,614
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
7,001 8,287
Village Community Development District No 13
2.63%, 05/01/2024 500 501
3.00%, 05/01/2029 1,000 1,013
$ 20,616
Georgia - 0.49%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 1,675
Development Authority of Burke County/The
0.22%, 07/01/2049
(c)
1,500 1,500
$ 3,175
Idaho - 0.32%
Idaho Health Facilities Authority
6.65%, 02/15/2021
(c)
2,000 2,068
Illinois - 11.08%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,410
5.25%, 01/01/2037 4,000 4,808
Chicago Transit Authority
5.00%, 12/01/2046 6,480 7,308
City of Chicago IL
5.25%, 01/01/2029 2,000 2,153
5.50%, 01/01/2049 1,000 1,122
6.00%, 01/01/2038 2,965 3,435
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 597 426
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,154
5.00%, 01/01/2032 1,000 1,145
5.00%, 01/01/2033 2,000 2,282
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,143
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,846
Illinois Finance Authority
0.00%, 12/01/2042
(e)
1,400 756
0.14%, 08/15/2042
(c)
900 900
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,025
5.00%, 06/15/2029 1,000 1,144
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(a)
2,050 2,575
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,183
5.00%, 01/01/2040
(d)
2,000 2,342
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 $ 700 $ 764
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(a)
2,410 2,745
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,088
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,221
5.00%, 01/01/2048 3,000 3,429
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(a)
1,750 1,941
5.00%, 01/01/2037
(a)
2,000 2,447
State of Illinois
5.00%, 11/01/2028 3,500 4,012
5.50%, 07/01/2027 3,410 3,708
United City of Yorkville IL
5.75%, 03/01/2028 400 400
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 141
$ 71,153
Indiana - 0.69%
Indiana Finance Authority
7.00%, 03/01/2039
(b)
4,000 3,714
Town of Shoals IN
7.25%, 11/01/2043 700 740
$ 4,454
Kentucky - 0.73%
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,344
Kentucky Public Energy Authority
4.00%, 01/01/2049
(c)
3,000 3,348
$ 4,692
Louisiana - 3.19%
Lafayette Public Trust Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.25%, 10/01/2030
(a)
1,000 1,008
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,179
4.40%, 11/01/2044
(b)
2,000 2,003
5.50%, 11/01/2039
(b)
2,785 2,972
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(c)
3,320 3,337
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(b),(c)
1,000 1,098
6.10%, 12/01/2040
(b),(c)
1,000 1,186
Parish of St John the Baptist LA
2.00%, 06/01/2037
(c)
5,750 5,721
$ 20,504
Maine - 0.30%
Finance Authority of Maine
4.38%, 08/01/2035
(b),(c)
1,800 1,916
Maryland - 0.36%
Maryland Health & Higher Educational Facilities
Authority
4.00%, 04/15/2045 1,575 1,804
6.00%, 07/01/2041 500 526
$ 2,330

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Massachusetts - 2.45%
Commonwealth of Massachusetts
5.00%, 01/01/2042 $ 1,940 $ 2,439
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,713
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,245 1,283
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,272
5.00%, 07/01/2035 1,000 1,231
5.00%, 07/01/2049 5,500 6,805
$ 15,743
Michigan - 2.20%
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(a)
1,000 1,288
5.00%, 05/01/2037
(a)
1,000 1,281
5.00%, 05/01/2038
(a)
2,000 2,551
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,835 2,932
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,048
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,888
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,151
$ 14,139
Mississippi - 0.16%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(c)
1,000 1,031
Missouri - 0.98%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,608
5.00%, 07/01/2044 1,100 1,337
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(a)
1,500 1,957
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,366
$ 6,268
Montana - 0.65%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(a)
1,775 1,991
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,187
$ 4,178
Nevada - 2.23%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
8,604 9,948
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,376
$ 14,324
New Hampshire - 3.09%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(c)
6,750 6,937
4.00%, 11/01/2027
(b)
1,000 1,025
4.13%, 01/20/2034 9,935 10,872
4.88%, 11/01/2042
(b)
1,000 1,021
$ 19,855
New Jersey - 5.27%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 771
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development Authority
0.07%, 07/01/2026
(c)
$ 2,900 $ 2,900
4.00%, 07/01/2032 805 876
5.75%, 04/01/2031 1,005 1,051
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,235
5.25%, 06/15/2034 2,250 2,522
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,463
5.00%, 01/01/2048 3,000 3,250
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(a)
1,000 1,326
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,323
5.00%, 06/01/2046 7,000 8,166
$ 33,883
New York - 7.48%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 1,585 1,632
5.75%, 02/15/2047 915 940
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 611
5.00%, 11/15/2021 850 893
5.00%, 11/15/2025 400 446
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
6.13%, 01/01/2029
(a)
925 929
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,872
New York City Water & Sewer System
0.14%, 06/15/2050
(c)
4,500 4,500
0.15%, 06/15/2045
(c)
1,100 1,100
4.00%, 06/15/2037 2,800 3,424
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 248
5.00%, 06/01/2036 740 829
5.00%, 06/01/2041 400 443
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,048
5.00%, 09/15/2040 1,000 1,058
5.00%, 12/15/2041 1,000 1,049
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,202
5.00%, 07/01/2033 1,200 1,404
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(a)
140 140
New York Transportation Development Corp
5.00%, 01/01/2032 7,200 7,876
5.00%, 01/01/2036 3,200 3,496
5.25%, 01/01/2050 3,125 3,417
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,853
Tompkins County Development Corp
5.00%, 07/01/2027 115 63
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,554
$ 48,027
North Carolina - 3.19%
City of Charlotte NC
5.00%, 06/01/2029 5,790 8,001
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03/01/2031 1,000 1,028

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina (continued)
North Carolina Medical Care Commission
5.00%, 10/01/2047 $ 1,000 $ 1,037
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,935
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,294
5.00%, 05/01/2034 1,150 1,482
University of North Carolina at Chapel Hill
5.00%, 02/01/2032 1,310 1,692
$ 20,469
Ohio - 3.71%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,776
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048 3,000 3,005
4.00%, 06/01/2037 3,000 3,524
5.00%, 06/01/2055 4,000 4,408
City of Cincinnati OH
5.00%, 12/01/2032 815 886
Cleveland Department of Public Utilities Division
of Public Power (credit support from Assured
Guaranty Municipal Corp )
4.00%, 11/15/2036
(a)
950 1,132
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,504
5.00%, 01/01/2046 2,500 2,581
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,063
4.50%, 01/15/2048
(b)
850 902
5.00%, 07/01/2049
(b)
2,000 2,036
$ 23,817
Oklahoma - 0.20%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,285
Oregon - 1.14%
Medford Hospital Facilities Authority
4.00%, 08/15/2039 1,000 1,175
4.00%, 08/15/2050 1,000 1,144
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 650
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 3,905 4,335
$ 7,304
Pennsylvania - 4.75%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 952
5.13%, 05/01/2030 1,030 930
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,270
5.00%, 02/01/2039 1,000 1,267
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,766
5.00%, 06/01/2033 2,000 2,495
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(c)
2,000 2,210
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(c)
2,250 2,291
3.25%, 08/01/2039
(b)
1,200 1,098
5.75%, 06/01/2036
(b)
1,750 1,720
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,590
5.00%, 12/01/2036 1,725 2,069
5.25%, 12/01/2044 5,000 6,357
5.75%, 12/01/2028 175 178
5.75%, 12/01/2028 245 249
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Turnpike Commission   (continued)
6.00%, 12/01/2034 $ 65 $ 66
6.00%, 12/01/2034 80 82
6.00%, 12/01/2034 355 362
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(a)
400 571
$ 30,523
South Carolina - 0.24%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,529
South Dakota - 0.23%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,500
Tennessee - 2.71%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 5,010 5,767
Metropolitan Nashville Airport Authority/The
4.00%, 07/01/2049 1,000 1,125
5.00%, 07/01/2044 5,500 6,852
5.00%, 07/01/2049 2,000 2,474
Tennergy Corp/TN
5.00%, 02/01/2050
(c)
1,000 1,166
$ 17,384
Texas - 9.04%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,140
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,435
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,255
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,056
6.63%, 07/15/2038 2,000 2,034
Grand Parkway Transportation Corp
3.00%, 10/01/2050 1,810 1,883
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,130
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,085
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 3,082
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,138
Port Beaumont Navigation District
3.63%, 01/01/2035
(b)
2,650 2,637
4.00%, 01/01/2050
(b)
500 502
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 101
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,328
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,395 13,546
Texas Private Activity Bond Surface
Transportation Corp
5.00%, 12/31/2032 4,000 4,980
7.00%, 12/31/2038 1,000 1,154
7.00%, 06/30/2040 3,500 3,517
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,273

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
West Harris County Regional Water Authority
4.00%, 12/15/2049 $ 1,500 $ 1,791
$ 58,067
Utah - 1.39%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,129
5.00%, 10/15/2032 4,385 4,860
5.00%, 10/15/2037 1,500 1,637
5.38%, 10/15/2040 1,200 1,329
$ 8,955
Virginia - 4.18%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(c)
6,500 6,611
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,035
6.00%, 07/01/2044 1,000 1,022
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,907
5.00%, 10/01/2039 1,500 1,902
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,358
King George County Economic Development
Authority
2.50%, 06/01/2023
(c)
1,600 1,657
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,562
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,790
$ 26,844
Washington - 1.05%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,732
Wisconsin - 1.31%
City of Superior WI
5.38%, 11/01/2021 750 753
Public Finance Authority
5.00%, 01/01/2024 2,500 2,746
5.00%, 12/01/2025 3,000 3,423
5.00%, 10/01/2043
(b)
1,500 1,524
$ 8,446
TOTAL MUNICIPAL BONDS $ 629,966
Total Investments $ 646,439
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.22)%
Notes with interest rates of 0.19% - 0.46% at July
31, 2020 and contractual maturities of collateral
from 2023-2026.
(f)
$ (14,252) (14,252)
Total Net Investments $ 632,187
Other Assets and Liabilities -  1.58% 10,175
TOTAL NET ASSETS - 100.00% $ 642,362
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,738 or 7.12% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 80.49%
General Obligation Unlimited 7.85%
Insured 4.77%
Investment Companies 2.57%
Prerefunded 1.98%
General Obligation Limited 1.50%
Tax Allocation 0.68%
Special Assessment 0.40%
Special Tax 0.31%
Certificate Participation 0.09%
Liability For Floating Rate Notes Issued (2.22)%
Other Assets and Liabilities
1.58%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
July 31, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

July 31, 2020 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre
Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High
Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund
II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal Lifetime Funds, Principal Lifetime Hybrid Funds,
and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates

July 31, 2020 (unaudited)

about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in a significantly higher fair value measurement. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2020 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 6,279 $ — $ — $ 6,279
Municipal Bonds* — 644,210 — 644,210
Total investments in securities $ 6,279 $ 6 44,210 $ — $ 650,489

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 5,494,099 $ — $ 5,494,099
Common Stocks
Financial — — — —
Industrial — — 17,786 17,786
Investment Companies 235,120 — — 235,120
Senior Floating Rate Interests* — 19,493 — 19,493
U.S. Government & Government Agency Obligations* — 2,650,942 — 2,650,942
Total investments in securities $ 235,120 $ 8,164,534 $ 17,786 $ 8,417,440
Core Plus Bond Fund
Bonds* — 378,960 332 379,292
Common Stocks* 61 — — 61
Investment Companies 55,887 — — 55,887
Preferred Stocks
Government — 3,693 — 3,693
Senior Floating Rate Interests* — 5,457 11 5,468
U.S. Government & Government Agency Obligations* — 269,024 — 269,024
Total investments in securities $ 55,948 $ 657,134 $ 343 $ 713,425
Assets
Interest Rate Contracts
Futures** 285 — — 285
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (373) — (373)
Interest Rate Contracts
Futures** (42) — — (42)
Diversified International Fund
Common Stocks
Basic Materials 202,186 425,107 — 627,293
Communications 389,624 1,189,202 — 1,578,826
Consumer, Cyclical 278,790 1,738,263 — 2,017,053
Consumer, Non-cyclical 147,254 2,062,858 — 2,210,112
Diversified — 103 — 103
Energy 267,797 401,265 — 669,062
Financial 562,348 1,700,759 — 2,263,107
Industrial 130,898 1,272,140 — 1,403,038
Technology 62,117 1,579,629 — 1,641,746
Utilities 33,600 288,263 — 321,863
Investment Companies 158,418 — — 158,418
Preferred Stocks 56,745 — — 56,745
Total investments in securities $ 2,289,777 $ 10,657,589 $ — $ 12,947,366
Equity Income Fund
Common Stocks* 7,617,496 — — 7,617,496
Investment Companies 383,285 — — 383,285
Total investments in securities $ 8,000,781 $ — $ — $ 8,000,781
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 196,797 — 196,797
Investment Companies 9,270 — — 9,270
U.S. Government & Government Agency Obligations* — 5,079 — 5,079
Total investments in securities $ 9,270 $ 201,876 $ — $ 211,146
Assets
Credit Contracts
Credit Default Swaps — 965 — 965
Foreign Exchange Contracts
Foreign Currency Contracts — 1,466 — 1,466
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,379 — 2,379
Interest Rate Swaps — 487 — 487
Total Return Swaps — 2 0 — 2 0

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Unconstrained Emerging Markets Bond Fund
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (1,309) $ — $ (1,309)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,518) — (2,518)
Interest Rate Swaps — (351) — (351)
Global Diversified Income Fund
Bonds* — 3,530,432 104,768 3,635,200
Common Stocks
Basic Materials 21,085 30,251 24,108 75,444
Communications 86,383 6,620 — 93,003
Consumer, Cyclical 42,346 29,345 4 71,695
Consumer, Non-cyclical 18,009 25,880 6,304 50,193
Diversified — 1,037 — 1,037
Energy 16,724 13,450 191 30,365
Financial 218,252 115,019 — 333,271
Industrial 36,397 36,641 — 73,038
Technology 20,552 8,115 — 28,667
Utilities 283,038 15,092 — 298,130
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 1,487 — — 1,487
Investment Companies 147,893 — — 147,893
Preferred Stocks
Communications 1,459 — — 1,459
Consumer, Non-cyclical — 1,456 — 1,456
Energy 931 — — 931
Financial 32,729 4,780 — 37,509
Government — 10,846 — 10,846
Utilities 18,441 — — 18,441
Senior Floating Rate Interests* — 404,164 35,440 439,604
U.S. Government & Government Agency Obligations* — 5,447 — 5,447
Total investments in securities $ 945,726 $ 4,238,923 $ 170,815 $ 5,355,464
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,028 — 1,028
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (3,274) — (3,274)
Global Real Estate Securities Fund
Common Stocks
Communications — 22,934 — 22,934
Consumer, Cyclical 17,257 41,534 — 58,791
Financial 1,610,510 1,137,956 — 2,748,466
Industrial — 20,059 — 20,059
Investment Companies 21,793 — — 21,793
Total investments in securities $ 1,649,560 $ 1,222,483 $ — $ 2,872,043
Government & High Quality Bond Fund
Bonds* — 313,617 — 313,617
Investment Companies 205,106 — — 205,106
U.S. Government & Government Agency Obligations* — 1,303,983 — 1,303,983
Total investments in securities $ 205,106 $ 1,617,600 $ — $ 1,822,706
Liabilities
Interest Rate Contracts
Futures** (1,161) — — (1,161)
High Income Fund
Bonds* — 2,458,461 17,683 2,476,144
Common Stocks
Communications — — — —
Consumer, Cyclical — — — —

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund
Consumer, Non-cyclical $ — $ — $ 1,661 $ 1,661
Utilities — — — —
Investment Companies 112,911 — — 112,911
Preferred Stocks — — — —
Senior Floating Rate Interests* — 320,935 — 320,935
Total investments in securities $ 112,911 $ 2,779,396 $ 19,344 $ 2,911,651
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 86 — 86
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (395) — (395)
High Yield Fund
Bonds* — 2,770,262 3,592 2,773,854
Common Stocks* 1,060 — — 1,060
Convertible Bonds* — — — —
Investment Companies 204,730 — — 204,730
Senior Floating Rate Interests* — 192,359 425 192,784
Total investments in securities $ 205,790 $ 2,962,621 $ 4,017 $ 3,172,428
Inflation Protection Fund
Bonds* — 143,562 — 143,562
Investment Companies 41,520 — — 41,520
U.S. Government & Government Agency Obligations* — 1,520,454 — 1,520,454
Purchased Options 303 136 — 439
Purchased Interest Rate Swaptions — 9,135 — 9,135
Purchased Capped Options — 353 — 353
Total investments in securities $ 41,823 $ 1,673,640 $ — $ 1,715,463
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 2,613 — 2,613
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 28,157 — 28,157
Futures** 683 — — 683
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (6,353) — (6,353)
Interest Rate Contracts
Capped Options — (198) — (198)
Exchange Cleared Interest Rate Swaps** — (26,360) — (26,360)
Futures** (1,518) — — (1,518)
Interest Rate Swaptions — (13,388) — (13,388)
Written Options (397) — — (397)
International Emerging Markets Fund
Common Stocks
Basic Materials 637 10,867 — 11,504
Communications 10,017 55,743 — 65,760
Consumer, Cyclical 5,474 17,657 — 23,131
Consumer, Non-cyclical 5,151 16,240 — 21,391
Diversified — 1,483 — 1,483
Energy 2,257 10,010 — 12,267
Financial 9,306 34,581 — 43,887
Industrial 967 17,989 — 18,956
Technology 5,008 44,577 — 49,585
Utilities — 3,170 — 3,170
Investment Companies 1,664 — — 1,664
Preferred Stocks
Communications 1,751 — — 1,751
Technology — 557 — 557
Total investments in securities $ 42,232 $ 212,874 $ — $ 255,106

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Fund I
Common Stocks
Basic Materials $ 3,773 $ 23,775 $ — $ 27,548
Communications 12,547 21,607 — 34,154
Consumer, Cyclical 2,016 25,815 — 27,831
Consumer, Non-cyclical 2,961 52,019 — 54,980
Energy 2,101 4,668 — 6,769
Financial 13,994 47,812 — 61,806
Industrial — 34,013 — 34,013
Technology 12,665 40,865 — 53,530
Utilities — 10,788 — 10,788
Investment Companies — — — —
Total investments in securities $ 50,057 $ 261,362 $ — $ 311,419
LargeCap Growth Fund I
Common Stocks
Basic Materials 191,616 — — 191,616
Communications 2,598,553 — — 2,598,553
Consumer, Cyclical 784,865 — — 784,865
Consumer, Non-cyclical 3,340,761 — — 3,340,761
Energy 16,769 — — 16,769
Financial 743,492 — — 743,492
Industrial 660,198 — — 660,198
Technology 3,115,465 410 1,791 3,117,666
Utilities 80,346 — — 80,346
Convertible Preferred Stocks
Communications — — 9,872 9,872
Consumer, Cyclical — 4,188 — 4,188
Investment Companies 288,665 — — 288,665
Preferred Stocks
Communications — 1,699 3,026 4,725
Consumer, Cyclical — 27,484 18,801 46,285
Technology — 176 8,547 8,723
Total investments in securities $ 11,820,730 $ 33,957 $ 42,037 $ 11,896,724
Assets
Equity Contracts
Futures** 2,147 — — 2,147
LargeCap S&P 500 Index Fund
Common Stocks* 6,036,801 — — 6,036,801
Investment Companies 116,047 — — 116,047
Total investments in securities $ 6,152,848 $ — $ — $ 6,152,848
Assets
Equity Contracts
Futures** 2,528 — — 2,528
LargeCap Value Fund III
Common Stocks* 1,855,763 — — 1,855,763
Investment Companies 55,560 — — 55,560
Total investments in securities $ 1,911,323 $ — $ — $ 1,911,323
Assets
Equity Contracts
Futures** 304 — — 304
MidCap Fund
Common Stocks
Basic Materials 140,873 — — 140,873
Communications 2,060,169 — — 2,060,169
Consumer, Cyclical 4,298,872 — — 4,298,872
Consumer, Non-cyclical 2,344,314 37,482 — 2,381,796
Financial 4,746,339 — — 4,746,339
Industrial 2,397,021 — — 2,397,021
Technology 2,600,196 — — 2,600,196

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Utilities $ 392,704 $ — $ — $ 392,704
Investment Companies 24,939 — — 24,939
Total investments in securities $ 19,005,427 $ 37,482 $ — $ 19,042,909
MidCap Growth Fund
Common Stocks* 184,447 — — 184,447
Investment Companies 1,150 — — 1,150
Total investments in securities $ 185,597 $ — $ — $ 185,597
MidCap Growth Fund III
Common Stocks* 1,179,510 — — 1,179,510
Investment Companies 36,539 — — 36,539
Total investments in securities $ 1,216,049 $ — $ — $ 1,216,049
Assets
Equity Contracts
Futures** 119 — — 119
MidCap S&P 400 Index Fund
Common Stocks* 1,014,601 — — 1,014,601
Investment Companies 17,049 — — 17,049
Total investments in securities $ 1,031,650 $ — $ — $ 1,031,650
Assets
Equity Contracts
Futures** 458 — — 458
MidCap Value Fund I
Common Stocks* 2,183,708 — — 2,183,708
Investment Companies 37,775 — — 37,775
Total investments in securities $ 2,221,483 $ — $ — $ 2,221,483
Assets
Equity Contracts
Futures** 232 — — 232
Overseas Fund
Common Stocks
Basic Materials — 233,107 — 233,107
Communications 31,653 50,651 — 82,304
Consumer, Cyclical 33,438 308,698 — 342,136
Consumer, Non-cyclical 30,993 380,644 — 411,637
Diversified — 1,570 — 1,570
Energy 48,582 102,264 — 150,846
Financial 26,013 540,027 — 566,040
Industrial — 479,004 — 479,004
Technology — 128,724 — 128,724
Utilities — 136,173 — 136,173
Investment Companies 85,238 — — 85,238
Preferred Stocks
Basic Materials — 106 — 106
Consumer, Cyclical — 52,962 — 52,962
Consumer, Non-cyclical — 943 — 943
Total investments in securities $ 255,917 $ 2,414,873 $ — $ 2,670,790
Liabilities
Equity Contracts
Futures** (801) — — (801)
Principal Capital Appreciation Fund
Common Stocks* 1,806,099 — — 1,806,099
Investment Companies 24,761 — — 24,761
Total investments in securities $ 1,830,860 $ — $ — $ 1,830,860

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2010 Fund
Investment Companies $ 723,833 $ — $ — $ 723,833
Total investments in securities $ 723,833 $ — $ — $ 723,833
Principal LifeTime 2015 Fund
Investment Companies 365,604 — — 365,604
Total investments in securities $ 365,604 $ — $ — $ 365,604
Principal LifeTime 2020 Fund
Investment Companies 3,759,202 — — 3,759,202
Total investments in securities $ 3,759,202 $ — $ — $ 3,759,202
Principal LifeTime 2025 Fund
Investment Companies 1,579,741 — — 1,579,741
Total investments in securities $ 1,579,741 $ — $ — $ 1,579,741
Principal LifeTime 2030 Fund
Investment Companies 5,525,718 — — 5,525,718
Total investments in securities $ 5,525,718 $ — $ — $ 5,525,718
Principal LifeTime 2035 Fund
Investment Companies 1,305,949 — — 1,305,949
Total investments in securities $ 1,305,949 $ — $ — $ 1,305,949
Principal LifeTime 2040 Fund
Investment Companies 3,883,960 — — 3,883,960
Total investments in securities $ 3,883,960 $ — $ — $ 3,883,960
Principal LifeTime 2045 Fund
Investment Companies 981,737 — — 981,737
Total investments in securities $ 981,737 $ — $ — $ 981,737
Principal LifeTime 2050 Fund
Investment Companies 2,353,878 — — 2,353,878
Total investments in securities $ 2,353,878 $ — $ — $ 2,353,878
Principal LifeTime 2055 Fund
Investment Companies 535,180 — — 535,180
Total investments in securities $ 535,180 $ — $ — $ 535,180
Principal LifeTime 2060 Fund
Investment Companies 441,453 — — 441,453
Total investments in securities $ 441,453 $ — $ — $ 441,453
Principal LifeTime 2065 Fund
Investment Companies 30,398 — — 30,398
Total investments in securities $ 30,398 $ — $ — $ 30,398
Principal LifeTime Hybrid 2015 Fund
Investment Companies 108,197 — — 108,197
Total investments in securities $ 108,197 $ — $ — $ 108,197
Principal LifeTime Hybrid 2020 Fund
Investment Companies 348,305 — — 348,305
Total investments in securities $ 348,305 $ — $ — $ 348,305

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2025 Fund
Investment Companies $ 302,322 $ — $ — $ 302,322
Total investments in securities $ 302,322 $ — $ — $ 302,322
Principal LifeTime Hybrid 2030 Fund
Investment Companies 326,682 — — 326,682
Total investments in securities $ 326,682 $ — $ — $ 326,682
Principal LifeTime Hybrid 2035 Fund
Investment Companies 230,257 — — 230,257
Total investments in securities $ 230,257 $ — $ — $ 230,257
Principal LifeTime Hybrid 2040 Fund
Investment Companies 227,759 — — 227,759
Total investments in securities $ 227,759 $ — $ — $ 227,759
Principal LifeTime Hybrid 2045 Fund
Investment Companies 142,581 — — 142,581
Total investments in securities $ 142,581 $ — $ — $ 142,581
Principal LifeTime Hybrid 2050 Fund
Investment Companies 113,014 — — 113,014
Total investments in securities $ 113,014 $ — $ — $ 113,014
Principal LifeTime Hybrid 2055 Fund
Investment Companies 48,671 — — 48,671
Total investments in securities $ 48,671 $ — $ — $ 48,671
Principal LifeTime Hybrid 2060 Fund
Investment Companies 16,396 — — 16,396
Total investments in securities $ 16,396 $ — $ — $ 16,396
Principal LifeTime Hybrid 2065 Fund
Investment Companies 3,020 — — 3,020
Total investments in securities $ 3,020 $ — $ — $ 3,020
Principal LifeTime Hybrid Income Fund
Investment Companies 61,360 — — 61,360
Total investments in securities $ 61,360 $ — $ — $ 61,360
Principal LifeTime Strategic Income Fund
Investment Companies 429,426 — — 429,426
Total investments in securities $ 429,426 $ — $ — $ 429,426
Real Estate Securities Fund
Common Stocks* 4,750,445 — — 4,750,445
Investment Companies 73,960 — — 73,960
Total investments in securities $ 4,824,405 $ — $ — $ 4,824,405
SAM Balanced Portfolio
Investment Companies 4,341,154 — — 4,341,154
Total investments in securities $ 4,341,154 $ — $ — $ 4,341,154
SAM Conservative Balanced Portfolio
Investment Companies 1,638,499 — — 1,638,499
Total investments in securities $ 1,638,499 $ — $ — $ 1,638,499

July 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies $ 2,899,281 $ — $ — $ 2,899,281
Total investments in securities $ 2,899,281 $ — $ — $ 2,899,281
SAM Flexible Income Portfolio
Investment Companies 2,762,919 — — 2,762,919
Total investments in securities $ 2,762,919 $ — $ — $ 2,762,919
SAM Strategic Growth Portfolio
Investment Companies 1,824,642 — — 1,824,642
Total investments in securities $ 1,824,642 $ — $ — $ 1,824,642
Short-Term Income Fund
Bonds* — 4,918,650 — 4,918,650
Investment Companies 38,240 — — 38,240
U.S. Government & Government Agency Obligations* — 623,811 — 623,811
Total investments in securities $ 38,240 $ 5,542,461 $ — $ 5,580,701
SmallCap Fund
Common Stocks* 626,955 — — 626,955
Investment Companies 20,326 — — 20,326
Total investments in securities $ 647,281 $ — $ — $ 647,281
SmallCap Growth Fund I
Common Stocks
Basic Materials 15,052 — — 15,052
Communications 113,516 — — 113,516
Consumer, Cyclical 279,206 — — 279,206
Consumer, Non-cyclical 686,660 — 15 686,675
Energy 7,305 — — 7,305
Financial 153,780 — — 153,780
Industrial 345,530 — — 345,530
Technology 413,426 — — 413,426
Utilities 2,505 — — 2,505
Investment Companies 110,852 — — 110,852
Total investments in securities $ 2,127,832 $ — $ 15 $ 2,127,847
Assets
Equity Contracts
Futures** 285 — — 285
SmallCap S&P 600 Index Fund
Common Stocks* 1,057,350 — — 1,057,350
Investment Companies 27,251 — — 27,251
Total investments in securities $ 1,084,601 $ — $ — $ 1,084,601
Assets
Equity Contracts
Futures** 546 — — 546
SmallCap Value Fund II
Common Stocks
Basic Materials 25,387 — — 25,387
Communications 22,175 — 1 22,176
Consumer, Cyclical 123,064 — — 123,064
Consumer, Non-cyclical 103,075 — 4 103,079
Diversified 6 — — 6
Energy 32,159 — — 32,159
Financial 243,243 — — 243,243
Government 39 — — 39
Industrial 147,791 — — 147,791
Technology 82,392 — — 82,392

July 31, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II
Utilities $ 26,897 $ — $ — $ 26,897
Investment Companies 22,013 — — 22,013
Total investments in securities $ 828,241 $ — $ 5 $ 828,246
Assets
Equity Contracts
Futures** 13 — — 13
Tax-Exempt Bond Fund
Investment Companies 16,473 — — 16,473
Municipal Bonds* — 62 9,966 — 629,966
Total investments in securities $ 16,473 $ 62 9,966 $ — $ 646,439
Fund Asset Type
Fair Value as of
July 31, 2020 Valuation Technique Unobservable Input Input Valuations*
Global Diversified
Income Fund
Bonds $ 104,768 Yield Analysis Yield to Maturity 8.8 – 11.0% (10.4%)
Common Stocks 30,412 Enterprise Valuation Model EBITDA Multiples 8.0 – 9.5x (8.7x)
Discounted Cash Flow Discount Rate 11.6 – 15.2% (13.0%)
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating
Rate Interests
35,440 Yield Analysis Yield to Maturity 9.0%
$ 170,815
Fund
Fair Value
October
31, 2019
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Fair Value
July 31, 2020
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at July 31, 2020
Global Diversified Income Fund
Bonds $ 107,775 $ 46 $ (578) $ 1,971 $ (46) $ — $ (4,400)*** $ 104,768 $ (430)
Common Stock
Basic Materials 27,293 — (3,185) — — — — 24,108 (3,185)
Consumer,
ss Cyclical 4 — — — — — — 4 —
Consumer,
ss Non-Cyclical 9,649 (3) (3,592) 18 (7) 239 — 6,304 (3,592)
Energy 191 — — — — — — 191 —
Senior Floating
Rates Interests 35,086 — 354 — — — — 35,440 354
Total
$ 179,998 $ 43 $ (7,001) $ 1,989 $ (53) $ 239 $ (4,400) $ 170,815 $ (6,853)

July 31, 2020 (unaudited)

3. Instances in which a price becomes available from a pricing service
***$4,400 was transferred from Level 3 to Level 2 due to the initiation of a vendor providing a price based on market activity which has been determined to include significant observable inputs.
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of July 31, 2020 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.